Schedule of Investments (unaudited)
WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)
November 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 95.8%
U.S. Treasury Bills — 95.8%
4.09%, 12/11/25*	$53,657,500	$53,599,361
3.95%, 1/8/26*	53,087,500	52,874,709
3.83%, 2/5/26*	52,657,500	52,295,967
3.83%, 3/5/26*	53,587,500	53,073,124
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $211,826,754)		211,843,161
	Shares
EXCHANGE-TRADED FUND — 4.3%
United States — 4.3%
WisdomTree Floating Rate Treasury Fund(a)(b)
(Cost: $9,474,123)	188,500	9,477,780
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.86%(c)
(Cost: $430,412)	430,412	430,412
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.5%
United States — 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.95%(c)
(Cost: $3,426,840)	3,426,840	3,426,840
TOTAL INVESTMENTS IN SECURITIES — 101.8% (Cost: $225,158,129)		225,178,193
Other Liabilities less Assets — (1.8)%		(3,935,733)
NET ASSETS — 100.0%		$221,242,460

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Security, or portion thereof, was on loan at November 30, 2025. At November 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,358,704 and the total market value of the collateral held by the Fund was $3,426,840.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of November 30, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CNH	Offshore Chinese renminbi
EUR	Euro
GBP	British pound
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
SGD	Singapore dollar
TWD	Taiwan new dollar
USD	United States dollar

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2025 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2025		Dividend Income	Securities Lending Income
WisdomTree Floating Rate Treasury Fund	$6,462,265	$3,017,430	$—	$—	$(1,915)	$9,477,780		$76,482	$—
WisdomTree Treasury Money Market Digital Fund	—	63,100,000	63,100,000	—	—	–	^	—	15,409
Total	$6,462,265	$66,117,430	$63,100,000	$—	$(1,915)	$9,477,780		$76,482	$15,409

^	As of November 30, 2025, the Fund did not hold a position in this affiliate.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	12/4/2025	70,000	CHF	86,744	USD	$416	$–
Bank of America NA	12/4/2025	5,672,094	USD	8,095,610,000	KRW	163,882	–
Bank of America NA	12/4/2025	3,870,858	USD	119,145,000	TWD	77,152	–
Bank of Montreal	12/4/2025	120,000	AUD	77,944	USD	658	–
Barclays Bank PLC	12/4/2025	109,695,000	CNH	15,517,769	USD	443	–
Barclays Bank PLC	1/7/2026	15,757,431	USD	111,140,000	CNH	–	(576)
Canadian Imperial Bank of Commerce	12/4/2025	603,987	USD	850,000	CAD	–	(4,470)
Citibank NA	12/4/2025	394,074,000	MXN	21,535,775	USD	–	(9,640)
Citibank NA	12/4/2025	4,500,000	TWD	144,932	USD	–	(1,647)
Citibank NA	12/4/2025	5,672,000	TWD	181,450	USD	–	(847)
Citibank NA	12/4/2025	521,191	USD	400,000	GBP	–	(8,608)
Citibank NA	12/4/2025	5,147,348	USD	457,505,000	INR	31,701	–
Citibank NA	1/7/2026	22,073,737	USD	405,345,000	MXN	9,358	–
Deutsche Bank AG	12/4/2025	1,111,500	USD	1,715,000	AUD	–	(11,848)
Deutsche Bank AG	12/4/2025	292,032	USD	450,000	AUD	–	(2,725)
Deutsche Bank AG	12/4/2025	58,224	USD	90,000	AUD	–	(727)
Deutsche Bank AG	12/4/2025	2,957,760	USD	4,170,000	CAD	–	(27,258)
Deutsche Bank AG	12/4/2025	778,003	USD	1,095,000	CAD	–	(5,832)
Deutsche Bank AG	12/4/2025	156,591	USD	220,000	CAD	–	(892)
Deutsche Bank AG	12/4/2025	296,981	USD	240,000	CHF	–	(1,855)
Deutsche Bank AG	12/4/2025	1,144,344	USD	920,000	CHF	–	(1,191)
Deutsche Bank AG	12/4/2025	62,123	USD	50,000	CHF	–	(135)
Deutsche Bank AG	12/4/2025	1,787,185	USD	12,710,000	CNH	–	(10,859)
Deutsche Bank AG	12/4/2025	469,658	USD	3,345,000	CNH	–	(3,549)
Deutsche Bank AG	12/4/2025	94,199	USD	670,000	CNH	–	(584)
Deutsche Bank AG	12/4/2025	7,747,356	USD	6,700,000	EUR	–	(25,497)
Deutsche Bank AG	12/4/2025	1,971,970	USD	1,715,000	EUR	–	(17,649)
Deutsche Bank AG	12/4/2025	397,950	USD	345,000	EUR	–	(2,294)
Deutsche Bank AG	12/4/2025	2,620,460	USD	1,995,000	GBP	–	(21,913)
Deutsche Bank AG	12/4/2025	683,557	USD	525,000	GBP	–	(11,804)
Deutsche Bank AG	12/4/2025	137,017	USD	105,000	GBP	–	(2,055)
Deutsche Bank AG	12/4/2025	3,275,675	USD	500,000,000	JPY	72,780	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	12/4/2025	834,771	USD	127,885,000	JPY	$15,567	$–
Deutsche Bank AG	12/4/2025	163,023	USD	25,555,000	JPY	–	(677)
Deutsche Bank AG	12/4/2025	2,446,277	USD	45,565,000	MXN	–	(42,693)
Deutsche Bank AG	12/4/2025	639,000	USD	11,980,000	MXN	–	(15,402)
Deutsche Bank AG	12/4/2025	131,058	USD	2,410,000	MXN	–	(587)
Deutsche Bank AG	12/4/2025	672,207	USD	875,000	SGD	–	(3,129)
Deutsche Bank AG	12/4/2025	176,213	USD	230,000	SGD	–	(1,304)
Deutsche Bank AG	12/4/2025	34,461	USD	45,000	SGD	–	(271)
Goldman Sachs	12/4/2025	10,000,000	MXN	535,228	USD	11,019	–
Goldman Sachs	12/4/2025	8,289,584	USD	12,665,000	AUD	–	(6,162)
Goldman Sachs	12/4/2025	58,500	USD	90,000	AUD	–	(451)
Goldman Sachs	12/4/2025	21,180,933	USD	29,660,000	CAD	–	(50,637)
Goldman Sachs	12/4/2025	156,990	USD	220,000	CAD	–	(493)
Goldman Sachs	12/4/2025	8,454,572	USD	6,780,000	CHF	12,474	–
Goldman Sachs	12/4/2025	62,260	USD	50,000	CHF	3	–
Goldman Sachs	12/4/2025	13,239,465	USD	94,115,000	CNH	–	(74,693)
Goldman Sachs	12/4/2025	94,176	USD	670,000	CNH	–	(607)
Goldman Sachs	12/4/2025	55,177,904	USD	47,790,000	EUR	–	(264,578)
Goldman Sachs	12/4/2025	399,460	USD	345,000	EUR	–	(784)
Goldman Sachs	12/4/2025	18,636,040	USD	14,185,000	GBP	–	(151,961)
Goldman Sachs	12/4/2025	138,212	USD	105,000	GBP	–	(860)
Goldman Sachs	12/4/2025	76,204	USD	6,765,000	INR	560	–
Goldman Sachs	12/4/2025	38,026	USD	3,375,000	INR	288	–
Goldman Sachs	12/4/2025	38,091	USD	3,385,000	INR	242	–
Goldman Sachs	12/4/2025	21,709,615	USD	3,335,780,000	JPY	341,305	–
Goldman Sachs	12/4/2025	167,220	USD	25,600,000	JPY	3,231	–
Goldman Sachs	12/4/2025	801,272	USD	1,159,000,000	KRW	12,694	–
Goldman Sachs	12/4/2025	231,226	USD	333,000,000	KRW	4,654	–
Goldman Sachs	12/4/2025	42,711	USD	61,000,000	KRW	1,207	–
Goldman Sachs	12/4/2025	41,924	USD	61,000,000	KRW	420	–
Goldman Sachs	12/4/2025	82,170	USD	121,000,000	KRW	–	(157)
Goldman Sachs	12/4/2025	18,417,213	USD	343,245,000	MXN	–	(332,409)
Goldman Sachs	12/4/2025	130,280	USD	2,410,000	MXN	–	(1,366)
Goldman Sachs	12/4/2025	4,820,528	USD	6,260,000	SGD	–	(11,019)
Goldman Sachs	12/4/2025	34,646	USD	45,000	SGD	–	(86)
Goldman Sachs	12/4/2025	28,826	USD	890,000	TWD	487	–
Goldman Sachs	12/4/2025	29,056	USD	900,000	TWD	399	–
Goldman Sachs	12/4/2025	95,853	USD	3,000,000	TWD	330	–
HSBC Holdings PLC	12/4/2025	100,000	EUR	115,017	USD	996	–
HSBC Holdings PLC	12/4/2025	17,188,000	GBP	22,761,890	USD	3,578	–
HSBC Holdings PLC	12/4/2025	4,193,463,000	JPY	26,863,325	USD	–	(877)
HSBC Holdings PLC	12/4/2025	9,964,676,000	KRW	6,790,239	USD	–	(10,323)
HSBC Holdings PLC	1/7/2026	22,189,022	USD	16,755,000	GBP	–	(3,147)
HSBC Holdings PLC	1/7/2026	25,323,423	USD	3,939,260,000	JPY	812	–
HSBC Holdings PLC	1/7/2026	6,525,734	USD	9,560,200,000	KRW	754	–
JPMorgan Chase Bank NA	12/4/2025	561,000	AUD	365,715	USD	1,748	–
JPMorgan Chase Bank NA	12/4/2025	1,364,000	CAD	971,805	USD	4,590	–
JPMorgan Chase Bank NA	12/4/2025	300,000	CHF	373,190	USD	354	–
JPMorgan Chase Bank NA	12/4/2025	1,000,000	CNH	140,442	USD	1,025	–
JPMorgan Chase Bank NA	12/4/2025	4,160,000	CNH	588,685	USD	–	(183)
JPMorgan Chase Bank NA	12/4/2025	2,139,000	EUR	2,480,934	USD	578	–
JPMorgan Chase Bank NA	12/4/2025	652,000	GBP	863,025	USD	547	–
JPMorgan Chase Bank NA	12/4/2025	553,637,000	INR	6,196,967	USD	–	(6,409)
JPMorgan Chase Bank NA	12/4/2025	159,047,000	JPY	1,017,262	USD	1,560	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	12/4/2025	14,946,000	MXN	814,566	USD	$1,853	$–
JPMorgan Chase Bank NA	12/4/2025	283,000	SGD	218,246	USD	177	–
JPMorgan Chase Bank NA	12/4/2025	58,865	USD	90,000	AUD	–	(86)
JPMorgan Chase Bank NA	12/4/2025	156,784	USD	220,000	CAD	–	(699)
JPMorgan Chase Bank NA	12/4/2025	62,086	USD	50,000	CHF	–	(171)
JPMorgan Chase Bank NA	12/4/2025	94,201	USD	670,000	CNH	–	(582)
JPMorgan Chase Bank NA	12/4/2025	398,035	USD	345,000	EUR	–	(2,209)
JPMorgan Chase Bank NA	12/4/2025	137,952	USD	105,000	GBP	–	(1,121)
JPMorgan Chase Bank NA	12/4/2025	189,774	USD	16,865,000	INR	1,196	–
JPMorgan Chase Bank NA	12/4/2025	132,250	USD	11,750,000	INR	866	–
JPMorgan Chase Bank NA	12/4/2025	167,090	USD	25,690,000	JPY	2,525	–
JPMorgan Chase Bank NA	12/4/2025	210,222	USD	303,000,000	KRW	4,063	–
JPMorgan Chase Bank NA	12/4/2025	129,632	USD	2,405,000	MXN	–	(1,741)
JPMorgan Chase Bank NA	12/4/2025	34,565	USD	45,000	SGD	–	(166)
JPMorgan Chase Bank NA	12/4/2025	551,608	USD	17,080,000	TWD	7,763	–
JPMorgan Chase Bank NA	12/4/2025	161,760	USD	5,000,000	TWD	2,555	–
JPMorgan Chase Bank NA	12/4/2025	144,276	USD	4,460,000	TWD	2,265	–
JPMorgan Chase Bank NA	1/7/2026	6,035,727	USD	540,270,000	INR	2,667	–
Morgan Stanley & Co. International	12/4/2025	35,956,000	CAD	25,739,110	USD	–	(663)
Morgan Stanley & Co. International	12/4/2025	527,060	USD	815,000	AUD	–	(6,776)
Morgan Stanley & Co. International	12/4/2025	1,403,889	USD	1,980,000	CAD	–	(13,458)
Morgan Stanley & Co. International	12/4/2025	538,662	USD	435,000	CHF	–	(2,977)
Morgan Stanley & Co. International	12/4/2025	847,753	USD	6,020,000	CNH	–	(3,877)
Morgan Stanley & Co. International	12/4/2025	3,688,995	USD	3,200,000	EUR	–	(23,412)
Morgan Stanley & Co. International	12/4/2025	1,238,835	USD	945,000	GBP	–	(12,816)
Morgan Stanley & Co. International	12/4/2025	722,128	USD	64,125,000	INR	5,107	–
Morgan Stanley & Co. International	12/4/2025	1,449,277	USD	222,000,000	JPY	27,192	–
Morgan Stanley & Co. International	12/4/2025	1,499,719	USD	235,000,000	JPY	–	(5,642)
Morgan Stanley & Co. International	12/4/2025	1,171,022	USD	21,690,000	MXN	–	(13,786)
Morgan Stanley & Co. International	12/4/2025	318,249	USD	415,000	SGD	–	(2,053)
Morgan Stanley & Co. International	1/7/2026	25,120,210	USD	35,030,000	CAD	91	–
Royal Bank of Canada	12/4/2025	7,910,000	CHF	9,848,733	USD	381	–
Royal Bank of Canada	12/4/2025	56,386,000	EUR	65,411,030	USD	3,905	–
Royal Bank of Canada	12/4/2025	20,998,000	INR	235,367	USD	–	(575)
Royal Bank of Canada	12/4/2025	377,934,000	KRW	257,204	USD	–	(59)
Royal Bank of Canada	12/4/2025	341,753	USD	30,485,000	INR	882	–
Royal Bank of Canada	12/4/2025	38,170	USD	3,380,000	INR	376	–
Royal Bank of Canada	12/4/2025	371,841	USD	548,000,000	KRW	–	(1,015)
Royal Bank of Canada	12/4/2025	41,586	USD	61,000,000	KRW	82	–
Royal Bank of Canada	12/4/2025	265,022	USD	8,330,000	TWD	–	(215)
Royal Bank of Canada	12/4/2025	29,174	USD	910,000	TWD	199	–
Royal Bank of Canada	1/7/2026	10,014,353	USD	8,010,000	CHF	–	(400)
Royal Bank of Canada	1/7/2026	65,590,789	USD	56,435,000	EUR	–	(3,305)
Standard Chartered Bank	12/4/2025	14,784,000	AUD	9,683,387	USD	333	–
Standard Chartered Bank	12/4/2025	7,462,000	SGD	5,759,329	USD	–	(64)
Standard Chartered Bank	12/4/2025	149,543,000	TWD	4,776,053	USD	–	(14,442)
Standard Chartered Bank	12/4/2025	116,012	USD	180,000	AUD	–	(1,891)
Standard Chartered Bank	12/4/2025	312,222	USD	440,000	CAD	–	(2,744)
Standard Chartered Bank	12/4/2025	117,978	USD	95,000	CHF	–	(311)
Standard Chartered Bank	12/4/2025	187,668	USD	1,335,000	CNH	–	(1,190)
Standard Chartered Bank	12/4/2025	789,963	USD	685,000	EUR	–	(4,725)
Standard Chartered Bank	12/4/2025	274,453	USD	210,000	GBP	–	(3,691)
Standard Chartered Bank	12/4/2025	222,375	USD	35,000,000	JPY	–	(1,828)
Standard Chartered Bank	12/4/2025	261,413	USD	4,815,000	MXN	–	(1,605)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Standard Chartered Bank	12/4/2025	91,981	USD	120,000	SGD	$–	$(636)
Standard Chartered Bank	12/4/2025	68,847	USD	90,000	SGD	–	(616)
Standard Chartered Bank	1/7/2026	9,798,150	USD	14,955,000	AUD	–	(264)
Standard Chartered Bank	1/7/2026	5,722,417	USD	7,395,000	SGD	167	–
Standard Chartered Bank	1/7/2026	4,496,501	USD	140,700,000	TWD	18,901	–
UBS Group AG	12/4/2025	630,000	AUD	412,217	USD	441	–
UBS Group AG	12/4/2025	1,535,000	CAD	1,097,385	USD	1,417	–
UBS Group AG	12/4/2025	340,000	CHF	427,035	USD	–	(3,685)
UBS Group AG	12/4/2025	4,680,000	CNH	658,900	USD	3,165	–
UBS Group AG	12/4/2025	2,500,000	EUR	2,901,073	USD	–	(754)
UBS Group AG	12/4/2025	735,000	GBP	965,170	USD	8,335	–
UBS Group AG	12/4/2025	23,000,000	INR	259,286	USD	–	(2,109)
UBS Group AG	12/4/2025	180,000,000	JPY	1,165,511	USD	–	(12,469)
UBS Group AG	12/4/2025	400,000,000	KRW	272,470	USD	–	(312)
UBS Group AG	12/4/2025	15,500,000	MXN	844,699	USD	1,982	–
UBS Group AG	12/4/2025	380,000	SGD	292,293	USD	996	–
						$877,694	$(1,306,860)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$211,843,161	$–	$211,843,161
Exchange-Traded Fund	9,477,780	–	–	9,477,780
Mutual Fund	–	430,412	–	430,412
Investment of Cash Collateral for Securities Loaned	–	3,426,840	–	3,426,840
Total Investments in Securities	$9,477,780	$215,700,413	$–	$225,178,193
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$877,694	$–	$877,694
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(1,306,860)	$–	$(1,306,860)
Total - Net	$9,477,780	$215,271,247	$–	$224,749,027

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Emerging Currency Strategy Fund (CEW)
November 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 68.6%
U.S. Treasury Bills — 68.6%
3.83%, 2/5/26*	$3,900,000	$3,873,223
3.83%, 3/5/26*	4,050,000	4,011,125
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,883,602)		7,884,348
	Shares
EXCHANGE-TRADED FUND — 3.5%
United States — 3.5%
WisdomTree Floating Rate Treasury Fund(a)
(Cost: $401,856)	8,000	402,240

	Principal Amount
REPURCHASE AGREEMENT — 26.5%
United States — 26.5%
Citigroup, Inc., tri-party repurchase agreement dated 11/28/25 (tri-party custodian: The Bank of New York Mellon Corp.), 4.08% due 12/1/25; Proceeds at maturity – $3,041,034 (fully collateralized by U.S. Treasury Note, 1.88%-3.88% due 6/30/26-6/30/30; Market value including accrued interest – $3,100,865)
(Cost: $3,040,000)	3,040,000	3,040,000
TOTAL INVESTMENTS IN SECURITIES — 98.6% (Cost: $11,325,458)		11,326,588
Other Assets less Liabilities — 1.4%		156,770
NET ASSETS — 100.0%		$11,483,358

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
COP	Colombian peso
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippines peso
PLN	Polish zloty
THB	Thai baht
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2025 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2025	Dividend Income
WisdomTree Floating Rate Treasury Fund	$402,320	$—	$—	$—	$(80)	$402,240	$4,013

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	2/4/2026	4,565,000	CNH	644,922	USD	$3,503	$–
Bank of America NA	2/4/2026	224,280,000	HUF	663,614	USD	15,878	–
Barclays Bank PLC	2/4/2026	600,235,000	CLP	637,138	USD	9,437	–
Barclays Bank PLC	2/4/2026	30,584	USD	10,400,000	HUF	–	(924)
Citibank NA	2/4/2026	10,463,415,000	IDR	626,890	USD	559	–
Citibank NA	2/4/2026	180,000,000	KRW	123,592	USD	–	(452)
Goldman Sachs	2/4/2026	3,635,000	BRL	661,763	USD	8,597	–
Goldman Sachs	2/4/2026	36,000,000	KRW	25,070	USD	–	(442)
Goldman Sachs	2/5/2026	530,000	MYR	128,610	USD	–	(21)
Goldman Sachs	2/5/2026	9,552	USD	40,000	MYR	–	(153)
HSBC Holdings PLC	2/4/2026	680,000	BRL	126,465	USD	–	(1,060)
HSBC Holdings PLC	2/4/2026	20,595,000	THB	639,229	USD	3,547	–
HSBC Holdings PLC	2/4/2026	4,075,000	THB	126,117	USD	1,065	–
HSBC Holdings PLC	2/4/2026	22,092	USD	1,000,000	TRY	–	(291)
JPMorgan Chase Bank NA	2/4/2026	487,000,000	COP	128,836	USD	330	–
JPMorgan Chase Bank NA	2/4/2026	2,096,000,000	IDR	125,202	USD	487	–
JPMorgan Chase Bank NA	2/4/2026	7,425,000	PHP	125,713	USD	738	–
JPMorgan Chase Bank NA	2/4/2026	1,400,000	PHP	23,829	USD	14	–
JPMorgan Chase Bank NA	2/4/2026	39,024	USD	215,000	BRL	–	(626)
JPMorgan Chase Bank NA	2/4/2026	58,801	USD	230,000,000	COP	–	(2,202)
Morgan Stanley & Co. International	2/4/2026	2,682,780,000	COP	685,958	USD	25,588	–
Morgan Stanley & Co. International	2/4/2026	55,300,000	INR	619,538	USD	–	(3,009)
Morgan Stanley & Co. International	2/4/2026	25,524	USD	480,000	MXN	–	(499)
Morgan Stanley & Co. International	2/5/2026	2,705,000	MYR	646,974	USD	9,314	–
Royal Bank of Canada	2/4/2026	28,947	USD	510,000	ZAR	–	(686)
Standard Chartered Bank	2/4/2026	895,000	CNH	126,380	USD	748	–
Standard Chartered Bank	2/4/2026	42,405,000	HUF	126,906	USD	1,567	–
Standard Chartered Bank	2/4/2026	2,345,000	MXN	126,706	USD	426	–
Standard Chartered Bank	2/4/2026	465,000	PLN	127,376	USD	104	–
Standard Chartered Bank	2/4/2026	5,335,000	TRY	118,215	USD	1,197	–
Standard Chartered Bank	2/4/2026	2,190,000	ZAR	126,840	USD	410	–
UBS Group AG	2/4/2026	119,000,000	CLP	127,221	USD	966	–
UBS Group AG	2/4/2026	11,190,000	INR	125,901	USD	–	(1,146)
UBS Group AG	2/4/2026	870,100,000	KRW	611,163	USD	–	(15,913)
UBS Group AG	2/4/2026	12,260,000	MXN	654,495	USD	10,171	–
UBS Group AG	2/4/2026	36,060,000	PHP	612,855	USD	1,263	–
UBS Group AG	2/4/2026	2,375,000	PLN	643,054	USD	8,057	–
UBS Group AG	2/4/2026	27,820,000	TRY	613,915	USD	8,775	–
UBS Group AG	2/4/2026	11,525,000	ZAR	660,713	USD	8,945	–
						$121,686	$(27,424)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$7,884,348	$–	$7,884,348
Exchange-Traded Fund	402,240	–	–	402,240
Repurchase Agreement	–	3,040,000	–	3,040,000
Total Investments in Securities	$402,240	$10,924,348	$–	$11,326,588
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$121,686	$–	$121,686
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(27,424)	$–	$(27,424)
Total - Net	$402,240	$11,018,610	$–	$11,420,850

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree 1-3 Year Laddered Treasury Fund (USSH)
November 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 99.0%
U.S. Treasury Notes — 99.0%
4.25%, 12/31/26	$812,700	$818,002
4.13%, 1/31/27	832,400	837,326
4.13%, 2/28/27	821,000	826,259
3.88%, 3/31/27	843,300	846,495
3.75%, 4/30/27	840,900	843,002
3.88%, 5/31/27	839,000	842,916
3.75%, 6/30/27	843,800	846,503
3.88%, 7/31/27	830,600	835,094
3.63%, 8/31/27	859,000	860,460
3.50%, 9/30/27	827,100	826,874
3.50%, 10/31/27	850,000	849,834
3.38%, 11/30/27	850,000	848,091
4.00%, 12/15/27	821,100	829,247
4.25%, 1/15/28	819,000	831,509
4.25%, 2/15/28	809,000	821,925
3.88%, 3/15/28	831,900	839,147
3.75%, 4/15/28	836,100	841,032
3.75%, 5/15/28	832,200	837,434
3.88%, 6/15/28	839,000	847,095
3.88%, 7/15/28	835,800	843,897
3.63%, 8/15/28	841,000	844,055
3.38%, 9/15/28	854,200	851,697
3.50%, 10/15/28	825,000	825,225
3.50%, 11/15/28	845,000	845,297
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $20,063,059)		20,138,416
	Shares
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.86%(a)
(Cost: $40,869)	40,869	40,869
TOTAL INVESTMENTS IN SECURITIES — 99.2% (Cost: $20,103,928)		20,179,285
Other Assets less Liabilities — 0.8%		168,977
NET ASSETS — 100.0%		$20,348,262

(a)	Rate shown represents annualized 7-day yield as of November 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree 1-3 Year Laddered Treasury Fund (USSH)

November 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$20,138,416	$–	$20,138,416
Mutual Fund	–	40,869	–	40,869
Total Investments in Securities	$–	$20,179,285	$–	$20,179,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree 7-10 Year Laddered Treasury Fund (USIN)
November 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 99.3%
U.S. Treasury Notes — 99.3%
3.50%, 2/15/33	$300,800	$295,066
3.38%, 5/15/33	299,600	290,963
3.88%, 8/15/33	295,300	296,015
4.50%, 11/15/33	284,100	296,618
4.00%, 2/15/34	294,000	296,481
4.38%, 5/15/34	289,400	299,393
3.88%, 8/15/34	297,300	296,232
4.25%, 11/15/34	290,500	297,172
4.63%, 2/15/35(a)	280,300	294,600
4.25%, 5/15/35	292,100	298,284
4.25%, 8/15/35	289,300	295,109
4.00%, 11/15/35	300,000	299,648
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,520,691)		3,555,581
	Shares
MUTUAL FUND — 1.0%
United States — 1.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.86%(b)
(Cost: $37,183)	37,183	37,183
TOTAL INVESTMENTS IN SECURITIES — 100.3% (Cost: $3,557,874)		3,592,764
Other Liabilities less Assets — (0.3)%		(9,527)
NET ASSETS — 100.0%		$3,583,237

(a)	Security, or portion thereof, was on loan at November 30, 2025. At November 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $248,040 and the total market value of the collateral held by the Fund was $256,482, which was entirely composed of non-cash U.S. Government securities.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2025.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$3,555,581	$–	$3,555,581
Mutual Fund	–	37,183	–	37,183
Total Investments in Securities	$–	$3,592,764	$–	$3,592,764

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Bianco Total Return Fund (WTBN)
November 30, 2025

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 100.0%
United States — 100.0%
iShares 0-5 Year TIPS Bond ETF	$83,192	$8,575,431
iShares 3-7 Year Treasury Bond ETF(a)	117,670	14,150,994
iShares 7-10 Year Treasury Bond ETF(a)	101,224	9,869,340
iShares BBB Rated Corporate Bond ETF(a)(b)	39,050	3,437,571
iShares MBS ETF	238,296	22,821,608
Schwab Long-Term U.S. Treasury ETF	126,387	4,121,480
Schwab Short-Term U.S. Treasury ETF(a)	40,365	986,117
Vanguard Intermediate-Term Corporate Bond ETF(a)	83,909	7,094,506
Vanguard Long-Term Corporate Bond ETF(a)	46,583	3,620,431
Vanguard Short-Term Corporate Bond ETF(a)	32,163	2,574,970
WisdomTree Bloomberg U.S. Dollar Bullish Fund(b)	315,692	8,520,527
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $84,340,706)		85,772,975
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.86%(c)
(Cost: $35,448)	35,448	35,448
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 13.6%
United States — 13.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.95%(c)
(Cost: $11,704,764)	11,704,764	11,704,764
TOTAL INVESTMENTS IN SECURITIES — 113.6% (Cost: $96,080,918)		97,513,187
Other Liabilities less Assets — (13.6)%		(11,711,303)
NET ASSETS — 100.0%		$85,801,884

(a)	Security, or portion thereof, was on loan at November 30, 2025. At November 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $22,603,855 and the total market value of the collateral held by the Fund was $24,401,279. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,696,515.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of November 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bianco Total Return Fund (WTBN)

November 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2025 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2025		Dividend Income	Securities Lending Income
iShares BBB Rated Corporate Bond ETF	$3,258,408	$589,999	$454,343	$854	$42,653	$3,437,571		$38,546	$—
WisdomTree Bloomberg U.S. Dollar Bullish Fund	—	8,521,468	—	—	(941)	8,520,527		–	—
WisdomTree Emerging Markets Local Debt Fund	3,625,843	314,805	3,969,386	227,073	(198,335)	–	^	37,596	—
WisdomTree Treasury Money Market Digital Fund	11,000,000	—	11,000,000	—	—	–	^	—	3,151
Total	$17,884,251	$9,426,272	$15,423,729	$227,927	$(156,623)	$11,958,098		$76,142	$3,151

^	As of November 30, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$85,772,975	$–	$–	$85,772,975
Mutual Fund	–	35,448	–	35,448
Investment of Cash Collateral for Securities Loaned	–	11,704,764	–	11,704,764
Total Investments in Securities	$85,772,975	$11,740,212	$–	$97,513,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Core Laddered Municipal Fund (WTMU)
November 30, 2025

Investments	Principal Amount	Value
MUNICIPAL BONDS — 98.5%
Alabama — 0.5%
County of Jefferson, Series A, G.O. Bond
5.00%, 4/1/26	$25,000	$25,185
Alaska — 2.2%
State of Alaska International Airports System, Series A, Revenue Bond
5.00%, 10/1/31	65,000	73,285
5.00%, 10/1/35	35,000	39,934
Total Alaska		113,219
Arizona — 2.2%
Arizona Board of Regents, Series B, Revenue Bond
5.00%, 7/1/39	100,000	112,640
California — 4.0%
California Health Facilities Financing Authority, Series A, Revenue Bond
5.00%, 12/1/36	50,000	56,728
Los Angeles Department of Water & Power, Series C, Revenue Bond
5.00%, 7/1/40	140,000	150,090
Total California		206,818
Colorado — 3.4%
City & County of Denver CO Pledged Excise Tax Revenue, Series A, Revenue Bond
5.00%, 8/1/31	25,000	28,180
Colorado Health Facilities Authority, Series A, Revenue Bond
5.00%, 5/15/32	30,000	34,035
5.00%, 12/1/39	75,000	81,526
State of Colorado, Highway Impt., Series A
5.00%, 12/15/30	30,000	33,466
Total Colorado		177,207
Connecticut — 1.0%
State of Connecticut, Public Impt., Series F, G.O. Bond
5.00%, 11/15/38	45,000	51,291
District of Columbia — 1.7%
District of Columbia, Revenue Bond
5.00%, 4/1/27	35,000	35,970
Washington Metropolitan Area Transit Authority, Transit Impt., Revenue Bond
5.00%, 7/1/27	50,000	51,883
Total District of Columbia		87,853
Florida — 6.0%
City of Jacksonville, Public Impt., Series A, Revenue Bond
5.00%, 10/1/39	20,000	22,201
Florida Municipal Power Agency, Series A, Revenue Bond
5.00%, 10/1/26	35,000	35,603
JEA Electric System Revenue, Revenue Bond
5.00%, 10/1/29	130,000	141,167
Manatee County School District, School Impt., Series CO
5.00%, 7/1/35	50,000	56,546
5.00%, 7/1/37	25,000	27,852
Orange County Health Facilities Authority, Series A, Revenue Bond
5.00%, 10/1/36	25,000	27,933
Total Florida		311,302
Illinois — 13.1%
City of Chicago IL Wastewater Transmission Revenue, Series A, Revenue Bond, BAM
5.00%, 1/1/38	140,000	155,990
Illinois Finance Authority, Series A, Revenue Bond
5.00%, 4/1/31	65,000	72,474
Illinois State Toll Highway Authority, Series A, Revenue Bond
5.00%, 1/1/30	70,000	76,566
Kane Cook & DuPage Counties School District No. U-46 Elgin, School Impt., G.O. Bond
5.00%, 1/1/40	45,000	49,372
Metropolitan Water Reclamation District of Greater Chicago, Water Utility Impt., Series A, G.O. Bond
5.00%, 12/1/28	25,000	26,740
State of Illinois, Public Impt., Series B, G.O. Bond
5.00%, 12/1/37	135,000	147,290
State of Illinois Sales Tax Revenue, Public Impt., Series A, Revenue Bond, BAM
5.00%, 6/15/27	65,000	67,152
State of Illinois Sales Tax Revenue, Public Impt., Series C, Revenue Bond
5.00%, 6/15/40	75,000	81,585
Total Illinois		677,169
Indiana — 1.6%
Indianapolis Local Public Improvement Bond Bank, Correctional Facility Impt, Series A, Revenue Bond
5.00%, 2/1/29	75,000	79,957
Massachusetts — 2.9%
Massachusetts Development Finance Agency, Series 2, Revenue Bond
5.00%, 7/1/35	30,000	33,992
Massachusetts Development Finance Agency, Series A, Revenue Bond
5.00%, 10/15/28	110,000	117,840
Total Massachusetts		151,832
Michigan — 5.0%
Detroit Regional Convention Facility Authority, Series C, Revenue Bond
5.00%, 10/1/34	110,000	124,524
Michigan Finance Authority, Revenue Bond
5.00%, 4/15/32	120,000	135,611
Total Michigan		260,135
Minnesota — 3.4%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bond
5.00%, 8/15/35	115,000	132,718
Southern Minnesota Municipal Power Agency, Series A, Revenue Bond
5.00%, 1/1/26	40,000	40,076
Total Minnesota		172,794
Missouri — 2.8%
City of Kansas City, Series A, G.O. Bond
5.00%, 2/1/28	55,000	57,815
Missouri Joint Municipal Electric Utility Commission, Revenue Bond
5.00%, 1/1/34	75,000	85,893
Total Missouri		143,708
Nevada — 1.2%
Clark County School District, Series E, G.O. Bond
5.00%, 6/15/26	25,000	25,308
County of Clark Department of Aviation, Revenue Bond
5.00%, 7/1/26	35,000	35,478
Total Nevada		60,786

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Core Laddered Municipal Fund (WTMU)
November 30, 2025

Investments	Principal Amount	Value
New York — 8.4%
Metropolitan Transportation Authority, Series A, Revenue Bond
5.00%, 11/15/36	$45,000	$50,441
New York City Industrial Development Agency, Revenue Bond
5.00%, 3/1/30	120,000	130,500
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond
5.00%, 11/1/33	120,000	135,379
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, Revenue Bond
5.00%, 11/1/38	80,000	89,495
New York Transportation Development Corp., Revenue Bond
5.00%, 12/1/30	25,000	27,426
Total New York		433,241
Oklahoma — 0.6%
Oklahoma County Finance Authority, School Impt., Revenue Bond
5.00%, 9/1/34	25,000	28,378
Pennsylvania — 14.2%
City of Philadelphia, Public Impt., Series A, G.O. Bond
5.00%, 8/1/27	25,000	25,957
Monroeville Finance Authority, Series B, Revenue Bond
5.00%, 2/15/31	35,000	38,371
Northampton County General Purpose Authority, Series A1, Revenue Bond
5.00%, 8/15/36	110,000	123,978
5.00%, 8/15/40	20,000	21,948
Pennsylvania Economic Development Financing Authority, Series A, Revenue Bond
5.00%, 5/15/37	125,000	137,394
Pennsylvania Turnpike Commission, Public Impt., Series A, Revenue Bond
5.00%, 12/1/38	40,000	44,906
Philadelphia Gas Works Co., Series A, Revenue Bond
5.00%, 8/1/35	65,000	75,007
5.00%, 8/1/37	35,000	39,799
Pittsburgh Water & Sewer Authority, Water Utility Impt., Series A, Revenue Bond
5.00%, 9/1/31	100,000	112,821
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Stadium Impt., Series A, Revenue Bond
5.00%, 2/1/33	100,000	111,581
Total Pennsylvania		731,762
South Carolina — 2.7%
South Carolina Public Service Authority, Water Utility Impt., Series A, Revenue Bond
5.00%, 12/1/27	120,000	125,464
5.00%, 12/1/33	10,000	11,413
Total South Carolina		136,877
Tennessee — 1.9%
City of Franklin, Public Impt., G.O. Bond
5.00%, 4/1/27	20,000	20,656
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Series A, Revenue Bond
5.00%, 7/1/34	70,000	79,528
Total Tennessee		100,184
Texas — 16.3%
City of Dallas, Public Impt., G.O. Bond
5.00%, 2/15/26	130,000	130,636
City of Houston TX Combined Utility System Revenue, Series A, Revenue Bond
5.00%, 11/15/29	40,000	43,605
City of San Antonio TX Electric & Gas Systems Revenue, Series B, Revenue Bond
4.00%, 2/1/33	95,000	101,142
County of Harris TX Toll Road Revenue, Highway Impt., Series A, Revenue Bond
5.00%, 8/15/28	100,000	105,252
Harris County Cultural Education Facilities Finance Corp., Series B, Revenue Bond
5.00%, 7/1/34	40,000	46,225
5.00%, 7/1/39	85,000	94,468
5.00%, 7/1/40	40,000	44,022
Lower Colorado River Authority, Revenue Bond
5.00%, 5/15/36	75,000	83,790
5.00%, 5/15/39	40,000	44,155
State of Texas, G.O. Bond
5.00%, 10/1/30	65,000	72,307
Tarrant County Cultural Education Facilities Finance Corp., Series A, Revenue Bond
5.00%, 7/1/32	65,000	71,991
Total Texas		837,593
Utah — 1.5%
City of Salt Lake City UT Airport Revenue, Airport & Marina Impt., Series B, Revenue Bond
5.00%, 7/1/29	75,000	77,607
Washington — 1.9%
North Thurston Public Schools, School Impt., G.O. Bond
5.00%, 12/1/32	45,000	51,651
Port of Seattle, Series A, Revenue Bond
5.00%, 8/1/32	40,000	45,764
Total Washington		97,415
TOTAL MUNICIPAL BONDS
(Cost: $4,900,730)		5,074,953
	Shares
MUTUAL FUND — 0.2%
BlackRock Liquidity MuniCash, Institutional Shares, 2.61%(a)
(Cost: $9,659)	9,659	9,659
TOTAL INVESTMENTS IN SECURITIES — 98.7% (Cost: $4,910,389)		5,084,612
Other Assets less Liabilities — 1.3%		68,332
NET ASSETS — 100.0%		$5,152,944

(a)	Rate shown represents annualized 7-day yield as of November 30, 2025.

ABBREVIATIONS:
BAM	Build America Mutual Assurance Co.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Core Laddered Municipal Fund (WTMU)
November 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Municipal Bonds	$–	$5,074,953	$–	$5,074,953
Mutual Fund	–	9,659	–	9,659
Total Investments in Securities	$–	$5,084,612	$–	$5,084,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Emerging Markets Corporate Bond Fund (EMCB)
November 30, 2025

Investments	Principal Amount	Value
CORPORATE BONDS — 89.1%
Angola — 0.2%
Azule Energy Finance PLC
8.13%, 1/23/30(a)	$200,000	$202,099
Argentina — 1.7%
Pampa Energia SA
7.75%, 11/14/37(b)	200,000	194,400
Telecom Argentina SA
9.25%, 5/28/33(b)	200,000	206,370
Transportadora de Gas del Sur SA
7.75%, 11/20/35(b)	400,000	394,374
YPF SA
9.50%, 1/17/31(b)	200,000	210,200
8.75%, 9/11/31(b)	200,000	205,260
8.25%, 1/17/34(b)	300,000	302,400
Total Argentina		1,513,004
Australia — 1.0%
AngloGold Ashanti Holdings PLC
3.75%, 10/1/30	900,000	863,505
Brazil — 5.4%
Aegea Finance SARL
7.63%, 1/20/36(b)	250,000	238,060
Banco Votorantim SA
5.88%, 4/8/28(b)	250,000	254,128
Braskem Netherlands Finance BV
8.00%, 10/15/34(b)	200,000	72,704
Embraer Netherlands Finance BV
5.40%, 1/9/38	300,000	297,547
Minerva Luxembourg SA
4.38%, 3/18/31(a)(c)	475,000	438,665
NBM U.S. Holdings, Inc.
7.00%, 5/14/26(a)	237,000	237,000
Nexa Resources SA
6.60%, 4/8/37(b)	500,000	518,795
Raizen Fuels Finance SA
5.70%, 1/17/35(b)(c)	200,000	164,126
6.70%, 2/25/37(b)	300,000	252,000
Samarco Mineracao SA
9.50%, 6/30/31, PIK(a)	320,756	321,956
Sitios Latinoamerica SAB de CV
6.00%, 11/25/29(b)	1,050,000	1,089,703
Suzano Austria GmbH
3.13%, 1/15/32, Series DM3N	450,000	402,413
Suzano Netherlands BV
5.50%, 1/15/36	400,000	397,000
Vale Overseas Ltd.
6.00%, 2/25/56, (6.00% fixed rate until 2/25/31; 5-year Constant Maturity Treasury Rate + 2.431% thereafter)(b)(d)	200,000	199,400
Total Brazil		4,883,497
Chile — 8.3%
Antofagasta PLC
5.63%, 9/9/35(b)	250,000	256,375
Banco de Credito & Inversiones SA
2.88%, 10/14/31(a)	450,000	415,125
Banco del Estado de Chile
7.95%, 5/2/29, (7.95% fixed rate until 5/2/29; 5-year Constant Maturity Treasury Rate + 3.228% thereafter)(b)(d)(e)	400,000	425,250
Celulosa Arauco y Constitucion SA
3.88%, 11/2/27	1,100,000	1,085,980
Cencosud SA
5.95%, 5/28/31(b)	800,000	838,460
Chile Electricity Lux Mpc II SARL
5.58%, 10/20/35(b)	586,503	604,479
5.67%, 10/20/35(b)	388,348	402,640
Corp. Nacional del Cobre de Chile
6.33%, 1/13/35(b)	500,000	534,725
6.78%, 1/13/55(b)	250,000	270,044
Engie Energia Chile SA
3.40%, 1/28/30(a)	650,000	612,713
6.38%, 4/17/34(b)	200,000	213,427
Inversiones CMPC SA
6.13%, 2/26/34(b)(c)	300,000	308,432
6.70%, 12/9/57, (6.70% fixed rate until 12/9/32; 5-year Constant Maturity Treasury Rate + 2.834% thereafter)(b)(d)	575,000	575,287
Sociedad Quimica y Minera de Chile SA
5.50%, 9/10/34(b)	750,000	753,956
Telefonica Moviles Chile SA
3.54%, 11/18/31(a)	300,000	179,250
Total Chile		7,476,143
China — 3.6%
Alibaba Group Holding Ltd.
5.25%, 5/26/35	1,200,000	1,254,492
ENN Clean Energy International Investment Ltd.
3.38%, 5/12/26(b)(c)	500,000	497,188
Lenovo Group Ltd.
3.42%, 11/2/30(a)	400,000	382,112
6.54%, 7/27/32(b)(c)	530,000	582,430
Prosus NV
3.06%, 7/13/31(a)	550,000	500,307
Total China		3,216,529
Colombia — 4.9%
Aris Mining Corp.
8.00%, 10/31/29(b)	700,000	730,716
Bancolombia SA
8.63%, 12/24/34, (8.625% fixed rate until 12/24/29; 5-year Constant Maturity Treasury Rate + 4.32% thereafter)(d)	525,000	562,472
Ecopetrol SA
8.88%, 1/13/33	600,000	643,080
8.38%, 1/19/36	440,000	451,770
Grupo Energia Bogota SA ESP
7.85%, 11/9/33(b)	475,000	545,238
5.75%, 10/22/35(b)	550,000	548,955
Grupo Nutresa SA
9.00%, 5/12/35(a)	250,000	282,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Corporate Bond Fund (EMCB)
November 30, 2025

Investments	Principal Amount	Value
SURA Asset Management SA
6.35%, 5/13/32(b)	$600,000	$642,936
Total Colombia		4,407,667
Dominican Republic — 0.3%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 6/30/34(b)	250,000	263,055
Guatemala — 2.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
5.25%, 4/27/29(b)	1,060,000	1,041,116
CT Trust
5.13%, 2/3/32(a)	450,000	428,627
Energuate Trust 2 0
6.35%, 9/15/35(b)	600,000	600,240
Total Guatemala		2,069,983
Hong Kong — 1.8%
AIA Group Ltd.
4.95%, 3/30/35(b)	700,000	711,106
Melco Resorts Finance Ltd.
5.75%, 7/21/28(a)	200,000	198,873
6.50%, 9/24/33(b)	500,000	497,210
Prudential Funding Asia PLC
2.95%, 11/3/33, (2.95% fixed rate until 11/3/28; 5-year Constant Maturity Treasury Rate + 1.517% thereafter)(a)(d)	200,000	191,693
Total Hong Kong		1,598,882
Hungary — 0.5%
OTP Bank Nyrt
7.30%, 7/30/35, (7.30% fixed rate until 7/30/30; 5-year Constant Maturity Treasury Rate + 2.861% thereafter)(a)(d)	400,000	423,632
India — 4.1%
Adani Ports & Special Economic Zone Ltd.
4.38%, 7/3/29(a)	250,000	242,266
Biocon Biologics Global PLC
6.67%, 10/9/29(b)	250,000	246,798
IRB Infrastructure Developers Ltd.
7.11%, 3/11/32(b)	550,000	567,703
JSW Steel Ltd.
5.05%, 4/5/32(b)	300,000	290,250
Network i2i Ltd.
3.98%, 3/3/26, (3.975% fixed rate until 6/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(b)(d)(e)	700,000	695,187
Periama Holdings LLC
5.95%, 4/19/26(a)	450,000	451,125
Reliance Industries Ltd.
2.88%, 1/12/32(b)	485,000	443,077
Summit Digitel Infrastructure Ltd.
2.88%, 8/12/31(b)(c)	550,000	499,865
Vedanta Resources Finance II PLC
10.88%, 9/17/29(b)	250,000	260,591
Total India		3,696,862
Indonesia — 0.8%
Medco Cypress Tree Pte. Ltd.
8.63%, 5/19/30(b)	700,000	736,417
Israel — 2.7%
Bank Leumi Le-Israel BM
3.28%, 1/29/31, (3.275% fixed rate until 1/29/26; 5-year Constant Maturity Treasury Rate + 1.631% thereafter)(a)(b)(d)	400,000	398,000
Energean Israel Finance Ltd.
8.50%, 9/30/33(a)(b)	350,000	374,547
Israel Discount Bank Ltd.
5.38%, 1/26/28(a)(b)	375,000	380,700
Israel Electric Corp. Ltd.
4.25%, 8/14/28(a)(b)	500,000	495,057
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	118,000	116,580
8.13%, 9/15/31	400,000	459,500
4.10%, 10/1/46	300,000	228,000
Total Israel		2,452,384
Ivory Coast — 0.3%
Endeavour Mining PLC
7.00%, 5/28/30(b)	250,000	258,387
Kazakhstan — 1.5%
Kaspi.KZ JSC
6.25%, 3/26/30(b)	550,000	564,894
KazMunayGas National Co. JSC
3.50%, 4/14/33(a)	625,000	566,575
6.38%, 10/24/48(a)	225,000	228,740
Total Kazakhstan		1,360,209
Kuwait — 2.8%
EQUATE Petrochemical Co.
4.25%, 11/3/26(a)	700,000	699,411
MEGlobal BV
2.63%, 4/28/28(b)	950,000	911,226
NBK SPC Ltd.
5.50%, 6/6/30, (5.50% fixed rate until 6/6/29; Secured Overnight Financing Rate + 1.16% thereafter)(b)(d)	500,000	523,225
NBK Tier 1 Ltd.
6.38%, 1/10/31, (6.375% fixed rate until 7/10/31; 6-Year Constant Maturity Treasury Rate + 2.403% thereafter)(b)(d)(e)	400,000	410,960
Total Kuwait		2,544,822
Luxembourg — 0.4%
Altice Financing SA
5.00%, 1/15/28(a)	200,000	134,375
5.75%, 8/15/29(b)	325,000	218,359
Total Luxembourg		352,734
Macau — 3.1%
MGM China Holdings Ltd.
4.75%, 2/1/27(a)	425,000	423,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Corporate Bond Fund (EMCB)
November 30, 2025

Investments	Principal Amount	Value
7.13%, 6/26/31(a)	$400,000	$420,500
Sands China Ltd.
5.40%, 8/8/28	950,000	965,105
Studio City Finance Ltd.
5.00%, 1/15/29(a)	450,000	425,952
Wynn Macau Ltd.
5.63%, 8/26/28(a)	325,000	323,123
6.75%, 2/15/34(b)	200,000	199,925
Total Macau		2,757,746
Malaysia — 2.0%
GENM Capital Labuan Ltd.
3.88%, 4/19/31(b)	375,000	338,200
Gohl Capital Ltd.
4.25%, 1/24/27(a)	675,000	669,263
MISC Capital Two Labuan Ltd.
3.75%, 4/6/27(b)	780,000	774,275
Total Malaysia		1,781,738
Mauritius — 0.2%
Axian Telecom Holding & Management PLC
7.25%, 7/11/30(b)	200,000	202,780
Mexico — 6.6%
Banco Mercantil del Norte SA
8.75%, 5/20/35, (8.75% fixed rate until 5/20/35; 10-year Constant Maturity Treasury Rate + 4.299% thereafter)(b)(d)(e)	550,000	585,783
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX
7.63%, 2/11/35, (7.625% fixed rate until 2/11/30; 5-year Constant Maturity Treasury Rate + 3.375% thereafter)(b)(d)	850,000	894,361
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy
7.88%, 2/15/39(b)	198,982	216,642
Cemex SAB de CV
7.20%, 6/10/30, (7.20% fixed rate until 9/10/30; 5-year Constant Maturity Treasury Rate + 3.52% thereafter)(b)(d)(e)	850,000	882,942
CFE Fibra E
5.88%, 9/23/40(b)	625,000	625,694
El Puerto de Liverpool SAB de CV
6.26%, 1/22/32(b)	400,000	426,502
6.66%, 1/22/37(b)(c)	280,000	301,267
Gruma SAB de CV
5.76%, 12/9/54(b)	200,000	202,091
Industrias Penoles SAB de CV
4.15%, 9/12/29(a)	900,000	883,836
Minera Mexico SA de CV
5.63%, 2/12/32(a)	400,000	412,750
Trust Fibra Uno
7.38%, 2/13/34(b)	200,000	215,249
8.25%, 1/23/37(b)	280,000	319,113
Total Mexico		5,966,230
Morocco — 1.7%
OCP SA
6.75%, 5/2/34(b)	700,000	756,234
6.70%, 3/1/36(b)	450,000	481,050
6.88%, 4/25/44(a)	250,000	260,839
Total Morocco		1,498,123
Nigeria — 0.7%
IHS Holding Ltd.
8.25%, 11/29/31(b)	400,000	415,800
SEPLAT Energy PLC
9.13%, 3/21/30(a)	200,000	208,120
Total Nigeria		623,920
Oman — 0.3%
Oryx Funding Ltd.
5.80%, 2/3/31(b)	250,000	259,875
Panama — 1.6%
AES Panama Generation Holdings SRL
4.38%, 5/31/30(b)	412,087	382,893
4.38%, 5/31/30(a)	399,856	371,528
C&W Senior Finance Ltd.
9.00%, 1/15/33(b)	700,000	728,984
Total Panama		1,483,405
Peru — 5.5%
Banco de Credito del Peru S.A.
6.45%, 7/30/35, (6.45% fixed rate until 7/30/30; 5-year Constant Maturity Treasury Rate + 2.486% thereafter)(b)(d)	1,080,000	1,120,759
Cia de Minas Buenaventura SAA
6.80%, 2/4/32(b)	250,000	259,463
Hunt Oil Co. of Peru LLC Sucursal Del Peru
7.75%, 11/5/38(b)	650,000	714,756
InRetail Consumer
3.25%, 3/22/28(a)	1,375,000	1,340,488
Kallpa Generacion SA
5.50%, 9/11/35(b)	450,000	453,656
Niagara Energy SAC
5.75%, 10/3/34(b)(c)	250,000	256,476
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA
6.24%, 7/3/36(b)	260,000	276,481
Scotiabank Peru SAA
6.10%, 10/1/35, (6.10% fixed rate until 10/1/30; 1-year Constant Maturity Treasury Rate + 2.309% thereafter)(b)(d)	550,000	568,736
Total Peru		4,990,815
Philippines — 0.3%
San Miguel Global Power Holdings Corp.
8.75%, 6/12/29, (8.75% fixed rate until 9/12/29; 5-year Constant Maturity Treasury Rate + 7.732% thereafter)(a)(d)(e)	250,000	257,500
Poland — 0.6%
ORLEN SA
6.00%, 1/30/35(b)	550,000	582,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Corporate Bond Fund (EMCB)
November 30, 2025

Investments	Principal Amount	Value
Qatar — 0.7%
Commercial Bank PSQC
4.50%, 3/3/26, (4.50% fixed rate until 9/3/26; 5-year Constant Maturity Treasury Rate + 3.874% thereafter)(a)(d)(e)	$600,000	$595,179
Russia — 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 4/15/30, (5.95% fixed rate until 4/15/30; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)*^(b)(d)(f)	350,000	0
Sovcombank Via SovCom Capital DAC
7.75%, 5/6/30, (7.75% fixed rate until 5/6/30; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)*^(b)(d)(e)(f)	300,000	0
Total Russia		0
Saudi Arabia — 2.4%
Arabian Centres Sukuk III Ltd.
9.50%, 3/6/29(a)	200,000	204,644
Avilease Capital Ltd.
4.75%, 11/12/30(b)	420,000	417,837
EIG Pearl Holdings SARL
3.55%, 8/31/36(b)	491,726	455,790
Riyad Sukuk Ltd.
6.21%, 7/14/35, (6.209% fixed rate until 7/14/30; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(d)	200,000	204,300
Saudi Arabian Oil Co.
5.75%, 7/17/54(b)	575,000	569,785
5.75%, 7/17/54(a)	300,000	297,279
Total Saudi Arabia		2,149,635
South Africa — 3.2%
Anglo American Capital PLC
5.50%, 5/2/33(b)	275,000	286,183
Bidvest Group U.K. PLC
6.20%, 9/17/32(b)	1,025,000	1,042,425
Sasol Financing USA LLC
8.75%, 5/3/29(b)	500,000	510,031
Windfall Mining Group Inc/Groupe Minier Windfall, Inc.
5.85%, 5/13/32(b)	950,000	998,365
Total South Africa		2,837,004
South Korea — 5.1%
GS Caltex Corp.
5.38%, 8/7/28(b)	300,000	308,727
Hanwha Life Insurance Co. Ltd.
6.30%, 6/24/55, (6.30% fixed rate until 6/24/30; 5-year Constant Maturity Treasury Rate + 2.292% thereafter)(b)(d)	600,000	624,562
LG Electronics, Inc.
5.63%, 4/24/29(b)	400,000	417,372
LG Energy Solution Ltd.
5.38%, 7/2/29(b)	300,000	308,801
5.50%, 7/2/34(b)	815,000	834,629
POSCO Holdings, Inc.
5.13%, 5/7/30(b)	525,000	539,049
Shinhan Financial Group Co. Ltd.
2.88%, 5/12/26, (2.875% fixed rate until 5/12/26; 5-year Constant Maturity Treasury Rate + 2.064% thereafter)(b)(d)(e)	300,000	297,600
5.00%, 7/24/28(b)	325,000	332,256
SK hynix, Inc.
2.38%, 1/19/31(b)	500,000	454,077
Woori Bank
6.38%, 7/24/29, (6.375% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.277% thereafter)(b)(d)(e)	425,000	442,712
Total South Korea		4,559,785
Thailand — 2.4%
Bangkok Bank PCL
3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.900% thereafter)(a)(d)	1,085,000	1,033,093
GC Treasury Center Co. Ltd.
6.50%, 9/10/30, (6.50% fixed rate until 12/10/30; 5-year Constant Maturity Treasury Rate + 2.815% thereafter)(b)(d)(e)	200,000	201,813
2.98%, 3/18/31(a)	400,000	365,100
7.13%, 3/10/35, (7.125% fixed rate until 9/10/35; 5-year Constant Maturity Treasury Rate + 3.162% thereafter)(b)(d)(e)	375,000	382,031
Thaioil Treasury Center Co. Ltd.
4.63%, 11/20/28(a)	200,000	200,247
Total Thailand		2,182,284
Turkey — 4.2%
Akbank TAS
6.80%, 2/6/26(a)	600,000	603,750
9.37%, 3/14/29, (9.37% fixed rate until 6/14/29; 5-year Constant Maturity Treasury Rate + 5.27% thereafter)(b)(d)(e)	440,000	461,010
Eregli Demir ve Celik Fabrikalari TAS
8.38%, 7/23/29(b)	375,000	394,554
Sisecam U.K. PLC
8.63%, 5/2/32(b)	450,000	468,508
TC Ziraat Bankasi AS
8.38%, 11/5/30, (8.375% fixed rate until 5/5/31; 5-year Constant Maturity Treasury Rate + 4.616% thereafter)(b)(d)(e)	200,000	201,743
Turk Telekomunikasyon AS
6.95%, 10/7/32(b)	400,000	406,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Corporate Bond Fund (EMCB)
November 30, 2025

Investments	Principal Amount	Value
Turkiye Garanti Bankasi AS
8.13%, 1/3/35, (8.125% fixed rate until 1/3/30; 5-year Constant Maturity Treasury Rate + 3.836% thereafter)(b)(d)	$200,000	$207,312
8.13%, 1/8/36, (8.125% fixed rate until 1/8/31; 5-year Constant Maturity Treasury Rate + 4.325% thereafter)(b)(d)	400,000	413,860
Turkiye Vakiflar Bankasi TAO
8.20%, 10/6/30, (8.20% fixed rate until 1/6/31; 5-year Constant Maturity Treasury Rate + 4.439% thereafter)(b)(d)(e)	200,000	200,100
WE Soda Investments Holding PLC
9.50%, 10/6/28(b)	200,000	202,911
Yapi ve Kredi Bankasi AS
7.25%, 3/3/30(b)	250,000	258,630
Total Turkey		3,819,041
United Arab Emirates — 2.2%
Emirates NBD Bank PJSC
6.25%, 8/25/30, (6.25% fixed rate until 2/25/31; 6-Year Constant Maturity Treasury Rate + 1.839% thereafter)(a)(d)(e)	450,000	458,210
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27(a)	319,629	311,807
2.16%, 3/31/34(b)	707,580	640,038
2.94%, 9/30/40(b)	349,942	299,301
Sweihan PV Power Co. PJSC
3.63%, 1/31/49(b)	297,733	256,035
Total United Arab Emirates		1,965,391
United Kingdom — 1.5%
CK Hutchison International 21 Ltd.
2.50%, 4/15/31(b)(c)	700,000	642,411
Standard Chartered PLC
5.69%, 5/14/28, (5.688% fixed rate until 5/14/27; 1-year Constant Maturity Treasury Rate + 1.05% thereafter)(b)(d)	200,000	204,129
5.40%, 8/12/36, (5.40% fixed rate until 8/12/35; 1-year Constant Maturity Treasury Rate + 1.20% thereafter)(b)(d)	500,000	513,528
Total United Kingdom		1,360,068
United States — 1.4%
Avianca Midco 2 PLC
9.63%, 2/14/30(b)	425,000	421,880
GCC SAB de CV
3.61%, 4/20/32(b)	200,000	183,512
Hyundai Capital America
5.40%, 6/23/32(b)	400,000	414,993
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6.50%, 12/1/52	270,000	283,229
Total United States		1,303,614
Zambia — 0.8%
First Quantum Minerals Ltd.
9.38%, 3/1/29(a)	300,000	317,469
8.63%, 6/1/31(a)(c)	425,000	446,845
Total Zambia		764,314
TOTAL CORPORATE BONDS
(Cost: $79,248,566)		80,260,571
FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
Dominican Republic — 0.4%
Dominican Republic International Bonds
5.88%, 10/28/35(b)	400,000	399,950
Mexico — 1.1%
Eagle Funding Luxco SARL
5.50%, 8/17/30(b)	625,000	634,619
Mexico Government International Bonds
5.85%, 7/2/32	352,000	364,056
Total Mexico		998,675
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,375,336)		1,398,625
SUPRANATIONAL BONDS — 0.5%
Africa Finance Corp.
2.88%, 4/28/28(a)	200,000	191,770
African Export-Import Bank
3.80%, 5/17/31(a)	250,000	223,590
TOTAL SUPRANATIONAL BONDS
(Cost: $412,508)		415,360
	Shares
MUTUAL FUND — 7.6%
United States — 7.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.86%(g)
(Cost: $6,814,610)	6,814,610	6,814,610
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.5%
United States — 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.95%(g)
(Cost: $1,312,941)	1,312,941	1,312,941
TOTAL INVESTMENTS IN SECURITIES — 100.2% (Cost: $89,163,961)		90,202,107
Other Liabilities less Assets — (0.2)%		(165,251)
NET ASSETS — 100.0%		$90,036,856

*	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
^	Non-income producing security.
(a)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Security, or portion thereof, was on loan at November 30, 2025. At November 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,224,559 and the total market value of the collateral held by the Fund was $2,305,435. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $992,494.
(d)	Rate shown reflects the accrual rate as of November 30, 2025 on securities with variable or step rates.
(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Security is in default on interest payments.
(g)	Rate shown represents annualized 7-day yield as of November 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Corporate Bond Fund (EMCB)
November 30, 2025

ABBREVIATIONS:
PIK	Payment In Kind

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	9	3/31/26	$(987,891)	$(2,689)
10 Year U.S. Treasury Note	11	3/20/26	(1,246,781)	(1,570)
U.S. Treasury Long Bond	5	3/20/26	(587,188)	(4,620)
Ultra 10 Year U.S. Treasury Note	43	3/20/26	(4,996,734)	(27,230)
			$(7,818,594)	$(36,109)
Long Exposure
2 Year U.S. Treasury Note	50	3/31/26	$10,442,969	$4,347
U.S. Treasury Ultra Long Term Bond	24	3/20/26	2,902,500	21,625
			$13,345,469	$25,972
Total - Net			$5,526,875	$(10,137)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Markets Corporate Bond Fund (EMCB)
November 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Corporate Bonds
Russia	$–	$–	$0	*	$0
Other	–	80,260,571	–		80,260,571
Foreign Government Obligations	–	1,398,625	–		1,398,625
Supranational Bonds	–	415,360	–		415,360
Mutual Fund	–	6,814,610	–		6,814,610
Investment of Cash Collateral for Securities Loaned	–	1,312,941	–		1,312,941
Total Investments in Securities	$–	$90,202,107	$0		$90,202,107
Financial Derivative Instruments
Futures Contracts[1]	$25,972	$–	$–		$25,972
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(36,109)	$–	$–		$(36,109)
Total - Net	$(10,137)	$90,202,107	$0		$90,191,970

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Emerging Markets Local Debt Fund (ELD)
November 30, 2025

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS — 83.8%
Brazil — 8.0%
Brazil Letras do Tesouro Nacional
12.83%, 1/1/26(a)	1,000,000	BRL	$184,899
11.74%, 7/1/26(a)	4,950,000	BRL	858,184
10.64%, 7/1/27(a)	4,080,000	BRL	629,743
14.04%, 1/1/29(a)	6,800,000	BRL	879,892
12.51%, 1/1/30(a)	3,000,000	BRL	343,050
Brazil Notas do Tesouro Nacional Serie F
10.00%, 1/1/27	6,045,000	BRL	1,093,863
10.00%, 1/1/29	6,635,000	BRL	1,159,157
10.00%, 1/1/31	5,120,000	BRL	854,986
10.00%, 1/1/33	3,500,000	BRL	562,386
10.00%, 1/1/35	2,500,000	BRL	390,703
Total Brazil			6,956,863
Chile — 2.0%
Bonos de la Tesoreria de la Republica en pesos
5.00%, 10/1/28(b)	165,000,000	CLP	178,536
5.80%, 10/1/29(b)	235,000,000	CLP	259,684
4.70%, 9/1/30(b)	260,000,000	CLP	275,687
6.00%, 4/1/33(b)	255,000,000	CLP	286,110
7.00%, 5/1/34(b)	205,000,000	CLP	246,536
5.00%, 3/1/35	145,000,000	CLP	153,283
5.30%, 11/1/37(b)	100,000,000	CLP	107,672
6.20%, 10/1/40(b)	100,000,000	CLP	116,579
6.00%, 1/1/43	70,000,000	CLP	80,204
Total Chile			1,704,291
China — 4.0%
China Government Bonds
2.04%, 2/25/27	1,560,000	CNY	222,513
1.62%, 8/15/27	2,220,000	CNY	315,206
1.43%, 1/25/30	5,800,000	CNY	815,794
2.68%, 5/21/30	4,370,000	CNY	646,905
2.80%, 11/15/32	4,310,000	CNY	653,350
2.27%, 5/25/34	3,800,000	CNY	557,262
3.81%, 9/14/50	1,280,000	CNY	234,946
Total China			3,445,976
Colombia — 7.3%
Colombian TES
5.75%, 11/3/27	1,384,800,000	COP	340,121
6.00%, 4/28/28	2,012,600,000	COP	481,293
11.00%, 8/22/29	2,309,100,000	COP	599,085
7.75%, 9/18/30	1,789,200,000	COP	404,237
7.00%, 3/26/31	3,803,000,000	COP	815,827
7.00%, 6/30/32	2,041,800,000	COP	418,034
13.25%, 2/9/33	3,577,500,000	COP	988,051
7.25%, 10/18/34	2,510,400,000	COP	488,824
6.25%, 7/9/36	1,417,700,000	COP	242,968
9.25%, 5/28/42	1,480,000,000	COP	304,491
11.50%, 7/25/46	2,650,500,000	COP	638,201
7.25%, 10/26/50	3,750,000,000	COP	599,127
Total Colombia			6,320,259
Czech Republic — 4.3%
Czech Republic Government Bonds
0.25%, 2/10/27	1,890,000	CZK	87,406
5.50%, 12/12/28	2,900,000	CZK	145,931
5.75%, 3/29/29	12,800,000	CZK	649,731
0.05%, 11/29/29	8,250,000	CZK	339,642
1.20%, 3/13/31	22,020,000	CZK	910,729
4.50%, 11/11/32	8,000,000	CZK	386,494
4.90%, 4/14/34	9,250,000	CZK	456,115
3.50%, 5/30/35	9,290,000	CZK	411,226
3.60%, 6/3/36	3,200,000	CZK	140,633
1.50%, 4/24/40	5,000,000	CZK	158,739
Total Czech Republic			3,686,646
Egypt — 0.0%
Egypt Government Bonds
14.48%, 4/6/26	200,000	EGP	4,060
Hungary — 4.2%
Hungary Government Bonds
9.50%, 10/21/26	132,000,000	HUF	412,752
3.00%, 10/27/27	190,260,000	HUF	546,397
4.50%, 3/23/28	157,110,000	HUF	459,330
2.00%, 5/23/29	120,000,000	HUF	316,781
3.00%, 8/21/30	135,680,000	HUF	357,984
3.25%, 10/22/31	189,010,000	HUF	486,731
4.75%, 11/24/32	100,000,000	HUF	270,834
2.25%, 4/20/33	162,160,000	HUF	366,800
7.00%, 10/24/35	75,000,000	HUF	227,951
3.00%, 4/25/41	85,000,000	HUF	157,605
Total Hungary			3,603,165
India — 5.8%
India Government Bonds
7.26%, 1/14/29	50,000,000	INR	582,465
5.79%, 5/11/30	60,000,000	INR	660,714
6.10%, 7/12/31	50,000,000	INR	552,699
7.26%, 8/22/32	30,000,000	INR	350,045
7.18%, 8/14/33	40,000,000	INR	464,356
7.10%, 4/8/34	50,000,000	INR	578,435
7.18%, 7/24/37	50,000,000	INR	575,646
7.16%, 9/20/50	50,000,000	INR	555,798
7.30%, 6/19/53	60,000,000	INR	672,168
Total India			4,992,326
Indonesia — 11.1%
Indonesia Treasury Bonds
8.38%, 9/15/26	731,000,000	IDR	44,900
6.13%, 5/15/28	9,400,000,000	IDR	572,748
9.00%, 3/15/29	12,324,000,000	IDR	818,356
8.25%, 5/15/29	6,381,000,000	IDR	414,219
7.00%, 9/15/30	9,600,000,000	IDR	604,071
6.50%, 2/15/31	7,782,000,000	IDR	478,227
8.75%, 5/15/31	8,601,000,000	IDR	583,298
6.38%, 4/15/32	12,500,000,000	IDR	762,909
8.25%, 6/15/32	6,989,000,000	IDR	470,068
7.00%, 2/15/33	10,400,000,000	IDR	653,349
8.38%, 3/15/34	1,300,000,000	IDR	88,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Local Debt Fund (ELD)
November 30, 2025

Investments	Principal Amount†		Value
7.50%, 6/15/35	11,063,000,000	IDR	$722,101
8.25%, 5/15/36	7,563,000,000	IDR	520,669
7.50%, 5/15/38	8,500,000,000	IDR	555,600
8.38%, 4/15/39	10,400,000,000	IDR	728,437
7.50%, 4/15/40	9,700,000,000	IDR	634,766
8.75%, 2/15/44	1,390,000,000	IDR	102,380
Perusahaan Penerbit SBSN Indonesia
4.88%, 7/15/26	3,500,000,000	IDR	209,727
6.38%, 3/15/34	2,110,000,000	IDR	127,817
6.88%, 3/15/36	7,822,000,000	IDR	494,005
Total Indonesia			9,586,321
Malaysia — 4.7%
Malaysia Government Bonds
2.63%, 4/15/31	1,050,000	MYR	245,325
4.64%, 11/7/33	2,000,000	MYR	523,457
4.25%, 5/31/35	1,285,000	MYR	330,380
4.76%, 4/7/37	1,632,000	MYR	434,408
3.76%, 5/22/40	750,000	MYR	181,779
4.92%, 7/6/48	675,000	MYR	186,692
4.07%, 6/15/50	500,000	MYR	122,777
4.46%, 3/31/53	650,000	MYR	168,926
Malaysia Government Investment Issue
3.47%, 10/15/30	405,000	MYR	98,863
4.19%, 10/7/32	1,900,000	MYR	480,997
4.47%, 9/15/39	1,000,000	MYR	261,294
4.42%, 9/30/41	2,400,000	MYR	623,779
4.29%, 8/14/43	1,700,000	MYR	432,156
Total Malaysia			4,090,833
Mexico — 4.7%
Mexican Bonos
7.50%, 5/26/33	12,415,000	MXN	638,314
8.00%, 5/24/35	13,375,000	MXN	690,605
10.00%, 11/20/36	5,912,000	MXN	348,497
8.50%, 11/18/38	12,109,000	MXN	631,231
7.75%, 11/13/42	13,177,000	MXN	626,351
8.00%, 11/7/47	12,400,000	MXN	595,679
8.00%, 7/31/53(c)	12,200,000	MXN	581,874
Total Mexico			4,112,551
Peru — 4.6%
Peru Government Bonds
5.94%, 2/12/29	885,000	PEN	275,817
6.95%, 8/12/31	800,000	PEN	263,776
6.15%, 8/12/32	2,291,000	PEN	732,035
7.30%, 8/12/33(b)(c)	2,311,000	PEN	778,012
5.40%, 8/12/34	2,480,000	PEN	727,620
6.90%, 8/12/37	1,500,000	PEN	470,504
7.60%, 8/12/39(b)	1,000,000	PEN	328,059
5.35%, 8/12/40	1,460,000	PEN	389,093
Total Peru			3,964,916
Poland — 4.6%
Republic of Poland Government Bonds
2.50%, 7/25/27	3,410,000	PLN	917,959
7.50%, 7/25/28	1,925,000	PLN	573,627
2.75%, 10/25/29	3,135,000	PLN	813,202
1.25%, 10/25/30	2,805,000	PLN	662,137
6.00%, 10/25/33	3,570,000	PLN	1,049,729
Total Poland			4,016,654
Romania — 2.3%
Romania Government Bonds
2.50%, 10/25/27	1,365,000	RON	290,380
4.15%, 1/26/28	1,345,000	RON	292,542
5.00%, 2/12/29	2,235,000	RON	484,653
8.00%, 4/29/30	1,390,000	RON	330,345
3.65%, 9/24/31	1,455,000	RON	282,303
4.75%, 10/11/34	760,000	RON	149,322
4.25%, 4/28/36	800,000	RON	147,297
Total Romania			1,976,842
South Africa — 7.0%
Republic of South Africa Government Bonds
8.00%, 1/31/30	1,920,000	ZAR	113,982
7.00%, 2/28/31	8,067,000	ZAR	455,822
8.25%, 3/31/32	12,045,000	ZAR	711,493
8.88%, 2/28/35	11,810,000	ZAR	707,471
6.25%, 3/31/36	12,121,600	ZAR	589,756
8.50%, 1/31/37	12,300,000	ZAR	697,164
9.00%, 1/31/40	12,835,000	ZAR	734,872
6.50%, 2/28/41	4,005,000	ZAR	181,840
8.75%, 1/31/44	15,515,000	ZAR	850,387
8.75%, 2/28/48	13,620,000	ZAR	745,102
11.63%, 3/31/53	3,400,000	ZAR	244,143
Total South Africa			6,032,032
Thailand — 7.4%
Thailand Government Bonds
1.00%, 6/17/27	15,245,000	THB	471,676
2.40%, 11/17/27	19,450,000	THB	617,564
2.65%, 6/17/28	23,100,000	THB	742,364
2.88%, 12/17/28	3,752,000	THB	121,919
2.40%, 3/17/29	10,000,000	THB	321,465
1.60%, 12/17/29	15,245,000	THB	478,243
3.65%, 6/20/31	9,000,000	THB	313,001
2.00%, 12/17/31	14,215,000	THB	455,622
3.35%, 6/17/33	7,500,000	THB	261,620
2.80%, 6/17/34	16,300,000	THB	551,632
1.60%, 6/17/35	6,630,000	THB	203,505
3.40%, 6/17/36	7,952,000	THB	284,453
3.39%, 6/17/37	12,850,000	THB	461,361
3.30%, 6/17/38	12,522,000	THB	448,492
3.45%, 6/17/43	8,000,000	THB	291,058
2.88%, 6/17/46	10,235,000	THB	345,770
Total Thailand			6,369,745
Turkey — 1.8%
Turkiye Government Bonds
10.60%, 2/11/26	4,420,000	TRY	99,313
11.00%, 2/24/27	23,906,000	TRY	431,137
10.50%, 8/11/27	17,415,000	TRY	287,384
31.08%, 11/8/28	23,220,000	TRY	526,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Local Debt Fund (ELD)
November 30, 2025

Investments	Principal Amount†		Value
11.70%, 11/13/30	18,805,000	TRY	$232,295
Total Turkey			1,576,849
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $72,843,795)			72,440,329
SUPRANATIONAL BONDS — 7.3%
European Investment Bank
8.00%, 5/5/27(b)	8,915,000	ZAR	523,742
International Bank for Reconstruction & Development
8.25%, 12/21/26	8,675,000	ZAR	508,173
6.88%, 2/9/29	10,000,000	MXN	530,750
7.07%, 6/26/29	16,000,000	MXN	865,775
International Finance Corp.
7.00%, 7/20/27	27,980,000	MXN	1,506,585
7.50%, 1/18/28	24,700,000	MXN	1,341,431
7.75%, 1/18/30	20,000,000	MXN	1,076,628
TOTAL SUPRANATIONAL BONDS
(Cost: $6,178,286)			6,353,084
REPURCHASE AGREEMENT — 3.8%
United States — 3.8%
Citigroup, Inc., tri-party repurchase agreement dated 11/28/25 (tri-party custodian: The Bank of New York Mellon Corp.), 4.08% due 12/1/25; Proceeds at maturity – $3,281,115 (fully collateralized by U.S. Treasury Note, 1.88% due 6/30/26; Market value including accrued interest – $3,345,681)
(Cost: $3,280,000)	3,280,000		3,280,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.5%
United States — 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.95%(d)
(Cost: $1,270,058)	1,270,058		1,270,058
TOTAL INVESTMENTS IN SECURITIES — 96.4% (Cost: $83,572,139)			83,343,471
Other Assets less Liabilities — 3.6%			3,125,865
NET ASSETS — 100.0%			$86,469,336

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2025.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(c)	Security, or portion thereof, was on loan at November 30, 2025. At November 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,212,290 and the total market value of the collateral held by the Fund was $1,270,058.
(d)	Rate shown represents annualized 7-day yield as of November 30, 2025.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNY	Chinese yuan
COP	Colombian peso
CZK	Czech koruna
EGP	Egyptian pound
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian sol
PLN	Polish zloty
RON	New Romanian leu
THB	Thai baht
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Markets Local Debt Fund (ELD)
November 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	12/17/2025	11,000,000	INR	124,242	USD	$–	$(1,245)
Citibank NA	12/17/2025	10,000,000	INR	112,186	USD	–	(370)
Citibank NA	12/17/2025	338,589	USD	30,000,000	INR	3,144	–
Citibank NA	12/22/2025	5,700,000,000	IDR	342,427	USD	–	(170)
Citibank NA	12/22/2025	341,850	USD	5,700,000,000	IDR	–	(407)
Goldman Sachs	12/17/2025	700,000	BRL	126,331	USD	4,220	–
Goldman Sachs	12/17/2025	30,000,000	INR	339,136	USD	–	(3,691)
Goldman Sachs	12/17/2025	1,500,000	MYR	362,976	USD	278	–
HSBC Holdings PLC	12/17/2025	20,300,000	INR	228,039	USD	–	(1,054)
HSBC Holdings PLC	12/17/2025	225,339	USD	20,000,000	INR	1,709	–
JPMorgan Chase Bank NA	12/17/2025	20,300,000	INR	227,675	USD	–	(691)
JPMorgan Chase Bank NA	12/17/2025	10,000,000	INR	112,203	USD	–	(388)
Morgan Stanley & Co. International	12/17/2025	11,000,000	MXN	594,158	USD	5,243	–
Morgan Stanley & Co. International	12/17/2025	326,687	USD	6,000,000	MXN	–	(259)
Royal Bank of Canada	12/17/2025	10,000,000	MXN	541,121	USD	3,788	–
Royal Bank of Canada	12/17/2025	9,750,000	MYR	2,342,905	USD	18,251	–
UBS Group AG	12/17/2025	30,000,000	INR	338,066	USD	–	(2,621)
UBS Group AG	12/17/2025	20,000,000	INR	225,378	USD	–	(1,747)
						$36,633	$(12,643)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$–	$72,440,329	$–	$72,440,329
Supranational Bonds	–	6,353,084	–	6,353,084
Repurchase Agreement	–	3,280,000	–	3,280,000
Investment of Cash Collateral for Securities Loaned	–	1,270,058	–	1,270,058
Total Investments in Securities	$–	$83,343,471	$–	$83,343,471
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$36,633	$–	$36,633
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(12,643)	$–	$(12,643)
Total - Net	$–	$83,367,461	$–	$83,367,461

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Floating Rate Treasury Fund (USFR)
November 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 99.7%
U.S. Treasury Floating Rate Notes — 99.7%
3.86%, 1/31/27, (3-month U.S. Treasury Money Market Yield + 0.098%)(a)	$4,550,648,500	$4,547,695,744
3.92%, 4/30/27, (3-month U.S. Treasury Bill Money Market Yield + 0.16%)(a)	4,551,177,100	4,551,345,676
3.92%, 7/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.159%)(a)	4,551,378,900	4,551,710,354
3.95%, 10/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.19%)(a)	3,068,640,600	3,070,070,970
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $16,721,319,215)		16,720,822,744
	Shares
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.86%(b)
(Cost: $662,109)	662,109	662,109
TOTAL INVESTMENTS IN SECURITIES — 99.7% (Cost: $16,721,981,324)		16,721,484,853
Other Assets less Liabilities — 0.3%		56,858,160
NET ASSETS — 100.0%		$16,778,343,013

(a)	Floating rate note. Coupon shown is in effect at November 30, 2025. Date represents the ultimate maturity date.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2025.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$16,720,822,744	$–	$16,720,822,744
Mutual Fund	–	662,109	–	662,109
Total Investments in Securities	$–	$16,721,484,853	$–	$16,721,484,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree High Income Laddered Municipal Fund (WTMY)
November 30, 2025

Investments	Principal Amount	Value
MUNICIPAL BONDS — 98.4%
Alabama — 3.3%
Black Belt Energy Gas District, Series C, Revenue Bond
5.50%, 10/1/54	$30,000	$33,158
Black Belt Energy Gas District, Series F, Revenue Bond
5.50%, 11/1/53	15,000	15,860
County of Jefferson AL Sewer Revenue, Revenue Bond
5.00%, 10/1/29	20,000	21,513
Southeast Energy Authority A Cooperative District, Series D, Revenue Bond
5.00%, 9/1/35	90,000	98,716
Total Alabama		169,247
Arizona — 0.9%
Salt Verde Financial Corp., Revenue Bond
5.00%, 12/1/37	40,000	43,445
California — 2.1%
Los Angeles Department of Water & Power, Series A, Revenue Bond
5.00%, 7/1/39	35,000	38,598
San Francisco City & County Airport Comm-San Francisco International Airport, Series A, Revenue Bond
5.00%, 5/1/37	60,000	66,610
Total California		105,208
Colorado — 0.4%
City & County of Denver CO Airport System Revenue, Airport & Marina Impt., Series D, Revenue Bond
5.50%, 11/15/29	20,000	21,947
Connecticut — 1.0%
State of Connecticut, Public Impt., Series F, G.O. Bond
5.00%, 11/15/38	45,000	51,291
District of Columbia — 1.3%
District of Columbia, Revenue Bond
5.00%, 4/1/27	40,000	41,109
Metropolitan Washington Airports Authority Aviation Revenue, Airport & Marina Impt., Series A, Revenue Bond
5.00%, 10/1/26	25,000	25,475
Total District of Columbia		66,584
Florida — 11.5%
Central Florida Expressway Authority, Series B, Revenue Bond
5.00%, 7/1/26	105,000	106,331
City of Jacksonville, Public Impt., Series A, Revenue Bond
5.00%, 10/1/39	55,000	61,052
County of Miami-Dade FL Aviation Revenue, Series A, Revenue Bond
5.00%, 10/1/29	50,000	53,447
Florida Development Finance Corp., Revenue Bond
5.25%, 7/1/53	200,000	199,734
Florida Municipal Power Agency, Series A, Revenue Bond
5.00%, 10/1/26	30,000	30,517
JEA Electric System Revenue, Revenue Bond
5.00%, 10/1/29	75,000	81,442
Manatee County School District, School Impt., Series CO
5.00%, 7/1/37	20,000	22,282
Orange County Health Facilities Authority, Series A, Revenue Bond
5.00%, 10/1/36	25,000	27,934
Total Florida		582,739
Georgia — 0.5%
Cobb County Kennestone Hospital Authority, Series A, Revenue Bond
5.00%, 4/1/30	25,000	27,252
Illinois — 13.4%
Chicago Board of Education, School Impt., Series A, G.O. Bond
6.25%, 12/1/50	250,000	256,361
City of Chicago IL Wastewater Transmission Revenue, Series A, Revenue Bond, BAM
5.00%, 1/1/38	105,000	116,992
5.00%, 1/1/40	65,000	71,316
Illinois State Toll Highway Authority, Highway Impt., Series A, Revenue Bond
5.00%, 1/1/41	40,000	43,439
Illinois State Toll Highway Authority, Series A, Revenue Bond
5.00%, 1/1/39	25,000	28,066
Kane Cook & DuPage Counties School District No. U-46 Elgin, School Impt., G.O. Bond
5.00%, 1/1/40	40,000	43,887
State of Illinois, Public Impt., Series A, G.O. Bond
5.00%, 3/1/32	75,000	83,552
State of Illinois Sales Tax Revenue, Public Impt., Series C, Revenue Bond
5.00%, 6/15/40	35,000	38,073
Total Illinois		681,686
Massachusetts — 3.7%
Massachusetts Development Finance Agency, Series 2, Revenue Bond
5.00%, 7/1/35	25,000	28,327
Massachusetts Development Finance Agency, Series A, Revenue Bond
5.00%, 10/15/28	85,000	91,058
Massachusetts Development Finance Agency, Series I, Revenue Bond
5.00%, 7/1/26	70,000	70,806
Total Massachusetts		190,191
Michigan — 2.3%
Detroit Regional Convention Facility Authority, Series C, Revenue Bond
5.00%, 10/1/34	50,000	56,602
Michigan Finance Authority, Revenue Bond
5.00%, 4/15/32	55,000	62,155
Total Michigan		118,757
Minnesota — 1.7%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bond
5.00%, 8/15/35	75,000	86,555
Missouri — 1.6%
Missouri Joint Municipal Electric Utility Commission, Revenue Bond
5.00%, 1/1/34	70,000	80,167
New Jersey — 4.3%
New Jersey Transportation Trust Fund Authority, Transit Impt., Series BB, Revenue Bond
5.00%, 6/15/37	25,000	28,018
Tobacco Settlement Financing Corp., Series A, Revenue Bond
5.00%, 6/1/35	25,000	25,800
Tobacco Settlement Financing Corp., Series B, Revenue Bond
5.00%, 6/1/46	170,000	165,301
Total New Jersey		219,119

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree High Income Laddered Municipal Fund (WTMY)
November 30, 2025

Investments	Principal Amount	Value
New York — 2.9%
City of New York, Public Impt., Series 1, G.O. Bond
5.00%, 4/1/37	$25,000	$27,904
New York City Industrial Development Agency, Revenue Bond
5.00%, 3/1/30	70,000	76,125
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, Revenue Bond
5.00%, 11/1/35	20,000	22,602
New York Transportation Development Corp., Revenue Bond
5.00%, 12/1/30	20,000	21,941
Total New York		148,572
Ohio — 5.3%
American Municipal Power, Inc., Series A, Revenue Bond
5.00%, 2/15/28	30,000	31,496
Buckeye Tobacco Settlement Financing Authority, Series B2, Revenue Bond
5.00%, 6/1/55	280,000	236,188
Total Ohio		267,684
Oklahoma — 5.7%
Oklahoma County Finance Authority, School Impt., Revenue Bond
5.00%, 9/1/34	25,000	28,378
Oklahoma Development Finance Authority, Series B, Revenue Bond
5.50%, 8/15/57	260,000	260,564
Total Oklahoma		288,942
Pennsylvania — 8.7%
City of Philadelphia, Public Impt., Series A, G.O. Bond
5.00%, 8/1/27	25,000	25,957
5.00%, 5/1/33	50,000	55,617
City of Philadelphia PA Water & Wastewater Revenue, Sewer Impt., Series B, Revenue Bond
5.00%, 9/1/38	20,000	22,451
Monroeville Finance Authority, Series B, Revenue Bond
5.00%, 2/15/31	40,000	43,852
Northampton County General Purpose Authority, Series A1, Revenue Bond
5.00%, 8/15/36	80,000	90,166
5.00%, 8/15/40	20,000	21,948
Pennsylvania Economic Development Financing Authority, Series A, Revenue Bond
5.00%, 5/15/37	80,000	87,932
Pittsburgh Water & Sewer Authority, Water Utility Impt., Series A, Revenue Bond
5.00%, 9/1/31	60,000	67,693
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Stadium Impt., Series A, Revenue Bond
5.00%, 2/1/33	25,000	27,895
Total Pennsylvania		443,511
Puerto Rico — 5.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A1, Revenue Bond
5.00%, 7/1/58	265,000	258,366
Rhode Island — 1.7%
Rhode Island Health & Educational Building Corp., Revenue Bond
5.00%, 11/1/33	75,000	85,362
South Carolina — 2.3%
South Carolina Public Service Authority, Water Utility Impt., Series A, Revenue Bond
5.00%, 12/1/27	90,000	94,098
5.00%, 12/1/33	20,000	22,825
Total South Carolina		116,923
Tennessee — 2.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Series A, Revenue Bond
5.00%, 7/1/34	60,000	68,167
Metropolitan Nashville Airport Authority, Airport & Marina Impt., Series B, Revenue Bond
5.00%, 7/1/32	35,000	37,583
Total Tennessee		105,750
Texas — 10.7%
Central Texas Regional Mobility Authority, Highway Impt., Series B, Revenue Bond
5.00%, 1/1/39	55,000	58,879
Dallas Fort Worth International Airport, Revenue Bond
5.00%, 11/1/31	65,000	71,931
5.00%, 11/1/32	55,000	60,692
Dallas Fort Worth International Airport, Series A, Revenue Bond
5.00%, 11/1/30	40,000	44,457
Harris County Cultural Education Facilities Finance Corp., Series B, Revenue Bond
5.00%, 7/1/34	20,000	23,112
Lower Colorado River Authority, Revenue Bond
5.00%, 5/15/36	40,000	44,688
5.00%, 5/15/40	55,000	59,857
Lower Colorado River Authority, Series A, Revenue Bond
5.00%, 5/15/26	70,000	70,749
North Texas Tollway Authority, Series B, Revenue Bond
5.00%, 1/1/30	55,000	59,914
Texas State Technical College, Revenue Bond
5.00%, 8/1/27	50,000	51,880
Total Texas		546,159
Utah — 0.4%
City of Salt Lake City UT Airport Revenue, Airport & Marina Impt., Series A, Revenue Bond
5.00%, 7/1/27	20,000	20,611
Wisconsin — 5.5%
Public Finance Authority, Highway Impt., Revenue Bond
6.50%, 12/31/65	250,000	276,669
TOTAL MUNICIPAL BONDS
(Cost: $4,889,537)		5,002,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree High Income Laddered Municipal Fund (WTMY)
November 30, 2025

Investments	Shares	Value
MUTUAL FUND — 0.2%
BlackRock Liquidity MuniCash, Institutional Shares, 2.61%(a)
(Cost: $10,887)	10,887	10,887
TOTAL INVESTMENTS IN SECURITIES — 98.6% (Cost: $4,900,424)		5,013,624
Other Assets less Liabilities — 1.4%		73,019
NET ASSETS — 100.0%		$5,086,643

(a)	Rate shown represents annualized 7-day yield as of November 30, 2025.

ABBREVIATIONS:
BAM	Build America Mutual Assurance Co.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Municipal Bonds	$–	$5,002,737	$–	$5,002,737
Mutual Fund	–	10,887	–	10,887
Total Investments in Securities	$–	$5,013,624	$–	$5,013,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)
November 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 1.3%
U.S. Treasury Bonds — 0.8%
4.63%, 11/15/45	$1,629,200	$1,629,009
Total U.S. Treasury Bonds		1,629,009
U.S. Treasury Notes — 0.5%
3.75%, 4/30/27	705,800	707,565
4.00%, 11/15/35	292,500	292,157
Total U.S. Treasury Notes		999,722
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,614,838)		2,628,731
CORPORATE BONDS — 95.0%
Canada — 0.2%
Ritchie Bros. Holdings, Inc.
6.75%, 3/15/28(a)	119,000	121,885
7.75%, 3/15/31(a)	229,000	240,187
Total Canada		362,072
Finland — 0.1%
Amer Sports Co.
6.75%, 2/16/31(a)	150,000	156,721
United States — 94.7%
AAR Escrow Issuer LLC
6.75%, 3/15/29(a)	227,000	235,828
ACCO Brands Corp.
4.25%, 3/15/29(a)(b)	534,000	484,850
AdaptHealth LLC
4.63%, 8/1/29(a)(b)	740,000	714,444
ADT Security Corp.
4.13%, 8/1/29(a)	434,000	422,913
Advanced Drainage Systems, Inc.
6.38%, 6/15/30(a)	86,000	87,745
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 1/15/27(a)	650,000	650,901
5.88%, 2/15/28(a)	105,000	105,331
3.50%, 3/15/29(a)	251,000	241,351
4.88%, 2/15/30(a)	333,000	331,101
Allison Transmission, Inc.
5.88%, 6/1/29(a)	69,000	70,166
3.75%, 1/30/31(a)	360,000	336,116
Ally Financial, Inc.
6.70%, 2/14/33	413,000	432,628
6.65%, 1/17/40, (6.646% fixed rate until 1/17/35; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(c)	165,000	165,952
AMC Networks, Inc.
10.25%, 1/15/29(a)	754,000	792,033
4.25%, 2/15/29	68,000	59,817
American Axle & Manufacturing, Inc.
5.00%, 10/1/29	355,000	340,263
ANGI Group LLC
3.88%, 8/15/28(a)	429,000	390,753
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(a)	153,000	153,346
5.38%, 6/15/29(a)	51,000	51,220
6.63%, 2/1/32(a)	45,000	46,709
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 4/15/30(a)	450,049	452,449
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)	602,000	583,989
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)	294,000	285,920
AppLovin Corp.
5.38%, 12/1/31	60,000	62,424
5.95%, 12/1/54	285,000	287,479
Aramark Services, Inc.
5.00%, 2/1/28(a)	406,000	406,601
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 4/1/28(a)	283,000	285,092
6.63%, 9/1/32(a)	406,000	419,346
Arcosa, Inc.
6.88%, 8/15/32(a)	274,000	288,398
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	407,000	399,165
5.00%, 2/15/32(a)	418,000	407,220
ASGN, Inc.
4.63%, 5/15/28(a)	268,000	263,184
Avient Corp.
7.13%, 8/1/30(a)	251,000	259,218
6.25%, 11/1/31(a)	239,000	244,205
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 3/1/29(a)	841,000	817,473
8.25%, 1/15/30(a)(b)	769,000	794,154
8.00%, 2/15/31(a)	336,000	344,956
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	136,000	131,585
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27(a)	280,000	280,572
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 5/15/31(a)	336,000	348,829
Bath & Body Works, Inc.
6.63%, 10/1/30(a)	156,000	158,860
BellRing Brands, Inc.
7.00%, 3/15/30(a)	145,000	149,673
Block, Inc.
2.75%, 6/1/26	100,000	99,347
3.50%, 6/1/31(b)	328,000	308,368
Boyd Gaming Corp.
4.75%, 12/1/27	144,000	143,905
4.75%, 6/15/31(a)	565,000	550,898
Brink's Co.
4.63%, 10/15/27(a)	161,000	160,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)
November 30, 2025

Investments	Principal Amount	Value
Builders FirstSource, Inc.
4.25%, 2/1/32(a)	$627,000	$597,077
6.38%, 6/15/32(a)	668,000	695,804
6.38%, 3/1/34(a)	219,000	227,870
6.75%, 5/15/35(a)	70,000	73,956
Burford Capital Global Finance LLC
9.25%, 7/1/31(a)	369,000	384,067
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	850,000	805,866
7.00%, 2/15/30(a)	594,000	615,589
6.00%, 10/15/32(a)(b)	479,000	457,458
California Resources Corp.
8.25%, 6/15/29(a)	706,000	739,593
Carnival Corp.
5.75%, 3/15/30(a)(b)	400,000	411,463
5.88%, 6/15/31(a)	391,000	402,987
6.13%, 2/15/33(a)	542,000	558,665
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28(a)	165,000	163,759
5.38%, 6/1/29(a)	190,000	188,421
4.75%, 3/1/30(a)	455,000	433,797
4.50%, 8/15/30(a)	43,000	40,440
4.25%, 2/1/31(a)	144,000	132,744
4.75%, 2/1/32(a)(b)	428,000	394,076
4.50%, 5/1/32(b)	237,000	214,099
4.25%, 1/15/34(a)(b)	239,000	203,040
Centene Corp.
4.25%, 12/15/27	836,000	826,267
4.63%, 12/15/29	887,000	858,918
3.38%, 2/15/30	932,000	857,842
3.00%, 10/15/30	500,000	446,757
2.50%, 3/1/31	874,000	754,018
Central Garden & Pet Co.
4.13%, 10/15/30(b)	153,000	146,818
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	100,000	99,058
4.00%, 3/15/31(a)	342,000	324,039
Chart Industries, Inc.
7.50%, 1/1/30(a)	363,000	379,020
9.50%, 1/1/31(a)	39,000	41,656
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 4/1/31	390,000	350,557
6.65%, 2/1/34	285,000	301,703
6.48%, 10/23/45	987,000	948,469
3.70%, 4/1/51(b)	688,000	441,493
Chord Energy Corp.
6.75%, 3/15/33(a)	384,000	396,983
CHS/Community Health Systems, Inc.
6.88%, 4/15/29(a)	789,000	725,758
5.25%, 5/15/30(a)	770,000	728,147
4.75%, 2/15/31(a)	586,000	526,637
10.88%, 1/15/32(a)	819,000	885,698
Churchill Downs, Inc.
5.50%, 4/1/27(a)	166,000	166,293
4.75%, 1/15/28(a)	380,000	378,568
5.75%, 4/1/30(a)	454,000	457,916
Cinemark USA, Inc.
5.25%, 7/15/28(a)	407,000	406,395
7.00%, 8/1/32(a)	225,000	234,911
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	601,000	601,206
3.75%, 2/15/31(a)	585,000	545,531
Clue Opco LLC
9.50%, 10/15/31(a)	672,000	699,295
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/29(a)	559,000	565,683
6.88%, 1/15/30(a)	160,000	162,809
8.75%, 4/15/30(a)	870,000	871,791
6.75%, 4/15/32(a)	425,000	429,571
CNX Resources Corp.
7.38%, 1/15/31(a)	544,000	565,417
7.25%, 3/1/32(a)	252,000	263,272
Coherent Corp.
5.00%, 12/15/29(a)	292,000	289,821
Coinbase Global, Inc.
3.38%, 10/1/28(a)	318,000	301,028
3.63%, 10/1/31(a)(b)	349,000	310,794
CommScope LLC
8.25%, 3/1/27(a)	805,000	809,408
7.13%, 7/1/28(a)	522,000	524,278
4.75%, 9/1/29(a)	921,000	921,556
9.50%, 12/15/31(a)(b)	670,000	679,803
CommScope Technologies LLC
5.00%, 3/15/27(a)	839,000	839,008
Compass Minerals International, Inc.
6.75%, 12/1/27(a)	394,000	394,807
Comstock Resources, Inc.
6.75%, 3/1/29(a)	1,209,000	1,213,154
5.88%, 1/15/30(a)	365,000	355,036
Concentra Escrow Issuer Corp.
6.88%, 7/15/32(a)	200,000	210,118
CoreCivic, Inc.
8.25%, 4/15/29(b)	266,000	280,244
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	452,000	449,821
7.50%, 12/15/33(a)	297,000	322,277
Credit Acceptance Corp.
9.25%, 12/15/28(a)	507,000	531,955
6.63%, 3/15/30(a)	222,000	222,005
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	231,000	221,615
Crown Americas LLC
5.25%, 4/1/30	424,000	433,587
CSC Holdings LLC
5.50%, 4/15/27(a)	795,000	686,313
5.38%, 2/1/28(a)	860,000	623,841
11.25%, 5/15/28(a)	730,000	566,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)
November 30, 2025

Investments	Principal Amount	Value
4.13%, 12/1/30(a)	$775,000	$444,263
3.38%, 2/15/31(a)	551,000	306,486
4.50%, 11/15/31(a)	450,000	256,673
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(a)	184,000	186,087
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 6/15/28(a)	440,000	439,471
CVS Health Corp.
6.75%, 12/10/54, (6.75% fixed rate until 12/10/34; 5-year Constant Maturity Treasury Rate + 2.516% thereafter)(c)	478,000	495,243
7.00%, 3/10/55, (7.00% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.886% thereafter)(c)	807,000	851,685
Darling Ingredients, Inc.
6.00%, 6/15/30(a)	397,000	403,463
DaVita, Inc.
4.63%, 6/1/30(a)	959,000	931,358
3.75%, 2/15/31(a)	855,000	793,636
6.88%, 9/1/32(a)	431,000	449,051
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 3/15/29(a)	869,000	912,292
Directv Financing LLC
8.88%, 2/1/30(a)	1,114,000	1,107,056
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
10.00%, 2/15/31(a)	535,000	532,186
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 8/15/27(a)(b)	544,000	545,530
Discovery Communications LLC
4.13%, 5/15/29	1,085,000	1,055,181
3.63%, 5/15/30	903,000	837,944
Diversified Healthcare Trust
4.38%, 3/1/31	287,000	253,511
Dycom Industries, Inc.
4.50%, 4/15/29(a)	251,000	248,188
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	246,000	246,123
4.13%, 4/1/29(a)	506,000	478,506
Elanco Animal Health, Inc.
6.65%, 8/28/28	302,000	317,066
Elastic NV
4.13%, 7/15/29(a)	242,000	233,235
Element Solutions, Inc.
3.88%, 9/1/28(a)	233,000	228,243
Embecta Corp.
5.00%, 2/15/30(a)(b)	108,000	102,864
Encompass Health Corp.
4.50%, 2/1/28	207,000	206,787
4.75%, 2/1/30	144,000	143,715
Encore Capital Group, Inc.
8.50%, 5/15/30(a)	478,000	509,257
Energy Transfer LP
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(c)	423,000	451,781
Enova International, Inc.
9.13%, 8/1/29(a)	427,000	451,363
Entegris, Inc.
5.95%, 6/15/30(a)	186,000	190,658
Esab Corp.
6.25%, 4/15/29(a)	176,000	181,440
Excelerate Energy LP
8.00%, 5/15/30(a)	622,000	662,627
Fair Isaac Corp.
4.00%, 6/15/28(a)	192,000	189,367
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(a)	784,000	756,034
6.75%, 1/15/30(a)	952,000	889,344
FirstCash, Inc.
4.63%, 9/1/28(a)	362,000	359,363
5.63%, 1/1/30(a)	201,000	202,265
Fluor Corp.
4.25%, 9/15/28(b)	60,000	59,895
Ford Motor Co.
3.25%, 2/12/32	803,000	706,564
5.29%, 12/8/46	385,000	325,530
Ford Motor Credit Co. LLC
4.95%, 5/28/27	390,000	390,957
7.35%, 11/4/27	273,000	285,048
6.80%, 11/7/28	355,000	371,970
5.80%, 3/8/29	345,000	351,926
5.11%, 5/3/29	540,000	539,400
4.00%, 11/13/30	392,000	369,861
6.13%, 3/8/34(b)	487,000	495,631
Forestar Group, Inc.
6.50%, 3/15/33(a)	339,000	349,516
FTAI Aviation Investors LLC
5.50%, 5/1/28(a)	135,000	135,539
7.00%, 5/1/31(a)	161,000	168,749
7.00%, 6/15/32(a)	253,000	265,621
Gap, Inc.
3.63%, 10/1/29(a)	343,000	326,043
3.88%, 10/1/31(a)	315,000	293,291
Gates Corp.
6.88%, 7/1/29(a)	249,000	259,642
GCI LLC
4.75%, 10/15/28(a)	454,000	440,854
Gen Digital, Inc.
6.75%, 9/30/27(a)	401,000	408,454
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 2/1/28	279,000	280,827
8.25%, 1/15/29	798,000	833,976
8.88%, 4/15/30	276,000	291,829
7.88%, 5/15/32	746,000	770,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)
November 30, 2025

Investments	Principal Amount	Value
GEO Group, Inc.
8.63%, 4/15/29	$516,000	$544,914
10.25%, 4/15/31	493,000	541,262
Global Atlantic Fin Co.
7.95%, 10/15/54, (7.95% fixed rate until 10/15/29; 5-year Constant Maturity Treasury Rate + 3.608% thereafter)(a)(c)	331,000	343,312
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	190,000	193,793
4.00%, 1/15/31	371,000	355,948
5.63%, 9/15/34	302,000	306,303
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 3/1/29(a)	306,000	293,584
Graphic Packaging International LLC
6.38%, 7/15/32(a)	228,000	232,310
Griffon Corp.
5.75%, 3/1/28	487,000	488,492
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	474,000	464,621
6.38%, 1/15/30(a)	213,000	218,985
Gulfport Energy Operating Corp.
6.75%, 9/1/29(a)	349,000	360,697
Hanesbrands, Inc.
9.00%, 2/15/31(a)	301,000	317,903
HealthEquity, Inc.
4.50%, 10/1/29(a)	320,000	314,751
Hess Midstream Operations LP
5.13%, 6/15/28(a)	129,000	129,142
6.50%, 6/1/29(a)	100,000	103,605
4.25%, 2/15/30(a)	153,000	149,492
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/29(a)	270,000	262,441
4.88%, 1/15/30	170,000	170,542
4.00%, 5/1/31(a)	213,000	203,733
3.63%, 2/15/32(a)	349,000	324,603
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	655,000	630,915
4.88%, 7/1/31(a)	335,000	310,744
6.63%, 1/15/32(a)	520,000	529,112
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 4/15/29(a)	928,000	1,007,338
4.88%, 6/1/29(a)(b)	390,000	367,246
Hologic, Inc.
3.25%, 2/15/29(a)	267,000	264,602
Ingevity Corp.
3.88%, 11/1/28(a)	268,000	260,334
IQVIA, Inc.
5.00%, 5/15/27(a)	382,000	382,438
Kaiser Aluminum Corp.
4.50%, 6/1/31(a)	245,000	235,720
Kinetik Holdings LP
6.63%, 12/15/28(a)	65,000	66,913
5.88%, 6/15/30(a)	289,000	291,708
Kodiak Gas Services LLC
7.25%, 2/15/29(a)	415,000	433,128
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	308,000	305,534
4.75%, 6/15/29(a)	250,000	246,687
7.00%, 7/15/31(a)	163,000	172,946
Lamar Media Corp.
3.75%, 2/15/28	148,000	145,152
3.63%, 1/15/31	413,000	389,813
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	96,000	96,199
4.13%, 1/31/30(a)	126,000	122,414
Level 3 Financing, Inc.
4.50%, 4/1/30(a)(b)	911,000	842,782
Levi Strauss & Co.
3.50%, 3/1/31(a)	138,000	129,210
Light & Wonder International, Inc.
7.50%, 9/1/31(a)	300,000	314,762
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)	508,000	507,449
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29(a)	399,000	379,495
Matador Resources Co.
6.88%, 4/15/28(a)	287,000	294,082
6.50%, 4/15/32(a)	494,000	502,141
6.25%, 4/15/33(a)	317,000	317,614
Match Group Holdings II LLC
4.63%, 6/1/28(a)	254,000	251,802
3.63%, 10/1/31(a)	250,000	229,237
Maxim Crane Works Holdings Capital LLC
11.50%, 9/1/28(a)	448,000	477,072
Methanex US Operations, Inc.
6.25%, 3/15/32(a)	468,000	480,672
MGM Resorts International
5.50%, 4/15/27	517,000	520,764
4.75%, 10/15/28(b)	198,000	197,374
6.50%, 4/15/32(b)	490,000	503,355
Midcap Financial Issuer Trust
6.50%, 5/1/28(a)	719,000	709,367
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	469,000	458,453
Molina Healthcare, Inc.
4.38%, 6/15/28(a)	632,000	615,902
3.88%, 11/15/30(a)	648,000	599,941
Moog, Inc.
4.25%, 12/15/27(a)	136,000	135,245
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)	595,000	524,609
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,333,000	1,288,993
4.63%, 8/1/29	765,000	646,104
3.50%, 3/15/31	1,093,000	803,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)
November 30, 2025

Investments	Principal Amount	Value
8.50%, 2/15/32(a)	$716,000	$758,784
Murphy Oil Corp.
6.00%, 10/1/32(b)	469,000	465,991
Murphy Oil USA, Inc.
3.75%, 2/15/31(a)	171,000	160,591
Mylan, Inc.
5.20%, 4/15/48	440,000	359,083
Navient Corp.
5.00%, 3/15/27	147,000	146,896
4.88%, 3/15/28	253,000	249,678
5.50%, 3/15/29(b)	501,000	494,534
9.38%, 7/25/30	634,000	702,083
11.50%, 3/15/31	476,000	532,252
NCR Atleos Corp.
9.50%, 4/1/29(a)	673,000	728,687
NCR Voyix Corp.
5.00%, 10/1/28(a)	336,000	333,796
Newell Brands, Inc.
8.50%, 6/1/28(a)	907,000	946,616
6.63%, 9/15/29(b)	530,000	521,725
6.38%, 5/15/30(b)	270,000	259,711
6.63%, 5/15/32(b)	777,000	734,513
Nexstar Media, Inc.
5.63%, 7/15/27(a)	377,000	377,623
4.75%, 11/1/28(a)(b)	615,000	609,943
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(a)	592,000	611,254
8.38%, 2/15/32(a)	1,059,000	1,099,424
Noble Finance II LLC
8.00%, 4/15/30(a)	955,000	992,659
Nordstrom, Inc.
4.38%, 4/1/30	292,000	276,781
NRG Energy, Inc.
5.25%, 6/15/29(a)	459,000	461,542
5.75%, 7/15/29(a)	354,000	356,032
3.63%, 2/15/31(a)	555,000	520,343
6.00%, 2/1/33(a)	523,000	535,709
6.25%, 11/1/34(a)	363,000	374,326
NuStar Logistics LP
6.38%, 10/1/30	89,000	93,339
Occidental Petroleum Corp.
5.20%, 8/1/29	100,000	102,530
8.88%, 7/15/30	195,000	226,011
6.63%, 9/1/30	325,000	350,163
7.50%, 5/1/31	240,000	270,846
5.38%, 1/1/32	712,000	729,348
5.55%, 10/1/34(b)	405,000	413,297
6.45%, 9/15/36	774,000	827,462
6.20%, 3/15/40	319,000	327,287
6.60%, 3/15/46	523,000	545,901
ON Semiconductor Corp.
3.88%, 9/1/28(a)	148,000	144,881
OneMain Finance Corp.
7.13%, 3/15/26	299,000	301,210
6.63%, 1/15/28	256,000	262,995
6.63%, 5/15/29	343,000	355,111
5.38%, 11/15/29	737,000	735,095
7.88%, 3/15/30	780,000	825,946
4.00%, 9/15/30(b)	715,000	671,604
7.50%, 5/15/31	125,000	131,371
7.13%, 11/15/31	545,000	567,331
Option Care Health, Inc.
4.38%, 10/31/29(a)	175,000	171,904
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(a)	347,000	346,909
4.25%, 1/15/29(a)	113,000	109,880
4.63%, 3/15/30(a)	401,000	390,336
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(a)	365,000	366,284
7.25%, 5/15/31(a)(b)	508,000	515,748
Paramount Global
4.20%, 6/1/29	779,000	765,391
4.95%, 1/15/31	798,000	788,327
4.38%, 3/15/43	963,000	729,096
5.85%, 9/1/43	240,000	216,056
4.95%, 5/19/50	688,000	536,494
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	1,152,000	1,130,735
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(a)	365,000	365,612
4.88%, 5/15/29(a)	667,000	648,635
7.00%, 2/1/30(a)	275,000	281,491
Patrick Industries, Inc.
6.38%, 11/1/32(a)	408,000	418,663
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	1,072,000	1,062,804
7.88%, 9/15/30(a)(b)	744,000	733,911
Penske Automotive Group, Inc.
3.75%, 6/15/29(b)	96,000	92,924
Performance Food Group, Inc.
5.50%, 10/15/27(a)	70,000	70,121
4.25%, 8/1/29(a)	533,000	524,076
6.13%, 9/15/32(a)	181,000	186,667
Permian Resources Operating LLC
8.00%, 4/15/27(a)	121,000	122,642
5.88%, 7/1/29(a)	278,000	279,242
7.00%, 1/15/32(a)	340,000	354,418
PHH Escrow Issuer LLC/PHH Corp.
9.88%, 11/1/29(a)	429,000	439,508
Phinia, Inc.
6.75%, 4/15/29(a)	264,000	273,272
Post Holdings, Inc.
5.50%, 12/15/29(a)	657,000	659,422
4.63%, 4/15/30(a)	611,000	595,281
4.50%, 9/15/31(a)	766,000	724,603
6.25%, 2/15/32(a)	264,000	272,963
6.38%, 3/1/33(a)(b)	754,000	765,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)
November 30, 2025

Investments	Principal Amount	Value
Prestige Brands, Inc.
3.75%, 4/1/31(a)	$84,000	$78,273
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 8/31/27(a)	250,000	244,549
Primo Water Holdings Inc/Triton Water Holdings, Inc.
4.38%, 4/30/29(a)	420,000	407,646
PROG Holdings, Inc.
6.00%, 11/15/29(a)	416,000	410,457
PTC, Inc.
4.00%, 2/15/28(a)	136,000	134,352
Qorvo, Inc.
4.38%, 10/15/29	279,000	275,357
QXO Building Products, Inc.
6.75%, 4/30/32(a)	954,000	999,309
Range Resources Corp.
4.75%, 2/15/30(a)	186,000	183,627
Regal Rexnord Corp.
6.05%, 4/15/28	199,000	206,043
6.30%, 2/15/30	495,000	526,152
6.40%, 4/15/33(b)	324,000	349,684
Resideo Funding, Inc.
6.50%, 7/15/32(a)	201,000	206,126
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	263,000	262,947
6.50%, 4/1/32(a)	184,000	190,731
RLJ Lodging Trust LP
3.75%, 7/1/26(a)	152,000	151,127
4.00%, 9/15/29(a)	264,000	249,848
ROBLOX Corp.
3.88%, 5/1/30(a)	386,000	369,525
Rocket Cos., Inc.
6.50%, 8/1/29(a)	35,000	36,362
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a)	308,000	303,648
Ryan Specialty LLC
5.88%, 8/1/32(a)(b)	228,000	233,233
Sabra Health Care LP
3.20%, 12/1/31	5,000	4,577
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 3/1/32	287,000	300,818
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 3/1/30(a)	526,000	466,411
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 2/1/28(a)	235,000	239,253
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(a)	372,000	359,893
Select Medical Corp.
6.25%, 12/1/32(a)(b)	170,000	168,804
Sensata Technologies BV
4.00%, 4/15/29(a)	515,000	502,992
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	530,000	497,444
Service Corp. International
3.38%, 8/15/30	633,000	593,529
4.00%, 5/15/31	254,000	242,860
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 8/15/32(a)	256,000	266,443
Silgan Holdings, Inc.
4.13%, 2/1/28	108,000	106,964
Sinclair Television Group, Inc.
4.38%, 12/31/32(a)	513,000	400,872
8.13%, 2/15/33(a)	509,000	530,206
Sirius XM Radio LLC
5.00%, 8/1/27(a)	510,000	511,004
4.00%, 7/15/28(a)	1,117,000	1,089,635
5.50%, 7/1/29(a)	923,000	928,490
4.13%, 7/1/30(a)	947,000	900,004
3.88%, 9/1/31(a)	548,000	500,114
Skyworks Solutions, Inc.
3.00%, 6/1/31	189,000	171,935
SLM Corp.
6.50%, 1/31/30	260,000	271,295
Snap, Inc.
6.88%, 3/1/33(a)	258,000	266,326
Somnigroup International, Inc.
4.00%, 4/15/29(a)(b)	522,000	509,305
3.88%, 10/15/31(a)	369,000	346,160
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	114,000	111,587
4.88%, 11/15/31(a)(b)	585,000	563,834
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	133,000	133,179
6.50%, 6/1/32(a)	103,000	107,342
Stagwell Global LLC
5.63%, 8/15/29(a)	816,000	792,564
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	810,000	805,892
7.25%, 4/1/29(a)	345,000	366,350
6.50%, 7/1/30(a)	54,000	56,591
Station Casinos LLC
4.50%, 2/15/28(a)	387,000	383,216
4.63%, 12/1/31(a)	179,000	169,496
6.63%, 3/15/32(a)	178,000	182,379
StoneX Group, Inc.
7.88%, 3/1/31(a)	348,000	369,142
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 6/1/31(a)	382,000	366,929
SunCoke Energy, Inc.
4.88%, 6/30/29(a)(b)	299,000	273,913
Sunoco LP
7.25%, 5/1/32(a)	621,000	656,060
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	372,000	364,836
Surgery Center Holdings, Inc.
7.25%, 4/15/32(a)	603,000	619,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)
November 30, 2025

Investments	Principal Amount	Value
Synchrony Financial
7.25%, 2/2/33	$510,000	$546,911
Talen Energy Supply LLC
8.63%, 6/1/30(a)	326,000	346,129
Talos Production, Inc.
9.00%, 2/1/29(a)	365,000	380,512
9.38%, 2/1/31(a)	510,000	537,691
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)(b)	267,000	268,613
TEGNA, Inc.
4.63%, 3/15/28	1,049,000	1,037,670
5.00%, 9/15/29	379,000	376,010
Teleflex, Inc.
4.25%, 6/1/28(a)	237,000	234,029
Tenet Healthcare Corp.
6.13%, 10/1/28	81,000	81,375
4.38%, 1/15/30	269,000	263,819
6.13%, 6/15/30	773,000	791,483
Tenneco, Inc.
8.00%, 11/17/28(a)	911,000	911,486
Terex Corp.
5.00%, 5/15/29(a)	334,000	332,387
6.25%, 10/15/32(a)	342,000	349,803
Thor Industries, Inc.
4.00%, 10/15/29(a)	345,000	330,943
TopBuild Corp.
4.13%, 2/15/32(a)	184,000	175,377
TransDigm, Inc.
6.75%, 8/15/28(a)	182,000	186,038
6.38%, 3/1/29(a)	373,000	384,888
4.88%, 5/1/29(b)	134,000	133,413
6.63%, 3/1/32(a)	897,000	933,164
Transocean International Ltd.
8.25%, 5/15/29(a)	825,000	840,400
8.75%, 2/15/30(a)	2,250	2,350
Travel & Leisure Co.
6.63%, 7/31/26(a)	205,000	206,501
4.50%, 12/1/29(a)	348,000	339,824
TreeHouse Foods, Inc.
4.00%, 9/1/28(b)	445,000	444,160
TriNet Group, Inc.
3.50%, 3/1/29(a)	364,000	344,510
TTM Technologies, Inc.
4.00%, 3/1/29(a)	305,000	296,798
Twilio, Inc.
3.63%, 3/15/29	187,000	181,163
3.88%, 3/15/31	207,000	198,229
U.S. Foods, Inc.
6.88%, 9/15/28(a)	122,000	126,331
4.75%, 2/15/29(a)	101,000	100,637
4.63%, 6/1/30(a)	245,000	241,710
5.75%, 4/15/33(a)	197,000	200,882
United Natural Foods, Inc.
6.75%, 10/15/28(a)	473,000	474,198
United Rentals North America, Inc.
3.88%, 11/15/27	164,000	162,548
4.88%, 1/15/28	99,000	99,113
4.00%, 7/15/30	137,000	132,511
3.88%, 2/15/31	438,000	419,120
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 3/15/29(a)	629,000	654,111
Vail Resorts, Inc.
6.50%, 5/15/32(a)(b)	176,000	183,113
Valvoline, Inc.
3.63%, 6/15/31(a)	347,000	320,215
VF Corp.
2.80%, 4/23/27	226,000	220,502
2.95%, 4/23/30(b)	470,000	422,612
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 6/15/31(a)	339,000	356,524
Viatris, Inc.
2.30%, 6/22/27	824,000	795,731
2.70%, 6/22/30	737,000	671,910
3.85%, 6/22/40	1,122,000	859,443
4.00%, 6/22/50	1,343,000	900,149
Victoria's Secret & Co.
4.63%, 7/15/29(a)	435,000	422,186
Viking Cruises Ltd.
9.13%, 7/15/31(a)	168,000	180,249
Vistra Operations Co. LLC
5.00%, 7/31/27(a)	306,000	306,999
4.38%, 5/1/29(a)	160,000	157,949
7.75%, 10/15/31(a)	662,000	703,900
VOC Escrow Ltd.
5.00%, 2/15/28(a)	400,000	400,024
Warnermedia Holdings, Inc.
3.76%, 3/15/27	10,000	9,800
4.05%, 3/15/29	688,000	668,737
5.14%, 3/15/52	1,177,000	885,051
WESCO Distribution, Inc.
7.25%, 6/15/28(a)	749,000	761,067
6.63%, 3/15/32(a)	269,000	282,408
WEX, Inc.
6.50%, 3/15/33(a)	301,000	306,947
Whirlpool Corp.
4.75%, 2/26/29(b)	521,000	518,910
4.60%, 5/15/50(b)	230,000	175,981
Williams Scotsman, Inc.
4.63%, 8/15/28(a)	206,000	204,063
6.63%, 6/15/29(a)	53,000	54,767
Wolverine World Wide, Inc.
4.00%, 8/15/29(a)(b)	504,000	462,981
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/28(a)	217,000	213,903
XHR LP
4.88%, 6/1/29(a)	301,000	296,722
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)	80,000	79,832
4.50%, 9/15/27(a)	518,000	509,699
7.25%, 1/15/29(a)(b)	950,000	973,741
8.63%, 3/15/33(a)	816,000	855,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)
November 30, 2025

Investments	Principal Amount	Value
XPO, Inc.
7.13%, 2/1/32(a)	$190,000	$200,375
Yum! Brands, Inc.
3.63%, 3/15/31	114,000	108,241
Zebra Technologies Corp.
6.50%, 6/1/32(a)	121,000	125,047
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 2/1/29(a)	431,000	408,327
Total United States		189,062,802
TOTAL CORPORATE BONDS
(Cost: $186,273,414)		189,581,595
	Shares
MUTUAL FUND — 2.2%
United States — 2.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.86%(d)
(Cost: $4,486,547)	4,486,547	4,486,547
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.9%
United States — 1.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.95%(d)
(Cost: $3,784,656)	3,784,656	3,784,656
TOTAL INVESTMENTS IN SECURITIES — 100.4% (Cost: $197,159,455)		200,481,529
Other Liabilities less Assets — (0.4)%		(784,882)
NET ASSETS — 100.0%		$199,696,647

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at November 30, 2025. At November 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,907,336 and the total market value of the collateral held by the Fund was $19,588,247. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,803,591.
(c)	Rate shown reflects the accrual rate as of November 30, 2025 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of November 30, 2025.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	418	3/31/26	$(87,303,219)	$(35,467)
5 Year U.S. Treasury Note	685	3/31/26	(75,189,453)	(203,503)
U.S. Treasury Long Bond	5	3/20/26	(587,188)	(4,620)
U.S. Treasury Ultra Long Term Bond	65	3/20/26	(7,860,937)	(58,863)
			$(170,940,797)	$(302,453)
Long Exposure
Ultra 10 Year U.S. Treasury Note	11	3/20/26	$1,278,234	$8,571
10 Year U.S. Treasury Note	8	3/20/26	906,750	4,109
			$2,184,984	$12,680
Total - Net			$(168,755,813)	$(289,773)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)
November 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$2,628,731	$–	$2,628,731
Corporate Bonds	–	189,581,595	–	189,581,595
Mutual Fund	–	4,486,547	–	4,486,547
Investment of Cash Collateral for Securities Loaned	–	3,784,656	–	3,784,656
Total Investments in Securities	$–	$200,481,529	$–	$200,481,529
Financial Derivative Instruments
Futures Contracts[1]	$12,680	$–	$–	$12,680
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(302,453)	$–	$–	$(302,453)
Total - Net	$(289,773)	$200,481,529	$–	$200,191,756

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — 25.4%
Federal Farm Credit Bank — 0.1%
1.23%, 9/10/29	$100,000	$91,444
Federal Home Loan Bank — 0.2%
4.25%, 12/10/27	100,000	101,416
3.25%, 11/16/28(a)	85,000	84,534
Total Federal Home Loan Bank		185,950
Federal Home Loan Mortgage Corp. — 7.7%
3.00%, 4/1/27	2,059	2,043
2.50%, 3/1/28	4,282	4,225
2.50%, 4/1/28	10,803	10,642
3.50%, 1/1/29	5,179	5,148
2.50%, 6/1/29	10,841	10,624
3.00%, 8/1/29	5,326	5,256
2.50%, 1/1/30	6,866	6,714
2.50%, 2/1/30	9,987	9,761
3.00%, 4/1/30	10,644	10,478
6.75%, 3/15/31	20,000	22,947
3.00%, 4/1/31	50,028	49,118
3.00%, 7/1/32	46,691	45,637
6.25%, 7/15/32(a)	39,000	44,517
2.50%, 11/1/32	6,960	6,713
3.00%, 1/1/33	6,220	6,071
3.00%, 9/1/33	4,505	4,384
4.00%, 11/1/33	4,199	4,200
4.00%, 5/1/34	14,889	14,866
2.50%, 5/1/35	6,308	6,019
3.50%, 6/1/35	10,393	10,182
2.00%, 10/1/35	101,889	95,183
2.50%, 10/1/35	24,857	23,680
1.50%, 12/1/35	91,966	83,625
1.50%, 2/1/36	39,097	35,524
1.50%, 4/1/36	38,524	35,081
2.00%, 7/1/36	28,683	26,595
1.50%, 8/1/36	44,753	40,428
1.50%, 1/1/37	24,335	21,955
4.00%, 9/1/37	14,649	14,520
5.50%, 4/1/38	13,197	13,819
4.50%, 7/1/38	16,171	16,253
5.50%, 10/1/38	14,560	14,908
4.50%, 12/1/40	18,808	18,982
1.50%, 1/1/41	22,455	19,327
2.00%, 4/1/41	26,119	23,080
2.00%, 6/1/41	33,508	29,568
1.50%, 12/1/41	37,466	31,940
2.50%, 1/1/42	17,399	15,744
3.50%, 3/1/42	18,656	17,848
3.50%, 6/1/42	140,130	133,909
3.00%, 7/1/43	35,467	32,933
3.00%, 8/1/43	38,917	36,006
4.00%, 12/1/43	6,691	6,578
3.00%, 1/1/44	38,034	35,232
3.50%, 9/1/44	28,755	27,563
4.00%, 9/1/44	17,991	17,571
3.50%, 1/1/45	41,997	39,845
4.50%, 7/1/45	10,268	10,363
3.50%, 8/1/45	18,825	17,798
3.50%, 9/1/45	6,353	6,006
3.50%, 9/1/45	16,281	15,374
4.00%, 11/1/45	12,453	12,157
3.50%, 3/1/46	12,617	11,914
3.50%, 4/1/46	50,430	47,583
3.50%, 5/1/46	5,515	5,204
3.00%, 9/1/46	125,190	113,974
4.50%, 9/1/46	25,830	25,918
4.00%, 11/1/46	6,898	6,709
3.00%, 2/1/47	109,584	100,651
4.00%, 2/1/47	5,984	5,821
4.50%, 4/1/47	5,231	5,222
3.50%, 5/1/47	5,518	5,198
3.50%, 7/1/47	64,765	61,890
3.50%, 8/1/47	2,859	2,693
3.50%, 8/1/47	28,500	26,846
4.00%, 8/1/47	3,197	3,100
4.00%, 8/1/47	4,392	4,255
4.00%, 8/1/47	6,030	5,848
3.50%, 10/1/47	8,068	7,600
4.00%, 2/1/48	3,994	3,869
4.00%, 2/1/48	8,117	7,873
5.00%, 3/1/49	19,823	20,148
3.50%, 7/1/49	18,972	17,831
3.50%, 8/1/49	26,591	24,965
4.00%, 8/1/49	42,034	40,575
3.00%, 10/1/49	68,659	61,910
5.00%, 10/1/49	7,471	7,594
3.00%, 12/1/49	195,436	177,138
3.50%, 4/1/50	38,492	36,260
3.50%, 4/1/50	45,205	42,488
4.00%, 5/1/50	52,692	51,140
2.50%, 6/1/50	72,944	63,234
3.00%, 6/1/50	55,888	50,284
2.50%, 7/1/50	35,097	30,414
2.00%, 8/1/50	222,311	183,262
2.50%, 8/1/50	44,400	38,251
2.50%, 8/1/50	81,839	71,353
1.50%, 11/1/50	17,615	13,710
1.50%, 12/1/50	24,792	19,296
1.50%, 1/1/51	36,056	28,060
2.00%, 1/1/51	275,765	226,910
4.50%, 1/1/51	8,460	8,413
2.00%, 3/1/51	102,707	85,261
2.50%, 3/1/51	28,644	24,623
1.50%, 4/1/51	174,468	135,744
2.50%, 5/1/51	68,708	58,588
2.50%, 5/1/51	111,841	96,043
2.50%, 9/1/51	36,408	31,220
2.00%, 10/1/51	239,617	196,705
2.00%, 10/1/51	443,359	363,649
2.50%, 10/1/51	59,128	51,231
2.50%, 10/1/51	108,426	92,943
2.00%, 12/1/51	75,296	62,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
2.50%, 12/1/51	$115,671	$99,063
2.00%, 1/1/52	90,550	74,161
2.50%, 1/1/52	40,363	34,701
2.00%, 2/1/52	191,103	158,150
2.50%, 2/1/52	25,760	22,225
3.50%, 2/1/52	32,967	30,624
2.00%, 3/1/52	75,233	62,040
3.00%, 3/1/52	39,432	35,180
3.00%, 4/1/52	117,995	105,271
3.50%, 5/1/52	38,046	35,433
3.00%, 6/1/52	65,600	58,511
4.00%, 6/1/52	36,766	35,129
4.50%, 8/1/52	21,584	21,239
4.50%, 9/1/52	40,264	39,673
5.00%, 9/1/52	38,797	39,098
4.00%, 10/1/52	25,977	25,010
4.50%, 10/1/52	21,117	20,777
3.50%, 12/1/52	83,058	77,042
4.50%, 1/1/53	21,094	20,744
4.50%, 1/1/53	22,634	22,266
5.50%, 2/1/53	18,814	19,368
5.00%, 4/1/53	40,958	41,090
5.00%, 4/1/53	147,984	148,376
5.50%, 4/1/53	20,079	20,409
5.00%, 5/1/53	20,787	20,838
5.50%, 5/1/53	19,896	20,227
5.50%, 6/1/53	175,804	178,548
5.00%, 7/1/53	42,034	42,119
3.00%, 9/1/53	30,639	27,318
5.50%, 9/1/53	182,542	185,319
6.00%, 9/1/53	170,177	174,498
6.50%, 10/1/53	104,194	107,766
5.00%, 11/1/53	43,818	43,899
6.00%, 12/1/53	61,158	63,144
6.00%, 12/1/53	135,320	138,725
4.50%, 1/1/54	45,011	44,218
6.00%, 2/1/54	59,821	61,906
6.50%, 2/1/54	13,569	14,035
6.50%, 2/1/54	18,361	19,272
5.00%, 3/1/54	84,292	84,508
6.50%, 3/1/54	44,112	45,624
5.50%, 11/1/54	88,690	89,867
5.00%, 12/1/54	60,301	60,225
5.50%, 3/1/55	47,756	48,893
Total Federal Home Loan Mortgage Corp.		6,828,958
Federal National Mortgage Association — 9.3%
3.50%, 10/1/26	3,174	3,157
3.00%, 11/1/26	1,432	1,422
3.50%, 12/1/26	216	215
3.00%, 2/1/27	5,461	5,415
3.00%, 6/1/27	5,165	5,119
3.00%, 9/1/27	3,300	3,266
2.50%, 8/1/28	3,845	3,782
3.00%, 9/1/28	3,487	3,445
3.00%, 11/1/28	2,333	2,305
7.25%, 5/15/30	65,000	74,774
3.50%, 4/1/31	8,061	7,987
2.50%, 6/1/31	5,701	5,536
2.50%, 7/1/31	6,233	6,049
3.00%, 8/1/31	32,452	31,922
2.50%, 10/1/31	6,943	6,738
2.50%, 10/1/31	39,262	38,094
3.50%, 11/1/31	9,139	9,069
2.50%, 4/1/32	7,610	7,386
2.50%, 9/1/32	21,923	21,204
3.50%, 1/1/33	6,123	6,048
5.00%, 10/1/33	50,476	51,675
6.00%, 2/1/34	16,459	17,190
4.00%, 3/1/34	1,362	1,359
3.00%, 6/1/34	4,274	4,149
4.00%, 8/1/34	4,861	4,847
3.00%, 1/1/35	5,541	5,367
2.50%, 8/1/35	10,840	10,431
1.50%, 12/1/35	49,711	45,202
2.00%, 12/1/35	74,976	69,909
3.50%, 1/1/36	5,506	5,387
2.00%, 3/1/36	11,946	11,120
3.00%, 4/1/36	11,536	11,087
2.00%, 6/1/36	41,928	38,991
3.00%, 9/1/36	28,806	27,607
2.00%, 10/1/36	91,296	84,610
1.50%, 11/1/36	89,704	80,972
2.00%, 11/1/36	171,859	159,247
1.50%, 12/1/36	49,377	44,559
2.50%, 3/1/37	31,442	29,713
1.50%, 4/1/37	17,151	15,454
2.00%, 4/1/37	16,652	15,395
3.00%, 4/1/37	30,955	30,113
2.00%, 6/1/37	51,758	47,952
3.50%, 7/1/37	12,766	12,428
3.00%, 9/1/37	17,210	16,592
4.00%, 10/1/37	14,626	14,497
3.50%, 4/1/38	7,020	6,812
4.50%, 9/1/39	6,329	6,391
4.50%, 8/1/40	13,261	13,368
2.00%, 9/1/40	12,494	11,099
2.50%, 9/1/40	42,331	38,756
5.50%, 9/1/40	23,334	24,389
3.50%, 2/1/41	125,193	119,985
1.50%, 6/1/41	34,883	29,803
2.50%, 10/1/41	49,830	45,159
2.00%, 11/1/41	140,576	123,606
3.00%, 2/1/42	16,996	16,045
2.00%, 4/1/42	56,998	50,129
3.50%, 6/1/42	4,538	4,337
5.00%, 11/1/42	16,313	16,591
3.00%, 5/1/43	25,020	23,175
3.00%, 6/1/43	49,741	46,131
4.00%, 6/1/43	2,894	2,853
4.00%, 11/1/43	5,297	5,201
4.00%, 12/1/44	58,587	57,639
3.50%, 6/1/45	48,206	45,949

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
3.50%, 2/1/46	$13,628	$12,869
3.50%, 4/1/46	4,672	4,408
3.00%, 5/1/46	31,194	28,399
3.50%, 5/1/46	10,364	9,779
4.00%, 7/1/46	7,910	7,684
3.00%, 9/1/46	17,720	16,132
4.00%, 10/1/46	8,820	8,568
2.50%, 11/1/46	6,766	5,944
3.00%, 11/1/46	23,880	21,740
4.00%, 2/1/47	6,657	6,467
4.00%, 5/1/47	5,597	5,422
4.00%, 5/1/47	10,341	10,018
4.00%, 8/1/47	5,894	5,709
3.50%, 11/1/47	6,900	6,492
3.00%, 12/1/47	41,276	37,578
3.50%, 1/1/48	7,366	6,930
4.00%, 1/1/48	38,394	37,193
4.00%, 4/1/48	148,194	144,065
4.50%, 5/1/48	11,832	11,779
4.50%, 6/1/48	89,877	89,473
4.50%, 7/1/48	18,206	18,124
4.00%, 9/1/48	51,850	50,405
4.00%, 11/1/48	62,476	60,522
5.00%, 5/1/49	27,858	28,317
3.00%, 9/1/49	81,650	74,123
4.00%, 10/1/49	7,540	7,278
5.00%, 11/1/49	24,321	24,820
4.50%, 3/1/50	47,926	47,711
5.00%, 3/1/50	16,352	16,636
3.50%, 4/1/50	6,152	5,759
3.50%, 5/1/50	93,361	87,820
4.00%, 5/1/50	35,921	34,610
2.50%, 7/1/50	59,769	51,491
3.00%, 7/1/50	95,395	86,173
2.00%, 8/1/50	75,674	62,971
2.50%, 8/1/50	75,431	64,960
2.50%, 8/1/50	119,701	103,122
3.00%, 8/1/50	23,090	21,000
3.50%, 8/1/50	19,969	18,797
2.00%, 9/1/50	82,676	68,824
2.00%, 11/1/50	148,003	121,834
2.00%, 12/1/50	177,474	147,451
2.00%, 12/1/50	336,759	279,063
3.00%, 12/1/50	46,531	41,772
1.50%, 1/1/51	32,463	25,264
1.50%, 2/1/51	29,372	22,902
1.50%, 3/1/51	26,026	20,250
1.50%, 3/1/51	69,296	53,918
2.00%, 3/1/51	214,572	179,175
2.00%, 4/1/51	16,933	14,043
2.50%, 4/1/51	145,113	124,661
2.50%, 5/1/51	218,592	187,726
2.50%, 6/1/51	169,404	146,952
2.00%, 7/1/51	115,482	95,023
2.50%, 8/1/51	190,565	163,471
2.00%, 9/1/51	147,017	120,585
2.50%, 9/1/51	57,177	48,749
2.50%, 9/1/51	111,321	95,459
2.00%, 10/1/51	269,824	221,314
1.50%, 11/1/51	60,353	46,955
2.00%, 12/1/51	220,577	180,732
2.50%, 1/1/52	144,759	125,573
3.00%, 1/1/52	65,504	58,224
2.00%, 2/1/52	67,808	56,317
2.00%, 2/1/52	155,691	127,512
2.50%, 2/1/52	62,479	53,228
2.50%, 3/1/52	164,460	142,048
2.50%, 4/1/52	38,543	33,297
3.00%, 5/1/52	104,374	93,684
2.50%, 6/1/52	82,708	70,800
3.50%, 6/1/52	78,873	73,455
4.00%, 7/1/52	39,744	38,114
4.00%, 8/1/52	38,689	37,046
4.50%, 8/1/52	38,834	38,214
2.50%, 9/1/52	90,526	77,627
2.50%, 9/1/52	123,565	105,775
4.00%, 9/1/52	115,681	110,733
5.00%, 9/1/52	37,248	37,414
4.00%, 11/1/52	60,728	58,196
4.50%, 11/1/52	50,408	49,791
5.50%, 11/1/52	18,588	18,974
4.50%, 12/1/52	21,404	21,062
5.50%, 12/1/52	56,884	57,964
5.00%, 1/1/53	27,909	28,015
5.50%, 1/1/53	21,284	21,683
4.50%, 2/1/53	142,826	140,435
5.50%, 2/1/53	19,664	20,217
5.50%, 2/1/53	38,005	39,037
6.00%, 3/1/53	54,139	55,668
5.50%, 4/1/53	28,180	28,647
4.50%, 7/1/53	30,091	29,571
5.50%, 7/1/53	19,705	20,010
5.00%, 8/1/53	21,290	21,349
5.00%, 8/1/53	41,955	42,003
6.00%, 9/1/53	17,392	17,845
6.00%, 11/1/53	20,064	20,669
6.50%, 11/1/53	14,270	14,759
6.00%, 12/1/53	81,914	84,025
6.50%, 1/1/54	28,852	29,846
5.00%, 4/1/54	88,742	88,629
6.50%, 4/1/54	39,505	40,837
5.50%, 6/1/54	167,478	169,764
5.50%, 7/1/54	30,796	31,526
6.00%, 8/1/54	40,514	41,571
6.50%, 8/1/54	60,533	63,583
5.00%, 9/1/54	22,174	22,210
6.00%, 10/1/54	42,593	44,199
5.50%, 11/1/54	43,783	44,445
5.50%, 11/1/54	46,566	47,722
Total Federal National Mortgage Association		8,226,928
Government National Mortgage Association — 6.1%
2.50%, 7/20/28	11,123	10,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
2.00%, 5/20/36	$24,150	$22,728
5.00%, 2/20/43	13,005	13,358
5.00%, 4/20/44	31,760	32,619
5.00%, 7/20/44	5,455	5,603
5.00%, 8/20/44	5,157	5,297
4.50%, 9/20/44	19,297	19,328
3.50%, 10/20/44	23,422	22,181
3.00%, 1/20/45	8,167	7,536
4.00%, 4/20/45	24,108	23,472
3.00%, 7/20/45	30,302	27,813
3.50%, 12/20/45	10,940	10,282
3.00%, 5/20/46	48,723	44,585
3.00%, 12/20/46	5,270	4,822
4.00%, 1/20/47	10,731	10,406
4.50%, 1/20/47	14,030	14,054
4.00%, 7/20/47	52,653	50,951
3.50%, 9/20/47	62,451	58,688
4.50%, 10/20/47	4,823	4,808
3.50%, 1/20/48	75,134	70,606
4.00%, 1/20/48	21,238	20,551
3.50%, 2/20/48	32,974	30,986
3.50%, 3/20/48	10,750	10,102
3.50%, 4/20/48	19,147	17,994
3.50%, 6/20/48	31,574	29,672
3.50%, 7/20/48	27,280	25,588
4.00%, 9/20/48	16,976	16,417
4.50%, 9/20/48	9,623	9,577
3.50%, 10/20/48	38,568	36,176
4.50%, 1/20/49	9,793	9,745
3.50%, 3/20/49	4,826	4,527
4.00%, 3/20/49	17,394	16,822
4.50%, 3/20/49	4,507	4,486
5.00%, 3/20/49	8,184	8,303
4.00%, 4/20/49	7,249	6,989
4.50%, 4/20/49	25,672	25,548
3.50%, 7/20/49	26,984	25,233
3.50%, 8/20/49	15,942	14,907
3.00%, 9/20/49	43,266	39,243
3.00%, 10/20/49	51,448	46,712
4.00%, 10/20/49	19,805	19,093
2.50%, 11/20/49	30,418	26,568
3.00%, 1/20/50	4,910	4,451
3.50%, 1/20/50	3,468	3,243
4.50%, 1/20/50	6,938	6,904
3.00%, 5/20/50	18,755	16,990
2.50%, 6/20/50	25,122	21,878
3.00%, 6/20/50	34,767	31,491
3.50%, 7/20/50	40,415	37,793
5.00%, 7/20/50	33,506	34,056
2.50%, 8/20/50	51,521	44,210
3.00%, 9/20/50	60,106	54,428
4.00%, 9/20/50	28,371	27,350
2.50%, 10/20/50	22,468	19,561
3.00%, 11/20/50	55,015	49,812
3.50%, 1/20/51	37,944	35,505
2.00%, 3/20/51	214,704	179,160
2.50%, 3/20/51	194,583	169,201
3.00%, 7/20/51	44,301	40,038
2.00%, 8/20/51	33,942	28,319
2.50%, 8/20/51	160,191	139,258
1.50%, 9/20/51	18,056	14,388
2.00%, 9/20/51	292,317	243,889
2.50%, 9/20/51	282,093	245,217
3.00%, 9/20/51	78,540	70,971
2.00%, 11/20/51	241,161	201,199
2.50%, 11/20/51	63,332	55,047
3.50%, 2/20/52	18,041	16,818
2.00%, 3/20/52	76,158	63,517
2.50%, 4/20/52	151,182	131,385
3.00%, 4/20/52	55,547	50,168
3.00%, 5/20/52	120,218	108,577
3.50%, 6/20/52	83,147	77,390
3.00%, 7/20/52	55,179	49,896
4.50%, 7/20/52	249,280	245,830
4.00%, 8/20/52	38,776	37,144
3.50%, 9/20/52	19,492	18,139
4.00%, 9/20/52	117,846	112,886
4.50%, 9/20/52	38,293	37,760
4.00%, 10/20/52	19,759	18,945
5.00%, 12/20/52	57,258	57,554
5.50%, 12/20/52	85,658	87,118
5.00%, 2/20/53	210,389	211,424
4.50%, 4/20/53	20,803	20,471
5.00%, 7/20/53	83,865	84,287
6.00%, 7/20/53	134,708	138,124
4.00%, 11/20/53	21,459	20,564
6.50%, 12/20/53	10,694	11,045
5.50%, 3/20/54	19,727	19,958
6.00%, 4/20/54	16,224	16,546
6.00%, 8/20/54	35,021	35,714
5.00%, 10/20/54	46,785	46,767
2.00%, 11/20/55(b)	25,000	20,848
5.00%, 12/20/55(b)	25,000	24,970
5.50%, 12/20/55(b)	550,000	555,560
6.00%, 12/20/55(b)	225,000	229,309
6.50%, 12/20/55(b)	125,000	128,853
7.00%, 12/20/55(b)	25,000	25,761
5.00%, 1/20/56(b)	25,000	24,944
Total Government National Mortgage Association		5,407,946
Tennessee Valley Authority — 0.2%
3.88%, 3/15/28	60,000	60,439
4.65%, 6/15/35	50,000	51,912
5.25%, 9/15/39	30,000	32,364
4.25%, 9/15/52	34,000	29,577
Total Tennessee Valley Authority		174,292
Uniform Mortgage-Backed Securities — 1.8%
4.50%, 12/1/40(b)	25,000	25,013
5.00%, 12/1/40(b)	50,000	50,630
5.50%, 12/1/40(b)	25,000	25,598
6.00%, 12/1/40(b)	25,000	25,899
5.50%, 1/1/55(b)	50,000	50,609
2.50%, 12/1/55(b)	25,000	21,292

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
5.00%, 12/1/55(b)	$25,000	$24,960
5.50%, 12/1/55(b)	275,000	278,556
6.00%, 12/1/55(b)	650,000	665,671
6.50%, 12/1/55(b)	250,000	258,995
7.00%, 12/1/55(b)	125,000	131,176
5.00%, 1/1/56(b)	25,000	24,942
6.00%, 1/1/56(b)	25,000	25,598
Total Uniform Mortgage-Backed Securities		1,608,939
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $23,153,637)		22,524,457
U.S. GOVERNMENT OBLIGATIONS — 44.9%
U.S. Treasury Bonds — 9.2%
6.25%, 5/15/30	100,000	110,965
4.50%, 2/15/36	20,000	20,919
4.50%, 8/15/39	15,000	15,270
4.38%, 5/15/40	20,000	19,967
3.88%, 8/15/40	30,000	28,240
1.88%, 2/15/41	150,000	106,945
2.25%, 5/15/41	295,000	221,504
4.38%, 5/15/41	35,000	34,694
1.75%, 8/15/41	330,000	227,184
2.00%, 11/15/41	325,000	231,512
3.13%, 11/15/41	40,000	33,712
3.13%, 2/15/42	370,000	310,540
3.00%, 5/15/42	250,000	205,313
3.25%, 5/15/42	210,000	178,631
2.75%, 8/15/42	150,000	118,289
4.00%, 11/15/42	155,000	144,949
3.13%, 2/15/43	70,000	57,810
3.88%, 5/15/43	310,000	284,062
4.38%, 8/15/43	90,000	87,799
4.75%, 11/15/43	80,000	81,656
3.63%, 2/15/44	25,000	21,932
4.50%, 2/15/44	160,000	158,200
3.38%, 5/15/44	50,000	42,191
4.63%, 5/15/44	140,000	140,459
3.13%, 8/15/44	155,000	125,550
4.13%, 8/15/44	90,000	84,438
3.00%, 11/15/44	175,000	138,537
4.63%, 11/15/44	80,000	80,113
2.50%, 2/15/45	125,000	90,674
4.75%, 2/15/45	70,000	71,170
3.00%, 5/15/45	10,000	7,881
5.00%, 5/15/45	100,000	104,938
2.88%, 8/15/45	175,000	134,545
4.88%, 8/15/45	50,000	51,609
4.63%, 11/15/45	60,000	59,993
2.50%, 5/15/46	225,000	160,207
3.00%, 2/15/47	250,000	193,184
2.75%, 8/15/47	50,000	36,695
2.75%, 11/15/47	100,000	73,172
3.00%, 2/15/48	105,000	80,268
3.13%, 5/15/48	40,000	31,213
3.00%, 2/15/49	70,000	53,009
2.25%, 8/15/49	80,000	51,681
2.38%, 11/15/49	165,000	109,222
2.00%, 2/15/50	295,000	178,567
1.25%, 5/15/50	150,000	74,484
1.38%, 8/15/50	345,000	175,842
1.63%, 11/15/50	230,000	125,027
1.88%, 2/15/51	210,000	121,455
2.38%, 5/15/51	355,000	231,221
2.00%, 8/15/51	100,000	59,320
1.88%, 11/15/51	360,000	206,128
2.25%, 2/15/52	150,000	94,137
2.88%, 5/15/52	150,000	108,258
3.63%, 2/15/53	260,000	217,161
3.63%, 5/15/53	95,000	79,258
4.13%, 8/15/53	100,000	91,281
4.25%, 2/15/54	235,000	219,119
4.63%, 5/15/54	235,000	233,238
4.25%, 8/15/54	345,000	321,659
4.50%, 11/15/54	245,000	238,224
4.63%, 2/15/55	255,000	253,147
4.75%, 5/15/55	230,000	233,037
4.75%, 8/15/55	220,000	222,991
4.63%, 11/15/55	70,000	69,557
Total U.S. Treasury Bonds		8,173,953
U.S. Treasury Notes — 35.7%
4.63%, 11/15/26	5,000	5,046
4.38%, 12/15/26	350,000	352,646
1.25%, 12/31/26	135,000	131,630
1.50%, 1/31/27	400,000	390,461
4.13%, 1/31/27	340,000	342,012
2.25%, 2/15/27	345,000	339,616
4.13%, 2/15/27	100,000	100,633
1.13%, 2/28/27	35,000	33,962
1.88%, 2/28/27	350,000	342,795
4.13%, 2/28/27	310,000	311,986
4.25%, 3/15/27	75,000	75,628
3.88%, 3/31/27	320,000	321,212
4.50%, 4/15/27	150,000	151,857
2.75%, 4/30/27	220,000	217,564
2.38%, 5/15/27	135,000	132,775
4.50%, 5/15/27	235,000	238,139
3.88%, 5/31/27	225,000	226,050
0.50%, 6/30/27	200,000	190,766
3.75%, 6/30/27	240,000	240,769
4.38%, 7/15/27	350,000	354,601
2.75%, 7/31/27	30,000	29,621
3.88%, 7/31/27	230,000	231,244
2.25%, 8/15/27	300,000	293,707
3.75%, 8/15/27	170,000	170,624
3.63%, 8/31/27	220,000	220,374
3.38%, 9/15/27	100,000	99,754
0.38%, 9/30/27	200,000	188,969
3.50%, 9/30/27	220,000	219,940
3.50%, 10/31/27	200,000	199,961
2.25%, 11/15/27	220,000	214,822
0.63%, 11/30/27	40,000	37,800
3.38%, 11/30/27	200,000	199,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
4.00%, 12/15/27	$190,000	$191,885
0.63%, 12/31/27	530,000	499,732
4.25%, 1/15/28	285,000	289,353
0.75%, 1/31/28	450,000	424,529
3.50%, 1/31/28	550,000	550,086
2.75%, 2/15/28	500,000	492,266
4.25%, 2/15/28	60,000	60,959
1.13%, 2/29/28	555,000	526,946
3.88%, 3/15/28	210,000	211,829
3.63%, 3/31/28	150,000	150,486
2.88%, 5/15/28	460,000	453,423
3.75%, 5/15/28	220,000	221,384
1.25%, 5/31/28	225,000	213,064
3.63%, 5/31/28	240,000	240,816
3.88%, 6/15/28	200,000	201,930
1.25%, 6/30/28	95,000	89,797
3.88%, 7/15/28	190,000	191,841
2.88%, 8/15/28	300,000	295,312
3.63%, 8/15/28	185,000	185,672
4.38%, 8/31/28	130,000	132,986
3.38%, 9/15/28	180,000	179,473
1.25%, 9/30/28	145,000	136,328
3.50%, 10/15/28	160,000	160,044
1.38%, 10/31/28	295,000	277,830
3.50%, 11/15/28	170,000	170,060
3.75%, 12/31/28	230,000	231,734
1.75%, 1/31/29	300,000	284,309
4.00%, 1/31/29	215,000	218,133
4.25%, 2/28/29	195,000	199,387
2.38%, 3/31/29	300,000	289,313
4.13%, 3/31/29	115,000	117,192
2.88%, 4/30/29	100,000	97,941
4.63%, 4/30/29	170,000	176,016
2.38%, 5/15/29	315,000	303,384
2.75%, 5/31/29	460,000	448,428
4.50%, 5/31/29	210,000	216,718
3.25%, 6/30/29	455,000	450,717
4.25%, 6/30/29	405,000	414,809
4.00%, 7/31/29	45,000	45,712
3.63%, 8/31/29	190,000	190,549
3.50%, 9/30/29(a)	150,000	149,766
4.00%, 10/31/29	240,000	243,928
4.13%, 10/31/29	320,000	326,662
1.75%, 11/15/29	285,000	266,631
4.13%, 11/30/29	275,000	280,812
3.50%, 1/31/30	175,000	174,583
4.25%, 1/31/30	320,000	328,437
1.50%, 2/15/30	265,000	243,935
4.00%, 2/28/30	325,000	330,510
3.63%, 3/31/30	325,000	325,686
4.00%, 3/31/30	300,000	305,121
3.50%, 4/30/30	100,000	99,688
3.88%, 4/30/30	155,000	156,913
3.75%, 5/31/30	150,000	151,043
4.00%, 5/31/30	420,000	427,350
3.75%, 6/30/30	100,000	100,699
3.88%, 6/30/30	240,000	242,925
3.88%, 7/31/30	140,000	141,717
4.00%, 7/31/30	6,000	6,105
0.63%, 8/15/30	305,000	266,124
3.63%, 8/31/30	110,000	110,146
4.63%, 9/30/30	130,000	135,850
3.63%, 10/31/30	240,000	240,272
0.88%, 11/15/30	185,000	162,316
3.50%, 11/30/30	200,000	199,117
4.38%, 11/30/30	370,000	382,791
4.00%, 1/31/31	50,000	50,875
1.13%, 2/15/31	215,000	190,115
4.13%, 3/31/31	265,000	271,221
4.63%, 4/30/31	410,000	429,667
1.63%, 5/15/31	170,000	153,133
4.63%, 5/31/31	250,000	262,012
4.25%, 6/30/31	130,000	133,849
4.13%, 7/31/31	550,000	562,783
1.25%, 8/15/31	310,000	271,553
3.75%, 8/31/31	400,000	401,531
3.63%, 9/30/31	320,000	319,037
1.38%, 11/15/31	300,000	262,957
4.13%, 11/30/31	30,000	30,684
1.88%, 2/15/32	70,000	62,869
4.13%, 2/29/32	125,000	127,778
4.13%, 3/31/32	80,000	81,769
2.88%, 5/15/32	285,000	270,884
4.13%, 5/31/32	160,000	163,494
4.00%, 6/30/32	100,000	101,445
4.00%, 7/31/32	150,000	152,098
2.75%, 8/15/32	270,000	253,800
3.88%, 8/31/32	140,000	140,886
3.88%, 9/30/32	140,000	140,842
3.75%, 10/31/32	120,000	119,766
4.13%, 11/15/32	125,000	127,627
3.75%, 11/30/32	130,000	129,726
3.38%, 5/15/33	255,000	247,649
3.88%, 8/15/33	575,000	576,393
4.50%, 11/15/33	290,000	302,778
4.00%, 2/15/34	385,000	388,248
4.38%, 5/15/34	180,000	186,216
3.88%, 8/15/34	405,000	403,545
4.25%, 11/15/34	425,000	434,762
4.63%, 2/15/35(a)	540,000	567,548
4.25%, 5/15/35	145,000	148,070
4.25%, 8/15/35	435,000	443,734
4.00%, 11/15/35	120,000	119,859
Total U.S. Treasury Notes		31,669,218
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $39,655,319)		39,843,171
CORPORATE BONDS — 24.4%
Australia — 0.3%
BHP Billiton Finance USA Ltd.
5.25%, 9/8/33	10,000	10,451
5.00%, 9/30/43	23,000	22,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Rio Tinto Finance USA PLC
5.88%, 3/14/65	$30,000	$31,416
Westpac Banking Corp.
3.35%, 3/8/27(a)	96,000	95,509
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	50,000	45,313
4.42%, 7/24/39	30,000	28,180
Woodside Finance Ltd.
5.10%, 9/12/34	25,000	24,914
5.70%, 9/12/54	25,000	24,020
Total Australia		281,953
Belgium — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/1/46	83,000	78,198
Brazil — 0.1%
Suzano Austria GmbH
3.75%, 1/15/31	41,000	38,624
Vale Overseas Ltd.
6.13%, 6/12/33	20,000	21,472
Total Brazil		60,096
Canada — 0.6%
Bank of Nova Scotia
2.95%, 3/11/27	30,000	29,651
4.04%, 9/15/28, (4.043% fixed rate until 9/15/27; Secured Overnight Financing Rate + 0.76% thereafter)(c)	50,000	49,962
2.15%, 8/1/31	50,000	44,673
Barrick North America Finance LLC
5.70%, 5/30/41	10,000	10,301
Brookfield Finance, Inc.
4.85%, 3/29/29	25,000	25,459
4.70%, 9/20/47	3,000	2,605
Canadian Imperial Bank of Commerce
4.24%, 9/8/28, (4.243% fixed rate until 9/8/27; Secured Overnight Financing Index + 0.60% thereafter)(c)	25,000	25,069
3.60%, 4/7/32	25,000	23,917
Canadian National Railway Co.
3.85%, 8/5/32	25,000	24,294
Canadian Natural Resources Ltd.
3.85%, 6/1/27	18,000	17,936
Cenovus Energy, Inc.
6.75%, 11/15/39	5,000	5,581
Enbridge, Inc.
5.63%, 4/5/34	25,000	26,268
6.70%, 11/15/53	10,000	11,180
Kinross Gold Corp.
4.50%, 7/15/27	15,000	15,091
Nutrien Ltd.
2.95%, 5/13/30	40,000	37,921
5.63%, 12/1/40	5,000	5,099
Royal Bank of Canada
4.65%, 10/18/30, (4.65% fixed rate until 10/18/29; Secured Overnight Financing Index + 1.08% thereafter)(c)	50,000	50,785
3.88%, 5/4/32	25,000	24,403
Suncor Energy, Inc.
3.75%, 3/4/51	30,000	21,677
Toronto-Dominion Bank
5.52%, 7/17/28	10,000	10,377
4.78%, 12/17/29(a)	50,000	51,278
4.46%, 6/8/32	20,000	20,076
TransCanada PipeLines Ltd.
4.25%, 5/15/28	41,000	41,123
Total Canada		574,726
France — 0.0%
TotalEnergies Capital International SA
3.46%, 7/12/49	20,000	14,593
Germany — 0.3%
Deutsche Bank AG
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(c)	50,000	47,678
Kreditanstalt fuer Wiederaufbau
4.63%, 3/18/30	50,000	52,013
3.75%, 7/15/30	50,000	50,278
4.75%, 10/29/30	80,000	83,951
Total Germany		233,920
Ireland — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.95%, 3/10/55, (6.95% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.72% thereafter)(c)	80,000	84,010
Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc.
4.15%, 3/7/39	30,000	28,327
Mizuho Financial Group, Inc.
2.17%, 5/22/32, (2.172% fixed rate until 5/22/31; 1-year Constant Maturity Treasury Rate + 0.87% thereafter)(c)	53,000	47,189
ORIX Corp.
5.40%, 2/25/35	10,000	10,404
Sumitomo Mitsui Financial Group, Inc.
3.45%, 1/11/27	25,000	24,865
3.35%, 10/18/27(a)	16,000	15,833
Takeda Pharmaceutical Co. Ltd.
3.03%, 7/9/40	25,000	19,396
Total Japan		146,014
Luxembourg — 0.0%
ArcelorMittal SA
6.00%, 6/17/34(a)	30,000	32,420
Mexico — 0.1%
America Movil SAB de CV
6.13%, 11/15/37	40,000	43,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Southern Copper Corp.
6.75%, 4/16/40	$5,000	$5,680
Total Mexico		49,276
Netherlands — 0.1%
Cooperatieve Rabobank UA
4.80%, 1/9/29(a)	100,000	102,663
Norway — 0.0%
Equinor ASA
3.63%, 9/10/28	24,000	23,911
Spain — 0.2%
Banco Santander SA
5.29%, 8/18/27	150,000	152,781
Telefonica Emisiones SA
4.90%, 3/6/48	40,000	34,072
Total Spain		186,853
United Kingdom — 0.5%
Astrazeneca Finance LLC
2.25%, 5/28/31	100,000	91,323
AstraZeneca PLC
4.00%, 1/17/29	25,000	25,090
Barclays PLC
3.33%, 11/24/42, (3.33% fixed rate until 11/24/41; 1-year Constant Maturity Treasury Rate + 1.30% thereafter)(c)	75,000	58,689
British Telecommunications PLC
9.63%, 12/15/30	36,000	44,340
HSBC Holdings PLC
6.55%, 6/20/34, (6.547% fixed rate until 6/20/33; Secured Overnight Financing Rate + 2.98% thereafter)(c)	60,000	65,284
6.10%, 1/14/42(a)	40,000	43,810
Smith & Nephew PLC
5.15%, 3/20/27	25,000	25,289
Unilever Capital Corp.
2.63%, 8/12/51, Series 30Y	50,000	31,541
Vodafone Group PLC
5.63%, 2/10/53	35,000	34,056
Total United Kingdom		419,422
United States — 21.8%
3M Co.
2.88%, 10/15/27	19,000	18,663
3.63%, 10/15/47	23,000	17,654
AbbVie, Inc.
4.65%, 3/15/28	25,000	25,419
4.88%, 3/15/30	25,000	25,839
5.05%, 3/15/34	75,000	77,826
4.75%, 3/15/45	2,000	1,856
5.60%, 3/15/55	25,000	25,654
AEP Texas, Inc.
5.70%, 5/15/34(a)	60,000	62,947
AES Corp.
5.45%, 6/1/28(a)	35,000	35,800
Air Lease Corp.
4.63%, 10/1/28	46,000	46,263
Air Products & Chemicals, Inc.
4.60%, 2/8/29(a)	50,000	51,015
Alabama Power Co.
4.30%, 7/15/48, Series A	37,000	31,590
Allstate Corp.
4.20%, 12/15/46	25,000	20,982
Ally Financial, Inc.
8.00%, 11/1/31	13,000	14,807
Alphabet, Inc.
4.70%, 11/15/35	40,000	40,670
1.90%, 8/15/40	45,000	31,224
5.70%, 11/15/75	25,000	25,715
Altria Group, Inc.
4.80%, 2/14/29	25,000	25,437
3.40%, 5/6/30	50,000	48,246
2.45%, 2/4/32	20,000	17,725
3.70%, 2/4/51	40,000	28,819
Amazon.com, Inc.
1.20%, 6/3/27	25,000	24,103
3.60%, 4/13/32	77,000	74,987
3.88%, 8/22/37	20,000	18,602
2.70%, 6/3/60	55,000	32,100
American Express Co.
5.02%, 4/25/31, (5.016% fixed rate until 4/25/30; Secured Overnight Financing Rate + 1.44% thereafter)(c)	50,000	51,662
4.99%, 5/26/33, (4.989% fixed rate until 5/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(a)(c)	71,000	72,685
5.92%, 4/25/35, (5.915% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(c)	50,000	53,659
American Homes 4 Rent LP
5.25%, 3/15/35(a)	25,000	25,510
American Honda Finance Corp.
4.90%, 3/12/27	50,000	50,534
American International Group, Inc.
4.75%, 4/1/48	28,000	25,204
American Tower Corp.
3.80%, 8/15/29	25,000	24,633
3.10%, 6/15/50(a)	10,000	6,727
American University
3.67%, 4/1/49, Series 2019	25,000	19,453
American Water Capital Corp.
3.75%, 9/1/47	40,000	31,301
Amgen, Inc.
4.40%, 2/22/62	80,000	64,170
Aon Corp./Aon Global Holdings PLC
5.00%, 9/12/32	50,000	51,497
Apple, Inc.
3.45%, 2/9/45	35,000	27,923
4.65%, 2/23/46	35,000	32,897
2.65%, 2/8/51	74,000	47,353
Aptiv Swiss Holdings Ltd.
5.40%, 3/15/49	25,000	23,221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Arizona Public Service Co.
5.90%, 8/15/55	$40,000	$41,251
Arrow Electronics, Inc.
2.95%, 2/15/32	25,000	22,463
Assurant, Inc.
5.55%, 2/15/36	25,000	25,484
AT&T, Inc.
2.30%, 6/1/27	35,000	34,122
2.55%, 12/1/33	50,000	42,925
6.38%, 3/1/41	25,000	27,259
5.15%, 2/15/50	110,000	101,183
3.80%, 12/1/57	25,000	17,782
Athene Holding Ltd.
6.63%, 10/15/54, (6.625% fixed rate until 10/15/34; 5-year Constant Maturity Treasury Rate + 2.607% thereafter)(c)	35,000	34,239
AutoZone, Inc.
4.00%, 4/15/30	75,000	74,432
AvalonBay Communities, Inc.
1.90%, 12/1/28	40,000	37,725
Avangrid, Inc.
3.80%, 6/1/29	25,000	24,699
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	48,000	47,466
Bank of America Corp.
3.25%, 10/21/27	100,000	98,970
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(c)	50,000	49,754
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(c)	66,000	59,193
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(c)	100,000	102,904
5.87%, 9/15/34, (5.872% fixed rate until 9/15/33; Secured Overnight Financing Rate + 1.84% thereafter)(c)	30,000	32,357
7.75%, 5/14/38	30,000	36,897
4.75%, 4/21/45, Series L	60,000	54,815
Baxter International, Inc.
2.27%, 12/1/28	40,000	37,666
4.45%, 2/15/29	20,000	20,100
Becton Dickinson & Co.
2.82%, 5/20/30	37,000	34,926
4.69%, 12/15/44	22,000	19,747
Berkshire Hathaway Energy Co.
3.80%, 7/15/48	36,000	27,700
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50	50,000	33,062
Biogen, Inc.
3.15%, 5/1/50	40,000	26,534
Blue Owl Capital Corp.
3.13%, 4/13/27	90,000	87,796
Boardwalk Pipelines LP
4.45%, 7/15/27	18,000	18,060
5.38%, 2/15/36	25,000	25,178
Boeing Co.
3.25%, 2/1/35	40,000	35,069
5.71%, 5/1/40	35,000	36,009
3.95%, 8/1/59	20,000	14,447
BorgWarner, Inc.
4.95%, 8/15/29	25,000	25,599
BP Capital Markets America, Inc.
4.81%, 2/13/33	75,000	76,410
4.89%, 9/11/33	15,000	15,368
Bristol-Myers Squibb Co.
2.55%, 11/13/50	25,000	15,215
3.90%, 3/15/62	25,000	18,551
Broadcom, Inc.
4.60%, 7/15/30	50,000	50,992
4.15%, 11/15/30	100,000	100,070
4.80%, 2/15/36	55,000	55,158
3.75%, 2/15/51(a)	50,000	38,856
Burlington Northern Santa Fe LLC
6.15%, 5/1/37	10,000	11,234
3.90%, 8/1/46	5,000	4,082
5.20%, 4/15/54	25,000	24,104
Cadence Design Systems, Inc.
4.70%, 9/10/34	25,000	25,156
Camden Property Trust
2.80%, 5/15/30	20,000	18,919
Campbell's Company/The
4.15%, 3/15/28	20,000	20,047
Capital One Financial Corp.
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(c)	15,000	15,754
Cardinal Health, Inc.
4.90%, 9/15/45	10,000	9,146
Carlisle Cos., Inc.
2.75%, 3/1/30(a)	25,000	23,622
Carrier Global Corp.
5.90%, 3/15/34	43,000	46,471
Caterpillar Financial Services Corp.
4.10%, 8/15/28, Series K(a)	25,000	25,184
Caterpillar, Inc.
3.25%, 9/19/49	34,000	24,776
4.75%, 5/15/64	25,000	22,569
Catholic Health Services of Long Island Obligated Group
3.37%, 7/1/50, Series 2020	25,000	17,618
Cboe Global Markets, Inc.
3.00%, 3/16/32	30,000	27,832
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	25,000	24,199
3.25%, 2/15/29	25,000	24,035
Cencora, Inc.
3.45%, 12/15/27	25,000	24,731
5.15%, 2/15/35	40,000	41,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
CenterPoint Energy Houston Electric LLC
2.35%, 4/1/31, Series AE(a)	$10,000	$9,082
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 6/1/29	50,000	52,197
6.83%, 10/23/55	43,000	42,287
3.85%, 4/1/61(a)	89,000	54,549
Cheniere Energy Partners LP
5.95%, 6/30/33	30,000	31,901
Chevron USA, Inc.
3.25%, 10/15/29	26,000	25,440
Chubb INA Holdings LLC
4.90%, 8/15/35	25,000	25,313
4.15%, 3/13/43	40,000	35,088
Cigna Group
5.60%, 2/15/54(a)	25,000	24,711
Cisco Systems, Inc.
4.85%, 2/26/29	140,000	143,982
Citigroup, Inc.
4.45%, 9/29/27	58,000	58,292
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(c)	50,000	51,466
4.54%, 9/19/30, (4.542% fixed rate until 9/19/29; Secured Overnight Financing Rate + 1.338% thereafter)(c)	40,000	40,408
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	20,000	20,057
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(c)	50,000	46,027
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.430% thereafter)(c)	40,000	35,730
5.41%, 9/19/39, (5.411% fixed rate until 9/19/34; 5-year Constant Maturity Treasury Rate + 1.73% thereafter)(c)	75,000	75,813
4.65%, 7/23/48	50,000	44,988
Citizens Financial Group, Inc.
3.25%, 4/30/30	50,000	47,686
CME Group, Inc.
2.65%, 3/15/32	35,000	32,065
4.15%, 6/15/48	10,000	8,563
CMS Energy Corp.
6.50%, 6/1/55, (6.50% fixed rate until 6/1/35; 5-year Constant Maturity Treasury Rate + 1.961% thereafter)(a)(c)	25,000	25,857
CNA Financial Corp.
5.20%, 8/15/35	25,000	25,293
Coca-Cola Co.
5.00%, 5/13/34	25,000	26,268
4.65%, 8/14/34	25,000	25,724
2.60%, 6/1/50	25,000	15,898
Comcast Corp.
5.30%, 5/15/35	25,000	25,795
6.45%, 3/15/37	27,000	30,085
5.35%, 5/15/53(a)	15,000	13,865
5.65%, 6/1/54	25,000	24,049
2.94%, 11/1/56	41,000	23,890
Conagra Brands, Inc.
1.38%, 11/1/27	25,000	23,711
ConocoPhillips Co.
6.50%, 2/1/39	9,000	10,244
5.30%, 5/15/53	20,000	19,033
5.70%, 9/15/63	20,000	19,861
Constellation Brands, Inc.
3.15%, 8/1/29	50,000	48,241
5.25%, 11/15/48	19,000	17,847
Corebridge Financial, Inc.
6.05%, 9/15/33	25,000	26,645
4.40%, 4/5/52(a)	25,000	20,445
Corning, Inc.
5.85%, 11/15/68	18,000	17,939
Costco Wholesale Corp.
1.38%, 6/20/27	50,000	48,355
CRH America Finance, Inc.
4.40%, 2/9/31	25,000	25,063
5.00%, 2/9/36	25,000	25,271
Crown Castle, Inc.
2.10%, 4/1/31	25,000	22,060
5.20%, 9/1/34(a)	20,000	20,300
3.25%, 1/15/51(a)	15,000	10,082
CSX Corp.
2.40%, 2/15/30(a)	20,000	18,799
4.30%, 3/1/48	20,000	17,042
3.35%, 9/15/49	25,000	18,028
Cummins, Inc.
5.45%, 2/20/54	20,000	20,027
CVS Health Corp.
3.25%, 8/15/29	25,000	24,160
5.70%, 6/1/34	50,000	52,681
5.63%, 2/21/53	30,000	28,667
Darden Restaurants, Inc.
3.85%, 5/1/27	53,000	52,823
Deere & Co.
5.45%, 1/16/35(a)	50,000	53,206
Dell International LLC/EMC Corp.
3.38%, 12/15/41	10,000	7,717
3.45%, 12/15/51(a)	4,000	2,796
Devon Energy Corp.
5.60%, 7/15/41(a)	15,000	14,610
DH Europe Finance II SARL
3.25%, 11/15/39	25,000	20,782
Diamondback Energy, Inc.
5.40%, 4/18/34	50,000	51,440
Digital Realty Trust LP
3.60%, 7/1/29	17,000	16,684
Dignity Health
5.27%, 11/1/64	25,000	23,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Dollar General Corp.
3.50%, 4/3/30	$25,000	$24,186
5.45%, 7/5/33	10,000	10,394
Dollar Tree, Inc.
4.20%, 5/15/28(a)	50,000	49,977
Dow Chemical Co.
5.25%, 11/15/41	50,000	45,890
DTE Electric Co.
1.90%, 4/1/28, Series A	60,000	57,435
DTE Energy Co.
5.20%, 4/1/30	25,000	25,873
Duke Energy Carolinas LLC
3.70%, 12/1/47	43,000	33,344
Duke Energy Corp.
3.95%, 8/15/47	35,000	27,556
Duke Energy Progress LLC
4.10%, 5/15/42	25,000	21,672
5.35%, 3/15/53	25,000	24,485
Eaton Corp.
4.70%, 8/23/52	25,000	22,810
eBay, Inc.
5.13%, 11/6/35	25,000	25,132
4.00%, 7/15/42	15,000	12,520
Ecolab, Inc.
3.25%, 12/1/27	25,000	24,748
2.13%, 8/15/50	13,000	7,316
Edison International
5.25%, 3/15/32	40,000	40,089
Eli Lilly & Co.
5.50%, 3/15/27(a)	25,000	25,577
4.55%, 2/12/28	25,000	25,456
4.00%, 10/15/28(a)	25,000	25,173
5.20%, 8/14/64	20,000	19,335
Emerson Electric Co.
1.80%, 10/15/27(a)	28,000	27,029
Energy Transfer LP
4.20%, 4/15/27	20,000	20,004
5.60%, 9/1/34	82,000	85,022
6.25%, 4/15/49	30,000	30,227
Entergy Louisiana LLC
4.20%, 4/1/50	40,000	32,543
Enterprise Products Operating LLC
6.88%, 3/1/33, Series D	44,000	50,212
4.25%, 2/15/48	24,000	20,111
4.20%, 1/31/50	35,000	28,735
EPR Properties
4.75%, 12/15/26	50,000	50,124
Equifax, Inc.
5.10%, 12/15/27	50,000	50,899
4.80%, 9/15/29	25,000	25,414
Equinix, Inc.
2.95%, 9/15/51	46,000	29,635
Equitable Holdings, Inc.
4.35%, 4/20/28	20,000	20,092
Essential Utilities, Inc.
5.38%, 1/15/34	20,000	20,783
Essex Portfolio LP
2.65%, 9/1/50	30,000	18,478
Estee Lauder Cos., Inc.
1.95%, 3/15/31	40,000	35,713
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	50,000	32,182
Evergy, Inc.
6.65%, 6/1/55, (6.65% fixed rate until 6/1/30; 5-year Constant Maturity Treasury Rate + 2.558% thereafter)(c)	25,000	25,548
Eversource Energy
5.95%, 2/1/29	40,000	41,885
Exelon Corp.
5.13%, 3/15/31	25,000	25,897
4.45%, 4/15/46	30,000	25,676
Exxon Mobil Corp.
4.33%, 3/19/50	43,000	36,906
FedEx Corp.
4.40%, 1/15/47	33,000	27,241
Fifth Third Bancorp
5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(c)	50,000	52,621
Fiserv, Inc.
5.15%, 8/12/34	25,000	24,905
Florida Power & Light Co.
5.15%, 6/15/29	30,000	31,208
3.15%, 10/1/49	35,000	24,508
5.80%, 3/15/65	25,000	26,214
Ford Motor Co.
3.25%, 2/12/32	50,000	43,995
Ford Motor Credit Co. LLC
5.92%, 3/20/28	55,000	56,243
Fortune Brands Innovations, Inc.
3.25%, 9/15/29	15,000	14,456
Fox Corp.
6.50%, 10/13/33	40,000	44,376
GATX Corp.
6.05%, 6/5/54	25,000	25,726
GE HealthCare Technologies, Inc.
4.80%, 8/14/29	25,000	25,588
General Dynamics Corp.
3.75%, 5/15/28	23,000	23,043
General Mills, Inc.
4.88%, 1/30/30	25,000	25,650
5.25%, 1/30/35(a)	25,000	25,715
General Motors Co.
4.20%, 10/1/27	71,000	71,071
6.60%, 4/1/36	38,000	41,599
6.25%, 10/2/43	25,000	25,689
General Motors Financial Co., Inc.
5.75%, 2/8/31	25,000	26,344
Georgia Power Co.
4.55%, 3/15/30	25,000	25,485
Gilead Sciences, Inc.
5.25%, 10/15/33	10,000	10,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
5.10%, 6/15/35	$95,000	$98,408
Global Payments, Inc.
4.50%, 11/15/28	25,000	25,095
5.40%, 8/15/32	25,000	25,459
GLP Capital LP/GLP Financing II, Inc.
5.75%, 6/1/28	23,000	23,645
4.00%, 1/15/30	30,000	29,104
Goldman Sachs Group, Inc.
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(c)	90,000	90,213
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(c)	175,000	186,146
4.75%, 10/21/45	40,000	36,841
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(c)	50,000	51,002
Hanover Insurance Group, Inc.
5.50%, 9/1/35	25,000	25,557
HCA, Inc.
5.63%, 9/1/28(a)	43,000	44,415
5.25%, 3/1/30	25,000	25,903
3.63%, 3/15/32	15,000	14,232
5.50%, 6/1/33	10,000	10,494
5.45%, 9/15/34	20,000	20,784
6.20%, 3/1/55	20,000	20,872
Healthcare Realty Holdings LP
2.00%, 3/15/31	20,000	17,568
Helmerich & Payne, Inc.
4.85%, 12/1/29(a)	40,000	40,203
Hess Corp.
7.13%, 3/15/33	50,000	58,436
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	23,000	24,912
Home Depot, Inc.
4.40%, 3/15/45	75,000	66,521
5.30%, 6/25/54	25,000	24,470
Honeywell International, Inc.
3.81%, 11/21/47	35,000	28,084
Hormel Foods Corp.
1.80%, 6/11/30	20,000	18,119
Host Hotels & Resorts LP
5.50%, 4/15/35(a)	25,000	25,449
Hubbell, Inc.
3.15%, 8/15/27	48,000	47,324
Humana, Inc.
5.75%, 3/1/28	100,000	103,390
4.80%, 3/15/47	18,000	15,495
Huntington Bancshares, Inc.
5.27%, 1/15/31, (5.272% fixed rate until 1/15/30; Secured Overnight Financing Rate + 1.276% thereafter)(c)	25,000	25,826
6.14%, 11/18/39, (6.141% fixed rate until 11/18/34; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(c)	35,000	36,491
Huntington Ingalls Industries, Inc.
2.04%, 8/16/28	25,000	23,642
4.20%, 5/1/30	3,000	2,973
Hyatt Hotels Corp.
5.38%, 12/15/31	20,000	20,612
Illinois Tool Works, Inc.
3.90%, 9/1/42	10,000	8,576
Ingersoll Rand, Inc.
5.70%, 8/14/33	10,000	10,684
Intel Corp.
5.15%, 2/21/34(a)	30,000	30,554
3.25%, 11/15/49	80,000	52,683
Intercontinental Exchange, Inc.
3.10%, 9/15/27	5,000	4,936
4.60%, 3/15/33(a)	50,000	50,724
3.00%, 6/15/50	40,000	26,851
International Business Machines Corp.
4.00%, 6/20/42	30,000	25,695
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	4,000	3,582
International Paper Co.
4.80%, 6/15/44	4,000	3,606
4.35%, 8/15/48	19,000	15,662
Intuit, Inc.
1.35%, 7/15/27	25,000	24,058
Jacobs Engineering Group, Inc.
6.35%, 8/18/28	34,000	35,893
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6.75%, 3/15/34	80,000	88,924
Jefferies Financial Group, Inc.
6.45%, 6/8/27	25,000	25,765
Jersey Central Power & Light Co.
5.10%, 1/15/35	40,000	40,708
JetBlue Pass-Through Trust
4.00%, 11/15/32, Series 2020-1, Class A	33,641	31,914
JM Smucker Co.
4.25%, 3/15/35	40,000	38,008
John Deere Capital Corp.
2.45%, 1/9/30	35,000	33,121
Johnson & Johnson
2.95%, 3/3/27	21,000	20,818
2.10%, 9/1/40	50,000	35,803
5.25%, 6/1/54(a)	15,000	15,361
Johnson Controls International PLC
6.00%, 1/15/36	13,000	14,287
JPMorgan Chase & Co.
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)(c)	75,000	75,325
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(c)	13,000	12,916
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(c)	48,000	47,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(c)	$20,000	$20,070
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(c)	20,000	20,626
6.09%, 10/23/29, (6.087% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.57% thereafter)(c)	20,000	21,118
4.26%, 10/22/31, (4.255% fixed rate until 10/22/30; Secured Overnight Financing Rate + 0.93% thereafter)(c)	100,000	100,149
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(a)(c)	175,000	160,842
4.95%, 10/22/35, (4.946% fixed rate until 10/22/34; Secured Overnight Financing Rate + 1.34% thereafter)(a)(c)	75,000	76,464
5.58%, 7/23/36, (5.576% fixed rate until 7/23/35; Secured Overnight Financing Rate + 1.635% thereafter)(c)	25,000	26,175
4.81%, 10/22/36, (4.81% fixed rate until 10/22/35; Secured Overnight Financing Rate + 1.19% thereafter)(c)	25,000	25,160
Juniper Networks, Inc.
2.00%, 12/10/30	10,000	8,850
Kaiser Foundation Hospitals
3.00%, 6/1/51, Series 2021	10,000	6,731
Kenvue, Inc.
5.00%, 3/22/30(a)	10,000	10,308
Keurig Dr. Pepper, Inc.
4.42%, 12/15/46	23,000	19,116
Keysight Technologies, Inc.
4.60%, 4/6/27	25,000	25,110
Kimberly-Clark Corp.
3.90%, 5/4/47	15,000	12,126
Kimco Realty OP LLC
3.80%, 4/1/27	85,000	84,858
KLA Corp.
3.30%, 3/1/50	20,000	14,290
Kraft Heinz Foods Co.
5.20%, 7/15/45	30,000	27,954
Kroger Co.
5.00%, 9/15/34	25,000	25,400
5.15%, 8/1/43	40,000	38,174
L3Harris Technologies, Inc.
5.35%, 6/1/34	25,000	26,050
Legg Mason, Inc.
5.63%, 1/15/44	5,000	5,042
Leidos, Inc.
5.40%, 3/15/32	15,000	15,682
Leland Stanford Junior University
1.29%, 6/1/27	25,000	24,136
Lincoln National Corp.
5.85%, 3/15/34(a)	35,000	36,851
Lockheed Martin Corp.
4.70%, 12/15/31	30,000	30,858
4.80%, 8/15/34	25,000	25,476
6.15%, 9/1/36, Series B	49,000	54,995
Lowe's Cos., Inc.
4.00%, 10/15/28	50,000	50,017
4.05%, 5/3/47	15,000	12,072
3.50%, 4/1/51	75,000	53,378
LPL Holdings, Inc.
5.70%, 5/20/27	100,000	101,923
LYB International Finance BV
5.25%, 7/15/43	25,000	22,049
Marathon Petroleum Corp.
5.00%, 9/15/54	3,000	2,561
Markel Group, Inc.
3.35%, 9/17/29	50,000	48,312
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	75,000	75,890
2.38%, 12/15/31	25,000	22,456
5.15%, 3/15/34	25,000	25,944
5.70%, 9/15/53(a)	10,000	10,245
Mass General Brigham, Inc.
3.19%, 7/1/49, Series 2020	40,000	28,349
Massachusetts Institute of Technology
3.89%, 7/1/16	59,000	42,468
Mastercard, Inc.
4.35%, 1/15/32	50,000	50,519
McCormick & Co., Inc.
4.20%, 8/15/47	10,000	8,296
McDonald's Corp.
4.88%, 12/9/45	30,000	27,930
Medtronic, Inc.
4.38%, 3/15/35	10,000	9,914
Merck & Co., Inc.
3.70%, 2/10/45	25,000	20,317
5.00%, 5/17/53	15,000	14,204
Meta Platforms, Inc.
4.30%, 8/15/29	75,000	76,167
3.85%, 8/15/32	50,000	48,834
4.88%, 11/15/35	40,000	40,466
5.50%, 11/15/45	20,000	20,003
5.75%, 5/15/63	15,000	15,017
5.75%, 11/15/65	20,000	19,899
MetLife, Inc.
4.05%, 3/1/45	40,000	33,440
Micron Technology, Inc.
5.88%, 9/15/33	45,000	48,070
Microsoft Corp.
3.45%, 8/8/36	50,000	46,323
3.95%, 8/8/56	60,000	48,735
Mid-America Apartments LP
3.95%, 3/15/29	25,000	24,917
Molson Coors Beverage Co.
5.00%, 5/1/42	30,000	28,028
Mondelez International, Inc.
2.75%, 4/13/30	50,000	47,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Moody's Corp.
4.88%, 12/17/48	$30,000	$27,222
Morgan Stanley
3.59%, 7/22/28(c)	272,000	269,568
5.45%, 7/20/29, (5.449% fixed rate until 7/20/28; Secured Overnight Financing Rate + 1.63% thereafter)(c)	20,000	20,678
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(c)	15,000	14,623
6.34%, 10/18/33, (6.342% fixed rate until 10/18/32; Secured Overnight Financing Rate + 2.56% thereafter)(c)	50,000	55,268
5.66%, 4/17/36, (5.664% fixed rate until 4/17/35; Secured Overnight Financing Rate + 1.757% thereafter)(c)	50,000	53,121
4.30%, 1/27/45	20,000	17,649
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(c)	20,000	20,260
Motorola Solutions, Inc.
2.30%, 11/15/30	25,000	22,692
MPLX LP
4.00%, 3/15/28	18,000	17,953
6.20%, 9/15/55	25,000	25,300
Nasdaq, Inc.
3.95%, 3/7/52	28,000	21,650
National Rural Utilities Cooperative Finance Corp.
4.15%, 8/25/28, Series D	35,000	35,234
3.90%, 11/1/28	18,000	17,995
4.02%, 11/1/32	18,000	17,636
4.15%, 12/15/32	40,000	39,423
New York & Presbyterian Hospital
2.61%, 8/1/60	25,000	14,225
NextEra Energy Capital Holdings, Inc.
3.50%, 4/1/29	30,000	29,427
NIKE, Inc.
2.85%, 3/27/30(a)	17,000	16,256
NiSource, Inc.
4.38%, 5/15/47	25,000	21,200
3.95%, 3/30/48	18,000	14,395
Nordson Corp.
4.50%, 12/15/29	25,000	25,165
Norfolk Southern Corp.
3.15%, 6/1/27	23,000	22,754
5.55%, 3/15/34	25,000	26,547
3.70%, 3/15/53	25,000	18,556
Northern Trust Corp.
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(c)	25,000	24,618
5.12%, 11/19/40, (5.117% fixed rate until 11/19/35; 5-year Constant Maturity Treasury Rate + 1.05% thereafter)(c)	40,000	40,262
Northrop Grumman Corp.
4.70%, 3/15/33	100,000	101,600
Novartis Capital Corp.
4.20%, 9/18/34	60,000	59,083
NSTAR Electric Co.
4.95%, 9/15/52	25,000	23,042
NVIDIA Corp.
3.50%, 4/1/50(a)	20,000	15,291
Occidental Petroleum Corp.
6.13%, 1/1/31(a)	10,000	10,589
6.45%, 9/15/36	62,000	66,282
6.60%, 3/15/46	10,000	10,438
Oglethorpe Power Corp.
5.95%, 11/1/39	60,000	64,420
Ohio Power Co.
1.63%, 1/15/31, Series Q	78,000	68,383
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	18,000	18,062
4.75%, 1/15/28	23,000	23,203
3.63%, 10/1/29	31,000	29,933
Oncor Electric Delivery Co. LLC
4.55%, 9/15/32	100,000	100,589
ONEOK, Inc.
4.55%, 7/15/28	50,000	50,444
6.05%, 9/1/33	10,000	10,687
4.20%, 10/3/47	38,000	30,003
5.20%, 7/15/48	25,000	22,790
Oracle Corp.
4.90%, 2/6/33	117,000	114,972
4.30%, 7/8/34	50,000	46,367
5.38%, 7/15/40	42,000	39,242
3.65%, 3/25/41	20,000	15,224
4.00%, 7/15/46	20,000	14,658
6.00%, 8/3/55(a)	25,000	23,291
O'Reilly Automotive, Inc.
3.90%, 6/1/29	13,000	12,889
Otis Worldwide Corp.
5.13%, 11/19/31	50,000	52,074
Owens Corning
4.30%, 7/15/47	23,000	18,967
PACCAR Financial Corp.
4.00%, 8/8/28	25,000	25,157
Pacific Gas & Electric Co.
2.50%, 2/1/31	70,000	63,057
PacifiCorp
3.30%, 3/15/51	50,000	32,496
Paramount Global
4.85%, 7/1/42	15,000	12,030
4.95%, 5/19/50	20,000	15,596
Parker-Hannifin Corp.
4.25%, 9/15/27	75,000	75,526
6.25%, 5/15/38, Series A	15,000	16,926
PayPal Holdings, Inc.
2.85%, 10/1/29	55,000	52,709
PECO Energy Co.
5.25%, 9/15/54	50,000	48,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
PepsiCo, Inc.
4.10%, 1/15/29	$20,000	$20,139
3.38%, 7/29/49	50,000	37,046
2.75%, 10/21/51	15,000	9,684
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/28	35,000	35,438
4.65%, 5/19/30	25,000	25,611
4.75%, 5/19/33(a)	40,000	40,804
5.34%, 5/19/63	35,000	33,317
Pfizer, Inc.
7.20%, 3/15/39	39,000	47,279
5.60%, 11/15/55	20,000	20,260
5.70%, 11/15/65	10,000	10,076
PG&E Wildfire Recovery Funding LLC
5.21%, 12/1/47, Series A-4	45,000	44,398
Philip Morris International, Inc.
4.75%, 2/12/27	100,000	100,991
1.75%, 11/1/30	30,000	26,762
4.88%, 11/15/43	32,000	29,984
Phillips 66
5.88%, 5/1/42	47,000	47,805
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	5,000	4,553
Pilgrim's Pride Corp.
6.25%, 7/1/33	30,000	32,263
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	15,000	15,045
PNC Financial Services Group, Inc.
3.45%, 4/23/29	20,000	19,711
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(c)	20,000	20,741
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(c)	20,000	22,760
PPL Electric Utilities Corp.
5.00%, 5/15/33	100,000	103,361
5.55%, 8/15/55	20,000	20,273
Procter & Gamble Co.
2.80%, 3/25/27	25,000	24,728
3.00%, 3/25/30	35,000	33,810
Progressive Corp.
3.00%, 3/15/32	25,000	23,209
3.95%, 3/26/50	12,000	9,675
Prologis LP
5.25%, 5/15/35	50,000	51,944
Providence St. Joseph Health Obligated Group
3.74%, 10/1/47, Series I(a)	28,000	21,627
Prudential Financial, Inc.
6.00%, 9/1/52, (6.00% fixed rate until 9/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(c)	40,000	41,466
Public Service Co. of Colorado
3.60%, 9/15/42	65,000	52,010
Public Service Electric & Gas Co.
3.60%, 12/1/47	96,000	73,735
Public Storage Operating Co.
5.35%, 8/1/53	15,000	14,768
Puget Sound Energy, Inc.
4.22%, 6/15/48	25,000	20,904
QUALCOMM, Inc.
4.50%, 5/20/52	25,000	21,622
Quest Diagnostics, Inc.
5.00%, 12/15/34	25,000	25,515
Radian Group, Inc.
4.88%, 3/15/27	25,000	25,081
Raymond James Financial, Inc.
4.65%, 4/1/30	25,000	25,565
Realty Income Corp.
4.90%, 7/15/33(a)	45,000	45,838
Regency Centers LP
5.10%, 1/15/35	25,000	25,506
Rockwell Automation, Inc.
4.20%, 3/1/49	13,000	11,042
Roper Technologies, Inc.
3.80%, 12/15/26	30,000	29,940
1.40%, 9/15/27	15,000	14,334
Royalty Pharma PLC
5.15%, 9/2/29	75,000	77,116
RTX Corp.
3.50%, 3/15/27	25,000	24,855
4.05%, 5/4/47	35,000	28,835
S&P Global, Inc.
2.90%, 3/1/32	70,000	64,850
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	50,000	50,099
Sabra Health Care LP
3.90%, 10/15/29	30,000	29,342
Salesforce, Inc.
3.05%, 7/15/61	25,000	15,442
San Diego Gas & Electric Co.
3.70%, 3/15/52	25,000	18,429
Sempra
4.00%, 2/1/48	20,000	15,510
Shell International Finance BV
5.50%, 3/25/40	27,000	28,192
Sherwin-Williams Co.
3.80%, 8/15/49	30,000	22,972
Simon Property Group LP
6.25%, 1/15/34	25,000	27,607
3.25%, 9/13/49(a)	15,000	10,522
Solventum Corp.
5.60%, 3/23/34	32,000	33,467
Sonoco Products Co.
5.00%, 9/1/34(a)	30,000	29,867
Southern California Edison Co.
4.65%, 10/1/43	44,000	38,080
Southern California Gas Co.
2.95%, 4/15/27	25,000	24,660
5.75%, 6/1/53	30,000	30,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Southern Co.
4.40%, 7/1/46	$40,000	$34,311
Southern Co. Gas Capital Corp.
4.40%, 6/1/43	21,000	18,341
Southern Power Co.
4.25%, 10/1/30, Series A	25,000	24,977
Spectra Energy Partners LP
4.50%, 3/15/45	20,000	17,244
Stanford Health Care
3.80%, 11/15/48, Series 2018	18,000	14,356
Starbucks Corp.
2.00%, 3/12/27	20,000	19,503
State Street Corp.
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(c)	25,000	25,864
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(c)	75,000	75,102
Steel Dynamics, Inc.
3.45%, 4/15/30	20,000	19,358
Sutter Health
3.16%, 8/15/40, Series 20A	25,000	20,059
Sysco Corp.
6.60%, 4/1/50	25,000	27,827
System Energy Resources, Inc.
5.30%, 12/15/34	25,000	25,422
Targa Resources Corp.
6.15%, 3/1/29	10,000	10,553
6.50%, 3/30/34	10,000	10,998
6.25%, 7/1/52	25,000	25,596
Target Corp.
4.00%, 7/1/42	35,000	29,981
Teledyne FLIR LLC
2.50%, 8/1/30	25,000	23,185
Texas Instruments, Inc.
2.70%, 9/15/51	35,000	22,005
Thermo Fisher Scientific, Inc.
4.95%, 11/21/32	50,000	52,031
5.09%, 8/10/33	10,000	10,440
4.89%, 10/7/37	50,000	50,241
Time Warner Cable LLC
5.88%, 11/15/40	50,000	46,484
TJX Cos., Inc.
3.88%, 4/15/30	20,000	19,906
T-Mobile USA, Inc.
5.20%, 1/15/33	50,000	51,882
5.75%, 1/15/34	10,000	10,672
4.70%, 1/15/35	30,000	29,757
3.30%, 2/15/51	30,000	20,517
3.60%, 11/15/60	30,000	20,497
Toll Brothers Finance Corp.
4.88%, 3/15/27	50,000	50,319
Toyota Motor Credit Corp.
5.00%, 3/19/27, Series B	50,000	50,740
4.55%, 8/9/29	75,000	76,485
TPG Operating Group II LP
5.88%, 3/5/34	50,000	52,469
Trane Technologies Holdco, Inc.
3.75%, 8/21/28	45,000	44,823
Transcontinental Gas Pipe Line Co. LLC
4.45%, 8/1/42	15,000	13,333
Travelers Cos., Inc.
6.25%, 6/15/37	14,000	15,707
2.55%, 4/27/50	10,000	6,189
Trinity Health Corp.
2.63%, 12/1/40, Series 2021	70,000	52,466
Truist Financial Corp.
3.88%, 3/19/29	115,000	113,835
5.07%, 5/20/31, (5.071% fixed rate until 5/20/30; Secured Overnight Financing Rate + 1.309% thereafter)(c)	30,000	30,903
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.852% thereafter)(c)	30,000	30,649
5.87%, 6/8/34, (5.867% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.361% thereafter)(c)	15,000	16,005
TWDC Enterprises 18 Corp.
3.70%, 12/1/42	5,000	4,134
3.00%, 7/30/46	48,000	33,905
Tyson Foods, Inc.
4.88%, 8/15/34(a)	28,000	28,084
U.S. Bancorp
5.84%, 6/12/34, (5.836% fixed rate until 6/10/33; Secured Overnight Financing Rate + 2.26% thereafter)(c)	115,000	123,486
UDR, Inc.
2.10%, 8/1/32	25,000	21,498
Union Electric Co.
2.95%, 6/15/27	18,000	17,781
5.13%, 3/15/55	25,000	23,527
Union Pacific Corp.
4.00%, 4/15/47	19,000	15,563
3.84%, 3/20/60	23,000	17,067
3.75%, 2/5/70	20,000	13,897
United Airlines Pass-Through Trust
5.80%, 1/15/36, Series 2023-1, Class A	55,978	58,913
United Parcel Service, Inc.
5.20%, 4/1/40	50,000	50,991
UnitedHealth Group, Inc.
6.63%, 11/15/37	40,000	45,797
2.75%, 5/15/40	40,000	30,364
4.45%, 12/15/48	15,000	12,874
5.20%, 4/15/63	30,000	27,608
5.75%, 7/15/64	30,000	30,110
University of Southern California
3.84%, 10/1/47, Series 2017	30,000	24,641
Valero Energy Corp.
7.50%, 4/15/32	50,000	57,842
Ventas Realty LP
4.75%, 11/15/30	14,000	14,232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
4.38%, 2/1/45	$10,000	$8,520
Verizon Communications, Inc.
4.33%, 9/21/28	35,000	35,293
4.02%, 12/3/29	65,000	64,566
1.68%, 10/30/30	66,000	58,533
5.00%, 1/15/36	50,000	50,080
5.75%, 11/30/45	20,000	20,185
2.99%, 10/30/56	40,000	24,453
3.00%, 11/20/60	50,000	29,935
Viatris, Inc.
3.85%, 6/22/40	30,000	22,980
4.00%, 6/22/50	25,000	16,756
VICI Properties LP
5.13%, 11/15/31	40,000	40,695
Virginia Electric & Power Co.
2.95%, 11/15/51	42,000	27,024
Visa, Inc.
2.75%, 9/15/27	63,000	62,044
1.10%, 2/15/31	30,000	26,166
Vulcan Materials Co.
3.50%, 6/1/30	60,000	58,308
Walmart, Inc.
5.00%, 10/25/40	25,000	25,793
4.05%, 6/29/48	40,000	34,029
Walt Disney Co.
2.75%, 9/1/49	50,000	32,484
Waste Management, Inc.
4.63%, 2/15/30	66,000	67,422
Webster Financial Corp.
5.78%, 9/11/35, (5.784% fixed rate until 9/11/30; 5-year Constant Maturity Treasury Rate + 2.125% thereafter)(c)	50,000	50,089
Wells Fargo & Co.
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(c)	109,000	108,228
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(c)	25,000	26,482
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(c)	80,000	89,500
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(c)	41,000	32,415
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(c)	140,000	131,459
Welltower OP LLC
4.25%, 4/15/28	40,000	40,315
Western Midstream Operating LP
6.35%, 1/15/29	50,000	52,786
Western Union Co.
2.75%, 3/15/31	75,000	67,885
Westlake Corp.
5.00%, 8/15/46	5,000	4,321
Williams Cos., Inc.
5.75%, 6/24/44	50,000	50,627
Wisconsin Public Service Corp.
4.55%, 12/1/29	35,000	35,704
WRKCo, Inc.
3.90%, 6/1/28	50,000	49,726
Total United States		19,317,160
TOTAL CORPORATE BONDS
(Cost: $21,934,286)		21,605,215
FOREIGN GOVERNMENT AGENCIES — 0.3%
Canada — 0.1%
Province of British Columbia
4.80%, 11/15/28	15,000	15,481
Province of Ontario
1.13%, 10/7/30	30,000	26,509
Province of Quebec
7.50%, 9/15/29	31,000	35,105
Total Canada		77,095
Japan — 0.1%
Japan Bank for International Cooperation
4.63%, 7/19/28	150,000	153,557
South Korea — 0.1%
Export-Import Bank of Korea
4.88%, 1/14/30	75,000	77,932
TOTAL FOREIGN GOVERNMENT AGENCIES
(Cost: $303,699)		308,584
FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
Chile — 0.1%
Chile Government International Bonds
3.50%, 1/25/50	120,000	90,239
Indonesia — 0.1%
Indonesia Government International Bonds
3.50%, 2/14/50	100,000	74,058
Mexico — 0.3%
Mexico Government International Bonds
6.88%, 5/13/37	200,000	215,733
4.28%, 8/14/41	60,000	48,669
Total Mexico		264,402
Panama — 0.1%
Panama Government International Bonds
6.70%, 1/26/36(a)	115,000	122,345
Peru — 0.1%
Peru Government International Bonds
5.63%, 11/18/50(a)	25,000	24,846
3.23%, 7/28/21	20,000	11,323
Total Peru		36,169
Philippines — 0.2%
Philippines Government International Bonds
5.00%, 7/17/33	200,000	205,527
Poland — 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27	100,000	103,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Uruguay — 0.0%
Uruguay Government International Bonds
4.98%, 4/20/55	$34,000	$31,462
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $968,950)		927,328
SUPRANATIONAL BONDS — 1.3%
Asian Development Bank
2.50%, 11/2/27	70,000	68,626
4.50%, 8/25/28	70,000	71,772
3.75%, 8/28/30	35,000	35,156
Corp. Andina de Fomento
2.25%, 2/8/27	50,000	49,030
European Investment Bank
4.38%, 3/19/27	250,000	252,413
4.38%, 10/10/31	100,000	103,405
Inter-American Development Bank
3.50%, 9/14/29	25,000	24,924
4.38%, 7/17/34	125,000	128,514
4.38%, 7/16/35(a)	60,000	61,466
Inter-American Investment Corp.
3.63%, 11/20/28	80,000	80,064
International Bank for Reconstruction & Development
2.50%, 11/22/27	44,000	43,130
0.88%, 5/14/30	268,000	237,949
4.00%, 7/25/30	25,000	25,379
TOTAL SUPRANATIONAL BONDS
(Cost: $1,173,221)		1,181,828
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
United States — 1.4%
BANK
2.85%, 10/17/52, Series 2019-BNK21, Class A5	75,000	71,124
3.18%, 2/15/55, Series 2022-BNK39, Class AS	63,000	57,816
Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS*(c)	60,000	49,851
1.98%, 8/15/54, Series 2021-B28, Class ASB	75,000	70,278
4.59%, 5/15/55, Series 2022-B35, Class A5*(c)	30,000	29,757
5.18%, 4/15/57, Series 2025-V14, Class A3	50,000	51,588
BMO Mortgage Trust
5.60%, 3/15/57, Series 2024-C8, Class A5*(c)	45,000	47,793
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.25%, 11/25/27, Series K072, Class A1	18,415	18,272
3.69%, 1/25/29, Series K088, Class A2	80,000	79,747
5.48%, 1/25/29, Series K516, Class A2	50,000	52,208
5.18%, 3/25/29, Series K520, Class A2*(c)	65,000	67,430
2.52%, 10/25/29, Series K101, Class A2	50,000	47,663
2.54%, 10/25/29, Series K102, Class A2	20,000	19,082
2.07%, 1/25/30, Series K106, Class A2	113,000	105,347
2.35%, 11/25/31, Series K137, Class A2*(c)	35,000	31,895
3.00%, 6/25/32, Series K147, Class A2*(c)	60,000	56,291
1.24%, 1/25/35, Series K1516, Class A1	78,389	67,725
Federal National Mortgage Association-Aces
2.56%, 12/25/26, Series 2017-M3, Class A2*(c)	26,683	26,306
3.16%, 3/25/28, Series 2018-M4, Class A2*(c)	15,199	14,971
3.68%, 9/25/28, Series 2019-M1, Class A2*(c)	17,688	17,588
3.61%, 2/25/31, Series 2019-M4, Class A2	3,886	3,819
3.89%, 9/25/32, Series 2023-M4, Class A2*(c)	50,000	48,894
Morgan Stanley Bank of America Merrill Lynch Trust
3.60%, 5/15/50, Series 2017-C33, Class A5	90,000	89,570
Morgan Stanley Capital I Trust
2.44%, 6/15/54, Series 2021-L6, Class A4*(c)	50,000	44,886
UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	49,753
4.07%, 12/15/51, Series 2018-C15, Class A3	17,669	17,585
Wells Fargo Commercial Mortgage Trust
2.40%, 7/15/53, Series 2020-C58, Class AS	40,000	34,522
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $1,329,543)		1,271,761
MUNICIPAL BONDS — 0.6%
United States — 0.6%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90%, 12/1/40, Series B	46,928	53,013
City of Houston
3.96%, 3/1/47	50,000	44,235
New York City Municipal Water Finance Authority
5.44%, 6/15/43, Series AA	50,000	49,652
Port Authority of New York & New Jersey
5.65%, 11/1/40	100,000	107,528
4.81%, 10/15/65, Series 192	25,000	22,967
Port of Morrow
2.54%, 9/1/40, Series 1	20,000	15,604
State of California
7.55%, 4/1/39	50,000	61,638
State of Mississippi
5.25%, 11/1/34, Series F	75,000	77,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Texas Department of Transportation State Highway Fund
5.18%, 4/1/30, Series B-BUILD	$50,000	$51,300
University of California
3.35%, 7/1/29, Series BD	10,000	9,913
University of Michigan
3.50%, 4/1/52, Series A	50,000	37,790
TOTAL MUNICIPAL BONDS
(Cost: $640,476)		531,391
ASSET-BACKED SECURITIES — 0.4%
United States — 0.4%
American Express Credit Account Master Trust
5.23%, 4/15/29, Series 2024-1, Class A	175,000	178,250
Mercedes-Benz Auto Receivables Trust
4.92%, 4/15/31, Series 2025-1, Class A4	50,000	51,213
Toyota Auto Receivables Owner Trust
4.34%, 11/15/29, Series 2025-B, Class A3	40,000	40,337
World Financial Network Credit Card Master Note Trust
4.62%, 5/15/31, Series 2024-B, Class A	50,000	50,505
TOTAL ASSET-BACKED SECURITIES
(Cost: $319,236)		320,305
REPURCHASE AGREEMENT — 1.0%
United States — 1.0%
Citigroup, Inc., tri-party repurchase agreement dated 11/28/25 (tri-party custodian: The Bank of New York Mellon Corp.), 4.08% due 12/1/25; Proceeds at maturity – $850,289 (fully collateralized by U.S. Treasury Note, 0.00% due 2/15/29-8/15/29; Market value including accrued interest – $867,087)
(Cost: $850,000)	850,000	850,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.6%
United States — 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.95%(d)
(Cost: $508,147)	508,147	508,147
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS — 101.3%
(Cost: $90,836,514)		89,872,187
TBA Sale Commitments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS — (0.7)%
FNCI 1.5 1/25 — 0.0%
1.50%, 1/15/40	(25,000)	(22,566)

Government National Mortgage Association — (0.3)%
3.00%, 12/20/54(b)	$(50,000)	$(45,142)
4.00%, 12/20/54(b)	(50,000)	(47,447)
2.00%, 11/20/55	(25,000)	(20,848)
2.50%, 12/20/55(b)	(100,000)	(86,879)
3.50%, 12/20/55(b)	(50,000)	(45,883)
3.00%, 1/20/56(b)	(25,000)	(22,570)

Total Government National Mortgage Association		(268,769)
Uniform Mortgage-Backed Securities — (0.4)%
1.50%, 12/1/40(b)	(25,000)	(22,537)
2.00%, 12/1/40(b)	(25,000)	(23,124)
3.00%, 12/1/40(b)	(125,000)	(120,331)
2.00%, 12/1/55(b)	(25,000)	(20,369)
3.50%, 12/1/55(b)	(75,000)	(69,397)
4.00%, 12/1/55(b)	(25,000)	(23,823)
4.50%, 12/1/55(b)	(25,000)	(24,477)

Total Uniform Mortgage-Backed Securities		(304,058)
TOTAL TBA SALE COMMITMENTS
(Proceeds: $593,097)		(595,393)
Other Liabilities less Assets — (0.6)%		(567,837)
NET ASSETS — 100.0%		$88,708,957

*	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Security, or portion thereof, was on loan at November 30, 2025. At November 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,580,036 and the total market value of the collateral held by the Fund was $2,657,848. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,149,701.
(b)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(c)	Rate shown reflects the accrual rate as of November 30, 2025 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of November 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
November 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	119	3/31/26	$(24,854,266)	$6,193
5 Year U.S. Treasury Note	452	3/31/26	(49,614,062)	(16,313)
10 Year U.S. Treasury Note	1	3/20/26	(113,344)	202
U.S. Treasury Long Bond	1	3/20/26	(117,438)	374
U.S. Treasury Ultra Long Term Bond	41	3/20/26	(4,958,437)	(27,946)
Ultra 10 Year U.S. Treasury Note	199	3/20/26	(23,124,422)	(51,255)
			$(102,781,969)	$(88,745)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$–	$22,524,457	$–	$22,524,457
U.S. Government Obligations	–	39,843,171	–	39,843,171
Corporate Bonds	–	21,605,215	–	21,605,215
Foreign Government Agencies	–	308,584	–	308,584
Foreign Government Obligations	–	927,328	–	927,328
Supranational Bonds	–	1,181,828	–	1,181,828
Commercial Mortgage-Backed Securities	–	1,271,761	–	1,271,761
Municipal Bonds	–	531,391	–	531,391
Asset-Backed Securities	–	320,305	–	320,305
Repurchase Agreement	–	850,000	–	850,000
Investment of Cash Collateral for Securities Loaned	–	508,147	–	508,147
Total Investments in Securities	$–	$89,872,187	$–	$89,872,187
Financial Derivative Instruments
Futures Contracts[1]	$6,769	$–	$–	$6,769
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$–	$(595,393)	$–	$(595,393)
Financial Derivative Instruments
Futures Contracts[1]	$(95,514)	$–	$–	$(95,514)
Total - Net	$(88,745)	$89,276,794	$–	$89,188,049

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Mortgage Plus Bond Fund (MTGP)
November 30, 2025

Investments	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 2.0%
Cayman Islands — 1.0%
LCM 28 Ltd.
6.30%, 10/20/30, Series 28A, Class C, (6.296% fixed rate until 10/20/26; 3-month Secured Overnight Financing Rate + 2.412% thereafter)*(a)(b)	$400,000	$400,080
LCM XVIII LP
6.00%, 4/20/31, Series 18A, Class CR, (5.996% fixed rate until 1/20/26; 3-month Secured Overnight Financing Rate + 2.112% thereafter)*(a)(b)	300,000	299,790
Total Cayman Islands		699,870
United States — 1.0%
VMC Finance LLC
5.87%, 6/16/36, Series 2021-FL4, Class B, (5.873% fixed rate until 5/18/26; 1-month Secured Overnight Financing Rate + 1.914% thereafter)*(a)(b)	706,487	692,845
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost: $1,383,871)		1,392,715
COLLATERALIZED MORTGAGE OBLIGATIONS — 26.8%
Chase Home Lending Mortgage Trust
6.50%, 1/25/55, Series 2024-1, Class A9*(a)(b)	273,635	278,155
CIM Trust
2.50%, 4/25/51, Series 2021-J2, Class A19*(a)(b)	270,732	225,858
Federal Home Loan Mortgage Corp. REMICs
4.00%, 5/15/28, Series 4669, Class EV	783	782
6.00%, 7/15/29, Series 2175, Class TH	10,433	10,605
6.00%, 5/15/32, Series 2448, Class ZQ	15,469	15,781
3.00%, 8/15/32, Series 4092, Class AY	200,000	195,749
6.00%, 8/15/32, Series 2485, Class WG	9,301	9,746
5.50%, 11/15/32, Series 2519, Class ZD	44,407	45,827
5.50%, 11/15/32, Series 2520, Class PH	62,928	65,408
4.71%, 6/15/34, Series 2812, Class MF, (Secured Overnight Financing Rate 30 Day Average + 0.564%)*(b)	78,186	78,004
5.50%, 6/15/34, Series 2810, Class ME	15,761	16,381
5.50%, 9/15/34, Series 2861, Class Z	143,447	148,080
5.00%, 11/15/34, Series 2893, Class PE	109,226	112,466
6.00%, 11/15/36, Series 3244, Class LZ	138	144
5.00%, 4/15/40, Series 3658, Class CZ, PIK	316,797	326,085
4.50%, 9/15/40, Series 3726, Class QZ	406,764	409,565
4.00%, 1/15/41, Series 4179, Class AZ	308,364	304,576
3.50%, 5/15/41, Series 4229, Class MA	83,102	82,679
3.00%, 12/15/41, Series 4273, Class GM	32,683	32,015
4.00%, 5/15/42, Series 4048, Class CE	150,000	146,478
3.00%, 11/15/42, Series 4136, Class ZG, PIK	891,536	831,107
3.00%, 5/15/43, Series 4322, Class DJ	20,511	20,204
4.50%, 12/15/43, Series 4283, Class EW*(b)	201,404	204,523
3.00%, 6/15/44, Series 4483, Class CA	108,788	105,424
2.25%, 8/15/44, Series 4406, Class AC	51,990	47,514
3.50%, 9/15/46, Series 4774, Class LP	168,577	165,357
5.00%, 11/25/50, Series 5058, Class BC, REMIC	253,123	253,752
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.75%, 9/25/55, Series 2016-1, Class M2*(a)(b)	482,634	445,924
4.00%, 8/25/56, Series 2017-2, Class M1*(a)(b)	23,993	23,920
4.75%, 5/25/57, Series 2018-1, Class M*(b)	169,235	166,637
3.00%, 8/25/57, Series 2018-3, Class HT	115,772	101,718
2.50%, 5/25/60, Series 2020-3, Class M5TU	874,545	766,558
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.50%, 12/25/46, Series 2017-SC01, Class 2A	290,593	260,619
Federal National Mortgage Association REMICs
3.50%, 8/25/26, Series 2011-80, Class HE	2,822	2,811
2.00%, 11/25/30, Series 2015-93, Class AD	32,305	31,684
6.50%, 10/25/31, Series 2001-52, Class YZ	11,368	11,887
3.00%, 6/25/33, Series 2014-36, Class QA	12,727	12,598
4.50%, 10/25/34, Series 2004-75, Class ZG	3,341	3,375
4.44%, 5/25/35, Series 2005-40, Class FB, (Secured Overnight Financing Rate 30 Day Average + 0.364%)*(b)	20,090	20,005
4.75%, 8/25/35, Series 2005-80, Class SZ, PIK	98,644	97,603
6.00%, 7/25/36, Series 2006-62, Class PZ, PIK	234,895	253,249
4.50%, 10/25/36, Series 2009-19, Class PW	110,726	111,992
4.44%, 12/25/36, Series 2006-120, Class PF, (Secured Overnight Financing Rate 30 Day Average + 0.364%)*(b)	21,895	21,720
5.50%, 2/25/37, Series 2007-6, Class PA	46,638	48,859
4.25%, 4/25/37, Series 2007-30, Class ZM, PIK	302,449	293,191
5.00%, 4/25/37, Series 2007-26, Class JZ	109,466	111,823
5.00%, 3/25/38, Series 2008-16, Class EA	4,302	4,336
6.00%, 8/25/39, Series 2009-62, Class Z	200,647	213,721
5.00%, 11/25/39, Series 2009-89, Class PH	90,786	93,597
3.50%, 5/25/40, Series 2010-43, Class MC	46,105	45,941
5.00%, 7/25/40, Series 2010-80, Class PZ	146,431	149,773
5.00%, 9/25/40, Series 2010-102, Class PN	432,305	443,192
3.00%, 2/25/41, Series 2011-134, Class NJ	14,277	14,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Mortgage Plus Bond Fund (MTGP)
November 30, 2025

Investments	Principal Amount	Value
2.50%, 5/25/41, Series 2012-131, Class DZ, PIK	$14,847	$13,628
5.25%, 9/25/41, Series 2011-84, Class PZ	188,478	193,008
1.75%, 6/25/42, Series 2013-37, Class JA	57,145	55,637
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	198,219
3.00%, 2/25/43, Series 2013-1, Class JZ, PIK	84,973	74,610
3.00%, 3/25/44, Series 2015-42, Class CA	123,636	119,941
3.00%, 3/25/46, Series 2016-9, Class D	108,181	100,572
2.50%, 9/25/46, Series 2016-63, Class CA	33,314	22,942
Freddie Mac STACR REMIC Trust
5.87%, 8/25/44, Series 2024-HQA2, Class M2, (Secured Overnight Financing Rate 30 Day Average + 1.80%)*(a)(b)	400,000	402,752
Government National Mortgage Association REMICs
5.00%, 7/16/33, Series 2003-60, Class ZG	89,613	89,427
5.00%, 4/20/34, Series 2004-31, Class ZB	102,326	102,105
5.00%, 6/20/35, Series 2005-46, Class YX	154,880	155,328
5.50%, 4/20/37, Series 2007-24, Class PC	6,644	6,645
5.50%, 5/20/38, Series 2008-42, Class QB	35,637	36,874
2.00%, 8/20/39, Series 2011-52, Class KY	22,631	22,008
6.00%, 8/20/39, Series 2009-64, Class KZ, PIK	462,828	508,417
4.50%, 9/16/40, Series 2010-125, Class BZ	154,473	154,196
3.00%, 7/16/41, Series 2011-135, Class WH	204,777	186,763
3.00%, 3/16/42, Series 2012-39, Class GC	145,000	125,235
4.00%, 3/20/44, Series 2014-43, Class Z, PIK	717,045	691,975
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	238,094
3.00%, 11/20/45, Series 2015-165, Class ZE, PIK	476,322	425,114
5.50%, 12/20/52, Series 2024-127, Class ZC	1,066,114	1,090,248
7.00%, 11/20/53, Series 2023-171, Class ZB	926,734	1,063,676
6.00%, 2/20/54, Series 2024-20, Class KZ	555,210	572,865
6.00%, 9/20/63, Series 2023-149, Class EZ	612,709	638,960
GS Mortgage-Backed Securities Trust
2.50%, 1/25/52, Series 2021-PJ8, Class A8*(a)(b)	381,663	345,664
JP Morgan Mortgage Trust
3.57%, 5/25/45, Series 2015-3, Class B3*(a)(b)	75,009	71,133
2.93%, 7/25/51, Series 2021-3, Class B1*(a)(b)	207,471	177,565
2.50%, 8/25/52, Series 2022-2, Class A25A*(a)(b)	345,389	288,033
6.10%, 6/25/55, Series 2025-CCM1, Class B3*(a)(b)	410,670	389,774
OBX Trust
5.93%, 11/25/63, Series 2024-NQM1, Class A1(a)(b)	216,993	218,461
6.18%, 5/25/64, Series 2024-NQM10, Class A1(a)(b)	261,301	264,997
Provident Funding Mortgage Trust
3.24%, 2/25/50, Series 2020-1, Class B1*(a)(b)	340,754	300,365
Rate Mortgage Trust
3.00%, 1/25/52, Series 2022-J1, Class A19*(a)(b)	599,855	522,201
RCKT Mortgage Trust
3.00%, 2/25/50, Series 2020-1, Class A13*(a)(b)	98,110	86,368
Seasoned Loans Structured Transaction Trust
3.50%, 6/25/28, Series 2018-1, Class A1	208,318	204,002
2.75%, 11/25/29, Series 2019-3, Class A2C	425,000	402,451
Sequoia Mortgage Trust
4.00%, 3/25/48, Series 2018-CH1, Class A1*(a)(b)	99,201	94,050
6.00%, 4/25/54, Series 2024-3, Class A19*(a)(b)	233,240	235,887
6.00%, 4/25/54, Series 2024-3, Class A4*(a)(b)	155,447	156,967
Towd Point Mortgage Trust
5.97%, 5/25/58, Series 2019-HY2, Class M2, (5.969% fixed rate until 10/25/27; 1-month Secured Overnight Financing Rate + 2.014% thereafter)*(a)(b)	250,000	251,258
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $19,733,676)		19,181,520
COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.8%
United States — 6.8%
Benchmark Mortgage Trust
3.67%, 1/15/51, Series 2018-B1, Class A5*(b)	400,000	395,481
2.73%, 2/15/53, Series 2020-B16, Class A5	800,000	750,437
Cantor Commercial Real Estate Lending
2.50%, 1/15/53, Series 2019-CF3, Class D*(a)(b)	250,000	175,224
CFCRE Commercial Mortgage Trust
4.20%, 6/15/50, Series 2017-C8, Class B*(b)	300,000	291,251
CSAIL Commercial Mortgage Trust
5.04%, 11/15/51, Series 2018-C14, Class B*(b)	250,000	240,507
Extended Stay America Trust
6.56%, 10/15/42, Series 2025-ESH, Class D, (1-month Secured Overnight Financing Rate + 2.60%)*(a)(b)	500,000	505,279
Federal Home Loan Mortgage Corp. Multiclass Certificates
1.75%, 9/25/45, Series 2021-P011, Class X1*(b)(c)	387,752	41,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Mortgage Plus Bond Fund (MTGP)
November 30, 2025

Investments	Principal Amount	Value
GS Mortgage Securities Trust
2.01%, 12/12/53, Series 2020-GSA2, Class A5	$457,000	$405,077
HIT Trust
7.15%, 7/15/39, Series 2022-HI32, Class B, (1-month Secured Overnight Financing Rate + 3.189%)*(a)(b)	248,869	249,638
INTOWN Mortgage Trust
6.21%, 3/15/42, Series 2025-STAY, Class C, (1-month Secured Overnight Financing Rate + 2.25%)*(a)(b)	800,000	801,666
KSL Commercial Mortgage Trust
6.00%, 12/15/39, Series 2024-HT2, Class B, (1-month Secured Overnight Financing Rate + 2.042%)*(a)(b)	388,363	388,484
Washington State Housing Finance Commission
0.73%, 12/20/35, Series 2021-1, Class X*(b)(c)	5,863,673	223,347
Wells Fargo Commercial Mortgage Trust
4.59%, 1/15/60, Series 2017-RC1, Class C	250,000	240,930
WFRBS Commercial Mortgage Trust
4.23%, 8/15/47, Series 2014-C21, Class C*(b)	200,000	188,798
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $4,820,632)		4,898,092
U.S. GOVERNMENT AGENCIES — 61.1%
Federal Home Loan Mortgage Corp. — 3.2%
4.00%, 1/1/42	154,999	151,856
3.50%, 8/1/46	199,222	188,905
3.50%, 9/1/47	207,862	196,516
2.00%, 9/1/51	371,413	311,770
2.00%, 1/1/52	791,152	658,888
2.50%, 2/1/52	399,306	345,816
2.50%, 2/1/52	492,733	426,165
Total Federal Home Loan Mortgage Corp.		2,279,916
Federal National Mortgage Association — 36.8%
4.00%, 11/1/43	202,347	198,684
4.00%, 5/1/47	159,023	154,701
4.00%, 12/1/47	148,489	144,452
2.50%, 11/1/50	386,407	333,785
2.00%, 12/1/51	433,473	355,315
2.50%, 12/1/51	591,261	512,723
2.00%, 1/1/52	1,789,421	1,466,215
2.50%, 2/1/52	720,422	617,429
2.50%, 4/1/52	1,115,395	954,775
3.00%, 5/1/52	1,693,865	1,523,232
2.50%, 6/1/52	827,079	707,988
3.50%, 7/1/52	1,053,533	976,721
3.50%, 9/1/52	1,791,813	1,660,887
4.50%, 9/1/52	862,190	848,443
5.00%, 9/1/52	1,743,213	1,749,128
3.00%, 10/1/52	1,093,990	974,984
4.00%, 1/1/53	990,629	949,552
5.50%, 6/1/53	852,530	866,775
5.00%, 8/1/53	2,603,703	2,609,719
6.00%, 7/1/54	562,166	575,589
5.50%, 9/1/54	1,202,644	1,218,765
5.50%, 2/1/55	1,081,335	1,095,831
4.00%, 4/1/55	320,791	307,306
5.50%, 6/1/55	3,297,218	3,340,647
6.00%, 7/1/55	1,439,211	1,474,584
5.00%, 11/1/55	698,807	697,773
4.50%, 6/1/56	54,948	54,363
Total Federal National Mortgage Association		26,370,366
Government National Mortgage Association — 16.4%
3.00%, 8/20/44	6,993	6,475
3.00%, 12/20/44	357,118	325,922
3.00%, 3/20/45	126,399	116,198
3.00%, 4/20/45	268,743	246,972
3.00%, 7/20/45	550,235	505,119
3.50%, 7/20/47	292,051	271,283
4.50%, 8/20/47	263,645	263,460
3.50%, 12/20/47	911,060	855,276
4.50%, 5/20/49	43,383	43,066
2.50%, 6/20/51	662,891	576,053
2.50%, 9/20/51	1,563,404	1,358,374
2.00%, 10/20/51	2,133,033	1,777,707
2.00%, 12/20/51	422,918	352,464
4.00%, 10/20/52	165,975	158,801
5.50%, 9/20/53	742,040	754,592
5.50%, 2/20/54	412,253	419,015
5.50%, 12/20/55(d)	1,500,000	1,515,051
6.00%, 12/20/55(d)	2,170,000	2,212,004
Total Government National Mortgage Association		11,757,832
Uniform Mortgage-Backed Securities — 4.7%
4.00%, 12/1/55(d)	1,500,000	1,428,855
4.50%, 1/1/56(d)	1,980,000	1,936,885
Total Uniform Mortgage-Backed Securities		3,365,740
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $43,246,319)		43,773,854
ASSET-BACKED SECURITIES — 2.1%
United States — 2.1%
Taco Bell Funding LLC
4.82%, 8/25/55, Series 2025-1A, Class A2I(a)	850,000	853,413
Tesla Auto Lease Trust
4.82%, 10/20/27, Series 2024-B, Class A3(a)	400,000	401,741
Tesla Electric Vehicle Trust
5.38%, 6/20/28, Series 2023-1, Class A3(a)	244,489	246,340
TOTAL ASSET-BACKED SECURITIES
(Cost: $1,491,285)		1,501,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Mortgage Plus Bond Fund (MTGP)
November 30, 2025

Investments	Shares	Value
MUTUAL FUND — 9.1%
United States — 9.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.86%(e)
(Cost: $6,504,015)	6,504,015	$6,504,015
TOTAL INVESTMENTS IN SECURITIES — 107.9% (Cost: $77,179,798)		77,251,690
Other Liabilities less Assets — (7.9)%		(5,649,088)
NET ASSETS — 100.0%		$71,602,602

*	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown reflects the accrual rate as of November 30, 2025 on securities with variable or step rates.
(c)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(d)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(e)	Rate shown represents annualized 7-day yield as of November 30, 2025.

ABBREVIATIONS:
PIK	Payment In Kind
REMICs	Real Estate Mortgage Investment Conduits

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Term Bond	4	3/20/26	$(483,750)	$(4,384)
Long Exposure
2 Year U.S. Treasury Note	11	3/31/26	$2,297,453	$1,199
5 Year U.S. Treasury Note	15	3/31/26	1,646,484	4,426
10 Year U.S. Treasury Note	21	3/20/26	2,380,219	10,785
U.S. Treasury Long Bond	13	3/20/26	1,526,687	11,957
			$7,850,843	$28,367
Total - Net			$7,367,093	$23,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Mortgage Plus Bond Fund (MTGP)
November 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Collateralized Loan Obligations	$–	$1,392,715	$–	$1,392,715
Collateralized Mortgage Obligations	–	19,181,520	–	19,181,520
Commercial Mortgage-Backed Securities	–	4,898,092	–	4,898,092
U.S. Government Agencies	–	43,773,854	–	43,773,854
Asset-Backed Securities	–	1,501,494	–	1,501,494
Mutual Fund	–	6,504,015	–	6,504,015
Total Investments in Securities	$–	$77,251,690	$–	$77,251,690
Financial Derivative Instruments
Futures Contracts[1]	$28,367	$–	$–	$28,367
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(4,384)	$–	$–	$(4,384)
Total - Net	$23,983	$77,251,690	$–	$77,275,673

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — 17.6%
Federal Agricultural Mortgage Corp. — 0.2%
3.88%, 9/3/26	$800,000	$800,036
2.25%, 3/4/41	2,000,000	1,408,299
Total Federal Agricultural Mortgage Corp.		2,208,335
Federal Farm Credit Bank — 0.7%
3.88%, 10/14/26	100,000	100,133
2.20%, 2/23/27	705,000	691,772
4.50%, 7/8/27	140,000	141,948
3.50%, 9/10/29	700,000	697,396
2.38%, 3/16/32	2,062,000	1,889,664
2.90%, 4/12/32	631,000	598,342
3.50%, 9/1/32	1,237,000	1,208,068
3.40%, 4/25/34	1,650,000	1,570,658
2.31%, 7/14/36	2,262,000	1,833,368
3.55%, 1/11/39	730,000	655,865
Total Federal Farm Credit Bank		9,387,214
Federal Home Loan Bank — 0.6%
1.50%, 6/9/26(a)	200,000	197,329
1.10%, 8/20/26	1,080,000	1,059,830
4.00%, 10/9/26	250,000	250,671
0.92%, 2/26/27	230,000	222,380
2.00%, 12/14/29	120,000	112,947
4.75%, 3/14/31	680,000	711,399
3.50%, 6/11/32	825,000	806,518
4.75%, 3/10/34	1,000,000	1,047,629
5.63%, 3/14/36	4,080,000	4,546,176
3.63%, 6/22/43	55,000	47,005
Total Federal Home Loan Bank		9,001,884
Federal Home Loan Mortgage Corp. — 1.8%
6.75%, 9/15/29	685,000	762,211
6.25%, 7/15/32(b)	713,000	813,860
5.15%, 11/15/38(c)	100,000	57,216
4.50%, 8/1/41	258,118	260,067
6.78%, 2/1/42, (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.90%)*(a)	138,160	140,665
3.00%, 4/1/45	884,638	816,289
3.00%, 4/1/45	889,536	819,887
4.00%, 11/1/45	1,261,138	1,231,234
3.50%, 12/1/46	1,205,189	1,142,535
3.50%, 12/1/47	624,529	591,338
3.50%, 3/1/48	1,801,890	1,707,150
4.50%, 7/1/48	202,314	201,645
2.00%, 5/1/51	300,623	247,123
2.00%, 1/1/52	3,086,941	2,562,699
3.00%, 1/1/52	1,313,620	1,188,880
2.50%, 2/1/52	562,786	486,240
2.50%, 2/1/52	658,777	569,379
2.50%, 2/1/52	1,307,690	1,130,247
2.50%, 3/1/52	884,178	763,940
2.50%, 3/1/52	1,163,709	1,005,463
2.50%, 4/1/52	2,269,054	1,961,508
3.50%, 5/1/52	2,164,385	2,018,934
3.00%, 7/1/52	6,109,825	5,445,739
Total Federal Home Loan Mortgage Corp.		25,924,249
Federal National Mortgage Association — 8.9%
2.50%, 9/1/27	195,671	192,973
7.13%, 1/15/30(b)	1,528,000	1,733,059
2.50%, 6/1/30	368,948	359,919
2.50%, 7/1/30	205,746	200,623
3.00%, 9/1/30	216,726	213,007
6.63%, 11/15/30	983,000	1,115,428
2.50%, 7/1/36	1,141,053	1,081,590
2.00%, 12/1/36	4,277,220	3,962,657
2.00%, 4/1/37	2,064,793	1,908,996
5.63%, 7/15/37	2,608,000	2,921,479
3.00%, 10/1/37	1,598,280	1,538,723
5.00%, 4/1/39	341,415	345,482
2.00%, 11/1/40	3,218,512	2,854,709
4.00%, 11/1/40	1,568,645	1,545,880
4.00%, 12/1/40	214,040	210,934
4.00%, 2/1/41	266,635	262,765
4.50%, 6/1/41	434,413	437,158
4.50%, 7/1/41	486,343	489,416
4.50%, 8/1/41	25,600	25,789
4.00%, 11/1/41	175,304	172,827
5.00%, 5/1/42	158,968	163,461
3.50%, 10/1/42	621,768	594,167
3.50%, 10/1/42	973,050	932,196
3.00%, 7/1/43	1,419,313	1,313,177
3.00%, 9/1/43	653,127	604,286
4.00%, 6/1/45	1,158,712	1,129,919
4.00%, 7/1/45	344,116	336,346
4.00%, 7/1/45	403,338	395,234
3.50%, 1/1/46	728,835	695,265
3.50%, 2/1/46	552,312	526,873
3.50%, 2/1/46	1,158,204	1,104,858
4.00%, 2/1/46	374,132	365,236
3.00%, 8/1/46	305,136	280,543
4.00%, 2/1/48	694,979	673,237
2.50%, 6/1/50	3,273,952	2,855,485
2.50%, 8/1/50	3,906,432	3,403,496
2.00%, 5/1/51	2,345,723	1,950,630
2.50%, 5/1/51	1,179,490	1,022,717
2.50%, 9/1/51	586,812	507,201
2.00%, 11/1/51	4,352,404	3,618,101
2.00%, 12/1/51	2,719,058	2,227,886
2.50%, 12/1/51	2,767,661	2,398,780
2.50%, 1/1/52	3,103,791	2,685,696
2.00%, 2/1/52	836,972	685,781
2.00%, 2/1/52	887,692	735,286
2.00%, 2/1/52	1,884,381	1,556,141
2.00%, 2/1/52	1,995,945	1,653,266
2.00%, 2/1/52	3,481,523	2,882,990
2.00%, 2/1/52	4,008,821	3,328,293
2.00%, 2/1/52	4,774,247	3,948,505
2.50%, 2/1/52	1,094,032	947,643
2.50%, 2/1/52	3,325,093	2,845,634
3.50%, 2/1/52	566,535	530,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
2.00%, 3/1/52	$974,145	$803,314
2.00%, 3/1/52	1,307,221	1,074,152
2.50%, 3/1/52	3,489,742	3,022,901
3.50%, 3/1/52	456,046	427,597
2.00%, 4/1/52	1,663,675	1,378,043
3.50%, 6/1/52	1,194,457	1,108,030
3.00%, 7/1/52	2,262,514	2,018,016
4.00%, 8/1/52	2,584,662	2,474,902
4.50%, 8/1/52	1,684,770	1,663,162
5.00%, 9/1/52	2,532,874	2,544,134
4.50%, 10/1/52	2,765,784	2,720,766
6.00%, 5/1/53	512,875	525,697
5.50%, 8/1/53	5,512,534	5,597,127
6.00%, 9/1/53	3,478,396	3,569,059
6.50%, 10/1/53	2,945,898	3,048,678
6.50%, 5/1/54	2,291,152	2,368,413
5.50%, 6/1/54	5,610,525	5,687,095
5.00%, 1/1/55	8,481,171	8,470,362
6.00%, 7/1/55	5,643,964	5,779,419
Total Federal National Mortgage Association		124,753,320
Government National Mortgage Association — 3.3%
4.50%, 6/20/41	194,446	195,919
4.50%, 7/20/41	313,981	316,360
4.50%, 10/20/41	406,585	409,665
4.00%, 10/20/43	609,404	596,551
4.00%, 3/20/46	327,739	317,774
4.00%, 3/20/46	509,300	493,814
3.50%, 3/20/47	2,784,856	2,616,458
3.50%, 9/20/47	946,756	879,022
3.50%, 1/20/48	521,035	489,537
4.50%, 1/20/50	498,657	496,238
2.00%, 1/20/51	950,584	793,376
2.00%, 2/20/51	2,204,877	1,839,907
2.50%, 3/20/51	964,219	838,442
2.50%, 5/20/51	1,495,089	1,299,924
2.50%, 8/20/51	1,376,482	1,196,609
2.50%, 10/20/51	1,406,719	1,222,763
3.00%, 10/20/51	1,002,359	890,531
3.00%, 10/20/51	1,541,007	1,392,365
2.00%, 11/20/51	7,630,754	6,366,286
3.00%, 11/20/51	2,287,274	2,048,597
3.00%, 12/20/51	1,385,896	1,252,001
2.00%, 2/20/52	2,306,143	1,923,360
4.50%, 7/20/52	528,775	521,458
5.50%, 1/20/53	1,202,477	1,222,828
5.50%, 4/20/53	247,439	251,403
5.00%, 5/20/53	1,198,707	1,204,588
6.00%, 8/20/53	954,729	978,941
6.50%, 10/20/53	590,579	609,952
5.00%, 4/20/54	1,840,424	1,842,702
6.50%, 8/20/54	2,162,591	2,226,454
5.50%, 9/20/54	3,849,044	3,895,408
6.00%, 9/20/54	5,338,511	5,444,230
Total Government National Mortgage Association		46,073,463
Tennessee Valley Authority — 2.1%
3.88%, 3/15/28(b)	1,670,000	1,682,227
7.13%, 5/1/30	2,062,000	2,351,733
1.50%, 9/15/31	50,000	44,089
5.88%, 4/1/36	3,810,000	4,323,278
5.47%, 3/15/37(c)	1,698,000	994,886
5.25%, 9/15/39	3,370,000	3,635,568
5.38%, 1/15/42(c)	800,000	347,270
3.50%, 12/15/42(b)	10,010,000	8,527,523
4.25%, 9/15/52	3,349,000	2,913,303
5.25%, 2/1/55(b)	1,500,000	1,524,709
5.38%, 4/1/56(b)	650,000	674,235
4.63%, 9/15/60(b)	2,000,000	1,823,734
4.25%, 9/15/65(b)	789,000	665,149
Total Tennessee Valley Authority		29,507,704
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $246,502,519)		246,856,169
U.S. GOVERNMENT OBLIGATIONS — 22.7%
U.S. Treasury Bonds — 3.4%
5.00%, 5/15/37	14,900	16,161
4.50%, 5/15/38	15,600	16,119
3.88%, 8/15/40	325,300	306,214
1.88%, 2/15/41	44,238,600	31,540,739
4.38%, 5/15/41	15,800	15,662
4.50%, 2/15/44	485,000	479,544
4.63%, 5/15/44	414,900	416,261
4.63%, 11/15/44	2,000,000	2,002,813
4.75%, 2/15/45	1,184,200	1,203,998
4.88%, 8/15/45	6,824,000	7,043,648
3.38%, 11/15/48	4,846,000	3,936,239
4.75%, 5/15/55	400,000	405,281
4.75%, 8/15/55	365,900	370,874
Total U.S. Treasury Bonds		47,753,553
U.S. Treasury Notes — 19.3%
4.25%, 12/31/25	26,000	26,010
3.88%, 1/15/26	1,554,400	1,554,552
0.38%, 1/31/26	151,338,800	150,455,004
4.00%, 2/15/26	2,445,500	2,446,646
4.63%, 3/15/26	1,376,800	1,380,376
4.50%, 3/31/26	294,000	294,666
3.75%, 4/15/26	1,505,400	1,505,665
3.63%, 5/15/26	161,000	160,912
4.13%, 6/15/26(b)	86,500	86,703
4.50%, 7/15/26	103,900	104,411
4.38%, 7/31/26	1,984,000	1,992,331
4.38%, 8/15/26	268,800	270,055
3.75%, 8/31/26	642,300	642,526
4.63%, 9/15/26	259,100	261,023
2.00%, 11/15/26	443,500	436,648
4.63%, 11/15/26	26,800	27,046
1.25%, 11/30/26	630,200	615,553
4.25%, 11/30/26	684,000	688,035
4.25%, 12/31/26	604,500	608,443
1.50%, 1/31/27	2,334,200	2,278,535
4.13%, 1/31/27	1,762,000	1,772,427
4.13%, 2/15/27	622,500	626,439
4.13%, 2/28/27	924,000	929,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
4.25%, 3/15/27	$345,500	$348,395
3.88%, 3/31/27	662,000	664,508
4.63%, 6/15/27	110,000	111,766
3.75%, 6/30/27	2,800,000	2,808,969
3.75%, 8/15/27	3,000,000	3,011,016
3.38%, 9/15/27	1,320,000	1,316,752
3.88%, 10/15/27	1,000,000	1,006,504
3.50%, 10/31/27	4,000,000	3,999,219
4.13%, 11/15/27	2,109,000	2,133,468
3.38%, 11/30/27	10,139,400	10,116,626
4.00%, 12/15/27	782,500	790,264
4.25%, 1/15/28	978,000	992,937
3.50%, 1/31/28	1,468,600	1,468,829
4.25%, 2/15/28	703,000	714,232
4.00%, 2/29/28	1,349,500	1,364,313
3.88%, 3/15/28	223,600	225,548
3.63%, 3/31/28	2,144,600	2,151,553
3.75%, 4/15/28	676,600	680,591
3.50%, 4/30/28	1,146,500	1,146,903
3.75%, 5/15/28	704,500	708,931
3.63%, 5/31/28	606,200	608,260
2.88%, 8/15/28	10,800	10,631
4.38%, 8/31/28	457,200	467,701
3.50%, 10/15/28	11,498,900	11,502,044
4.88%, 10/31/28	741,700	769,803
4.38%, 11/30/28	321,500	329,487
3.75%, 12/31/28	214,300	215,916
4.13%, 3/31/29	497,000	506,474
3.25%, 6/30/29	18,800	18,623
4.00%, 7/31/29	1,199,900	1,218,883
3.63%, 8/31/29(b)	143,000	143,413
3.50%, 9/30/29(b)	403,300	402,670
4.13%, 10/31/29	33,500	34,197
4.13%, 11/30/29	500,000	510,566
4.38%, 12/31/29	47,000	48,449
3.63%, 3/31/30	68,300	68,444
3.50%, 4/30/30	78,300	78,055
3.75%, 5/31/30	150,000	151,043
3.88%, 6/30/30	2,700,000	2,732,906
4.00%, 7/31/30	211,400	215,108
0.63%, 8/15/30	27,910,000	24,352,565
3.63%, 9/30/30	900,900	902,026
3.63%, 10/31/30	8,553,900	8,563,590
4.13%, 3/31/31	94,000	96,207
1.63%, 5/15/31	20,500	18,466
4.13%, 7/31/31	888,200	908,844
3.75%, 8/31/31	142,000	142,544
3.63%, 9/30/31	396,800	395,607
4.50%, 12/31/31	376,000	392,127
4.00%, 4/30/32	35,400	35,931
4.00%, 6/30/32	3,000,000	3,043,359
3.88%, 9/30/32	2,860,600	2,877,808
3.75%, 10/31/32	625,000	623,779
4.13%, 11/15/32	25,400	25,934
4.63%, 2/15/35(b)	520,000	546,528
4.25%, 8/15/35	2,081,100	2,122,885
Total U.S. Treasury Notes		270,006,122
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $314,308,003)		317,759,675
CORPORATE BONDS — 41.2%
Argentina — 0.0%
Telecom Argentina SA
9.25%, 5/28/33(d)	100,000	102,772
YPF SA
9.00%, 6/30/29(a)(d)	218,000	222,436
8.75%, 9/11/31(d)	22,000	22,547
7.00%, 9/30/33(a)(d)	23,000	22,310
7.00%, 12/15/47(d)	22,000	19,191
Total Argentina		389,256
Australia — 0.5%
AngloGold Ashanti Holdings PLC
6.50%, 4/15/40	83,000	88,965
Australia & New Zealand Banking Group Ltd.
5.73%, 9/18/34, (5.731% fixed rate until 9/18/29; 5-year Constant Maturity Treasury Rate + 1.618% thereafter)(a)(e)	200,000	207,544
BHP Billiton Finance USA Ltd.
4.88%, 2/27/26	55,000	55,100
6.42%, 3/1/26	18,000	18,107
5.25%, 9/8/26	47,000	47,441
4.75%, 2/28/28	55,000	55,938
5.10%, 9/8/28	38,000	39,173
5.25%, 9/8/30	18,000	18,812
4.90%, 2/28/33	15,000	15,380
5.25%, 9/8/33	30,000	31,352
4.13%, 2/24/42	65,000	57,031
5.00%, 9/30/43	163,000	156,977
5.50%, 9/8/53	53,000	53,869
5.75%, 9/5/55	134,000	139,888
Commonwealth Bank of Australia
2.85%, 5/18/26(e)	35,000	34,822
1.13%, 6/15/26(e)	50,000	49,256
2.63%, 9/6/26(e)	40,000	39,620
2.55%, 3/14/27(e)	194,000	191,021
3.15%, 9/19/27(e)	30,000	29,671
1.88%, 9/15/31(e)	495,000	441,242
3.90%, 7/12/47(e)	161,000	134,400
Fortescue Treasury Pty. Ltd.
6.13%, 4/15/32(e)	174,000	181,501
Glencore Finance Canada Ltd.
6.90%, 11/15/37(e)	20,000	22,860
6.00%, 11/15/41(e)	20,000	20,907
5.55%, 10/25/42(e)	20,000	19,647
Glencore Funding LLC
4.00%, 3/27/27(e)	40,000	39,956
5.34%, 4/4/27(e)	35,000	35,568
3.88%, 10/27/27(e)	20,000	19,932
5.40%, 5/8/28(e)	20,000	20,556
6.13%, 10/6/28(e)	46,000	48,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
4.88%, 3/12/29(e)	$30,000	$30,578
5.37%, 4/4/29(e)	45,000	46,546
2.50%, 9/1/30(e)	40,000	36,782
6.38%, 10/6/30(e)	30,000	32,449
2.85%, 4/27/31(e)	25,000	23,094
2.63%, 9/23/31(e)	42,000	37,949
5.70%, 5/8/33(e)	217,000	230,112
6.50%, 10/6/33(e)	42,000	46,662
5.63%, 4/4/34(e)	50,000	52,495
3.88%, 4/27/51(e)	20,000	15,169
3.38%, 9/23/51(e)	20,000	13,758
5.89%, 4/4/54(b)(e)	20,000	20,198
Goodman U.S. Finance Five LLC
4.63%, 5/4/32(e)	20,000	19,988
Goodman U.S. Finance Four LLC
4.50%, 10/15/37(e)	108,000	102,010
Macquarie Bank Ltd.
6.80%, 1/18/33(e)	225,000	248,038
Macquarie Group Ltd.
2.87%, 1/14/33, (2.871% fixed rate until 1/14/32; Secured Overnight Financing Rate + 1.532% thereafter)(a)(e)	166,000	150,913
Mineral Resources Ltd.
8.00%, 11/1/27(e)	31,000	31,669
9.25%, 10/1/28(e)	45,000	47,244
8.50%, 5/1/30(e)	26,000	27,042
National Australia Bank Ltd.
1.89%, 1/12/27(e)	257,000	251,704
3.91%, 6/9/27	347,000	347,577
3.35%, 1/12/37, (3.347% fixed rate until 1/12/32; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)(e)	476,000	437,293
NBN Co. Ltd.
5.75%, 10/6/28(e)	210,000	219,623
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	55,000	59,393
5.20%, 11/2/40	128,000	129,384
2.75%, 11/2/51	78,000	49,270
Rio Tinto Finance USA PLC
5.00%, 3/9/33	225,000	232,570
4.75%, 3/22/42	142,000	134,472
5.13%, 3/9/53	149,000	141,610
Santos Finance Ltd.
3.65%, 4/29/31(b)(e)	79,000	74,093
6.88%, 9/19/33(b)(e)	35,000	38,453
South32 Treasury Ltd.
4.35%, 4/14/32(e)	29,000	28,207
Transurban Finance Co. Pty. Ltd.
3.38%, 3/22/27(e)	48,000	47,619
2.45%, 3/16/31(e)	37,000	33,820
Westpac Banking Corp.
1.95%, 11/20/28	25,000	23,714
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(a)	528,000	527,433
5.41%, 8/10/33, (5.405% fixed rate until 8/10/32; 1-year Constant Maturity Treasury Rate + 2.68% thereafter)(a)	20,000	20,775
6.82%, 11/17/33	160,000	180,267
3.02%, 11/18/36, (3.02% fixed rate until 11/18/31; 5-year Constant Maturity Treasury Rate + 1.53% thereafter)(a)	25,000	22,630
4.42%, 7/24/39	3,000	2,818
2.96%, 11/16/40	65,000	50,433
3.13%, 11/18/41	218,000	167,307
Woodside Finance Ltd.
4.50%, 3/4/29(e)	106,000	106,338
5.70%, 9/12/54	231,000	221,943
Total Australia		7,076,356
Austria — 0.0%
Oesterreichische Kontrollbank AG
0.50%, 2/2/26	415,000	412,567
Belgium — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/1/46	786,000	740,525
Anheuser-Busch InBev Finance, Inc.
4.90%, 2/1/46	341,000	320,257
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 1/15/39	401,000	521,981
5.45%, 1/23/39	379,000	397,349
5.55%, 1/23/49	219,000	223,007
5.80%, 1/23/59	53,000	55,384
KBC Group NV
5.80%, 1/19/29, (5.796% fixed rate until 1/19/28; 1-year Constant Maturity Treasury Rate + 2.10% thereafter)(a)(e)	200,000	206,648
Total Belgium		2,465,151
Bermuda — 0.0%
Bacardi Ltd.
4.70%, 5/15/28(e)	312,000	314,641
RenaissanceRe Finance, Inc.
3.45%, 7/1/27	21,000	20,775
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	28,000	27,485
5.75%, 6/5/33	15,000	15,771
Triton Container International Ltd.
2.05%, 4/15/26(e)	25,000	24,710
3.15%, 6/15/31(e)	25,000	22,678
Triton Container International Ltd./TAL International Container Corp.
3.25%, 3/15/32	42,000	38,009
XL Group Ltd.
5.25%, 12/15/43	29,000	27,811
Total Bermuda		491,880
Brazil — 0.3%
Banco do Brasil SA
3.25%, 9/30/26(d)	200,000	198,181
Braskem Netherlands Finance BV
7.25%, 2/13/33(d)	224,000	81,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
BRF SA
4.88%, 1/24/30(d)	$249,000	$241,491
Cosan Luxembourg SA
7.50%, 6/27/30(d)	200,000	206,739
CSN Inova Ventures
6.75%, 1/28/28(d)	200,000	178,257
Embraer Netherlands Finance BV
5.98%, 2/11/35	122,000	129,669
Gerdau Trade, Inc.
5.75%, 6/9/35	150,000	155,289
Klabin Austria GmbH
5.75%, 4/3/29(d)	200,000	203,079
MARB BondCo PLC
3.95%, 1/29/31(d)	200,000	180,417
Minerva Luxembourg SA
4.38%, 3/18/31(d)	200,000	184,789
Petrobras Global Finance BV
5.60%, 1/3/31(b)	575,000	580,144
6.90%, 3/19/49	177,000	176,941
6.85%, 6/5/15	200,000	193,142
Raizen Fuels Finance SA
5.70%, 1/17/35(b)(d)	215,000	176,090
Samarco Mineracao SA
9.50%, 6/30/31, PIK(d)	176,018	176,533
Suzano Austria GmbH
2.50%, 9/15/28	29,000	27,415
3.75%, 1/15/31	90,000	84,784
3.13%, 1/15/32, Series DM3N	324,000	289,828
Vale Overseas Ltd.
3.75%, 7/8/30	71,000	68,536
6.13%, 6/12/33	72,000	77,301
8.25%, 1/17/34	21,000	25,304
6.88%, 11/21/36	193,000	218,932
6.88%, 11/10/39	104,000	118,369
6.40%, 6/28/54(b)	83,000	85,526
Vale SA
5.63%, 9/11/42	158,000	160,254
Yara International ASA
3.80%, 6/6/26(e)	20,000	19,935
4.75%, 6/1/28(e)	41,000	41,404
3.15%, 6/4/30(e)	31,000	29,302
7.38%, 11/14/32(d)	170,000	193,692
Total Brazil		4,503,215
Canada — 1.2%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 1/15/28(e)	20,000	19,781
3.50%, 2/15/29(e)	100,000	96,872
6.13%, 6/15/29(e)	61,000	62,847
4.00%, 10/15/30(e)	169,000	161,305
Air Canada
3.88%, 8/15/26(e)	105,000	104,579
Air Canada Pass-Through Trust
10.50%, 7/15/26, Series 2020-1, Class C(e)	200,000	206,164
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(a)	71,000	71,398
4.75%, 1/18/82, (4.75% fixed rate until 4/18/27; 5-year Constant Maturity Treasury Rate + 3.249% thereafter)(a)	31,000	30,562
Alimentation Couche-Tard, Inc.
2.95%, 1/25/30(e)	30,000	28,484
5.27%, 2/12/34(e)	35,000	36,072
3.44%, 5/13/41(e)	25,000	19,765
4.50%, 7/26/47(e)	20,000	17,237
3.80%, 1/25/50(e)	30,000	23,058
3.63%, 5/13/51(e)	151,000	110,747
5.62%, 2/12/54(e)	25,000	25,104
AltaGas Ltd.
7.20%, 10/15/54, (7.20% fixed rate until 10/15/34; 5-year Constant Maturity Treasury Rate + 3.573% thereafter)(a)(e)	36,000	37,182
Bank of Montreal
5.30%, 6/5/26	99,000	99,638
1.25%, 9/15/26	95,000	93,042
5.27%, 12/11/26	84,000	85,146
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(a)	73,000	72,652
2.65%, 3/8/27	91,000	89,586
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(a)	486,000	479,265
Bank of Nova Scotia
2.15%, 8/1/31	224,000	200,137
2.45%, 2/2/32	362,000	324,418
4.59%, 5/4/37, (4.588% fixed rate until 5/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(a)	89,000	86,964
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	321,000	343,511
Baytex Energy Corp.
8.50%, 4/30/30(e)	33,000	34,833
7.38%, 3/15/32(b)(e)	24,000	24,371
Bell Canada
5.10%, 5/11/33(b)	90,000	91,890
5.20%, 2/15/34(b)	46,000	46,958
4.46%, 4/1/48	340,000	284,491
Bombardier, Inc.
7.88%, 4/15/27(e)	6,000	6,000
6.00%, 2/15/28(e)	96,000	96,337
7.50%, 2/1/29(e)	43,000	44,923
8.75%, 11/15/30(e)	31,000	33,512
7.25%, 7/1/31(b)(e)	46,000	49,025
7.00%, 6/1/32(e)	31,000	32,711
Brookfield Asset Management Ltd.
6.08%, 9/15/55	68,000	70,224
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 4/15/50	77,000	53,679
Brookfield Finance, Inc.
4.85%, 3/29/29	173,000	176,180
4.35%, 4/15/30	100,000	100,467

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
3.50%, 3/30/51	$142,000	$99,578
3.63%, 2/15/52	32,000	22,857
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 9/15/27(e)	25,000	25,035
5.00%, 6/15/29(e)	14,000	13,469
4.88%, 2/15/30(e)	20,000	18,642
Canadian Imperial Bank of Commerce
1.25%, 6/22/26	55,000	54,178
5.62%, 7/17/26	33,000	33,331
5.93%, 10/2/26	62,000	63,017
3.45%, 4/7/27	273,000	271,469
5.00%, 4/28/28	278,000	284,495
5.99%, 10/3/28	51,000	53,678
3.60%, 4/7/32	21,000	20,091
6.09%, 10/3/33	23,000	25,176
Canadian National Railway Co.
2.75%, 3/1/26	37,000	36,883
6.90%, 7/15/28	35,000	37,639
3.85%, 8/5/32	16,000	15,548
5.85%, 11/1/33	6,000	6,578
6.25%, 8/1/34	27,000	30,182
6.20%, 6/1/36	34,000	38,188
6.38%, 11/15/37	16,000	18,159
3.20%, 8/2/46	35,000	25,784
3.65%, 2/3/48	33,000	25,662
4.45%, 1/20/49	35,000	30,668
2.45%, 5/1/50	33,000	19,873
4.40%, 8/5/52	38,000	32,631
6.13%, 11/1/53	66,000	72,582
Canadian Natural Resources Ltd.
3.85%, 6/1/27	75,000	74,732
2.95%, 7/15/30	35,000	32,999
7.20%, 1/15/32	30,000	33,953
6.45%, 6/30/33	25,000	27,311
5.85%, 2/1/35	30,000	31,488
6.50%, 2/15/37	40,000	43,734
6.25%, 3/15/38	100,000	107,526
6.75%, 2/1/39	35,000	39,046
4.95%, 6/1/47	70,000	62,264
Canadian Pacific Railway Co.
4.00%, 6/1/28	30,000	30,040
2.88%, 11/15/29	30,000	28,648
2.05%, 3/5/30	35,000	32,165
7.13%, 10/15/31	25,000	28,548
2.45%, 12/2/31	100,000	89,920
4.80%, 9/15/35	199,000	199,068
5.95%, 5/15/37	40,000	43,398
3.00%, 12/2/41	90,000	68,083
4.30%, 5/15/43	40,000	35,144
4.80%, 8/1/45	50,000	46,543
4.95%, 8/15/45	40,000	37,835
4.70%, 5/1/48	45,000	40,585
3.50%, 5/1/50	50,000	36,697
3.10%, 12/2/51(b)	165,000	111,868
4.20%, 11/15/69	40,000	30,691
6.13%, 9/15/15	80,000	82,099
Cenovus Energy, Inc.
5.25%, 6/15/37	21,000	20,572
6.75%, 11/15/39	108,000	120,554
5.40%, 6/15/47	51,000	47,310
3.75%, 2/15/52(b)	68,000	48,395
CI Financial Corp.
7.50%, 5/30/29(e)	64,000	67,976
4.10%, 6/15/51	68,000	48,215
Dye & Durham Ltd.
8.63%, 4/15/29(b)(e)	23,000	21,105
Element Fleet Management Corp.
6.27%, 6/26/26(e)	31,000	31,351
5.64%, 3/13/27(e)	31,000	31,555
6.32%, 12/4/28(e)	31,000	32,736
Emera U.S. Finance LP
3.55%, 6/15/26	46,000	45,835
2.64%, 6/15/31	32,000	28,791
4.75%, 6/15/46	110,000	95,258
Empower Finance 2020 LP
1.36%, 9/17/27(e)	17,000	16,236
1.78%, 3/17/31(e)	17,000	15,234
3.08%, 9/17/51(e)	29,000	19,193
Enbridge, Inc.
1.60%, 10/4/26	30,000	29,406
5.90%, 11/15/26	45,000	45,710
4.25%, 12/1/26	45,000	45,067
5.25%, 4/5/27	46,000	46,631
3.70%, 7/15/27	45,000	44,735
6.00%, 11/15/28	45,000	47,363
5.30%, 4/5/29	46,000	47,518
3.13%, 11/15/29	70,000	67,128
6.20%, 11/15/30	55,000	59,288
5.70%, 3/8/33	165,000	174,893
2.50%, 8/1/33	79,000	67,981
5.63%, 4/5/34	86,000	90,360
4.50%, 6/10/44	45,000	38,697
5.50%, 12/1/46	70,000	69,863
4.00%, 11/15/49	45,000	34,819
3.40%, 8/1/51	93,000	64,352
6.70%, 11/15/53	134,000	149,814
5.95%, 4/5/54	74,000	76,246
7.20%, 6/27/54, (7.20% fixed rate until 6/27/34; 5-year Constant Maturity Treasury Rate + 2.97% thereafter)(a)	25,000	26,800
7.38%, 3/15/55, (7.375% fixed rate until 3/15/30; 5-year Constant Maturity Treasury Rate + 3.122% thereafter)(a)	89,000	94,699
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	35,000	35,447
4.63%, 4/29/30(b)	45,000	45,247
3.38%, 3/3/31	45,000	42,412
5.63%, 8/16/32	55,000	57,544
6.00%, 12/7/33	45,000	47,959
6.35%, 3/22/54	145,000	152,165
6.10%, 3/15/55	78,000	79,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Garda World Security Corp.
6.00%, 6/1/29(e)	$126,000	$123,369
goeasy Ltd.
9.25%, 12/1/28(e)	127,000	130,901
7.63%, 7/1/29(e)	16,000	15,873
Great-West Lifeco Finance 2018 LP
4.05%, 5/17/28(e)	12,000	11,989
4.58%, 5/17/48(e)	21,000	18,556
Great-West Lifeco Finance Delaware LP
4.15%, 6/3/47(e)	29,000	24,012
Hudbay Minerals, Inc.
4.50%, 4/1/26(d)	25,000	25,060
6.13%, 4/1/29(d)	25,000	25,363
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.00%, 2/15/29(e)	151,000	159,086
Intact Financial Corp.
5.46%, 9/22/32(e)	25,000	25,942
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(e)	30,000	31,486
Kinross Gold Corp.
4.50%, 7/15/27	30,000	30,182
6.25%, 7/15/33	60,000	65,854
Kronos Acquisition Holdings, Inc.
8.25%, 6/30/31(e)	90,000	60,672
10.75%, 6/30/32(e)	284,000	126,592
Magna International, Inc.
5.50%, 3/21/33	43,000	44,958
Manulife Financial Corp.
4.15%, 3/4/26	73,000	72,994
2.48%, 5/19/27	37,000	36,231
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(a)	46,000	45,809
3.70%, 3/16/32	15,000	14,451
5.38%, 3/4/46	33,000	33,077
Mattamy Group Corp.
5.25%, 12/15/27(e)	20,000	20,004
4.63%, 3/1/30(e)	37,000	35,896
Methanex Corp.
5.13%, 10/15/27	29,000	29,106
5.25%, 12/15/29	29,000	29,009
5.65%, 12/1/44	84,000	73,799
Nutrien Ltd.
4.00%, 12/15/26	25,000	24,985
4.90%, 3/27/28	46,000	46,847
4.20%, 4/1/29	55,000	55,016
2.95%, 5/13/30	36,000	34,129
4.13%, 3/15/35	40,000	37,349
5.88%, 12/1/36	50,000	53,178
5.63%, 12/1/40	40,000	40,789
6.13%, 1/15/41	35,000	37,101
4.90%, 6/1/43	45,000	41,357
5.25%, 1/15/45	40,000	38,148
5.00%, 4/1/49	70,000	64,140
3.95%, 5/13/50	45,000	34,992
5.80%, 3/27/53(b)	70,000	71,553
Ontario Teachers' Cadillac Fairview Properties Trust
4.13%, 2/1/29(e)	200,000	199,844
Open Text Corp.
6.90%, 12/1/27(e)	41,000	42,549
3.88%, 2/15/28(e)	37,000	36,188
3.88%, 12/1/29(e)	35,000	33,216
Open Text Holdings, Inc.
4.13%, 2/15/30(e)	38,000	36,312
4.13%, 12/1/31(b)(e)	30,000	27,975
Precision Drilling Corp.
6.88%, 1/15/29(e)	71,000	71,535
Ritchie Bros. Holdings, Inc.
6.75%, 3/15/28(e)	23,000	23,558
7.75%, 3/15/31(e)	33,000	34,612
Rogers Communications, Inc.
3.63%, 12/15/25	45,000	44,978
2.90%, 11/15/26	30,000	29,640
3.20%, 3/15/27	80,000	78,985
5.00%, 2/15/29	103,000	105,058
3.80%, 3/15/32	140,000	132,523
5.30%, 2/15/34	90,000	91,360
7.50%, 8/15/38	154,000	180,206
4.50%, 3/15/42	70,000	60,862
5.45%, 10/1/43	60,000	57,490
4.35%, 5/1/49	9,000	7,288
3.70%, 11/15/49	174,000	127,657
4.55%, 3/15/52	180,000	146,392
5.25%, 3/15/82, (5.25% fixed rate until 3/15/27; 5-year Constant Maturity Treasury Rate + 3.59% thereafter)(a)(e)	330,000	328,479
Royal Bank of Canada
6.00%, 11/1/27	99,000	102,884
4.90%, 1/12/28	226,000	230,768
5.20%, 8/1/28	221,000	228,184
4.00%, 11/3/28, (3.995% fixed rate until 11/3/27; Secured Overnight Financing Rate + 0.70% thereafter)(a)	38,000	37,952
4.95%, 2/1/29	215,000	221,407
2.30%, 11/3/31	134,000	120,906
3.88%, 5/4/32	21,000	20,498
5.00%, 2/1/33	35,000	36,243
5.00%, 5/2/33	18,000	18,631
5.15%, 2/1/34(b)	102,000	107,291
Saturn Oil & Gas, Inc.
9.63%, 6/15/29(e)	29,000	29,520
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 3/1/55, (7.50% fixed rate until 3/1/35; 5-year Constant Maturity Treasury Rate + 3.667% thereafter)(a)(b)	26,000	27,614
7.63%, 3/1/55, (7.625% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 3.949% thereafter)(a)	18,000	18,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
South Bow USA Infrastructure Holdings LLC
4.91%, 9/1/27	$44,000	$44,373
5.03%, 10/1/29	70,000	71,122
5.58%, 10/1/34	113,000	114,488
6.18%, 10/1/54	63,000	61,271
Suncor Energy, Inc.
7.15%, 2/1/32	36,000	40,599
5.95%, 12/1/34	44,000	46,825
6.80%, 5/15/38	54,000	60,115
6.50%, 6/15/38	42,000	45,953
6.85%, 6/1/39	66,000	74,297
4.00%, 11/15/47	66,000	51,013
3.75%, 3/4/51	66,000	47,689
Superior Plus LP/Superior General Partner, Inc.
4.50%, 3/15/29(e)	25,000	24,203
Taseko Mines Ltd.
8.25%, 5/1/30(b)(e)	20,000	21,249
Teine Energy Ltd.
6.88%, 4/15/29(e)	165,000	165,108
TELUS Corp.
3.40%, 5/13/32	30,000	27,756
7.00%, 10/15/55, (7.00% fixed rate until 10/15/35; 5-year Constant Maturity Treasury Rate + 2.709% thereafter)(a)	28,000	29,332
Toronto-Dominion Bank
4.46%, 6/8/32	748,000	750,853
TR Finance LLC
5.50%, 8/15/35	36,000	37,735
5.85%, 4/15/40	45,000	47,443
5.65%, 11/23/43	32,000	32,491
TransAlta Corp.
7.75%, 11/15/29	54,000	56,398
6.50%, 3/15/40	12,000	12,183
TransCanada PipeLines Ltd.
7.63%, 1/15/39	462,000	556,722
Total Canada		16,718,910
Chile — 0.2%
Antofagasta PLC
2.38%, 10/14/30(d)	200,000	181,442
Celulosa Arauco y Constitucion SA
5.50%, 11/2/47	200,000	181,304
Cencosud SA
4.38%, 7/17/27(d)	200,000	200,316
Corp. Nacional del Cobre de Chile
5.13%, 2/2/33(e)	1,000,000	1,004,247
Empresa de Transporte de Pasajeros Metro SA
3.65%, 5/7/30(d)	223,000	216,687
Empresa Nacional del Petroleo
5.25%, 11/6/29(d)	200,000	203,289
Interchile SA
4.50%, 6/30/56(d)	200,000	174,831
Inversiones CMPC SA
4.38%, 4/4/27(d)	207,000	207,103
Sociedad Quimica y Minera de Chile SA
4.25%, 5/7/29(d)	200,000	199,362
Total Chile		2,568,581
China — 0.7%
Alibaba Group Holding Ltd.
3.40%, 12/6/27(b)	412,000	408,117
2.13%, 2/9/31	1,234,000	1,125,832
Amipeace Ltd.
1.75%, 11/9/26(d)	234,000	229,299
Baidu, Inc.
1.72%, 4/9/26	412,000	408,535
BOC Aviation Ltd.
4.50%, 5/23/28(d)	248,000	250,710
CFAMC II Co. Ltd.
4.88%, 11/22/26(d)	218,000	218,799
China Cinda Finance I Ltd.
4.75%, 2/8/28(d)	200,000	202,107
China Construction Bank Corp.
1.46%, 4/22/26(d)	346,000	342,578
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.60%, 1/20/26(d)	200,000	199,323
China Overseas Finance Cayman VIII Ltd.
2.75%, 3/2/30(d)	200,000	187,045
CICC Hong Kong Finance 2016 MTN Ltd.
5.49%, 3/1/26(d)	200,000	200,597
CITIC Ltd.
3.88%, 2/28/27(d)	400,000	399,454
CMB International Leasing Management Ltd.
2.00%, 2/4/26(d)	200,000	199,230
CNAC HK Finbridge Co. Ltd.
5.13%, 3/14/28(d)	221,000	225,549
CNOOC Finance Ltd.
5.50%, 5/21/33(e)	12,000	12,971
CNOOC Petroleum North America ULC
5.88%, 3/10/35	171,000	192,357
6.40%, 5/15/37	85,000	101,432
7.50%, 7/30/39	161,000	214,744
ENN Clean Energy International Investment Ltd.
3.38%, 5/12/26(d)	200,000	198,943
Industrial & Commercial Bank of China Ltd.
4.50%, 1/19/26(b)(d)	254,000	254,136
4.67%, 10/25/26, (Secured Overnight Financing Index + 0.60%)(a)(d)	556,000	556,764
JD.com, Inc.
3.38%, 1/14/30(b)	200,000	195,403
Lenovo Group Ltd.
3.42%, 11/2/30(d)	200,000	191,189
Meituan
3.05%, 10/28/30(d)	200,000	187,232
Prosus NV
3.68%, 1/21/30(e)	575,000	552,528

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 1/8/31(d)	$751,000	$701,410
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/27(d)	275,000	273,811
4.25%, 5/2/28(d)	275,000	277,678
Talent Yield International Ltd.
3.13%, 5/6/31(d)	200,000	189,218
Tencent Holdings Ltd.
3.93%, 1/19/38(d)	559,000	528,172
Three Gorges Finance I Cayman Islands Ltd.
3.15%, 6/2/26(d)	213,000	212,204
Xiaomi Best Time International Ltd.
3.38%, 4/29/30(d)	200,000	192,942
Total China		9,630,309
Colombia — 0.1%
Ecopetrol SA
8.63%, 1/19/29	50,000	53,786
6.88%, 4/29/30	82,000	83,519
4.63%, 11/2/31	52,000	46,473
7.75%, 2/1/32	57,000	58,557
8.88%, 1/13/33	95,000	101,691
8.38%, 1/19/36	76,000	78,073
7.38%, 9/18/43	47,000	43,315
5.88%, 5/28/45	109,000	82,675
5.88%, 11/2/51(b)	31,000	22,626
Empresas Publicas de Medellin ESP
4.25%, 7/18/29(d)	200,000	189,653
Grupo Nutresa SA
8.00%, 5/12/30(b)(d)	200,000	214,736
Total Colombia		975,104
Denmark — 0.0%
Danske Bank AS
1.55%, 9/10/27, (1.549% fixed rate until 9/10/26; 1-year Constant Maturity Treasury Rate + 0.73% thereafter)(a)(e)	309,000	302,919
Finland — 0.0%
Amer Sports Co.
6.75%, 2/16/31(e)	33,000	34,478
Nokia OYJ
6.63%, 5/15/39	46,000	49,498
Nordea Bank Abp
1.50%, 9/30/26(e)	235,000	230,278
Total Finland		314,254
France — 0.5%
Airbus SE
3.15%, 4/10/27(e)	239,000	236,968
AXA SA
8.60%, 12/15/30	122,000	144,700
Banque Federative du Credit Mutuel SA
1.60%, 10/4/26(e)	283,000	277,474
BNP Paribas SA
1.68%, 6/30/27, (1.675% fixed rate until 6/30/26; Secured Overnight Financing Rate + 0.912% thereafter)(a)(e)	601,000	591,942
3.50%, 11/16/27(e)	512,000	505,976
2.87%, 4/19/32, (2.871% fixed rate until 4/19/31; 3-month Secured Overnight Financing Rate + 1.387% thereafter)(a)(e)	652,000	597,035
BPCE SA
6.51%, 1/18/35, (6.508% fixed rate until 1/18/34; Secured Overnight Financing Rate + 2.791% thereafter)(a)(e)	439,000	470,096
Credit Agricole SA
4.00%, 1/10/33, (4.00% fixed rate until 1/10/28; 5-year U.S. dollar Swap Rate + 1.644% thereafter)(a)(e)	865,000	854,444
Electricite de France SA
4.88%, 9/21/38(e)	500,000	473,487
6.95%, 1/26/39(e)	126,000	142,832
4.95%, 10/13/45(e)	94,000	85,044
4.50%, 12/4/69(d)	1,000,000	720,109
Engie SA
5.25%, 4/10/29(e)	200,000	206,765
Orange SA
9.00%, 3/1/31	178,000	215,605
5.38%, 1/13/42	80,000	79,445
5.50%, 2/6/44	75,000	74,787
Pernod Ricard SA
5.50%, 1/15/42(e)	150,000	147,820
Societe Generale SA
3.65%, 7/8/35, (3.653% fixed rate until 7/8/30; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(a)(e)	300,000	282,233
7.13%, 1/19/55, (7.132% fixed rate until 1/19/54; 1-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(e)	200,000	212,861
TotalEnergies Capital International SA
2.83%, 1/10/30(b)	25,000	23,897
2.99%, 6/29/41	52,000	39,802
3.46%, 7/12/49	365,000	266,321
3.13%, 5/29/50	163,000	111,844
3.39%, 6/29/60	52,000	34,761
TotalEnergies Capital SA
5.15%, 4/5/34(b)	25,000	26,146
5.49%, 4/5/54	114,000	112,714
5.64%, 4/5/64	82,000	81,765
WEA Finance LLC
4.13%, 9/20/28(b)(e)	20,000	19,885
3.50%, 6/15/29(e)	251,000	243,729
4.63%, 9/20/48(e)	20,000	16,518
Total France		7,297,005
Germany — 0.6%
Allianz SE
5.10%, 1/30/49, (5.10% fixed rate until 1/30/29; Secured Overnight Financing Rate + 3.697% thereafter)(a)(d)	200,000	203,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Bayer U.S. Finance II LLC
5.50%, 7/30/35(e)	$475,000	$483,532
BMW U.S. Capital LLC
2.80%, 4/11/26(e)	212,000	210,977
1.25%, 8/12/26(e)	21,000	20,609
3.45%, 4/1/27(e)	90,000	89,395
4.90%, 4/2/27(e)	27,000	27,327
3.30%, 4/6/27(e)	21,000	20,817
3.75%, 4/12/28(b)(e)	31,000	30,798
5.05%, 8/11/28(e)	41,000	42,078
4.90%, 4/2/29(e)	33,000	33,744
3.63%, 4/18/29(e)	27,000	26,577
4.15%, 4/9/30(e)	41,000	40,866
2.55%, 4/1/31(e)	21,000	19,215
1.95%, 8/12/31(e)	21,000	18,455
3.70%, 4/1/32(e)	21,000	20,086
5.15%, 8/11/33(e)	25,000	25,842
5.15%, 4/2/34(e)	59,000	60,490
Daimler Truck Finance North America LLC
5.13%, 1/19/28(e)	587,000	598,279
Deutsche Bank AG
5.71%, 2/8/28, (5.706% fixed rate until 2/8/27; Secured Overnight Financing Rate + 1.594% thereafter)(a)	500,000	508,266
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(a)	631,000	661,596
3.73%, 1/14/32, (3.729% fixed rate until 1/14/31; Secured Overnight Financing Rate + 2.757% thereafter)(a)	517,000	490,644
Deutsche Telekom International Finance BV
8.75%, 6/15/30	378,000	444,475
E.ON International Finance BV
6.65%, 4/30/38(e)	41,000	46,452
Kreditanstalt fuer Wiederaufbau
1.00%, 10/1/26	1,120,000	1,094,915
3.75%, 2/15/28	169,000	169,844
2.88%, 4/3/28	62,000	61,123
0.75%, 9/30/30	41,000	35,812
4.75%, 10/29/30	41,000	43,025
4.38%, 2/28/34	41,000	42,258
4.89%, 4/18/36(c)	41,000	26,824
4.91%, 6/29/37(c)	41,000	25,387
Landwirtschaftliche Rentenbank
4.13%, 5/28/30	31,000	31,639
0.88%, 9/3/30	444,000	390,872
Mercedes-Benz Finance North America LLC
3.75%, 2/22/28(e)	795,000	790,985
Mercer International, Inc.
12.88%, 10/1/28(e)	46,000	33,633
5.13%, 2/1/29(b)	36,000	21,459
RWE Finance U.S. LLC
5.88%, 4/16/34(e)	150,000	158,350
Siemens Financieringsmaatschappij NV
2.15%, 3/11/31(e)	745,000	677,282
TK Elevator U.S. Newco, Inc.
5.25%, 7/15/27(e)	200,000	200,580
Volkswagen Group of America Finance LLC
4.75%, 11/13/28(e)	605,000	611,925
ZF North America Capital, Inc.
6.88%, 4/14/28(e)	158,000	161,458
Total Germany		8,701,166
Hong Kong — 0.2%
AIA Group Ltd.
5.63%, 10/25/27(e)	250,000	257,592
4.95%, 4/4/33(b)(e)	331,000	343,026
China Life Insurance Overseas Co. Ltd.
5.35%, 8/15/33, (5.35% fixed rate until 8/15/28; 5-year Constant Maturity Treasury Rate + 1.232% thereafter)(a)(d)	200,000	206,223
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/27(d)	200,000	198,218
HKT Capital No. 4 Ltd.
3.00%, 7/14/26(d)	200,000	198,537
Hongkong Electric Finance Ltd.
2.88%, 5/3/26(d)	200,000	198,994
Hongkong Land Finance Cayman Islands Co. Ltd.
2.88%, 5/27/30(d)	200,000	189,517
JMH Co. Ltd.
2.50%, 4/9/31(d)	200,000	184,029
Joy Treasure Assets Holdings, Inc.
5.50%, 2/1/27(d)	200,000	202,156
MTR Corp. CI Ltd.
2.50%, 11/2/26, Series DIP(d)	200,000	197,624
5.63%, 9/24/35, (5.625% fixed rate until 12/24/35; 5-year Constant Maturity Treasury Rate + 1.457% thereafter)(a)(d)(f)	254,000	268,477
Prudential Funding Asia PLC
3.13%, 4/14/30	27,000	25,932
3.63%, 3/24/32	9,000	8,574
Sun Hung Kai Properties Capital Market Ltd.
3.75%, 2/25/29(d)	200,000	198,109
Total Hong Kong		2,677,008
Hungary — 0.0%
MVM Energetika Zrt
7.50%, 6/9/28(d)	200,000	212,252
India — 0.1%
Adani Ports & Special Economic Zone Ltd.
4.38%, 7/3/29(d)	200,000	193,605
Indian Railway Finance Corp. Ltd.
3.84%, 12/13/27(d)	200,000	198,323
JSW Steel Ltd.
3.95%, 4/5/27(d)	200,000	196,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Network i2i Ltd.
3.98%, 3/3/26, (3.975% fixed rate until 6/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(d)(f)	$200,000	$198,786
Power Finance Corp. Ltd.
3.75%, 12/6/27(d)	200,000	197,684
REC Ltd.
2.25%, 9/1/26(d)	200,000	196,933
Reliance Industries Ltd.
2.88%, 1/12/32(d)	371,000	339,073
State Bank of India
1.80%, 7/13/26(d)	200,000	197,036
Vedanta Resources Finance II PLC
10.88%, 9/17/29(d)	200,000	208,145
Total India		1,926,317
Indonesia — 0.2%
Freeport Indonesia PT
5.32%, 4/14/32(d)	300,000	304,456
Indofood CBP Sukses Makmur Tbk. PT
3.54%, 4/27/32(d)	200,000	186,514
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 5/15/30(d)	200,000	206,306
Pertamina Persero PT
2.30%, 2/9/31(d)	1,141,000	1,012,763
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 5/21/28(d)	229,000	235,220
5.25%, 10/24/42(d)	422,000	396,917
Total Indonesia		2,342,176
Ireland — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.10%, 1/19/29	1,450,000	1,486,884
3.30%, 1/30/32	215,000	199,418
3.85%, 10/29/41	162,000	133,618
AIB Group PLC
6.61%, 9/13/29, (6.608% fixed rate until 9/13/28; Secured Overnight Financing Rate + 2.33% thereafter)(a)(e)	242,000	257,527
Avolon Holdings Funding Ltd.
5.50%, 1/15/26(e)	27,000	27,025
2.13%, 2/21/26(e)	13,000	12,931
3.25%, 2/15/27(e)	27,000	26,666
2.53%, 11/18/27(e)	37,000	35,815
2.75%, 2/21/28(e)	31,000	29,945
6.38%, 5/4/28(e)	48,000	50,114
5.75%, 3/1/29(e)	48,000	49,774
5.75%, 11/15/29(e)	34,000	35,367
Bank of Ireland Group PLC
2.03%, 9/30/27, (2.029% fixed rate until 9/30/26; 1-year Constant Maturity Treasury Rate + 1.100% thereafter)(a)(e)	209,000	205,359
GGAM Finance Ltd.
8.00%, 2/15/27(e)	100,000	102,338
8.00%, 6/15/28(e)	2,000	2,120
6.88%, 4/15/29(e)	2,000	2,079
SMBC Aviation Capital Finance DAC
5.30%, 4/3/29(e)	211,000	217,389
Smurfit Kappa Treasury ULC
5.44%, 4/3/34	295,000	306,860
Total Ireland		3,181,229
Israel — 0.1%
Energean Israel Finance Ltd.
5.38%, 3/30/28(d)	65,626	64,669
5.88%, 3/30/31(d)	62,110	60,106
8.50%, 9/30/33(b)(d)	31,000	33,113
ICL Group Ltd.
6.38%, 5/31/38(d)	28,000	29,105
Israel Electric Corp. Ltd.
4.25%, 8/14/28(d)	412,000	408,060
Leviathan Bond Ltd.
6.50%, 6/30/27(d)	25,000	25,158
6.75%, 6/30/30(d)	58,251	59,149
Teva Pharmaceutical Finance Co. LLC
6.15%, 2/1/36	179,000	189,220
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	40,000	39,492
Total Israel		908,072
Italy — 0.1%
Enel Finance International NV
5.00%, 6/15/32(e)	815,000	833,317
Eni SpA
5.70%, 10/1/40(e)	120,000	120,085
Eni USA, Inc.
7.30%, 11/15/27	108,000	114,301
Fibercop SpA
6.00%, 9/30/34, Series 2034(e)	411,000	388,625
Telecom Italia Capital SA
6.38%, 11/15/33	20,000	21,078
6.00%, 9/30/34	27,000	27,753
7.20%, 7/18/36	20,000	21,846
7.72%, 6/4/38	15,000	16,658
Total Italy		1,543,663
Japan — 0.6%
Dai-ichi Life Insurance Co. Ltd.
4.00%, 7/24/26, (4.00% fixed rate until 7/24/26; Secured Overnight Financing Rate + 3.66% thereafter)(a)(e)(f)	200,000	199,277
Honda Motor Co. Ltd.
2.97%, 3/10/32	15,000	13,777
5.34%, 7/8/35	176,000	180,992
JT International Financial Services BV
3.88%, 9/28/28(d)	200,000	198,795
Meiji Yasuda Life Insurance Co.
5.10%, 4/26/48, (5.10% fixed rate until 4/26/28; 5-year U.S. dollar ICE Swap Rate + 3.15% thereafter)(a)(e)	200,000	202,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.
3.68%, 2/22/27	$73,000	$72,819
3.29%, 7/25/27(b)	75,000	74,324
3.96%, 3/2/28(b)	95,000	95,140
4.05%, 9/11/28	55,000	55,223
3.74%, 3/7/29	114,000	113,082
4.29%, 7/26/38	20,000	19,235
4.15%, 3/7/39(b)	147,000	138,802
Mizuho Financial Group, Inc.
2.84%, 9/13/26(b)	670,000	663,990
2.56%, 9/13/31	457,000	410,244
MUFG Bank Ltd.
4.70%, 3/10/44(e)	506,000	472,725
Nippon Life Insurance Co.
3.40%, 1/23/50, (3.40% fixed rate until 1/23/30; 5-year Constant Maturity Treasury Rate + 2.612% thereafter)(a)(e)	483,000	458,341
Nissan Motor Co. Ltd.
4.81%, 9/17/30(e)	215,000	201,992
Nomura Holdings, Inc.
2.17%, 7/14/28	310,000	294,765
3.10%, 1/16/30	428,000	407,726
2.68%, 7/16/30	200,000	185,240
NTT Finance Corp.
5.14%, 7/2/31(b)(e)	420,000	433,907
ORIX Corp.
2.25%, 3/9/31	44,000	39,661
Rakuten Group, Inc.
5.13%, 4/22/26, (5.125% fixed rate until 4/22/26; 5-year Constant Maturity Treasury Rate + 4.578% thereafter)(a)(b)(e)(f)	421,000	417,723
Sumitomo Life Insurance Co.
4.00%, 9/14/77, (4.00% fixed rate until 9/14/27; Secured Overnight Financing Rate + 2.993% thereafter)(a)(e)	213,000	211,483
Sumitomo Mitsui Financial Group, Inc.
3.36%, 7/12/27(b)	1,465,000	1,452,595
3.04%, 7/16/29(b)	819,000	788,663
2.30%, 1/12/41	341,000	243,070
2.93%, 9/17/41	186,000	139,118
Sumitomo Mitsui Trust Bank Ltd.
4.95%, 9/15/27(e)	200,000	203,365
Takeda Pharmaceutical Co. Ltd.
3.38%, 7/9/60	305,000	200,345
Toyota Motor Corp.
5.05%, 6/30/35(b)	159,000	164,640
Total Japan		8,753,711
Kazakhstan — 0.0%
KazMunayGas National Co. JSC
3.50%, 4/14/33(d)	375,000	339,247
Tengizchevroil Finance Co. International Ltd.
4.00%, 8/15/26(d)	200,000	198,914
Total Kazakhstan		538,161
Kuwait — 0.0%
KFH Tier 1 Sukuk Ltd.
3.60%, 6/30/26, (3.60% fixed rate until 12/30/26; 5-year Constant Maturity Treasury Rate + 2.629% thereafter)(a)(d)(f)	200,000	196,753
NBK Tier 1 Ltd.
3.63%, 8/24/26, (3.625% fixed rate until 2/24/27; 6-Year Constant Maturity Treasury Rate + 2.875% thereafter)(a)(d)(f)	250,000	245,747
Total Kuwait		442,500
Luxembourg — 0.0%
Altice Financing SA
5.00%, 1/15/28(e)	200,000	140,063
ArcelorMittal SA
6.55%, 11/29/27	75,000	78,082
4.25%, 7/16/29	31,000	31,117
6.80%, 11/29/32(b)	70,000	78,492
6.00%, 6/17/34(b)	35,000	37,824
7.00%, 10/15/39	62,000	70,418
6.75%, 3/1/41	72,000	78,896
6.35%, 6/17/54(b)	45,000	47,191
Total Luxembourg		562,083
Macau — 0.1%
Sands China Ltd.
5.40%, 8/8/28	450,000	457,386
Wynn Macau Ltd.
5.50%, 10/1/27(e)	200,000	199,777
Total Macau		657,163
Malaysia — 0.1%
Axiata SPV2 Bhd.
2.16%, 8/19/30(d)	200,000	181,863
Khazanah Global Sukuk Bhd.
4.69%, 6/1/28(d)	200,000	203,069
Petronas Capital Ltd.
2.48%, 1/28/32(d)	1,002,000	904,474
Total Malaysia		1,289,406
Mexico — 0.5%
America Movil SAB de CV
4.70%, 7/21/32	700,000	708,228
Bimbo Bakeries USA, Inc.
5.38%, 1/9/36(d)	200,000	204,668
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(d)	170,000	170,006
Braskem Idesa SAPI
7.45%, 11/15/29(d)(g)	470,000	285,693
Cemex SAB de CV
5.45%, 11/19/29(d)	213,000	215,903
Coca-Cola Femsa SAB de CV
1.85%, 9/1/32	150,000	126,595
Comision Federal de Electricidad
3.88%, 7/26/33(d)	259,000	228,609
El Puerto de Liverpool SAB de CV
3.88%, 10/6/26(d)	300,000	299,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Fomento Economico Mexicano SAB de CV
4.38%, 5/10/43	$169,000	$150,250
Grupo Televisa SAB
6.63%, 1/15/40(b)	570,000	527,334
Industrias Penoles SAB de CV
4.75%, 8/6/50(b)(d)	262,000	218,120
Infraestructura Energetica Nova SAPI de CV
3.75%, 1/14/28(e)	200,000	197,256
Mexico City Airport Trust
4.25%, 10/31/26(d)	218,000	217,422
3.88%, 4/30/28(d)	400,000	391,286
Orbia Advance Corp. SAB de CV
2.88%, 5/11/31(d)	280,000	228,947
Petroleos Mexicanos
6.50%, 1/23/29	50,000	50,803
8.75%, 6/2/29	79,000	84,584
6.84%, 1/23/30	97,000	98,327
5.95%, 1/28/31	156,000	150,816
6.70%, 2/16/32	280,000	278,139
6.63%, 6/15/35(b)	151,000	142,355
6.50%, 6/2/41(b)	64,000	55,491
5.50%, 6/27/44	41,000	31,043
6.38%, 1/23/45	50,000	39,875
5.63%, 1/23/46	36,000	27,024
6.75%, 9/21/47	233,000	189,871
6.35%, 2/12/48	65,000	50,722
7.69%, 1/23/50	335,000	299,504
6.95%, 1/28/60	157,000	126,853
Southern Copper Corp.
6.75%, 4/16/40	127,000	144,275
5.25%, 11/8/42	124,000	119,149
5.88%, 4/23/45(b)	194,000	200,748
Trust Fibra Uno
7.38%, 2/13/34(d)	200,000	215,545
Total Mexico		6,474,771
Morocco — 0.0%
OCP SA
3.75%, 6/23/31(d)	400,000	373,582
Netherlands — 0.3%
ABN AMRO Bank NV
1.54%, 6/16/27, (1.542% fixed rate until 6/16/26; 1-year Constant Maturity Treasury Rate + 0.80% thereafter)(a)(b)(e)	300,000	295,640
AEGON Funding Co. LLC
5.50%, 4/16/27(e)	200,000	203,300
Ahold Finance USA LLC
6.88%, 5/1/29	36,000	39,185
Cooperatieve Rabobank UA
5.45%, 3/5/30, (5.447% fixed rate until 3/5/29; 1-year Constant Maturity Treasury Rate + 1.12% thereafter)(a)(e)	818,000	849,226
5.25%, 5/24/41	107,000	108,541
Heineken NV
4.00%, 10/1/42(e)	20,000	17,103
4.35%, 3/29/47(e)	27,000	23,032
ING Groep NV
1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(a)	520,000	515,761
2.73%, 4/1/32, (2.727% fixed rate until 4/1/31; Secured Overnight Financing Rate + 1.316% thereafter)(a)	300,000	277,156
Koninklijke Ahold Delhaize NV
5.70%, 10/1/40	44,000	46,298
Koninklijke Philips NV
6.88%, 3/11/38	112,000	127,127
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 6/18/29	986,000	987,808
5.00%, 1/15/33(b)	200,000	203,552
Ziggo BV
4.88%, 1/15/30(e)	200,000	189,551
Total Netherlands		3,883,280
New Zealand — 0.1%
ANZ New Zealand International Ltd.
1.25%, 6/22/26(e)	364,000	358,545
ASB Bank Ltd.
5.28%, 6/17/32, (5.284% fixed rate until 6/17/27; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(e)	229,000	231,907
Bank of New Zealand
2.29%, 1/27/27(e)	257,000	252,351
Westpac New Zealand Ltd.
5.13%, 2/26/27(e)	209,000	211,830
Total New Zealand		1,054,633
Nigeria — 0.0%
IHS Holding Ltd.
5.63%, 11/29/26(d)	200,000	198,983
Norway — 0.0%
Aker BP ASA
3.75%, 1/15/30(e)	189,000	183,222
Equinor ASA
3.63%, 9/10/28	21,000	20,922
3.13%, 4/6/30	66,000	63,716
2.38%, 5/22/30	15,000	14,002
3.63%, 4/6/40	10,000	8,623
5.10%, 8/17/40	15,000	15,164
4.25%, 11/23/41	30,000	27,247
3.95%, 5/15/43	17,000	14,596
4.80%, 11/8/43	15,000	14,263
3.25%, 11/18/49	21,000	15,136
3.70%, 4/6/50	26,000	20,252
Var Energi ASA
5.00%, 5/18/27(e)	200,000	202,081
Total Norway		599,224
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA
4.00%, 8/11/41(d)	223,000	186,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Peru — 0.0%
Banco de Credito del Peru S.A.
5.80%, 3/10/35, (5.80% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.24% thereafter)(a)(d)	$50,000	$50,566
Banco de Credito del Peru SA
5.85%, 1/11/29(d)	20,000	20,848
3.25%, 9/30/31, (3.25% fixed rate until 9/30/26; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(a)(b)(d)	20,000	19,710
Petroleos del Peru SA
4.75%, 6/19/32(d)	200,000	169,051
Total Peru		260,175
Philippines — 0.0%
Metropolitan Bank & Trust Co.
2.13%, 1/15/26(d)	200,000	199,338
Puerto Rico — 0.0%
LCPR Senior Secured Financing DAC
5.13%, 7/15/29(e)	283,000	180,072
Qatar — 0.1%
QatarEnergy
3.13%, 7/12/41(d)	202,000	156,730
3.30%, 7/12/51(d)	200,000	142,656
QIB Sukuk Ltd.
5.58%, 11/22/28(d)	400,000	415,108
QNB Finance Ltd.
1.38%, 1/26/26(d)	279,000	277,597
Total Qatar		992,091
Saudi Arabia — 0.4%
Al Rajhi Sukuk Ltd.
4.75%, 4/5/28(d)	426,000	429,842
BSF Finance
5.50%, 11/23/27(d)	400,000	408,835
EIG Pearl Holdings SARL
3.55%, 8/31/36(d)	196,690	181,971
Gaci First Investment Co.
5.25%, 1/29/34(d)	322,000	332,988
Greensaif Pipelines Bidco SARL
6.13%, 2/23/38(d)	200,000	213,345
SA Global Sukuk Ltd.
4.75%, 10/2/34(d)	202,000	201,235
Saudi Arabian Oil Co.
2.25%, 11/24/30(d)	586,000	530,432
4.25%, 4/16/39(d)	476,000	434,250
4.38%, 4/16/49(d)	259,000	218,647
Saudi Electricity Global Sukuk Co. 2
5.06%, 4/8/43(d)	204,000	201,186
Saudi Electricity Global Sukuk Co. 4
4.72%, 9/27/28(d)	200,000	203,551
Saudi Electricity Sukuk Programme Co.
5.68%, 4/11/53(d)	209,000	210,443
SNB Sukuk Ltd.
5.13%, 2/27/29(d)	200,000	204,698
Suci Second Investment Co.
6.25%, 10/25/33(b)(d)	733,000	809,153
TMS Issuer SARL
5.78%, 8/23/32(d)	254,000	264,872
Total Saudi Arabia		4,845,448
Singapore — 0.1%
Oversea-Chinese Banking Corp. Ltd.
4.60%, 6/15/32, (4.602% fixed rate until 6/15/27; 5-year Constant Maturity Treasury Rate + 1.575% thereafter)(a)(d)	200,000	200,916
Temasek Financial I Ltd.
2.38%, 8/2/41(e)	274,000	206,651
United Overseas Bank Ltd.
1.25%, 4/14/26(e)	200,000	198,019
Total Singapore		605,586
South Africa — 0.1%
Anglo American Capital PLC
5.50%, 5/2/33(d)	327,000	340,280
Eskom Holdings
4.31%, 7/23/27(d)	200,000	198,309
Sasol Financing USA LLC
4.38%, 9/18/26	378,000	375,629
Total South Africa		914,218
South Korea — 0.2%
Hyundai Capital Services, Inc.
5.13%, 2/5/27(d)	200,000	202,000
KEB Hana Bank
1.25%, 12/16/26(d)	200,000	194,481
Kookmin Bank
2.38%, 2/15/27(d)	200,000	196,386
LG Chem Ltd.
1.38%, 7/7/26(d)	200,000	196,549
LG Energy Solution Ltd.
5.38%, 7/2/29(d)	300,000	308,690
POSCO
5.75%, 1/17/28(d)	200,000	206,193
Shinhan Bank Co. Ltd.
3.75%, 9/20/27(d)	308,000	305,473
SK hynix, Inc.
6.38%, 1/17/28(e)	350,000	365,504
Woori Bank
2.00%, 1/20/27(d)	400,000	391,561
Total South Korea		2,366,837
Spain — 0.1%
Banco Santander SA
3.80%, 2/23/28	200,000	198,428
2.75%, 12/3/30	1,200,000	1,096,388
CaixaBank SA
5.67%, 3/15/30, (5.673% fixed rate until 3/15/29; Secured Overnight Financing Index + 1.78% thereafter)(a)(e)	237,000	247,054
Iberdrola International BV
6.75%, 7/15/36	46,000	52,426
Total Spain		1,594,296
Sweden — 0.0%
SiriusPoint Ltd.
7.00%, 4/5/29	24,000	25,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Swedbank AB
1.54%, 11/16/26(e)	$200,000	$195,604
Total Sweden		220,824
Switzerland — 0.1%
ABB Finance USA, Inc.
3.80%, 4/3/28	25,000	25,150
4.38%, 5/8/42	33,000	30,049
Consolidated Energy Finance SA
6.50%, 5/15/26(e)	150,000	142,888
Credit Suisse USA LLC
7.13%, 7/15/32	1,048,000	1,206,984
Swiss Re Treasury U.S. Corp.
4.25%, 12/6/42(e)	104,000	91,147
Tyco Electronics Group SA
4.50%, 2/13/26	35,000	35,036
3.70%, 2/15/26	24,000	23,982
3.13%, 8/15/27	36,000	35,625
2.50%, 2/4/32	77,000	69,453
7.13%, 10/1/37	28,000	33,251
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 6/1/28(b)(e)	20,000	20,771
6.38%, 2/1/30(b)(e)	41,000	39,527
Total Switzerland		1,753,863
Taiwan — 0.1%
Foxconn Far East Ltd.
3.00%, 9/23/26(d)	200,000	198,030
TSMC Arizona Corp.
4.25%, 4/22/32(b)	250,000	252,295
TSMC Global Ltd.
1.75%, 4/23/28(d)	200,000	190,087
Total Taiwan		640,412
Thailand — 0.1%
Bangkok Bank PCL
5.30%, 9/21/28(d)	240,000	246,694
3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.900% thereafter)(a)(d)	235,000	223,754
GC Treasury Center Co. Ltd.
2.98%, 3/18/31(d)	200,000	182,791
PTTEP Treasury Center Co. Ltd.
2.99%, 1/15/30(d)	200,000	191,112
Thaioil Treasury Center Co. Ltd.
2.50%, 6/18/30(d)	213,000	194,000
Total Thailand		1,038,351
Turkey — 0.1%
TC Ziraat Bankasi AS
9.50%, 8/1/26(d)	200,000	207,496
Turkiye Vakiflar Bankasi TAO
5.50%, 10/1/26(d)	200,000	201,870
Yapi ve Kredi Bankasi AS
9.25%, 10/16/28(d)	200,000	218,912
Total Turkey		628,278
United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC
3.50%, 3/31/27(d)	416,000	412,476
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/2/29(d)	215,000	211,440
Abu Dhabi Developmental Holding Co. PJSC
5.50%, 5/8/34(d)	200,000	212,565
Abu Dhabi National Energy Co. PJSC
4.70%, 4/24/33(d)	249,000	252,281
6.50%, 10/27/36(e)	100,000	115,259
Adnoc Murban Rsc Ltd.
4.50%, 9/11/34(d)	200,000	198,679
Aldar Sukuk No. 2 Ltd.
3.88%, 10/22/29(d)	200,000	195,592
DIB Tier 1 Sukuk 5 Ltd.
3.38%, 10/19/26, (3.375% fixed rate until 4/19/27; 6-Year Constant Maturity Treasury Rate + 2.246% thereafter)(a)(d)(f)	200,000	194,846
DP World Crescent Ltd.
4.85%, 9/26/28(d)	200,000	202,167
5.50%, 5/8/35(d)	250,000	259,505
DP World Ltd.
6.85%, 7/2/37(d)	200,000	229,151
Emaar Sukuk Ltd.
3.64%, 9/15/26(d)	200,000	198,686
Emirates NBD Bank PJSC
5.63%, 10/21/27(d)	200,000	205,932
Fab Sukuk Co. Ltd.
4.58%, 1/17/28(d)	280,000	282,633
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 3/31/34(e)	300,652	272,000
MDGH GMTN RSC Ltd.
5.50%, 4/28/33(d)	792,000	843,272
Total United Arab Emirates		4,286,484
United Kingdom — 1.3%
Astrazeneca Finance LLC
1.20%, 5/28/26	90,000	88,823
4.88%, 3/3/28	80,000	81,846
4.90%, 3/3/30	15,000	15,545
4.90%, 2/26/31	20,000	20,770
2.25%, 5/28/31	15,000	13,699
4.88%, 3/3/33	10,000	10,388
5.00%, 2/26/34	30,000	31,278
AstraZeneca PLC
3.13%, 6/12/27	55,000	54,498
4.00%, 1/17/29	73,000	73,262
1.38%, 8/6/30	25,000	22,266
6.45%, 9/15/37	253,000	291,860
4.00%, 9/18/42	45,000	39,413
4.38%, 11/16/45	45,000	40,437
4.38%, 8/17/48	33,000	29,398
2.13%, 8/6/50	69,000	39,835
3.00%, 5/28/51	35,000	24,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
BAE Systems PLC
5.80%, 10/11/41(e)	$225,000	$238,563
Barclays PLC
5.37%, 2/25/31, (5.367% fixed rate until 2/25/30; Secured Overnight Financing Rate + 1.23% thereafter)(a)	781,000	808,982
2.67%, 3/10/32, (2.667% fixed rate until 3/10/31; 1-year Constant Maturity Treasury Rate + 1.20% thereafter)(a)	332,000	303,093
7.44%, 11/2/33, (7.437% fixed rate until 11/2/32; 1-year Constant Maturity Treasury Rate + 3.50% thereafter)(a)	1,409,000	1,623,716
3.81%, 3/10/42, (3.811% fixed rate until 3/10/41; 1-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)	309,000	249,229
BAT Capital Corp.
3.56%, 8/15/27	149,000	147,644
4.91%, 4/2/30	176,000	180,243
6.34%, 8/2/30	460,000	498,229
4.39%, 8/15/37	200,000	185,454
3.98%, 9/25/50	123,000	91,608
7.08%, 8/2/53	13,000	14,915
British Telecommunications PLC
9.63%, 12/15/30	316,000	389,207
CK Hutchison International 21 Ltd.
2.50%, 4/15/31(b)(e)	750,000	688,432
Connect Finco Sarl/Connect US Finco LLC
9.00%, 9/15/29(b)(e)	200,000	212,916
Diageo Capital PLC
3.88%, 5/18/28	412,000	411,873
5.88%, 9/30/36	29,000	31,645
3.88%, 4/29/43	112,000	93,558
Diageo Investment Corp.
4.25%, 5/11/42	24,000	20,992
GlaxoSmithKline Capital PLC
3.38%, 6/1/29	55,000	53,970
HSBC Holdings PLC
8.11%, 11/3/33, (8.113% fixed rate until 11/3/32; Secured Overnight Financing Rate + 4.25% thereafter)(a)	970,000	1,142,927
6.50%, 9/15/37	1,182,000	1,312,775
6.10%, 1/14/42(b)	111,000	121,573
Imperial Brands Finance PLC
3.88%, 7/26/29(e)	200,000	196,856
Jaguar Land Rover Automotive PLC
5.50%, 7/15/29(b)(e)	200,000	200,141
Lloyds Banking Group PLC
4.38%, 3/22/28	680,000	684,790
7.95%, 11/15/33, (7.953% fixed rate until 11/15/32; 1-year Constant Maturity Treasury Rate + 3.75% thereafter)(a)	709,000	829,633
Macquarie Airfinance Holdings Ltd.
6.40%, 3/26/29(e)	20,000	21,041
6.50%, 3/26/31(e)	20,000	21,478
Mead Johnson Nutrition Co.
5.90%, 11/1/39	49,000	53,201
4.60%, 6/1/44	22,000	19,954
Nationwide Building Society
4.00%, 9/14/26(e)	515,000	513,941
NatWest Group PLC
3.07%, 5/22/28, (3.073% fixed rate until 5/22/27; 1-year Constant Maturity Treasury Rate + 2.55% thereafter)(a)	505,000	497,805
3.03%, 11/28/35, (3.032% fixed rate until 11/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(a)	341,000	314,826
NatWest Markets PLC
1.60%, 9/29/26(e)	229,000	224,627
nVent Finance SARL
2.75%, 11/15/31	22,000	19,923
5.65%, 5/15/33	36,000	37,767
RELX Capital, Inc.
4.00%, 3/18/29	59,000	58,911
3.00%, 5/22/30	54,000	51,400
4.75%, 5/20/32	36,000	36,804
Reynolds American, Inc.
6.15%, 9/15/43	516,000	535,661
5.85%, 8/15/45	638,000	636,383
Santander U.K. Group Holdings PLC
2.47%, 1/11/28, (2.469% fixed rate until 1/11/27; Secured Overnight Financing Rate + 1.22% thereafter)(a)	432,000	423,676
Smith & Nephew PLC
5.15%, 3/20/27	22,000	22,254
2.03%, 10/14/30	71,000	63,868
5.40%, 3/20/34	46,000	48,045
Standard Chartered PLC
6.30%, 1/9/29, (6.301% fixed rate until 1/9/28; 1-year Constant Maturity Treasury Rate + 2.45% thereafter)(a)(e)	400,000	416,381
5.70%, 3/26/44(e)	301,000	303,855
Unilever Capital Corp.
1.38%, 9/14/30	251,000	223,374
1.75%, 8/12/31	224,000	198,190
Vmed O2 U.K. Financing I PLC
7.75%, 4/15/32(e)	290,000	301,621
Vodafone Group PLC
6.25%, 11/30/32	136,000	148,445
6.15%, 2/27/37	240,000	263,292
5.00%, 5/30/38	33,000	32,748
5.63%, 2/10/53	258,000	251,043
5.75%, 2/10/63	300,000	289,898
4.13%, 6/4/81, (4.125% fixed rate until 6/4/31; 5-year Constant Maturity Treasury Rate + 2.767% thereafter)(a)	700,000	659,722
5.13%, 6/4/81, (5.125% fixed rate until 6/4/51; 5-year Constant Maturity Treasury Rate + 3.073% thereafter)(a)	26,000	20,652
Total United Kingdom		18,321,306
United States — 31.3%
3M Co.
2.88%, 10/15/27	6,000	5,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
3.05%, 4/15/30	$240,000	$229,971
4.00%, 9/14/48	213,000	174,019
3.25%, 8/26/49	34,000	23,959
7-Eleven, Inc.
1.30%, 2/10/28(e)	41,000	38,600
1.80%, 2/10/31(e)	70,000	61,335
2.50%, 2/10/41(e)	31,000	21,750
2.80%, 2/10/51(e)	96,000	59,605
Abbott Laboratories
3.75%, 11/30/26	35,000	34,996
1.15%, 1/30/28	15,000	14,215
1.40%, 6/30/30	13,000	11,674
4.75%, 11/30/36	35,000	35,570
6.15%, 11/30/37	10,000	11,344
6.00%, 4/1/39	10,000	11,208
5.30%, 5/27/40	15,000	15,668
4.75%, 4/15/43	15,000	14,439
4.90%, 11/30/46	67,000	64,266
AbbVie, Inc.
3.20%, 11/21/29	181,000	175,683
4.55%, 3/15/35	172,000	171,344
4.50%, 5/14/35	742,000	737,116
4.05%, 11/21/39	437,000	395,622
4.85%, 6/15/44	45,000	42,592
4.75%, 3/15/45	54,000	50,116
4.70%, 5/14/45	142,000	131,134
4.45%, 5/14/46	131,000	116,247
4.88%, 11/14/48	125,000	116,492
4.25%, 11/21/49	412,000	348,553
5.40%, 3/15/54	133,000	132,656
5.50%, 3/15/64	73,000	73,113
Acadia Healthcare Co., Inc.
5.50%, 7/1/28(b)(e)	18,000	17,837
5.00%, 4/15/29(b)(e)	19,000	18,483
ACCO Brands Corp.
4.25%, 3/15/29(b)(e)	93,000	84,440
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 2/1/29(e)	38,000	39,565
4.25%, 2/15/29(e)	29,000	28,212
8.50%, 6/15/29(e)	20,000	20,960
6.00%, 8/1/29(e)	20,000	19,770
7.50%, 11/6/30(e)	44,000	45,754
AdaptHealth LLC
6.13%, 8/1/28(e)	73,000	73,692
Adient Global Holdings Ltd.
7.00%, 4/15/28(e)	45,000	46,220
Adobe, Inc.
2.15%, 2/1/27	55,000	54,029
4.85%, 4/4/27	32,000	32,454
4.80%, 4/4/29	48,000	49,386
2.30%, 2/1/30	26,000	24,393
4.95%, 4/4/34	15,000	15,594
ADT Security Corp.
4.88%, 7/15/32(e)	58,000	56,303
Advance Auto Parts, Inc.
1.75%, 10/1/27	14,000	13,237
5.95%, 3/9/28	12,000	12,279
3.90%, 4/15/30	20,000	18,378
3.50%, 3/15/32(b)	14,000	12,118
Advanced Drainage Systems, Inc.
5.00%, 9/30/27(e)	14,000	13,995
6.38%, 6/15/30(e)	20,000	20,406
Advanced Micro Devices, Inc.
4.39%, 6/1/52	38,000	32,540
Advantage Sales & Marketing, Inc.
6.50%, 11/15/28(b)(e)	132,000	111,792
Adventist Health System
5.43%, 3/1/32	319,000	329,096
5.76%, 12/1/34	39,000	40,538
3.63%, 3/1/49	57,000	40,122
Advocate Health & Hospitals Corp.
2.21%, 6/15/30, Series 2020	6,000	5,557
4.27%, 8/15/48	53,000	45,258
3.39%, 10/15/49	9,000	6,655
3.01%, 6/15/50, Series 2020	38,000	25,833
AEP Texas, Inc.
3.80%, 10/1/47	147,000	110,516
AEP Transmission Co. LLC
3.15%, 9/15/49	23,000	15,915
2.75%, 8/15/51, Series N	458,000	289,266
4.50%, 6/15/52, Series O	24,000	20,794
AES Corp.
2.45%, 1/15/31(b)	240,000	217,851
7.60%, 1/15/55, (7.60% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.201% thereafter)(a)	90,000	92,122
Aetna, Inc.
6.63%, 6/15/36	79,000	87,336
4.75%, 3/15/44	155,000	136,737
Affiliated Managers Group, Inc.
3.30%, 6/15/30	24,000	22,980
5.50%, 8/20/34	47,000	48,358
Aflac, Inc.
1.13%, 3/15/26	28,000	27,768
2.88%, 10/15/26	21,000	20,809
3.60%, 4/1/30	27,000	26,592
4.00%, 10/15/46	26,000	21,226
4.75%, 1/15/49	34,000	30,518
AG Issuer LLC
6.25%, 3/1/28(e)	37,000	37,086
AGCO Corp.
5.45%, 3/21/27	24,000	24,320
5.80%, 3/21/34	50,000	52,310
Agilent Technologies, Inc.
3.05%, 9/22/26	18,000	17,861
2.75%, 9/15/29	36,000	34,259
2.10%, 6/4/30	36,000	32,918
2.30%, 3/12/31	61,000	55,275
Agree LP
2.00%, 6/15/28	21,000	19,999
2.90%, 10/1/30	70,000	65,697
4.80%, 10/1/32	22,000	22,328

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
2.60%, 6/15/33	$22,000	$19,082
5.63%, 6/15/34	40,000	42,021
AHS Hospital Corp.
2.78%, 7/1/51, Series 2021	9,000	5,768
AIG SunAmerica Global Financing X
6.90%, 3/15/32(e)	30,000	33,529
Air Lease Corp.
3.75%, 6/1/26	45,000	44,895
1.88%, 8/15/26	75,000	73,769
2.20%, 1/15/27	45,000	43,984
3.63%, 4/1/27	194,000	192,308
3.63%, 12/1/27	30,000	29,599
5.30%, 2/1/28	40,000	40,722
2.10%, 9/1/28	30,000	28,224
4.63%, 10/1/28	30,000	30,172
5.10%, 3/1/29	30,000	30,490
3.25%, 10/1/29	45,000	43,005
3.00%, 2/1/30	47,000	44,025
3.13%, 12/1/30	55,000	51,116
5.20%, 7/15/31	23,000	23,477
2.88%, 1/15/32	55,000	49,455
Air Products & Chemicals, Inc.
2.05%, 5/15/30(b)	13,000	11,968
2.70%, 5/15/40	209,000	159,177
Aircastle Ltd.
4.25%, 6/15/26	40,000	39,992
2.85%, 1/26/28(e)	31,000	30,079
6.50%, 7/18/28(e)	27,000	28,371
5.95%, 2/15/29(e)	27,000	28,189
Alabama Power Co.
6.13%, 5/15/38	63,000	69,586
4.30%, 1/2/46	155,000	133,339
3.13%, 7/15/51	39,000	26,472
3.00%, 3/15/52	275,000	182,347
Albemarle Corp.
5.05%, 6/1/32	187,000	187,941
5.45%, 12/1/44	98,000	90,389
5.65%, 6/1/52	41,000	37,218
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 1/15/27(e)	56,000	56,077
5.88%, 2/15/28(e)	413,000	414,301
Alexandria Real Estate Equities, Inc.
4.50%, 7/30/29	72,000	72,246
4.70%, 7/1/30	32,000	32,347
4.90%, 12/15/30	50,000	50,853
2.00%, 5/18/32	462,000	391,891
1.88%, 2/1/33	82,000	67,462
4.85%, 4/15/49	10,000	8,592
3.00%, 5/18/51	499,000	307,705
Alleghany Corp.
3.63%, 5/15/30	10,000	9,805
4.90%, 9/15/44	56,000	52,182
3.25%, 8/15/51	16,000	11,074
Allegion PLC
3.50%, 10/1/29	28,000	27,225
Allegion U.S. Holding Co., Inc.
3.55%, 10/1/27	24,000	23,767
5.41%, 7/1/32	42,000	44,016
5.60%, 5/29/34	28,000	29,520
Alliant Energy Finance LLC
4.25%, 6/15/28(e)	12,000	11,968
5.95%, 3/30/29(e)	192,000	201,341
3.60%, 3/1/32(e)	15,000	14,012
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(e)	82,000	80,930
6.75%, 4/15/28(e)	83,000	84,587
5.88%, 11/1/29(e)	51,000	50,515
Allied Universal Holdco LLC
7.88%, 2/15/31(e)	17,000	17,928
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.88%, 6/15/30(e)	50,000	51,732
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 6/1/28(e)	200,000	196,615
Allina Health System
3.89%, 4/15/49, Series 2019	80,000	63,500
2.90%, 11/15/51, Series 2021(b)	36,000	23,371
Allison Transmission, Inc.
4.75%, 10/1/27(e)	40,000	39,946
5.88%, 6/1/29(e)	20,000	20,338
3.75%, 1/30/31(e)	41,000	38,280
Allstate Corp.
0.75%, 12/15/25	35,000	34,956
3.28%, 12/15/26	34,000	33,796
1.45%, 12/15/30	45,000	39,335
5.25%, 3/30/33	55,000	57,405
5.35%, 6/1/33	25,000	26,174
5.55%, 5/9/35	50,000	52,748
5.95%, 4/1/36	35,000	37,731
4.50%, 6/15/43	45,000	40,168
4.20%, 12/15/46	65,000	54,555
3.85%, 8/10/49	45,000	35,016
6.50%, 5/15/57, (6.50% fixed rate until 5/15/37; Secured Overnight Financing Rate + 2.12% thereafter)(a)	61,000	64,225
Ally Financial, Inc.
4.75%, 6/9/27	148,000	148,901
7.10%, 11/15/27	107,000	112,159
2.20%, 11/2/28	45,000	42,310
6.99%, 6/13/29, (6.992% fixed rate until 6/13/28; Secured Overnight Financing Rate + 3.26% thereafter)(a)	50,000	52,680
6.85%, 1/3/30, (6.848% fixed rate until 1/3/29; Secured Overnight Financing Rate + 2.82% thereafter)(a)	70,000	74,031
8.00%, 11/1/31	128,000	146,055
8.00%, 11/1/31	143,000	162,882
6.70%, 2/14/33	20,000	20,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Alpha Generation LLC
6.75%, 10/15/32(e)	$40,000	$41,207
Alphabet, Inc.
2.00%, 8/15/26	40,000	39,512
0.80%, 8/15/27	20,000	19,098
1.10%, 8/15/30	46,000	40,673
1.90%, 8/15/40	26,000	18,041
2.05%, 8/15/50	50,000	28,379
2.25%, 8/15/60	144,000	77,008
Alta Equipment Group, Inc.
9.00%, 6/1/29(e)	330,000	293,434
Altria Group, Inc.
4.80%, 2/14/29	441,000	448,715
5.80%, 2/14/39	335,000	348,973
5.38%, 1/31/44(b)	555,000	544,824
4.00%, 2/4/61(b)	416,000	306,411
Amazon.com, Inc.
3.15%, 8/22/27	440,000	436,248
1.65%, 5/12/28	52,000	49,524
1.50%, 6/3/30	54,000	48,742
4.80%, 12/5/34	26,000	26,996
4.95%, 12/5/44	380,000	373,810
4.25%, 8/22/57	69,000	57,219
AMC Entertainment Holdings, Inc.
7.50%, 2/15/29(e)	83,000	74,700
AMC Networks, Inc.
4.25%, 2/15/29(b)	2,000	1,759
Amcor Finance USA, Inc.
3.63%, 4/28/26	36,000	35,907
4.50%, 5/15/28	31,000	31,193
5.63%, 5/26/33	36,000	37,815
Amcor Flexibles North America, Inc.
2.63%, 6/19/30(b)	36,000	33,453
2.69%, 5/25/31(b)	57,000	52,188
5.50%, 3/17/35	119,000	123,524
Amentum Holdings, Inc.
7.25%, 8/1/32(e)	40,000	42,019
Ameren Corp.
3.65%, 2/15/26	20,000	19,981
5.70%, 12/1/26	65,000	65,995
1.95%, 3/15/27	30,000	29,213
1.75%, 3/15/28	30,000	28,477
5.00%, 1/15/29	45,000	46,125
3.50%, 1/15/31	55,000	52,951
Ameren Illinois Co.
3.80%, 5/15/28	30,000	29,948
1.55%, 11/15/30	10,000	8,845
3.85%, 9/1/32	10,000	9,663
4.95%, 6/1/33	10,000	10,292
4.15%, 3/15/46	20,000	16,942
3.70%, 12/1/47	33,000	25,710
4.50%, 3/15/49	20,000	17,355
3.25%, 3/15/50	20,000	14,102
2.90%, 6/15/51	38,000	24,754
5.90%, 12/1/52	15,000	15,858
5.55%, 7/1/54	41,000	41,403
American Airlines Pass-Through Trust
3.70%, 10/1/26, Series 2014-1, Class A	8,783	8,731
3.38%, 5/1/27, Series 2015-1, Class A	13,274	13,037
3.60%, 9/22/27, Series 2015-2, Class AA	8,799	8,662
3.58%, 1/15/28, Series 2016-1, Class AA	9,723	9,574
3.20%, 6/15/28, Series 2016-2, Class AA	43,704	42,545
3.00%, 10/15/28, Series 2016-3, Class AA	9,179	8,854
3.65%, 2/15/29, Series 2017-1, Class AA	9,460	9,280
3.35%, 10/15/29, Series 2017-2, Class AA	61,191	59,014
3.15%, 2/15/32, Series 2019-1, Class AA	23,853	22,437
2.88%, 7/11/34, Series 2021-1, Class A	15,104	13,845
American Airlines, Inc.
7.25%, 2/15/28(e)	30,000	30,730
8.50%, 5/15/29(b)(e)	40,000	41,809
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26(e)	11,667	11,693
5.75%, 4/20/29(e)	121,000	122,462
American Axle & Manufacturing, Inc.
6.88%, 7/1/28(b)	35,000	35,104
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(b)(e)	29,000	28,721
3.88%, 11/15/29(e)	25,000	23,983
American Electric Power Co., Inc.
3.25%, 3/1/50	36,000	24,252
3.88%, 2/15/62, (3.875% fixed rate until 2/15/27; 5-year Constant Maturity Treasury Rate + 2.675% thereafter)(a)	1,105,000	1,077,675
American Express Co.
4.90%, 2/13/26	90,000	90,081
3.13%, 5/20/26	80,000	79,694
1.65%, 11/4/26	80,000	78,391
5.65%, 4/23/27, (5.645% fixed rate until 4/23/26; Secured Overnight Financing Index + 0.75% thereafter)(a)	90,000	90,552
3.30%, 5/3/27	121,000	120,133
5.39%, 7/28/27, (5.389% fixed rate until 7/28/26; Secured Overnight Financing Rate + 0.97% thereafter)(a)	90,000	90,800
5.85%, 11/5/27	110,000	113,946
4.05%, 5/3/29	170,000	171,154
5.28%, 7/27/29, (5.282% fixed rate until 7/27/28; Secured Overnight Financing Index + 1.28% thereafter)(a)	110,000	113,613
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(a)	97,000	101,539
6.49%, 10/30/31, (6.489% fixed rate until 10/30/30; Secured Overnight Financing Rate + 1.94% thereafter)(a)	30,000	32,930
4.99%, 5/26/33, (4.989% fixed rate until 5/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(a)(b)	15,000	15,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
4.42%, 8/3/33, (4.42% fixed rate until 8/3/32; Secured Overnight Financing Rate + 1.76% thereafter)(a)	$26,000	$25,956
5.04%, 5/1/34, (5.043% fixed rate until 5/1/33; Secured Overnight Financing Rate + 1.835% thereafter)(a)	25,000	25,835
5.63%, 7/28/34, (5.625% fixed rate until 7/28/33; Secured Overnight Financing Rate + 1.93% thereafter)(a)	10,000	10,518
5.92%, 4/25/35, (5.915% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(a)	10,000	10,732
4.05%, 12/3/42	415,000	360,532
American Express Credit Corp.
3.30%, 5/3/27	224,000	222,610
American Financial Group, Inc.
5.25%, 4/2/30	22,000	23,088
4.50%, 6/15/47	55,000	46,805
American Homes 4 Rent LP
4.25%, 2/15/28	30,000	30,079
4.90%, 2/15/29	25,000	25,488
2.38%, 7/15/31	30,000	26,851
3.63%, 4/15/32	43,000	40,640
5.50%, 2/1/34	45,000	46,692
3.38%, 7/15/51	25,000	17,155
4.30%, 4/15/52	50,000	40,320
American Honda Finance Corp.
4.90%, 3/12/27	151,000	152,614
4.70%, 1/12/28	136,000	137,879
3.50%, 2/15/28	37,000	36,634
2.00%, 3/24/28	55,000	52,572
5.13%, 7/7/28	59,000	60,576
5.65%, 11/15/28	59,000	61,635
2.25%, 1/12/29	40,000	37,832
4.90%, 3/13/29	55,000	56,363
4.60%, 4/17/30	14,000	14,194
5.85%, 10/4/30	10,000	10,656
1.80%, 1/13/31	11,000	9,717
American International Group, Inc.
3.40%, 6/30/30	24,000	23,167
5.13%, 3/27/33	75,000	77,582
3.88%, 1/15/35	46,000	43,390
4.50%, 7/16/44	68,000	60,616
4.75%, 4/1/48	91,000	81,912
4.38%, 6/30/50	121,000	102,443
American National Group, Inc.
5.00%, 6/15/27	29,000	29,206
5.75%, 10/1/29	34,000	35,237
6.14%, 6/13/32(e)	20,000	20,991
American Tower Corp.
4.40%, 2/15/26	31,000	31,003
1.60%, 4/15/26	45,000	44,599
1.45%, 9/15/26	35,000	34,285
3.38%, 10/15/26	60,000	59,648
2.75%, 1/15/27	45,000	44,361
3.13%, 1/15/27	25,000	24,738
3.65%, 3/15/27	40,000	39,754
3.55%, 7/15/27	46,000	45,613
3.60%, 1/15/28	45,000	44,556
1.50%, 1/31/28	40,000	37,873
5.50%, 3/15/28	45,000	46,322
5.25%, 7/15/28	40,000	41,106
5.80%, 11/15/28	45,000	47,015
5.20%, 2/15/29	40,000	41,172
3.95%, 3/15/29	35,000	34,733
3.80%, 8/15/29	120,000	118,236
2.90%, 1/15/30(b)	55,000	52,097
2.10%, 6/15/30	55,000	49,999
1.88%, 10/15/30	55,000	49,125
2.70%, 4/15/31	50,000	45,928
2.30%, 9/15/31	50,000	44,610
4.05%, 3/15/32	45,000	43,889
5.65%, 3/15/33	55,000	58,128
5.55%, 7/15/33	60,000	63,063
5.90%, 11/15/33	56,000	60,129
5.45%, 2/15/34	45,000	46,953
3.70%, 10/15/49	55,000	41,293
3.10%, 6/15/50(b)	95,000	63,908
2.95%, 1/15/51(b)	184,000	119,392
American Transmission Systems, Inc.
2.65%, 1/15/32(e)	25,000	22,601
5.00%, 9/1/44(e)	16,000	15,188
American University
3.67%, 4/1/49, Series 2019	115,000	89,484
American Water Capital Corp.
2.95%, 9/1/27	35,000	34,453
3.75%, 9/1/28	39,000	38,858
3.45%, 6/1/29	40,000	39,282
2.80%, 5/1/30	36,000	34,206
2.30%, 6/1/31(b)	40,000	36,213
4.45%, 6/1/32	55,000	55,307
5.15%, 3/1/34	50,000	51,812
6.59%, 10/15/37	70,000	80,175
4.30%, 12/1/42	49,000	43,172
4.30%, 9/1/45	30,000	26,274
4.00%, 12/1/46	80,000	66,037
3.75%, 9/1/47	68,000	53,211
4.20%, 9/1/48	79,000	65,598
4.15%, 6/1/49	50,000	41,143
3.45%, 5/1/50	51,000	37,139
3.25%, 6/1/51	180,000	124,832
5.45%, 3/1/54	65,000	64,351
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 5/20/27	138,000	138,628
Ameriprise Financial, Inc.
2.88%, 9/15/26	32,000	31,751
5.70%, 12/15/28	39,000	40,867
4.50%, 5/13/32	10,000	10,104
5.15%, 5/15/33	15,000	15,650
AmFam Holdings, Inc.
3.83%, 3/11/51(e)	50,000	34,046

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Amgen, Inc.
2.30%, 2/25/31	$825,000	$749,212
6.40%, 2/1/39	1,871,000	2,089,079
3.15%, 2/21/40	437,000	349,877
5.65%, 6/15/42	100,000	102,902
5.60%, 3/2/43	54,000	55,180
4.40%, 5/1/45	119,000	103,872
4.56%, 6/15/48	119,000	103,896
2.77%, 9/1/53	284,000	173,149
5.75%, 3/2/63	175,000	175,751
AMN Healthcare, Inc.
4.00%, 4/15/29(b)(e)	22,000	20,997
Amphenol Corp.
4.75%, 3/30/26	22,000	22,050
5.05%, 4/5/27	27,000	27,397
5.05%, 4/5/29	27,000	27,850
4.35%, 6/1/29	36,000	36,432
2.80%, 2/15/30	64,000	60,891
5.25%, 4/5/34	43,000	45,057
5.30%, 11/15/55	245,000	238,986
Amrize Finance U.S. LLC
3.50%, 9/22/26(e)	214,000	212,530
Amrize Finance US LLC
4.75%, 9/22/46(e)	105,000	93,284
Amsted Industries, Inc.
4.63%, 5/15/30(e)	16,000	15,782
AmWINS Group, Inc.
4.88%, 6/30/29(e)	59,000	57,637
Analog Devices, Inc.
3.50%, 12/5/26	62,000	61,799
3.45%, 6/15/27	29,000	28,809
1.70%, 10/1/28	52,000	49,015
2.10%, 10/1/31	21,000	18,697
5.05%, 4/1/34	11,000	11,478
2.80%, 10/1/41	37,000	27,634
5.30%, 12/15/45	29,000	28,761
2.95%, 10/1/51	86,000	56,966
5.30%, 4/1/54	27,000	26,608
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(e)	27,000	27,061
5.38%, 6/15/29(e)	31,000	31,134
6.63%, 2/1/32(e)	89,000	92,380
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 4/15/30(e)	27,000	27,144
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(e)	24,000	23,282
5.25%, 4/15/30(e)	19,000	17,779
Aon Corp.
4.50%, 12/15/28	20,000	20,273
3.75%, 5/2/29	55,000	54,346
2.80%, 5/15/30	111,000	104,735
6.25%, 9/30/40	87,000	96,364
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27	35,000	34,394
2.05%, 8/23/31	30,000	26,536
2.60%, 12/2/31	35,000	31,712
5.00%, 9/12/32	35,000	36,048
5.35%, 2/28/33	55,000	57,529
2.90%, 8/23/51	55,000	34,763
3.90%, 2/28/52	80,000	60,927
Aon Global Ltd.
4.60%, 6/14/44	50,000	44,351
4.75%, 5/15/45	55,000	49,594
Aon North America, Inc.
5.13%, 3/1/27	35,000	35,433
5.15%, 3/1/29	60,000	61,879
5.30%, 3/1/31	45,000	46,985
5.45%, 3/1/34	125,000	130,803
5.75%, 3/1/54	180,000	182,417
AP Moller - Maersk AS
4.50%, 6/20/29(e)	60,000	60,762
5.88%, 9/14/33(b)(e)	31,000	33,168
APA Corp.
4.38%, 10/15/28	20,000	19,921
4.25%, 1/15/30	37,000	36,347
6.00%, 1/15/37	40,000	40,371
5.10%, 9/1/40	19,000	16,929
5.25%, 2/1/42	15,000	12,618
4.75%, 4/15/43	7,000	5,543
5.35%, 7/1/49	86,000	72,844
APi Group DE, Inc.
4.13%, 7/15/29(e)	14,000	13,607
4.75%, 10/15/29(e)	11,000	10,821
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(e)	20,000	19,450
Apollo Debt Solutions BDC
6.90%, 4/13/29	41,000	43,021
6.70%, 7/29/31	42,000	44,138
Apollo Global Management, Inc.
6.38%, 11/15/33	10,000	11,055
5.80%, 5/21/54(b)	104,000	103,109
Apollo Management Holdings LP
4.40%, 5/27/26(e)	20,000	20,014
4.87%, 2/15/29(e)	28,000	28,463
2.65%, 6/5/30(e)	20,000	18,537
Appalachian Power Co.
7.00%, 4/1/38	515,000	593,708
4.45%, 6/1/45	309,000	264,215
Apple, Inc.
3.35%, 2/9/27	412,000	410,480
1.20%, 2/8/28(b)	51,000	48,382
1.65%, 5/11/30	36,000	32,819
2.38%, 2/8/41	309,000	224,943
3.85%, 5/4/43	412,000	354,170
2.65%, 5/11/50	291,000	187,677
Applied Materials, Inc.
3.30%, 4/1/27	206,000	204,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
4.35%, 4/1/47	$49,000	$43,131
2.75%, 6/1/50	131,000	85,837
AppLovin Corp.
5.38%, 12/1/31	168,000	174,787
5.50%, 12/1/34	88,000	91,142
5.95%, 12/1/54	48,000	48,418
Aptiv Swiss Holdings Ltd.
4.35%, 3/15/29	20,000	20,143
3.25%, 3/1/32(b)	55,000	51,331
4.40%, 10/1/46	25,000	20,499
5.40%, 3/15/49	30,000	27,865
3.10%, 12/1/51	263,000	171,752
4.15%, 5/1/52	90,000	70,399
Aramark Services, Inc.
5.00%, 2/1/28(e)	47,000	47,070
Arch Capital Finance LLC
5.03%, 12/15/46	40,000	38,052
Arch Capital Group Ltd.
7.35%, 5/1/34	25,000	29,367
3.64%, 6/30/50	90,000	68,279
Arch Capital Group U.S., Inc.
5.14%, 11/1/43	45,000	43,580
Archer-Daniels-Midland Co.
4.50%, 8/15/33	10,000	10,061
5.38%, 9/15/35	19,000	20,237
4.54%, 3/26/42	55,000	50,858
4.02%, 4/16/43	20,000	17,040
3.75%, 9/15/47	22,000	17,328
4.50%, 3/15/49	33,000	28,843
2.70%, 9/15/51	108,000	67,755
Arches Buyer, Inc.
4.25%, 6/1/28(e)	39,000	38,451
6.13%, 12/1/28(e)	20,000	19,616
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 4/1/28(e)	33,000	33,244
Arcosa, Inc.
4.38%, 4/15/29(e)	16,000	15,679
6.88%, 8/15/32(e)	24,000	25,261
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 6/15/27(e)	200,000	202,679
Ares Capital Corp.
2.88%, 6/15/28	514,000	490,702
Ares Finance Co. II LLC
3.25%, 6/15/30(e)	116,000	110,160
Ares Finance Co. III LLC
4.13%, 6/30/51, (4.125% fixed rate until 6/30/26; 5-year Constant Maturity Treasury Rate + 3.237% thereafter)(a)(e)	18,000	17,693
Ares Finance Co. IV LLC
3.65%, 2/1/52(e)	20,000	14,166
Ares Management Corp.
6.38%, 11/10/28	30,000	31,732
Ares Strategic Income Fund
6.35%, 8/15/29	50,000	51,575
6.20%, 3/21/32	197,000	202,225
Aretec Group, Inc.
7.50%, 4/1/29(e)	36,000	36,247
10.00%, 8/15/30(e)	27,000	29,307
Arizona Public Service Co.
2.95%, 9/15/27	204,000	200,508
4.35%, 11/15/45	22,000	18,748
3.35%, 5/15/50	350,000	245,866
2.65%, 9/15/50	142,000	87,533
Arko Corp.
5.13%, 11/15/29(e)	18,000	15,034
Arrow Electronics, Inc.
3.88%, 1/12/28	30,000	29,773
2.95%, 2/15/32	36,000	32,347
5.88%, 4/10/34(b)	36,000	37,665
Arsenal AIC Parent LLC
8.00%, 10/1/30(e)	29,000	30,842
11.50%, 10/1/31(e)	20,000	22,040
Artera Services LLC
8.50%, 2/15/31(b)(e)	25,000	21,464
Arthur J Gallagher & Co.
2.40%, 11/9/31	30,000	26,801
5.50%, 3/2/33	25,000	26,162
6.50%, 2/15/34	30,000	33,275
5.45%, 7/15/34	45,000	46,884
3.50%, 5/20/51	75,000	53,363
3.05%, 3/9/52	30,000	19,302
5.75%, 3/2/53	55,000	54,792
6.75%, 2/15/54	261,000	292,405
5.75%, 7/15/54	55,000	54,852
Asbury Automotive Group, Inc.
4.63%, 11/15/29(e)	96,000	94,152
Ascension Health
3.11%, 11/15/39, Series B	12,000	9,669
3.95%, 11/15/46	35,000	29,229
4.85%, 11/15/53	72,000	66,538
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 6/30/29(e)	45,000	45,185
Ashland, Inc.
3.38%, 9/1/31(b)(e)	44,000	39,693
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 8/1/29(e)	14,000	13,353
4.63%, 4/1/30(e)	18,000	17,084
ASP Unifrax Holdings, Inc.
7.10%, 9/30/29, PIK(e)	79,990	12,101
Assurant, Inc.
4.90%, 3/27/28	18,000	18,235
3.70%, 2/22/30	25,000	24,366
2.65%, 1/15/32	25,000	22,177
7.00%, 3/27/48, (7.00% fixed rate until 3/27/28; Secured Overnight Financing Rate + 4.135% thereafter)(a)	17,000	17,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Assured Guaranty U.S. Holdings, Inc.
6.13%, 9/15/28	$22,000	$23,136
3.15%, 6/15/31(b)	38,000	35,900
3.60%, 9/15/51	49,000	35,380
AT&T, Inc.
2.55%, 12/1/33	1,365,000	1,171,856
4.50%, 5/15/35	327,000	318,058
5.25%, 3/1/37	95,000	97,281
5.35%, 9/1/40	11,000	10,974
3.50%, 6/1/41	589,000	470,187
5.55%, 8/15/41	995,000	1,007,258
5.15%, 3/15/42	89,000	86,150
4.30%, 12/15/42	65,000	56,032
3.10%, 2/1/43	60,000	44,749
5.15%, 11/15/46(b)	385,000	359,723
5.65%, 2/15/47	106,000	108,985
3.65%, 6/1/51	412,000	296,556
3.50%, 9/15/53	679,000	467,946
3.55%, 9/15/55	680,000	466,554
3.80%, 12/1/57	753,000	535,585
3.50%, 2/1/61	586,000	383,814
AthenaHealth Group, Inc.
6.50%, 2/15/30(e)	209,000	207,667
Athene Global Funding
1.99%, 8/19/28(e)	308,000	288,742
5.53%, 7/11/31(e)	50,000	51,347
Athene Holding Ltd.
3.95%, 5/25/51	453,000	320,769
3.45%, 5/15/52	40,000	25,933
ATI, Inc.
5.88%, 12/1/27	31,000	31,077
4.88%, 10/1/29	13,000	12,992
7.25%, 8/15/30	17,000	17,956
5.13%, 10/1/31	24,000	24,087
Atkore, Inc.
4.25%, 6/1/31(b)(e)	16,000	15,441
Atlantic City Electric Co.
4.00%, 10/15/28	19,000	19,047
2.30%, 3/15/31	7,000	6,359
Atlassian Corp.
5.25%, 5/15/29	30,000	30,806
5.50%, 5/15/34	35,000	36,381
Atmos Energy Corp.
2.63%, 9/15/29	110,000	104,692
4.15%, 1/15/43	14,000	12,102
2.85%, 2/15/52	459,000	292,216
Autodesk, Inc.
3.50%, 6/15/27	165,000	163,844
2.85%, 1/15/30	130,000	123,328
2.40%, 12/15/31	71,000	63,514
AutoNation, Inc.
3.85%, 3/1/32	137,000	129,060
AutoZone, Inc.
3.13%, 4/21/26	25,000	24,902
5.05%, 7/15/26	30,000	30,178
3.75%, 6/1/27	35,000	34,855
4.50%, 2/1/28	30,000	30,350
6.25%, 11/1/28	30,000	31,814
3.75%, 4/18/29	30,000	29,623
4.00%, 4/15/30	55,000	54,583
1.65%, 1/15/31	45,000	39,467
4.75%, 8/1/32	55,000	55,718
4.75%, 2/1/33	40,000	40,286
5.20%, 8/1/33	20,000	20,618
6.55%, 11/1/33	35,000	39,194
AvalonBay Communities, Inc.
3.30%, 6/1/29	182,000	177,542
2.45%, 1/15/31	6,000	5,503
2.05%, 1/15/32	14,000	12,345
3.90%, 10/15/46	17,000	13,810
4.35%, 4/15/48	15,000	12,967
Avantor Funding, Inc.
4.63%, 7/15/28(e)	63,000	62,467
3.88%, 11/1/29(e)	33,000	31,538
Avery Dennison Corp.
2.65%, 4/30/30	36,000	33,726
2.25%, 2/15/32	36,000	31,609
5.75%, 3/15/33	29,000	30,814
Avianca Midco 2 PLC
9.00%, 12/1/28(e)	45,000	44,872
Aviation Capital Group LLC
1.95%, 1/30/26(e)	31,000	30,889
1.95%, 9/20/26(e)	31,000	30,449
3.50%, 11/1/27(e)	31,000	30,506
6.25%, 4/15/28(e)	25,000	26,020
6.75%, 10/25/28(e)	30,000	31,885
6.38%, 7/15/30(e)	20,000	21,438
Avient Corp.
7.13%, 8/1/30(e)	30,000	30,982
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27(e)	12,000	12,004
5.75%, 7/15/27(e)	14,000	13,993
4.75%, 4/1/28(b)(e)	20,000	19,495
5.38%, 3/1/29(e)	88,000	85,538
8.00%, 2/15/31(e)	20,000	20,533
8.38%, 6/15/32(e)	50,000	51,496
Avista Corp.
4.35%, 6/1/48	20,000	16,858
4.00%, 4/1/52	22,000	17,291
Avnet, Inc.
4.63%, 4/15/26	34,000	34,023
6.25%, 3/15/28	30,000	31,114
3.00%, 5/15/31	21,000	19,087
5.50%, 6/1/32	21,000	21,421
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27(e)	150,000	150,306
AXIS Specialty Finance LLC
3.90%, 7/15/29	22,000	21,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
4.90%, 1/15/40, (4.90% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.186% thereafter)(a)	$30,000	$28,972
AXIS Specialty Finance PLC
4.00%, 12/6/27	21,000	20,934
Axon Enterprise, Inc.
6.25%, 3/15/33(e)	50,000	52,090
B&G Foods, Inc.
5.25%, 9/15/27	22,000	21,589
8.00%, 9/15/28(e)	22,000	21,863
Baker Hughes Holdings LLC
5.13%, 9/15/40	75,000	74,281
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	74,000	73,177
3.14%, 11/7/29	11,000	10,644
4.49%, 5/1/30	10,000	10,130
4.08%, 12/15/47	88,000	71,253
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 5/15/31(e)	25,000	25,955
Ball Corp.
4.88%, 3/15/26	10,000	9,994
6.00%, 6/15/29	40,000	41,235
2.88%, 8/15/30	52,000	48,016
3.13%, 9/15/31	55,000	50,666
Baltimore Gas & Electric Co.
2.40%, 8/15/26	19,000	18,799
2.25%, 6/15/31(b)	12,000	10,874
5.30%, 6/1/34	8,000	8,382
6.35%, 10/1/36	26,000	29,312
3.50%, 8/15/46	43,000	32,500
3.75%, 8/15/47	96,000	75,593
4.25%, 9/15/48	62,000	52,045
3.20%, 9/15/49	52,000	36,264
2.90%, 6/15/50	26,000	17,002
4.55%, 6/1/52	33,000	28,593
5.40%, 6/1/53	46,000	45,216
5.65%, 6/1/54	26,000	26,430
Bank of America Corp.
4.45%, 3/3/26	161,000	161,067
3.50%, 4/19/26	412,000	411,118
4.25%, 10/22/26	795,000	796,449
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month Secured Overnight Financing Rate + 1.837% thereafter)(a)	421,000	419,822
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	1,335,000	1,319,321
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	825,000	771,518
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(a)	331,000	304,995
4.08%, 4/23/40, (4.078% fixed rate until 4/23/39; 3-month Secured Overnight Financing Rate + 1.582% thereafter)(a)	455,000	412,346
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(a)	1,005,000	756,860
5.88%, 2/7/42	251,000	271,017
5.00%, 1/21/44	265,000	261,318
4.75%, 4/21/45, Series L	208,000	190,026
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(a)	186,000	160,248
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.412% thereafter)(a)	394,000	325,069
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(a)	65,000	42,465
3.48%, 3/13/52, Series N, (3.483% fixed rate until 3/13/51; Secured Overnight Financing Rate + 1.65% thereafter)(a)	65,000	48,283
2.97%, 7/21/52, (2.972% fixed rate until 7/21/51; Secured Overnight Financing Rate + 1.56% thereafter)(a)(b)	310,000	208,979
Bank of America NA
6.00%, 10/15/36	616,000	676,317
Bank of New York Mellon Corp.
1.05%, 10/15/26	10,000	9,764
3.25%, 5/16/27	144,000	142,913
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)	20,000	19,882
3.00%, 10/30/28	166,000	161,592
3.30%, 8/23/29	114,000	110,978
4.98%, 3/14/30, (4.975% fixed rate until 3/14/29; Secured Overnight Financing Rate + 1.085% thereafter)(a)	73,000	75,255
1.65%, 1/28/31	145,000	128,694
1.80%, 7/28/31	10,000	8,852
2.50%, 1/26/32	9,000	8,226
4.29%, 6/13/33, (4.289% fixed rate until 6/13/32; Secured Overnight Financing Rate + 1.418% thereafter)(a)	15,000	14,881
5.83%, 10/25/33, (5.834% fixed rate until 10/25/32; Secured Overnight Financing Index + 2.074% thereafter)(a)	31,000	33,576
4.97%, 4/26/34, Series J, (4.967% fixed rate until 4/26/33; Secured Overnight Financing Rate + 1.606% thereafter)(a)	191,000	196,013
6.47%, 10/25/34, (6.474% fixed rate until 10/25/33; Secured Overnight Financing Rate + 1.845% thereafter)(a)(b)	175,000	196,581
BankUnited, Inc.
5.13%, 6/11/30	4,000	4,020
Banner Health
1.90%, 1/1/31	6,000	5,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
2.91%, 1/1/42	$7,000	$5,273
3.18%, 1/1/50, Series 2020	6,000	4,206
2.91%, 1/1/51	53,000	34,883
Baptist Healthcare System Obligated Group
3.54%, 8/15/50, Series 20B	63,000	46,263
Basin Electric Power Cooperative
4.75%, 4/26/47(e)	36,000	32,235
Bath & Body Works, Inc.
6.63%, 10/1/30(e)	132,000	134,420
7.60%, 7/15/37	55,000	54,790
Bausch & Lomb Corp.
8.38%, 10/1/28(e)	414,000	432,883
Bausch Health Cos., Inc.
4.88%, 6/1/28(e)	203,000	184,892
6.25%, 2/15/29(e)	187,000	153,998
5.25%, 2/15/31(e)	100,000	67,790
Baxalta, Inc.
5.25%, 6/23/45	614,000	595,875
Baxter International, Inc.
1.92%, 2/1/27	90,000	87,713
2.27%, 12/1/28	75,000	70,624
3.95%, 4/1/30	35,000	34,116
1.73%, 4/1/31	45,000	38,612
3.50%, 8/15/46	116,000	84,393
3.13%, 12/1/51(b)	146,000	94,052
Baylor Scott & White Holdings
1.78%, 11/15/30, Series 2021	6,000	5,394
4.19%, 11/15/45	77,000	66,420
3.97%, 11/15/46	8,000	6,641
2.84%, 11/15/50, Series 2021	18,000	11,762
Beazer Homes USA, Inc.
5.88%, 10/15/27	15,000	15,027
7.25%, 10/15/29(b)	14,000	14,331
7.50%, 3/15/31(e)	10,000	10,178
Becton Dickinson & Co.
4.69%, 2/13/28	50,000	50,669
4.87%, 2/8/29	40,000	40,849
5.08%, 6/7/29	37,000	38,088
2.82%, 5/20/30	55,000	51,917
1.96%, 2/11/31	71,000	63,245
4.30%, 8/22/32	35,000	34,644
5.11%, 2/8/34	35,000	35,956
4.69%, 12/15/44	90,000	80,783
4.67%, 6/6/47	135,000	119,615
3.79%, 5/20/50	50,000	38,153
BellRing Brands, Inc.
7.00%, 3/15/30(e)	34,000	35,096
Belo Corp.
7.75%, 6/1/27	8,000	8,344
7.25%, 9/15/27	10,000	10,416
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	33,000	32,481
3.70%, 7/15/30	22,000	21,673
1.65%, 5/15/31	10,000	8,738
6.13%, 4/1/36	439,000	480,598
5.95%, 5/15/37	36,000	39,197
3.80%, 7/15/48	9,000	6,925
2.85%, 5/15/51	85,000	53,965
Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	209,000	178,610
4.25%, 1/15/49	29,000	24,992
2.85%, 10/15/50	35,000	23,143
Berkshire Hathaway, Inc.
3.13%, 3/15/26	99,000	98,755
Berry Global, Inc.
4.88%, 7/15/26(e)	25,000	25,011
1.65%, 1/15/27	84,000	81,559
5.50%, 4/15/28	30,000	30,882
5.80%, 6/15/31	56,000	59,365
5.65%, 1/15/34	57,000	59,825
Biogen, Inc.
2.25%, 5/1/30	105,000	96,653
5.20%, 9/15/45	100,000	93,925
3.15%, 5/1/50	135,000	89,552
3.25%, 2/15/51	209,000	140,198
Bio-Rad Laboratories, Inc.
3.30%, 3/15/27	24,000	23,751
3.70%, 3/15/32	57,000	53,843
Black Hills Corp.
5.95%, 3/15/28	22,000	22,833
3.05%, 10/15/29	29,000	27,649
2.50%, 6/15/30	29,000	26,824
4.35%, 5/1/33	29,000	28,142
6.15%, 5/15/34	41,000	44,230
6.00%, 1/15/35	31,000	33,199
4.20%, 9/15/46	103,000	83,850
3.88%, 10/15/49	38,000	28,712
BlackRock Funding, Inc.
4.60%, 7/26/27	16,000	16,207
4.70%, 3/14/29	10,000	10,250
5.00%, 3/14/34	20,000	20,753
4.90%, 1/8/35	10,000	10,293
5.25%, 3/14/54	31,000	30,358
5.35%, 1/8/55	24,000	23,903
Blackrock, Inc.
3.20%, 3/15/27	14,000	13,910
3.25%, 4/30/29	20,000	19,640
2.40%, 4/30/30	20,000	18,739
1.90%, 1/28/31	25,000	22,522
2.10%, 2/25/32	20,000	17,690
4.75%, 5/25/33	25,000	25,701
Blackstone Holdings Finance Co. LLC
6.20%, 4/22/33(e)	360,000	391,637
Blackstone Private Credit Fund
2.63%, 12/15/26	75,000	73,489
3.25%, 3/15/27	61,000	59,937
7.30%, 11/27/28	30,000	31,908
4.00%, 1/15/29(b)	40,000	38,891
6.25%, 1/25/31	35,000	36,267
6.00%, 11/22/34(b)	179,000	182,042
Blackstone Secured Lending Fund
2.75%, 9/16/26	97,000	95,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Block Financial LLC
3.88%, 8/15/30	$77,000	$74,604
5.38%, 9/15/32	27,000	27,384
Block, Inc.
2.75%, 6/1/26	41,000	40,732
3.50%, 6/1/31(b)	41,000	38,546
6.50%, 5/15/32	82,000	85,765
Blue Owl Capital Corp.
2.88%, 6/11/28	414,000	390,742
Blue Owl Credit Income Corp.
3.13%, 9/23/26	22,000	21,724
4.70%, 2/8/27	31,000	30,864
7.75%, 9/16/27	37,000	38,534
7.95%, 6/13/28	40,000	42,403
7.75%, 1/15/29	34,000	36,021
6.65%, 3/15/31(b)	54,000	55,827
Blue Owl Finance LLC
3.13%, 6/10/31	151,000	137,307
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26(e)	12,000	12,054
7.00%, 7/15/29(e)	20,000	20,882
7.25%, 7/15/32(e)	20,000	21,284
Boardwalk Pipelines LP
5.95%, 6/1/26	34,000	34,155
4.45%, 7/15/27	31,000	31,104
4.80%, 5/3/29	36,000	36,484
3.40%, 2/15/31	36,000	33,872
3.60%, 9/1/32	36,000	33,404
5.63%, 8/1/34	54,000	56,445
Boeing Co.
5.04%, 5/1/27	412,000	416,227
5.15%, 5/1/30	683,000	704,804
3.50%, 3/1/39	572,000	472,930
5.81%, 5/1/50	50,000	49,904
6.86%, 5/1/54	348,000	396,977
3.83%, 3/1/59	225,000	159,078
5.93%, 5/1/60	1,026,000	1,020,364
Boise Cascade Co.
4.88%, 7/1/30(b)(e)	16,000	15,808
Bon Secours Mercy Health, Inc.
3.46%, 6/1/30	11,000	10,765
Boost Newco Borrower LLC
7.50%, 1/15/31(e)	200,000	212,816
Booz Allen Hamilton, Inc.
5.95%, 4/15/35	126,000	131,212
BorgWarner, Inc.
2.65%, 7/1/27	252,000	246,753
4.38%, 3/15/45	41,000	34,960
Boston Properties LP
4.50%, 12/1/28	62,000	62,313
3.40%, 6/21/29	53,000	51,223
2.90%, 3/15/30	409,000	383,601
2.55%, 4/1/32	147,000	128,332
Boston Scientific Corp.
6.25%, 11/15/35	30,000	33,806
4.55%, 3/1/39	40,000	38,642
7.38%, 1/15/40	25,000	30,649
4.70%, 3/1/49	60,000	55,095
Boyd Gaming Corp.
4.75%, 12/1/27	41,000	40,973
4.75%, 6/15/31(e)	77,000	75,078
Boyne USA, Inc.
4.75%, 5/15/29(e)	28,000	27,602
BP Capital Markets America, Inc.
3.94%, 9/21/28	412,000	412,423
3.63%, 4/6/30	155,000	152,595
1.75%, 8/10/30	20,000	17,995
4.81%, 2/13/33	350,000	356,579
5.23%, 11/17/34	33,000	34,378
3.06%, 6/17/41	89,000	68,716
3.00%, 2/24/50	138,000	92,365
2.77%, 11/10/50	98,000	62,097
3.38%, 2/8/61	252,000	169,087
Brand Industrial Services, Inc.
10.38%, 8/1/30(e)	55,000	54,066
Brandywine Operating Partnership LP
3.95%, 11/15/27	18,000	17,788
8.30%, 3/15/28	51,000	53,929
Brighthouse Financial, Inc.
5.63%, 5/15/30(b)	430,000	434,278
Brightline East LLC
11.00%, 1/31/30(e)	200,000	69,465
Brink's Co.
4.63%, 10/15/27(e)	55,000	54,890
Bristol-Myers Squibb Co.
1.13%, 11/13/27	73,000	69,535
4.13%, 6/15/39	976,000	898,910
4.55%, 2/20/48	167,000	147,479
2.55%, 11/13/50	98,000	59,645
3.90%, 3/15/62	277,000	205,543
Brixmor Operating Partnership LP
4.13%, 6/15/26	35,000	34,987
3.90%, 3/15/27	25,000	24,928
2.25%, 4/1/28	20,000	19,173
4.13%, 5/15/29	55,000	54,719
4.05%, 7/1/30	57,000	56,299
2.50%, 8/16/31(b)	35,000	31,491
5.50%, 2/15/34	30,000	31,041
5.75%, 2/15/35	31,000	32,679
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 1/15/28	49,000	48,597
Broadcom, Inc.
1.95%, 2/15/28(b)	47,000	45,097
4.15%, 2/15/28	50,000	50,259
4.00%, 4/15/29(e)	25,000	24,982
4.75%, 4/15/29	103,000	105,236
5.05%, 7/12/29	129,000	133,282
4.35%, 2/15/30	108,000	108,954
5.00%, 4/15/30	470,000	486,103
4.15%, 11/15/30	133,000	133,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
2.45%, 2/15/31	$136,000	$125,143
4.30%, 11/15/32	178,000	177,096
3.14%, 11/15/35(e)	1,630,000	1,428,452
4.93%, 5/15/37(e)	434,000	436,432
3.75%, 2/15/51(b)	411,000	319,395
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	30,000	29,863
2.90%, 12/1/29	54,000	51,307
2.60%, 5/1/31	72,000	65,620
Broadstreet Partners Group LLC
5.88%, 4/15/29(e)	34,000	34,009
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 5/15/26(e)	27,000	26,976
4.50%, 4/1/27(e)	21,000	20,667
Brown & Brown, Inc.
2.38%, 3/15/31	544,000	487,411
4.95%, 3/17/52	143,000	125,811
Brown University
2.92%, 9/1/50, Series A	4,000	2,720
Brown-Forman Corp.
4.75%, 4/15/33	13,000	13,243
4.00%, 4/15/38	16,000	14,582
4.50%, 7/15/45	27,000	23,799
Brunswick Corp.
2.40%, 8/18/31	136,000	119,439
4.40%, 9/15/32(b)	32,000	30,613
5.10%, 4/1/52	293,000	239,144
Buckeye Partners LP
3.95%, 12/1/26	25,000	24,856
4.13%, 12/1/27	22,000	21,789
4.50%, 3/1/28(e)	21,000	20,913
5.85%, 11/15/43	27,000	25,665
5.60%, 10/15/44	12,000	11,114
Builders FirstSource, Inc.
5.00%, 3/1/30(e)	23,000	22,921
4.25%, 2/1/32(e)	54,000	51,423
6.38%, 6/15/32(e)	29,000	30,207
6.38%, 3/1/34(e)	41,000	42,661
Bunge Ltd. Finance Corp.
3.25%, 8/15/26	43,000	42,761
4.90%, 4/21/27	200,000	202,200
3.75%, 9/25/27	37,000	36,860
2.75%, 5/14/31	72,000	66,459
5.15%, 8/4/35	164,000	167,960
Burford Capital Global Finance LLC
6.25%, 4/15/28(e)	200,000	199,596
Burlington Northern Santa Fe LLC
4.55%, 9/1/44	535,000	485,076
4.15%, 12/15/48	9,000	7,540
3.55%, 2/15/50	166,000	124,574
3.05%, 2/15/51	38,000	25,751
3.30%, 9/15/51	274,000	194,151
2.88%, 6/15/52	196,000	126,399
4.45%, 1/15/53	75,000	64,572
5.50%, 3/15/55	85,000	85,493
Burlington Resources LLC
5.95%, 10/15/36	40,000	43,612
BWX Technologies, Inc.
4.13%, 6/30/28(e)	16,000	15,715
4.13%, 4/15/29(e)	16,000	15,725
Cable One, Inc.
4.00%, 11/15/30(e)	27,000	21,513
Cabot Corp.
4.00%, 7/1/29	21,000	20,834
5.00%, 6/30/32	28,000	28,581
Caesars Entertainment, Inc.
7.00%, 2/15/30(e)	74,000	76,690
6.50%, 2/15/32(e)	111,000	112,997
California Institute of Technology
4.32%, 8/1/45	55,000	48,991
4.70%, 11/1/11	17,000	14,330
3.65%, 9/1/19	26,000	17,065
California Resources Corp.
8.25%, 6/15/29(e)	25,000	26,190
Calpine Corp.
4.50%, 2/15/28(e)	52,000	51,944
5.13%, 3/15/28(e)	58,000	58,249
4.63%, 2/1/29(e)	27,000	26,877
5.00%, 2/1/31(e)	35,000	35,134
3.75%, 3/1/31(e)	37,000	35,722
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 1/15/27(e)	73,000	72,808
9.75%, 7/15/28(e)	45,000	45,117
Camden Property Trust
5.85%, 11/3/26	35,000	35,534
4.10%, 10/15/28(b)	28,000	28,128
3.15%, 7/1/29	12,000	11,611
2.80%, 5/15/30	15,000	14,189
4.90%, 1/15/34	8,000	8,160
3.35%, 11/1/49	15,000	10,792
Camelot Return Merger Sub, Inc.
8.75%, 8/1/28(e)	29,000	24,296
Cameron LNG LLC
3.30%, 1/15/35(e)	34,000	30,077
3.40%, 1/15/38(e)	122,000	107,178
3.70%, 1/15/39(e)	37,000	32,177
Campbell's Company/The
5.30%, 3/20/26	25,000	25,087
5.20%, 3/19/27	30,000	30,411
4.15%, 3/15/28	60,000	60,142
5.20%, 3/21/29	35,000	36,042
2.38%, 4/24/30	35,000	32,288
5.40%, 3/21/34	70,000	72,158
4.80%, 3/15/48	65,000	58,153
3.13%, 4/24/50	140,000	94,041
Capital One Financial Corp.
3.65%, 5/11/27	359,000	357,108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
7.15%, 10/29/27, (7.149% fixed rate until 10/29/26; Secured Overnight Financing Rate + 2.44% thereafter)(a)	$45,000	$46,149
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(a)	175,000	171,286
3.80%, 1/31/28	85,000	84,560
4.93%, 5/10/28, (4.927% fixed rate until 5/10/27; Secured Overnight Financing Rate + 2.057% thereafter)(a)	95,000	96,049
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)	60,000	61,590
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	210,000	220,559
5.70%, 2/1/30, (5.70% fixed rate until 2/1/29; Secured Overnight Financing Rate + 1.905% thereafter)(a)	84,000	87,484
3.27%, 3/1/30, (3.273% fixed rate until 3/1/29; Secured Overnight Financing Rate + 1.79% thereafter)(a)	100,000	97,101
5.25%, 7/26/30, (5.247% fixed rate until 7/26/29; Secured Overnight Financing Rate + 2.60% thereafter)(a)	65,000	67,032
7.62%, 10/30/31, (7.624% fixed rate until 10/30/30; Secured Overnight Financing Rate + 3.07% thereafter)(a)	125,000	141,523
2.36%, 7/29/32, (2.359% fixed rate until 7/29/31; Secured Overnight Financing Rate + 1.337% thereafter)(a)	70,000	61,209
2.62%, 11/2/32, (2.618% fixed rate until 11/2/31; Secured Overnight Financing Rate + 1.265% thereafter)(a)	67,000	60,040
5.27%, 5/10/33, (5.268% fixed rate until 5/10/32; Secured Overnight Financing Rate + 2.37% thereafter)(a)	80,000	82,162
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(a)	90,000	94,812
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(a)	125,000	135,996
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(a)	70,000	74,761
6.18%, 1/30/36, (6.183% fixed rate until 1/30/35; Secured Overnight Financing Rate + 2.036% thereafter)(a)	208,000	218,372
5.20%, 9/11/36, (5.197% fixed rate until 9/11/35; Secured Overnight Financing Rate + 1.63% thereafter)(a)	100,000	99,912
Capstone Borrower, Inc.
8.00%, 6/15/30(e)	20,000	20,420
Cardinal Health, Inc.
3.41%, 6/15/27	75,000	74,368
5.13%, 2/15/29	40,000	41,265
5.45%, 2/15/34	35,000	36,630
4.60%, 3/15/43	30,000	26,654
4.50%, 11/15/44	106,000	92,442
4.90%, 9/15/45	124,000	113,408
4.37%, 6/15/47	50,000	42,241
Cargill, Inc.
4.50%, 6/24/26(e)	25,000	25,076
3.63%, 4/22/27(e)	20,000	19,957
3.25%, 5/23/29(e)	25,000	24,392
2.13%, 4/23/30(e)	30,000	27,606
1.70%, 2/2/31(e)	20,000	17,724
2.13%, 11/10/31(e)	40,000	35,591
4.00%, 6/22/32(e)	25,000	24,574
5.13%, 10/11/32(e)	20,000	20,805
4.75%, 4/24/33(e)	20,000	20,353
4.76%, 11/23/45(e)	25,000	23,154
3.88%, 5/23/49(e)	109,000	86,953
3.13%, 5/25/51(e)	30,000	20,627
4.38%, 4/22/52(e)	20,000	17,041
Carlisle Cos., Inc.
3.75%, 12/1/27	37,000	36,816
2.75%, 3/1/30(b)	54,000	51,023
2.20%, 3/1/32	39,000	34,076
5.55%, 9/15/40	76,000	77,425
Carlyle Holdings II Finance LLC
5.63%, 3/30/43(e)	40,000	39,669
Carrier Global Corp.
2.70%, 2/15/31	55,000	50,963
5.90%, 3/15/34	142,000	153,461
3.38%, 4/5/40	135,000	110,307
3.58%, 4/5/50	125,000	93,903
6.20%, 3/15/54(b)	45,000	49,390
Carvana Co.
9.00%, 6/1/30, PIK(e)	68,160	71,409
9.00%, 6/1/31, PIK(e)	307,099	346,285
Caterpillar Financial Services Corp.
0.90%, 3/2/26	55,000	54,579
4.35%, 5/15/26	90,000	90,171
2.40%, 8/9/26	20,000	19,801
1.15%, 9/14/26	35,000	34,285
4.45%, 10/16/26	41,000	41,231
1.70%, 1/8/27	35,000	34,231
4.50%, 1/8/27	35,000	35,274
5.00%, 5/14/27	238,000	242,106
3.60%, 8/12/27	50,000	49,897
1.10%, 9/14/27	55,000	52,549
4.40%, 10/15/27	36,000	36,431
4.85%, 2/27/29	45,000	46,354
4.38%, 8/16/29	33,000	33,549
Caterpillar, Inc.
2.60%, 9/19/29	10,000	9,549
2.60%, 4/9/30	15,000	14,215
1.90%, 3/12/31	10,000	9,030
5.30%, 9/15/35	25,000	26,473
6.05%, 8/15/36	50,000	56,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
5.20%, 5/27/41	$35,000	$35,719
3.80%, 8/15/42	75,000	63,831
4.30%, 5/15/44	22,000	19,647
3.25%, 9/19/49	356,000	259,414
3.25%, 4/9/50	120,000	87,617
4.75%, 5/15/64	56,000	50,555
Catholic Health Services of Long Island Obligated Group
3.37%, 7/1/50, Series 2020	36,000	25,370
CBRE Services, Inc.
5.50%, 4/1/29	36,000	37,382
2.50%, 4/1/31	36,000	32,810
5.95%, 8/15/34	91,000	98,022
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 2/1/32(b)(e)	470,000	432,747
4.50%, 5/1/32(b)	457,000	412,841
4.25%, 1/15/34(b)(e)	450,000	382,293
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	31,000	30,007
3.25%, 2/15/29	43,000	41,340
5.10%, 3/1/30	121,000	123,598
3.57%, 12/1/31	71,000	66,413
Celanese U.S. Holdings LLC
6.67%, 7/15/27	266,000	274,231
6.83%, 7/15/29	100,000	103,177
6.88%, 7/15/32(b)	72,000	73,532
7.20%, 11/15/33	20,000	20,928
Centene Corp.
2.45%, 7/15/28	140,000	130,480
4.63%, 12/15/29	250,000	242,085
3.38%, 2/15/30	145,000	133,462
3.00%, 10/15/30	155,000	138,495
2.50%, 3/1/31	155,000	133,722
2.63%, 8/1/31	95,000	81,479
CenterPoint Energy Houston Electric LLC
3.55%, 8/1/42	27,000	21,857
2.90%, 7/1/50, Series AD	40,000	26,540
3.35%, 4/1/51, Series AF	281,000	202,004
3.60%, 3/1/52, Series AH	33,000	24,685
4.85%, 10/1/52, Series AJ	146,000	135,049
5.30%, 4/1/53	6,000	5,868
CenterPoint Energy Resources Corp.
4.40%, 7/1/32	60,000	59,670
5.40%, 3/1/33	2,000	2,081
Central Garden & Pet Co.
4.13%, 10/15/30(b)	45,000	43,182
Central Parent, Inc./CDK Global, Inc.
7.25%, 6/15/29(e)	171,000	141,995
Century Communities, Inc.
3.88%, 8/15/29(e)	25,000	23,798
CF Industries, Inc.
5.38%, 3/15/44(b)	194,000	185,171
Champions Financing, Inc.
8.75%, 2/15/29(b)(e)	25,000	24,998
Charles River Laboratories International, Inc.
4.25%, 5/1/28(e)	20,000	19,812
3.75%, 3/15/29(e)	20,000	19,341
4.00%, 3/15/31(e)	20,000	18,950
Charles Schwab Corp.
3.20%, 3/2/27	184,000	182,365
3.20%, 1/25/28	412,000	406,415
4.63%, 3/22/30	221,000	226,452
Chart Industries, Inc.
7.50%, 1/1/30(e)	66,000	68,913
9.50%, 1/1/31(e)	21,000	22,430
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 4/1/38	340,000	315,959
6.48%, 10/23/45	412,000	395,916
5.38%, 5/1/47	738,000	620,563
5.75%, 4/1/48	533,000	467,864
3.70%, 4/1/51(b)	11,000	7,059
6.83%, 10/23/55	177,000	174,064
3.85%, 4/1/61(b)	639,000	391,648
3.95%, 6/30/62(b)	286,000	176,223
Chemours Co.
5.75%, 11/15/28(e)	76,000	73,894
4.63%, 11/15/29(e)	2,000	1,797
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	74,000	74,774
3.70%, 11/15/29	80,000	78,274
2.74%, 12/31/39	51,000	43,589
Cheniere Energy Partners LP
4.50%, 10/1/29	105,000	105,067
4.00%, 3/1/31	105,000	102,067
3.25%, 1/31/32	85,000	78,215
5.95%, 6/30/33	100,000	106,335
5.75%, 8/15/34	109,000	114,146
5.55%, 10/30/35(e)	138,000	142,076
Cheniere Energy, Inc.
4.63%, 10/15/28	92,000	92,021
5.65%, 4/15/34	136,000	141,885
Chesapeake Energy Corp.
5.88%, 2/1/29(e)	20,000	20,031
6.75%, 4/15/29(e)	47,000	47,361
Chevron USA, Inc.
1.02%, 8/12/27	100,000	95,654
3.25%, 10/15/29	170,000	166,340
Children's Health System of Texas
2.51%, 8/15/50	2,000	1,213
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(e)	17,000	16,990
7.63%, 7/1/29(e)	20,000	20,874
Choice Hotels International, Inc.
3.70%, 12/1/29(b)	65,000	62,882
5.85%, 8/1/34	41,000	42,158
CHS/Community Health Systems, Inc.
6.00%, 1/15/29(e)	182,000	183,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
5.25%, 5/15/30(e)	$63,000	$59,576
10.88%, 1/15/32(e)	56,000	60,560
Chubb Corp.
6.00%, 5/11/37(b)	412,000	452,096
Chubb INA Holdings LLC
6.70%, 5/15/36	20,000	23,169
4.15%, 3/13/43	33,000	28,948
Church & Dwight Co., Inc.
3.15%, 8/1/27	140,000	138,409
2.30%, 12/15/31	29,000	25,913
5.60%, 11/15/32	36,000	38,470
3.95%, 8/1/47	36,000	29,223
5.00%, 6/15/52	45,000	41,928
Churchill Downs, Inc.
4.75%, 1/15/28(e)	108,000	107,593
5.75%, 4/1/30(e)	65,000	65,560
Ciena Corp.
4.00%, 1/31/30(e)	16,000	15,461
Cigna Group
4.38%, 10/15/28	675,000	681,556
4.50%, 9/15/30	92,000	92,784
2.38%, 3/15/31	33,000	29,909
4.80%, 8/15/38	855,000	828,161
3.88%, 10/15/47	36,000	28,188
4.90%, 12/15/48	555,000	504,181
3.40%, 3/15/51	203,000	143,123
Cincinnati Financial Corp.
6.92%, 5/15/28	27,000	28,841
6.13%, 11/1/34	18,000	19,519
Cinemark USA, Inc.
5.25%, 7/15/28(e)	40,000	39,941
Cintas Corp. No. 2
3.70%, 4/1/27	64,000	63,825
4.00%, 5/1/32	16,000	15,786
Cisco Systems, Inc.
2.50%, 9/20/26	82,000	81,171
4.80%, 2/26/27	110,000	111,326
5.10%, 2/24/35	226,000	234,781
5.50%, 1/15/40	619,000	653,168
Citigroup, Inc.
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(a)	894,000	887,585
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(a)	857,000	796,063
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	273,000	248,726
6.63%, 6/15/32	699,000	778,282
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(a)	385,000	354,412
5.88%, 2/22/33	412,000	442,292
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(a)	185,000	177,216
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.430% thereafter)(a)	382,000	341,221
8.13%, 7/15/39	516,000	668,617
5.88%, 1/30/42	234,000	249,014
6.68%, 9/13/43	97,000	109,698
5.30%, 5/6/44	95,000	92,687
4.65%, 7/23/48	13,000	11,697
Citizens Financial Group, Inc.
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)	116,000	120,906
2.50%, 2/6/30	96,000	88,919
3.25%, 4/30/30	282,000	268,948
5.64%, 5/21/37, (5.641% fixed rate until 5/21/32; 5-year Constant Maturity Treasury Rate + 2.75% thereafter)(a)	67,000	68,288
City of Hope
5.62%, 11/15/43, Series 2013	120,000	120,213
4.38%, 8/15/48, Series 2018	16,000	13,560
Civitas Resources, Inc.
5.00%, 10/15/26(e)	17,000	16,987
8.63%, 11/1/30(e)	71,000	74,410
8.75%, 7/1/31(e)	69,000	71,952
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 5/15/28(e)	122,000	125,273
Clarivate Science Holdings Corp.
3.88%, 7/1/28(e)	38,000	36,932
4.88%, 7/1/29(e)	38,000	35,942
Clean Harbors, Inc.
5.13%, 7/15/29(e)	12,000	12,033
6.38%, 2/1/31(e)	46,000	47,372
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28(e)	41,000	41,071
7.50%, 6/1/29(e)	43,000	42,749
7.88%, 4/1/30(e)	36,000	37,975
Clearway Energy Operating LLC
4.75%, 3/15/28(e)	35,000	35,012
3.75%, 2/15/31(e)	43,000	40,099
3.75%, 1/15/32(e)	14,000	12,813
Cleco Corporate Holdings LLC
3.74%, 5/1/26	7,000	6,984
4.97%, 5/1/46	32,000	28,355
Cleveland Electric Illuminating Co.
3.50%, 4/1/28(e)	32,000	31,609
4.55%, 11/15/30(e)	12,000	12,009
5.95%, 12/15/36	28,000	29,828
Cleveland-Cliffs, Inc.
4.63%, 3/1/29(e)	15,000	14,692
6.88%, 11/1/29(e)	36,000	37,113
6.75%, 4/15/30(e)	31,000	31,711
4.88%, 3/1/31(e)	13,000	12,340
7.00%, 3/15/32(b)(e)	57,000	58,548

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
7.38%, 5/1/33(e)	$36,000	$37,196
6.25%, 10/1/40	27,000	23,477
Cloud Software Group, Inc.
9.00%, 9/30/29(e)	192,000	198,428
8.25%, 6/30/32(e)	171,000	180,666
Clue Opco LLC
9.50%, 10/15/31(e)	30,000	31,219
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/30(e)	45,000	45,092
6.75%, 4/15/32(e)	50,000	50,538
CME Group, Inc.
2.65%, 3/15/32	29,000	26,568
5.30%, 9/15/43	26,000	26,472
4.15%, 6/15/48	9,000	7,707
CMS Energy Corp.
3.00%, 5/15/26	20,000	19,889
3.45%, 8/15/27	20,000	19,795
4.88%, 3/1/44	27,000	24,457
4.75%, 6/1/50, (4.75% fixed rate until 6/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(a)	35,000	34,357
3.75%, 12/1/50, (3.75% fixed rate until 12/1/30; 5-year Constant Maturity Treasury Rate + 2.90% thereafter)(a)	30,000	27,609
CNA Financial Corp.
4.50%, 3/1/26	31,000	31,000
3.45%, 8/15/27	31,000	30,667
3.90%, 5/1/29	36,000	35,682
2.05%, 8/15/30	36,000	32,468
5.50%, 6/15/33	36,000	37,485
5.13%, 2/15/34	36,000	36,417
CNH Industrial Capital LLC
1.88%, 1/15/26	31,000	30,905
1.45%, 7/15/26	37,000	36,382
4.55%, 4/10/28	37,000	37,325
5.50%, 1/12/29	31,000	32,130
5.10%, 4/20/29	43,000	44,115
CNH Industrial NV
3.85%, 11/15/27	31,000	30,925
CNO Financial Group, Inc.
5.25%, 5/30/29	71,000	72,369
6.45%, 6/15/34	57,000	60,494
CNO Global Funding
5.88%, 6/4/27(e)	31,000	31,765
CNX Resources Corp.
6.00%, 1/15/29(e)	20,000	20,124
7.38%, 1/15/31(e)	20,000	20,788
7.25%, 3/1/32(e)	66,000	68,952
Cobra AcquisitionCo LLC
6.38%, 11/1/29(e)	30,000	26,092
12.25%, 11/1/29(e)	7,000	7,075
Coca-Cola Co.
3.38%, 3/25/27	55,000	54,821
2.90%, 5/25/27	27,000	26,718
1.45%, 6/1/27	82,000	79,360
1.50%, 3/5/28	41,000	39,154
1.00%, 3/15/28	71,000	66,965
2.13%, 9/6/29	20,000	18,865
3.45%, 3/25/30	25,000	24,577
1.65%, 6/1/30	31,000	28,119
2.00%, 3/5/31	15,000	13,640
1.38%, 3/15/31	27,000	23,727
2.25%, 1/5/32	41,000	37,223
5.00%, 5/13/34	20,000	21,015
4.65%, 8/14/34	15,000	15,434
2.50%, 6/1/40	65,000	49,099
2.88%, 5/5/41	49,000	38,113
4.20%, 3/25/50	35,000	30,061
2.60%, 6/1/50	98,000	62,319
3.00%, 3/5/51	111,000	76,051
2.50%, 3/15/51	98,000	60,320
5.30%, 5/13/54	72,000	71,964
5.20%, 1/14/55	98,000	96,726
2.75%, 6/1/60	65,000	39,257
5.40%, 5/13/64	108,000	107,862
Coca-Cola Consolidated, Inc.
5.25%, 6/1/29	50,000	51,850
5.45%, 6/1/34	46,000	48,557
Cogent Communications Group LLC / Cogent Finance, Inc.
7.00%, 6/15/27(b)(e)	18,000	17,841
Coherent Corp.
5.00%, 12/15/29(e)	41,000	40,694
Coinbase Global, Inc.
3.38%, 10/1/28(e)	41,000	38,812
3.63%, 10/1/31(b)(e)	30,000	26,716
Colgate-Palmolive Co.
3.10%, 8/15/27	32,000	31,720
4.60%, 3/1/28	32,000	32,605
3.70%, 8/1/47	92,000	74,199
Colonial Pipeline Co.
7.63%, 4/15/32(e)	16,000	18,262
4.20%, 4/15/43(e)	98,000	77,811
4.25%, 4/15/48(e)	23,000	17,719
Columbia Pipeline Group, Inc.
5.80%, 6/1/45	45,000	45,039
Columbia Pipelines Holding Co. LLC
6.06%, 8/15/26(e)	10,000	10,104
6.04%, 8/15/28(e)	30,000	31,272
5.68%, 1/15/34(e)	20,000	20,751
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/30(e)	30,000	31,879
6.04%, 11/15/33(e)	61,000	65,556
6.50%, 8/15/43(e)	25,000	26,804
6.54%, 11/15/53(e)	50,000	54,044
6.71%, 8/15/63(e)	20,000	22,130
Comcast Corp.
1.95%, 1/15/31	877,000	781,837
4.80%, 5/15/33	385,000	389,884
4.20%, 8/15/34	209,000	200,755
3.75%, 4/1/40	412,000	345,404
4.75%, 3/1/44	14,000	12,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
3.97%, 11/1/47	$299,000	$230,078
2.80%, 1/15/51	111,000	66,428
2.89%, 11/1/51	490,000	296,230
2.45%, 8/15/52	444,000	241,701
2.94%, 11/1/56	262,000	152,662
2.65%, 8/15/62	464,000	239,325
2.99%, 11/1/63	218,000	121,795
5.50%, 5/15/64(b)	150,000	138,569
Comerica, Inc.
4.00%, 2/1/29	85,000	84,197
5.98%, 1/30/30, (5.982% fixed rate until 1/30/29; Secured Overnight Financing Rate + 2.155% thereafter)(a)	116,000	120,913
Commercial Metals Co.
4.13%, 1/15/30	12,000	11,614
3.88%, 2/15/31	12,000	11,370
4.38%, 3/15/32	12,000	11,504
CommonSpirit Health
3.35%, 10/1/29	20,000	19,400
2.78%, 10/1/30	10,000	9,375
5.21%, 12/1/31	15,000	15,590
5.32%, 12/1/34	36,000	37,080
3.82%, 10/1/49	46,000	35,228
4.19%, 10/1/49	76,000	61,070
3.91%, 10/1/50	43,000	32,774
6.46%, 11/1/52	20,000	21,955
5.55%, 12/1/54	32,000	31,215
Commonwealth Edison Co.
2.55%, 6/15/26	27,000	26,805
2.95%, 8/15/27, Series 122	19,000	18,739
3.70%, 8/15/28	30,000	29,901
2.20%, 3/1/30	7,000	6,499
3.15%, 3/15/32, Series 132	6,000	5,596
4.90%, 2/1/33	8,000	8,213
5.30%, 6/1/34	8,000	8,413
5.90%, 3/15/36	63,000	68,640
6.45%, 1/15/38	29,000	32,817
3.80%, 10/1/42	23,000	18,924
4.60%, 8/15/43	23,000	20,922
4.70%, 1/15/44	23,000	21,103
3.70%, 3/1/45	26,000	20,701
4.35%, 11/15/45	29,000	25,103
3.65%, 6/15/46	46,000	36,022
3.75%, 8/15/47, Series 123	42,000	32,860
4.00%, 3/1/48	52,000	42,245
4.00%, 3/1/49	26,000	20,835
3.20%, 11/15/49, Series 127	20,000	13,888
3.00%, 3/1/50	42,000	28,058
3.13%, 3/15/51, Series 130	50,000	34,051
2.75%, 9/1/51, Series 131	61,000	38,581
3.85%, 3/15/52, Series 133	35,000	27,202
5.30%, 2/1/53	38,000	36,828
5.65%, 6/1/54	26,000	26,471
CommScope LLC
4.75%, 9/1/29(e)	240,000	240,145
Community Health Network, Inc.
3.10%, 5/1/50, Series 20-A	24,000	15,779
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(e)	42,204	39,335
5.00%, 1/15/32(b)(e)	12,352	11,055
Comstock Resources, Inc.
6.75%, 3/1/29(e)	59,000	59,203
6.75%, 3/1/29(b)(e)	16,000	15,964
5.88%, 1/15/30(e)	40,000	38,908
Conagra Brands, Inc.
5.30%, 10/1/26	30,000	30,284
7.00%, 10/1/28	25,000	26,717
4.85%, 11/1/28	180,000	182,367
8.25%, 9/15/30	20,000	23,095
5.30%, 11/1/38	90,000	87,079
5.40%, 11/1/48(b)	90,000	82,754
Concentrix Corp.
6.85%, 8/2/33(b)	82,000	81,878
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(e)	21,000	18,259
Connecticut Light & Power Co.
4.00%, 4/1/48	43,000	34,957
ConocoPhillips Co.
4.85%, 1/15/32	18,000	18,556
5.90%, 10/15/32	10,000	10,928
5.05%, 9/15/33(b)	20,000	20,746
5.00%, 1/15/35	82,000	83,939
5.90%, 5/15/38	17,000	18,474
6.50%, 2/1/39	78,000	88,782
3.76%, 3/15/42	38,000	31,375
4.30%, 11/15/44	111,000	95,960
5.20%, 6/1/45	183,000	175,809
5.95%, 3/15/46	50,000	52,874
4.88%, 10/1/47	19,000	17,369
3.80%, 3/15/52	72,000	54,161
5.30%, 5/15/53	72,000	68,518
5.55%, 3/15/54(b)	49,000	48,423
5.50%, 1/15/55(b)	85,000	83,269
4.03%, 3/15/62	133,000	99,266
5.70%, 9/15/63	72,000	71,499
5.65%, 1/15/65	12,000	11,883
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28(e)	17,000	17,084
Consolidated Edison Co. of New York, Inc.
3.80%, 5/15/28	20,000	19,963
4.00%, 12/1/28, Series D	35,000	35,100
3.35%, 4/1/30, Series 20A	12,000	11,652
2.40%, 6/15/31	20,000	18,321
5.20%, 3/1/33	10,000	10,488
5.50%, 3/15/34	12,000	12,699
5.38%, 5/15/34	8,000	8,364
5.30%, 3/1/35, Series 2005-A	17,000	17,682
5.85%, 3/15/36, Series 06-A	20,000	21,574
6.20%, 6/15/36, Series 06-B	20,000	22,223
6.30%, 8/15/37, Series 2007-A	26,000	29,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
6.75%, 4/1/38, Series 08-B	$29,000	$33,602
5.50%, 12/1/39, Series 09-C	29,000	29,971
5.70%, 6/15/40	17,000	17,802
4.20%, 3/15/42, Series 12-A	93,000	81,246
3.95%, 3/1/43	34,000	28,602
4.45%, 3/15/44	42,000	37,251
4.50%, 12/1/45	110,000	97,176
3.85%, 6/15/46	27,000	21,687
3.88%, 6/15/47, Series 2017	24,000	19,075
4.65%, 12/1/48, Series E	29,000	25,796
4.13%, 5/15/49, Series A	34,000	27,672
3.95%, 4/1/50, Series 20B	154,000	123,222
3.20%, 12/1/51	29,000	19,756
6.15%, 11/15/52	34,000	36,551
5.90%, 11/15/53	44,000	45,980
5.70%, 5/15/54	120,000	122,469
4.63%, 12/1/54	37,000	31,900
4.30%, 12/1/56, Series C	24,000	19,489
4.00%, 11/15/57, Series C	17,000	13,005
4.50%, 5/15/58	34,000	28,482
3.70%, 11/15/59	29,000	20,744
3.00%, 12/1/60, Series C	167,000	101,792
3.60%, 6/15/61	37,000	26,047
Constellation Brands, Inc.
3.70%, 12/6/26	35,000	34,903
3.50%, 5/9/27	30,000	29,766
4.35%, 5/9/27	35,000	35,151
3.60%, 2/15/28	45,000	44,569
4.65%, 11/15/28	30,000	30,454
4.80%, 1/15/29	125,000	127,247
2.88%, 5/1/30	116,000	109,310
2.25%, 8/1/31(b)	70,000	62,155
4.50%, 5/9/47	55,000	46,377
4.10%, 2/15/48	100,000	79,878
5.25%, 11/15/48	45,000	42,268
3.75%, 5/1/50	55,000	40,971
Constellation Energy Generation LLC
5.60%, 3/1/28(b)	85,000	87,894
5.80%, 3/1/33	45,000	48,290
6.13%, 1/15/34	35,000	38,152
6.25%, 10/1/39	81,000	88,775
5.75%, 10/1/41	30,000	30,901
5.60%, 6/15/42	70,000	71,120
6.50%, 10/1/53	90,000	99,484
5.75%, 3/15/54	80,000	80,416
Consumers Energy Co.
4.65%, 3/1/28	30,000	30,480
3.80%, 11/15/28	20,000	19,966
4.90%, 2/15/29	35,000	35,988
4.60%, 5/30/29	39,000	39,712
3.60%, 8/15/32(b)	7,000	6,694
4.63%, 5/15/33	15,000	15,136
3.95%, 5/15/43	23,000	19,391
3.25%, 8/15/46	24,000	17,793
3.95%, 7/15/47	19,000	15,521
4.05%, 5/15/48	30,000	24,844
4.35%, 4/15/49	30,000	25,670
3.75%, 2/15/50	17,000	13,187
3.10%, 8/15/50	50,000	34,379
3.50%, 8/1/51	31,000	23,085
2.65%, 8/15/52	17,000	10,937
4.20%, 9/1/52	24,000	19,862
2.50%, 5/1/60	136,000	76,725
Continental Resources, Inc.
2.27%, 11/15/26(e)	33,000	32,330
4.38%, 1/15/28	62,000	61,841
5.75%, 1/15/31(e)	65,000	67,048
2.88%, 4/1/32(e)	114,000	99,846
4.90%, 6/1/44	16,000	12,888
COPT Defense Properties LP
2.90%, 12/1/33	85,000	72,864
Corebridge Financial, Inc.
3.85%, 4/5/29	99,000	97,590
3.90%, 4/5/32	108,000	102,779
6.05%, 9/15/33	36,000	38,370
5.75%, 1/15/34	55,000	57,525
4.35%, 4/5/42	45,000	38,796
4.40%, 4/5/52(b)	115,000	94,046
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	61,000	62,319
6.38%, 9/15/54, (6.375% fixed rate until 9/15/34; 5-year Constant Maturity Treasury Rate + 2.646% thereafter)(a)	148,000	149,494
Corebridge Global Funding
4.65%, 8/20/27(e)	40,000	40,401
5.90%, 9/19/28(e)	20,000	20,923
5.20%, 1/12/29(e)	25,000	25,697
5.20%, 6/24/29(e)	20,000	20,597
4.90%, 12/3/29(e)	24,000	24,547
CoreCivic, Inc.
4.75%, 10/15/27	10,000	9,945
8.25%, 4/15/29	20,000	21,071
CoreLogic, Inc.
4.50%, 5/1/28(e)	31,000	30,281
Cornerstone Building Brands, Inc.
6.13%, 1/15/29(e)	63,000	31,702
Corning, Inc.
4.70%, 3/15/37	25,000	24,618
5.75%, 8/15/40	35,000	36,811
4.75%, 3/15/42	45,000	41,878
5.35%, 11/15/48	50,000	49,259
3.90%, 11/15/49	59,000	46,679
4.38%, 11/15/57	70,000	57,727
5.85%, 11/15/68	25,000	24,915
5.45%, 11/15/79	100,000	92,626
Costco Wholesale Corp.
1.38%, 6/20/27	91,000	88,007
1.60%, 4/20/30	36,000	32,711
1.75%, 4/20/32	21,000	18,290
Coterra Energy, Inc.
3.90%, 5/15/27	42,000	41,851

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
4.38%, 3/15/29	$26,000	$26,061
5.60%, 3/15/34	36,000	37,295
5.90%, 2/15/55	104,000	101,365
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 1/15/29(b)(e)	336,000	331,980
Cougar JV Subsidiary LLC
8.00%, 5/15/32(e)	28,000	29,945
Cousins Properties LP
5.88%, 10/1/34	45,000	47,047
Cox Communications, Inc.
3.50%, 8/15/27(e)	40,000	39,525
5.45%, 9/15/28(e)	35,000	36,052
1.80%, 10/1/30(b)(e)	30,000	26,300
2.60%, 6/15/31(e)	265,000	236,254
5.70%, 6/15/33(e)	35,000	35,356
5.45%, 9/1/34(e)	28,000	27,634
4.80%, 2/1/35(e)	25,000	23,394
8.38%, 3/1/39(e)	15,000	17,615
4.70%, 12/15/42(e)	15,000	12,136
4.50%, 6/30/43(e)	26,000	20,444
4.60%, 8/15/47(e)	103,000	78,206
2.95%, 10/1/50(e)	30,000	16,991
3.60%, 6/15/51(e)	30,000	18,824
5.80%, 12/15/53(e)	108,000	93,902
5.95%, 9/1/54(e)	28,000	24,890
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(e)	324,000	322,438
Crane NXT Co.
6.55%, 11/15/36	8,000	8,639
4.20%, 3/15/48	67,000	44,083
Crescent Energy Finance LLC
7.63%, 4/1/32(e)	79,000	77,049
7.38%, 1/15/33(e)	39,000	36,975
8.38%, 1/15/34(b)(e)	50,000	49,345
CRH America Finance, Inc.
5.50%, 1/9/35	404,000	424,354
5.60%, 2/9/56	131,000	131,699
Crocs, Inc.
4.25%, 3/15/29(e)	14,000	13,547
4.13%, 8/15/31(e)	16,000	14,789
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	31,000	29,741
Crown Americas LLC
5.25%, 4/1/30	51,000	52,153
Crown Castle, Inc.
3.70%, 6/15/26	45,000	44,863
1.05%, 7/15/26	60,000	58,850
4.00%, 3/1/27	30,000	29,905
2.90%, 3/15/27	45,000	44,242
3.65%, 9/1/27	60,000	59,450
5.00%, 1/11/28	160,000	162,460
3.80%, 2/15/28	60,000	59,403
4.80%, 9/1/28	35,000	35,482
4.30%, 2/15/29	35,000	34,946
5.60%, 6/1/29	55,000	57,181
4.90%, 9/1/29	38,000	38,609
3.10%, 11/15/29	39,000	37,219
3.30%, 7/1/30	55,000	52,280
2.25%, 1/15/31	80,000	71,643
2.10%, 4/1/31	71,000	62,651
2.50%, 7/15/31	55,000	49,235
5.10%, 5/1/33	55,000	55,813
5.80%, 3/1/34	55,000	57,954
5.20%, 9/1/34(b)	58,000	58,868
2.90%, 4/1/41	115,000	84,484
4.75%, 5/15/47	30,000	26,312
5.20%, 2/15/49	35,000	32,136
4.00%, 11/15/49	62,000	47,397
4.15%, 7/1/50	45,000	35,474
3.25%, 1/15/51(b)	80,000	53,771
CSC Holdings LLC
5.38%, 2/1/28(e)	360,000	261,143
5.75%, 1/15/30(e)	200,000	74,406
5.00%, 11/15/31(e)	200,000	70,562
CSL Finance PLC
4.05%, 4/27/29(e)	20,000	20,022
4.25%, 4/27/32(e)	40,000	39,553
5.11%, 4/3/34(e)	20,000	20,690
4.63%, 4/27/42(e)	20,000	18,373
4.75%, 4/27/52(e)	40,000	35,191
5.42%, 4/3/54(e)	74,000	71,739
4.95%, 4/27/62(e)	20,000	17,846
CSX Corp.
4.75%, 5/30/42	197,000	185,532
4.40%, 3/1/43	79,000	70,512
4.10%, 3/15/44	50,000	42,607
4.30%, 3/1/48	26,000	22,154
2.50%, 5/15/51	419,000	253,921
4.50%, 8/1/54	29,000	24,951
4.25%, 11/1/66	46,000	36,417
4.65%, 3/1/68	108,000	91,149
CubeSmart LP
2.25%, 12/15/28	111,000	105,119
3.00%, 2/15/30	25,000	23,764
2.50%, 2/15/32	38,000	33,701
Cummins, Inc.
4.90%, 2/20/29	37,000	38,131
1.50%, 9/1/30(b)	17,000	15,210
5.15%, 2/20/34	15,000	15,626
4.88%, 10/1/43	22,000	21,625
2.60%, 9/1/50	81,000	50,292
5.45%, 2/20/54	44,000	44,059
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(e)	32,000	32,363
CVR Energy, Inc.
5.75%, 2/15/28(e)	16,000	15,796
8.50%, 1/15/29(e)	47,000	48,339
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 6/15/28(e)	22,000	21,974

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
CVS Health Corp.
3.00%, 8/15/26	$46,000	$45,641
3.63%, 4/1/27	46,000	45,695
6.25%, 6/1/27	23,000	23,696
1.30%, 8/21/27	139,000	132,588
4.30%, 3/25/28	308,000	308,852
5.00%, 1/30/29	62,000	63,451
5.40%, 6/1/29	62,000	64,322
3.25%, 8/15/29	109,000	105,335
5.13%, 2/21/30	105,000	108,145
3.75%, 4/1/30	105,000	102,586
1.75%, 8/21/30	87,000	77,370
5.25%, 1/30/31	52,000	53,918
1.88%, 2/28/31	87,000	76,545
5.55%, 6/1/31	69,000	72,573
2.13%, 9/15/31	69,000	60,747
5.25%, 2/21/33	122,000	126,193
5.30%, 6/1/33	87,000	90,061
5.70%, 6/1/34	87,000	91,665
4.88%, 7/20/35	59,000	58,501
4.78%, 3/25/38	450,000	428,491
6.13%, 9/15/39	40,000	42,293
4.13%, 4/1/40	104,000	90,054
5.30%, 12/5/43	68,000	64,464
6.00%, 6/1/44	68,000	69,449
5.13%, 7/20/45	324,000	296,637
5.05%, 3/25/48	790,000	710,219
5.63%, 2/21/53	116,000	110,845
5.88%, 6/1/53	116,000	114,781
6.05%, 6/1/54	91,000	92,453
6.75%, 12/10/54, (6.75% fixed rate until 12/10/34; 5-year Constant Maturity Treasury Rate + 2.516% thereafter)(a)	29,000	30,046
6.00%, 6/1/63	70,000	69,194
6.25%, 9/15/65	232,000	237,800
Dana, Inc.
5.38%, 11/15/27	15,000	15,013
5.63%, 6/15/28	20,000	20,028
4.25%, 9/1/30(b)	17,000	16,757
4.50%, 2/15/32(b)	14,000	13,748
Danaher Corp.
4.38%, 9/15/45	33,000	29,426
2.60%, 10/1/50	65,000	40,706
2.80%, 12/10/51	67,000	43,289
Darden Restaurants, Inc.
6.30%, 10/10/33	244,000	265,728
4.55%, 2/15/48	41,000	34,444
Darling Ingredients, Inc.
5.25%, 4/15/27(e)	20,000	20,014
6.00%, 6/15/30(e)	41,000	41,668
Dartmouth-Hitchcock Health
4.18%, 8/1/48, Series B	10,000	7,989
DaVita, Inc.
4.63%, 6/1/30(e)	50,000	48,559
3.75%, 2/15/31(e)	211,000	195,856
DCP Midstream Operating LP
5.63%, 7/15/27	31,000	31,656
5.13%, 5/15/29	43,000	44,067
8.13%, 8/16/30	21,000	24,368
3.25%, 2/15/32	29,000	26,727
6.45%, 11/3/36(e)	12,000	12,852
6.75%, 9/15/37(e)	19,000	20,844
5.60%, 4/1/44	36,000	34,991
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28(e)	74,000	73,695
Deere & Co.
3.10%, 4/15/30	14,000	13,530
2.88%, 9/7/49(b)	449,000	307,230
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 6/1/28(e)	16,000	16,101
8.63%, 3/15/29(e)	35,000	36,744
Dell International LLC/EMC Corp.
6.02%, 6/15/26	119,000	119,703
8.35%, 7/15/46	320,000	412,568
3.45%, 12/15/51(b)	402,000	280,941
Dell, Inc.
6.50%, 4/15/38	85,000	92,491
Delmarva Power & Light Co.
4.15%, 5/15/45	24,000	20,655
DENTSPLY SIRONA, Inc.
3.25%, 6/1/30	34,000	31,414
8.38%, 9/12/55, (8.375% fixed rate until 9/12/30; 5-year Constant Maturity Treasury Rate + 4.379% thereafter)(a)	34,000	32,348
Devon Energy Corp.
5.25%, 10/15/27	25,000	25,004
5.88%, 6/15/28	20,000	20,008
4.50%, 1/15/30(b)	40,000	40,113
7.88%, 9/30/31	50,000	58,284
7.95%, 4/15/32	25,000	29,183
5.20%, 9/15/34(b)	113,000	113,545
5.60%, 7/15/41(b)	53,000	51,623
4.75%, 5/15/42	68,000	59,466
5.00%, 6/15/45	91,000	79,790
5.75%, 9/15/54	86,000	80,192
DH Europe Finance II SARL
3.25%, 11/15/39	59,000	49,045
3.40%, 11/15/49	59,000	43,795
Diamondback Energy, Inc.
3.25%, 12/1/26	50,000	49,600
5.20%, 4/18/27	52,000	52,738
3.50%, 12/1/29	75,000	72,761
5.15%, 1/30/30	61,000	62,818
3.13%, 3/24/31	57,000	53,362
6.25%, 3/15/33	80,000	86,689
5.40%, 4/18/34	93,000	95,678
4.40%, 3/24/51(b)	70,000	57,135
4.25%, 3/15/52	131,000	103,937
6.25%, 3/15/53	60,000	61,757
5.75%, 4/18/54	139,000	134,253

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
5.90%, 4/18/64	$93,000	$89,765
Dick's Sporting Goods, Inc.
3.15%, 1/15/32(b)	54,000	49,775
4.10%, 1/15/52	68,000	50,518
Digital Realty Trust LP
3.60%, 7/1/29	91,000	89,307
Dignity Health
4.50%, 11/1/42	96,000	84,729
5.27%, 11/1/64	80,000	73,725
Directv Financing LLC
8.88%, 2/1/30(e)	82,000	81,489
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 8/15/27(b)(e)	63,000	63,177
Discover Bank
4.65%, 9/13/28	250,000	254,011
Discover Financial Services
4.50%, 1/30/26	37,000	37,000
4.10%, 2/9/27	36,000	35,987
6.70%, 11/29/32	3,000	3,326
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(a)	71,000	84,088
Discovery Communications LLC
4.13%, 5/15/29	1,299,000	1,263,299
3.63%, 5/15/30	225,000	208,790
5.00%, 9/20/37	49,000	41,593
6.35%, 6/1/40	60,000	53,700
DISH DBS Corp.
5.75%, 12/1/28(e)	592,000	572,434
Diversified Healthcare Trust
8.95%, 1/15/26(c)(e)	11,000	10,915
4.75%, 2/15/28	20,000	19,204
4.38%, 3/1/31	62,000	54,765
Doctors Co. An Interinsurance Exchange
4.50%, 1/18/32(e)	20,000	18,148
Dollar General Corp.
4.63%, 11/1/27	38,000	38,322
4.13%, 5/1/28	30,000	30,002
5.20%, 7/5/28	30,000	30,751
3.50%, 4/3/30	70,000	67,722
5.00%, 11/1/32(b)	50,000	50,714
5.45%, 7/5/33	70,000	72,755
4.13%, 4/3/50	65,000	51,776
5.50%, 11/1/52	45,000	43,265
Dollar Tree, Inc.
4.20%, 5/15/28(b)	77,000	76,964
2.65%, 12/1/31	57,000	51,263
3.38%, 12/1/51	36,000	24,734
Dominion Energy South Carolina, Inc.
4.60%, 6/15/43	172,000	156,680
5.10%, 6/1/65	52,000	47,507
Dominion Energy, Inc.
1.45%, 4/15/26, Series A	409,000	404,928
2.25%, 8/15/31, Series C(b)	60,000	53,617
5.38%, 11/15/32	60,000	62,738
3.30%, 4/15/41, Series B	309,000	238,304
4.90%, 8/1/41, Series C	46,000	42,994
4.85%, 8/15/52, Series B	188,000	164,813
Domtar Corp.
6.75%, 10/1/28(e)	26,000	20,816
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/29(e)	27,000	22,809
Dover Corp.
2.95%, 11/4/29	21,000	20,122
5.38%, 10/15/35	27,000	28,395
5.38%, 3/1/41	61,000	61,823
Dow Chemical Co.
4.25%, 10/1/34	365,000	337,064
5.25%, 11/15/41	70,000	64,247
4.38%, 11/15/42	327,000	264,518
4.63%, 10/1/44	15,000	12,246
4.80%, 5/15/49	12,000	9,698
3.60%, 11/15/50	454,000	302,511
DPL LLC/Ohio
4.35%, 4/15/29	16,000	15,728
DR Horton, Inc.
1.30%, 10/15/26	91,000	88,902
1.40%, 10/15/27	31,000	29,628
5.00%, 10/15/34	63,000	64,287
Dresdner Funding Trust I
8.15%, 6/30/31(e)	629,000	694,615
DT Midstream, Inc.
4.13%, 6/15/29(e)	65,000	63,891
4.38%, 6/15/31(e)	41,000	40,132
4.30%, 4/15/32(e)	25,000	24,141
DTE Electric Co.
4.85%, 12/1/26	35,000	35,384
1.90%, 4/1/28, Series A	40,000	38,290
2.25%, 3/1/30	12,000	11,172
2.63%, 3/1/31, Series C	12,000	11,111
3.00%, 3/1/32, Series A	10,000	9,297
5.20%, 4/1/33	12,000	12,562
4.00%, 4/1/43, Series A	18,000	15,350
4.30%, 7/1/44	17,000	14,860
3.70%, 3/15/45	24,000	19,241
3.70%, 6/1/46	15,000	11,823
3.75%, 8/15/47	24,000	18,851
4.05%, 5/15/48, Series A	25,000	20,692
3.95%, 3/1/49	32,000	25,889
2.95%, 3/1/50	57,000	38,729
3.25%, 4/1/51, Series B	182,000	129,064
3.65%, 3/1/52, Series B	20,000	15,114
5.40%, 4/1/53	25,000	24,870
DTE Energy Co.
2.85%, 10/1/26	53,000	52,499
4.88%, 6/1/28	50,000	50,913
5.10%, 3/1/29	75,000	77,075
3.40%, 6/15/29, Series C	35,000	34,065
2.95%, 3/1/30	22,000	20,920
5.85%, 6/1/34(b)	79,000	84,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Duke Energy Carolinas LLC
2.55%, 4/15/31	$61,000	$56,249
3.20%, 8/15/49	49,000	34,228
3.45%, 4/15/51	809,000	586,612
3.55%, 3/15/52	42,000	30,995
Duke Energy Carolinas Nc Storm Funding II LLC
5.07%, 1/1/46, Series A-2	125,000	126,005
Duke Energy Corp.
2.45%, 6/1/30	225,000	208,745
4.50%, 8/15/32(b)	100,000	100,123
4.80%, 12/15/45	22,000	19,856
3.75%, 9/1/46	249,000	192,261
3.50%, 6/15/51	68,000	48,368
Duke Energy Florida LLC
3.80%, 7/15/28	1,202,000	1,202,139
6.40%, 6/15/38	141,000	159,759
3.40%, 10/1/46	29,000	21,607
3.00%, 12/15/51	162,000	106,634
6.20%, 11/15/53	34,000	37,238
Duke Energy Indiana LLC
3.25%, 10/1/49, Series YYY	33,000	23,084
2.75%, 4/1/50	36,000	22,956
Duke Energy Progress LLC
4.20%, 8/15/45	309,000	263,200
2.50%, 8/15/50	190,000	114,460
2.90%, 8/15/51	29,000	18,741
Duke Energy Progress NC Storm Funding LLC
2.80%, 7/1/41, Series A-3	19,000	14,794
Duke University
2.68%, 10/1/44, Series 2020	8,000	5,969
2.76%, 10/1/50, Series 2020	6,000	3,962
DuPont de Nemours, Inc.
5.42%, 11/15/48(b)	75,000	71,571
Duquesne Light Holdings, Inc.
2.53%, 10/1/30(e)	17,000	15,456
Eagle Materials, Inc.
2.50%, 7/1/31(b)	53,000	48,230
East Ohio Gas Co.
2.00%, 6/15/30(e)	20,000	18,172
3.00%, 6/15/50(e)	150,000	98,717
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	259,000	247,874
Eastman Chemical Co.
4.50%, 12/1/28	30,000	30,224
5.75%, 3/8/33(b)	35,000	36,787
5.63%, 2/20/34(b)	55,000	56,909
4.80%, 9/1/42	45,000	40,226
4.65%, 10/15/44	80,000	68,680
Eaton Corp.
3.10%, 9/15/27	50,000	49,427
4.35%, 5/18/28	35,000	35,424
4.00%, 11/2/32(b)	15,000	14,807
4.15%, 3/15/33	25,000	24,776
4.15%, 11/2/42	44,000	38,910
3.92%, 9/15/47	15,000	12,319
4.70%, 8/23/52	62,000	56,570
eBay, Inc.
2.70%, 3/11/30	344,000	323,668
3.65%, 5/10/51	39,000	29,101
EchoStar Corp.
10.75%, 11/30/29	216,000	238,263
6.75%, 11/30/30, PIK	95,416	99,145
Ecolab, Inc.
2.70%, 11/1/26	41,000	40,572
1.65%, 2/1/27	27,000	26,332
3.25%, 12/1/27	27,000	26,727
5.25%, 1/15/28	27,000	27,755
4.80%, 3/24/30	14,000	14,405
1.30%, 1/30/31	12,000	10,434
2.13%, 2/1/32	13,000	11,521
5.50%, 12/8/41	25,000	25,983
3.95%, 12/1/47	42,000	34,490
2.13%, 8/15/50	33,000	18,572
2.70%, 12/15/51	56,000	35,388
2.75%, 8/18/55	45,000	27,754
Edgewell Personal Care Co.
5.50%, 6/1/28(e)	31,000	31,016
4.13%, 4/1/29(e)	35,000	33,098
El Paso Electric Co.
5.00%, 12/1/44	72,000	64,946
Elanco Animal Health, Inc.
6.65%, 8/28/28	40,000	41,995
Elastic NV
4.13%, 7/15/29(e)	31,000	29,877
Electronic Arts, Inc.
1.85%, 2/15/31	54,000	52,356
2.95%, 2/15/51(b)	89,000	84,293
Element Solutions, Inc.
3.88%, 9/1/28(e)	33,000	32,326
Elevance Health, Inc.
3.65%, 12/1/27	99,000	98,342
4.10%, 3/1/28	77,000	77,069
2.55%, 3/15/31	72,000	65,910
4.95%, 11/1/31	54,000	55,374
4.10%, 5/15/32	43,000	41,998
5.50%, 10/15/32	47,000	49,644
4.75%, 2/15/33	72,000	72,617
5.38%, 6/15/34	72,000	74,764
5.95%, 12/15/34	30,000	32,270
5.20%, 2/15/35(b)	105,000	107,745
5.85%, 1/15/36	35,000	37,347
6.38%, 6/15/37	139,000	152,917
4.63%, 5/15/42	56,000	50,747
4.65%, 1/15/43	16,000	14,492
5.10%, 1/15/44	625,000	595,557
3.13%, 5/15/50	296,000	197,087
3.60%, 3/15/51	24,000	17,387
4.55%, 5/15/52	545,000	459,136
Eli Lilly & Co.
4.50%, 2/9/27	75,000	75,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
5.50%, 3/15/27(b)	$25,000	$25,577
3.10%, 5/15/27	30,000	29,746
4.50%, 2/9/29	75,000	76,506
3.38%, 3/15/29	70,000	69,094
4.70%, 2/27/33	20,000	20,572
4.70%, 2/9/34	30,000	30,609
4.60%, 8/14/34	25,000	25,335
5.55%, 3/15/37	20,000	21,911
3.70%, 3/1/45	186,000	152,512
3.95%, 5/15/47	301,000	250,444
3.95%, 3/15/49	47,000	38,672
2.25%, 5/15/50	127,000	75,175
4.88%, 2/27/53	61,000	57,239
5.00%, 2/9/54	73,000	69,685
5.05%, 8/14/54	57,000	54,839
4.15%, 3/15/59	69,000	55,836
2.50%, 9/15/60	277,000	156,407
4.95%, 2/27/63	49,000	45,643
5.10%, 2/9/64	73,000	69,325
Embarq LLC
8.00%, 6/1/36	59,000	23,324
Embecta Corp.
5.00%, 2/15/30(b)(e)	20,000	19,049
6.75%, 2/15/30(e)	10,000	9,896
Emerson Electric Co.
2.00%, 12/21/28	69,000	65,393
1.95%, 10/15/30	265,000	241,257
2.80%, 12/21/51	25,000	16,304
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/30(e)	112,000	116,168
6.75%, 7/15/31(e)	20,000	20,969
Enact Holdings, Inc.
6.25%, 5/28/29	43,000	45,134
Enbridge Energy Partners LP
7.50%, 4/15/38, Series B	37,000	44,059
5.50%, 9/15/40	50,000	50,306
7.38%, 10/15/45	55,000	65,122
Encompass Health Corp.
4.50%, 2/1/28	33,000	32,966
4.75%, 2/1/30	47,000	46,907
4.63%, 4/1/31	16,000	15,793
Endo Finance Holdings, Inc.
8.50%, 4/15/31(e)	41,000	42,716
Energizer Holdings, Inc.
4.38%, 3/31/29(e)	60,000	57,283
Energy Transfer LP
3.90%, 7/15/26	35,000	34,961
4.20%, 4/15/27	35,000	35,007
4.00%, 10/1/27	45,000	44,915
3.75%, 5/15/30	83,000	81,044
5.75%, 2/15/33	925,000	976,737
5.55%, 5/15/34	223,000	230,434
6.50%, 2/1/42	872,000	926,518
4.95%, 1/15/43	30,000	26,768
5.15%, 2/1/43	88,000	79,734
5.30%, 4/1/44	65,000	59,537
5.35%, 5/15/45	70,000	64,349
6.13%, 12/15/45	583,000	583,547
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(a)	33,000	35,245
EnerSys
4.38%, 12/15/27(e)	12,000	11,932
6.63%, 1/15/32(e)	12,000	12,472
Enstar Finance LLC
5.50%, 1/15/42, (5.50% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 4.006% thereafter)(a)	70,000	69,170
Enstar Group Ltd.
4.95%, 6/1/29	36,000	36,471
3.10%, 9/1/31	36,000	32,483
Entergy Arkansas LLC
4.00%, 6/1/28	215,000	215,494
5.15%, 1/15/33	9,000	9,350
5.30%, 9/15/33	6,000	6,278
5.45%, 6/1/34	8,000	8,419
4.20%, 4/1/49	36,000	29,640
2.65%, 6/15/51	44,000	26,832
3.35%, 6/15/52	30,000	20,883
5.75%, 6/1/54	26,000	26,888
Entergy Corp.
2.95%, 9/1/26	47,000	46,600
1.90%, 6/15/28	40,000	37,949
2.80%, 6/15/30	42,000	39,471
2.40%, 6/15/31	46,000	41,474
3.75%, 6/15/50	54,000	40,005
7.13%, 12/1/54, (7.125% fixed rate until 12/1/29; 5-year Constant Maturity Treasury Rate + 2.67% thereafter)(a)	84,000	88,483
Entergy Louisiana LLC
2.40%, 10/1/26	22,000	21,723
3.12%, 9/1/27	175,000	172,761
3.25%, 4/1/28	23,000	22,699
1.60%, 12/15/30	6,000	5,340
3.05%, 6/1/31	7,000	6,591
2.35%, 6/15/32	10,000	8,841
4.00%, 3/15/33	15,000	14,536
5.35%, 3/15/34	10,000	10,454
5.15%, 9/15/34	46,000	47,378
3.10%, 6/15/41	33,000	25,297
4.95%, 1/15/45	139,000	129,221
4.20%, 9/1/48	59,000	48,610
4.20%, 4/1/50	66,000	53,696
2.90%, 3/15/51	42,000	27,021
4.75%, 9/15/52	33,000	29,526
5.70%, 3/15/54	46,000	46,683
Entergy Mississippi LLC
2.85%, 6/1/28	21,000	20,484
5.00%, 9/1/33	203,000	208,162
3.85%, 6/1/49	28,000	21,809
3.50%, 6/1/51	24,000	17,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
5.85%, 6/1/54	$20,000	$20,654
Entergy Texas, Inc.
4.00%, 3/30/29	134,000	134,083
1.75%, 3/15/31	12,000	10,620
4.50%, 3/30/39	26,000	24,516
3.55%, 9/30/49	31,000	22,669
5.00%, 9/15/52	45,000	41,075
5.80%, 9/1/53	23,000	23,413
5.55%, 9/15/54	23,000	22,731
Enterprise Products Operating LLC
2.80%, 1/31/30	445,000	423,344
6.88%, 3/1/33, Series D	105,000	119,824
4.95%, 2/15/35	72,000	73,310
4.85%, 3/15/44	454,000	422,169
4.90%, 5/15/46	64,000	59,060
4.25%, 2/15/48	126,000	105,584
4.80%, 2/1/49	82,000	73,893
4.20%, 1/31/50	30,000	24,630
3.70%, 1/31/51	49,000	36,637
3.20%, 2/15/52	49,000	33,274
3.30%, 2/15/53	87,000	59,684
3.95%, 1/31/60	96,000	71,904
EOG Resources, Inc.
4.38%, 4/15/30	100,000	100,923
3.90%, 4/1/35	27,000	25,312
4.95%, 4/15/50	14,000	12,760
5.65%, 12/1/54	7,000	7,014
5.95%, 7/15/55	161,000	167,774
EQT Corp.
4.50%, 1/15/29	115,000	115,160
6.38%, 4/1/29	131,000	135,774
7.50%, 6/1/30	151,000	166,721
4.75%, 1/15/31	106,000	106,780
Equifax, Inc.
5.10%, 12/15/27	46,000	46,827
5.10%, 6/1/28	65,000	66,323
2.35%, 9/15/31	100,000	89,156
Equinix Europe 2 Financing Corp. LLC
5.50%, 6/15/34	70,000	72,999
Equinix, Inc.
2.90%, 11/18/26	37,000	36,604
1.80%, 7/15/27	31,000	29,894
1.55%, 3/15/28	40,000	37,820
3.20%, 11/18/29	236,000	226,883
2.50%, 5/15/31	201,000	182,341
3.90%, 4/15/32	17,000	16,404
3.00%, 7/15/50	16,000	10,473
2.95%, 9/15/51	45,000	28,991
3.40%, 2/15/52	45,000	31,457
EquipmentShare.com, Inc.
9.00%, 5/15/28(e)	43,000	43,992
8.63%, 5/15/32(e)	25,000	25,767
Equitable Financial Life Global Funding
1.40%, 8/27/27(e)	20,000	19,133
4.88%, 11/19/27(e)	20,000	20,337
5.45%, 3/3/28(e)	12,000	12,328
1.80%, 3/8/28(e)	30,000	28,518
1.75%, 11/15/30(e)	12,000	10,604
Equitable Holdings, Inc.
4.35%, 4/20/28	29,000	29,134
5.59%, 1/11/33(b)	36,000	37,738
5.00%, 4/20/48	171,000	155,558
ERAC USA Finance LLC
3.30%, 12/1/26(e)	25,000	24,851
4.60%, 5/1/28(e)	40,000	40,581
5.00%, 2/15/29(e)	30,000	30,854
4.90%, 5/1/33(e)	40,000	40,777
6.70%, 6/1/34(e)	20,000	22,730
5.20%, 10/30/34(e)	30,000	31,048
7.00%, 10/15/37(e)	50,000	58,576
5.63%, 3/15/42(e)	25,000	25,757
4.50%, 2/15/45(e)	30,000	26,649
4.20%, 11/1/46(e)	25,000	21,173
5.40%, 5/1/53(b)(e)	40,000	39,481
ERP Operating LP
3.00%, 7/1/29	150,000	144,696
4.50%, 7/1/44	60,000	53,646
Esab Corp.
6.25%, 4/15/29(e)	29,000	29,896
Essential Utilities, Inc.
2.70%, 4/15/30	155,000	145,517
3.35%, 4/15/50	100,000	69,861
5.30%, 5/1/52	46,000	43,385
Essex Portfolio LP
3.38%, 4/15/26	30,000	29,897
3.63%, 5/1/27	20,000	19,903
1.70%, 3/1/28	30,000	28,462
4.00%, 3/1/29	30,000	29,847
3.00%, 1/15/30	40,000	38,072
1.65%, 1/15/31	20,000	17,482
2.55%, 6/15/31	20,000	18,177
2.65%, 3/15/32	46,000	41,246
5.50%, 4/1/34	30,000	31,329
4.50%, 3/15/48	25,000	21,689
2.65%, 9/1/50	25,000	15,399
Estee Lauder Cos., Inc.
4.38%, 5/15/28	50,000	50,535
2.38%, 12/1/29	15,000	14,064
2.60%, 4/15/30	15,000	14,078
1.95%, 3/15/31	10,000	8,928
4.65%, 5/15/33(b)	15,000	15,132
5.00%, 2/14/34	15,000	15,348
6.00%, 5/15/37	15,000	16,420
4.38%, 6/15/45	20,000	17,090
4.15%, 3/15/47	20,000	16,313
3.13%, 12/1/49	191,000	128,935
5.15%, 5/15/53	25,000	23,516
EUSHI Finance, Inc.
7.63%, 12/15/54, (7.625% fixed rate until 12/15/29; 5-year Constant Maturity Treasury Rate + 3.136% thereafter)(a)	120,000	126,585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Everest Reinsurance Holdings, Inc.
4.87%, 6/1/44	$35,000	$31,744
3.50%, 10/15/50	90,000	63,576
3.13%, 10/15/52	90,000	57,927
Evergy Kansas Central, Inc.
3.10%, 4/1/27	20,000	19,787
5.90%, 11/15/33	5,000	5,409
4.13%, 3/1/42	24,000	20,605
4.10%, 4/1/43	20,000	16,971
4.25%, 12/1/45	13,000	11,048
3.25%, 9/1/49	46,000	32,094
3.45%, 4/15/50	118,000	85,049
5.70%, 3/15/53	20,000	20,260
Evergy Metro, Inc.
2.25%, 6/1/30, Series 2020	10,000	9,247
4.95%, 4/15/33	5,000	5,128
5.40%, 4/1/34	6,000	6,309
5.30%, 10/1/41	20,000	20,000
4.20%, 6/15/47	32,000	26,614
4.20%, 3/15/48	15,000	12,528
4.13%, 4/1/49, Series 2019	20,000	16,284
Evergy Missouri West, Inc.
5.15%, 12/15/27(e)	10,000	10,181
5.65%, 6/1/34(e)	22,000	23,001
Evergy, Inc.
2.90%, 9/15/29	55,000	52,537
Eversource Energy
5.45%, 3/1/28	79,000	80,944
4.25%, 4/1/29, Series O	218,000	217,875
3.45%, 1/15/50	85,000	61,202
Exelon Corp.
3.40%, 4/15/26	47,000	46,856
2.75%, 3/15/27	40,000	39,342
5.15%, 3/15/28	62,000	63,412
5.15%, 3/15/29	41,000	42,251
3.35%, 3/15/32	45,000	42,237
5.30%, 3/15/33	59,000	61,617
5.45%, 3/15/34	45,000	47,132
4.95%, 6/15/35	30,000	30,055
5.63%, 6/15/35	45,000	47,441
5.10%, 6/15/45	67,000	62,979
4.45%, 4/15/46	68,000	58,199
4.70%, 4/15/50	68,000	59,256
4.10%, 3/15/52	63,000	49,208
5.60%, 3/15/53	95,000	93,720
Expand Energy Corp.
5.38%, 3/15/30	75,000	76,135
Expedia Group, Inc.
3.25%, 2/15/30	225,000	216,217
Extra Space Storage LP
5.50%, 7/1/30	31,000	32,445
2.40%, 10/15/31	422,000	375,324
5.40%, 6/15/35	107,000	110,307
Exxon Mobil Corp.
3.57%, 3/6/45	83,000	66,168
3.45%, 4/15/51	198,000	145,847
F&G Annuities & Life, Inc.
7.40%, 1/13/28	30,000	31,480
6.50%, 6/4/29	31,000	32,346
6.25%, 10/4/34(b)	35,000	35,594
F&G Global Funding
1.75%, 6/30/26(e)	31,000	30,551
2.30%, 4/11/27(e)	16,000	15,606
5.88%, 6/10/27(e)	24,000	24,519
2.00%, 9/20/28(e)	16,000	14,962
FactSet Research Systems, Inc.
2.90%, 3/1/27	70,000	68,812
3.45%, 3/1/32	40,000	37,095
Fair Isaac Corp.
5.25%, 5/15/26(e)	16,000	16,042
4.00%, 6/15/28(e)	65,000	64,108
Farmers Exchange Capital III
5.45%, 10/15/54, (5.454% fixed rate until 10/15/34; 3-month Secured Overnight Financing Rate + 3.716% thereafter)(a)(e)	20,000	18,928
Farmers Insurance Exchange
4.75%, 11/1/57, (4.747% fixed rate until 11/1/37; Secured Overnight Financing Rate + 3.231% thereafter)(a)(e)	60,000	51,736
Federal Realty OP LP
3.50%, 6/1/30	85,000	82,196
FedEx Corp.
2.40%, 5/15/31(b)	56,000	50,727
4.90%, 1/15/34	262,000	263,622
3.25%, 5/15/41	200,000	150,786
5.10%, 1/15/44	240,000	221,478
4.05%, 2/15/48	196,000	151,973
5.25%, 5/15/50(b)	160,000	148,481
Ferguson Enterprises, Inc.
5.00%, 10/3/34	115,000	116,705
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29(e)	34,000	32,564
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(e)	41,000	39,538
6.75%, 1/15/30(e)	51,000	47,643
Fidelity National Financial, Inc.
3.40%, 6/15/30	46,000	43,901
2.45%, 3/15/31	317,000	283,437
3.20%, 9/17/51(b)	41,000	26,487
Fidelity National Information Services, Inc.
1.65%, 3/1/28	46,000	43,519
3.75%, 5/21/29	33,000	32,372
2.25%, 3/1/31	351,000	313,933
5.10%, 7/15/32	54,000	55,420
3.10%, 3/1/41	68,000	51,105
4.50%, 8/15/46	29,000	24,694
Fiesta Purchaser, Inc.
7.88%, 3/1/31(e)	20,000	21,054
First American Financial Corp.
4.00%, 5/15/30	83,000	80,527
2.40%, 8/15/31	49,000	43,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 7/31/29(e)	$33,000	$32,097
FirstCash, Inc.
4.63%, 9/1/28(e)	20,000	19,854
5.63%, 1/1/30(e)	23,000	23,145
6.88%, 3/1/32(e)	20,000	20,807
First-Citizens Bank & Trust Co.
6.13%, 3/9/28	36,000	37,346
FirstEnergy Corp.
2.65%, 3/1/30	43,000	40,054
2.25%, 9/1/30, Series B	32,000	29,052
4.85%, 7/15/47, Series C	66,000	58,662
3.40%, 3/1/50, Series C	79,000	55,553
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/26(e)	12,000	12,037
3.25%, 3/15/28(e)	12,000	11,767
5.20%, 4/1/28(e)	17,000	17,388
4.30%, 1/15/29(e)	20,000	20,076
3.60%, 6/1/29(e)	12,000	11,791
FirstEnergy Transmission LLC
2.87%, 9/15/28(e)	20,000	19,344
5.45%, 7/15/44(e)	16,000	15,683
4.55%, 4/1/49(e)	20,000	17,382
Fiserv, Inc.
2.25%, 6/1/27	412,000	400,014
2.65%, 6/1/30	576,000	530,153
5.45%, 3/15/34	95,000	96,789
4.40%, 7/1/49	295,000	235,375
Five Corners Funding Trust II
2.85%, 5/15/30(e)	265,000	249,897
Flex Intermediate Holdco LLC
3.36%, 6/30/31(e)	33,000	30,578
4.32%, 12/30/39(e)	18,000	15,439
Flex Ltd.
3.75%, 2/1/26	39,000	38,952
6.00%, 1/15/28	23,000	23,768
4.88%, 6/15/29	37,000	37,546
4.88%, 5/12/30	46,000	46,741
5.25%, 1/15/32	36,000	36,773
Florida Gas Transmission Co. LLC
2.55%, 7/1/30(e)	20,000	18,536
2.30%, 10/1/31(e)	31,000	27,649
Florida Power & Light Co.
4.13%, 2/1/42	80,000	70,427
4.05%, 6/1/42	80,000	69,399
4.05%, 10/1/44	50,000	42,104
3.99%, 3/1/49	15,000	12,151
3.15%, 10/1/49	426,000	298,297
2.88%, 12/4/51	294,000	191,997
Flowers Foods, Inc.
6.20%, 3/15/55	70,000	67,648
Flowserve Corp.
2.80%, 1/15/32	35,000	31,445
Fluor Corp.
4.25%, 9/15/28(b)	25,000	24,956
FMC Corp.
3.45%, 10/1/29	172,000	156,077
5.65%, 5/18/33(b)	64,000	58,635
4.50%, 10/1/49	60,000	39,346
6.38%, 5/18/53	95,000	76,895
8.45%, 11/1/55, (8.45% fixed rate until 11/1/30; 5-year Constant Maturity Treasury Rate + 4.366% thereafter)(a)	37,000	28,662
FMR LLC
7.57%, 6/15/29(e)	153,000	170,426
Focus Financial Partners LLC
6.75%, 9/15/31(e)	40,000	41,372
Ford Motor Co.
6.63%, 10/1/28	28,000	29,702
9.63%, 4/22/30	134,000	155,725
7.45%, 7/16/31	76,000	84,207
3.25%, 2/12/32	403,000	354,602
6.10%, 8/19/32	125,000	128,898
4.75%, 1/15/43	585,000	471,447
7.40%, 11/1/46	45,000	48,579
5.29%, 12/8/46	128,000	108,228
Ford Motor Credit Co. LLC
4.95%, 5/28/27	585,000	586,434
4.13%, 8/17/27	837,000	828,675
5.73%, 9/5/30	206,000	209,728
6.50%, 2/7/35	265,000	275,924
Fortive Corp.
4.30%, 6/15/46	107,000	90,344
Fortrea Holdings, Inc.
7.50%, 7/1/30(b)(e)	89,000	89,713
Fortress Intermediate 3, Inc.
7.50%, 6/1/31(e)	34,000	35,575
Fortune Brands Innovations, Inc.
4.00%, 3/25/32	32,000	30,748
5.88%, 6/1/33(b)	43,000	45,672
4.50%, 3/25/52	69,000	56,583
Foundry JV Holdco LLC
6.25%, 1/25/35(e)	428,000	460,979
Fox Corp.
4.71%, 1/25/29	171,000	173,609
6.50%, 10/13/33	16,000	17,751
5.58%, 1/25/49(b)	275,000	268,811
Franklin Resources, Inc.
1.60%, 10/30/30	36,000	31,875
Fred Hutchinson Cancer Center
4.97%, 1/1/52, Series 2022	20,000	18,509
Freedom Mortgage Corp.
6.63%, 1/15/27(e)	22,000	22,050
12.25%, 10/1/30(e)	20,000	22,208
Freedom Mortgage Holdings LLC
9.25%, 2/1/29(e)	32,000	33,734
9.13%, 5/15/31(e)	17,000	18,220
Freeport-McMoRan, Inc.
5.00%, 9/1/27	30,000	30,047
4.13%, 3/1/28	30,000	29,949
4.38%, 8/1/28	25,000	24,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
5.25%, 9/1/29	$35,000	$35,586
4.25%, 3/1/30	30,000	29,887
4.63%, 8/1/30	40,000	40,243
5.40%, 11/14/34	65,000	67,599
5.45%, 3/15/43(b)	155,000	151,148
Frontier Communications Holdings LLC
5.88%, 10/15/27(e)	46,000	46,092
5.00%, 5/1/28(e)	62,000	62,336
6.75%, 5/1/29(e)	40,000	40,433
5.88%, 11/1/29	30,000	30,464
6.00%, 1/15/30(e)	40,000	40,651
8.75%, 5/15/30(e)	348,000	363,883
8.63%, 3/15/31(e)	30,000	31,702
Frontier Florida LLC
6.86%, 2/1/28, Series E	62,000	64,736
Frontier North, Inc.
6.73%, 2/15/28, Series G	12,000	12,446
FS KKR Capital Corp.
2.63%, 1/15/27	65,000	63,079
3.25%, 7/15/27	180,000	173,615
3.13%, 10/12/28	190,000	176,000
7.88%, 1/15/29(b)	301,000	313,741
FTAI Aviation Investors LLC
5.50%, 5/1/28(e)	41,000	41,164
7.88%, 12/1/30(e)	20,000	21,298
7.00%, 5/1/31(e)	123,000	128,920
GA Global Funding Trust
1.63%, 1/15/26(e)	27,000	26,911
5.50%, 1/8/29(e)	150,000	154,767
Gap, Inc.
3.63%, 10/1/29(e)	31,000	29,467
3.88%, 10/1/31(e)	32,000	29,795
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 5/31/32(e)	33,000	34,953
Gartner, Inc.
3.63%, 6/15/29(e)	315,000	303,038
3.75%, 10/1/30(e)	130,000	123,302
GATX Corp.
5.40%, 3/15/27	20,000	20,294
3.85%, 3/30/27	20,000	19,910
3.50%, 3/15/28	20,000	19,718
4.55%, 11/7/28	20,000	20,194
4.70%, 4/1/29	35,000	35,509
4.00%, 6/30/30	35,000	34,532
1.90%, 6/1/31	29,000	25,521
3.50%, 6/1/32	30,000	28,060
4.90%, 3/15/33	30,000	30,230
5.45%, 9/15/33	30,000	31,264
6.05%, 3/15/34	20,000	21,440
6.90%, 5/1/34	116,000	131,252
5.20%, 3/15/44	25,000	23,863
3.10%, 6/1/51	158,000	102,686
6.05%, 6/5/54	31,000	31,900
GCI LLC
4.75%, 10/15/28(e)	128,000	124,294
GE HealthCare Technologies, Inc.
5.86%, 3/15/30	159,000	168,686
5.91%, 11/22/32	339,000	366,357
Gen Digital, Inc.
6.75%, 9/30/27(e)	37,000	37,688
7.13%, 9/30/30(e)	70,000	72,421
General Dynamics Corp.
2.63%, 11/15/27	32,000	31,347
3.75%, 5/15/28	64,000	64,119
4.25%, 4/1/40	174,000	161,921
3.60%, 11/15/42	11,000	9,097
General Electric Co.
5.88%, 1/14/38	25,000	27,491
General Mills, Inc.
4.70%, 1/30/27	31,000	31,234
3.20%, 2/10/27	46,000	45,563
4.20%, 4/17/28	86,000	86,303
5.50%, 10/17/28	31,000	32,205
2.88%, 4/15/30	54,000	51,208
4.70%, 4/17/48	40,000	35,872
3.00%, 2/1/51	196,000	129,664
General Motors Co.
6.60%, 4/1/36	309,000	338,268
5.40%, 4/1/48	314,000	288,954
5.95%, 4/1/49	39,000	38,310
General Motors Financial Co., Inc.
4.35%, 1/17/27	419,000	419,688
3.60%, 6/21/30	2,790,000	2,687,184
Genesee & Wyoming, Inc.
6.25%, 4/15/32(e)	29,000	29,881
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 2/1/28	28,000	28,183
8.25%, 1/15/29	25,000	26,127
8.88%, 4/15/30	2,000	2,115
7.88%, 5/15/32	34,000	35,124
Genuine Parts Co.
6.50%, 11/1/28	26,000	27,527
1.88%, 11/1/30	36,000	31,619
2.75%, 2/1/32	36,000	31,957
6.88%, 11/1/33	27,000	30,178
Genworth Holdings, Inc.
6.50%, 6/15/34	15,000	15,282
GEO Group, Inc.
8.63%, 4/15/29	27,000	28,513
10.25%, 4/15/31	26,000	28,545
George Washington University
4.30%, 9/15/44, Series 2014	20,000	17,522
4.87%, 9/15/45, Series 2015	23,000	21,681
4.13%, 9/15/48, Series 2018	73,000	61,094
Georgetown University
4.32%, 4/1/49, Series B	37,000	31,454
2.94%, 4/1/50, Series 20A	23,000	15,284
5.12%, 4/1/53(b)	17,000	16,286
5.22%, 10/1/18, Series A	13,000	11,808

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Georgia Power Co.
3.25%, 3/15/51, Series A	$49,000	$34,107
Georgia-Pacific LLC
0.95%, 5/15/26(e)	219,000	216,006
GFL Environmental, Inc.
4.00%, 8/1/28(e)	31,000	30,445
3.50%, 9/1/28(e)	31,000	30,431
4.75%, 6/15/29(e)	31,000	30,972
4.38%, 8/15/29(e)	23,000	22,690
6.75%, 1/15/31(e)	41,000	43,105
Gilead Sciences, Inc.
1.20%, 10/1/27	45,000	42,982
1.65%, 10/1/30	70,000	62,733
5.25%, 10/15/33	70,000	73,940
5.10%, 6/15/35	88,000	91,157
4.60%, 9/1/35	90,000	89,900
4.00%, 9/1/36	70,000	65,964
2.60%, 10/1/40	90,000	67,333
5.65%, 12/1/41	90,000	94,510
4.80%, 4/1/44	160,000	150,170
4.50%, 2/1/45	160,000	144,341
4.75%, 3/1/46	204,000	188,827
4.15%, 3/1/47	160,000	135,507
2.80%, 10/1/50	135,000	87,729
5.55%, 10/15/53(b)	90,000	91,696
5.50%, 11/15/54	88,000	89,027
5.60%, 11/15/64	60,000	61,033
Glatfelter Corp.
4.75%, 11/15/29(e)	20,000	18,176
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/34	10,000	10,651
6.38%, 5/15/38	206,000	234,666
4.20%, 3/18/43	7,000	6,183
Global Atlantic Fin Co.
4.40%, 10/15/29(e)	37,000	36,399
3.13%, 6/15/31(e)	27,000	24,342
7.95%, 6/15/33(b)(e)	27,000	30,855
6.75%, 3/15/54(e)	31,000	31,825
Global Infrastructure Solutions, Inc.
5.63%, 6/1/29(e)	16,000	16,072
7.50%, 4/15/32(e)	12,000	12,628
Global Partners LP/GLP Finance Corp.
6.88%, 1/15/29(b)	14,000	14,193
8.25%, 1/15/32(e)	21,000	22,064
Global Payments, Inc.
5.95%, 8/15/52	279,000	268,475
Globe Life, Inc.
4.55%, 9/15/28	34,000	34,384
2.15%, 8/15/30	29,000	26,318
4.80%, 6/15/32	29,000	29,239
5.85%, 9/15/34	31,000	32,600
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	47,000	47,938
4.00%, 1/15/30	49,000	47,537
4.00%, 1/15/31	49,000	47,012
3.25%, 1/15/32	56,000	50,685
6.75%, 12/1/33	166,000	180,152
5.63%, 9/15/34	72,000	73,026
6.25%, 9/15/54	75,000	74,891
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/1/27(e)	25,000	25,029
3.50%, 3/1/29(e)	33,000	31,661
Goldman Sachs Bank USA
5.28%, 3/18/27, (5.283% fixed rate until 3/18/26; Secured Overnight Financing Rate + 0.777% thereafter)(a)	124,000	124,392
5.41%, 5/21/27, (5.414% fixed rate until 5/21/26; Secured Overnight Financing Rate + 0.75% thereafter)(a)	146,000	146,895
Goldman Sachs Capital I
6.35%, 2/15/34	199,000	212,624
Goldman Sachs Group, Inc.
3.50%, 11/16/26	151,000	150,424
5.95%, 1/15/27	51,000	52,103
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	165,000	163,745
4.39%, 6/15/27, (4.387% fixed rate until 6/15/26; Secured Overnight Financing Rate + 1.51% thereafter)(a)	38,000	38,028
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(a)	234,000	229,462
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	165,000	162,056
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(a)	179,000	177,868
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month Secured Overnight Financing Rate + 1.772% thereafter)(a)	137,000	136,141
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(a)	137,000	137,950
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.420% thereafter)(a)	137,000	136,119
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	47,000	47,111
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(a)	151,000	160,618
2.60%, 2/7/30	41,000	38,549
3.80%, 3/15/30	51,000	50,345
5.73%, 4/25/30, (5.727% fixed rate until 4/25/29; Secured Overnight Financing Rate + 1.265% thereafter)(a)	154,000	161,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
5.05%, 7/23/30, (5.049% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.21% thereafter)(a)	$137,000	$140,784
4.69%, 10/23/30, (4.692% fixed rate until 10/23/29; Secured Overnight Financing Rate + 1.135% thereafter)(a)	94,000	95,589
1.99%, 1/27/32, (1.992% fixed rate until 1/27/31; Secured Overnight Financing Rate + 1.09% thereafter)(a)	51,000	45,464
2.62%, 4/22/32, (2.615% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.281% thereafter)(a)	76,000	69,559
2.38%, 7/21/32, (2.383% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.248% thereafter)(a)	82,000	73,757
2.65%, 10/21/32, (2.65% fixed rate until 10/21/31; Secured Overnight Financing Rate + 1.264% thereafter)(a)	61,000	55,298
6.13%, 2/15/33	21,000	23,155
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(a)	82,000	75,942
6.56%, 10/24/34, (6.561% fixed rate until 10/24/33; Secured Overnight Financing Rate + 1.95% thereafter)(a)	25,000	28,155
5.85%, 4/25/35, (5.851% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.552% thereafter)(a)	51,000	54,795
5.33%, 7/23/35, (5.33% fixed rate until 7/23/34; Secured Overnight Financing Rate + 1.55% thereafter)(a)	61,000	63,349
5.02%, 10/23/35, (5.016% fixed rate until 10/23/34; Secured Overnight Financing Rate + 1.42% thereafter)(a)	95,000	96,521
6.45%, 5/1/36	162,000	178,995
6.75%, 10/1/37	493,000	555,719
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month Secured Overnight Financing Rate + 1.635% thereafter)(a)	163,000	148,206
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month Secured Overnight Financing Rate + 1.692% thereafter)(a)	98,000	92,048
6.25%, 2/1/41	163,000	180,103
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(a)	143,000	111,743
2.91%, 7/21/42, (2.908% fixed rate until 7/21/41; Secured Overnight Financing Rate + 1.472% thereafter)(a)	145,000	108,153
3.44%, 2/24/43, (3.436% fixed rate until 2/24/42; Secured Overnight Financing Rate + 1.632% thereafter)(a)	124,000	98,376
4.80%, 7/8/44	114,000	107,256
5.15%, 5/22/45(b)	265,000	252,815
4.75%, 10/21/45	129,000	118,812
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(a)	165,000	168,306
5.73%, 1/28/56, (5.734% fixed rate until 1/28/55; Secured Overnight Financing Rate + 1.696% thereafter)(a)	419,000	435,974
Golub Capital BDC, Inc.
2.50%, 8/24/26	37,000	36,428
2.05%, 2/15/27(b)	21,000	20,303
7.05%, 12/5/28	27,000	28,409
6.00%, 7/15/29(b)	42,000	42,850
Goodyear Tire & Rubber Co.
5.00%, 7/15/29	50,000	48,712
GoTo Group, Inc.
5.50%, 5/1/28(e)	17,000	6,168
5.50%, 5/1/28(e)	15,000	12,416
GrafTech Finance, Inc.
4.63%, 12/23/29(e)	20,000	14,877
GrafTech Global Enterprises, Inc.
9.88%, 12/23/29(e)	48,000	42,222
Grand Canyon University
5.13%, 10/1/28	39,000	38,745
Graphic Packaging International LLC
3.50%, 3/15/28(e)	68,000	65,853
Gray Media, Inc.
10.50%, 7/15/29(e)	54,000	58,258
4.75%, 10/15/30(e)	53,000	41,187
5.38%, 11/15/31(e)	66,000	49,713
Griffon Corp.
5.75%, 3/1/28	58,000	58,178
Group 1 Automotive, Inc.
4.00%, 8/15/28(e)	48,000	47,050
Guardian Life Global Funding
0.88%, 12/10/25(e)	21,000	20,988
1.25%, 5/13/26(e)	12,000	11,861
3.25%, 3/29/27(e)	14,000	13,872
1.40%, 7/6/27(e)	17,000	16,355
5.55%, 10/28/27(e)	19,000	19,558
1.25%, 11/19/27(e)	21,000	19,955
1.63%, 9/16/28(e)	12,000	11,256
5.74%, 10/2/28(e)	17,000	17,791
Guardian Life Insurance Co. of America
4.88%, 6/19/64(e)	19,000	16,781
3.70%, 1/22/70(e)	32,000	21,968
4.85%, 1/24/77(e)	24,000	20,288
GXO Logistics, Inc.
1.65%, 7/15/26	24,000	23,601
6.25%, 5/6/29	43,000	45,210
2.65%, 7/15/31	29,000	25,987
6.50%, 5/6/34(b)	46,000	49,569
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34	359,000	367,100
Hackensack Meridian Health, Inc.
2.68%, 9/1/41, Series 2020	10,000	7,370
4.21%, 7/1/48	76,000	64,363
2.88%, 9/1/50, Series 2020	10,000	6,557

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
4.50%, 7/1/57	$6,000	$5,199
Haleon U.S. Capital LLC
3.63%, 3/24/32	420,000	401,033
Halliburton Co.
2.92%, 3/1/30	70,000	66,515
4.85%, 11/15/35(b)	110,000	109,525
6.70%, 9/15/38	70,000	78,748
7.45%, 9/15/39	90,000	107,979
4.50%, 11/15/41	75,000	66,438
4.75%, 8/1/43	80,000	71,650
5.00%, 11/15/45	65,000	59,433
Hanesbrands, Inc.
9.00%, 2/15/31(e)	25,000	26,404
Harley-Davidson, Inc.
4.63%, 7/28/45	87,000	71,749
Hartford HealthCare Corp.
3.45%, 7/1/54(b)	50,000	36,761
Hartford Insurance Group, Inc.
5.95%, 10/15/36	25,000	27,307
6.10%, 10/1/41	35,000	37,981
4.30%, 4/15/43	25,000	21,917
4.40%, 3/15/48	45,000	39,076
3.60%, 8/19/49	70,000	53,081
2.90%, 9/15/51	55,000	36,017
Harvest Midstream I LP
7.50%, 9/1/28(e)	33,000	33,506
7.50%, 5/15/32(e)	20,000	20,832
Hasbro, Inc.
3.55%, 11/19/26	42,000	41,832
3.50%, 9/15/27	31,000	30,681
3.90%, 11/19/29	64,000	62,896
6.05%, 5/14/34	36,000	38,217
6.35%, 3/15/40	47,000	49,827
5.10%, 5/15/44	27,000	24,136
HAT Holdings I LLC/HAT Holdings II LLC
8.00%, 6/15/27(e)	73,000	75,804
3.75%, 9/15/30(e)	167,000	154,399
Hawaiian Airlines Pass-Through Certificates
3.90%, 1/15/26, Series 2013-1, Class 1A	2,331	2,317
HCA, Inc.
5.25%, 6/15/26	94,000	94,083
5.38%, 9/1/26	62,000	62,181
4.50%, 2/15/27	75,000	75,176
3.13%, 3/15/27	62,000	61,227
5.20%, 6/1/28(b)	62,000	63,580
5.63%, 9/1/28	94,000	97,093
3.38%, 3/15/29	31,000	30,251
3.50%, 9/1/30	253,000	243,903
5.45%, 4/1/31	122,000	127,746
2.38%, 7/15/31	59,000	52,954
3.63%, 3/15/32	139,000	131,879
5.50%, 6/1/33	87,000	91,294
5.60%, 4/1/34	91,000	95,414
5.45%, 9/15/34	113,000	117,430
5.13%, 6/15/39	170,000	166,613
4.38%, 3/15/42	383,000	332,651
5.50%, 6/15/47	254,000	244,932
5.25%, 6/15/49	180,000	166,303
3.50%, 7/15/51	135,000	94,074
4.63%, 3/15/52	180,000	150,522
5.90%, 6/1/53	90,000	89,983
6.00%, 4/1/54	135,000	137,183
5.95%, 9/15/54	90,000	90,730
6.10%, 4/1/64(b)	118,000	120,007
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 6/1/30(e)	66,000	60,123
5.45%, 6/15/34(e)	34,000	35,123
3.20%, 6/1/50(e)	16,000	10,448
5.88%, 6/15/54(e)	47,000	46,124
HealthEquity, Inc.
4.50%, 10/1/29(e)	25,000	24,590
Healthpeak OP LLC
3.00%, 1/15/30	428,000	406,376
HEICO Corp.
5.25%, 8/1/28	37,000	38,149
5.35%, 8/1/33	43,000	45,024
Helmerich & Payne, Inc.
4.85%, 12/1/29	33,000	33,168
5.50%, 12/1/34(b)	24,000	23,944
Herc Holdings, Inc.
5.50%, 7/15/27(e)	49,000	49,048
6.63%, 6/15/29(e)	62,000	64,307
7.25%, 6/15/33(e)	50,000	52,960
Hershey Co.
2.30%, 8/15/26	309,000	305,717
2.65%, 6/1/50	29,000	18,308
Hertz Corp.
4.63%, 12/1/26(e)	90,000	87,585
5.00%, 12/1/29(e)	134,000	93,466
Hess Corp.
7.88%, 10/1/29	35,000	39,808
7.30%, 8/15/31	45,000	52,123
7.13%, 3/15/33	42,000	49,086
6.00%, 1/15/40	70,000	76,699
5.80%, 4/1/47	45,000	47,061
Hess Midstream Operations LP
5.13%, 6/15/28(e)	23,000	23,025
6.50%, 6/1/29(e)	24,000	24,865
4.25%, 2/15/30(e)	31,000	30,289
5.50%, 10/15/30(e)	16,000	16,193
Hewlett Packard Enterprise Co.
5.25%, 7/1/28	34,000	34,957
4.55%, 10/15/29	100,000	100,792
4.85%, 10/15/31	90,000	91,198
5.00%, 10/15/34	144,000	143,463
6.20%, 10/15/35(b)	64,000	69,321
6.35%, 10/15/45	253,000	262,013
5.60%, 10/15/54	49,000	45,920
HF Sinclair Corp.
5.00%, 2/1/28	30,000	30,048
4.50%, 10/1/30	23,000	22,784

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
6.25%, 1/15/35	$139,000	$146,515
Highmark, Inc.
1.45%, 5/10/26(e)	64,000	63,174
2.55%, 5/10/31(e)	22,000	19,565
Highwoods Realty LP
3.88%, 3/1/27	20,000	19,850
4.13%, 3/15/28	194,000	192,141
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28(b)(e)	25,000	25,139
5.75%, 2/1/29(e)	54,000	53,117
6.00%, 4/15/30(e)	21,000	20,347
6.00%, 2/1/31(e)	25,000	23,590
6.25%, 4/15/32(e)	21,000	19,793
6.88%, 5/15/34(e)	47,000	44,135
Hillenbrand, Inc.
6.25%, 2/15/29	20,000	20,518
3.75%, 3/1/31(b)	14,000	14,023
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/32(e)	208,000	193,459
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(e)	43,000	41,419
4.88%, 7/1/31(e)	20,000	18,552
6.63%, 1/15/32(e)	65,000	66,139
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 4/1/27	108,000	108,123
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 6/1/29(b)(e)	95,000	89,457
Hologic, Inc.
4.63%, 2/1/28(e)	16,000	16,045
3.25%, 2/15/29(e)	49,000	48,560
Home Depot, Inc.
2.70%, 4/15/30	184,000	174,457
1.88%, 9/15/31	18,000	15,893
4.50%, 9/15/32	210,000	213,805
5.88%, 12/16/36	1,131,000	1,237,045
3.13%, 12/15/49	8,000	5,574
2.38%, 3/15/51	137,000	80,418
2.75%, 9/15/51	116,000	73,304
3.63%, 4/15/52	98,000	73,281
3.50%, 9/15/56	219,000	156,731
5.40%, 6/25/64	33,000	32,381
Honeywell International, Inc.
2.50%, 11/1/26	10,000	9,879
1.10%, 3/1/27	75,000	72,510
4.95%, 2/15/28	35,000	35,819
4.25%, 1/15/29	55,000	55,512
2.70%, 8/15/29	15,000	14,351
4.88%, 9/1/29	10,000	10,316
1.95%, 6/1/30	20,000	18,280
1.75%, 9/1/31	30,000	26,330
4.95%, 9/1/31	10,000	10,414
5.00%, 2/15/33	25,000	25,938
4.50%, 1/15/34	20,000	19,958
5.00%, 3/1/35	35,000	35,941
5.70%, 3/15/36	20,000	21,495
5.70%, 3/15/37	25,000	26,860
5.38%, 3/1/41	23,000	23,965
3.81%, 11/21/47	24,000	19,258
2.80%, 6/1/50	41,000	27,196
5.25%, 3/1/54	95,000	92,020
5.35%, 3/1/64	119,000	116,335
Horizon Mutual Holdings, Inc.
6.20%, 11/15/34(e)	24,000	23,898
Hormel Foods Corp.
4.80%, 3/30/27	35,000	35,393
1.70%, 6/3/28	52,000	49,306
1.80%, 6/11/30	21,000	19,025
3.05%, 6/3/51	29,000	19,644
Host Hotels & Resorts LP
3.38%, 12/15/29, Series H	46,000	44,083
3.50%, 9/15/30, Series I	54,000	51,388
2.90%, 12/15/31, Series J	32,000	28,822
5.70%, 7/1/34	114,000	118,076
Howard Hughes Corp.
5.38%, 8/1/28(e)	51,000	51,117
4.13%, 2/1/29(e)	27,000	26,250
4.38%, 2/1/31(e)	27,000	25,848
Howard University
5.21%, 10/1/52, Series 22A	79,000	69,273
Howmet Aerospace, Inc.
5.90%, 2/1/27	39,000	39,950
6.75%, 1/15/28	18,000	19,021
3.00%, 1/15/29	43,000	41,742
5.95%, 2/1/37	57,000	62,410
HP, Inc.
1.45%, 6/17/26	32,000	31,539
3.00%, 6/17/27	62,000	60,965
4.75%, 1/15/28	55,000	55,737
4.00%, 4/15/29	71,000	70,366
3.40%, 6/17/30	36,000	34,526
2.65%, 6/17/31	71,000	64,294
4.20%, 4/15/32	48,000	46,881
5.50%, 1/15/33(b)	79,000	82,019
6.00%, 9/15/41(b)	109,000	111,936
HSBC USA, Inc.
5.29%, 3/4/27	1,873,000	1,903,476
HUB International Ltd.
5.63%, 12/1/29(e)	22,000	22,029
7.25%, 6/15/30(e)	132,000	138,380
7.38%, 1/31/32(e)	76,000	79,267
Hubbell, Inc.
3.35%, 3/1/26	24,000	24,000
3.15%, 8/15/27	18,000	17,746
3.50%, 2/15/28	177,000	175,492
2.30%, 3/15/31	21,000	19,167
Hudson Pacific Properties LP
5.95%, 2/15/28(b)	23,000	22,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Hughes Satellite Systems Corp.
5.25%, 8/1/26(b)	$30,000	$28,331
6.63%, 8/1/26	30,000	26,146
Humana, Inc.
1.35%, 2/3/27	45,000	43,574
3.95%, 3/15/27	35,000	34,915
5.75%, 3/1/28	30,000	31,017
5.75%, 12/1/28	30,000	31,230
3.70%, 3/23/29	45,000	44,174
3.13%, 8/15/29(b)	35,000	33,627
4.88%, 4/1/30	35,000	35,529
5.38%, 4/15/31	90,000	93,185
2.15%, 2/3/32(b)	55,000	47,751
5.88%, 3/1/33	54,000	57,069
5.95%, 3/15/34	60,000	63,411
4.63%, 12/1/42	49,000	42,806
4.95%, 10/1/44	131,000	117,068
4.80%, 3/15/47	35,000	30,129
3.95%, 8/15/49	45,000	33,981
5.50%, 3/15/53	64,000	59,369
5.75%, 4/15/54	90,000	86,344
Hunt Cos., Inc.
5.25%, 4/15/29(e)	26,000	25,435
Huntington Bancshares, Inc.
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(a)	478,000	414,186
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	37,000	36,538
2.04%, 8/16/28	75,000	70,927
5.35%, 1/15/30	32,000	33,161
4.20%, 5/1/30	46,000	45,583
Huntsman International LLC
4.50%, 5/1/29	46,000	44,058
2.95%, 6/15/31	73,000	61,266
Hyatt Hotels Corp.
4.38%, 9/15/28	183,000	183,764
5.75%, 4/23/30	75,000	78,510
Hyundai Capital America
1.30%, 1/8/26(e)	35,000	34,893
5.50%, 3/30/26(e)	74,000	74,310
1.50%, 6/15/26(e)	35,000	34,496
5.65%, 6/26/26(e)	30,000	30,244
1.65%, 9/17/26(e)	40,000	39,201
5.95%, 9/21/26(e)	30,000	30,409
2.75%, 9/27/26(d)	120,000	118,553
3.50%, 11/2/26(e)	271,000	269,319
5.25%, 1/8/27(e)	40,000	40,446
3.00%, 2/10/27(e)	20,000	19,728
5.30%, 3/19/27(e)	35,000	35,493
2.38%, 10/15/27(e)	25,000	24,199
1.80%, 1/10/28(e)	25,000	23,803
5.60%, 3/30/28(e)	35,000	36,038
2.00%, 6/15/28(e)	44,000	41,658
5.68%, 6/26/28(e)	40,000	41,338
2.10%, 9/15/28(e)	35,000	33,055
6.10%, 9/21/28(b)(e)	35,000	36,705
5.30%, 1/8/29(e)	30,000	30,819
6.50%, 1/16/29(e)	30,000	31,846
5.35%, 3/19/29(e)	20,000	20,598
5.80%, 4/1/30(e)	20,000	21,011
6.38%, 4/8/30(e)	25,000	26,779
5.70%, 6/26/30(e)	20,000	20,975
6.20%, 9/21/30(e)	20,000	21,424
5.40%, 1/8/31(e)	20,000	20,705
5.40%, 6/23/32(e)	183,000	190,044
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 2/1/29	56,000	48,840
10.00%, 11/15/29(e)	50,000	50,381
9.00%, 6/15/30	118,000	114,094
Idaho Power Co.
4.20%, 3/1/48, Series K	22,000	18,482
5.50%, 3/15/53	38,000	37,974
5.80%, 4/1/54	23,000	23,772
IDEX Corp.
2.63%, 6/15/31	368,000	337,256
iHeartCommunications, Inc.
9.13%, 5/1/29(e)	38,000	35,203
7.00%, 1/15/31(e)	32,000	26,067
Illinois Tool Works, Inc.
2.65%, 11/15/26	69,000	68,255
4.88%, 9/15/41	32,000	31,403
3.90%, 9/1/42	54,000	46,309
Illumina, Inc.
5.75%, 12/13/27	480,000	492,970
2.55%, 3/23/31	35,000	31,717
Imola Merger Corp.
4.75%, 5/15/29(e)	70,000	69,236
Indiana Michigan Power Co.
3.25%, 5/1/51	97,000	66,383
Indianapolis Power & Light Co.
5.70%, 4/1/54(e)	14,000	14,099
Ingersoll Rand, Inc.
5.40%, 8/14/28	30,000	31,053
5.18%, 6/15/29	53,000	54,964
5.31%, 6/15/31	35,000	36,772
5.70%, 8/14/33	72,000	76,924
5.45%, 6/15/34	68,000	71,230
5.70%, 6/15/54	62,000	63,251
Ingevity Corp.
3.88%, 11/1/28(e)	29,000	28,170
Ingredion, Inc.
3.20%, 10/1/26	30,000	29,793
2.90%, 6/1/30	43,000	40,535
3.90%, 6/1/50	37,000	28,205
Insight Enterprises, Inc.
6.63%, 5/15/32(e)	25,000	25,633
Integris Baptist Medical Center, Inc.
3.88%, 8/15/50, Series A	72,000	53,559
Intel Corp.
3.15%, 5/11/27	412,000	406,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
2.45%, 11/15/29	$168,000	$157,018
5.13%, 2/10/30	164,000	168,838
4.25%, 12/15/42	85,000	70,457
5.63%, 2/10/43	534,000	526,445
4.10%, 5/19/46	113,000	88,643
4.10%, 5/11/47	357,000	276,507
3.73%, 12/8/47	10,000	7,326
3.25%, 11/15/49	180,000	118,536
4.75%, 3/25/50	203,000	171,320
3.05%, 8/12/51(b)	61,000	38,520
4.90%, 8/5/52	158,000	135,476
5.70%, 2/10/53	180,000	172,872
5.60%, 2/21/54(b)	104,000	99,149
3.10%, 2/15/60	49,000	28,760
4.95%, 3/25/60	103,000	86,487
3.20%, 8/12/61	180,000	107,063
5.05%, 8/5/62	12,000	10,121
5.90%, 2/10/63	147,000	142,298
Intercontinental Exchange, Inc.
2.10%, 6/15/30	440,000	403,888
1.85%, 9/15/32	222,000	190,208
4.60%, 3/15/33(b)	92,000	93,333
4.95%, 6/15/52	110,000	102,449
3.00%, 9/15/60	243,000	149,726
International Business Machines Corp.
1.95%, 5/15/30	980,000	894,339
5.88%, 11/29/32	28,000	30,505
5.60%, 11/30/39	92,000	96,822
2.85%, 5/15/40	412,000	314,755
4.00%, 6/20/42	87,000	74,515
7.13%, 12/1/96	153,000	184,627
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(e)	50,000	47,821
5.00%, 9/26/48	115,000	102,992
International Paper Co.
7.30%, 11/15/39	143,000	168,671
6.00%, 11/15/41	70,000	72,875
4.80%, 6/15/44	139,000	125,317
5.15%, 5/15/46	40,000	37,363
4.40%, 8/15/47	60,000	50,337
4.35%, 8/15/48	67,000	55,229
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	31,000	31,039
4.75%, 3/30/30	48,000	48,537
2.40%, 3/1/31	36,000	32,519
5.38%, 6/15/33	21,000	21,413
3.38%, 3/1/41	45,000	34,336
5.40%, 10/1/48	45,000	42,382
Interstate Power & Light Co.
4.10%, 9/26/28	30,000	30,013
3.60%, 4/1/29	20,000	19,653
2.30%, 6/1/30	30,000	27,596
5.70%, 10/15/33	20,000	21,218
6.25%, 7/15/39	25,000	27,304
3.70%, 9/15/46	39,000	29,846
3.50%, 9/30/49	30,000	22,004
3.10%, 11/30/51	128,000	84,799
Intuit, Inc.
5.25%, 9/15/26	55,000	55,530
1.35%, 7/15/27	94,000	90,458
5.13%, 9/15/28	55,000	56,799
1.65%, 7/15/30	10,000	8,990
5.20%, 9/15/33	26,000	27,330
5.50%, 9/15/53	55,000	55,389
Invesco Finance PLC
3.75%, 1/15/26	32,000	31,978
5.38%, 11/30/43	22,000	21,776
Invitation Homes Operating Partnership LP
4.15%, 4/15/32	204,000	198,208
ION Platform Finance US, Inc./ION Platform Finance Sarl
9.00%, 8/1/29(e)	37,000	37,085
IPALCO Enterprises, Inc.
4.25%, 5/1/30	502,000	493,925
Iron Mountain, Inc.
5.00%, 7/15/28(e)	82,000	81,669
5.25%, 7/15/30(e)	307,000	304,933
6.25%, 1/15/33(e)	50,000	51,201
ITC Holdings Corp.
3.35%, 11/15/27	382,000	376,924
ITT Holdings LLC
6.50%, 8/1/29(e)	50,000	48,612
J Paul Getty Trust
4.91%, 4/1/35	22,000	22,716
Jabil, Inc.
1.70%, 4/15/26	31,000	30,726
4.25%, 5/15/27	31,000	31,039
3.95%, 1/12/28(b)	31,000	30,919
5.45%, 2/1/29	18,000	18,518
3.60%, 1/15/30	36,000	34,777
3.00%, 1/15/31	43,000	39,988
Jackson Financial, Inc.
5.17%, 6/8/27	25,000	25,294
3.13%, 11/23/31	41,000	37,384
5.67%, 6/8/32	25,000	25,960
4.00%, 11/23/51	45,000	31,929
Jackson National Life Global Funding
3.05%, 4/29/26(e)	62,000	61,733
3.05%, 6/21/29(e)	19,000	18,163
Jacobs Engineering Group, Inc.
5.90%, 3/1/33	61,000	64,537
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(e)	25,000	24,602
7.13%, 4/30/31(e)	57,000	60,087
6.13%, 11/1/32(e)	45,000	45,864
JB Poindexter & Co., Inc.
8.75%, 12/15/31(e)	25,000	26,121
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. SARL
3.00%, 2/2/29	34,000	32,783
3.75%, 12/1/31	382,000	363,616
7.25%, 11/15/53	79,000	89,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.63%, 1/15/32	$67,000	$62,910
3.00%, 5/15/32(b)	71,000	64,189
5.75%, 4/1/33	119,000	124,788
6.75%, 3/15/34	108,000	120,047
4.38%, 2/2/52	329,000	260,174
6.50%, 12/1/52	136,000	142,407
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
6.38%, 4/15/66(e)	191,000	195,171
Jefferies Financial Group, Inc.
4.15%, 1/23/30	334,000	328,905
2.63%, 10/15/31	100,000	88,399
6.25%, 1/15/36	100,000	106,478
Jersey Central Power & Light Co.
2.75%, 3/1/32(e)	20,000	18,060
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 9/20/31(b)(e)	81,000	80,092
JetBlue Pass-Through Trust
2.75%, 5/15/32, Series 2019-1, Class AA	23,746	21,200
4.00%, 11/15/32, Series 2020-1, Class A	22,876	21,702
JM Smucker Co.
3.38%, 12/15/27	30,000	29,671
5.90%, 11/15/28	45,000	47,229
2.38%, 3/15/30	35,000	32,583
2.13%, 3/15/32	11,000	9,527
6.20%, 11/15/33(b)	70,000	76,287
4.25%, 3/15/35	60,000	57,012
6.50%, 11/15/43	70,000	76,278
4.38%, 3/15/45	55,000	46,738
6.50%, 11/15/53	90,000	99,319
John Deere Capital Corp.
5.05%, 3/3/26, Series FXD	40,000	40,122
4.95%, 3/6/26	33,000	33,088
2.25%, 9/14/26	33,000	32,574
1.70%, 1/11/27	37,000	36,180
2.80%, 9/8/27	412,000	405,293
4.15%, 9/15/27(b)	371,000	373,565
1.50%, 3/6/28	37,000	35,168
3.35%, 4/18/29	12,000	11,798
4.85%, 10/11/29	8,000	8,303
1.45%, 1/15/31	12,000	10,607
John Sevier Combined Cycle Generation LLC
4.63%, 1/15/42	11,530	11,328
Johnson & Johnson
2.45%, 3/1/26	41,000	40,857
2.90%, 1/15/28	31,000	30,567
4.95%, 5/15/33	155,000	164,640
3.63%, 3/3/37	254,000	233,032
2.45%, 9/1/60	62,000	35,349
Johnson Controls International PLC
6.00%, 1/15/36	30,000	32,971
4.63%, 7/2/44	40,000	35,968
5.13%, 9/14/45	10,000	9,382
4.50%, 2/15/47	60,000	52,579
4.95%, 7/2/64(a)	43,000	37,846
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 9/15/30	45,000	40,285
2.00%, 9/16/31	132,000	116,516
4.90%, 12/1/32	30,000	30,739
JPMorgan Chase & Co.
4.13%, 12/15/26	628,000	628,821
4.25%, 10/1/27	146,000	147,101
3.63%, 12/1/27	299,000	297,268
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	944,000	937,900
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	552,000	537,479
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	529,000	523,491
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.382% thereafter)(a)	765,000	764,509
2.74%, 10/15/30, (2.739% fixed rate until 10/15/29; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	166,000	157,869
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)	234,000	221,001
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(a)	511,000	455,259
5.34%, 1/23/35, (5.336% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.62% thereafter)(a)	113,000	118,317
5.29%, 7/22/35, (5.294% fixed rate until 7/22/34; Secured Overnight Financing Rate + 1.46% thereafter)(a)	263,000	274,415
6.40%, 5/15/38	217,000	248,962
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(a)	566,000	516,191
5.50%, 10/15/40	55,000	58,145
3.11%, 4/22/41, (3.109% fixed rate until 4/22/40; 3-month Secured Overnight Financing Rate + 2.46% thereafter)(a)	98,000	78,255
5.60%, 7/15/41	119,000	125,721
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	154,000	112,759
5.40%, 1/6/42	130,000	133,852
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; 3-month Secured Overnight Financing Rate + 1.46% thereafter)(a)	131,000	103,229
5.63%, 8/16/43(b)	183,000	190,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
4.85%, 2/1/44	$114,000	$109,687
4.95%, 6/1/45	283,000	271,658
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month Secured Overnight Financing Rate + 1.722% thereafter)(a)	152,000	127,176
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	729,000	600,996
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(a)	129,000	105,162
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(a)	147,000	102,487
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(a)	231,000	167,683
Juniper Networks, Inc.
1.20%, 12/10/25	25,000	24,980
3.75%, 8/15/29	70,000	68,478
2.00%, 12/10/30	63,000	55,755
5.95%, 3/15/41	38,000	38,229
Kaiser Foundation Hospitals
3.15%, 5/1/27	12,000	11,894
2.81%, 6/1/41, Series 2021	26,000	19,603
4.88%, 4/1/42(b)	12,000	11,544
4.15%, 5/1/47	31,000	26,344
3.27%, 11/1/49, Series 2019	21,000	15,062
3.00%, 6/1/51, Series 2021	29,000	19,519
KB Home
6.88%, 6/15/27	12,000	12,257
4.80%, 11/15/29(b)	12,000	11,997
7.25%, 7/15/30(b)	46,000	47,634
4.00%, 6/15/31	16,000	15,173
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.00%, 2/15/29(e)	31,000	32,526
Kellanova
3.40%, 11/15/27	37,000	36,651
4.30%, 5/15/28	23,000	23,174
2.10%, 6/1/30	146,000	133,510
4.50%, 4/1/46	79,000	70,218
5.75%, 5/16/54	27,000	27,350
Kemper Corp.
3.80%, 2/23/32	179,000	165,435
Kennedy-Wilson, Inc.
4.75%, 3/1/29	25,000	24,222
4.75%, 2/1/30	25,000	23,982
5.00%, 3/1/31	25,000	24,072
Kentucky Utilities Co.
5.13%, 11/1/40	425,000	425,607
Kenvue, Inc.
5.05%, 3/22/28	55,000	56,283
5.00%, 3/22/30(b)	20,000	20,615
4.90%, 3/22/33	25,000	25,658
5.10%, 3/22/43	49,000	47,564
5.05%, 3/22/53	98,000	91,110
5.20%, 3/22/63	53,000	49,127
Keurig Dr. Pepper, Inc.
2.55%, 9/15/26	25,000	24,698
5.10%, 3/15/27	45,000	45,467
3.43%, 6/15/27	30,000	29,697
5.05%, 3/15/29	45,000	45,947
3.95%, 4/15/29	70,000	69,187
3.20%, 5/1/30	55,000	52,229
2.25%, 3/15/31, Series 31*	35,000	31,209
5.20%, 3/15/31, Series 10	35,000	35,945
5.30%, 3/15/34	45,000	45,980
4.50%, 11/15/45	50,000	42,574
4.42%, 12/15/46	35,000	29,089
5.09%, 5/25/48	100,000	90,199
3.80%, 5/1/50	70,000	51,714
3.35%, 3/15/51	67,000	45,346
4.50%, 4/15/52(b)	105,000	86,319
KeyCorp
2.25%, 4/6/27	100,000	97,521
4.10%, 4/30/28	388,000	388,344
2.55%, 10/1/29	29,000	27,369
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(a)	191,000	191,311
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 6/1/27(e)	95,000	95,203
Kilroy Realty LP
4.75%, 12/15/28	258,000	259,156
2.50%, 11/15/32	88,000	73,834
6.25%, 1/15/36	20,000	20,828
Kimberly-Clark Corp.
1.05%, 9/15/27	44,000	41,999
3.95%, 11/1/28	37,000	37,195
3.20%, 4/25/29	134,000	131,031
3.10%, 3/26/30	15,000	14,464
2.00%, 11/2/31(b)	12,000	10,828
4.50%, 2/16/33	7,000	7,131
6.63%, 8/1/37	38,000	44,432
5.30%, 3/1/41	24,000	24,438
3.20%, 7/30/46	27,000	19,756
3.90%, 5/4/47	29,000	23,444
2.88%, 2/7/50	31,000	20,754
Kimco Realty OP LLC
4.60%, 2/1/33	46,000	46,120
6.40%, 3/1/34	48,000	53,346
4.25%, 4/1/45	47,000	40,225
4.13%, 12/1/46	32,000	26,697
4.45%, 9/1/47	116,000	100,752
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	35,000	40,361
6.95%, 1/15/38	546,000	621,944
5.63%, 9/1/41	930,000	930,184
5.00%, 3/1/43	53,000	48,988
5.40%, 9/1/44	50,000	48,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Kinder Morgan, Inc.
2.00%, 2/15/31	$309,000	$275,922
7.80%, 8/1/31	37,000	43,112
7.75%, 1/15/32	142,000	165,626
5.20%, 6/1/33	76,000	78,551
Kinetik Holdings LP
6.63%, 12/15/28(e)	110,000	113,238
5.88%, 6/15/30(e)	175,000	176,640
Kite Realty Group LP
4.00%, 10/1/26	18,000	17,960
5.50%, 3/1/34	25,000	25,946
Kite Realty Group Trust
4.75%, 9/15/30	28,000	28,292
KKR Group Finance Co. II LLC
5.50%, 2/1/43(e)	40,000	39,570
KKR Group Finance Co. III LLC
5.13%, 6/1/44(e)	40,000	37,984
KKR Group Finance Co. VII LLC
3.63%, 2/25/50(e)	20,000	14,568
KKR Group Finance Co. VIII LLC
3.50%, 8/25/50(e)	30,000	21,429
KKR Group Finance Co. X LLC
3.25%, 12/15/51(e)	95,000	64,184
KKR Group Finance Co. XII LLC
4.85%, 5/17/32(e)	30,000	30,208
KLA Corp.
4.10%, 3/15/29	51,000	51,213
4.65%, 7/15/32(b)	20,000	20,430
4.70%, 2/1/34	10,000	10,121
5.00%, 3/15/49	35,000	32,957
5.25%, 7/15/62	160,000	153,356
Kodiak Gas Services LLC
7.25%, 2/15/29(e)	31,000	32,354
Kohl's Corp.
5.13%, 5/1/31	149,000	128,767
5.55%, 7/17/45	29,000	20,862
Kraft Heinz Foods Co.
3.00%, 6/1/26	115,000	114,386
3.88%, 5/15/27	85,000	84,731
4.63%, 1/30/29	120,000	121,898
3.75%, 4/1/30	55,000	53,871
4.25%, 3/1/31	25,000	24,811
6.75%, 3/15/32	22,000	24,543
5.00%, 7/15/35	55,000	55,204
6.88%, 1/26/39	70,000	78,677
7.13%, 8/1/39(e)	43,000	49,157
4.63%, 10/1/39	35,000	32,128
6.50%, 2/9/40	50,000	54,394
5.00%, 6/4/42	130,000	120,756
5.20%, 7/15/45	145,000	135,113
4.38%, 6/1/46	250,000	210,300
4.88%, 10/1/49	130,000	114,306
5.50%, 6/1/50(b)	68,000	64,701
Kroger Co.
3.50%, 2/1/26	30,000	29,961
2.65%, 10/15/26	46,000	45,462
3.70%, 8/1/27	35,000	34,881
4.50%, 1/15/29	35,000	35,516
2.20%, 5/1/30	35,000	32,285
1.70%, 1/15/31	35,000	30,875
7.50%, 4/1/31	31,000	35,555
5.00%, 9/15/34	198,000	201,166
6.90%, 4/15/38	35,000	40,639
5.40%, 7/15/40	27,000	27,412
5.00%, 4/15/42	32,000	30,363
5.15%, 8/1/43	37,000	35,311
3.88%, 10/15/46	45,000	35,434
4.45%, 2/1/47	90,000	77,162
4.65%, 1/15/48(b)	45,000	39,534
5.40%, 1/15/49	55,000	53,500
3.95%, 1/15/50	70,000	54,810
5.50%, 9/15/54	189,000	184,725
5.65%, 9/15/64	135,000	131,721
Kyndryl Holdings, Inc.
3.15%, 10/15/31	211,000	192,271
4.10%, 10/15/41	17,000	13,531
L3Harris Technologies, Inc.
3.85%, 12/15/26	35,000	34,946
5.40%, 1/15/27	75,000	76,134
4.40%, 6/15/28	55,000	55,428
4.40%, 6/15/28	52,000	52,400
5.05%, 6/1/29	55,000	56,650
2.90%, 12/15/29	30,000	28,586
1.80%, 1/15/31	93,000	82,436
5.25%, 6/1/31	55,000	57,445
5.40%, 7/31/33	105,000	110,307
5.35%, 6/1/34	70,000	72,941
4.85%, 4/27/35	35,000	35,184
6.15%, 12/15/40	25,000	27,545
5.05%, 4/27/45	45,000	43,541
5.60%, 7/31/53	78,000	78,842
LABL, Inc.
10.50%, 7/15/27(b)(e)	28,000	17,458
5.88%, 11/1/28(e)	115,000	79,855
9.50%, 11/1/28(e)	96,000	67,007
8.25%, 11/1/29(e)	19,000	7,420
8.63%, 10/1/31(e)	119,000	72,633
Laboratory Corp. of America Holdings
1.55%, 6/1/26	31,000	30,601
3.60%, 9/1/27	37,000	36,794
2.95%, 12/1/29	46,000	43,849
2.70%, 6/1/31	36,000	33,100
4.70%, 2/1/45	161,000	145,879
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27(e)	53,000	52,575
4.75%, 6/15/29(e)	125,000	123,344
Lam Research Corp.
1.90%, 6/15/30	15,000	13,664
4.88%, 3/15/49	49,000	45,826
2.88%, 6/15/50	49,000	32,630
3.13%, 6/15/60	37,000	23,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Lamar Media Corp.
3.75%, 2/15/28	$24,000	$23,538
4.88%, 1/15/29	43,000	42,958
4.00%, 2/15/30	95,000	91,965
3.63%, 1/15/31	23,000	21,709
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(e)	55,000	55,114
4.13%, 1/31/30(e)	40,000	38,861
4.38%, 1/31/32(e)	29,000	27,774
Las Vegas Sands Corp.
5.90%, 6/1/27	501,000	510,586
3.90%, 8/8/29	290,000	282,615
6.00%, 8/15/29	31,000	32,503
6.20%, 8/15/34	69,000	72,805
Lazard Group LLC
4.50%, 9/19/28	176,000	177,312
LBJ Infrastructure Group LLC
3.80%, 12/31/57(e)	25,000	17,677
LBM Acquisition LLC
6.25%, 1/15/29(e)	34,000	30,399
LCM Investments Holdings II LLC
4.88%, 5/1/29(e)	41,000	40,400
8.25%, 8/1/31(e)	35,000	36,985
LD Holdings Group LLC
6.13%, 4/1/28(e)	28,000	25,899
Lear Corp.
3.55%, 1/15/52	168,000	114,913
Legg Mason, Inc.
4.75%, 3/15/26	29,000	29,047
5.63%, 1/15/44	45,000	45,374
Leggett & Platt, Inc.
4.40%, 3/15/29(b)	220,000	216,410
3.50%, 11/15/51	66,000	42,981
Leidos, Inc.
4.38%, 5/15/30	54,000	54,064
2.30%, 2/15/31	71,000	63,961
5.75%, 3/15/33	54,000	57,359
Leland Stanford Junior University
3.65%, 5/1/48	15,000	12,094
2.41%, 6/1/50	9,000	5,545
Lennar Corp.
4.75%, 11/29/27	90,000	90,746
Level 3 Financing, Inc.
4.25%, 7/1/28(e)	89,000	84,514
3.63%, 1/15/29(e)	15,000	13,573
4.88%, 6/15/29(e)	24,000	22,980
3.75%, 7/15/29(e)	18,000	15,996
4.50%, 4/1/30(b)(e)	29,000	26,828
3.88%, 10/15/30(e)	18,000	16,184
4.00%, 4/15/31(e)	64,000	56,585
Levi Strauss & Co.
3.50%, 3/1/31(e)	20,000	18,726
LGI Homes, Inc.
8.75%, 12/15/28(e)	16,000	16,684
4.00%, 7/15/29(e)	62,000	56,828
Liberty Interactive LLC
8.50%, 7/15/29	92,000	5,453
8.25%, 2/1/30	115,000	6,784
Liberty Mutual Group, Inc.
4.57%, 2/1/29(e)	40,000	40,329
7.80%, 3/15/37(e)	20,000	22,990
4.85%, 8/1/44(e)	25,000	22,452
3.95%, 10/15/50(e)	109,000	82,623
4.13%, 12/15/51, (4.125% fixed rate until 12/15/26; 5-year Constant Maturity Treasury Rate + 3.315% thereafter)(a)(b)(e)	20,000	19,618
5.50%, 6/15/52(e)	40,000	38,008
3.95%, 5/15/60(e)	30,000	21,314
4.30%, 2/1/61(e)	113,000	73,135
Liberty Utilities Co.
5.58%, 1/31/29(e)	21,000	21,753
5.87%, 1/31/34(e)	14,000	14,769
Liberty Utilities Finance GP 1
2.05%, 9/15/30(e)	28,000	25,321
LifePoint Health, Inc.
9.88%, 8/15/30(e)	256,000	275,781
Light & Wonder International, Inc.
7.25%, 11/15/29(e)	59,000	60,566
7.50%, 9/1/31(e)	23,000	24,132
Lightning Power LLC
7.25%, 8/15/32(e)	60,000	63,613
Lincoln National Corp.
3.63%, 12/12/26	25,000	24,892
3.80%, 3/1/28	31,000	30,806
6.30%, 10/9/37	150,000	161,818
7.00%, 6/15/40	74,000	83,980
Linde, Inc.
3.20%, 1/30/26	5,000	4,993
1.10%, 8/10/30	14,000	12,287
3.55%, 11/7/42	33,000	26,837
Lions Gate Capital Holdings LLC
5.50%, 4/15/29(e)	199,000	157,144
Lithia Motors, Inc.
4.63%, 12/15/27(e)	26,000	26,010
3.88%, 6/1/29(e)	33,000	31,819
4.38%, 1/15/31(e)	23,000	22,099
Live Nation Entertainment, Inc.
6.50%, 5/15/27(e)	49,000	49,555
4.75%, 10/15/27(e)	39,000	38,958
3.75%, 1/15/28(e)	30,000	29,419
LKQ Corp.
6.25%, 6/15/33	142,000	152,029
Lockheed Martin Corp.
5.10%, 11/15/27	41,000	41,960
4.45%, 5/15/28	27,000	27,360
4.50%, 2/15/29	36,000	36,605
1.85%, 6/15/30	8,000	7,273
3.90%, 6/15/32	16,000	15,729
5.25%, 1/15/33	20,000	21,145
4.75%, 2/15/34	17,000	17,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
4.80%, 8/15/34	$12,000	$12,228
3.60%, 3/1/35(b)	33,000	30,706
4.50%, 5/15/36	33,000	32,629
6.15%, 9/1/36, Series B	36,000	40,404
5.72%, 6/1/40	23,000	24,891
4.07%, 12/15/42	87,000	75,650
3.80%, 3/1/45	65,000	53,142
4.70%, 5/15/46	87,000	80,005
2.80%, 6/15/50(b)	49,000	31,838
4.09%, 9/15/52	103,000	83,677
4.15%, 6/15/53	56,000	45,752
5.70%, 11/15/54	65,000	67,144
5.20%, 2/15/55(b)	42,000	40,413
4.30%, 6/15/62	74,000	60,113
5.90%, 11/15/63	49,000	51,833
5.20%, 2/15/64	49,000	46,433
Loews Corp.
3.20%, 5/15/30	10,000	9,590
6.00%, 2/1/35	15,000	16,312
4.13%, 5/15/43	120,000	103,733
Lowe's Cos., Inc.
3.10%, 5/3/27	18,000	17,777
3.65%, 4/5/29	105,000	103,519
4.50%, 4/15/30	85,000	86,177
1.70%, 10/15/30	50,000	44,424
2.63%, 4/1/31	509,000	467,771
3.75%, 4/1/32	45,000	43,272
4.65%, 4/15/42	45,000	41,244
4.38%, 9/15/45	40,000	34,133
3.70%, 4/15/46	120,000	92,119
4.05%, 5/3/47	135,000	108,649
5.13%, 4/15/50	40,000	37,151
3.00%, 10/15/50	160,000	103,739
3.50%, 4/1/51	45,000	32,027
4.25%, 4/1/52	135,000	108,446
5.63%, 4/15/53(b)	160,000	158,510
5.75%, 7/1/53	100,000	100,496
4.45%, 4/1/62	297,000	237,503
5.80%, 9/15/62	100,000	99,980
5.85%, 4/1/63	110,000	110,794
LPL Holdings, Inc.
5.70%, 5/20/27	30,000	30,577
4.63%, 11/15/27(e)	216,000	216,090
6.75%, 11/17/28	46,000	49,115
4.00%, 3/15/29(e)	43,000	42,221
4.38%, 5/15/31(e)	16,000	15,602
6.00%, 5/20/34	35,000	36,782
5.75%, 6/15/35	104,000	107,583
Lumen Technologies, Inc.
4.13%, 4/15/29(e)	13,941	13,849
4.13%, 4/15/30(e)	13,942	13,888
10.00%, 10/15/32(e)	73,600	74,221
7.60%, 9/15/39, Series P	42,000	40,972
7.65%, 3/15/42, Series U	22,000	21,324
LXP Industrial Trust
6.75%, 11/15/28	5,000	5,321
2.70%, 9/15/30	28,000	25,764
2.38%, 10/1/31	28,000	24,532
LYB International Finance III LLC
4.20%, 10/15/49	487,000	357,759
4.20%, 5/1/50	202,000	147,626
LyondellBasell Industries NV
4.63%, 2/26/55(b)	130,000	100,322
M&T Bank Corp.
5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	292,000	294,795
M/I Homes, Inc.
4.95%, 2/1/28	36,000	35,926
3.95%, 2/15/30(b)	12,000	11,539
Macy's Retail Holdings LLC
5.88%, 3/15/30(e)	7,000	7,021
6.13%, 3/15/32(e)	20,000	20,164
6.70%, 7/15/34(e)	7,000	6,606
4.50%, 12/15/34	15,000	13,633
6.38%, 3/15/37	39,000	36,450
5.13%, 1/15/42	10,000	8,268
4.30%, 2/15/43	36,000	26,017
Madison IAQ LLC
4.13%, 6/30/28(e)	29,000	28,458
5.88%, 6/30/29(e)	42,000	41,589
Marathon Petroleum Corp.
6.50%, 3/1/41	250,000	268,701
4.75%, 9/15/44	42,000	36,543
Markel Group, Inc.
3.35%, 9/17/29	120,000	115,949
5.00%, 4/5/46	45,000	40,854
4.30%, 11/1/47	25,000	20,571
5.00%, 5/20/49	72,000	64,903
4.15%, 9/17/50	45,000	35,440
3.45%, 5/7/52	55,000	38,040
6.00%, 5/16/54	57,000	58,664
Marriott International, Inc.
5.55%, 10/15/28	79,000	82,201
4.63%, 6/15/30, Series FF	614,000	623,705
5.30%, 5/15/34	76,000	78,885
5.50%, 4/15/37	183,000	189,255
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28	14,000	13,746
4.50%, 6/15/29(e)	20,000	19,022
Mars, Inc.
4.55%, 4/20/28(e)	259,000	262,357
3.20%, 4/1/30(e)	30,000	29,031
4.65%, 4/20/31(e)	230,000	235,880
1.63%, 7/16/32(e)	30,000	25,690
4.75%, 4/20/33(e)	40,000	40,672
3.60%, 4/1/34(e)	35,000	32,613
3.88%, 4/1/39(e)	276,000	245,495
2.38%, 7/16/40(e)	279,000	203,261
3.95%, 4/1/44(e)	313,000	265,883
3.95%, 4/1/49(e)	35,000	28,145
2.45%, 7/16/50(e)	15,000	9,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
4.13%, 4/1/54(e)	$20,000	$16,074
4.20%, 4/1/59(e)	30,000	24,064
Marsh & McLennan Cos., Inc.
4.85%, 11/15/31	27,000	27,743
2.38%, 12/15/31	8,000	7,186
5.75%, 11/1/32	10,000	10,771
5.88%, 8/1/33	6,000	6,539
5.40%, 9/15/33	12,000	12,663
5.15%, 3/15/34	10,000	10,377
5.00%, 3/15/35	132,000	134,388
4.75%, 3/15/39	24,000	23,383
5.35%, 11/15/44	33,000	32,768
4.35%, 1/30/47	24,000	20,683
4.20%, 3/1/48	29,000	24,390
4.90%, 3/15/49	161,000	148,032
2.90%, 12/15/51(b)	34,000	21,993
6.25%, 11/1/52	24,000	26,430
5.45%, 3/15/53	39,000	38,473
5.70%, 9/15/53(b)	66,000	67,620
5.45%, 3/15/54	33,000	32,532
5.40%, 3/15/55	99,000	97,126
Martin Marietta Materials, Inc.
3.45%, 6/1/27	20,000	19,866
3.50%, 12/15/27	30,000	29,721
2.50%, 3/15/30, Series CB	35,000	32,657
2.40%, 7/15/31	65,000	58,809
4.25%, 12/15/47	181,000	152,549
3.20%, 7/15/51	80,000	55,034
Marvell Technology, Inc.
1.65%, 4/15/26	31,000	30,713
2.45%, 4/15/28	142,000	136,702
4.88%, 6/22/28	30,000	30,531
5.75%, 2/15/29	31,000	32,405
2.95%, 4/15/31	54,000	50,139
5.95%, 9/15/33	36,000	38,605
Masco Corp.
3.13%, 2/15/51	27,000	18,098
Mass General Brigham, Inc.
3.77%, 7/1/48, Series 2017	30,000	23,791
3.19%, 7/1/49, Series 2020	69,000	48,903
4.12%, 7/1/55, Series 2015(b)	6,000	5,011
3.34%, 7/1/60, Series 2020	13,000	8,798
Massachusetts Institute of Technology
3.96%, 7/1/38	14,000	13,159
5.60%, 7/1/11	45,000	45,974
Massachusetts Mutual Life Insurance Co.
5.67%, 12/1/52(e)	18,000	17,690
5.08%, 2/15/69, (5.077% fixed rate until 2/15/49; Secured Overnight Financing Rate + 3.191% thereafter)(a)(e)	213,000	195,304
Mastercard, Inc.
2.95%, 11/21/26	41,000	40,680
3.30%, 3/26/27	55,000	54,696
3.50%, 2/26/28	27,000	26,895
4.88%, 3/9/28	41,000	41,965
2.95%, 6/1/29	80,000	77,622
3.35%, 3/26/30	31,000	30,338
1.90%, 3/15/31	12,000	10,797
2.00%, 11/18/31	15,000	13,360
4.85%, 3/9/33	15,000	15,505
4.88%, 5/9/34	20,000	20,621
3.80%, 11/21/46	121,000	99,116
3.95%, 2/26/48	33,000	27,299
3.65%, 6/1/49	65,000	50,658
3.85%, 3/26/50	98,000	78,743
2.95%, 3/15/51	46,000	30,950
Matador Resources Co.
6.88%, 4/15/28(e)	20,000	20,494
6.50%, 4/15/32(e)	36,000	36,593
6.25%, 4/15/33(e)	30,000	30,058
Match Group Holdings II LLC
5.00%, 12/15/27(e)	18,000	18,006
4.63%, 6/1/28(e)	69,000	68,403
5.63%, 2/15/29(b)(e)	26,000	26,115
4.13%, 8/1/30(e)	51,000	48,406
Mattel, Inc.
5.45%, 11/1/41	95,000	91,173
Mauser Packaging Solutions Holding Co.
9.25%, 4/15/27(e)	55,000	52,168
7.88%, 4/15/30(e)	110,000	106,878
Mavis Tire Express Services Topco Corp.
6.50%, 5/15/29(e)	29,000	28,774
Mayo Clinic
3.77%, 11/15/43, Series 2012-B	6,000	5,002
4.00%, 11/15/47, Series 2013	6,000	4,934
4.13%, 11/15/52, Series 2016	7,000	5,824
3.20%, 11/15/61, Series 2021	50,000	33,132
MBIA, Inc.
5.70%, 12/1/34	13,000	11,962
McAfee Corp.
7.38%, 2/15/30(e)	55,000	48,098
McCormick & Co., Inc.
3.40%, 8/15/27	46,000	45,555
2.50%, 4/15/30	36,000	33,569
1.85%, 2/15/31	36,000	31,854
4.95%, 4/15/33	36,000	36,779
4.20%, 8/15/47	148,000	122,780
McDonald's Corp.
2.13%, 3/1/30	54,000	49,952
4.95%, 8/14/33(b)	84,000	87,250
4.88%, 12/9/45	714,000	664,742
3.63%, 9/1/49	618,000	464,409
McGraw-Hill Education, Inc.
5.75%, 8/1/28(e)	85,000	85,124
McKesson Corp.
3.95%, 2/16/28	16,000	16,014
4.90%, 7/15/28	19,000	19,462
4.25%, 9/15/29	23,000	23,186
5.10%, 7/15/33	25,000	26,019
McLaren Health Care Corp.
4.39%, 5/15/48, Series A	100,000	86,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Medline Borrower LP
3.88%, 4/1/29(e)	$181,000	$176,134
5.25%, 10/1/29(e)	101,000	101,272
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 4/1/29(e)	60,000	62,080
Medtronic Global Holdings SCA
4.25%, 3/30/28	55,000	55,401
4.50%, 3/30/33	20,000	20,154
Medtronic, Inc.
4.00%, 4/1/43	100,000	86,535
4.63%, 3/15/45(b)	118,000	109,441
Memorial Sloan-Kettering Cancer Center
5.00%, 7/1/42	39,000	38,202
Merck & Co., Inc.
0.75%, 2/24/26	55,000	54,585
3.90%, 3/7/39	412,000	373,433
3.60%, 9/15/42	159,000	130,819
4.15%, 5/18/43	412,000	361,902
2.45%, 6/24/50	35,000	21,185
2.90%, 12/10/61	322,000	194,058
5.15%, 5/17/63	56,000	52,999
Meta Platforms, Inc.
3.50%, 8/15/27	59,000	58,809
4.45%, 8/15/52	88,000	74,277
5.60%, 5/15/53	176,000	175,645
4.65%, 8/15/62	100,000	84,060
MetLife, Inc.
5.70%, 6/15/35	711,000	763,706
4.88%, 11/13/43	45,000	42,297
4.05%, 3/1/45	157,000	131,251
4.60%, 5/13/46	49,000	44,484
5.00%, 7/15/52	176,000	163,797
5.25%, 1/15/54(b)	95,000	92,024
MGIC Investment Corp.
5.25%, 8/15/28	40,000	40,014
MGM Resorts International
4.63%, 9/1/26	17,000	16,993
5.50%, 4/15/27	38,000	38,277
4.75%, 10/15/28(b)	31,000	30,902
6.50%, 4/15/32(b)	31,000	31,845
Micron Technology, Inc.
2.70%, 4/15/32	71,000	63,672
5.88%, 2/9/33	54,000	57,547
3.48%, 11/1/51	287,000	204,047
Microsoft Corp.
5.20%, 6/1/39	64,000	68,216
2.53%, 6/1/50	564,000	357,515
Mid-America Apartments LP
1.70%, 2/15/31	137,000	120,550
MidAmerican Energy Co.
3.65%, 4/15/29	47,000	46,558
6.75%, 12/30/31	8,000	9,063
5.35%, 1/15/34	7,000	7,369
4.40%, 10/15/44	12,000	10,583
3.65%, 8/1/48	50,000	38,055
3.15%, 4/15/50	44,000	30,505
Mid-Atlantic Interstate Transmission LLC
4.10%, 5/15/28(e)	25,000	25,021
Midcap Financial Issuer Trust
6.50%, 5/1/28(e)	200,000	197,321
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29(e)	31,000	30,303
Mississippi Power Co.
4.25%, 3/15/42, Series 12-A	572,000	501,022
3.10%, 7/30/51, Series B	51,000	34,528
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 4/1/32(e)	29,000	29,696
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 2/1/30(e)	20,000	19,022
Mobius Merger Sub, Inc.
9.00%, 6/1/30(e)	198,000	141,743
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29(e)(g)	26,000	153
Mohawk Industries, Inc.
5.85%, 9/18/28	37,000	38,597
3.63%, 5/15/30	35,000	33,963
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 4/15/30(e)	51,000	53,123
Molina Healthcare, Inc.
4.38%, 6/15/28(e)	47,000	45,803
3.88%, 11/15/30(e)	27,000	24,997
3.88%, 5/15/32(e)	31,000	27,968
Molson Coors Beverage Co.
3.00%, 7/15/26	123,000	122,198
5.00%, 5/1/42	100,000	93,426
4.20%, 7/15/46	163,000	133,668
Mondelez International, Inc.
2.63%, 3/17/27	45,000	44,213
4.13%, 5/7/28	30,000	30,074
4.75%, 2/20/29	35,000	35,814
2.75%, 4/13/30	55,000	51,939
1.50%, 2/4/31	80,000	69,698
3.00%, 3/17/32	55,000	50,624
1.88%, 10/15/32(b)	45,000	38,740
2.63%, 9/4/50	100,000	60,883
Monongahela Power Co.
3.55%, 5/15/27(e)	18,000	17,874
5.85%, 2/15/34(e)	16,000	17,049
5.40%, 12/15/43(e)	115,000	114,074
Montefiore Obligated Group
5.25%, 11/1/48, Series 18-C	166,000	140,542
Moody's Corp.
2.00%, 8/19/31(b)	304,000	270,279
3.75%, 2/25/52	191,000	145,025
Morgan Stanley
3.63%, 1/20/27	99,000	98,698
3.95%, 4/23/27	479,000	479,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	$276,000	$273,023
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(a)	329,000	329,549
3.59%, 7/22/28(a)	141,000	139,739
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	876,000	870,505
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(a)	321,000	328,706
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(a)	167,000	157,065
4.89%, 7/20/33, (4.889% fixed rate until 7/20/32; Secured Overnight Financing Rate + 2.076% thereafter)(a)	531,000	543,991
5.47%, 1/18/35, (5.466% fixed rate until 1/18/34; Secured Overnight Financing Rate + 1.73% thereafter)(a)	68,000	71,280
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(a)	81,000	86,942
5.32%, 7/19/35, (5.32% fixed rate until 7/19/34; Secured Overnight Financing Rate + 1.555% thereafter)(a)	88,000	91,480
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(a)	1,501,000	1,322,702
3.97%, 7/22/38(a)	132,000	120,191
5.94%, 2/7/39, (5.942% fixed rate until 2/7/34; 5-year Constant Maturity Treasury Rate + 1.80% thereafter)(a)	108,000	114,062
4.46%, 4/22/39, (4.457% fixed rate until 4/22/38; 3-month Secured Overnight Financing Rate + 1.693% thereafter)(a)	116,000	110,054
3.22%, 4/22/42, (3.217% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.485% thereafter)(a)	16,000	12,661
6.38%, 7/24/42	168,000	189,992
4.30%, 1/27/45	88,000	77,656
4.38%, 1/22/47	268,000	236,259
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(a)	46,000	47,034
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(a)(b)	601,000	390,042
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(a)	197,000	199,554
Mosaic Co.
5.38%, 11/15/28	177,000	182,950
5.45%, 11/15/33(b)	36,000	37,318
4.88%, 11/15/41	44,000	40,156
5.63%, 11/15/43	54,000	52,591
Motiva Enterprises LLC
6.85%, 1/15/40(e)	164,000	179,307
Motorola Solutions, Inc.
4.60%, 2/23/28	45,000	45,485
5.00%, 4/15/29	30,000	30,779
4.60%, 5/23/29	55,000	55,718
2.30%, 11/15/30	65,000	58,999
2.75%, 5/24/31	60,000	54,947
5.60%, 6/1/32	45,000	47,462
5.40%, 4/15/34	80,000	82,885
5.50%, 9/1/44	137,000	135,128
Mount Sinai Hospital
3.98%, 7/1/48, Series 2017	58,000	43,522
3.74%, 7/1/49, Series 2019	55,000	39,327
3.39%, 7/1/50, Series 2020(b)	63,000	40,678
MPH Acquisition Holdings LLC
5.75%, 12/31/30(e)	8,463	7,462
11.50%, 12/31/30, PIK(e)	13,275	14,261
6.75%, 3/31/31, PIK(e)	72,857	63,688
MPLX LP
4.13%, 3/1/27	75,000	74,946
4.25%, 12/1/27	45,000	45,117
4.00%, 3/15/28	77,000	76,798
4.80%, 2/15/29	45,000	45,777
2.65%, 8/15/30	105,000	97,304
4.95%, 9/1/32	70,000	70,614
5.00%, 3/1/33	80,000	80,818
5.50%, 6/1/34	159,000	163,383
4.50%, 4/15/38	160,000	146,862
5.20%, 3/1/47	91,000	82,035
5.20%, 12/1/47	45,000	40,655
4.70%, 4/15/48	135,000	113,524
5.50%, 2/15/49	135,000	125,553
4.95%, 3/14/52	135,000	115,343
5.65%, 3/1/53	45,000	42,344
4.90%, 4/15/58	494,000	412,075
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 8/1/29	145,000	122,464
3.50%, 3/15/31	50,000	36,746
MSCI, Inc.
3.63%, 11/1/31(e)	160,000	151,018
5.25%, 9/1/35	106,000	107,384
Munich Re America Corp.
7.45%, 12/15/26, Series B	52,000	53,868
Murphy Oil Corp.
5.88%, 12/1/42	17,000	14,766
Murphy Oil USA, Inc.
5.63%, 5/1/27	12,000	12,024
4.75%, 9/15/29	43,000	42,693
3.75%, 2/15/31(e)	20,000	18,783
Mutual of Omaha Cos. Global Funding
5.80%, 7/27/26(e)	16,000	16,185
5.35%, 4/9/27(e)	20,000	20,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
5.45%, 12/12/28(e)	$16,000	$16,585
Mutual of Omaha Insurance Co.
6.14%, 1/16/64, (6.144% fixed rate until 1/16/54; 10-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(e)	12,000	12,630
Mylan, Inc.
5.40%, 11/29/43	45,000	38,906
5.20%, 4/15/48	70,000	57,127
Nabors Industries Ltd.
7.50%, 1/15/28(e)	146,000	146,583
Nabors Industries, Inc.
9.13%, 1/31/30(e)	120,000	125,915
Nasdaq, Inc.
3.85%, 6/30/26	30,000	29,975
5.35%, 6/28/28	53,000	54,700
1.65%, 1/15/31	46,000	40,671
5.55%, 2/15/34	79,000	83,403
2.50%, 12/21/40	60,000	43,233
3.25%, 4/28/50	45,000	31,580
3.95%, 3/7/52	38,000	29,382
5.95%, 8/15/53	70,000	73,266
6.10%, 6/28/63	70,000	73,645
National Grid USA
5.80%, 4/1/35(b)	595,000	626,712
National Life Insurance Co.
5.25%, 7/19/68, (5.25% fixed rate until 7/19/48; Secured Overnight Financing Rate + 3.314% thereafter)(a)(e)	20,000	16,356
National Rural Utilities Cooperative Finance Corp.
4.80%, 3/15/28	74,000	75,359
5.80%, 1/15/33	97,000	104,540
4.40%, 11/1/48	9,000	7,803
4.30%, 3/15/49(b)	134,000	115,182
Nationwide Financial Services, Inc.
6.75%, 5/15/37, Series JR	35,000	35,156
5.30%, 11/18/44, Series SR(e)	55,000	52,523
3.90%, 11/30/49(e)	103,000	79,736
Nationwide Mutual Insurance Co.
9.38%, 8/15/39(e)	30,000	40,757
Navient Corp.
4.88%, 3/15/28	198,000	195,400
NBCUniversal Media LLC
5.95%, 4/1/41	16,000	16,676
4.45%, 1/15/43	50,000	43,081
NCL Corp. Ltd.
7.75%, 2/15/29(e)	25,000	26,551
NCL Finance Ltd.
6.13%, 3/15/28(e)	64,000	65,464
NCR Atleos Corp.
9.50%, 4/1/29(e)	55,000	59,551
NCR Voyix Corp.
5.00%, 10/1/28(e)	36,000	35,764
5.13%, 4/15/29(e)	13,000	12,896
Neptune Bidco U.S., Inc.
9.29%, 4/15/29(e)	108,000	107,666
NESCO Holdings II, Inc.
5.50%, 4/15/29(b)(e)	38,000	37,647
Nestle Holdings, Inc.
4.13%, 10/1/27(e)	60,000	60,445
1.25%, 9/15/30(e)	300,000	265,040
2.63%, 9/14/51(e)	317,000	203,248
NetApp, Inc.
2.38%, 6/22/27	34,000	33,159
2.70%, 6/22/30	50,000	46,653
Netflix, Inc.
4.88%, 4/15/28	99,000	101,214
6.38%, 5/15/29	57,000	61,333
5.38%, 11/15/29(e)	37,000	38,795
4.88%, 6/15/30(e)	139,000	143,110
4.90%, 8/15/34(b)	62,000	64,312
5.40%, 8/15/54(b)	74,000	73,616
Nevada Power Co.
3.70%, 5/1/29, Series CC	27,000	26,682
2.40%, 5/1/30, Series DD	9,000	8,384
6.75%, 7/1/37, Series R	23,000	26,335
3.13%, 8/1/50, Series EE	61,000	40,797
6.25%, 5/15/55, (6.25% fixed rate until 5/15/30; 5-year Constant Maturity Treasury Rate + 1.936% thereafter)(a)	32,000	32,279
New England Power Co.
2.81%, 10/6/50(e)	93,000	58,520
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/28(e)	28,000	28,001
New Fortress Energy, Inc.
6.50%, 9/30/26(e)	186,000	34,174
New York & Presbyterian Hospital
2.26%, 8/1/40	6,000	4,286
4.06%, 8/1/56	7,000	5,632
2.61%, 8/1/60	6,000	3,414
3.95%, 8/1/19, Series 2019	37,000	26,288
New York Life Global Funding
0.85%, 1/15/26(e)	35,000	34,873
4.70%, 4/2/26(e)	25,000	25,052
1.15%, 6/9/26(b)(e)	15,000	14,785
2.35%, 7/14/26(e)	20,000	19,806
5.45%, 9/18/26(e)	40,000	40,486
4.90%, 4/2/27(e)	25,000	25,364
3.25%, 4/7/27(e)	20,000	19,852
4.85%, 1/9/28(e)	41,000	41,800
3.00%, 1/10/28(e)	30,000	29,465
4.90%, 6/13/28(e)	30,000	30,705
4.70%, 1/29/29(e)	44,000	44,891
1.20%, 8/7/30(e)	25,000	21,891
1.85%, 8/1/31(e)	20,000	17,589
4.55%, 1/28/33(e)	40,000	40,061
5.00%, 1/9/34(e)	45,000	46,062
New York Life Insurance Co.
5.88%, 5/15/33(e)	40,000	42,739
6.75%, 11/15/39(e)	40,000	46,202
3.75%, 5/15/50(e)	50,000	37,814
4.45%, 5/15/69(e)	60,000	47,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
New York State Electric & Gas Corp.
3.30%, 9/15/49(e)	$71,000	$48,994
Newell Brands, Inc.
6.38%, 9/15/27	20,000	20,086
6.63%, 9/15/29(b)	72,000	70,876
6.38%, 5/15/30(b)	30,000	28,857
6.63%, 5/15/32(b)	18,000	17,016
7.38%, 4/1/36(b)	15,000	13,932
7.50%, 4/1/46	28,000	23,083
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28(e)	44,000	29,026
6.00%, 2/15/29(e)	28,000	16,525
Newmark Group, Inc.
7.50%, 1/12/29	46,000	49,425
Newmont Corp./Newcrest Finance Pty Ltd.
4.20%, 5/13/50	231,000	192,356
News Corp.
3.88%, 5/15/29(e)	41,000	39,610
5.13%, 2/15/32(e)	49,000	48,536
Nexstar Media, Inc.
5.63%, 7/15/27(e)	69,000	69,114
4.75%, 11/1/28(b)(e)	40,000	39,671
NextEra Energy Capital Holdings, Inc.
3.00%, 1/15/52	45,000	29,138
5.25%, 2/28/53	19,000	17,939
5.55%, 3/15/54	590,000	578,972
5.11%, 9/29/57(e)	960,000	879,110
NFE Financing LLC
12.00%, 11/15/29(e)	49,000	12,460
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(e)	37,000	38,203
8.38%, 2/15/32(e)	53,000	55,023
NGPL PipeCo LLC
4.88%, 8/15/27(e)	29,000	29,087
3.25%, 7/15/31(e)	30,000	27,609
7.77%, 12/15/37(e)	20,000	23,455
Niagara Mohawk Power Corp.
5.78%, 9/16/52(e)	119,000	119,551
NIKE, Inc.
3.25%, 3/27/40	100,000	81,754
3.63%, 5/1/43	184,000	149,084
NiSource, Inc.
3.49%, 5/15/27	60,000	59,564
5.25%, 3/30/28(b)	65,000	66,705
2.95%, 9/1/29	55,000	52,762
3.60%, 5/1/30	71,000	69,093
1.70%, 2/15/31	55,000	48,217
5.40%, 6/30/33	30,000	31,223
5.35%, 4/1/34	60,000	62,197
5.95%, 6/15/41	30,000	31,588
5.25%, 2/15/43	67,000	65,064
4.80%, 2/15/44	166,000	151,308
5.65%, 2/1/45	45,000	44,981
4.38%, 5/15/47	90,000	76,320
3.95%, 3/30/48	70,000	55,979
5.00%, 6/15/52	30,000	27,187
6.38%, 3/31/55, (6.375% fixed rate until 3/31/35; 5-year Constant Maturity Treasury Rate + 2.527% thereafter)(a)(b)	86,000	88,930
5.85%, 4/1/55	68,000	69,124
NNN REIT, Inc.
3.10%, 4/15/50	102,000	67,382
3.50%, 4/15/51	41,000	29,176
3.00%, 4/15/52	41,000	26,136
Noble Finance II LLC
8.00%, 4/15/30(e)	25,000	25,986
Nordson Corp.
5.60%, 9/15/28	21,000	21,741
5.80%, 9/15/33	35,000	37,478
Norfolk Southern Corp.
2.90%, 6/15/26	35,000	34,802
7.80%, 5/15/27	20,000	21,092
3.15%, 6/1/27	20,000	19,787
3.80%, 8/1/28	35,000	34,886
2.55%, 11/1/29	30,000	28,364
5.05%, 8/1/30	45,000	46,774
2.30%, 5/15/31	35,000	31,792
3.00%, 3/15/32	45,000	41,718
4.45%, 3/1/33	36,000	36,117
5.55%, 3/15/34	30,000	31,856
4.84%, 10/1/41	55,000	52,572
3.95%, 10/1/42	54,000	45,748
4.45%, 6/15/45	57,000	50,384
4.65%, 1/15/46	55,000	49,610
3.94%, 11/1/47	70,000	56,579
4.15%, 2/28/48	65,000	54,052
4.10%, 5/15/49	35,000	28,620
3.40%, 11/1/49	35,000	25,234
3.05%, 5/15/50	70,000	47,203
2.90%, 8/25/51	55,000	35,568
4.05%, 8/15/52	70,000	55,804
3.70%, 3/15/53	35,000	25,978
4.55%, 6/1/53	70,000	60,529
5.35%, 8/1/54(b)	90,000	87,938
3.16%, 5/15/55	70,000	46,344
5.95%, 3/15/64	55,000	57,865
5.10%, 8/1/18	44,000	39,197
4.10%, 5/15/21	55,000	39,276
Northern Natural Gas Co.
4.30%, 1/15/49(e)	512,000	420,640
Northern Oil & Gas, Inc.
8.75%, 6/15/31(b)(e)	20,000	20,477
Northern States Power Co.
6.25%, 6/1/36	20,000	22,261
3.40%, 8/15/42	24,000	19,029
4.00%, 8/15/45	58,000	48,792
3.60%, 9/15/47	29,000	22,326
2.90%, 3/1/50	39,000	26,276
2.60%, 6/1/51	230,000	144,161
3.20%, 4/1/52	28,000	19,798
4.50%, 6/1/52	33,000	28,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Northern Trust Corp.
3.65%, 8/3/28	$35,000	$34,900
3.15%, 5/3/29	110,000	107,321
1.95%, 5/1/30	21,000	19,265
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(a)	239,000	235,348
6.13%, 11/2/32	21,000	23,014
Northrop Grumman Corp.
3.20%, 2/1/27	46,000	45,621
4.60%, 2/1/29	30,000	30,560
4.40%, 5/1/30	55,000	55,646
4.90%, 6/1/34	75,000	76,537
5.15%, 5/1/40	45,000	45,314
5.05%, 11/15/40	25,000	24,918
4.75%, 6/1/43	85,000	79,360
3.85%, 4/15/45	55,000	44,932
4.03%, 10/15/47	204,000	167,357
5.25%, 5/1/50	132,000	127,627
4.95%, 3/15/53	102,000	93,862
5.20%, 6/1/54(b)	105,000	100,454
Northwell Healthcare, Inc.
3.98%, 11/1/46	205,000	164,195
4.26%, 11/1/47	110,000	91,757
3.81%, 11/1/49	29,000	21,945
Northwest Pipeline LLC
4.00%, 4/1/27(b)	30,000	29,968
NorthWestern Corp.
4.18%, 11/15/44	24,000	20,275
Northwestern Mutual Life Insurance Co.
6.17%, 5/29/55(e)	50,000	53,948
3.63%, 9/30/59(e)	244,000	171,726
Northwestern University
4.64%, 12/1/44	11,000	10,667
2.64%, 12/1/50, Series 2020(b)	6,000	3,869
3.66%, 12/1/57, Series 2017	6,000	4,474
NOV, Inc.
3.60%, 12/1/29	36,000	35,158
3.95%, 12/1/42	96,000	76,348
Novant Health, Inc.
2.64%, 11/1/36	122,000	99,217
3.17%, 11/1/51	38,000	26,098
3.32%, 11/1/61	22,000	14,552
Novartis Capital Corp.
2.00%, 2/14/27	100,000	98,030
4.40%, 5/6/44	103,000	93,616
Novelis Corp.
4.75%, 1/30/30(e)	104,000	100,291
3.88%, 8/15/31(e)	23,000	21,027
NRG Energy, Inc.
2.45%, 12/2/27(e)	36,000	34,653
5.75%, 1/15/28	33,000	33,118
3.38%, 2/15/29(e)	20,000	19,159
4.45%, 6/15/29(e)	233,000	232,294
5.25%, 6/15/29(e)	30,000	30,166
5.75%, 7/15/29(e)	33,000	33,189
3.63%, 2/15/31(e)	41,000	38,440
3.88%, 2/15/32(e)	19,000	17,792
6.00%, 2/1/33(e)	37,000	37,899
7.00%, 3/15/33(e)	40,000	44,435
6.25%, 11/1/34(e)	38,000	39,186
NSTAR Electric Co.
1.95%, 8/15/31	6,000	5,316
3.10%, 6/1/51	130,000	89,345
Nucor Corp.
5.20%, 8/1/43	15,000	14,828
4.40%, 5/1/48	122,000	106,009
3.85%, 4/1/52	29,000	22,501
2.98%, 12/15/55	95,000	60,177
NuStar Logistics LP
6.00%, 6/1/26	20,000	20,063
5.63%, 4/28/27	23,000	23,276
6.38%, 10/1/30	25,000	26,219
Nuveen LLC
4.00%, 11/1/28(e)	40,000	40,041
NVIDIA Corp.
3.20%, 9/16/26	21,000	20,905
1.55%, 6/15/28(b)	26,000	24,691
2.85%, 4/1/30	31,000	29,734
2.00%, 6/15/31	25,000	22,611
3.50%, 4/1/40	21,000	18,119
3.50%, 4/1/50(b)	41,000	31,346
3.70%, 4/1/60	10,000	7,631
NYU Langone Hospitals
5.75%, 7/1/43, Series 13-A	100,000	104,468
4.78%, 7/1/44	153,000	142,587
4.37%, 7/1/47	64,000	57,011
3.38%, 7/1/55, Series 2020(b)	167,000	117,972
Occidental Petroleum Corp.
7.88%, 9/15/31	288,000	331,449
6.45%, 9/15/36	284,000	303,617
4.20%, 3/15/48	118,000	88,738
6.05%, 10/1/54(b)	290,000	282,374
Office Properties Income Trust
9.00%, 9/30/29(e)(g)	64,000	57,188
OGE Energy Corp.
5.45%, 5/15/29	22,000	22,877
Oglethorpe Power Corp.
5.95%, 11/1/39	311,000	333,908
5.38%, 11/1/40	40,000	40,085
5.05%, 10/1/48	45,000	41,063
3.75%, 8/1/50	40,000	29,130
5.25%, 9/1/50	43,000	39,708
6.20%, 12/1/53	35,000	36,731
Ohio Edison Co.
5.50%, 1/15/33(e)	180,000	188,687
6.88%, 7/15/36	32,000	37,021
Ohio Power Co.
2.90%, 10/1/51, Series R	56,000	35,228
OI European Group BV
4.75%, 2/15/30(e)	66,000	63,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Oklahoma Gas & Electric Co.
3.30%, 3/15/30	$6,000	$5,797
3.25%, 4/1/30	6,000	5,797
5.40%, 1/15/33	33,000	34,795
4.15%, 4/1/47	86,000	71,320
3.85%, 8/15/47	20,000	15,964
5.60%, 4/1/53	33,000	32,936
Old Republic International Corp.
3.88%, 8/26/26	34,000	33,927
5.75%, 3/28/34	29,000	30,388
3.85%, 6/11/51	59,000	43,787
Olin Corp.
5.63%, 8/1/29	65,000	65,288
Omega Healthcare Investors, Inc.
4.75%, 1/15/28	119,000	120,048
3.63%, 10/1/29	35,000	33,795
3.38%, 2/1/31	58,000	54,218
3.25%, 4/15/33	34,000	30,329
Omnicom Group, Inc.
2.45%, 4/30/30(b)	43,000	39,833
2.60%, 8/1/31	96,000	87,336
5.30%, 11/1/34(b)	52,000	53,497
ON Semiconductor Corp.
3.88%, 9/1/28(e)	29,000	28,389
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	50,000	49,738
5.75%, 3/15/29	25,000	26,253
2.75%, 5/15/30	15,000	14,180
7.00%, 5/1/32	10,000	11,413
4.15%, 6/1/32	10,000	9,854
4.55%, 9/15/32	15,000	15,088
7.25%, 1/15/33	5,000	5,792
5.65%, 11/15/33	15,000	16,067
7.50%, 9/1/38	15,000	18,250
5.25%, 9/30/40	20,000	20,289
4.55%, 12/1/41	20,000	18,284
5.30%, 6/1/42	15,000	14,893
3.75%, 4/1/45	25,000	20,039
3.80%, 9/30/47	15,000	11,849
4.10%, 11/15/48	48,000	39,327
3.80%, 6/1/49	20,000	15,480
3.10%, 9/15/49	179,000	121,826
3.70%, 5/15/50	99,000	74,413
2.70%, 11/15/51	90,000	55,253
4.60%, 6/1/52	15,000	12,846
4.95%, 9/15/52	40,000	36,497
5.35%, 10/1/52	15,000	14,589
ONE Gas, Inc.
2.00%, 5/15/30	88,000	80,885
4.25%, 9/1/32	6,000	5,963
4.66%, 2/1/44	29,000	26,358
4.50%, 11/1/48	20,000	17,424
OneAmerica Financial Partners, Inc.
4.25%, 10/15/50(b)(e)	16,000	12,659
OneMain Finance Corp.
3.50%, 1/15/27	30,000	29,630
6.63%, 1/15/28	30,000	30,820
3.88%, 9/15/28	24,000	23,300
6.63%, 5/15/29	36,000	37,271
5.38%, 11/15/29	30,000	29,923
7.88%, 3/15/30	86,000	91,066
4.00%, 9/15/30	60,000	56,358
7.50%, 5/15/31	30,000	31,529
7.13%, 11/15/31	30,000	31,229
ONEOK Partners LP
6.85%, 10/15/37	53,000	58,944
6.20%, 9/15/43	412,000	423,888
ONEOK, Inc.
4.85%, 7/15/26(b)	30,000	30,079
4.25%, 9/24/27	72,000	72,230
5.63%, 1/15/28(e)	20,000	20,444
4.55%, 7/15/28	46,000	46,409
5.65%, 11/1/28	43,000	44,711
4.35%, 3/15/29	40,000	40,118
5.38%, 6/1/29	35,000	36,094
3.40%, 9/1/29	41,000	39,677
6.50%, 9/1/30(e)	41,000	44,004
4.75%, 10/15/31	90,000	90,496
6.05%, 9/1/33	108,000	115,425
5.65%, 9/1/34	43,000	44,543
5.05%, 11/1/34	115,000	114,566
5.15%, 10/15/43	11,000	10,150
5.60%, 4/1/44	30,000	28,624
5.05%, 4/1/45	117,000	104,356
4.25%, 9/15/46	44,000	35,134
5.45%, 6/1/47	45,000	41,589
4.20%, 10/3/47	133,000	105,011
5.20%, 7/15/48	100,000	91,158
4.85%, 2/1/49	44,000	37,949
4.45%, 9/1/49	23,000	18,771
7.15%, 1/15/51	26,000	28,903
6.63%, 9/1/53	153,000	162,122
5.70%, 11/1/54	132,000	124,782
5.85%, 11/1/64	239,000	228,877
Option Care Health, Inc.
4.38%, 10/31/29(e)	20,000	19,646
Oracle Corp.
6.15%, 11/9/29	105,000	110,351
2.95%, 4/1/30	1,310,000	1,219,496
4.45%, 9/26/30(b)	75,000	73,927
4.70%, 9/27/34	126,000	119,718
3.90%, 5/15/35	429,000	380,073
3.85%, 7/15/36	110,000	94,871
6.50%, 4/15/38	110,000	115,419
6.13%, 7/8/39	164,000	165,838
5.38%, 7/15/40	642,000	599,837
4.50%, 7/8/44	625,000	502,412
4.13%, 5/15/45	657,000	497,012
3.85%, 4/1/60(b)	70,000	45,759
4.10%, 3/25/61	3,212,000	2,172,979
O'Reilly Automotive, Inc.
5.75%, 11/20/26	46,000	46,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
3.60%, 9/1/27	$46,000	$45,676
4.35%, 6/1/28	31,000	31,268
3.90%, 6/1/29	36,000	35,693
4.20%, 4/1/30	36,000	35,969
1.75%, 3/15/31	382,000	335,222
4.70%, 6/15/32	61,000	61,717
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 4/30/31(b)(e)	200,000	167,821
Orlando Health Obligated Group
4.09%, 10/1/48	82,000	68,465
3.33%, 10/1/50	34,000	24,812
Otis Worldwide Corp.
2.29%, 4/5/27	31,000	30,326
5.25%, 8/16/28	46,000	47,472
2.57%, 2/15/30	106,000	99,324
3.11%, 2/15/40	68,000	53,728
3.36%, 2/15/50	68,000	48,867
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(e)	27,000	26,993
4.25%, 1/15/29(e)	20,000	19,448
4.63%, 3/15/30(e)	28,000	27,255
7.38%, 2/15/31(e)	23,000	24,406
Ovintiv, Inc.
5.65%, 5/15/28	45,000	46,383
8.13%, 9/15/30	20,000	22,953
7.20%, 11/1/31	25,000	27,780
7.38%, 11/1/31	202,000	226,200
6.25%, 7/15/33	45,000	47,754
6.50%, 8/15/34(b)	104,000	111,735
6.63%, 8/15/37	40,000	42,590
6.50%, 2/1/38	40,000	42,163
7.10%, 7/15/53	35,000	37,711
Owens & Minor, Inc.
4.50%, 3/31/29(b)(e)	370,000	263,412
6.63%, 4/1/30(b)(e)	134,000	85,895
Owens Corning
3.40%, 8/15/26	25,000	24,866
5.50%, 6/15/27	30,000	30,617
3.95%, 8/15/29(b)	32,000	31,783
3.50%, 2/15/30	25,000	24,261
3.88%, 6/1/30	21,000	20,637
5.70%, 6/15/34	50,000	52,820
7.00%, 12/1/36	44,000	50,637
4.30%, 7/15/47	54,000	44,531
4.40%, 1/30/48	36,000	30,011
5.95%, 6/15/54(b)	65,000	66,833
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(e)	25,000	25,088
7.25%, 5/15/31(e)	47,000	47,717
P&L Development LLC/PLD Finance Corp.
12.00%, 5/15/29, PIK(e)	46,953	48,294
PACCAR Financial Corp.
4.95%, 8/10/28	22,000	22,635
4.60%, 1/31/29	44,000	44,992
5.00%, 3/22/34	48,000	49,986
Pacific Gas & Electric Co.
2.95%, 3/1/26	37,000	36,863
3.30%, 3/15/27	25,000	24,704
5.45%, 6/15/27	128,000	129,985
2.10%, 8/1/27	62,000	59,856
3.00%, 6/15/28	50,000	48,410
3.75%, 7/1/28	55,000	54,258
6.10%, 1/15/29	53,000	55,444
4.20%, 3/1/29	25,000	24,917
5.55%, 5/15/29	53,000	54,848
4.55%, 7/1/30	216,000	215,487
2.50%, 2/1/31	139,000	125,212
3.25%, 6/1/31	70,000	65,045
4.40%, 3/1/32	340,000	332,095
5.90%, 6/15/32	42,000	44,186
6.15%, 1/15/33	52,000	55,476
6.40%, 6/15/33	80,000	86,822
6.95%, 3/15/34	56,000	62,730
5.80%, 5/15/34	218,000	227,667
4.50%, 7/1/40	176,000	155,028
3.30%, 8/1/40	90,000	68,977
4.20%, 6/1/41	43,000	35,834
4.45%, 4/15/42	36,000	30,377
3.75%, 8/15/42	32,000	24,573
4.60%, 6/15/43	90,000	76,869
4.75%, 2/15/44	61,000	52,508
4.30%, 3/15/45	54,000	43,568
4.25%, 3/15/46	41,000	32,578
4.00%, 12/1/46	54,000	41,238
4.95%, 7/1/50	279,000	241,007
3.50%, 8/1/50	441,000	303,951
5.25%, 3/1/52	50,000	44,474
6.75%, 1/15/53	140,000	152,108
6.70%, 4/1/53	68,000	73,103
Pacific Life Global Funding II
5.50%, 8/28/26(e)	25,000	25,294
1.45%, 1/20/28(e)	25,000	23,730
4.90%, 4/4/28(e)	15,000	15,332
5.50%, 7/18/28(e)	20,000	20,735
1.60%, 9/21/28(b)(e)	10,000	9,360
4.90%, 1/11/29(e)	15,000	15,373
2.45%, 1/11/32(e)	15,000	13,406
Pacific Life Insurance Co.
9.25%, 6/15/39(e)	74,000	101,929
4.30%, 10/24/67, (4.30% fixed rate until 10/24/47; Secured Overnight Financing Rate + 2.796% thereafter)(a)(e)	56,000	45,667
Pacific LifeCorp
6.60%, 9/15/33(e)	25,000	27,967
5.13%, 1/30/43(e)	15,000	14,377
3.35%, 9/15/50(b)(e)	30,000	21,220
5.40%, 9/15/52(e)	30,000	29,381
PacifiCorp
5.10%, 2/15/29	27,000	27,540
3.50%, 6/15/29	22,000	21,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
2.70%, 9/15/30	$8,000	$7,379
5.30%, 2/15/31	14,000	14,453
7.70%, 11/15/31	6,000	6,898
5.45%, 2/15/34	22,000	22,506
5.25%, 6/15/35	42,000	42,352
6.10%, 8/1/36	27,000	28,477
6.35%, 7/15/38	18,000	19,053
4.10%, 2/1/42	16,000	12,858
4.13%, 1/15/49	4,000	3,058
4.15%, 2/15/50	881,000	671,714
2.90%, 6/15/52	49,000	29,321
5.35%, 12/1/53	72,000	64,455
Packaging Corp. of America
3.00%, 12/15/29	341,000	326,983
Panther Escrow Issuer LLC
7.13%, 6/1/31(e)	121,000	125,321
Paramount Global
3.70%, 6/1/28	31,000	30,458
4.20%, 6/1/29	97,000	95,305
7.88%, 7/30/30	58,000	64,382
4.95%, 1/15/31	87,000	85,945
4.20%, 5/19/32	70,000	65,283
5.50%, 5/15/33	30,000	29,600
6.88%, 4/30/36	97,000	101,901
5.90%, 10/15/40	27,000	24,879
4.85%, 7/1/42	45,000	36,091
4.38%, 3/15/43	130,000	98,424
5.85%, 9/1/43	113,000	101,726
5.25%, 4/1/44	31,000	25,229
4.90%, 8/15/44	50,000	39,136
4.60%, 1/15/45	228,000	173,615
4.95%, 5/19/50	90,000	70,181
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 3.899% thereafter)(a)	26,000	25,332
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(a)	168,000	164,899
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(e)	30,000	30,050
4.88%, 5/15/29(e)	31,000	30,147
7.00%, 2/1/30(e)	22,000	22,519
Park River Holdings, Inc.
8.75%, 12/31/30(e)	25,296	24,853
Parker-Hannifin Corp.
4.25%, 9/15/27	75,000	75,526
3.25%, 6/14/29	70,000	68,334
4.50%, 9/15/29	70,000	71,184
4.20%, 11/21/34	45,000	44,095
6.25%, 5/15/38, Series A	36,000	40,622
4.45%, 11/21/44	45,000	40,269
4.10%, 3/1/47	55,000	46,359
4.00%, 6/14/49	70,000	57,378
PartnerRe Finance B LLC
4.50%, 10/1/50, (4.50% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(a)	45,000	42,550
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 8/15/28(e)	29,000	28,316
Patterson-UTI Energy, Inc.
7.15%, 10/1/33(b)	58,000	62,067
Paychex, Inc.
5.60%, 4/15/35(b)	243,000	255,463
PayPal Holdings, Inc.
2.65%, 10/1/26	59,000	58,420
3.90%, 6/1/27	123,000	123,106
2.85%, 10/1/29	70,000	67,084
2.30%, 6/1/30	27,000	25,036
4.40%, 6/1/32	27,000	27,092
5.15%, 6/1/34	23,000	23,760
3.25%, 6/1/50(b)	66,000	46,009
5.05%, 6/1/52	66,000	61,488
5.50%, 6/1/54	26,000	25,764
5.25%, 6/1/62(b)	33,000	30,951
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.00%, 6/15/29(e)	309,000	282,054
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	33,000	32,717
7.88%, 9/15/30(b)(e)	50,000	49,322
PeaceHealth Obligated Group
4.79%, 11/15/48, Series 2018	110,000	97,081
3.22%, 11/15/50, Series 2020	22,000	14,645
PECO Energy Co.
4.90%, 6/15/33	12,000	12,355
5.95%, 10/1/36	20,000	21,900
4.15%, 10/1/44	20,000	17,119
3.70%, 9/15/47	21,000	16,459
3.90%, 3/1/48	42,000	33,707
3.00%, 9/15/49	21,000	14,148
2.80%, 6/15/50	23,000	14,814
3.05%, 3/15/51	107,000	71,204
2.85%, 9/15/51	24,000	15,322
4.60%, 5/15/52	23,000	20,213
4.38%, 8/15/52	28,000	23,656
Penn Entertainment, Inc.
5.63%, 1/15/27(b)(e)	16,000	16,018
4.13%, 7/1/29(b)(e)	16,000	14,831
Penn Mutual Life Insurance Co.
3.80%, 4/29/61(e)	20,000	13,612
PennyMac Financial Services, Inc.
4.25%, 2/15/29(e)	197,000	192,806
Penske Automotive Group, Inc.
3.75%, 6/15/29(b)	27,000	26,135
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.45%, 1/29/26(e)	17,000	17,004
5.75%, 5/24/26(e)	29,000	29,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
1.70%, 6/15/26(e)	$31,000	$30,583
3.40%, 11/15/26(e)	25,000	24,819
5.35%, 1/12/27(e)	21,000	21,242
4.20%, 4/1/27(e)	21,000	20,993
4.40%, 7/1/27(e)	31,000	31,092
5.88%, 11/15/27(e)	21,000	21,624
5.70%, 2/1/28(e)	31,000	31,930
5.55%, 5/1/28(e)	31,000	31,935
6.05%, 8/1/28(e)	45,000	47,002
5.35%, 3/30/29(e)	21,000	21,690
3.35%, 11/1/29(e)	12,000	11,572
6.20%, 6/15/30(e)	21,000	22,494
Pentair Finance SARL
4.50%, 7/1/29	28,000	28,225
5.90%, 7/15/32	28,000	29,809
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 2/16/27	26,000	26,255
4.55%, 2/16/29	21,000	21,433
4.70%, 2/16/34	9,000	9,119
PepsiCo, Inc.
5.13%, 11/10/26	33,000	33,373
2.63%, 3/19/27	23,000	22,678
3.00%, 10/15/27	70,000	69,185
3.60%, 2/18/28	35,000	34,913
4.45%, 5/15/28	30,000	30,509
7.00%, 3/1/29	24,000	26,266
2.63%, 7/29/29	20,000	19,137
2.75%, 3/19/30	30,000	28,563
1.63%, 5/1/30	21,000	19,062
1.40%, 2/25/31	15,000	13,167
1.95%, 10/21/31	25,000	22,253
3.90%, 7/18/32	25,000	24,710
4.45%, 2/15/33	20,000	20,445
5.50%, 1/15/40	25,000	26,540
3.50%, 3/19/40	15,000	12,857
4.88%, 11/1/40	15,000	14,824
2.63%, 10/21/41	35,000	25,775
4.00%, 3/5/42	78,000	68,321
3.60%, 8/13/42	15,000	12,426
4.25%, 10/22/44	15,000	13,237
4.45%, 4/14/46	84,000	75,714
3.45%, 10/6/46	43,000	33,188
4.00%, 5/2/47	27,000	22,660
3.38%, 7/29/49	24,000	17,782
2.88%, 10/15/49	49,000	33,149
3.63%, 3/19/50	197,000	152,401
2.75%, 10/21/51	49,000	31,635
4.20%, 7/18/52	115,000	96,437
4.65%, 2/15/53	24,000	21,652
3.88%, 3/19/60	25,000	19,425
Performance Food Group, Inc.
5.50%, 10/15/27(e)	43,000	43,074
4.25%, 8/1/29(e)	171,000	168,137
Permian Resources Operating LLC
5.88%, 7/1/29(e)	177,000	177,791
Perrigo Finance Unlimited Co.
6.13%, 9/30/32, Series USD(b)	86,000	84,143
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/33(b)	135,000	137,713
5.11%, 5/19/43	1,000	976
5.30%, 5/19/53	395,000	383,016
5.34%, 5/19/63	389,000	370,300
Pfizer, Inc.
1.70%, 5/28/30	27,000	24,488
1.75%, 8/18/31	27,000	23,924
4.00%, 12/15/36	66,000	62,546
4.10%, 9/15/38	46,000	42,546
3.90%, 3/15/39	49,000	44,030
7.20%, 3/15/39	164,000	198,814
2.55%, 5/28/40	66,000	49,205
5.60%, 9/15/40	33,000	34,622
4.30%, 6/15/43	49,000	43,530
4.40%, 5/15/44	65,000	59,007
4.13%, 12/15/46	82,000	69,073
4.20%, 9/15/48	65,000	54,952
4.00%, 3/15/49	155,000	126,745
2.70%, 5/28/50	82,000	52,484
PG&E Corp.
5.00%, 7/1/28	41,000	40,740
5.25%, 7/1/30(b)	41,000	40,637
PG&E Energy Recovery Funding LLC
1.46%, 7/15/31, Series A-1	1,146,603	1,068,750
PG&E Recovery Funding LLC
5.26%, 1/15/38, Series A-2	675,000	700,259
5.23%, 6/1/42, Series A-2	20,000	20,690
PG&E Wildfire Recovery Funding LLC
4.02%, 6/1/31, Series A-1	255,212	255,323
4.26%, 6/1/36, Series A-2	1,250,000	1,220,771
5.08%, 6/1/41, Series A-3	400,000	401,519
Philip Morris International, Inc.
5.25%, 9/7/28	35,000	36,135
5.13%, 2/15/30	165,000	171,088
2.10%, 5/1/30	124,000	113,727
5.38%, 2/15/33	635,000	666,342
4.88%, 11/15/43	271,000	253,925
4.25%, 11/10/44	128,000	110,626
Phillips 66
3.90%, 3/15/28	355,000	353,549
5.88%, 5/1/42	605,000	615,356
4.90%, 10/1/46	21,000	18,418
3.30%, 3/15/52	268,000	178,304
Phillips 66 Co.
5.88%, 3/15/56, Series A, (5.875% fixed rate until 3/15/31; 5-year Constant Maturity Treasury Rate + 2.283% thereafter)(a)	31,000	30,562
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	25,000	22,488
5.75%, 7/15/34	32,000	33,679

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Piedmont Healthcare, Inc.
2.72%, 1/1/42, Series 2042	$61,000	$44,142
2.86%, 1/1/52	41,000	26,544
Piedmont Natural Gas Co., Inc.
3.35%, 6/1/50	81,000	57,077
5.05%, 5/15/52	114,000	103,864
Piedmont Operating Partnership LP
2.75%, 4/1/32	32,000	27,439
Pike Corp.
5.50%, 9/1/28(e)	30,000	30,022
8.63%, 1/31/31(e)	16,000	16,986
Pilgrim's Pride Corp.
3.50%, 3/1/32	64,000	59,176
6.25%, 7/1/33	222,000	238,747
6.88%, 5/15/34	46,000	51,135
Pioneer Natural Resources Co.
1.90%, 8/15/30	57,000	51,641
Pitney Bowes, Inc.
6.88%, 3/15/27(e)	16,000	16,057
7.25%, 3/15/29(e)	14,000	14,178
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	46,000	46,138
3.55%, 12/15/29(b)	71,000	68,992
3.80%, 9/15/30	54,000	52,400
5.70%, 9/15/34	55,000	57,045
6.65%, 1/15/37	54,000	59,234
5.15%, 6/1/42	45,000	41,269
4.30%, 1/31/43	32,000	26,351
4.70%, 6/15/44	62,000	53,473
4.90%, 2/15/45	178,000	156,762
Playtika Holding Corp.
4.25%, 3/15/29(e)	29,000	26,234
PNC Bank NA
3.10%, 10/25/27	459,000	452,678
PNC Financial Services Group, Inc.
2.60%, 7/23/26	68,000	67,423
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Index + 1.085% thereafter)(a)	49,000	49,033
2.31%, 4/23/32, (2.307% fixed rate until 4/23/31; Secured Overnight Financing Rate + 0.979% thereafter)(a)	395,000	356,605
6.04%, 10/28/33, (6.037% fixed rate until 10/28/32; Secured Overnight Financing Index + 2.14% thereafter)(a)	227,000	246,103
5.37%, 7/21/36, (5.373% fixed rate until 7/21/35; Secured Overnight Financing Rate + 1.417% thereafter)(a)	355,000	368,173
Polar Tankers, Inc.
5.95%, 5/10/37(e)	29,345	31,686
Post Holdings, Inc.
5.50%, 12/15/29(e)	100,000	100,368
4.63%, 4/15/30(e)	193,000	188,035
Potomac Electric Power Co.
5.20%, 3/15/34	8,000	8,305
6.50%, 11/15/37	33,000	37,490
4.15%, 3/15/43	42,000	36,117
5.50%, 3/15/54	20,000	19,823
PPG Industries, Inc.
1.20%, 3/15/26	43,000	42,642
3.75%, 3/15/28	49,000	48,873
2.80%, 8/15/29	22,000	21,004
2.55%, 6/15/30	22,000	20,516
PPL Capital Funding, Inc.
5.25%, 9/1/34	68,000	70,109
PPL Electric Utilities Corp.
3.95%, 6/1/47	56,000	45,894
3.00%, 10/1/49	145,000	98,561
PRA Group, Inc.
8.38%, 2/1/28(e)	16,000	16,360
5.00%, 10/1/29(b)(e)	104,000	96,285
8.88%, 1/31/30(b)(e)	16,000	16,588
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29(e)	200,000	107,990
5.88%, 9/1/31(e)	126,000	62,832
President & Fellows of Harvard College
4.61%, 2/15/35	15,000	15,313
3.15%, 7/15/46	10,000	7,491
2.52%, 10/15/50	10,000	6,223
3.75%, 11/15/52	10,000	7,913
3.30%, 7/15/56	10,000	7,093
Prestige Brands, Inc.
5.13%, 1/15/28(e)	42,000	42,011
3.75%, 4/1/31(e)	25,000	23,295
Prime Healthcare Services, Inc.
9.38%, 9/1/29(e)	60,000	63,654
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(e)	11,000	11,043
3.38%, 8/31/27(e)	205,000	200,530
Primerica, Inc.
2.80%, 11/19/31	42,000	38,137
Primo Water Holdings Inc/Triton Water Holdings, Inc.
6.25%, 4/1/29(e)	31,000	31,206
4.38%, 4/30/29(e)	31,000	30,088
Principal Financial Group, Inc.
3.10%, 11/15/26	24,000	23,802
3.70%, 5/15/29	10,000	9,844
2.13%, 6/15/30	126,000	114,709
6.05%, 10/15/36	100,000	109,523
4.63%, 9/15/42	70,000	64,263
4.35%, 5/15/43	15,000	13,222
4.30%, 11/15/46	4,000	3,441
Principal Life Global Funding II
1.50%, 11/17/26(e)	25,000	24,433
5.00%, 1/16/27(e)	20,000	20,214
5.50%, 6/28/28(e)	12,000	12,401
5.10%, 1/25/29(e)	20,000	20,543
2.50%, 9/16/29(b)(e)	20,000	18,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
1.63%, 11/19/30(e)	$18,000	$15,827
Private Export Funding Corp.
3.90%, 10/15/27, Series QQ	783,000	785,315
Procter & Gamble Co.
1.00%, 4/23/26	21,000	20,766
2.80%, 3/25/27	77,000	76,163
3.60%, 3/25/50(b)	132,000	103,207
PROG Holdings, Inc.
6.00%, 11/15/29(e)	25,000	24,667
Progress Energy, Inc.
6.00%, 12/1/39	733,000	785,115
Progressive Corp.
2.50%, 3/15/27	27,000	26,545
4.00%, 3/1/29	30,000	30,096
6.63%, 3/1/29	16,000	17,330
3.20%, 3/26/30	10,000	9,672
3.00%, 3/15/32	10,000	9,284
6.25%, 12/1/32	25,000	27,898
4.95%, 6/15/33	10,000	10,319
4.35%, 4/25/44	23,000	20,487
3.70%, 1/26/45	26,000	20,909
4.13%, 4/15/47	56,000	47,396
4.20%, 3/15/48	39,000	33,175
3.95%, 3/26/50	40,000	32,251
3.70%, 3/15/52	33,000	25,443
Prologis LP
3.25%, 10/1/26	309,000	307,281
2.25%, 4/15/30	100,000	92,863
1.75%, 7/1/30	550,000	495,513
4.38%, 9/15/48	76,000	65,121
3.00%, 4/15/50	35,000	23,539
2.13%, 10/15/50	123,000	67,838
Prologis Targeted U.S. Logistics Fund LP
5.25%, 4/1/29(e)	20,000	20,673
5.50%, 4/1/34(e)	20,000	20,940
5.25%, 1/15/35(e)	20,000	20,585
Protective Life Corp.
4.30%, 9/30/28(e)	17,000	17,084
3.40%, 1/15/30(e)	17,000	16,443
Protective Life Global Funding
1.90%, 7/6/28(e)	219,000	207,469
Providence St. Joseph Health Obligated Group
3.74%, 10/1/47, Series I	47,000	36,303
3.93%, 10/1/48, Series A	151,000	119,249
2.70%, 10/1/51, Series 21A	318,000	192,658
Prudential Financial, Inc.
3.88%, 3/27/28	29,000	29,001
2.10%, 3/10/30	10,000	9,293
5.75%, 7/15/33, Series B	10,000	10,836
5.70%, 12/14/36, Series D	79,000	84,615
6.63%, 12/1/37, Series D	15,000	17,209
3.00%, 3/10/40	20,000	15,732
6.63%, 6/21/40	15,000	17,377
4.60%, 5/15/44	35,000	31,531
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(a)(b)	245,000	242,267
3.91%, 12/7/47	58,000	46,507
4.42%, 3/27/48	46,000	39,692
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.665% thereafter)(a)	60,000	60,764
3.94%, 12/7/49	68,000	53,872
4.35%, 2/25/50	65,000	55,028
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(a)	55,000	51,294
3.70%, 3/13/51	97,000	73,591
5.13%, 3/1/52, (5.125% fixed rate until 2/28/32; 5-year Constant Maturity Treasury Rate + 3.162% thereafter)(a)	70,000	69,531
6.00%, 9/1/52, (6.00% fixed rate until 9/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(a)	85,000	88,115
6.75%, 3/1/53, (6.75% fixed rate until 3/1/33; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(a)	128,000	136,472
6.50%, 3/15/54, (6.50% fixed rate until 3/15/34; 5-year Constant Maturity Treasury Rate + 2.404% thereafter)(a)	70,000	73,874
Public Service Co. of Colorado
3.70%, 6/15/28	412,000	411,101
4.10%, 6/15/48	755,000	611,844
3.20%, 3/1/50, Series 34	36,000	24,957
2.70%, 1/15/51, Series 36	47,000	29,057
Public Service Co. of New Hampshire
2.20%, 6/15/31, Series V	940,000	847,543
Public Service Co. of Oklahoma
3.15%, 8/15/51, Series K	37,000	24,828
Public Service Electric & Gas Co.
0.95%, 3/15/26	185,000	183,401
3.00%, 5/15/27	30,000	29,665
3.70%, 5/1/28	62,000	61,813
3.65%, 9/1/28	25,000	24,822
3.20%, 5/15/29	10,000	9,763
2.45%, 1/15/30	5,000	4,716
1.90%, 8/15/31	10,000	8,867
3.10%, 3/15/32	10,000	9,336
4.90%, 12/15/32	10,000	10,299
4.65%, 3/15/33	10,000	10,127
5.20%, 8/1/33	10,000	10,453
5.20%, 3/1/34	10,000	10,405
4.85%, 8/1/34	12,000	12,188
5.80%, 5/1/37, Series E	15,000	16,269
5.50%, 3/1/40	15,000	15,596
3.95%, 5/1/42	20,000	17,163
3.65%, 9/1/42	19,000	15,585
3.80%, 1/1/43	18,000	14,907
3.80%, 3/1/46	30,000	24,193
3.60%, 12/1/47	19,000	14,593

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
4.05%, 5/1/48	$53,000	$43,756
3.85%, 5/1/49	28,000	22,191
3.20%, 8/1/49	22,000	15,597
3.15%, 1/1/50	17,000	11,877
2.70%, 5/1/50	65,000	41,373
2.05%, 8/1/50(b)	109,000	60,364
3.00%, 3/1/51	64,000	43,261
5.13%, 3/15/53	22,000	21,072
5.45%, 8/1/53	22,000	22,082
5.45%, 3/1/54	30,000	29,963
5.30%, 8/1/54	55,000	53,834
Public Service Enterprise Group, Inc.
5.85%, 11/15/27(b)	45,000	46,504
5.88%, 10/15/28	35,000	36,653
5.20%, 4/1/29	55,000	56,714
1.60%, 8/15/30	40,000	35,460
2.45%, 11/15/31	55,000	49,275
6.13%, 10/15/33	30,000	32,556
5.45%, 4/1/34	45,000	46,953
Public Storage Operating Co.
1.50%, 11/9/26	309,000	302,213
5.35%, 8/1/53	102,000	100,426
Puget Energy, Inc.
4.10%, 6/15/30	38,000	37,265
4.22%, 3/15/32	237,000	227,753
Puget Sound Energy, Inc.
5.33%, 6/15/34	8,000	8,308
6.27%, 3/15/37	16,000	17,733
5.76%, 10/1/39	95,000	100,673
5.80%, 3/15/40	111,000	116,731
5.64%, 4/15/41	16,000	16,309
4.30%, 5/20/45	23,000	19,428
4.22%, 6/15/48	70,000	58,531
3.25%, 9/15/49	24,000	16,726
2.89%, 9/15/51	24,000	15,620
5.45%, 6/1/53	22,000	21,608
5.69%, 6/15/54	46,000	46,733
PulteGroup, Inc.
7.88%, 6/15/32	122,000	143,152
PVH Corp.
5.50%, 6/13/30	31,000	31,682
Qorvo, Inc.
4.38%, 10/15/29	79,000	77,968
QUALCOMM, Inc.
3.25%, 5/20/27	145,000	144,005
1.30%, 5/20/28	70,000	65,906
2.15%, 5/20/30	25,000	23,073
1.65%, 5/20/32	25,000	21,454
4.25%, 5/20/32	10,000	10,048
5.40%, 5/20/33	15,000	16,002
4.65%, 5/20/35	44,000	44,493
4.80%, 5/20/45	65,000	60,707
4.30%, 5/20/47	70,000	59,993
3.25%, 5/20/50	115,000	81,125
4.50%, 5/20/52	69,000	59,678
6.00%, 5/20/53	78,000	83,957
Quanta Services, Inc.
4.75%, 8/9/27	37,000	37,400
2.90%, 10/1/30	71,000	66,771
2.35%, 1/15/32	36,000	31,887
5.25%, 8/9/34	44,000	45,573
3.05%, 10/1/41	45,000	33,814
Quest Diagnostics, Inc.
2.95%, 6/30/30	155,000	147,045
2.80%, 6/30/31	243,000	224,810
6.40%, 11/30/33	52,000	57,992
5.00%, 12/15/34	10,000	10,206
Quikrete Holdings, Inc.
6.38%, 3/1/32(e)	50,000	52,009
6.75%, 3/1/33(e)	50,000	52,146
QVC, Inc.
6.88%, 4/15/29(e)	28,000	11,782
5.45%, 8/15/34	17,000	6,913
5.95%, 3/15/43	12,000	4,741
Radian Group, Inc.
6.20%, 5/15/29	53,000	55,563
Radiate Holdco LLC/Radiate Finance, Inc.
6.25%, 9/25/29, PIK(e)	36,373	27,353
9.25%, 3/25/30, PIK(e)	34,260	18,146
Radiology Partners, Inc.
9.78%, 2/15/30, PIK(e)	31,004	30,132
Rand Parent LLC
8.50%, 2/15/30(e)	35,000	36,070
Range Resources Corp.
8.25%, 1/15/29	35,000	35,717
4.75%, 2/15/30(e)	20,000	19,745
Raven Acquisition Holdings LLC
6.88%, 11/15/31(e)	52,000	53,669
Raymond James Financial, Inc.
4.95%, 7/15/46	78,000	72,164
3.75%, 4/1/51	109,000	81,995
Realty Income Corp.
2.10%, 3/15/28	110,000	105,526
3.40%, 1/15/30	100,000	97,394
3.25%, 1/15/31	295,000	281,195
5.38%, 9/1/54	92,000	90,384
Regal Rexnord Corp.
6.05%, 4/15/28	77,000	79,725
6.30%, 2/15/30	138,000	146,685
6.40%, 4/15/33	244,000	263,343
Regency Centers LP
3.70%, 6/15/30(b)	289,000	283,707
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	89,000	79,500
2.80%, 9/15/50	68,000	42,842
Regions Financial Corp.
1.80%, 8/12/28	136,000	128,159
7.38%, 12/10/37	93,000	107,917
Reinsurance Group of America, Inc.
3.95%, 9/15/26	25,000	24,983
3.90%, 5/15/29	43,000	42,591
3.15%, 6/15/30	43,000	40,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
6.00%, 9/15/33	$29,000	$31,063
5.75%, 9/15/34	59,000	61,700
6.65%, 9/15/55, (6.65% fixed rate until 9/15/35; 5-year Constant Maturity Treasury Rate + 2.392% thereafter)(a)	99,000	102,033
Republic Services, Inc.
2.90%, 7/1/26	30,000	29,816
3.38%, 11/15/27	40,000	39,686
3.95%, 5/15/28	49,000	49,121
4.88%, 4/1/29	55,000	56,509
5.00%, 11/15/29	19,000	19,753
2.30%, 3/1/30	45,000	41,918
1.45%, 2/15/31	45,000	39,391
1.75%, 2/15/32	55,000	47,643
2.38%, 3/15/33	50,000	43,935
5.00%, 12/15/33	45,000	46,838
5.00%, 4/1/34	70,000	72,420
5.20%, 11/15/34	32,000	33,425
6.20%, 3/1/40	35,000	39,108
5.70%, 5/15/41	35,000	36,835
3.05%, 3/1/50	35,000	24,244
Resideo Funding, Inc.
4.00%, 9/1/29(e)	12,000	11,528
6.50%, 7/15/32(e)	24,000	24,612
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29(d)	200,000	176,499
Revvity, Inc.
3.30%, 9/15/29	61,000	58,886
2.55%, 3/15/31	179,000	162,234
2.25%, 9/15/31	53,000	46,803
3.63%, 3/15/51	36,000	25,964
Reworld Holding Corp.
4.88%, 12/1/29(e)	31,000	29,433
Rexford Industrial Realty LP
5.00%, 6/15/28	18,000	18,317
2.13%, 12/1/30	28,000	25,113
2.15%, 9/1/31	28,000	24,639
RGA Global Funding
2.00%, 11/30/26(e)	21,000	20,579
6.00%, 11/21/28(e)	17,000	17,859
2.70%, 1/18/29(e)	17,000	16,228
5.45%, 5/24/29(e)	143,000	148,589
5.50%, 1/11/31(e)	29,000	30,341
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	29,000	28,994
7.25%, 7/15/28(e)	17,000	17,564
4.50%, 2/15/29(e)	25,000	24,684
6.50%, 4/1/32(e)	41,000	42,500
Rite Aid Corp.
15.00%, 8/30/31, Series B, PIK(g)	14,244	22
Rithm Capital Corp.
8.00%, 4/1/29(e)	32,000	32,746
RLJ Lodging Trust LP
3.75%, 7/1/26(e)	20,000	19,885
4.00%, 9/15/29(e)	20,000	18,928
ROBLOX Corp.
3.88%, 5/1/30(e)	41,000	39,250
Roche Holdings, Inc.
4.79%, 3/8/29(e)	520,000	533,017
7.00%, 3/1/39(e)	275,000	332,685
Rocket Cos., Inc.
7.13%, 2/1/32(e)	41,000	43,179
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 3/1/29(e)	50,000	48,356
Rocket Software, Inc.
9.00%, 11/28/28(e)	33,000	34,017
6.50%, 2/15/29(e)	24,000	23,411
Rockies Express Pipeline LLC
4.95%, 7/15/29(e)	23,000	23,030
4.80%, 5/15/30(e)	14,000	13,732
7.50%, 7/15/38(e)	10,000	10,859
6.88%, 4/15/40(e)	21,000	21,923
Rockwell Automation, Inc.
3.50%, 3/1/29	29,000	28,581
1.75%, 8/15/31	9,000	7,932
4.20%, 3/1/49	28,000	23,782
2.80%, 8/15/61	22,000	13,111
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(e)	20,000	19,717
Roper Technologies, Inc.
3.85%, 12/15/25	18,000	17,998
3.80%, 12/15/26	43,000	42,913
1.40%, 9/15/27	43,000	41,091
4.20%, 9/15/28	49,000	49,156
2.95%, 9/15/29	50,000	47,833
4.50%, 10/15/29	35,000	35,418
2.00%, 6/30/30	43,000	38,901
1.75%, 2/15/31	71,000	62,319
4.75%, 2/15/32	35,000	35,509
4.90%, 10/15/34	89,000	89,443
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	100,000	105,620
3.70%, 3/15/28	20,000	19,740
5.50%, 4/1/28(e)	60,000	61,095
5.63%, 9/30/31(e)	44,000	44,940
6.25%, 3/15/32(e)	50,000	51,740
6.00%, 2/1/33(e)	81,000	83,428
5.38%, 1/15/36	125,000	126,544
Royalty Pharma PLC
1.75%, 9/2/27	60,000	57,625
2.20%, 9/2/30	70,000	63,513
2.15%, 9/2/31	45,000	39,568
3.30%, 9/2/40	90,000	70,663
3.55%, 9/2/50	90,000	63,459
3.35%, 9/2/51	308,000	208,052
RPM International, Inc.
4.55%, 3/1/29	176,000	178,491
RR Donnelley & Sons Co.
10.88%, 8/1/29(e)	19,000	19,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
RRD Intermediate Holdings, Inc.
11.00%, 12/1/30, PIK(e)	$236,275	$242,567
RRD Parent, Inc.
12.00%, 2/4/30(e)(f)	170,000	200,600
RTX Corp.
2.25%, 7/1/30	252,000	232,491
6.13%, 7/15/38	645,000	715,868
4.45%, 11/16/38	1,127,000	1,073,110
4.50%, 6/1/42	169,000	154,478
4.63%, 11/16/48	412,000	366,297
Ryan Specialty LLC
4.38%, 2/1/30(e)	16,000	15,688
5.88%, 8/1/32(b)(e)	24,000	24,551
Ryder System, Inc.
1.75%, 9/1/26	18,000	17,689
2.90%, 12/1/26	24,000	23,737
2.85%, 3/1/27	27,000	26,596
5.30%, 3/15/27	21,000	21,301
4.30%, 6/15/27	18,000	18,065
5.65%, 3/1/28	30,000	31,018
5.25%, 6/1/28	40,000	41,115
6.30%, 12/1/28	24,000	25,470
5.38%, 3/15/29	34,000	35,249
5.50%, 6/1/29	22,000	23,003
6.60%, 12/1/33(b)	43,000	48,295
S&P Global, Inc.
2.95%, 1/22/27	35,000	34,647
2.45%, 3/1/27	90,000	88,445
4.75%, 8/1/28	50,000	51,004
2.70%, 3/1/29	90,000	86,479
4.25%, 5/1/29	20,000	20,135
2.50%, 12/1/29	10,000	9,439
1.25%, 8/15/30	10,000	8,813
2.90%, 3/1/32	30,000	27,793
5.25%, 9/15/33	15,000	15,860
3.25%, 12/1/49	25,000	18,001
3.70%, 3/1/52	81,000	62,581
2.30%, 8/15/60	30,000	15,609
3.90%, 3/1/62	20,000	15,345
Sabal Trail Transmission LLC
4.68%, 5/1/38(e)	59,000	56,444
4.83%, 5/1/48(e)	16,000	14,011
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	83,000	83,165
4.50%, 5/15/30	143,000	143,939
5.90%, 9/15/37	37,923	40,262
Sabra Health Care LP
3.90%, 10/15/29	25,000	24,452
3.20%, 12/1/31	57,000	52,179
Sabre GLBL, Inc.
8.63%, 6/1/27(e)	11,000	11,217
10.75%, 11/15/29(e)	101,000	89,218
11.13%, 7/15/30(e)	50,000	43,262
Safehold GL Holdings LLC
2.85%, 1/15/32	35,000	31,395
6.10%, 4/1/34	98,000	104,378
Salesforce, Inc.
1.95%, 7/15/31	30,000	26,825
2.70%, 7/15/41	55,000	40,545
2.90%, 7/15/51	133,000	86,462
3.05%, 7/15/61	88,000	54,355
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 3/1/32(b)	25,000	26,204
Sammons Financial Group, Inc.
4.45%, 5/12/27(e)	20,000	19,983
3.35%, 4/16/31(e)	35,000	32,569
4.75%, 4/8/32(e)	20,000	19,676
6.88%, 4/15/34(e)	31,000	34,367
San Diego Gas & Electric Co.
4.95%, 8/15/28	28,000	28,684
1.70%, 10/1/30, Series VVV	22,000	19,640
3.00%, 3/15/32, Series XXX	14,000	12,884
6.00%, 6/1/39	20,000	21,717
4.50%, 8/15/40	33,000	30,570
3.75%, 6/1/47, Series RRR	26,000	20,071
4.15%, 5/15/48	26,000	21,206
4.10%, 6/15/49, Series TTT	35,000	28,338
3.32%, 4/15/50, Series UUU	76,000	53,457
2.95%, 8/15/51, Series WWW	49,000	31,929
3.70%, 3/15/52	33,000	24,327
5.35%, 4/1/53	53,000	51,123
5.55%, 4/15/54	39,000	38,674
Sanofi SA
3.63%, 6/19/28	69,000	68,796
Santander Holdings USA, Inc.
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(a)	145,000	151,210
6.17%, 1/9/30, (6.174% fixed rate until 1/9/29; Secured Overnight Financing Rate + 2.50% thereafter)(a)	61,000	63,734
7.66%, 11/9/31, (7.66% fixed rate until 11/9/30; Secured Overnight Financing Rate + 3.28% thereafter)(a)	170,000	190,911
6.34%, 5/31/35, (6.342% fixed rate until 5/31/34; Secured Overnight Financing Rate + 2.138% thereafter)(a)	53,000	56,982
SBA Communications Corp.
3.88%, 2/15/27	91,000	90,598
3.13%, 2/1/29	62,000	59,295
SBL Holdings, Inc.
5.00%, 2/18/31(e)	24,000	22,133
7.20%, 10/30/34(e)	26,000	25,236
SC Johnson & Son, Inc.
4.80%, 9/1/40(e)	250,000	241,222
Schlumberger Holdings Corp.
2.65%, 6/26/30(e)	134,000	125,976
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 3/1/30(e)	68,000	60,297
SCIH Salt Holdings, Inc.
6.63%, 5/1/29(e)	70,000	70,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Scotts Miracle-Gro Co.
4.50%, 10/15/29	$143,000	$140,092
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/29(e)	86,000	84,055
8.25%, 12/15/29(b)(e)	101,000	107,387
4.13%, 1/15/31(b)(e)	61,000	57,724
8.50%, 7/15/31(e)	21,000	22,370
9.63%, 12/1/32(e)	47,000	53,532
5.75%, 12/1/34(b)(e)	188,000	194,594
Sealed Air Corp.
1.57%, 10/15/26(e)	24,000	23,431
4.00%, 12/1/27(e)	17,000	16,945
5.00%, 4/15/29(e)	17,000	17,125
7.25%, 2/15/31(e)	17,000	17,713
6.50%, 7/15/32(e)	16,000	16,579
6.88%, 7/15/33(e)	19,000	20,021
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 2/1/28(e)	31,000	31,561
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(b)(e)	31,000	29,991
Securian Financial Group, Inc.
4.80%, 4/15/48(e)	20,000	17,833
Sekisui House U.S., Inc.
2.50%, 1/15/31	150,000	133,970
6.00%, 1/15/43	45,000	42,316
3.97%, 8/6/61	59,000	40,855
Selective Insurance Group, Inc.
5.38%, 3/1/49	28,000	26,071
Sempra
5.40%, 8/1/26	31,000	31,213
3.25%, 6/15/27	43,000	42,397
3.70%, 4/1/29	29,000	28,597
5.50%, 8/1/33	50,000	52,524
3.80%, 2/1/38	88,000	76,266
6.00%, 10/15/39	66,000	69,650
4.00%, 2/1/48	70,000	54,284
4.13%, 4/1/52, (4.125% fixed rate until 4/1/27; 5-year Constant Maturity Treasury Rate + 2.868% thereafter)(a)	57,000	55,618
6.40%, 10/1/54, (6.40% fixed rate until 10/1/34; 5-year Constant Maturity Treasury Rate + 2.632% thereafter)(a)	90,000	91,848
6.88%, 10/1/54, (6.875% fixed rate until 10/1/29; 5-year Constant Maturity Treasury Rate + 2.789% thereafter)(a)	63,000	64,709
6.55%, 4/1/55, (6.55% fixed rate until 4/1/35; 5-year Constant Maturity Treasury Rate + 2.138% thereafter)(a)	53,000	53,744
6.63%, 4/1/55, (6.625% fixed rate until 4/1/30; 5-year Constant Maturity Treasury Rate + 2.354% thereafter)(a)	29,000	29,315
Sensata Technologies, Inc.
4.38%, 2/15/30(e)	85,000	82,805
3.75%, 2/15/31(e)	31,000	29,096
Service Corp. International
3.38%, 8/15/30	200,000	187,529
Service Properties Trust
4.95%, 2/15/27	17,000	16,964
5.50%, 12/15/27	19,000	18,633
3.95%, 1/15/28	17,000	15,986
8.38%, 6/15/29	29,000	28,522
4.95%, 10/1/29	18,000	15,307
4.38%, 2/15/30	17,000	14,072
8.63%, 11/15/31(e)	41,000	43,102
8.88%, 6/15/32	20,000	19,286
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 2/15/28	18,000	17,867
4.75%, 4/1/29	12,000	11,805
Shell Finance US, Inc.
4.13%, 5/11/35	561,000	543,899
Shell International Finance BV
4.38%, 5/11/45	12,000	10,623
Sherwin-Williams Co.
3.95%, 1/15/26	20,000	19,992
3.45%, 6/1/27	92,000	91,220
2.95%, 8/15/29	55,000	52,776
2.30%, 5/15/30	35,000	32,350
2.20%, 3/15/32	35,000	30,844
4.00%, 12/15/42	35,000	29,301
4.55%, 8/1/45	35,000	30,554
4.50%, 6/1/47	115,000	100,042
3.80%, 8/15/49	58,000	44,413
3.30%, 5/15/50	54,000	37,620
2.90%, 3/15/52	45,000	28,420
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 8/15/32(e)	44,000	45,795
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	8,000	7,944
Sierra Pacific Power Co.
5.90%, 3/15/54	7,000	7,099
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 3/1/29(e)	35,000	33,738
Simon Property Group LP
3.25%, 11/30/26	55,000	54,668
1.38%, 1/15/27	40,000	38,870
3.38%, 6/15/27	55,000	54,597
3.38%, 12/1/27	55,000	54,462
1.75%, 2/1/28	60,000	57,378
2.45%, 9/13/29	25,000	23,634
2.65%, 7/15/30	15,000	14,090
2.20%, 2/1/31	15,000	13,576
2.25%, 1/15/32	15,000	13,257
2.65%, 2/1/32	15,000	13,560
5.50%, 3/8/33	15,000	15,896
6.75%, 2/1/40	26,000	30,144
4.75%, 3/15/42	25,000	23,322
4.25%, 10/1/44	22,000	18,862
4.25%, 11/30/46	30,000	25,374
3.25%, 9/13/49(b)	227,000	159,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
3.80%, 7/15/50	$41,000	$31,330
5.85%, 3/8/53	35,000	36,214
6.65%, 1/15/54	27,000	30,650
Sinclair Television Group, Inc.
5.50%, 3/1/30(e)	153,000	135,307
4.38%, 12/31/32(e)	105,000	82,050
8.13%, 2/15/33(e)	50,000	52,083
Sirius XM Radio LLC
3.13%, 9/1/26(e)	50,000	49,627
5.00%, 8/1/27(e)	62,000	62,122
4.00%, 7/15/28(e)	70,000	68,285
5.50%, 7/1/29(e)	50,000	50,298
4.13%, 7/1/30(e)	62,000	58,923
3.88%, 9/1/31(e)	62,000	56,582
Six Flags Entertainment Corp.
5.50%, 4/15/27(e)	20,000	19,872
7.25%, 5/15/31(b)(e)	33,000	31,474
Six Flags Entertainment Corp./ Canada's Wonderland Co./Magnum Management Corp.
5.38%, 4/15/27	20,000	19,865
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
6.50%, 10/1/28	12,000	11,670
5.25%, 7/15/29	25,000	23,207
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./ Canada's Wonderland Co.
6.63%, 5/1/32(e)	35,000	34,978
Sixth Street Lending Partners
6.50%, 3/11/29	37,000	38,460
SK Invictus Intermediate II SARL
5.00%, 10/30/29(e)	28,000	27,612
SLM Corp.
3.13%, 11/2/26	20,000	19,657
SM Energy Co.
6.50%, 7/15/28	132,000	133,568
Smithfield Foods, Inc.
3.00%, 10/15/30(e)	311,000	287,388
2.63%, 9/13/31(e)	20,000	17,767
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(e)	114,000	114,389
8.88%, 11/15/31(b)(e)	45,000	47,794
Snap-on, Inc.
3.25%, 3/1/27	21,000	20,818
4.10%, 3/1/48	20,000	16,842
3.10%, 5/1/50	24,000	16,766
Solventum Corp.
5.45%, 2/25/27	19,000	19,273
5.40%, 3/1/29	35,000	36,213
5.45%, 3/13/31	70,000	73,201
5.60%, 3/23/34	120,000	125,500
5.90%, 4/30/54	113,000	116,082
Somnigroup International, Inc.
3.88%, 10/15/31(e)	56,000	52,534
Sonoco Products Co.
2.25%, 2/1/27	268,000	261,868
3.13%, 5/1/30	43,000	40,798
2.85%, 2/1/32(b)	36,000	32,593
5.75%, 11/1/40	48,000	49,117
Sotera Health Holdings LLC
7.38%, 6/1/31(e)	31,000	32,719
Southern California Edison Co.
5.30%, 3/1/28	558,000	569,271
4.00%, 4/1/47	665,000	510,934
3.65%, 2/1/50	25,000	17,739
2.95%, 2/1/51, Series 20A	33,000	20,591
3.65%, 6/1/51, Series H	133,000	93,642
3.45%, 2/1/52	46,000	31,225
5.45%, 6/1/52, Series E	23,000	21,178
5.70%, 3/1/53	29,000	27,507
5.88%, 12/1/53	46,000	45,024
5.75%, 4/15/54	26,000	24,937
Southern California Gas Co.
2.60%, 6/15/26, Series TT	10,000	9,923
2.95%, 4/15/27	33,000	32,550
2.55%, 2/1/30, Series XX	13,000	12,261
5.20%, 6/1/33	10,000	10,374
5.05%, 9/1/34	12,000	12,306
5.13%, 11/15/40	147,000	146,184
3.75%, 9/15/42	7,000	5,711
4.13%, 6/1/48, Series UU	8,000	6,524
4.30%, 1/15/49, Series VV	11,000	9,209
3.95%, 2/15/50, Series WW	55,000	42,998
6.35%, 11/15/52	11,000	12,134
5.75%, 6/1/53	18,000	18,292
5.60%, 4/1/54	10,000	10,006
Southern Co.
5.50%, 3/15/29	1,130,000	1,175,036
Southern Co. Gas Capital Corp.
1.75%, 1/15/31, Series 20-A	142,000	125,589
4.40%, 5/30/47	412,000	350,225
Southwest Airlines Co.
3.00%, 11/15/26	18,000	17,815
5.13%, 6/15/27	110,000	111,244
3.45%, 11/16/27	18,000	17,737
2.63%, 2/10/30	36,000	33,375
Southwest Gas Corp.
5.80%, 12/1/27	18,000	18,561
4.05%, 3/15/32	229,000	222,017
Southwestern Electric Power Co.
3.25%, 11/1/51	59,000	39,656
Southwestern Energy Co.
5.38%, 2/1/29	29,000	29,085
4.75%, 2/1/32	48,000	47,530
Southwestern Public Service Co.
3.70%, 8/15/47	101,000	76,910
3.15%, 5/1/50, Series 8	39,000	26,321
Spectra Energy Partners LP
3.38%, 10/15/26	35,000	34,809
5.95%, 9/25/43	37,000	37,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
4.50%, 3/15/45	$65,000	$56,041
Spectrum Brands, Inc.
3.88%, 3/15/31(e)	8,000	6,542
Spire Missouri, Inc.
4.80%, 2/15/33	285,000	288,853
3.30%, 6/1/51	17,000	11,863
Spirit AeroSystems, Inc.
3.85%, 6/15/26	12,000	11,960
4.60%, 6/15/28	29,000	29,182
9.38%, 11/30/29(e)	87,000	91,441
9.75%, 11/15/30(e)	49,000	53,711
Sprint Capital Corp.
8.75%, 3/15/32	296,000	360,508
SS&C Technologies, Inc.
5.50%, 9/30/27(e)	90,000	90,121
6.50%, 6/1/32(e)	35,000	36,476
Stagwell Global LLC
5.63%, 8/15/29(e)	45,000	43,708
Standard Industries, Inc.
4.38%, 7/15/30(e)	195,000	189,297
Stanley Black & Decker, Inc.
6.00%, 3/6/28	25,000	25,938
4.25%, 11/15/28	30,000	30,050
2.30%, 3/15/30	304,000	277,850
3.00%, 5/15/32	238,000	215,409
5.20%, 9/1/40	35,000	34,602
4.85%, 11/15/48	45,000	39,792
2.75%, 11/15/50	68,000	40,905
Staples, Inc.
10.75%, 9/1/29(e)	68,000	67,252
12.75%, 1/15/30(e)	87,863	69,742
Star Parent, Inc.
9.00%, 10/1/30(e)	41,000	44,023
Starbucks Corp.
2.45%, 6/15/26	30,000	29,746
4.85%, 2/8/27	60,000	60,544
2.00%, 3/12/27	30,000	29,255
3.50%, 3/1/28	35,000	34,664
4.00%, 11/15/28	45,000	45,013
3.55%, 8/15/29	70,000	68,883
2.25%, 3/12/30	55,000	50,854
2.55%, 11/15/30	89,000	82,417
4.90%, 2/15/31	35,000	36,125
3.00%, 2/14/32(b)	70,000	64,829
4.80%, 2/15/33(b)	35,000	35,672
5.00%, 2/15/34(b)	184,000	188,832
4.30%, 6/15/45	91,000	77,916
3.75%, 12/1/47	45,000	34,469
4.50%, 11/15/48	91,000	77,608
4.45%, 8/15/49	90,000	76,134
3.35%, 3/12/50	45,000	31,528
3.50%, 11/15/50(b)	115,000	82,331
Starwood Property Trust, Inc.
3.63%, 7/15/26(e)	16,000	15,891
4.38%, 1/15/27(e)	20,000	19,899
7.25%, 4/1/29(e)	75,000	79,641
6.50%, 10/15/30(e)	50,000	52,283
State Street Corp.
4.99%, 3/18/27	73,000	73,995
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	106,000	103,724
2.20%, 2/7/28, (2.203% fixed rate until 2/7/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	198,000	193,953
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(a)	37,000	38,279
5.68%, 11/21/29, (5.684% fixed rate until 11/21/28; Secured Overnight Financing Rate + 1.484% thereafter)(a)	73,000	76,576
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month Secured Overnight Financing Rate + 1.292% thereafter)(a)	37,000	37,207
2.40%, 1/24/30	15,000	14,182
2.20%, 3/3/31	93,000	83,786
3.15%, 3/30/31, (3.152% fixed rate until 3/30/30; Secured Overnight Financing Rate + 2.65% thereafter)(a)	237,000	228,541
2.62%, 2/7/33, (2.623% fixed rate until 2/7/32; Secured Overnight Financing Rate + 1.002% thereafter)(a)	31,000	28,113
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(a)	10,000	10,014
4.16%, 8/4/33, (4.164% fixed rate until 8/4/32; Secured Overnight Financing Rate + 1.726% thereafter)(a)	15,000	14,767
4.82%, 1/26/34, (4.821% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.567% thereafter)(a)	15,000	15,297
5.16%, 5/18/34, (5.159% fixed rate until 5/18/33; Secured Overnight Financing Rate + 1.89% thereafter)(a)	21,000	21,874
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	235,000	222,180
6.12%, 11/21/34, (6.123% fixed rate until 11/21/33; Secured Overnight Financing Rate + 1.958% thereafter)(a)	10,000	10,892
Station Casinos LLC
4.50%, 2/15/28(b)(e)	28,000	27,726
4.63%, 12/1/31(e)	20,000	18,938
6.63%, 3/15/32(e)	23,000	23,566
Steel Dynamics, Inc.
3.45%, 4/15/30	184,000	178,094
3.25%, 10/15/50	129,000	89,908
Stellantis Finance U.S., Inc.
5.63%, 1/12/28(b)(e)	200,000	203,919
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31	175,000	161,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Stewart Information Services Corp.
3.60%, 11/15/31	$71,000	$63,772
StoneX Group, Inc.
7.88%, 3/1/31(e)	22,000	23,337
Store Capital LLC
4.50%, 3/15/28	121,000	121,364
4.63%, 3/15/29	86,000	85,778
Stryker Corp.
3.50%, 3/15/26	60,000	59,894
3.65%, 3/7/28	35,000	34,869
4.85%, 12/8/28	35,000	35,894
1.95%, 6/15/30	70,000	63,726
5.20%, 2/10/35	183,000	190,124
4.10%, 4/1/43	35,000	30,300
4.38%, 5/15/44	35,000	30,991
4.63%, 3/15/46	90,000	81,763
2.90%, 6/15/50	60,000	40,391
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.88%, 3/1/27	14,000	14,029
5.00%, 6/1/31(e)	27,000	25,935
Summa Health
3.51%, 11/15/51	28,000	22,003
SunCoke Energy, Inc.
4.88%, 6/30/29(b)(e)	20,000	18,322
Sunoco LP
5.88%, 7/15/27(e)	81,000	81,195
7.00%, 5/1/29(e)	31,000	32,283
4.50%, 10/1/29(e)	33,000	32,293
4.63%, 5/1/30(e)	33,000	32,189
7.25%, 5/1/32(e)	31,000	32,750
Sunoco LP/Sunoco Finance Corp.
6.00%, 4/15/27	25,000	25,045
5.88%, 3/15/28	16,000	16,087
7.00%, 9/15/28(e)	21,000	21,664
4.50%, 5/15/29	33,000	32,364
4.50%, 4/30/30	33,000	32,149
Surgery Center Holdings, Inc.
7.25%, 4/15/32(e)	33,000	33,918
Sutter Health
2.29%, 8/15/30, Series 20A	214,000	197,611
5.16%, 8/15/33	8,000	8,297
3.16%, 8/15/40, Series 20A	18,000	14,443
4.09%, 8/15/48, Series 2018	59,000	49,228
3.36%, 8/15/50, Series 20A	26,000	18,763
5.55%, 8/15/53	16,000	16,296
Synchrony Financial
3.70%, 8/4/26	248,000	247,063
3.95%, 12/1/27	66,000	65,482
5.15%, 3/19/29	213,000	216,516
Synopsys, Inc.
5.70%, 4/1/55	415,000	417,259
Sysco Corp.
3.30%, 7/15/26	60,000	59,739
3.25%, 7/15/27	45,000	44,472
5.75%, 1/17/29	30,000	31,438
2.40%, 2/15/30(b)	35,000	32,616
5.95%, 4/1/30	70,000	74,371
2.45%, 12/14/31	30,000	26,916
6.00%, 1/17/34	35,000	38,183
5.38%, 9/21/35	35,000	36,485
6.60%, 4/1/40	32,000	36,057
4.85%, 10/1/45	57,000	52,352
4.50%, 4/1/46	45,000	39,262
4.45%, 3/15/48	45,000	38,887
3.30%, 2/15/50	45,000	31,788
6.60%, 4/1/50	110,000	122,438
3.15%, 12/14/51	70,000	47,302
System Energy Resources, Inc.
6.00%, 4/15/28	20,000	20,793
Take-Two Interactive Software, Inc.
5.00%, 3/28/26	34,000	34,087
3.70%, 4/14/27	37,000	36,819
4.95%, 3/28/28	49,000	49,925
4.00%, 4/14/32	36,000	35,027
Talen Energy Supply LLC
8.63%, 6/1/30(e)	49,000	52,026
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(e)	36,000	36,017
6.00%, 9/1/31(e)	63,000	62,418
Talos Production, Inc.
9.38%, 2/1/31(e)	26,000	27,412
Tampa Electric Co.
2.40%, 3/15/31	8,000	7,315
4.10%, 6/15/42	13,000	11,161
4.35%, 5/15/44	63,000	54,633
4.30%, 6/15/48	41,000	34,706
4.45%, 6/15/49	16,000	13,658
3.63%, 6/15/50	13,000	9,629
3.45%, 3/15/51	43,000	31,102
5.00%, 7/15/52	13,000	12,012
Tapestry, Inc.
4.13%, 7/15/27	24,000	23,978
3.05%, 3/15/32	36,000	32,780
Targa Resources Corp.
5.20%, 7/1/27	45,000	45,730
6.15%, 3/1/29	60,000	63,316
4.20%, 2/1/33	55,000	52,777
6.13%, 3/15/33	65,000	69,738
6.50%, 3/30/34	70,000	76,984
5.50%, 2/15/35	79,000	81,132
4.95%, 4/15/52	68,000	58,373
6.25%, 7/1/52	211,000	216,032
6.50%, 2/15/53	77,000	81,366
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 1/15/28	45,000	45,024
5.50%, 3/1/30	70,000	71,264
4.88%, 2/1/31	232,000	233,292
4.00%, 1/15/32	300,000	287,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Target Corp.
4.50%, 9/15/32(b)	$550,000	$556,923
2.95%, 1/15/52	115,000	75,022
Taylor Morrison Communities, Inc.
5.75%, 1/15/28(e)	18,000	18,403
5.13%, 8/1/30(b)(e)	20,000	20,121
TD SYNNEX Corp.
1.75%, 8/9/26	43,000	42,266
2.38%, 8/9/28	37,000	35,237
2.65%, 8/9/31	63,000	56,764
6.10%, 4/12/34	43,000	45,697
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(e)	56,000	64,930
4.90%, 9/15/44(e)	70,000	64,672
4.27%, 5/15/47(e)	85,000	71,267
3.30%, 5/15/50(e)	50,000	34,774
TEGNA, Inc.
4.63%, 3/15/28	41,000	40,557
5.00%, 9/15/29	45,000	44,645
Teledyne FLIR LLC
2.50%, 8/1/30	285,000	264,311
Teledyne Technologies, Inc.
2.25%, 4/1/28	43,000	41,248
2.75%, 4/1/31	74,000	68,655
Teleflex, Inc.
4.63%, 11/15/27	20,000	19,912
4.25%, 6/1/28(e)	20,000	19,749
Tenet Healthcare Corp.
6.13%, 10/1/28	334,000	335,547
4.38%, 1/15/30	187,000	183,398
Tenneco, Inc.
8.00%, 11/17/28(e)	78,000	78,042
Terex Corp.
5.00%, 5/15/29(e)	25,000	24,879
TerraForm Power Operating LLC
5.00%, 1/31/28(e)	29,000	28,966
4.75%, 1/15/30(e)	33,000	31,749
Texas Eastern Transmission LP
7.00%, 7/15/32	82,000	92,675
4.15%, 1/15/48(e)	36,000	29,216
Texas Health Resources
4.33%, 11/15/55	5,000	4,310
Texas Instruments, Inc.
4.60%, 2/8/27	50,000	50,434
2.90%, 11/3/27	35,000	34,564
4.60%, 2/15/28	50,000	50,836
4.60%, 2/8/29	50,000	51,180
2.25%, 9/4/29	15,000	14,153
1.75%, 5/4/30	15,000	13,658
1.90%, 9/15/31	10,000	8,905
3.65%, 8/16/32	10,000	9,651
4.90%, 3/14/33	20,000	20,723
4.85%, 2/8/34	10,000	10,339
3.88%, 3/15/39	35,000	31,659
4.15%, 5/15/48	65,000	54,640
2.70%, 9/15/51	20,000	12,574
4.10%, 8/16/52	15,000	12,263
5.00%, 3/14/53	30,000	28,133
5.15%, 2/8/54(b)	35,000	33,724
5.05%, 5/18/63	156,000	143,631
Textron, Inc.
4.00%, 3/15/26	22,000	22,000
3.65%, 3/15/27	29,000	28,833
3.38%, 3/1/28	18,000	17,706
3.90%, 9/17/29	21,000	20,727
3.00%, 6/1/30	46,000	43,705
2.45%, 3/15/31	36,000	32,725
6.10%, 11/15/33	25,000	27,189
TGNR Intermediate Holdings LLC
5.50%, 10/15/29(e)	29,000	28,411
Thermo Fisher Scientific, Inc.
4.95%, 8/10/26	33,000	33,220
5.00%, 12/5/26	55,000	55,562
4.80%, 11/21/27	33,000	33,608
1.75%, 10/15/28	38,000	35,830
5.00%, 1/31/29	55,000	56,754
2.60%, 10/1/29	20,000	19,025
4.98%, 8/10/30	15,000	15,575
2.00%, 10/15/31(b)	25,000	22,370
4.95%, 11/21/32	10,000	10,406
5.09%, 8/10/33	20,000	20,881
5.20%, 1/31/34	10,000	10,480
2.80%, 10/15/41	78,000	58,254
5.40%, 8/10/43	39,000	39,756
5.30%, 2/1/44	26,000	26,072
4.10%, 8/15/47	163,000	138,452
Thomas Jefferson University
3.85%, 11/1/57	92,000	66,350
Thor Industries, Inc.
4.00%, 10/15/29(e)	26,000	24,941
Time Warner Cable Enterprises LLC
8.38%, 7/15/33	249,000	288,778
Time Warner Cable LLC
7.30%, 7/1/38	106,000	112,886
6.75%, 6/15/39	19,000	19,321
5.88%, 11/15/40	19,000	17,664
5.50%, 9/1/41	96,000	85,163
4.50%, 9/15/42	612,000	478,253
TJX Cos., Inc.
1.15%, 5/15/28	39,000	36,569
1.60%, 5/15/31(b)	116,000	102,029
TKC Holdings, Inc.
6.88%, 5/15/28(e)	17,000	17,137
10.50%, 5/15/29(e)	28,000	28,791
T-Mobile USA, Inc.
2.63%, 4/15/26(b)	683,000	679,309
3.88%, 4/15/30	634,000	624,863
5.20%, 1/15/33	680,000	705,593
6.70%, 12/15/33	86,000	97,091
4.38%, 4/15/40	1,957,000	1,783,772
3.00%, 2/15/41	152,000	114,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
4.50%, 4/15/50	$410,000	$345,910
3.60%, 11/15/60	413,000	282,171
5.80%, 9/15/62	84,000	84,748
Toledo Edison Co.
6.15%, 5/15/37	15,000	16,538
Toledo Hospital
5.33%, 11/15/28, Series B	13,000	13,318
5.75%, 11/15/38	22,000	22,234
4.98%, 11/15/45	11,000	9,490
6.02%, 11/15/48	42,000	41,424
Toll Brothers Finance Corp.
4.88%, 3/15/27	27,000	27,172
4.35%, 2/15/28	24,000	24,114
3.80%, 11/1/29	28,000	27,495
Topaz Solar Farms LLC
4.88%, 9/30/39(e)	5,585	4,950
5.75%, 9/30/39(e)	19,715	19,808
TopBuild Corp.
3.63%, 3/15/29(e)	21,000	20,327
4.13%, 2/15/32(e)	20,000	19,062
Toyota Motor Credit Corp.
5.45%, 11/10/27	400,000	411,859
3.05%, 1/11/28	412,000	405,461
1.90%, 4/6/28	531,000	508,347
TPG Operating Group II LP
5.88%, 3/5/34	42,000	44,074
Tractor Supply Co.
1.75%, 11/1/30	47,000	41,689
5.25%, 5/15/33	54,000	56,306
Trane Technologies Financing Ltd.
3.80%, 3/21/29	45,000	44,712
5.25%, 3/3/33	50,000	52,346
4.65%, 11/1/44	25,000	23,019
4.50%, 3/21/49	30,000	26,281
Trane Technologies Holdco, Inc.
3.75%, 8/21/28	35,000	34,863
5.75%, 6/15/43	72,000	76,279
4.30%, 2/21/48	110,000	94,652
Transatlantic Holdings, Inc.
8.00%, 11/30/39	17,000	21,680
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/28	25,000	24,992
3.25%, 5/15/30	50,000	47,918
5.40%, 8/15/41	61,000	60,947
4.45%, 8/1/42	35,000	31,110
4.60%, 3/15/48	53,000	46,634
3.95%, 5/15/50	71,000	55,698
TransDigm, Inc.
6.75%, 8/15/28(e)	85,000	86,886
4.63%, 1/15/29	111,000	109,752
6.38%, 3/1/29(e)	111,000	114,538
4.88%, 5/1/29(b)	60,000	59,737
6.88%, 12/15/30(e)	118,000	123,147
7.13%, 12/1/31(e)	40,000	42,039
6.63%, 3/1/32(e)	88,000	91,548
6.00%, 1/15/33(e)	60,000	61,441
Transocean Aquila Ltd.
8.00%, 9/30/28(e)	9,400	9,666
Transocean International Ltd.
8.75%, 2/15/30(e)	33,000	34,464
7.50%, 4/15/31	64,000	61,701
6.80%, 3/15/38	25,000	22,437
Transocean Titan Financing Ltd.
8.38%, 2/1/28(e)	17,810	18,316
Travel & Leisure Co.
6.63%, 7/31/26(e)	52,000	52,381
6.00%, 4/1/27	16,000	16,245
4.50%, 12/1/29(e)	27,000	26,366
4.63%, 3/1/30(e)	17,000	16,585
Travelers Cos., Inc.
6.75%, 6/20/36	26,000	30,217
6.25%, 6/15/37	52,000	58,340
5.35%, 11/1/40	49,000	50,342
4.60%, 8/1/43	33,000	30,125
4.30%, 8/25/45	26,000	22,617
3.75%, 5/15/46	33,000	26,374
4.00%, 5/30/47	46,000	37,974
4.05%, 3/7/48	33,000	27,246
4.10%, 3/4/49	33,000	27,312
2.55%, 4/27/50	33,000	20,422
3.05%, 6/8/51	49,000	33,132
5.45%, 5/25/53	49,000	49,288
Travelers Property Casualty Corp.
6.38%, 3/15/33	10,000	11,330
Tri Pointe Homes, Inc.
5.25%, 6/1/27	12,000	12,087
5.70%, 6/15/28	14,000	14,176
Trimble, Inc.
4.90%, 6/15/28	37,000	37,583
6.10%, 3/15/33	57,000	61,540
TriNet Group, Inc.
3.50%, 3/1/29(e)	28,000	26,501
7.13%, 8/15/31(e)	16,000	16,573
Trinity Acquisition PLC
4.40%, 3/15/26	35,000	35,002
Trinity Health Corp.
3.43%, 12/1/48, Series 2019	11,000	8,549
Tri-State Generation & Transmission Association, Inc.
6.00%, 6/15/40(e)	21,000	22,009
Tronox, Inc.
4.63%, 3/15/29(b)(e)	44,000	28,490
9.13%, 9/30/30(b)(e)	4,000	3,775
Truist Financial Corp.
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	50,000	49,621
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.852% thereafter)(a)	550,000	561,899

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
4.96%, 10/23/36, (4.964% fixed rate until 10/23/35; Secured Overnight Financing Rate + 1.395% thereafter)(a)	$144,000	$143,405
Trustage Financial Group, Inc.
4.63%, 4/15/32(e)	25,000	24,215
Trustees of Princeton University
5.70%, 3/1/39	10,000	10,958
2.52%, 7/1/50, Series 2020	10,000	6,361
4.20%, 3/1/52	199,000	171,747
Trustees of the University of Pennsylvania
2.40%, 10/1/50, Series 2020	19,000	11,527
4.67%, 9/1/12	6,000	5,096
3.61%, 2/15/19	16,000	10,554
TTM Technologies, Inc.
4.00%, 3/1/29(e)	20,000	19,462
Tucson Electric Power Co.
1.50%, 8/1/30	6,000	5,334
3.25%, 5/15/32	7,000	6,527
4.85%, 12/1/48	44,000	39,697
4.00%, 6/15/50	15,000	11,650
3.25%, 5/1/51	36,000	24,306
5.50%, 4/15/53	48,000	46,886
TWDC Enterprises 18 Corp.
3.00%, 7/30/46	33,000	23,310
Twilio, Inc.
3.88%, 3/15/31	36,000	34,475
Tyson Foods, Inc.
3.55%, 6/2/27	122,000	120,997
4.35%, 3/1/29	60,000	60,206
5.40%, 3/15/29	35,000	36,220
5.70%, 3/15/34(b)	65,000	68,822
4.88%, 8/15/34	45,000	45,134
5.15%, 8/15/44	45,000	42,654
4.55%, 6/2/47	156,000	134,615
5.10%, 9/28/48	135,000	125,358
U.S. Acute Care Solutions LLC
9.75%, 5/15/29(e)	33,000	33,624
U.S. Bancorp
3.15%, 4/27/27, Series X	86,000	85,194
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	540,000	528,593
1.38%, 7/22/30	576,000	510,614
5.42%, 2/12/36, (5.424% fixed rate until 2/12/35; Secured Overnight Financing Rate + 1.411% thereafter)(a)	255,000	266,859
U.S. Foods, Inc.
6.88%, 9/15/28(e)	20,000	20,710
4.75%, 2/15/29(e)	66,000	65,763
4.63%, 6/1/30(e)	20,000	19,731
7.25%, 1/15/32(e)	20,000	21,088
U.S. Steel Corp.
6.88%, 3/1/29	20,000	20,187
6.65%, 6/1/37	12,000	12,745
Uber Technologies, Inc.
4.50%, 8/15/29(e)	67,000	67,030
4.30%, 1/15/30	90,000	90,557
4.80%, 9/15/34	108,000	108,673
5.35%, 9/15/54	215,000	208,806
UDR, Inc.
3.20%, 1/15/30	279,000	268,258
UKG, Inc.
6.88%, 2/1/31(e)	103,000	106,591
UMass Memorial Health Care Obligated Group
5.36%, 7/1/52	76,000	72,591
Union Electric Co.
2.95%, 6/15/27	30,000	29,635
3.50%, 3/15/29	35,000	34,510
2.95%, 3/15/30	10,000	9,559
2.15%, 3/15/32	10,000	8,804
5.20%, 4/1/34	20,000	20,739
5.30%, 8/1/37	15,000	15,373
8.45%, 3/15/39	15,000	19,627
3.90%, 9/15/42	20,000	16,721
3.65%, 4/15/45	56,000	44,166
4.00%, 4/1/48	20,000	16,141
3.25%, 10/1/49	22,000	15,502
2.63%, 3/15/51	195,000	119,884
3.90%, 4/1/52	34,000	26,622
5.45%, 3/15/53	33,000	32,409
5.25%, 1/15/54	23,000	22,064
Union Pacific Corp.
3.20%, 5/20/41	283,000	223,887
3.95%, 8/15/59	35,000	26,692
3.84%, 3/20/60	120,000	89,048
3.55%, 5/20/61	15,000	10,382
2.97%, 9/16/62	51,000	30,629
3.75%, 2/5/70	263,000	182,746
3.80%, 4/6/71	509,000	360,153
3.85%, 2/14/72	81,000	57,917
United Airlines Pass-Through Trust
3.75%, 9/3/26, Series 2014-2, Class A	468,916	466,272
3.50%, 3/1/30, Series 2018-1, Class AA	266,094	256,916
United Parcel Service, Inc.
2.40%, 11/15/26	35,000	34,531
3.05%, 11/15/27	73,000	72,086
3.40%, 3/15/29(b)	55,000	54,229
2.50%, 9/1/29	10,000	9,504
4.45%, 4/1/30	15,000	15,314
4.88%, 3/3/33(b)	20,000	20,745
5.15%, 5/22/34	18,000	18,847
6.20%, 1/15/38	65,000	72,400
5.20%, 4/1/40	24,000	24,476
4.88%, 11/15/40	77,000	75,268
3.63%, 10/1/42	18,000	14,688
3.40%, 11/15/46	74,000	55,882
3.75%, 11/15/47	56,000	44,109
4.25%, 3/15/49	37,000	31,209
3.40%, 9/1/49	44,000	31,844
5.30%, 4/1/50	61,000	59,888
5.05%, 3/3/53(b)	54,000	50,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
5.50%, 5/22/54	$112,000	$111,335
5.60%, 5/22/64	125,000	123,542
United Rentals North America, Inc.
4.00%, 7/15/30	209,000	202,152
3.75%, 1/15/32	100,000	93,984
United Wholesale Mortgage LLC
5.75%, 6/15/27(e)	32,000	32,089
5.50%, 4/15/29(e)	29,000	28,729
UnitedHealth Group, Inc.
3.85%, 6/15/28	232,000	231,781
3.88%, 12/15/28	213,000	212,724
4.25%, 1/15/29	230,000	231,788
4.70%, 4/15/29	186,000	190,328
4.00%, 5/15/29	211,000	211,139
2.88%, 8/15/29	47,000	45,184
5.30%, 2/15/30	34,000	35,561
4.90%, 4/15/31	1,000	1,030
2.75%, 5/15/40	740,000	561,730
4.25%, 3/15/43	651,000	567,891
4.25%, 4/15/47	730,000	613,457
2.90%, 5/15/50	211,000	137,352
3.25%, 5/15/51	298,000	205,946
5.88%, 2/15/53	153,000	157,815
3.13%, 5/15/60	430,000	268,426
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00%, 1/15/30(e)	29,000	26,871
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.75%, 4/15/28(b)(e)	23,000	22,646
6.50%, 2/15/29(e)	45,000	43,010
Universal Health Services, Inc.
1.65%, 9/1/26	43,000	42,157
2.65%, 10/15/30	57,000	52,092
2.65%, 1/15/32	123,000	108,609
University of Chicago
2.76%, 4/1/45, Series 20B	297,000	238,342
2.55%, 4/1/50, Series C	11,000	7,284
4.00%, 10/1/53	10,000	8,068
University of Miami
4.06%, 4/1/52, Series 2022	27,000	22,211
University of Southern California
3.84%, 10/1/47, Series 2017	64,000	52,567
Unum Group
4.00%, 6/15/29	29,000	28,728
5.75%, 8/15/42	58,000	58,277
4.50%, 12/15/49	92,000	75,344
4.13%, 6/15/51	54,000	41,455
UPMC
5.04%, 5/15/33	44,000	45,235
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 3/15/29(e)	41,000	42,637
USI, Inc.
7.50%, 1/15/32(e)	25,000	26,093
Utah Acquisition Sub, Inc.
5.25%, 6/15/46	95,000	78,737
Vail Resorts, Inc.
6.50%, 5/15/32(b)(e)	30,000	31,212
Valaris Ltd.
8.38%, 4/30/30(e)	45,000	46,969
Valero Energy Corp.
6.63%, 6/15/37	437,000	488,282
4.90%, 3/15/45	13,000	11,831
Valley National Bancorp
3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.36% thereafter)(a)	12,000	11,167
Valmont Industries, Inc.
5.00%, 10/1/44	51,000	48,213
5.25%, 10/1/54	28,000	26,722
Valvoline, Inc.
3.63%, 6/15/31(e)	25,000	23,070
Ventas Realty LP
4.40%, 1/15/29	664,000	667,833
Venture Global Calcasieu Pass LLC
3.88%, 8/15/29(e)	73,000	68,685
6.25%, 1/15/30(e)	40,000	40,436
4.13%, 8/15/31(e)	50,000	45,910
3.88%, 11/1/33(b)(e)	50,000	43,806
Venture Global LNG, Inc.
8.13%, 6/1/28(e)	95,000	97,363
9.50%, 2/1/29(e)	125,000	132,147
8.38%, 6/1/31(e)	107,000	107,314
9.88%, 2/1/32(e)	98,000	102,091
Veralto Corp.
5.50%, 9/18/26	43,000	43,403
5.35%, 9/18/28	43,000	44,422
5.45%, 9/18/33	50,000	52,554
VeriSign, Inc.
4.75%, 7/15/27	34,000	34,012
2.70%, 6/15/31	53,000	48,194
Verisk Analytics, Inc.
4.13%, 3/15/29	37,000	37,037
5.75%, 4/1/33	36,000	38,332
5.25%, 6/5/34	55,000	56,739
5.50%, 6/15/45	32,000	31,772
3.63%, 5/15/50	159,000	116,797
Veritiv Operating Co.
10.50%, 11/30/30(e)	29,000	31,223
Verizon Communications, Inc.
2.55%, 3/21/31	66,000	60,428
2.36%, 3/15/32	418,000	369,603
4.40%, 11/1/34	681,000	662,008
4.78%, 2/15/35	690,000	685,397
2.65%, 11/20/40	412,000	299,888
4.75%, 11/1/41	1,237,000	1,140,256
4.13%, 8/15/46	148,000	120,945
4.86%, 8/21/46	725,000	656,096
4.00%, 3/22/50	825,000	642,699
3.55%, 3/22/51	319,000	232,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
3.88%, 3/1/52	$180,000	$136,803
Vertiv Group Corp.
4.13%, 11/15/28(e)	35,000	34,741
VF Corp.
2.80%, 4/23/27	30,000	29,270
2.95%, 4/23/30(b)	53,000	47,656
Viasat, Inc.
5.63%, 4/15/27(e)	31,000	30,994
6.50%, 7/15/28(e)	16,000	15,649
7.50%, 5/30/31(e)	30,000	28,490
Viatris, Inc.
2.70%, 6/22/30	102,000	92,992
3.85%, 6/22/40	136,000	104,175
4.00%, 6/22/50	181,000	121,315
Vibrantz Technologies, Inc.
9.00%, 2/15/30(e)	31,000	8,823
VICI Properties LP
5.13%, 5/15/32	625,000	630,849
6.13%, 4/1/54	62,000	62,156
Victoria's Secret & Co.
4.63%, 7/15/29(e)	25,000	24,264
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/31(e)	36,000	36,406
Viking Cruises Ltd.
7.00%, 2/15/29(e)	71,000	71,398
9.13%, 7/15/31(e)	29,000	31,115
Viking Ocean Cruises Ship VII Ltd.
5.63%, 2/15/29(e)	14,000	14,004
Viper Energy Partners LLC
5.70%, 8/1/35	114,000	116,819
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	115,000	124,639
6.00%, 5/15/37, Series A(b)	724,000	786,710
4.20%, 5/15/45, Series B	74,000	62,668
2.45%, 12/15/50	484,000	283,531
Visa, Inc.
1.90%, 4/15/27	30,000	29,299
0.75%, 8/15/27	10,000	9,535
2.75%, 9/15/27	15,000	14,772
2.05%, 4/15/30	31,000	28,742
1.10%, 2/15/31	20,000	17,444
4.15%, 12/14/35	30,000	29,277
2.70%, 4/15/40	21,000	16,349
4.30%, 12/14/45	70,000	62,057
3.65%, 9/15/47	15,000	11,921
2.00%, 8/15/50	35,000	19,449
Vistra Operations Co. LLC
3.70%, 1/30/27(e)	33,000	32,752
5.63%, 2/15/27(e)	54,000	54,108
5.00%, 7/31/27(e)	106,000	106,346
4.38%, 5/1/29(e)	52,000	51,333
4.30%, 7/15/29(e)	33,000	32,811
7.75%, 10/15/31(e)	78,000	82,937
6.88%, 4/15/32(e)	72,000	75,751
6.95%, 10/15/33(e)	43,000	48,049
5.70%, 12/30/34(e)	27,000	27,935
Vital Energy, Inc.
7.75%, 7/31/29(e)	105,000	103,491
9.75%, 10/15/30(b)	12,000	12,501
7.88%, 4/15/32(b)(e)	41,000	39,808
VMware LLC
3.90%, 8/21/27(b)	77,000	76,905
1.80%, 8/15/28	46,000	43,429
4.70%, 5/15/30	54,000	54,932
2.20%, 8/15/31	107,000	95,390
VOC Escrow Ltd.
5.00%, 2/15/28(e)	28,000	28,002
Vontier Corp.
1.80%, 4/1/26	30,000	29,741
2.40%, 4/1/28	30,000	28,676
2.95%, 4/1/31	42,000	38,468
Vornado Realty LP
2.15%, 6/1/26	16,000	15,811
3.40%, 6/1/31	14,000	12,713
Vulcan Materials Co.
3.90%, 4/1/27	24,000	23,976
3.50%, 6/1/30	54,000	52,477
4.50%, 6/15/47	195,000	171,153
4.70%, 3/1/48	43,000	38,534
Wachovia Corp.
5.50%, 8/1/35	63,000	65,609
Walmart, Inc.
4.00%, 4/15/26	15,000	15,012
3.05%, 7/8/26	15,000	14,936
1.05%, 9/17/26	25,000	24,483
5.88%, 4/5/27	8,000	8,248
3.95%, 9/9/27	20,000	20,106
3.90%, 4/15/28	15,000	15,100
3.70%, 6/26/28	30,000	30,087
1.50%, 9/22/28	25,000	23,618
3.25%, 7/8/29	15,000	14,767
2.38%, 9/24/29	5,000	4,760
7.55%, 2/15/30	10,000	11,469
4.00%, 4/15/30(b)	10,000	10,121
1.80%, 9/22/31(b)	40,000	35,768
4.15%, 9/9/32	25,000	25,338
4.10%, 4/15/33	30,000	30,115
5.25%, 9/1/35	25,000	26,735
6.50%, 8/15/37	20,000	23,444
6.20%, 4/15/38	16,000	18,298
3.95%, 6/28/38	10,000	9,446
5.63%, 4/1/40	12,000	13,011
5.00%, 10/25/40	16,000	16,508
5.63%, 4/15/41	13,000	14,006
2.50%, 9/22/41	20,000	14,646
4.00%, 4/11/43	10,000	8,817
4.30%, 4/22/44	22,000	20,019
3.63%, 12/15/47	10,000	7,957
4.05%, 6/29/48	35,000	29,775
2.95%, 9/24/49	19,000	13,291
2.65%, 9/22/51	30,000	19,315
4.50%, 9/9/52	20,000	18,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
4.50%, 4/15/53	$30,000	$27,096
Walt Disney Co.
2.65%, 1/13/31	314,000	294,407
3.50%, 5/13/40	677,000	572,929
4.75%, 11/15/46	26,000	24,055
2.75%, 9/1/49	131,000	85,109
4.70%, 3/23/50	114,000	104,181
3.60%, 1/13/51	180,000	136,431
3.80%, 5/13/60	75,000	56,235
Wand NewCo 3, Inc.
7.63%, 1/30/32(e)	51,000	53,811
Washington Gas Light Co.
3.80%, 9/15/46, Series K	65,000	50,948
3.65%, 9/15/49	69,000	51,364
Washington University
3.52%, 4/15/54, Series 2022	10,000	7,454
4.35%, 4/15/22	20,000	15,623
Waste Connections, Inc.
3.50%, 5/1/29	36,000	35,513
2.60%, 2/1/30	43,000	40,643
2.20%, 1/15/32	46,000	40,797
3.20%, 6/1/32	36,000	33,659
4.20%, 1/15/33	54,000	53,323
5.00%, 3/1/34	54,000	55,409
3.05%, 4/1/50	45,000	30,740
2.95%, 1/15/52	77,000	50,878
Waste Management, Inc.
1.15%, 3/15/28	73,000	68,754
3.88%, 1/15/29	120,000	119,807
2.00%, 6/1/29	20,000	18,747
2.95%, 6/1/41	31,000	23,949
4.10%, 3/1/45	27,000	23,122
4.15%, 7/15/49	119,000	100,025
2.50%, 11/15/50	108,000	66,102
5.35%, 10/15/54	85,000	84,534
Webster Financial Corp.
5.78%, 9/11/35, (5.784% fixed rate until 9/11/30; 5-year Constant Maturity Treasury Rate + 2.125% thereafter)(a)	31,000	31,055
WEC Energy Group, Inc.
5.60%, 9/12/26	15,000	15,162
5.15%, 10/1/27	25,000	25,503
1.38%, 10/15/27	30,000	28,634
4.75%, 1/15/28	30,000	30,461
2.20%, 12/15/28	30,000	28,439
1.80%, 10/15/30	11,000	9,806
Wells Fargo & Co.
3.00%, 10/23/26	594,000	588,989
4.30%, 7/22/27	379,000	380,715
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	256,000	254,184
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	278,000	276,032
4.15%, 1/24/29	185,000	185,585
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	47,000	48,733
7.95%, 11/15/29, Series B	37,000	41,523
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	234,000	241,526
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	189,000	180,277
2.57%, 2/11/31, (2.572% fixed rate until 2/11/30; 3-month Secured Overnight Financing Rate + 1.262% thereafter)(a)	103,000	96,508
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; 3-month Secured Overnight Financing Rate + 4.032% thereafter)(a)	68,000	68,768
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(a)	122,000	114,702
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(a)	101,000	105,909
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(a)	126,000	133,336
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(a)	88,000	98,450
5.50%, 1/23/35, (5.499% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.78% thereafter)(a)	81,000	85,266
5.38%, 2/7/35	48,000	51,156
5.21%, 12/3/35, (5.211% fixed rate until 12/3/34; Secured Overnight Financing Rate + 1.38% thereafter)(a)	164,000	169,404
5.95%, 12/15/36	43,000	45,068
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(a)	784,000	619,839
5.61%, 1/15/44	105,000	105,903
3.90%, 5/1/45	151,000	124,881
4.90%, 11/17/45	155,000	141,494
4.40%, 6/14/46	130,000	110,646
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(a)	171,000	160,567
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(a)	347,000	306,095
Wells Fargo Bank NA
6.60%, 1/15/38	484,000	549,006
Welltower OP LLC
2.05%, 1/15/29	30,000	28,275
4.13%, 3/15/29	25,000	25,069
3.10%, 1/15/30	54,000	51,960
4.95%, 9/1/48	100,000	94,769

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
WESCO Distribution, Inc.
7.25%, 6/15/28(e)	$54,000	$54,870
6.38%, 3/15/29(e)	37,000	38,281
6.63%, 3/15/32(e)	35,000	36,745
Western & Southern Financial Group, Inc.
5.75%, 7/15/33(e)	20,000	21,164
Western & Southern Life Insurance Co.
5.15%, 1/15/49(e)	20,000	18,667
3.75%, 4/28/61(e)	20,000	14,092
Western Alliance Bancorp
3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(a)	27,000	25,970
Western Digital Corp.
2.85%, 2/1/29	65,000	61,889
3.10%, 2/1/32	55,000	50,512
Western Midstream Operating LP
4.65%, 7/1/26	30,000	30,028
4.50%, 3/1/28	20,000	20,079
4.75%, 8/15/28	24,000	24,244
6.35%, 1/15/29	35,000	36,950
4.05%, 2/1/30	80,000	78,621
6.15%, 4/1/33	54,000	57,365
5.45%, 4/1/44	55,000	50,454
5.30%, 3/1/48	63,000	54,846
5.50%, 8/15/48	35,000	31,200
5.25%, 2/1/50	90,000	78,268
Western Union Co.
2.75%, 3/15/31(b)	127,000	114,952
6.20%, 11/17/36(b)	46,000	48,393
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	46,000	45,720
4.70%, 9/15/28	77,000	77,959
5.61%, 3/11/34	36,000	38,226
Westlake Corp.
2.88%, 8/15/41	17,000	11,699
5.00%, 8/15/46	13,000	11,235
4.38%, 11/15/47	12,000	9,405
3.13%, 8/15/51	342,000	211,459
Weyerhaeuser Co.
4.75%, 5/15/26	15,000	15,052
6.95%, 10/1/27	20,000	21,054
4.00%, 11/15/29	54,000	53,564
4.00%, 4/15/30	55,000	54,427
7.38%, 3/15/32	47,000	53,699
3.38%, 3/9/33	37,000	33,975
4.00%, 3/9/52	40,000	31,334
Whirlpool Corp.
4.75%, 2/26/29(b)	43,000	42,827
2.40%, 5/15/31	213,000	180,119
4.70%, 5/14/32	41,000	38,041
5.50%, 3/1/33	21,000	20,092
5.75%, 3/1/34(b)	21,000	20,225
4.50%, 6/1/46	45,000	34,758
4.60%, 5/15/50(b)	48,000	36,726
Whistler Pipeline LLC
5.70%, 9/30/31(e)	20,000	20,812
5.95%, 9/30/34(e)	34,000	35,270
Williams Cos., Inc.
5.40%, 3/2/26	70,000	70,241
3.75%, 6/15/27	90,000	89,468
5.30%, 8/15/28(b)	55,000	56,681
4.90%, 3/15/29	70,000	71,510
4.80%, 11/15/29	31,000	31,644
3.50%, 11/15/30	70,000	67,189
7.50%, 1/15/31, Series A	119,000	135,109
2.60%, 3/15/31	107,000	97,864
8.75%, 3/15/32	30,000	36,587
4.65%, 8/15/32	70,000	70,433
5.65%, 3/15/33	55,000	58,196
5.15%, 3/15/34	70,000	71,536
6.30%, 4/15/40	115,000	125,653
5.80%, 11/15/43	35,000	35,513
5.40%, 3/4/44	45,000	43,924
5.75%, 6/24/44	59,000	59,740
4.90%, 1/15/45	45,000	41,039
5.10%, 9/15/45	90,000	83,769
4.85%, 3/1/48	70,000	62,417
3.50%, 10/15/51	200,000	141,778
5.30%, 8/15/52	67,000	62,994
5.80%, 11/15/54(b)	79,000	79,766
Williams Scotsman, Inc.
4.63%, 8/15/28(e)	94,000	93,116
6.63%, 6/15/29(e)	64,000	66,135
Willis North America, Inc.
4.65%, 6/15/27	45,000	45,326
4.50%, 9/15/28	35,000	35,290
2.95%, 9/15/29	50,000	47,640
5.35%, 5/15/33	55,000	57,174
5.05%, 9/15/48	35,000	32,099
3.88%, 9/15/49	50,000	37,992
5.90%, 3/5/54	70,000	71,141
Willis-Knighton Medical Center
4.81%, 9/1/48, Series 2018	108,000	96,723
Wilton RE Ltd.
6.00%, 10/22/30, (6.00% fixed rate until 10/22/30; 5-year Constant Maturity Treasury Rate + 5.266% thereafter)(a)(b)(e)(f)	297,000	294,253
Windsor Holdings III LLC
8.50%, 6/15/30(e)	33,000	34,812
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%, 10/1/31(e)	50,000	52,008
Wisconsin Electric Power Co.
1.70%, 6/15/28	20,000	18,992
5.00%, 5/15/29	22,000	22,680
4.75%, 9/30/32	10,000	10,264
5.63%, 5/15/33	5,000	5,398
5.70%, 12/1/36	15,000	16,242
4.30%, 10/15/48	15,000	12,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
Wisconsin Power & Light Co.
3.05%, 10/15/27	$20,000	$19,710
3.00%, 7/1/29	25,000	24,144
1.95%, 9/16/31	25,000	21,976
3.95%, 9/1/32	45,000	43,534
4.95%, 4/1/33	20,000	20,394
5.38%, 3/30/34	44,000	45,791
6.38%, 8/15/37	25,000	27,870
3.65%, 4/1/50	37,000	27,558
Wisconsin Public Service Corp.
3.67%, 12/1/42	88,000	71,253
4.75%, 11/1/44	35,000	32,054
3.30%, 9/1/49	159,000	113,411
2.85%, 12/1/51	20,000	12,872
WMG Acquisition Corp.
3.00%, 2/15/31(b)(e)	281,000	261,945
Wolverine World Wide, Inc.
4.00%, 8/15/29(b)(e)	22,000	20,209
Workday, Inc.
3.50%, 4/1/27	62,000	61,589
3.70%, 4/1/29	54,000	53,336
3.80%, 4/1/32	89,000	85,514
WP Carey, Inc.
4.25%, 10/1/26	37,000	37,042
3.85%, 7/15/29	25,000	24,699
2.40%, 2/1/31	36,000	32,441
2.45%, 2/1/32	25,000	22,101
2.25%, 4/1/33	30,000	25,412
WR Berkley Corp.
4.75%, 8/1/44	32,000	29,619
4.00%, 5/12/50	43,000	33,689
3.55%, 3/30/52	36,000	25,977
3.15%, 9/30/61	57,000	36,069
WR Grace Holdings LLC
4.88%, 6/15/27(e)	20,000	19,872
5.63%, 8/15/29(e)	47,000	44,387
7.38%, 3/1/31(e)	14,000	14,256
6.63%, 8/15/32(e)	36,000	35,789
WRKCo, Inc.
4.90%, 3/15/29	328,000	335,039
WW Grainger, Inc.
4.60%, 6/15/45	65,000	59,659
3.75%, 5/15/46	55,000	44,576
4.20%, 5/15/47	26,000	22,216
Wyeth LLC
6.50%, 2/1/34	20,000	22,684
6.00%, 2/15/36	33,000	36,219
5.95%, 4/1/37	132,000	144,179
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(e)	37,000	37,167
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/1/29(e)	31,000	31,158
7.13%, 2/15/31(e)	41,000	44,312
Xcel Energy, Inc.
5.45%, 8/15/33	14,000	14,563
Xerox Corp.
13.50%, 4/15/31(e)	38,000	34,832
Xerox Holdings Corp.
5.50%, 8/15/28(e)	201,000	86,851
8.88%, 11/30/29(e)	179,000	66,781
XHR LP
4.88%, 6/1/29(e)	23,000	22,673
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/27(e)	79,000	77,734
7.25%, 1/15/29(b)(e)	36,000	36,900
XPO CNW, Inc.
6.70%, 5/1/34	12,000	12,772
XPO, Inc.
7.13%, 6/1/31(b)(e)	18,000	18,833
7.13%, 2/1/32(b)(e)	24,000	25,311
Xylem, Inc.
1.95%, 1/30/28	31,000	29,776
2.25%, 1/30/31(b)	36,000	32,786
4.38%, 11/1/46	56,000	48,358
Yale-New Haven Health Services Corp.
2.50%, 7/1/50, Series 2020	3,000	1,805
Yum! Brands, Inc.
4.75%, 1/15/30(e)	33,000	33,139
3.63%, 3/15/31	43,000	40,828
4.63%, 1/31/32	45,000	44,360
5.38%, 4/1/32	41,000	41,658
6.88%, 11/15/37	13,000	14,603
5.35%, 11/1/43	11,000	10,790
Zayo Group Holdings, Inc.
9.25%, 3/9/30, PIK(e)	39,242	36,197
Ziff Davis, Inc.
4.63%, 10/15/30(b)(e)	150,000	142,468
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/26	37,000	36,947
5.35%, 12/1/28	9,000	9,316
2.60%, 11/24/31	100,000	90,442
5.20%, 9/15/34(b)	59,000	60,630
5.75%, 11/30/39	13,000	13,714
4.45%, 8/15/45	37,000	32,612
Zoetis, Inc.
3.00%, 9/12/27	45,000	44,320
3.90%, 8/20/28	30,000	30,016
2.00%, 5/15/30	54,000	49,552
5.00%, 8/17/35	22,000	22,406
4.70%, 2/1/43	105,000	97,723
3.95%, 9/12/47	45,000	36,748
4.45%, 8/20/48	98,000	85,661
3.00%, 5/15/50(b)	45,000	30,459
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 2/1/29(e)	200,000	189,479
Total United States		438,178,112
TOTAL CORPORATE BONDS
(Cost: $567,678,880)		576,676,932

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES — 0.9%
Canada — 0.2%
Export Development Canada
4.38%, 6/29/26	$160,000	$160,475
3.00%, 5/25/27	55,000	54,525
3.88%, 2/14/28	70,000	70,481
4.13%, 2/13/29	70,000	71,181
OMERS Finance Trust
4.75%, 3/26/31(e)	250,000	260,167
Province of Alberta
3.30%, 3/15/28	65,000	64,531
1.30%, 7/22/30	51,000	45,739
4.50%, 1/24/34	26,000	26,601
Province of British Columbia
2.25%, 6/2/26	999,000	990,831
Province of Manitoba
2.13%, 6/22/26	51,000	50,499
1.50%, 10/25/28	73,000	68,686
4.30%, 7/27/33	21,000	21,170
Province of Ontario
1.05%, 4/14/26	283,000	280,006
1.13%, 10/7/30	235,000	207,657
Province of Quebec
2.50%, 4/20/26	41,000	40,774
2.75%, 4/12/27	26,000	25,674
3.63%, 4/13/28	72,000	71,998
4.50%, 4/3/29(b)	77,000	79,011
7.50%, 9/15/29	31,000	35,104
1.35%, 5/28/30	31,000	27,958
1.90%, 4/21/31	21,000	18,995
4.50%, 9/8/33	31,000	31,727
Total Canada		2,703,790
China — 0.0%
China Development Bank
2.00%, 2/16/27(d)	400,000	391,876
Export-Import Bank of China
3.25%, 11/28/27(d)	238,000	235,887
Total China		627,763
France — 0.2%
Agence Francaise de Developpement EPIC
4.50%, 2/17/26(d)	200,000	200,080
Caisse d'Amortissement de la Dette Sociale
4.00%, 1/25/26(e)	125,000	124,972
0.63%, 2/18/26(e)	350,000	347,437
4.25%, 1/24/27(e)	600,000	602,831
3.75%, 9/12/27(d)	200,000	200,029
1.00%, 10/21/30(e)	200,000	174,438
1.38%, 1/20/31(e)	500,000	441,313
Total France		2,091,100
Hong Kong — 0.1%
Airport Authority
2.40%, 3/8/28, (2.40% fixed rate until 6/8/28; 7-year Constant Maturity Treasury Rate + 4.736% thereafter)(a)(d)(f)	665,000	639,563
4.88%, 1/12/33(e)	200,000	209,294
Total Hong Kong		848,857
India — 0.0%
Export-Import Bank of India
3.88%, 2/1/28(d)	271,000	268,898
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.15%, 3/29/27(d)	288,000	288,307
5.40%, 11/15/28(d)	485,000	503,574
4.70%, 6/6/32(d)	500,000	506,042
Total Indonesia		1,297,923
Japan — 0.2%
Japan Bank for International Cooperation
4.25%, 1/26/26	200,000	200,043
2.25%, 11/4/26, Series DTC	569,000	560,915
2.75%, 11/16/27	686,000	673,515
4.63%, 7/19/28	202,000	206,789
2.13%, 2/16/29	264,000	251,277
Japan International Cooperation Agency
4.00%, 5/23/28	260,000	261,590
Total Japan		2,154,129
Poland — 0.0%
Bank Gospodarstwa Krajowego
5.75%, 7/9/34(d)	401,000	425,978
South Korea — 0.1%
Export-Import Bank of Korea
4.63%, 1/11/34	223,000	229,499
Korea Development Bank
1.00%, 9/9/26	612,000	598,463
Korea Electric Power Corp.
5.38%, 7/31/26(d)	200,000	201,747
Korea Gas Corp.
2.88%, 7/16/29(d)	201,000	193,907
Korea Housing Finance Corp.
5.38%, 11/15/26(d)	200,000	202,740
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 7/25/27(d)	200,000	197,335
Korea National Oil Corp.
3.38%, 3/27/27(d)	324,000	321,489
Total South Korea		1,945,180
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 3/22/27	232,000	227,693
5.30%, 5/11/37(c)	55,000	32,242
Total Sweden		259,935
United Arab Emirates — 0.0%
Finance Department Government of Sharjah
6.50%, 11/23/32(e)	304,000	328,982
Sharjah Sukuk Program Ltd.
3.23%, 10/23/29(d)	257,000	243,849
Total United Arab Emirates		572,831
TOTAL FOREIGN GOVERNMENT AGENCIES
(Cost: $12,952,114)		13,196,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 4.4%
Angola — 0.0%
Angolan Government International Bonds
9.13%, 11/26/49(d)	$228,000	$194,483
Argentina — 0.2%
Argentina Republic Government International Bonds
1.00%, 7/9/29	155,200	135,327
0.75%, 7/9/30(a)	960,000	794,565
4.13%, 7/9/35(a)	1,316,000	937,243
5.00%, 1/9/38(a)	753,000	561,934
3.50%, 7/9/41(a)	494,000	329,449
4.13%, 7/9/46(a)	83,045	57,334
Bonos Para La Reconstruccion De Una Argentina Libre
5.00%, 10/31/27	150,000	140,844
Provincia de Buenos Aires/Government Bonds
5.88%, 9/1/37(a)(d)	82,000	52,714
6.63%, 9/1/37(a)(d)	226,845	164,167
Total Argentina		3,173,577
Azerbaijan — 0.0%
Republic of Azerbaijan International Bonds
3.50%, 9/1/32(d)	150,000	140,241
Bahrain — 0.1%
Bahrain Government International Bonds
7.00%, 10/12/28(d)	1,750,000	1,827,003
Bermuda — 0.0%
Bermuda Government International Bonds
2.38%, 8/20/30(d)	200,000	181,905
Brazil — 0.2%
Brazil Government International Bonds
3.88%, 6/12/30	1,714,000	1,643,339
5.00%, 1/27/45	500,000	406,006
Total Brazil		2,049,345
Canada — 0.1%
Canada Government International Bonds
0.75%, 5/19/26	75,000	73,951
3.75%, 4/26/28	470,000	472,636
Total Canada		546,587
Chile — 0.1%
Chile Government International Bonds
3.50%, 1/31/34	200,000	184,923
4.95%, 1/5/36	694,817	704,702
3.50%, 4/15/53	555,000	407,079
Total Chile		1,296,704
China — 0.0%
China Government International Bonds
1.75%, 10/26/31(d)	200,000	184,849
Colombia — 0.1%
Colombia Government International Bonds
3.25%, 4/22/32	211,000	179,240
7.50%, 2/2/34	561,000	590,987
7.38%, 9/18/37	200,000	205,976
5.00%, 6/15/45	600,000	447,431
Total Colombia		1,423,634
Costa Rica — 0.0%
Costa Rica Government International Bonds
6.13%, 2/19/31(d)	225,000	235,076
5.63%, 4/30/43(d)	200,000	189,211
Total Costa Rica		424,287
Dominican Republic — 0.1%
Dominican Republic International Bonds
6.00%, 2/22/33(d)	500,000	508,600
5.88%, 1/30/60(d)	439,000	391,981
Total Dominican Republic		900,581
Ecuador — 0.0%
Ecuador Government International Bonds
6.90%, 7/31/30(a)(d)	225,000	219,072
5.00%, 7/31/40(a)(d)	203,000	152,774
Total Ecuador		371,846
Egypt — 0.1%
Egypt Government International Bonds
5.88%, 2/16/31(d)	907,000	879,227
7.30%, 9/30/33(d)	200,000	198,001
Total Egypt		1,077,228
El Salvador — 0.0%
El Salvador Government International Bonds
7.65%, 6/15/35(d)	51,000	52,632
7.12%, 1/20/50(d)	160,000	144,344
Total El Salvador		196,976
Ghana — 0.0%
Ghana Government International Bonds
5.00%, 7/3/29(a)(d)	20,000	19,613
4.78%, 1/3/30(c)(d)	57,758	50,422
5.00%, 7/3/35(a)(d)	167,000	147,478
1.50%, 1/3/37(d)	166,000	88,144
Total Ghana		305,657
Guatemala — 0.0%
Guatemala Government Bonds
7.05%, 10/4/32(d)	288,000	315,843
Honduras — 0.0%
Honduras Government International Bonds
5.63%, 6/24/30(d)	150,000	146,669
Hong Kong — 0.1%
Hong Kong Government International Bonds
4.50%, 1/11/28(b)(e)	725,000	738,685
Hungary — 0.1%
Hungary Government International Bonds
5.50%, 6/16/34(d)	803,000	814,199
Indonesia — 0.3%
Indonesia Government International Bonds
1.85%, 3/12/31	212,000	186,741
4.65%, 9/20/32	1,247,000	1,258,279
4.85%, 1/11/33	352,000	356,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
8.50%, 10/12/35(d)	$513,000	$657,974
4.35%, 1/11/48(b)	412,000	359,527
3.20%, 9/23/61	1,137,000	744,503
Total Indonesia		3,563,324
Israel — 0.1%
Israel Government International Bonds
2.75%, 7/3/30	200,000	186,125
4.50%, 1/17/33	550,000	540,605
State of Israel
3.38%, 1/15/50	1,135,000	776,336
Total Israel		1,503,066
Italy — 0.1%
Republic of Italy Government International Bonds
1.25%, 2/17/26	1,187,000	1,180,118
5.38%, 6/15/33	188,000	200,986
Total Italy		1,381,104
Ivory Coast — 0.0%
Ivory Coast Government International Bonds
7.63%, 1/30/33(d)	200,000	208,912
Jamaica — 0.0%
Jamaica Government International Bonds
8.00%, 3/15/39	148,000	177,940
Jordan — 0.0%
Jordan Government International Bonds
5.85%, 7/7/30(d)	439,000	441,710
Kazakhstan — 0.0%
Kazakhstan Government International Bonds
6.50%, 7/21/45(d)	200,000	223,567
Kenya — 0.0%
Republic of Kenya Government International Bonds
9.50%, 3/5/36(d)	226,000	228,961
Kuwait — 0.1%
Kuwait International Government Bonds
3.50%, 3/20/27(d)	645,000	641,320
Malaysia — 0.0%
Malaysia Wakala Sukuk Bhd
2.07%, 4/28/31(d)	250,000	228,836
Mexico — 0.5%
Mexico Government International Bonds
2.66%, 5/24/31	770,000	688,198
8.30%, 8/15/31	50,000	59,583
7.50%, 4/8/33	24,000	27,697
6.75%, 9/27/34	188,000	205,327
6.35%, 2/9/35	2,210,000	2,332,194
6.63%, 1/29/38	700,000	738,733
6.05%, 1/11/40	182,000	182,413
4.75%, 3/8/44	2,056,000	1,713,133
6.34%, 5/4/53	574,000	557,583
3.77%, 5/24/61	258,000	161,794
5.75%, 10/12/10	110,000	94,716
Total Mexico		6,761,371
Mongolia — 0.0%
Mongolia Government International Bonds
8.65%, 1/19/28(d)	200,000	212,767
Morocco — 0.0%
Morocco Government International Bonds
5.95%, 3/8/28(d)	200,000	205,969
3.00%, 12/15/32(d)	200,000	175,789
Total Morocco		381,758
Nigeria — 0.0%
Nigeria Government International Bonds
7.70%, 2/23/38(d)	415,000	408,254
Oman — 0.1%
Oman Government International Bonds
6.25%, 1/25/31(d)	506,000	544,124
6.75%, 1/17/48(d)	200,000	222,459
Total Oman		766,583
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd.
7.95%, 1/31/29(d)	515,000	523,758
Panama — 0.2%
Panama Government International Bonds
7.13%, 1/29/26	200,000	200,955
2.25%, 9/29/32	500,000	408,861
6.40%, 2/14/35(b)	2,200,000	2,297,311
4.50%, 5/15/47	200,000	157,326
3.87%, 7/23/60	412,000	272,013
Total Panama		3,336,466
Paraguay — 0.0%
Paraguay Government International Bonds
6.00%, 2/9/36(d)	281,000	298,244
Peru — 0.2%
Peru Government International Bonds
3.00%, 1/15/34	1,575,000	1,378,646
6.55%, 3/14/37	481,000	538,184
3.23%, 7/28/21	304,000	172,107
Peruvian Government International Bonds
2.78%, 12/1/60	438,000	247,336
Total Peru		2,336,273
Philippines — 0.2%
Philippines Government International Bonds
5.61%, 4/13/33	301,000	320,825
5.00%, 1/13/37	1,807,000	1,837,151
3.95%, 1/20/40	415,000	370,703
2.65%, 12/10/45	559,000	375,787
Total Philippines		2,904,466
Poland — 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	101,000	100,747
5.50%, 11/16/27	280,000	288,754
4.63%, 3/18/29	104,000	106,336
5.75%, 11/16/32	31,000	33,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
4.88%, 10/4/33	$51,000	$51,945
5.13%, 9/18/34	41,000	42,181
5.50%, 4/4/53	153,000	149,135
5.50%, 3/18/54	250,000	243,779
Total Poland		1,016,293
Qatar — 0.1%
Qatar Government International Bonds
3.75%, 4/16/30(d)	902,000	896,331
9.75%, 6/15/30(e)	87,000	108,102
5.10%, 4/23/48(d)	684,000	688,898
Total Qatar		1,693,331
Romania — 0.1%
Romania Government International Bonds
5.88%, 1/30/29(d)	184,000	189,773
6.00%, 5/25/34(d)	604,000	610,549
6.13%, 1/22/44(b)(d)	138,000	132,955
Total Romania		933,277
Saudi Arabia — 0.3%
Saudi Government International Bonds
3.63%, 3/4/28(d)	225,000	222,761
2.25%, 2/2/33(d)	3,450,000	2,977,628
4.88%, 7/18/33(d)	850,000	868,180
4.50%, 10/26/46(d)	449,000	392,467
Total Saudi Arabia		4,461,036
Senegal — 0.0%
Senegal Government International Bonds
6.25%, 5/23/33(d)	200,000	123,333
Serbia — 0.0%
Serbia International Bonds
6.25%, 5/26/28(d)	200,000	208,105
6.00%, 6/12/34(d)	200,000	208,444
Total Serbia		416,549
South Africa — 0.1%
Republic of South Africa Government International Bonds
5.88%, 4/20/32	848,000	875,042
South Korea — 0.0%
Korea International Bonds
1.00%, 9/16/30	221,000	195,407
Sri Lanka — 0.0%
Sri Lanka Government International Bonds
3.10%, 1/15/30(a)(d)	100,000	94,344
3.35%, 3/15/33(a)(d)	238,434	207,195
Total Sri Lanka		301,539
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bonds
4.50%, 8/4/26(d)	226,000	225,171
Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
7.25%, 2/24/27(d)	443,000	458,547
Turkiye Government International Bonds
4.75%, 1/26/26	400,000	400,586
5.25%, 3/13/30	2,972,000	2,950,109
5.88%, 6/26/31	200,000	200,531
4.88%, 4/16/43	100,000	77,336
Total Turkey		4,087,109
Ukraine — 0.0%
Ukraine Government International Bonds
Zero coupon, 2/1/30(a)(e)	15,406	8,591
Zero coupon, 2/1/34(a)(e)	57,572	26,530
4.50%, 2/1/34(a)(e)	311,022	183,162
Zero coupon, 2/1/35(a)(e)	48,652	27,576
4.50%, 2/1/35(a)(e)	70,511	40,920
Zero coupon, 2/1/36(a)(e)	40,544	22,899
4.50%, 2/1/36(a)(e)	70,511	40,480
Total Ukraine		350,158
United Arab Emirates — 0.2%
Abu Dhabi Government International Bonds
3.13%, 4/16/30(d)	1,200,000	1,161,889
5.00%, 4/30/34(d)	201,000	212,192
3.13%, 9/30/49(d)	200,000	146,129
3.88%, 4/16/50(d)	200,000	165,403
Emirate of Dubai Government International Bonds
5.25%, 1/30/43(d)	200,000	204,364
UAE International Government Bonds
2.00%, 10/19/31(d)	200,000	180,423
2.88%, 10/19/41(d)	356,000	276,543
Total United Arab Emirates		2,346,943
Uruguay — 0.2%
Uruguay Government International Bonds
5.75%, 10/28/34	2,080,942	2,228,403
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds
5.38%, 2/20/29(d)	200,000	200,197
Zambia — 0.0%
Zambia Government International Bonds
5.75%, 6/30/33(a)(d)	41,717	40,287
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $59,349,233)		62,333,054
SUPRANATIONAL BONDS — 0.6%
African Development Bank
4.38%, 11/3/27	257,000	260,825
Asian Development Bank
0.50%, 2/4/26	1,000	994
1.00%, 4/14/26	216,000	213,720
2.00%, 4/24/26	173,000	171,719
1.75%, 8/14/26	17,000	16,762
4.13%, 1/12/27	101,000	101,513
1.50%, 1/20/27	72,000	70,292
6.22%, 8/15/27	6,000	6,228
3.13%, 8/20/27	92,000	91,330
2.50%, 11/2/27	133,000	130,389
2.75%, 1/19/28	36,000	35,431
3.75%, 4/25/28(b)	172,000	172,880
1.25%, 6/9/28	31,000	29,311
3.13%, 9/26/28	15,000	14,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
4.38%, 3/6/29	$72,000	$73,787
1.88%, 1/24/30	41,000	38,283
0.75%, 10/8/30	21,000	18,312
1.50%, 3/4/31	41,000	36,743
3.13%, 4/27/32	21,000	20,186
4.00%, 1/12/33	41,000	41,347
3.88%, 6/14/33(b)	41,000	40,964
4.13%, 1/12/34(b)	100,000	101,249
Asian Infrastructure Investment Bank
0.50%, 1/27/26	87,000	86,535
4.88%, 9/14/26(b)	41,000	41,348
3.75%, 9/14/27	41,000	41,125
4.13%, 1/18/29	62,000	63,036
4.25%, 3/13/34	126,000	128,732
European Bank for Reconstruction & Development
4.38%, 3/9/28	62,000	63,114
4.13%, 1/25/29	63,000	64,051
4.25%, 3/13/34	403,000	411,067
European Investment Bank
2.13%, 4/13/26	200,000	198,786
0.63%, 10/21/27	21,000	19,887
3.25%, 11/15/27	82,000	81,556
3.88%, 3/15/28	103,000	103,808
4.50%, 10/16/28	82,000	84,185
4.00%, 2/15/29	103,000	104,428
1.75%, 3/15/29	62,000	58,573
1.63%, 10/9/29	21,000	19,537
0.88%, 5/17/30	21,000	18,650
3.63%, 7/15/30	82,000	81,977
0.75%, 9/23/30	31,000	27,097
1.25%, 2/14/31	82,000	72,658
1.63%, 5/13/31	31,000	27,863
3.75%, 2/14/33	103,000	102,392
4.13%, 2/13/34	82,000	83,079
4.88%, 2/15/36	21,000	22,422
Inter-American Development Bank
3.20%, 8/7/42(b)	412,000	342,602
International Bank for Reconstruction & Development
3.13%, 6/15/27	173,000	171,842
0.75%, 11/24/27	728,000	689,260
3.50%, 7/12/28	670,000	669,518
4.00%, 1/10/31	103,000	104,511
1.63%, 11/3/31	103,000	91,408
4.75%, 11/14/33	62,000	65,485
5.06%, 2/28/39	500,000	508,367
International Development Association
0.75%, 6/10/27(d)	41,000	39,259
International Finance Corp.
0.75%, 10/8/26	373,000	363,740
IsDB Trust Services No. 2 SARL
3.21%, 4/28/27(d)	708,000	702,626
Nordic Investment Bank
0.50%, 1/21/26	284,000	282,642
TOTAL SUPRANATIONAL BONDS
(Cost: $7,608,189)		7,724,270
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
United States — 3.0%
BANK
3.63%, 5/15/50, Series 2017-BNK4, Class A4	600,000	595,988
2.56%, 5/15/64, Series 2021-BNK33, Class A5	2,062,257	1,875,711
2.62%, 11/15/64, Series 2021-BNK37, Class A5*(a)	410,000	369,171
2.75%, 12/15/64, Series 2021-BNK38, Class AS	750,000	649,708
3.92%, 4/15/65, Series 2022-BNK41, Class A4*(a)	700,000	673,025
Bank of America Merrill Lynch Commercial Mortgage Trust
3.88%, 2/15/50, Series 2017-BNK3, Class B*(a)	994,000	971,314
Barclays Commercial Mortgage Trust
3.17%, 8/15/52, Series 2019-C4, Class AS	400,000	373,618
Benchmark Mortgage Trust
4.03%, 4/10/51, Series 2018-B3, Class A5	1,649,806	1,641,283
1.98%, 12/17/53, Series 2020-B21, Class A5	2,062,257	1,838,134
4.59%, 5/15/55, Series 2022-B35, Class A5*(a)	2,180,934	2,163,256
5.94%, 11/15/55, Series 2022-B37, Class A5*(a)	500,000	535,504
3.72%, 3/15/62, Series 2019-B10, Class A4	203,000	199,293
Cantor Commercial Real Estate Lending
3.12%, 11/15/52, Series 2019-CF2, Class AS	200,000	185,730
CD Mortgage Trust
3.63%, 2/10/50, Series 2017-CD3, Class A4	310,000	307,148
Citigroup Commercial Mortgage Trust
2.92%, 2/15/53, Series 2020-GC46, Class AS*(a)	119,000	106,860
COMM Mortgage Trust
3.26%, 8/15/57, Series 2019-GC44, Class AM	600,000	557,966
CSAIL Commercial Mortgage Trust
3.48%, 3/15/53, Series 2020-C19, Class B*(a)	425,000	361,953
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.21%, 2/25/26, Series K734, Class A2	208,533	207,779
2.67%, 3/25/26, Series K055, Class A2	186,915	185,962
3.30%, 10/25/26, Series K060, Class A2	610,000	605,990
3.19%, 7/25/27, Series K067, Class A2	750,000	742,136
3.24%, 8/25/27, Series K068, Class A2	140,000	138,606
1.47%, 9/25/27, Series K740, Class A2	500,000	480,186
3.19%, 9/25/27, Series K069, Class A2*(a)	53,510	52,900
3.29%, 11/25/27, Series K071, Class A2	500,000	494,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
3.35%, 1/25/28, Series K073, Class A2	$500,000	$495,323
3.93%, 6/25/28, Series K079, Class A2	804,000	806,032
3.90%, 8/25/28, Series K081, Class A2*(a)	200,000	200,438
4.74%, 8/25/28, Series K508, Class A2*(a)	500,000	510,449
4.80%, 9/25/28, Series K507, Class A2*(a)	500,000	511,371
4.85%, 9/25/28, Series K509, Class A2	500,000	512,125
4.86%, 10/25/28, Series K511, Class A2	500,000	513,024
5.40%, 1/25/29, Series K518, Class A2	265,000	276,225
3.42%, 2/25/29, Series K090, Class A2	1,000,000	988,554
3.51%, 3/25/29, Series K091, Class A2	1,000,000	990,875
1.38%, 7/25/30, Series K116, Class A2	1,000,000	895,011
1.50%, 10/25/30, Series K120, Class A2	1,000,000	893,632
2.11%, 1/25/31, Series K127, Class A2	1,000,000	915,553
4.41%, 6/25/31, Series KF115, Class AS, (4.412% fixed rate until 5/25/31; Secured Overnight Financing Rate 30 Day Average + 0.21% thereafter)*(a)	233,363	231,247
2.13%, 11/25/31, Series K136, Class A2	1,000,000	900,905
4.43%, 12/25/31, Series KF128, Class AS, (4.432% fixed rate until 12/25/31; Secured Overnight Financing Rate 30 Day Average + 0.23% thereafter)*(a)	137,499	136,340
2.25%, 1/25/32, Series K140, Class A2	1,000,000	903,406
2.59%, 1/25/32, Series K139, Class A2*(a)	1,200,000	1,106,168
2.25%, 2/25/32, Series K141, Class A2	1,000,000	903,557
3.42%, 4/25/32, Series K154, Class A2	1,000,000	984,355
2.92%, 6/25/32, Series K146, Class A2	1,000,000	934,173
3.00%, 6/25/32, Series K147, Class A2*(a)	1,500,000	1,407,264
3.50%, 7/25/32, Series K148, Class A2*(a)	1,000,000	965,477
3.53%, 8/25/32, Series K149, Class A2	500,000	483,149
4.35%, 1/25/33, Series K154, Class A2*(a)	310,000	313,497
4.90%, 10/25/33, Series K-161, Class A2*(a)	500,000	522,545
5.15%, 12/25/33, Series K-162, Class A2*(a)	500,000	530,576
1.94%, 2/25/35, Series K1515, Class A2	480,000	396,743
2.36%, 10/25/36, Series K1522, Class A2	250,000	205,347
Federal National Mortgage Association-Aces
3.87%, 9/25/30, Series 2018-M13, Class A2*(a)	496,342	493,113
FREMF Mortgage Trust
4.26%, 4/25/48, Series 2016-K54, Class B*(a)(e)	590,000	588,231
4.35%, 6/25/51, Series 2018-K76, Class B*(a)(e)	205,000	203,650
JPMDB Commercial Mortgage Securities Trust
2.88%, 6/15/49, Series 2016-C2, Class A3A	854,526	850,110
3.06%, 11/13/52, Series 2019-COR6, Class A4	721,790	661,167
Morgan Stanley Bank of America Merrill Lynch Trust
3.88%, 4/15/48, Series 2015-C22, Class B*(a)	200,000	197,522
Morgan Stanley Capital I Trust
3.28%, 11/15/49, Series 2016-BNK2, Class AS	1,000,000	960,353
2.73%, 5/15/54, Series 2021-L5, Class A4	2,062,257	1,886,939
UBS Commercial Mortgage Trust
4.12%, 3/15/51, Series 2018-C9, Class A4*(a)	412,451	410,308
Wells Fargo Commercial Mortgage Trust
3.43%, 3/15/59, Series 2016-C33, Class A4	213,408	212,906
4.44%, 9/15/61, Series 2018-C47, Class A4	100,000	100,666
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $41,013,429)		42,312,486
MUNICIPAL BONDS — 0.3%
United States — 0.3%
Metropolitan Transportation Authority
6.81%, 11/15/40, Series E	645,000	735,626
New Jersey Turnpike Authority
7.10%, 1/1/41, Series A	195,000	228,379
Port Authority of New York & New Jersey
4.93%, 10/1/51	965,000	922,989
State of California
7.55%, 4/1/39	275,000	339,008
State of Connecticut
5.85%, 3/15/32, Series A	1,330,000	1,434,915
TOTAL MUNICIPAL BONDS
(Cost: $3,713,954)		3,660,917
ASSET-BACKED SECURITIES — 2.1%
United States — 2.1%
American Express Credit Account Master Trust
5.23%, 4/15/29, Series 2024-1, Class A	2,000,000	2,037,149
AmeriCredit Automobile Receivables Trust
4.81%, 4/18/28, Series 2022-2, Class B	266,216	266,407
Carmax Auto Owner Trust
4.69%, 2/15/28, Series 2022-3, Class B	171,000	171,532
CarMax Auto Owner Trust
5.50%, 1/16/29, Series 2024-2, Class A3	1,250,000	1,264,629
Chase Issuance Trust
5.16%, 9/15/28, Series 2023-A1, Class A	960,000	969,352
5.08%, 9/15/30, Series 2023-A2, Class A	225,000	232,858
CNH Equipment Trust
5.25%, 11/15/29, Series 2022-C, Class A4	3,950,000	4,010,957
Exeter Automobile Receivables Trust
1.55%, 6/15/27, Series 2021-3A, Class D	564,303	559,708
4.38%, 6/15/28, Series 2025-5A, Class A2	1,100,000	1,100,246
5.57%, 9/15/28, Series 2024-3A, Class B	750,000	753,064
5.70%, 7/16/29, Series 2024-3A, Class C	750,000	759,489
First Investors Auto Owner Trust
4.31%, 12/15/28, Series 2025-1A, Class A2(e)	1,400,000	1,400,802
Ford Credit Auto Owner Trust
4.40%, 8/15/30, Series 2024-C, Class B	1,800,000	1,812,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

Investments	Principal Amount	Value
3.88%, 11/15/34, Series 2022-1, Class A(e)	$600,000	$599,017
Ford Credit Floorplan Master Owner Trust A
4.06%, 11/15/30, Series 2018-4, Class A	2,250,000	2,255,820
Gm Financial Automobile Leasing Trust
4.58%, 5/22/28, Series 2025-2, Class A3	875,000	881,064
GM Financial Consumer Automobile Receivables Trust
3.25%, 4/17/28, Series 2022-2, Class A4	579,000	577,373
GM Financial Revolving Receivables Trust
1.17%, 6/12/34, Series 2021-1, Class A(e)	630,000	616,006
Honda Auto Receivables Owner Trust
5.21%, 7/18/30, Series 2024-2, Class A4	650,000	664,284
Hyundai Auto Receivables Trust
4.74%, 9/16/30, Series 2024-B, Class A4	650,000	660,712
Mercedes-Benz Auto Receivables Trust
5.25%, 2/15/29, Series 2022-1, Class A4	570,000	575,853
Nissan Auto Lease Trust
4.92%, 11/15/27, Series 2024-B, Class A3	1,100,000	1,110,704
Nissan Auto Receivables Owner Trust
4.45%, 11/15/29, Series 2022-B, Class A4	309,000	310,252
Santander Drive Auto Receivables Trust
5.63%, 11/15/28, Series 2024-2, Class A3	432,653	434,284
4.49%, 8/15/29, Series 2022-3, Class C	228,471	228,796
6.40%, 3/17/31, Series 2023-6, Class C	500,000	517,737
Synchrony Card Funding LLC
5.54%, 7/15/29, Series 2023-A1, Class A	585,000	590,353
4.49%, 5/15/31, Series 2025-A2, Class A	2,125,000	2,153,029
Verizon Master Trust
5.34%, 4/22/30, Series 2024-3, Class A1A	365,000	372,041
World Omni Auto Receivables Trust
4.86%, 11/15/30, Series 2025-A, Class A4	1,150,000	1,173,115
TOTAL ASSET-BACKED SECURITIES
(Cost: $28,661,699)		29,058,988
	Shares
COMMON STOCKS — 0.0%
United States — 0.0%
Curo Group Holdings LLC^†
(Cost: $155,183)	3,297	0
WARRANTS — 0.0%
United States — 0.0%
Curo Group Holdings LLC, expiring 8/1/28, 0.00%^†	5,761	0
RRD Parent, Inc., expiring 1/1/35^†	11	74,250
TOTAL WARRANTS
(Cost: $0)		74,250
MUTUAL FUND — 6.9%
United States — 6.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.86%(h)
(Cost: $96,446,816)	96,446,816	96,446,816
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.0%
United States — 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.95%(h)	7,045,136	$7,045,136
WisdomTree Treasury Money Market Digital Fund, 3.95%(h)(i)	7,400,000	7,400,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $14,445,136)		14,445,136
TOTAL INVESTMENTS IN SECURITIES — 100.7% (Cost: $1,392,835,155)		1,410,545,077
Other Liabilities less Assets — (0.7)%		(9,801,126)
NET ASSETS — 100.0%		$1,400,743,951

†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $74,250, which represents 0.0% of net assets.
*	Variable coupon rate based on weighted average interest rate of underlying mortgage.

^	Non-income producing security.

(a)	Rate shown reflects the accrual rate as of November 30, 2025 on securities with variable or step rates.
(b)	Security, or portion thereof, was on loan at November 30, 2025. At November 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $43,237,155 and the total market value of the collateral held by the Fund was $44,663,123. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $30,217,987.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2025.
(d)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(e)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f)	The security has a perpetual maturity; the date displayed is the next call date.
(g)	Security is in default on interest payments.
(h)	Rate shown represents annualized 7-day yield as of November 30, 2025.
(i)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

ABBREVIATIONS:
PIK	Payment In Kind

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2025 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2025	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$7,900,000	$33,900,000	$34,400,000	$—	$—	$7,400,000	$62,388

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond	237	3/20/26	$(27,832,688)	$(213,523)
Long Exposure
10 Year U.S. Treasury Note	455	3/20/26	$51,571,406	$233,675
U.S. Treasury Ultra Long Term Bond	458	3/20/26	55,389,375	493,207
Ultra 10 Year U.S. Treasury Note	177	3/20/26	20,567,953	137,916
2 Year U.S. Treasury Note	262	3/31/26	54,721,157	18,060
5 Year U.S. Treasury Note	766	3/31/26	$84,080,469	$226,037
			$266,330,360	$1,108,895
Total - Net			$238,497,672	$895,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
U.S. Government Agencies	$–	$246,856,169	$–		$246,856,169
U.S. Government Obligations	–	317,759,675	–		317,759,675
Corporate Bonds	–	576,676,932	–		576,676,932
Foreign Government Agencies	–	13,196,384	–		13,196,384
Foreign Government Obligations	–	62,333,054	–		62,333,054
Supranational Bonds	–	7,724,270	–		7,724,270
Commercial Mortgage-Backed Securities	–	42,312,486	–		42,312,486
Municipal Bonds	–	3,660,917	–		3,660,917
Asset-Backed Securities	–	29,058,988	–		29,058,988
Common Stocks	–	–	0	*	0
Warrants	–	–	74,250	*	74,250
Mutual Fund	–	96,446,816	–		96,446,816
Investment of Cash Collateral for Securities Loaned	–	14,445,136	–		14,445,136
Total Investments in Securities	$–	$1,410,470,827	$74,250		$1,410,545,077
Financial Derivative Instruments
Futures Contracts[1]	$1,108,895	$–	$–		$1,108,895
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(213,523)	$–	$–		$(213,523)
Total - Net	$895,372	$1,410,470,827	$74,250		$1,411,440,449

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — 15.5%
Federal Farm Credit Bank — 0.5%
4.25%, 7/17/28	$1,000,000	$1,017,163
4.13%, 8/1/29	2,000,000	2,038,556
1.95%, 8/13/40	1,300,000	905,916
Total Federal Farm Credit Bank		3,961,635
Federal Home Loan Bank — 1.0%
4.00%, 6/30/28	1,150,000	1,164,558
5.63%, 3/14/36	1,135,000	1,264,684
5.50%, 7/15/36	5,565,000	6,165,720
Total Federal Home Loan Bank		8,594,962
Federal Home Loan Mortgage Corp. — 3.3%
6.75%, 9/15/29	406,000	451,763
3.00%, 5/1/30	84,029	83,159
4.00%, 10/8/30	1,500,000	1,493,353
4.00%, 11/1/33	43	43
2.00%, 10/1/35	75,808	70,790
6.50%, 3/1/36	59,793	61,970
2.00%, 2/1/37	209,217	193,766
5.00%, 6/1/37	788	811
3.50%, 7/1/38	18,010	17,557
4.67%, 11/15/38, Series 1(a)	3,727,000	2,077,253
4.93%, 11/15/38(a)(b)	2,820,000	1,613,498
5.50%, 2/1/40	3,454	3,617
5.00%, 3/1/41	78,989	81,296
5.50%, 6/1/41	1,555	1,627
5.00%, 7/1/41	2,928	3,016
3.50%, 1/1/44	349,714	334,573
3.50%, 8/1/45	244,328	233,171
4.00%, 9/1/45	33,767	32,928
4.00%, 10/1/45	36,882	36,008
4.00%, 12/1/45	65,973	64,334
3.00%, 6/1/46	32,173	29,325
3.00%, 9/1/46	98,492	91,235
3.00%, 10/1/46	40,485	37,269
3.50%, 11/1/46	7,613	7,191
4.00%, 1/1/47	63,826	62,079
3.50%, 4/1/47	88,846	83,591
4.00%, 5/1/47	37,341	36,217
3.50%, 9/1/47	87,818	82,722
4.00%, 10/1/47	72,807	70,530
4.50%, 10/1/47	24,344	24,302
3.50%, 11/1/47	117,208	110,275
4.00%, 9/1/48	37,033	35,848
5.00%, 3/1/49	8,628	8,781
4.50%, 5/1/49	43,049	42,810
4.00%, 6/1/49	21,402	20,732
4.00%, 7/1/49	356,512	346,545
4.50%, 7/1/49	21,656	21,536
3.50%, 8/1/49	231,071	216,949
5.00%, 10/1/49	190,271	193,387
5.50%, 10/1/49	190,534	197,355
3.00%, 5/1/50	14,631	13,169
3.00%, 5/1/50	30,363	27,424
2.50%, 6/1/50	291,774	252,936
2.50%, 7/1/50	96,581	84,019
2.00%, 9/1/50	1,451,159	1,195,584
2.50%, 10/1/50	183,102	159,585
2.00%, 1/1/51	116,287	95,685
2.50%, 1/1/51	875,887	747,290
1.50%, 2/1/51	322,900	252,976
1.50%, 4/1/51	400,906	311,922
2.00%, 4/1/51	836,715	688,101
2.50%, 4/1/51	39,628	33,777
2.00%, 5/1/51	126,719	104,123
2.50%, 9/1/51	151,832	131,306
2.50%, 9/1/51	728,158	624,404
1.50%, 10/1/51	108,206	84,164
3.50%, 10/1/51	78,571	73,011
2.00%, 11/1/51	120,792	99,014
2.00%, 12/1/51	359,026	294,171
2.50%, 12/1/51	87,075	74,268
2.00%, 1/1/52	91,093	74,606
2.00%, 1/1/52	1,681,163	1,382,434
2.50%, 1/1/52	262,361	225,558
3.50%, 1/1/52	53,972	50,141
2.00%, 2/1/52	89,629	74,237
2.50%, 2/1/52	290,714	250,824
2.00%, 3/1/52	385,809	319,686
2.00%, 3/1/52	1,121,309	920,887
2.50%, 4/1/52	66,329	57,081
2.50%, 4/1/52	617,403	531,782
2.00%, 5/1/52	263,772	218,793
2.00%, 6/1/52	176,831	145,286
3.00%, 6/1/52	279,102	251,041
3.50%, 6/1/52	74,617	69,218
4.50%, 7/1/52	38,978	38,362
4.00%, 8/1/52	20,318	19,455
4.50%, 8/1/52	39,538	38,907
4.50%, 8/1/52	232,736	229,019
4.00%, 9/1/52	61,419	58,801
4.50%, 9/1/52	64,656	63,613
4.50%, 9/1/52	160,883	158,264
4.50%, 9/1/52	201,321	198,366
5.00%, 9/1/52	19,399	19,549
5.00%, 9/1/52	43,157	43,673
4.50%, 10/1/52	20,589	20,239
4.50%, 10/1/52	175,985	173,832
5.00%, 10/1/52	123,934	124,459
5.00%, 11/1/52	119,006	119,660
3.50%, 12/1/52	38,457	35,671
4.50%, 12/1/52	142,195	139,859
5.00%, 12/1/52	20,568	20,655
4.00%, 1/1/53	21,091	20,182
4.50%, 1/1/53	58,848	57,890
4.50%, 1/1/53	82,450	81,108
5.00%, 2/1/53	154,615	155,106
5.50%, 3/1/53	46,763	47,539
5.00%, 4/1/53	246,640	247,293
5.00%, 5/1/53	42,270	42,396
5.00%, 6/1/53	81,815	81,993
5.50%, 6/1/53	19,534	19,839
5.50%, 8/1/53	19,942	20,248

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
5.00%, 9/1/53	$260,101	$260,525
5.50%, 9/1/53	283,954	288,274
6.00%, 9/1/53	199,144	204,200
6.50%, 9/1/53	62,823	64,976
6.00%, 10/1/53	107,275	109,991
6.50%, 10/1/53	29,770	30,790
4.50%, 11/1/53	970,458	953,714
5.50%, 11/1/53	576,164	584,854
6.00%, 11/1/53	42,973	45,143
6.00%, 11/1/53	339,095	347,654
6.50%, 11/1/53	140,690	145,512
6.00%, 12/1/53	33,934	34,788
6.50%, 12/1/53	107,041	110,709
6.50%, 1/1/54	184,477	190,800
6.00%, 7/1/54	42,104	43,250
6.00%, 8/1/54	323,869	331,368
6.50%, 8/1/54	19,650	20,582
6.00%, 9/1/54	669,355	684,854
5.00%, 11/1/54	48,507	48,791
5.50%, 12/1/54	445,256	451,129
5.50%, 3/1/55	676,057	691,418
6.00%, 7/1/55	891,723	913,124
6.50%, 7/1/55	239,373	248,085
Total Federal Home Loan Mortgage Corp.		27,572,224
Federal National Mortgage Association — 5.4%
0.88%, 8/5/30(b)	1,000,000	884,303
2.50%, 11/1/30	94,228	91,932
2.50%, 1/1/32	264,143	257,385
3.00%, 5/1/32	82,285	80,375
6.00%, 12/1/32	72,695	74,311
2.50%, 1/1/33	94,128	91,889
5.50%, 10/1/35	14,696	15,327
2.00%, 12/1/36	24,915	23,082
5.50%, 4/1/37	66,673	69,011
5.63%, 7/15/37	4,358,000	4,881,827
5.50%, 1/1/38	15,471	15,846
5.00%, 5/1/38	5,032	5,177
5.50%, 6/1/38	41,060	42,916
6.21%, 8/6/38	1,170,000	1,379,878
5.50%, 11/1/38	1,017	1,063
5.00%, 9/1/39	87,283	89,744
6.00%, 7/1/41	158,513	167,636
4.00%, 10/1/41	344,868	340,104
4.00%, 11/1/41	35,355	34,855
4.50%, 1/1/42	71,052	71,625
6.00%, 1/1/42	121,683	128,667
4.00%, 9/1/42	126,079	124,259
2.50%, 2/1/43	112,968	101,870
3.50%, 7/1/43	215,670	207,816
3.00%, 8/1/43	125,547	116,159
3.00%, 8/1/43	127,832	118,555
3.00%, 9/1/43	217,500	201,235
4.50%, 9/1/43	10,386	10,469
3.50%, 10/1/43	82,801	79,275
4.50%, 5/1/44	15,075	15,135
4.00%, 6/1/44	24,096	23,649
4.00%, 7/1/44	5,417	5,284
4.50%, 2/1/45	25,945	26,048
3.50%, 6/1/45	2,142	2,023
4.00%, 6/1/45	148,788	145,143
4.00%, 9/1/45	27,408	26,727
3.00%, 12/1/45	31,627	28,990
4.00%, 1/1/46	55,560	54,305
3.50%, 2/1/46	22,136	21,100
3.00%, 6/1/46	26,627	24,242
4.00%, 7/1/46	25,343	24,619
2.50%, 9/1/46	12,839	11,278
2.50%, 10/1/46	16,597	14,580
3.00%, 10/1/46	46,019	42,230
3.00%, 10/1/46	109,743	99,910
3.00%, 11/1/46	59,349	54,463
2.50%, 12/1/46	29,157	25,613
3.00%, 12/1/46	78,751	71,697
3.50%, 12/1/46	307,690	290,320
2.50%, 1/1/47	37,339	32,801
3.50%, 1/1/47	78,901	74,446
5.50%, 1/1/47	133,041	138,765
3.00%, 5/1/47	389,520	359,935
4.50%, 5/1/47	171,816	172,501
4.00%, 6/1/47	42,100	41,054
3.50%, 7/1/47	251,395	240,403
3.50%, 7/1/47	406,074	388,049
4.00%, 7/1/47	41,669	40,642
5.00%, 7/1/47	87,651	90,174
4.00%, 10/1/47	324,695	314,542
3.50%, 1/1/48	110,491	103,956
4.50%, 1/1/48	44,332	44,202
3.50%, 2/1/48	338,942	318,894
5.00%, 5/1/48	30,035	30,560
3.00%, 8/1/48	275,495	254,518
4.00%, 9/1/48	94,800	92,159
5.00%, 10/1/48	277,377	285,176
3.00%, 11/1/48	719,498	659,510
3.50%, 11/1/48	89,501	84,207
5.00%, 3/1/49	6,183	6,284
4.00%, 4/1/49	8,813	8,507
4.00%, 5/1/49	5,874	5,670
4.50%, 5/1/49	88,751	88,260
3.50%, 6/1/49	143,731	135,229
3.50%, 7/1/49	46,471	43,471
3.00%, 10/1/49	274,327	247,351
3.00%, 3/1/50	114,601	103,994
4.00%, 3/1/50	243,643	235,576
5.00%, 3/1/50	64,089	65,206
4.50%, 4/1/50	366,675	365,027
2.50%, 5/1/50	1,027,556	895,545
3.50%, 5/1/50	300,901	283,450
2.00%, 7/1/50	671,775	559,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
3.00%, 8/1/50	$311,678	$280,233
2.00%, 9/1/50	1,808,699	1,490,786
2.50%, 9/1/50	158,909	136,851
2.00%, 10/1/50	1,568,096	1,305,037
1.50%, 11/1/50	204,392	159,085
2.00%, 11/1/50	112,057	93,679
3.00%, 11/1/50	245,343	223,197
1.50%, 12/1/50	230,056	179,127
1.50%, 12/1/50	809,563	630,077
2.00%, 12/1/50	276,126	227,302
2.00%, 1/1/51	69,821	57,427
2.50%, 2/1/51	481,110	418,546
2.00%, 3/1/51	1,002,893	825,037
2.50%, 5/1/51	290,214	247,474
2.50%, 6/1/51	67,808	58,210
2.50%, 6/1/51	84,862	73,582
2.00%, 7/1/51	194,397	160,160
2.50%, 8/1/51	357,106	308,939
2.50%, 9/1/51	150,039	128,667
1.50%, 10/1/51	85,441	66,457
2.00%, 10/1/51	260,944	216,040
2.00%, 10/1/51	1,988,991	1,631,398
2.50%, 10/1/51	392,098	339,680
2.50%, 10/1/51	528,978	453,441
2.50%, 10/1/51	795,090	677,796
2.50%, 11/1/51	198,488	172,279
2.00%, 12/1/51	72,625	59,644
2.50%, 12/1/51	233,508	201,612
3.00%, 12/1/51	145,139	130,873
2.00%, 1/1/52	74,457	61,657
2.00%, 1/1/52	393,212	323,603
2.50%, 1/1/52	105,289	90,768
2.50%, 1/1/52	178,939	154,656
2.50%, 1/1/52	209,339	180,780
3.00%, 1/1/52	38,532	34,249
3.00%, 1/1/52	205,722	182,858
2.00%, 2/1/52	49,871	40,845
2.00%, 2/1/52	101,228	82,937
2.00%, 2/1/52	146,967	120,801
2.00%, 2/1/52	292,434	239,609
2.00%, 2/1/52	368,741	302,002
2.50%, 2/1/52	76,020	65,831
2.50%, 2/1/52	136,108	117,497
3.00%, 2/1/52	19,955	17,926
3.00%, 2/1/52	725,594	652,782
3.00%, 2/1/52	1,536,436	1,385,419
2.00%, 3/1/52	328,245	268,792
2.50%, 3/1/52	142,882	122,706
2.50%, 3/1/52	211,106	181,028
2.50%, 3/1/52	275,468	235,830
2.50%, 3/1/52	376,973	323,376
2.50%, 3/1/52	511,655	441,926
3.00%, 3/1/52	124,044	111,455
1.50%, 4/1/52	74,502	57,954
3.50%, 4/1/52	22,271	20,834
3.50%, 4/1/52	97,261	90,981
2.00%, 5/1/52	318,419	260,899
2.50%, 5/1/52	243,142	210,766
3.00%, 5/1/52	24,296	21,875
3.00%, 5/1/52	336,436	302,650
3.50%, 5/1/52	37,032	34,386
3.50%, 5/1/52	37,537	34,885
4.00%, 5/1/52	468,460	448,694
3.50%, 6/1/52	20,504	19,099
3.50%, 6/1/52	148,070	137,346
4.50%, 7/1/52	80,365	79,201
3.50%, 8/1/52	209,891	195,116
4.00%, 8/1/52	197,227	189,572
4.50%, 8/1/52	58,252	57,322
2.50%, 9/1/52	61,278	52,442
4.00%, 9/1/52	76,931	73,764
5.00%, 9/1/52	156,442	157,138
4.00%, 10/1/52	31,508	30,330
4.50%, 10/1/52	20,415	20,083
5.00%, 10/1/52	147,539	147,931
4.00%, 11/1/52	857,466	820,654
4.00%, 1/1/53	86,088	82,379
5.50%, 1/1/53	91,818	93,514
4.00%, 2/1/53	20,787	19,908
5.00%, 2/1/53	37,865	38,352
5.50%, 2/1/53	64,523	65,714
5.50%, 2/1/53	73,524	75,416
4.00%, 3/1/53	22,511	21,538
4.00%, 3/1/53	43,153	41,281
5.00%, 4/1/53	20,166	20,213
6.00%, 4/1/53	50,659	51,928
5.50%, 5/1/53	27,655	28,414
4.50%, 6/1/53	100,096	99,203
5.00%, 6/1/53	131,567	131,961
5.50%, 7/1/53	21,703	22,313
5.50%, 7/1/53	81,727	83,044
6.00%, 7/1/53	317,301	325,309
5.00%, 8/1/53	20,977	21,001
5.50%, 8/1/53	59,063	59,969
6.00%, 8/1/53	52,891	54,238
5.50%, 9/1/53	20,629	21,120
5.00%, 10/1/53	116,751	116,917
5.50%, 10/1/53	19,828	20,134
5.50%, 11/1/53	391,115	397,014
6.50%, 11/1/53	28,540	29,518
4.00%, 12/1/53	63,657	61,420
2.50%, 1/1/54	1,463,241	1,254,292
4.50%, 1/1/54	45,375	44,777
6.50%, 1/1/54	72,644	75,993
6.00%, 2/1/54	19,800	20,470
5.50%, 3/1/54	63,719	64,735
6.00%, 5/1/54	20,699	21,418
5.00%, 6/1/54	88,675	88,839
6.00%, 6/1/54	19,123	19,617
6.00%, 6/1/54	21,356	22,177
7.00%, 6/1/54	12,497	13,102
6.50%, 9/1/54	358,140	370,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
6.00%, 2/1/55	$282,285	$293,133
6.50%, 2/1/55	841,959	870,352
5.50%, 4/1/55	971,455	995,823
6.00%, 5/1/55	489,589	509,289
Total Federal National Mortgage Association		44,325,645
Government National Mortgage Association — 0.2%
3.50%, 3/20/46	12,126	11,395
2.00%, 11/20/55(c)	1,825,000	1,521,920
Total Government National Mortgage Association		1,533,315
Tennessee Valley Authority — 4.8%
5.88%, 4/1/36	7,060,000	8,011,114
6.15%, 1/15/38	238,000	281,122
5.50%, 6/15/38	1,300,000	1,439,488
5.25%, 9/15/39	9,598,000	10,354,355
3.50%, 12/15/42	2,099,000	1,788,139
4.88%, 1/15/48	2,824,000	2,774,494
4.25%, 9/15/52	2,850,000	2,479,221
5.25%, 2/1/55(b)	7,050,000	7,166,132
5.38%, 4/1/56(b)	1,347,000	1,397,223
4.63%, 9/15/60	2,490,000	2,270,549
4.25%, 9/15/65(b)	2,205,000	1,858,876
Total Tennessee Valley Authority		39,820,713
Uniform Mortgage-Backed Securities — 0.3%
5.00%, 12/1/55(c)	675,000	673,911
5.50%, 12/1/55(c)	750,000	759,697
6.00%, 12/1/55(c)	725,000	742,480
7.00%, 12/1/55(c)	475,000	498,470
Total Uniform Mortgage-Backed Securities		2,674,558
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $132,558,906)		128,483,052
U.S. GOVERNMENT OBLIGATIONS — 25.0%
U.S. Treasury Bonds — 4.5%
6.38%, 8/15/27	385,000	403,257
4.50%, 8/15/39	510,000	519,164
4.38%, 5/15/40	165,000	164,729
1.13%, 8/15/40	600,000	384,422
3.88%, 8/15/40	353,000	332,289
4.25%, 11/15/40	285,000	279,434
1.88%, 2/15/41	485,000	345,790
4.75%, 2/15/41	75,000	77,625
2.25%, 5/15/41	850,000	638,230
4.38%, 5/15/41	320,000	317,200
1.75%, 8/15/41	1,165,000	802,030
3.75%, 8/15/41	194,000	178,071
2.00%, 11/15/41	600,000	427,406
3.13%, 11/15/41	625,000	526,758
2.38%, 2/15/42	700,000	525,656
3.13%, 2/15/42	265,000	222,414
3.00%, 5/15/42	360,000	295,650
3.25%, 5/15/42	615,000	523,134
3.38%, 8/15/42	950,000	819,227
3.88%, 2/15/43	400,000	367,375
2.88%, 5/15/43	650,000	515,125
3.88%, 5/15/43	550,000	503,980
4.75%, 11/15/43	2,000,000	2,041,406
3.63%, 2/15/44	490,000	429,860
4.50%, 2/15/44	500,000	494,375
3.38%, 5/15/44	250,000	210,957
4.63%, 5/15/44	1,250,000	1,254,102
4.13%, 8/15/44	2,140,000	2,007,755
2.50%, 2/15/45	500,000	362,695
4.75%, 2/15/45	900,000	915,047
5.00%, 5/15/45	250,000	262,344
2.88%, 8/15/45	650,000	499,738
2.25%, 8/15/46	275,000	185,818
3.00%, 2/15/47	400,000	309,094
3.00%, 2/15/48	500,000	382,227
3.13%, 5/15/48	295,000	230,192
3.00%, 8/15/48	745,000	566,666
3.38%, 11/15/48	765,000	621,383
3.00%, 2/15/49	760,000	575,522
2.88%, 5/15/49	530,000	391,082
2.25%, 8/15/49	690,000	445,751
2.38%, 11/15/49	350,000	231,684
2.00%, 2/15/50	855,000	517,542
1.25%, 5/15/50	304,000	150,955
1.38%, 8/15/50	87,000	44,343
1.88%, 2/15/51	1,000,000	578,359
2.38%, 5/15/51	850,000	553,629
2.00%, 8/15/51	893,000	529,730
1.88%, 11/15/51	683,000	391,071
2.25%, 2/15/52	1,575,000	988,435
3.00%, 8/15/52	768,900	568,686
3.63%, 2/15/53	600,000	501,141
3.63%, 5/15/53	900,000	750,867
4.13%, 8/15/53	725,000	661,789
4.75%, 11/15/53	730,000	737,642
4.25%, 2/15/54	850,000	792,559
4.63%, 5/15/54	1,500,000	1,488,750
4.25%, 8/15/54	580,000	540,759
4.50%, 11/15/54	750,000	729,258
4.63%, 2/15/55	900,000	893,461
4.75%, 5/15/55	2,000,000	2,026,406
4.75%, 8/15/55	1,900,000	1,925,828
Total U.S. Treasury Bonds		36,957,874
U.S. Treasury Notes — 20.5%
1.75%, 12/31/26	1,000	980
1.50%, 1/31/27	425,000	414,865
4.13%, 2/15/27	608,000	611,848
1.13%, 2/28/27	1,100,000	1,067,365
1.88%, 2/28/27	1,190,000	1,165,503
4.25%, 3/15/27	2,000,000	2,016,758
0.63%, 3/31/27(b)	1,640,000	1,578,020
2.50%, 3/31/27	1,230,000	1,212,991
3.88%, 3/31/27	1,005,000	1,008,808
4.50%, 4/15/27	2,000,000	2,024,766
0.50%, 4/30/27	1,300,000	1,245,740
2.75%, 4/30/27	2,660,000	2,630,543
3.75%, 4/30/27	4,000,000	4,010,000
2.38%, 5/15/27	2,240,000	2,203,075
4.50%, 5/15/27	360,000	364,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
0.50%, 5/31/27	$1,135,000	$1,085,056
2.63%, 5/31/27	2,315,000	2,284,163
3.88%, 5/31/27	3,000,000	3,014,004
0.50%, 6/30/27	1,615,000	1,540,432
3.25%, 6/30/27	1,295,000	1,289,385
3.75%, 6/30/27	4,000,000	4,012,812
4.38%, 7/15/27	3,000,000	3,039,434
0.38%, 7/31/27	1,245,000	1,182,045
2.75%, 7/31/27	2,500,000	2,468,457
3.88%, 7/31/27	3,500,000	3,518,936
2.25%, 8/15/27	2,595,000	2,540,566
3.75%, 8/15/27	2,000,000	2,007,344
0.50%, 8/31/27	1,666,700	1,582,095
3.13%, 8/31/27	2,000,000	1,986,445
3.38%, 9/15/27	750,000	748,154
3.50%, 9/30/27	3,000,000	2,999,180
3.88%, 10/15/27	1,000,000	1,006,504
0.50%, 10/31/27	4,000,000	3,779,062
4.13%, 10/31/27	1,000,000	1,011,406
4.13%, 11/15/27	3,000,000	3,034,805
0.63%, 11/30/27	1,782,400	1,684,368
3.88%, 11/30/27	1,000,000	1,007,207
0.63%, 12/31/27	1,250,000	1,178,613
3.88%, 12/31/27	1,295,000	1,304,864
0.75%, 1/31/28	1,440,000	1,358,494
3.50%, 1/31/28	885,000	885,138
1.13%, 2/29/28	711,600	675,631
4.00%, 2/29/28	340,000	343,732
3.88%, 3/15/28	1,000,000	1,008,711
1.25%, 3/31/28	3,120,000	2,965,584
3.63%, 3/31/28	490,000	491,589
1.25%, 4/30/28	1,685,000	1,598,512
3.50%, 4/30/28	760,000	760,267
2.88%, 5/15/28	590,000	581,565
1.25%, 5/31/28	1,625,000	1,538,799
3.88%, 6/15/28	2,200,000	2,221,227
1.25%, 6/30/28	2,000,000	1,890,469
1.00%, 7/31/28	1,600,000	1,499,500
2.88%, 8/15/28	1,450,000	1,427,344
1.13%, 8/31/28	540,000	506,841
4.38%, 8/31/28	1,100,000	1,125,266
1.25%, 9/30/28	1,095,000	1,029,514
1.38%, 10/31/28	1,500,000	1,412,695
3.13%, 11/15/28	1,800,000	1,781,648
1.50%, 11/30/28	2,145,000	2,024,344
4.38%, 11/30/28	1,605,000	1,644,874
3.75%, 12/31/28	1,247,000	1,256,401
4.00%, 1/31/29	2,710,000	2,749,486
2.63%, 2/15/29	1,000,000	973,398
2.38%, 3/31/29	2,165,000	2,087,872
4.13%, 3/31/29	360,000	366,863
2.88%, 4/30/29	1,500,000	1,469,121
4.63%, 4/30/29	2,750,000	2,847,324
2.38%, 5/15/29	2,000,000	1,926,250
2.75%, 5/31/29	2,000,000	1,949,688
4.50%, 5/31/29	610,000	629,515
3.25%, 6/30/29	1,565,000	1,550,267
4.25%, 6/30/29	1,650,000	1,689,961
4.00%, 7/31/29	2,000,000	2,031,641
1.63%, 8/15/29	155,000	144,992
3.13%, 8/31/29	1,970,000	1,941,450
3.63%, 8/31/29(b)	3,500,000	3,510,117
3.88%, 9/30/29	2,000,000	2,023,359
4.13%, 10/31/29	1,310,000	1,337,275
1.75%, 11/15/29	1,000,000	935,547
4.13%, 11/30/29	1,010,000	1,031,344
3.88%, 12/31/29	1,000,000	1,011,992
4.38%, 12/31/29	1,500,000	1,546,230
3.50%, 1/31/30	850,000	847,975
4.25%, 1/31/30	1,500,000	1,539,551
1.50%, 2/15/30	500,000	460,254
4.00%, 2/28/30	2,230,000	2,267,805
3.63%, 3/31/30	1,500,000	1,503,164
4.00%, 3/31/30	1,005,000	1,022,156
3.88%, 4/30/30	2,750,000	2,783,945
0.63%, 5/15/30	2,600,000	2,286,375
3.75%, 6/30/30	1,500,000	1,510,488
3.88%, 6/30/30	2,800,000	2,834,125
0.63%, 8/15/30	3,000,000	2,617,617
3.63%, 8/31/30	2,000,000	2,002,656
3.63%, 9/30/30	2,750,000	2,753,438
3.63%, 10/31/30	6,000,000	6,006,797
0.88%, 11/15/30	1,565,000	1,373,104
1.13%, 2/15/31	1,195,000	1,056,688
1.38%, 11/15/31	250,000	219,131
2.88%, 5/15/32	250,000	237,617
4.13%, 5/31/32	485,000	495,590
4.25%, 5/15/35	1,200,000	1,225,406
4.25%, 8/15/35	400,000	408,031
Total U.S. Treasury Notes		170,095,158
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $206,487,092)		207,053,032
CORPORATE BONDS — 44.7%
Australia — 0.3%
BHP Billiton Finance USA Ltd.
5.30%, 2/21/35	500,000	520,991
4.13%, 2/24/42	98,000	85,985
5.50%, 9/8/53	150,000	152,459
Rio Tinto Finance USA Ltd.
2.75%, 11/2/51	100,000	63,167
Rio Tinto Finance USA PLC
5.00%, 3/14/32	500,000	517,358
4.13%, 8/21/42	310,000	270,428
Westpac Banking Corp.
6.82%, 11/17/33	250,000	281,668
3.13%, 11/18/41	198,000	151,957
Woodside Finance Ltd.
5.10%, 9/12/34	500,000	498,281
Total Australia		2,542,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Belgium — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/1/46	$472,000	$444,692
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 6/15/34(b)	750,000	780,736
4.95%, 1/15/42	500,000	485,957
5.55%, 1/23/49	200,000	203,659
5.80%, 1/23/59	250,000	261,247
Total Belgium		2,176,291
Brazil — 0.1%
Suzano Austria GmbH
5.00%, 1/15/30	332,000	333,451
Vale Overseas Ltd.
3.75%, 7/8/30	198,000	191,128
6.88%, 11/21/36	150,000	170,155
6.40%, 6/28/54	250,000	257,607
Vale SA
5.63%, 9/11/42	184,000	186,625
Total Brazil		1,138,966
Canada — 1.3%
Bank of Montreal
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(d)	138,000	136,088
Bank of Nova Scotia
4.59%, 5/4/37, (4.588% fixed rate until 5/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(d)	160,000	156,340
Barrick Gold Corp.
5.25%, 4/1/42	210,000	208,690
Barrick North America Finance LLC
5.75%, 5/1/43	93,000	96,177
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	25,000	26,753
Bell Canada
5.10%, 5/11/33(b)	250,000	255,249
4.46%, 4/1/48	350,000	292,859
Brookfield Finance, Inc.
5.97%, 3/4/54(b)	300,000	306,265
Canadian National Railway Co.
4.38%, 9/18/34	250,000	247,232
4.45%, 1/20/49	150,000	131,433
Canadian Natural Resources Ltd.
4.95%, 6/1/47	272,000	241,941
Canadian Pacific Railway Co.
7.13%, 10/15/31	231,000	263,787
4.80%, 9/15/35	349,000	349,120
4.30%, 5/15/43	125,000	109,826
3.50%, 5/1/50	63,000	46,239
4.20%, 11/15/69	215,000	164,961
6.13%, 9/15/15	150,000	153,936
Cenovus Energy, Inc.
5.25%, 6/15/37	121,000	118,534
3.75%, 2/15/52(b)	109,000	77,574
CI Financial Corp.
3.20%, 12/17/30	418,000	377,430
4.10%, 6/15/51	286,000	202,785
Emera U.S. Finance LP
4.75%, 6/15/46	173,000	149,815
Enbridge, Inc.
4.25%, 12/1/26	32,000	32,047
5.70%, 3/8/33	500,000	529,980
5.55%, 6/20/35	250,000	260,230
4.50%, 6/10/44	200,000	171,986
4.00%, 11/15/49	150,000	116,065
5.95%, 4/5/54	500,000	515,176
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	157,000	159,006
6.00%, 12/7/33	210,000	223,807
6.35%, 3/22/54	218,000	228,772
Manulife Financial Corp.
5.38%, 3/4/46	56,000	56,130
Nutrien Ltd.
4.00%, 12/15/26	86,000	85,949
4.13%, 3/15/35	89,000	83,102
5.88%, 12/1/36	95,000	101,038
5.25%, 1/15/45	394,000	375,757
5.80%, 3/27/53(b)	125,000	127,773
Rogers Communications, Inc.
3.80%, 3/15/32	400,000	378,636
4.50%, 3/15/42	500,000	434,731
4.55%, 3/15/52	248,000	201,695
South Bow USA Infrastructure Holdings LLC
5.58%, 10/1/34	265,000	268,489
Suncor Energy, Inc.
5.95%, 12/1/34	321,000	341,609
6.80%, 5/15/38	67,000	74,587
4.00%, 11/15/47	95,000	73,428
TELUS Corp.
3.70%, 9/15/27	130,000	129,076
Toronto-Dominion Bank
5.30%, 1/30/32	500,000	525,089
TR Finance LLC
5.65%, 11/23/43	40,000	40,614
TransCanada PipeLines Ltd.
4.63%, 3/1/34	500,000	491,018
7.25%, 8/15/38	275,000	321,063
6.10%, 6/1/40	170,000	180,791
5.10%, 3/15/49(b)	198,000	186,443
Total Canada		10,827,121
France — 0.2%
Orange SA
9.00%, 3/1/31	342,000	414,253
5.50%, 2/6/44	145,000	144,588
TotalEnergies Capital SA
5.15%, 4/5/34(b)	250,000	261,462
5.49%, 4/5/54	500,000	494,362
Total France		1,314,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Germany — 0.2%
Deutsche Bank AG
5.71%, 2/8/28, (5.706% fixed rate until 2/8/27; Secured Overnight Financing Rate + 1.594% thereafter)(d)	$250,000	$254,133
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(d)	335,000	319,444
3.73%, 1/14/32, (3.729% fixed rate until 1/14/31; Secured Overnight Financing Rate + 2.757% thereafter)(d)	200,000	189,804
5.40%, 9/11/35, (5.403% fixed rate until 9/11/34; Secured Overnight Financing Rate + 2.05% thereafter)(d)	200,000	205,125
Deutsche Telekom International Finance BV
8.75%, 6/15/30	346,000	406,847
9.25%, 6/1/32	103,000	129,147
Total Germany		1,504,500
Ireland — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 7/21/27	160,000	158,780
3.00%, 10/29/28	264,000	255,685
5.38%, 12/15/31	500,000	519,384
3.40%, 10/29/33	548,000	497,586
3.85%, 10/29/41	250,000	206,201
Smurfit Kappa Treasury ULC
5.44%, 4/3/34	500,000	520,101
Total Ireland		2,157,737
Japan — 0.5%
Mitsubishi UFJ Financial Group, Inc.
2.85%, 1/19/33, (2.852% fixed rate until 1/19/32; 1-year Constant Maturity Treasury Rate + 1.10% thereafter)(d)	600,000	546,812
5.43%, 4/17/35, (5.426% fixed rate until 4/17/34; 1-year Constant Maturity Treasury Rate + 1.00% thereafter)(d)	500,000	523,810
Mizuho Financial Group, Inc.
5.67%, 9/13/33, (5.669% fixed rate until 9/13/32; 1-year Constant Maturity Treasury Rate + 2.40% thereafter)(d)	400,000	426,116
Nomura Holdings, Inc.
3.10%, 1/16/30(b)	464,000	442,020
6.09%, 7/12/33	300,000	326,621
ORIX Corp.
3.70%, 7/18/27	40,000	39,773
Sumitomo Mitsui Financial Group, Inc.
5.45%, 1/15/32	250,000	263,289
5.63%, 1/15/35(b)	500,000	534,970
6.18%, 7/13/43(b)	375,000	413,495
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/30	350,000	320,582
3.03%, 7/9/40	405,000	314,220
3.18%, 7/9/50(b)	448,000	306,102
5.80%, 7/5/64	55,000	55,389
Total Japan		4,513,199
Luxembourg — 0.0%
ArcelorMittal SA
6.80%, 11/29/32(b)	166,000	186,139
6.75%, 3/1/41	171,000	187,377
Total Luxembourg		373,516
Mexico — 0.2%
America Movil SAB de CV
3.63%, 4/22/29	189,000	185,635
6.38%, 3/1/35	100,000	111,122
Grupo Televisa SAB
6.63%, 1/15/40(b)	540,000	499,580
Southern Copper Corp.
6.75%, 4/16/40	210,000	238,564
5.25%, 11/8/42	39,000	37,474
5.88%, 4/23/45(b)	242,000	250,418
Total Mexico		1,322,793
Netherlands — 0.2%
ING Groep NV
5.55%, 3/19/35, (5.55% fixed rate until 3/19/34; Secured Overnight Financing Rate + 1.77% thereafter)(d)	550,000	576,507
Koninklijke Ahold Delhaize NV
5.70%, 10/1/40	200,000	210,447
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 6/18/29	297,000	297,545
2.65%, 2/15/32	210,000	188,203
5.00%, 1/15/33(b)	250,000	254,440
3.13%, 2/15/42	40,000	29,686
Total Netherlands		1,556,828
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA
6.03%, 3/13/35, (6.033% fixed rate until 3/13/34; 1-year Constant Maturity Treasury Rate + 1.95% thereafter)(d)	200,000	214,281
Banco Santander SA
3.23%, 11/22/32, (3.225% fixed rate until 11/22/31; 1-year Constant Maturity Treasury Rate + 1.60% thereafter)(b)(d)	200,000	183,708
6.92%, 8/8/33	400,000	446,963
6.94%, 11/7/33	600,000	691,800
Telefonica Emisiones SA
7.05%, 6/20/36	220,000	248,517
5.21%, 3/8/47	350,000	312,633
5.52%, 3/1/49	235,000	217,089
Telefonica Europe BV
8.25%, 9/15/30	236,000	271,900
Total Spain		2,586,891
Switzerland — 0.0%
UBS Group AG
4.88%, 5/15/45	290,000	272,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
United Kingdom — 1.5%
AstraZeneca PLC
6.45%, 9/15/37	$451,000	$520,272
4.38%, 8/17/48	100,000	89,084
Barclays PLC
5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; Secured Overnight Financing Rate + 3.054% thereafter)(d)	657,000	669,237
5.75%, 8/9/33, (5.746% fixed rate until 8/9/32; 1-year Constant Maturity Treasury Rate + 3.00% thereafter)(d)	395,000	417,754
6.22%, 5/9/34, (6.224% fixed rate until 5/9/33; Secured Overnight Financing Rate + 2.98% thereafter)(d)	400,000	433,064
7.12%, 6/27/34, (7.119% fixed rate until 6/27/33; Secured Overnight Financing Rate + 3.57% thereafter)(d)	400,000	449,656
6.69%, 9/13/34, (6.692% fixed rate until 9/13/33; Secured Overnight Financing Rate + 2.62% thereafter)(d)	650,000	723,560
5.25%, 8/17/45	105,500	102,585
BAT Capital Corp.
2.26%, 3/25/28	60,000	57,613
3.46%, 9/6/29	162,000	157,747
4.91%, 4/2/30	103,000	105,483
6.42%, 8/2/33(b)	500,000	554,147
4.39%, 8/15/37	345,000	319,909
7.08%, 8/2/53	500,000	573,635
British Telecommunications PLC
5.13%, 12/4/28	133,000	136,528
9.63%, 12/15/30	296,000	364,574
Diageo Capital PLC
5.63%, 10/5/33(b)	250,000	267,871
HSBC Holdings PLC
4.76%, 3/29/33, (4.762% fixed rate until 3/29/32; Secured Overnight Financing Rate + 2.53% thereafter)(d)	500,000	499,134
6.25%, 3/9/34, (6.254% fixed rate until 3/9/33; Secured Overnight Financing Rate + 2.39% thereafter)(b)(d)	500,000	547,584
5.72%, 3/4/35, (5.719% fixed rate until 3/4/34; Secured Overnight Financing Rate + 1.78% thereafter)(b)(d)	500,000	531,128
5.87%, 11/18/35, (5.874% fixed rate until 11/18/34; Secured Overnight Financing Rate + 1.90% thereafter)(d)	500,000	524,771
5.74%, 9/10/36, (5.741% fixed rate until 9/10/35; Secured Overnight Financing Rate + 1.96% thereafter)(d)	500,000	516,332
5.13%, 11/6/36, (5.133% fixed rate until 11/6/35; Secured Overnight Financing Rate + 1.43% thereafter)(d)	600,000	605,724
6.50%, 9/15/37	256,000	284,324
6.33%, 3/9/44, (6.332% fixed rate until 3/9/43; Secured Overnight Financing Rate + 2.65% thereafter)(d)	250,000	276,531
5.25%, 3/14/44(b)	200,000	197,282
Lloyds Banking Group PLC
3.37%, 12/14/46, (3.369% fixed rate until 12/14/41; 5-year Constant Maturity Treasury Rate + 1.50% thereafter)(d)	200,000	150,477
4.34%, 1/9/48	344,000	287,401
National Grid PLC
5.42%, 1/11/34	230,000	240,066
NatWest Group PLC
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; Secured Overnight Financing Rate + 1.754% thereafter)(d)	161,000	163,794
Reynolds American, Inc.
5.70%, 8/15/35	290,000	305,414
5.85%, 8/15/45	326,000	325,174
Santander U.K. Group Holdings PLC
2.90%, 3/15/32, (2.896% fixed rate until 3/15/31; Secured Overnight Financing Rate + 1.475% thereafter)(d)	400,000	368,512
Vodafone Group PLC
5.00%, 5/30/38	250,000	248,093
5.63%, 2/10/53	400,000	389,214
5.75%, 6/28/54	150,000	148,135
5.88%, 6/28/64	250,000	247,273
Total United Kingdom		12,799,082
United States — 39.3%
3M Co.
3.88%, 6/15/44	250,000	207,882
3.63%, 10/15/47	111,000	85,198
AbbVie, Inc.
5.05%, 3/15/34	350,000	363,187
4.50%, 5/14/35	250,000	248,354
4.05%, 11/21/39	180,000	162,956
4.40%, 11/6/42	200,000	181,664
5.35%, 3/15/44	100,000	100,598
4.75%, 3/15/45	73,000	67,749
4.45%, 5/14/46	162,000	143,756
4.25%, 11/21/49	431,000	364,627
5.40%, 3/15/54	250,000	249,354
5.50%, 3/15/64	100,000	100,155
ACE Capital Trust II
9.70%, 4/1/30	100,000	120,412
AEP Texas, Inc.
3.95%, 6/1/28	120,000	119,478
5.40%, 6/1/33	290,000	300,761
5.70%, 5/15/34	500,000	524,555
3.45%, 5/15/51	265,000	182,952
AES Corp.
2.45%, 1/15/31(b)	122,000	110,741
5.80%, 3/15/32	400,000	411,306
Aetna, Inc.
6.63%, 6/15/36	149,000	164,722
4.75%, 3/15/44	120,000	105,861
Agilent Technologies, Inc.
2.30%, 3/12/31	214,000	193,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Agree LP
5.63%, 6/15/34	$250,000	$262,633
Air Lease Corp.
2.10%, 9/1/28	74,000	69,620
4.63%, 10/1/28	77,000	77,441
2.88%, 1/15/32	430,000	386,645
Air Products & Chemicals, Inc.
2.80%, 5/15/50	146,000	95,605
Alabama Power Co.
3.70%, 12/1/47, Series B	150,000	116,436
Albemarle Corp.
5.05%, 6/1/32(b)	250,000	251,258
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	95,000	94,527
3.38%, 8/15/31	310,000	290,987
5.25%, 5/15/36	200,000	199,297
4.00%, 2/1/50	135,000	101,180
3.00%, 5/18/51	150,000	92,497
3.55%, 3/15/52	60,000	40,961
5.63%, 5/15/54(b)	200,000	188,591
Allstate Corp.
5.25%, 3/30/33	200,000	208,746
4.20%, 12/15/46	250,000	209,825
Ally Financial, Inc.
2.20%, 11/2/28	85,000	79,919
8.00%, 11/1/31	250,000	285,264
Altria Group, Inc.
4.80%, 2/14/29	96,000	97,679
3.40%, 2/4/41(b)	920,000	717,464
3.88%, 9/16/46	427,000	326,605
5.95%, 2/14/49(b)	112,000	114,363
4.00%, 2/4/61(b)	250,000	184,141
Amcor Flexibles North America, Inc.
2.69%, 5/25/31(b)	501,000	458,705
Ameren Corp.
1.75%, 3/15/28	322,000	305,658
Ameren Illinois Co.
5.55%, 7/1/54	250,000	252,459
American Electric Power Co., Inc.
3.25%, 3/1/50	40,000	26,946
American Express Co.
5.28%, 7/26/35, (5.284% fixed rate until 7/26/34; Secured Overnight Financing Rate + 1.42% thereafter)(d)	750,000	778,968
4.05%, 12/3/42	147,000	127,706
American Homes 4 Rent LP
2.38%, 7/15/31	350,000	313,263
American Honda Finance Corp.
4.85%, 10/23/31	500,000	511,068
American International Group, Inc.
3.88%, 1/15/35	212,000	199,971
4.38%, 6/30/50	306,000	259,071
American National Group, Inc.
5.00%, 6/15/27	50,000	50,355
American Tower Corp.
3.80%, 8/15/29	239,000	235,486
2.90%, 1/15/30	277,000	262,378
2.30%, 9/15/31	250,000	223,050
3.10%, 6/15/50(b)	195,000	131,181
2.95%, 1/15/51(b)	226,000	146,644
American Water Capital Corp.
2.95%, 9/1/27	131,000	128,951
3.75%, 9/1/28	19,000	18,931
4.45%, 6/1/32	250,000	251,396
4.20%, 9/1/48	190,000	157,766
4.15%, 6/1/49	300,000	246,860
Amgen, Inc.
2.45%, 2/21/30	424,000	395,440
2.00%, 1/15/32	45,000	39,317
4.20%, 3/1/33	550,000	540,812
5.25%, 3/2/33	350,000	365,085
5.75%, 3/15/40	500,000	526,905
4.56%, 6/15/48	400,000	349,229
3.38%, 2/21/50	100,000	72,896
4.66%, 6/15/51	137,000	120,134
3.00%, 1/15/52(b)	688,000	457,720
5.65%, 3/2/53	500,000	502,693
4.40%, 2/22/62	500,000	401,064
Amphenol Corp.
5.00%, 1/15/35	500,000	514,230
Analog Devices, Inc.
5.05%, 4/1/34	500,000	521,710
Aon Corp./Aon Global Holdings PLC
2.60%, 12/2/31	74,000	67,048
5.35%, 2/28/33	400,000	418,396
2.90%, 8/23/51	243,000	153,589
Aon North America, Inc.
5.45%, 3/1/34	350,000	366,249
5.75%, 3/1/54	200,000	202,685
APA Corp.
5.35%, 7/1/49	142,000	120,277
Apollo Debt Solutions BDC
6.70%, 7/29/31	250,000	262,724
Apollo Global Management, Inc.
5.15%, 8/12/35	250,000	250,710
Appalachian Power Co.
3.30%, 6/1/27, Series X	150,000	148,444
5.65%, 4/1/34	250,000	263,592
4.40%, 5/15/44	400,000	341,841
Applied Materials, Inc.
5.10%, 10/1/35	300,000	312,510
AppLovin Corp.
5.50%, 12/1/34	300,000	310,712
Aptiv Swiss Holdings Ltd.
4.35%, 3/15/29	125,000	125,891
3.25%, 3/1/32	400,000	373,316
3.10%, 12/1/51(b)	264,000	172,406
Arch Capital Group U.S., Inc.
5.14%, 11/1/43	120,000	116,213
Archer-Daniels-Midland Co.
4.50%, 8/15/33	350,000	352,144
4.02%, 4/16/43	95,000	80,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Ares Capital Corp.
5.80%, 3/8/32	$250,000	$253,060
Ares Management Corp.
5.60%, 10/11/54	200,000	190,224
Ares Strategic Income Fund
6.35%, 8/15/29	65,000	67,048
Arizona Public Service Co.
4.50%, 4/1/42	250,000	223,863
Arrow Electronics, Inc.
3.88%, 1/12/28	62,000	61,531
Arthur J Gallagher & Co.
5.15%, 2/15/35	500,000	508,158
3.50%, 5/20/51	550,000	391,331
AT&T, Inc.
3.80%, 2/15/27	40,000	39,893
4.35%, 3/1/29	159,000	159,978
4.30%, 2/15/30	363,000	365,146
2.75%, 6/1/31	568,000	523,827
2.25%, 2/1/32	445,000	392,827
2.55%, 12/1/33	344,000	295,325
4.50%, 5/15/35	394,000	383,226
5.38%, 8/15/35(b)	250,000	258,835
5.25%, 3/1/37	191,000	195,587
3.50%, 6/1/41	500,000	399,140
4.65%, 6/1/44	272,000	240,123
5.15%, 11/15/46(b)	222,000	207,425
4.55%, 3/9/49	29,000	24,565
3.65%, 6/1/51	310,000	223,136
3.50%, 9/15/53	875,000	603,023
3.55%, 9/15/55	1,159,000	795,200
3.80%, 12/1/57	993,000	706,289
3.65%, 9/15/59	594,000	405,737
3.85%, 6/1/60	490,000	347,798
Athene Holding Ltd.
5.88%, 1/15/34	206,000	214,029
3.95%, 5/25/51	76,000	53,816
6.25%, 4/1/54	200,000	198,094
Atmos Energy Corp.
5.50%, 6/15/41	500,000	520,435
Autodesk, Inc.
2.40%, 12/15/31	90,000	80,511
AutoNation, Inc.
5.89%, 3/15/35	400,000	417,385
AutoZone, Inc.
3.75%, 6/1/27	163,000	162,323
3.75%, 4/18/29	193,000	190,573
1.65%, 1/15/31	395,000	346,435
AvalonBay Communities, Inc.
2.05%, 1/15/32	500,000	440,891
Avangrid, Inc.
3.80%, 6/1/29	115,000	113,615
AXIS Specialty Finance LLC
3.90%, 7/15/29	100,000	98,843
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47	250,000	202,425
Baltimore Gas & Electric Co.
4.25%, 9/15/48	260,000	218,254
3.20%, 9/15/49	275,000	191,779
Bank of America Corp.
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(d)	500,000	460,717
2.30%, 7/21/32, (2.299% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.22% thereafter)(d)	500,000	448,792
2.97%, 2/4/33, (2.972% fixed rate until 2/4/32; Secured Overnight Financing Rate + 1.33% thereafter)(d)	500,000	460,157
5.29%, 4/25/34, (5.288% fixed rate until 4/25/33; Secured Overnight Financing Rate + 1.91% thereafter)(d)	500,000	520,928
5.47%, 1/23/35, (5.468% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.65% thereafter)(d)	1,000,000	1,053,813
5.52%, 10/25/35, (5.518% fixed rate until 10/25/34; Secured Overnight Financing Rate + 1.738% thereafter)(d)	500,000	516,901
5.74%, 2/12/36, (5.744% fixed rate until 2/12/35; Secured Overnight Financing Rate + 1.697% thereafter)(d)	1,000,000	1,050,836
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month Secured Overnight Financing Rate + 2.076% thereafter)(d)	550,000	520,568
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(d)	250,000	188,274
3.31%, 4/22/42, (3.311% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.58% thereafter)(d)	250,000	200,586
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month Secured Overnight Financing Rate + 2.252% thereafter)(d)	200,000	177,855
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(d)	250,000	215,388
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.412% thereafter)(d)	288,000	237,614
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(d)	150,000	97,995
BankUnited, Inc.
5.13%, 6/11/30	130,000	130,664
Baxalta, Inc.
5.25%, 6/23/45	14,000	13,587
Baxter International, Inc.
3.95%, 4/1/30	304,000	296,326
3.13%, 12/1/51(b)	225,000	144,943
Becton Dickinson & Co.
4.87%, 2/8/29	130,000	132,758
1.96%, 2/11/31	109,000	97,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
5.11%, 2/8/34	$500,000	$513,655
4.69%, 12/15/44	43,000	38,596
4.67%, 6/6/47	123,000	108,983
Berkshire Hathaway Energy Co.
6.13%, 4/1/36	400,000	437,902
Biogen, Inc.
2.25%, 5/1/30	72,000	66,277
3.15%, 5/1/50(b)	370,000	245,439
3.25%, 2/15/51	157,000	105,316
Black Hills Corp.
2.50%, 6/15/30	50,000	46,247
4.35%, 5/1/33	345,000	334,798
3.88%, 10/15/49	114,000	86,137
Blackstone Private Credit Fund
7.30%, 11/27/28	340,000	361,619
Block Financial LLC
3.88%, 8/15/30	165,000	159,866
Blue Owl Credit Income Corp.
7.75%, 1/15/29	340,000	360,206
Blue Owl Finance LLC
4.38%, 2/15/32	300,000	287,790
Boardwalk Pipelines LP
3.40%, 2/15/31	380,000	357,537
Boeing Co.
5.15%, 5/1/30	373,000	384,908
3.60%, 5/1/34	589,000	538,166
6.53%, 5/1/34	236,000	262,606
3.50%, 3/1/39	25,000	20,670
5.88%, 2/15/40	468,000	488,794
3.90%, 5/1/49	520,000	394,019
5.81%, 5/1/50	471,000	470,091
3.95%, 8/1/59	460,000	332,296
5.93%, 5/1/60	350,000	348,078
BorgWarner, Inc.
4.38%, 3/15/45	102,000	86,973
Boston Properties LP
4.50%, 12/1/28	136,000	136,686
2.45%, 10/1/33	350,000	290,400
5.75%, 1/15/35(b)	313,000	322,322
Boston Scientific Corp.
6.25%, 11/15/35	215,000	242,278
BP Capital Markets America, Inc.
5.23%, 11/17/34	500,000	520,872
3.06%, 6/17/41	250,000	193,023
3.00%, 3/17/52	500,000	328,257
Brighthouse Financial, Inc.
5.63%, 5/15/30(b)	266,000	268,647
Bristol-Myers Squibb Co.
5.20%, 2/22/34(b)	500,000	524,579
2.35%, 11/13/40	150,000	107,804
5.00%, 8/15/45	321,000	308,512
4.25%, 10/26/49	300,000	251,801
2.55%, 11/13/50	400,000	243,449
5.55%, 2/22/54	150,000	151,515
Brixmor Operating Partnership LP
4.05%, 7/1/30	231,000	228,158
Broadcom, Inc.
4.15%, 11/15/30	385,000	385,271
4.15%, 4/15/32(e)	250,000	246,974
2.60%, 2/15/33	378,000	336,455
3.42%, 4/15/33	550,000	516,052
3.47%, 4/15/34	653,000	603,390
4.80%, 2/15/36	460,000	461,323
3.50%, 2/15/41	594,000	494,362
Broadridge Financial Solutions, Inc.
2.90%, 12/1/29	125,000	118,765
Broadstone Net Lease LLC
2.60%, 9/15/31	150,000	132,867
Brown & Brown, Inc.
2.38%, 3/15/31	430,000	385,269
5.55%, 6/23/35	250,000	257,245
Brunswick Corp.
5.10%, 4/1/52	100,000	81,619
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	97,000	96,634
2.75%, 5/14/31	195,000	179,993
Burlington Northern Santa Fe LLC
5.75%, 5/1/40	250,000	267,883
4.55%, 9/1/44	117,000	106,082
3.90%, 8/1/46	260,000	212,272
4.05%, 6/15/48	100,000	82,630
4.15%, 12/15/48	145,000	121,482
5.20%, 4/15/54	150,000	144,624
Campbell's Company/The
2.38%, 4/24/30	185,000	170,664
4.80%, 3/15/48	233,000	208,457
5.25%, 10/13/54(b)	55,000	51,370
Capital One Financial Corp.
3.75%, 3/9/27	229,000	228,120
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(d)	450,000	474,059
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(d)	500,000	543,984
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(d)	435,000	464,585
Cardinal Health, Inc.
5.15%, 9/15/35(b)	500,000	510,987
4.60%, 3/15/43	200,000	177,692
4.90%, 9/15/45	75,000	68,594
Carlisle Cos., Inc.
5.25%, 9/15/35	500,000	511,744
Carrier Global Corp.
2.70%, 2/15/31	305,000	282,612
5.90%, 3/15/34	500,000	540,355
Caterpillar, Inc.
3.80%, 8/15/42	250,000	212,769
3.25%, 9/19/49	200,000	145,738
CBRE Services, Inc.
5.95%, 8/15/34	200,000	215,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	$160,000	$154,871
3.57%, 12/1/31	310,000	289,972
Cencora, Inc.
5.15%, 2/15/35	500,000	515,223
Centene Corp.
4.63%, 12/15/29	300,000	290,502
3.00%, 10/15/30	450,000	402,081
2.50%, 3/1/31	355,000	306,266
CenterPoint Energy Houston Electric LLC
4.95%, 8/15/35, Series AQ	500,000	507,200
CenterPoint Energy, Inc.
6.85%, 2/15/55, Series B, (6.85% fixed rate until 2/15/35; 5-year Constant Maturity Treasury Rate + 2.946% thereafter)(b)(d)	215,000	229,719
CF Industries, Inc.
4.95%, 6/1/43	335,000	304,539
Charles Schwab Corp.
2.90%, 3/3/32	550,000	505,926
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 4/1/31	194,000	174,380
4.40%, 4/1/33	485,000	457,145
6.55%, 6/1/34(b)	320,000	337,743
6.38%, 10/23/35	219,000	226,611
5.38%, 4/1/38	275,000	255,555
6.48%, 10/23/45	222,000	213,333
5.38%, 5/1/47	564,000	474,251
4.80%, 3/1/50	257,000	197,756
3.70%, 4/1/51(b)	284,000	182,244
3.90%, 6/1/52	140,000	92,035
5.25%, 4/1/53	221,000	178,557
6.70%, 12/1/55(b)	250,000	243,687
4.40%, 12/1/61	458,000	307,077
3.95%, 6/30/62(b)	336,000	207,031
5.50%, 4/1/63	100,000	80,591
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	75,000	73,382
Cheniere Energy Partners LP
4.00%, 3/1/31	350,000	340,222
3.25%, 1/31/32	174,000	160,111
5.55%, 10/30/35(e)	220,000	226,497
Chubb INA Holdings LLC
4.35%, 11/3/45	500,000	443,855
Church & Dwight Co., Inc.
3.15%, 8/1/27	89,000	87,988
Cigna Group
4.38%, 10/15/28	123,000	124,194
5.00%, 5/15/29	150,000	154,258
2.38%, 3/15/31	237,000	214,803
5.25%, 2/15/34	300,000	311,007
4.80%, 8/15/38	131,000	126,888
4.80%, 7/15/46	229,000	206,744
3.88%, 10/15/47	484,000	378,973
4.90%, 12/15/48	110,000	99,928
3.40%, 3/15/50	468,000	333,255
Cisco Systems, Inc.
5.10%, 2/24/35	500,000	519,427
5.90%, 2/15/39	125,000	136,525
5.30%, 2/26/54	200,000	196,381
5.35%, 2/26/64	200,000	194,597
Citigroup, Inc.
6.63%, 6/15/32	550,000	612,382
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(d)	500,000	478,963
6.00%, 10/31/33	418,000	452,627
6.27%, 11/17/33, (6.27% fixed rate until 11/17/32; Secured Overnight Financing Rate + 2.338% thereafter)(d)	750,000	822,213
6.02%, 1/24/36, (6.02% fixed rate until 1/24/35; Secured Overnight Financing Rate + 1.83% thereafter)(d)	500,000	527,514
5.33%, 3/27/36, (5.333% fixed rate until 3/27/35; Secured Overnight Financing Rate + 1.465% thereafter)(d)	500,000	516,523
6.13%, 8/25/36	220,000	236,398
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.430% thereafter)(d)	550,000	491,287
6.68%, 9/13/43	54,000	61,069
5.30%, 5/6/44	150,000	146,348
4.65%, 7/23/48	100,000	89,975
5.61%, 3/4/56, (5.612% fixed rate until 3/4/55; Secured Overnight Financing Rate + 1.746% thereafter)(d)	165,000	168,191
Citizens Financial Group, Inc.
2.50%, 2/6/30	40,000	37,050
CMS Energy Corp.
3.45%, 8/15/27	137,000	135,599
6.50%, 6/1/55, (6.50% fixed rate until 6/1/35; 5-year Constant Maturity Treasury Rate + 1.961% thereafter)(b)(d)	250,000	258,566
CNA Financial Corp.
2.05%, 8/15/30	210,000	189,398
CNH Industrial NV
3.85%, 11/15/27	89,000	88,784
Coca-Cola Co.
1.38%, 3/15/31	500,000	439,388
2.88%, 5/5/41	100,000	77,782
3.00%, 3/5/51	400,000	274,059
5.20%, 1/14/55	250,000	246,750
2.75%, 6/1/60	100,000	60,395
Colgate-Palmolive Co.
3.70%, 8/1/47	150,000	120,978
Comcast Corp.
1.50%, 2/15/31	500,000	434,981
5.30%, 6/1/34	750,000	775,571
4.20%, 8/15/34	250,000	240,138
3.75%, 4/1/40	300,000	251,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
4.70%, 10/15/48	$500,000	$426,690
3.45%, 2/1/50	250,000	172,175
2.89%, 11/1/51	250,000	151,137
2.94%, 11/1/56	500,000	291,340
2.65%, 8/15/62	550,000	283,683
2.99%, 11/1/63	250,000	139,673
CommonSpirit Health
5.32%, 12/1/34	271,000	279,128
4.35%, 11/1/42	70,000	61,117
Commonwealth Edison Co.
5.30%, 2/1/53	500,000	484,573
Conagra Brands, Inc.
7.00%, 10/1/28	184,000	196,634
8.25%, 9/15/30	250,000	288,685
Connecticut Light & Power Co.
4.30%, 4/15/44	200,000	175,798
ConocoPhillips Co.
5.05%, 9/15/33(b)	500,000	518,649
4.88%, 10/1/47	40,000	36,565
5.55%, 3/15/54(b)	250,000	247,057
4.03%, 3/15/62	180,000	134,345
Consolidated Edison Co. of New York, Inc.
5.13%, 3/15/35	350,000	360,346
5.50%, 12/1/39, Series 09-C	250,000	258,374
4.45%, 3/15/44	15,000	13,304
4.13%, 5/15/49, Series A	250,000	203,469
5.70%, 5/15/54	250,000	255,144
Constellation Brands, Inc.
3.50%, 5/9/27	71,000	70,445
4.90%, 5/1/33	500,000	504,408
4.50%, 5/9/47	160,000	134,916
Constellation Energy Generation LLC
6.13%, 1/15/34	500,000	545,028
5.75%, 10/1/41	100,000	103,003
Consumers Energy Co.
4.35%, 4/15/49	100,000	85,565
4.20%, 9/1/52	200,000	165,521
Continental Resources, Inc.
4.90%, 6/1/44	150,000	120,825
Corebridge Financial, Inc.
4.35%, 4/5/42	150,000	129,319
4.40%, 4/5/52(b)	272,000	222,439
Corning, Inc.
5.45%, 11/15/79	270,000	250,090
Coterra Energy, Inc.
5.40%, 2/15/35	200,000	204,386
CRH America Finance, Inc.
5.40%, 5/21/34	500,000	521,914
Crown Castle, Inc.
4.00%, 3/1/27	48,000	47,848
3.65%, 9/1/27	116,000	114,937
4.30%, 2/15/29	118,000	117,819
3.10%, 11/15/29	60,000	57,261
2.25%, 1/15/31	390,000	349,259
4.75%, 5/15/47	140,000	122,787
5.20%, 2/15/49	137,000	125,788
4.15%, 7/1/50	100,000	78,830
CSX Corp.
5.20%, 11/15/33	250,000	262,291
3.80%, 11/1/46	140,000	112,240
3.80%, 4/15/50	144,000	112,311
4.65%, 3/1/68	210,000	177,233
CubeSmart LP
4.38%, 2/15/29	150,000	150,688
2.50%, 2/15/32	200,000	177,376
Cummins, Inc.
5.30%, 5/9/35	350,000	365,598
CVS Health Corp.
4.30%, 3/25/28	44,000	44,122
3.25%, 8/15/29	291,000	281,216
5.70%, 6/1/34	1,150,000	1,211,670
4.13%, 4/1/40	447,000	387,057
5.13%, 7/20/45	553,000	506,296
5.05%, 3/25/48	909,000	817,202
6.05%, 6/1/54	450,000	457,186
DCP Midstream Operating LP
5.60%, 4/1/44	95,000	92,336
Dell International LLC/EMC Corp.
6.10%, 7/15/27	243,000	249,868
4.75%, 10/6/32	500,000	501,563
8.10%, 7/15/36	418,000	510,290
3.38%, 12/15/41	250,000	192,929
3.45%, 12/15/51(b)	52,000	36,341
Delta Air Lines, Inc.
3.75%, 10/28/29	25,000	24,457
Devon Energy Corp.
5.20%, 9/15/34(b)	450,000	452,170
5.00%, 6/15/45	250,000	219,204
DH Europe Finance II SARL
3.25%, 11/15/39	506,000	420,626
Diamondback Energy, Inc.
3.50%, 12/1/29	178,000	172,686
6.25%, 3/15/33	250,000	270,905
5.75%, 4/18/54	500,000	482,923
Dick's Sporting Goods, Inc.
3.15%, 1/15/32(b)	250,000	230,440
Discover Financial Services
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(d)	400,000	473,734
Dollar General Corp.
5.45%, 7/5/33	350,000	363,775
4.13%, 4/3/50	89,000	70,893
Dollar Tree, Inc.
2.65%, 12/1/31	478,000	429,887
Dominion Energy, Inc.
4.25%, 6/1/28	78,000	78,275
3.38%, 4/1/30, Series C	380,000	367,182
4.35%, 8/15/32, Series A	99,000	97,619
5.25%, 8/1/33, Series F	45,000	46,461
7.00%, 6/15/38	65,000	75,129
4.70%, 12/1/44	171,000	153,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
4.60%, 3/15/49, Series A	$47,000	$39,798
7.00%, 6/1/54, Series B, (7.00% fixed rate until 6/1/34; 5-year Constant Maturity Treasury Rate + 2.511% thereafter)(d)	400,000	436,906
Dow Chemical Co.
7.38%, 11/1/29(b)	48,000	53,221
4.25%, 10/1/34	145,000	133,902
5.25%, 11/15/41	417,000	382,725
6.90%, 5/15/53(b)	336,000	353,736
DTE Electric Co.
5.20%, 3/1/34	300,000	312,431
3.95%, 3/1/49	250,000	202,259
Duke Energy Carolinas LLC
5.25%, 3/15/35	500,000	521,190
5.30%, 2/15/40	200,000	205,547
3.70%, 12/1/47	360,000	279,164
5.40%, 1/15/54	500,000	496,756
Duke Energy Corp.
3.40%, 6/15/29	172,000	168,108
2.45%, 6/1/30	260,000	241,216
2.55%, 6/15/31	238,000	217,149
5.45%, 6/15/34	250,000	262,343
4.95%, 9/15/35	250,000	250,324
4.80%, 12/15/45	63,000	56,861
3.95%, 8/15/47	150,000	118,098
4.20%, 6/15/49	322,000	259,270
6.45%, 9/1/54, (6.45% fixed rate until 9/1/34; 5-year Constant Maturity Treasury Rate + 2.588% thereafter)(d)	200,000	210,320
Duke Energy Ohio, Inc.
5.55%, 3/15/54	250,000	250,395
Duke Energy Progress LLC
4.20%, 8/15/45	150,000	127,767
Duke Energy Progress NC Storm Funding LLC
2.39%, 7/1/37, Series A-2	900,000	782,363
Eastern Energy Gas Holdings LLC
5.80%, 1/15/35	250,000	264,870
Eastman Chemical Co.
4.50%, 12/1/28	72,000	72,537
4.80%, 9/1/42	90,000	80,452
eBay, Inc.
2.60%, 5/10/31	181,000	165,875
4.00%, 7/15/42	140,000	116,858
Ecolab, Inc.
2.13%, 8/15/50	400,000	225,113
Electronic Arts, Inc.
1.85%, 2/15/31	265,000	256,933
Elevance Health, Inc.
3.65%, 12/1/27	42,000	41,721
4.75%, 2/15/30	200,000	204,280
4.75%, 2/15/33	250,000	252,144
5.20%, 2/15/35(b)	500,000	513,071
4.65%, 1/15/43	500,000	452,875
4.65%, 8/15/44	276,000	245,945
3.13%, 5/15/50	312,000	207,740
3.60%, 3/15/51	219,000	158,654
5.13%, 2/15/53	240,000	220,023
Eli Lilly & Co.
4.90%, 2/12/32	250,000	260,429
4.60%, 8/14/34	500,000	506,698
3.95%, 3/15/49	100,000	82,280
4.88%, 2/27/53	40,000	37,534
5.05%, 8/14/54	250,000	240,520
5.10%, 2/9/64	300,000	284,898
Emerson Electric Co.
5.25%, 11/15/39	200,000	207,557
Energy Transfer LP
4.15%, 9/15/29	369,000	367,215
6.55%, 12/1/33	314,000	346,495
6.63%, 10/15/36	200,000	219,120
5.80%, 6/15/38, Series 20Y	385,000	395,951
7.50%, 7/1/38	60,000	70,241
4.95%, 1/15/43	204,000	182,022
5.30%, 4/1/44	283,000	259,214
5.35%, 5/15/45	240,000	220,625
5.30%, 4/15/47	222,000	200,662
5.40%, 10/1/47	160,000	145,862
6.25%, 4/15/49	105,000	105,794
5.00%, 5/15/50	218,000	185,651
5.95%, 5/15/54	400,000	386,138
Enstar Group Ltd.
4.95%, 6/1/29(b)	171,000	173,237
Entergy Corp.
2.80%, 6/15/30	85,000	79,882
3.75%, 6/15/50	213,000	157,799
Entergy Louisiana LLC
3.10%, 6/15/41	250,000	191,643
4.20%, 4/1/50	200,000	162,715
5.70%, 3/15/54	300,000	304,455
Enterprise Products Operating LLC
5.35%, 1/31/33	342,000	359,857
4.85%, 8/15/42	200,000	187,291
4.90%, 5/15/46	200,000	184,563
3.70%, 1/31/51	360,000	269,167
4.95%, 10/15/54	258,000	234,084
EOG Resources, Inc.
5.35%, 1/15/36	500,000	519,020
5.65%, 12/1/54	150,000	150,300
EPR Properties
4.75%, 12/15/26	25,000	25,062
Equinix, Inc.
1.80%, 7/15/27	53,000	51,108
3.20%, 11/18/29	256,000	246,111
3.90%, 4/15/32	185,000	178,511
3.00%, 7/15/50	213,000	139,424
Equitable Holdings, Inc.
4.35%, 4/20/28	48,000	48,221
5.00%, 4/20/48	139,000	126,448
Essential Properties LP
2.95%, 7/15/31	193,000	176,489

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Essential Utilities, Inc.
3.57%, 5/1/29	$367,000	$359,363
5.30%, 5/1/52	250,000	235,787
Essex Portfolio LP
4.00%, 3/1/29	50,000	49,746
3.00%, 1/15/30	85,000	80,904
1.65%, 1/15/31	346,000	302,433
Estee Lauder Cos., Inc.
3.13%, 12/1/49	250,000	168,763
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	281,000	198,499
3.13%, 10/15/52	127,000	81,742
Evergy Kansas Central, Inc.
4.10%, 4/1/43	150,000	127,286
Evergy, Inc.
2.90%, 9/15/29	124,000	118,446
Eversource Energy
3.30%, 1/15/28, Series M	78,000	76,580
5.95%, 2/1/29	80,000	83,770
1.65%, 8/15/30, Series R	325,000	287,010
5.95%, 7/15/34	250,000	265,643
Exelon Corp.
3.35%, 3/15/32	380,000	356,670
4.95%, 6/15/35	151,000	151,278
5.60%, 3/15/53	336,000	331,473
6.50%, 3/15/55, (6.50% fixed rate until 3/15/35; 5-year Constant Maturity Treasury Rate + 1.975% thereafter)(d)	250,000	261,251
Expedia Group, Inc.
3.25%, 2/15/30	348,000	334,416
Extra Space Storage LP
2.55%, 6/1/31	334,000	302,961
5.40%, 2/1/34	300,000	309,296
Federal Realty OP LP
4.50%, 12/1/44	183,000	162,327
FedEx Corp.
4.90%, 1/15/34	169,000	170,046
3.90%, 2/1/35	250,000	232,073
3.25%, 5/15/41	136,000	102,534
4.75%, 11/15/45	266,000	232,982
4.55%, 4/1/46	16,000	13,583
4.40%, 1/15/47	123,000	101,536
4.05%, 2/15/48	275,000	213,228
Fidelity National Financial, Inc.
4.50%, 8/15/28	195,000	196,075
3.40%, 6/15/30	40,000	38,175
Fidelity National Information Services, Inc.
5.10%, 7/15/32	435,000	446,440
Fifth Third Bancorp
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(d)	260,000	263,639
8.25%, 3/1/38	450,000	558,030
FirstEnergy Corp.
3.40%, 3/1/50, Series C	285,000	200,411
Fiserv, Inc.
2.25%, 6/1/27	142,000	137,869
2.65%, 6/1/30	383,000	352,515
5.63%, 8/21/33	350,000	362,196
4.40%, 7/1/49	238,000	189,896
Ford Motor Co.
7.45%, 7/16/31	103,000	114,123
3.25%, 2/12/32	530,000	466,350
5.29%, 12/8/46	640,000	541,142
Ford Motor Credit Co. LLC
2.90%, 2/10/29	660,000	617,529
5.11%, 5/3/29	280,000	279,689
7.12%, 11/7/33	500,000	539,204
Fortune Brands Innovations, Inc.
4.50%, 3/25/52	150,000	123,007
Fox Corp.
3.50%, 4/8/30	120,000	116,924
5.58%, 1/25/49(b)	247,000	241,441
Freeport-McMoRan, Inc.
4.38%, 8/1/28	49,000	48,960
5.40%, 11/14/34	90,000	93,599
5.45%, 3/15/43	150,000	146,272
FS KKR Capital Corp.
3.13%, 10/12/28	241,000	223,242
GATX Corp.
4.70%, 4/1/29	156,000	158,268
1.90%, 6/1/31	228,000	200,646
6.05%, 6/5/54	150,000	154,357
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	200,000	197,689
GE HealthCare Technologies, Inc.
5.91%, 11/22/32	200,000	216,140
6.38%, 11/22/52	205,000	227,623
General Dynamics Corp.
4.25%, 4/1/50	50,000	43,366
General Electric Co.
6.75%, 3/15/32, Series A	113,000	128,946
General Mills, Inc.
4.20%, 4/17/28	107,000	107,377
2.25%, 10/14/31	410,000	365,409
5.25%, 1/30/35	345,000	354,875
General Motors Co.
6.80%, 10/1/27	58,000	60,375
5.00%, 4/1/35(b)	480,000	475,230
6.60%, 4/1/36	105,000	114,945
6.25%, 10/2/43	550,000	565,165
5.95%, 4/1/49	360,000	353,635
General Motors Financial Co., Inc.
5.05%, 4/4/28	500,000	509,209
5.60%, 6/18/31	510,000	532,662
3.10%, 1/12/32	500,000	455,972
Genuine Parts Co.
1.88%, 11/1/30	94,000	82,561
2.75%, 2/1/32	155,000	137,593

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Georgia Power Co.
4.95%, 5/17/33	$500,000	$512,740
4.30%, 3/15/43	143,000	126,047
3.70%, 1/30/50, Series B	220,000	168,291
3.25%, 3/15/51, Series A	220,000	153,133
Gilead Sciences, Inc.
2.60%, 10/1/40	247,000	184,792
4.80%, 4/1/44	195,000	183,020
4.75%, 3/1/46	350,000	323,969
2.80%, 10/1/50	213,000	138,416
5.50%, 11/15/54	100,000	101,167
GlaxoSmithKline Capital, Inc.
4.88%, 4/15/35	400,000	408,001
Global Payments, Inc.
4.95%, 8/15/27	128,000	129,253
3.20%, 8/15/29	183,000	174,256
5.40%, 8/15/32	218,000	221,998
4.15%, 8/15/49	81,000	60,822
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/30	400,000	388,056
Goldman Sachs Capital I
6.35%, 2/15/34	150,000	160,269
Goldman Sachs Group, Inc.
2.38%, 7/21/32, (2.383% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.248% thereafter)(d)	500,000	449,738
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(d)	500,000	463,059
5.33%, 7/23/35, (5.33% fixed rate until 7/23/34; Secured Overnight Financing Rate + 1.55% thereafter)(d)	800,000	830,804
5.54%, 1/28/36, (5.536% fixed rate until 1/28/35; Secured Overnight Financing Rate + 1.38% thereafter)(d)	850,000	891,964
4.94%, 10/21/36, (4.939% fixed rate until 10/21/35; Secured Overnight Financing Rate + 1.33% thereafter)(d)	130,000	130,626
6.75%, 10/1/37	539,000	607,571
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(d)	500,000	390,711
3.44%, 2/24/43, (3.436% fixed rate until 2/24/42; Secured Overnight Financing Rate + 1.632% thereafter)(d)	500,000	396,677
5.15%, 5/22/45(b)	347,000	331,045
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(d)	350,000	357,013
GXO Logistics, Inc.
2.65%, 7/15/31	150,000	134,415
Haleon U.S. Capital LLC
3.63%, 3/24/32	500,000	477,420
Halliburton Co.
4.85%, 11/15/35(b)	258,000	256,885
6.70%, 9/15/38	56,000	62,998
7.45%, 9/15/39	173,000	207,560
4.75%, 8/1/43	157,000	140,613
5.00%, 11/15/45	181,000	165,499
Hanover Insurance Group, Inc.
2.50%, 9/1/30	73,000	66,570
Harley-Davidson, Inc.
4.63%, 7/28/45	108,000	89,068
Hartford Insurance Group, Inc.
4.30%, 4/15/43	143,000	125,362
4.40%, 3/15/48	80,000	69,469
3.60%, 8/19/49	99,000	75,072
Hasbro, Inc.
3.50%, 9/15/27	49,000	48,495
6.35%, 3/15/40	86,000	91,173
HCA, Inc.
4.13%, 6/15/29	51,000	50,920
2.38%, 7/15/31	190,000	170,528
3.63%, 3/15/32	250,000	237,192
5.50%, 6/1/33	350,000	367,274
5.45%, 9/15/34	250,000	259,801
5.13%, 6/15/39	117,000	114,669
5.50%, 6/15/47	132,000	127,288
5.25%, 6/15/49	198,000	182,933
3.50%, 7/15/51	248,000	172,818
4.63%, 3/15/52	200,000	167,246
5.95%, 9/15/54	500,000	504,054
6.10%, 4/1/64(b)	150,000	152,552
Healthcare Realty Holdings LP
3.10%, 2/15/30	140,000	132,774
2.00%, 3/15/31	300,000	263,518
Healthpeak OP LLC
2.88%, 1/15/31	430,000	398,917
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	500,000	506,655
6.20%, 10/15/35(b)	455,000	492,830
6.35%, 10/15/45	227,000	235,087
Highwoods Realty LP
4.20%, 4/15/29	45,000	44,348
3.05%, 2/15/30	105,000	98,072
Home Depot, Inc.
3.25%, 4/15/32	500,000	471,840
5.88%, 12/16/36	500,000	546,881
3.30%, 4/15/40	533,000	441,367
4.25%, 4/1/46	250,000	215,815
3.13%, 12/15/49	200,000	139,345
2.38%, 3/15/51	176,000	103,311
3.63%, 4/15/52	100,000	74,776
Honeywell International, Inc.
4.75%, 2/1/32	500,000	512,577
5.00%, 3/1/35	250,000	256,722
3.81%, 11/21/47	100,000	80,240
Host Hotels & Resorts LP
3.50%, 9/15/30, Series I	544,000	517,690
Howard University
5.21%, 10/1/52, Series 22A	325,000	284,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Howmet Aerospace, Inc.
5.95%, 2/1/37	$75,000	$82,118
HP, Inc.
6.10%, 4/25/35(b)	550,000	585,513
6.00%, 9/15/41(b)	195,000	200,252
Hubbell, Inc.
3.50%, 2/15/28	61,000	60,480
Humana, Inc.
2.15%, 2/3/32	100,000	86,819
5.95%, 3/15/34	750,000	792,640
4.95%, 10/1/44	57,000	50,938
4.80%, 3/15/47	95,000	81,779
5.50%, 3/15/53	110,000	102,041
5.75%, 4/15/54	150,000	143,907
Huntington Bancshares, Inc.
5.02%, 5/17/33, (5.023% fixed rate until 5/17/32; Secured Overnight Financing Rate + 2.05% thereafter)(d)	210,000	212,690
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(d)	176,000	152,504
Huntington Ingalls Industries, Inc.
4.20%, 5/1/30	242,000	239,808
IBM International Capital Pte. Ltd.
5.25%, 2/5/44	100,000	98,435
5.30%, 2/5/54(b)	300,000	286,459
Indiana Michigan Power Co.
3.75%, 7/1/47, Series L	250,000	193,535
Ingersoll Rand, Inc.
5.45%, 6/15/34	500,000	523,748
Intel Corp.
2.45%, 11/15/29	300,000	280,389
4.15%, 8/5/32(b)	750,000	728,387
5.63%, 2/10/43	250,000	246,463
3.73%, 12/8/47	600,000	439,581
5.70%, 2/10/53	400,000	384,161
5.60%, 2/21/54(b)	800,000	762,685
3.10%, 2/15/60	200,000	117,390
5.05%, 8/5/62	86,000	72,537
Intercontinental Exchange, Inc.
4.25%, 9/21/48	300,000	254,131
3.00%, 6/15/50	87,000	58,401
3.00%, 9/15/60	250,000	154,039
International Business Machines Corp.
5.00%, 2/10/32, Series ..(b)	500,000	517,684
4.25%, 5/15/49	250,000	207,211
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	83,000	74,333
International Paper Co.
4.80%, 6/15/44	300,000	270,470
4.40%, 8/15/47	30,000	25,168
4.35%, 8/15/48	149,000	122,822
Interpublic Group of Cos., Inc.
5.40%, 10/1/48	126,000	118,670
Interstate Power & Light Co.
4.10%, 9/26/28	125,000	125,053
3.70%, 9/15/46	76,000	58,161
3.50%, 9/30/49	175,000	128,357
3.10%, 11/30/51	228,000	151,048
Invitation Homes Operating Partnership LP
2.00%, 8/15/31	156,000	136,182
4.88%, 2/1/35	300,000	298,477
Jabil, Inc.
3.95%, 1/12/28(b)	93,000	92,757
Jackson Financial, Inc.
5.67%, 6/8/32	119,000	123,571
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. SARL
7.25%, 11/15/53	200,000	227,419
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 5/15/32(b)	419,000	378,804
6.75%, 3/15/34	345,000	383,483
6.50%, 12/1/52	270,000	282,720
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 4/20/35(e)	300,000	317,377
Jefferies Financial Group, Inc.
4.85%, 1/15/27	65,000	65,399
4.15%, 1/23/30	228,000	224,522
2.75%, 10/15/32	120,000	105,120
6.25%, 1/15/36	118,000	125,644
JetBlue Pass-Through Trust
2.75%, 5/15/32, Series 2019-1, Class AA	108,654	97,007
JM Smucker Co.
6.50%, 11/15/53	250,000	275,887
John Deere Capital Corp.
4.90%, 3/7/31	500,000	518,122
5.05%, 6/12/34	500,000	520,162
Johnson Controls International PLC
6.00%, 1/15/36	112,000	123,091
4.50%, 2/15/47	120,000	105,158
JPMorgan Chase & Co.
8.75%, 9/1/30	225,000	265,731
1.95%, 2/4/32, (1.953% fixed rate until 2/4/31; Secured Overnight Financing Rate + 1.065% thereafter)(d)	500,000	446,207
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(d)	610,000	560,650
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(d)	1,000,000	1,027,454
5.35%, 6/1/34, (5.35% fixed rate until 6/1/33; Secured Overnight Financing Rate + 1.845% thereafter)(d)	500,000	525,017
5.50%, 1/24/36, (5.502% fixed rate until 1/24/35; Secured Overnight Financing Rate + 1.315% thereafter)(d)	1,000,000	1,057,230
5.57%, 4/22/36, (5.572% fixed rate until 4/22/35; Secured Overnight Financing Rate + 1.68% thereafter)(d)	500,000	531,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
5.58%, 7/23/36, (5.576% fixed rate until 7/23/35; Secured Overnight Financing Rate + 1.635% thereafter)(d)	$250,000	$261,753
4.81%, 10/22/36, (4.81% fixed rate until 10/22/35; Secured Overnight Financing Rate + 1.19% thereafter)(d)	110,000	110,702
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(d)	665,000	606,479
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; 3-month Secured Overnight Financing Rate + 1.46% thereafter)(d)	145,000	114,260
4.85%, 2/1/44	100,000	96,217
4.95%, 6/1/45	500,000	479,961
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(d)	300,000	244,563
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(d)	250,000	181,475
Juniper Networks, Inc.
5.95%, 3/15/41	125,000	125,753
Kellanova
4.50%, 4/1/46	285,000	253,319
Kennametal, Inc.
4.63%, 6/15/28	76,000	76,538
Kentucky Utilities Co.
4.38%, 10/1/45	400,000	345,858
Kenvue, Inc.
5.05%, 3/22/53	250,000	232,423
Keurig Dr. Pepper, Inc.
5.30%, 3/15/34	500,000	510,887
4.50%, 4/15/52(b)	400,000	328,835
KeyBank NA
4.90%, 8/8/32	600,000	598,479
Kilroy Realty LP
4.25%, 8/15/29	65,000	63,887
Kimco Realty OP LLC
2.25%, 12/1/31(b)	500,000	444,630
4.25%, 4/1/45	100,000	85,585
3.70%, 10/1/49	60,000	45,500
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	224,000	258,310
5.80%, 3/15/35	114,000	120,670
6.50%, 2/1/37	582,000	641,292
6.95%, 1/15/38	500,000	569,545
5.00%, 3/1/43	100,000	92,431
5.40%, 9/1/44	58,000	55,755
Kinder Morgan, Inc.
7.80%, 8/1/31	263,000	306,442
5.20%, 6/1/33	400,000	413,426
5.05%, 2/15/46	180,000	164,807
3.25%, 8/1/50	110,000	73,651
KLA Corp.
3.30%, 3/1/50	70,000	50,015
4.95%, 7/15/52	215,000	199,972
Kraft Heinz Foods Co.
4.25%, 3/1/31	335,000	332,465
5.20%, 7/15/45	266,000	247,863
4.38%, 6/1/46	468,000	393,682
5.50%, 6/1/50(b)	321,000	305,429
Kroger Co.
5.00%, 9/15/34	500,000	507,995
5.40%, 7/15/40	165,000	167,521
5.00%, 4/15/42	55,000	52,186
5.15%, 8/1/43	200,000	190,872
4.65%, 1/15/48(b)	189,000	166,044
5.65%, 9/15/64	250,000	243,927
Kyndryl Holdings, Inc.
4.10%, 10/15/41	115,000	91,537
L3Harris Technologies, Inc.
4.40%, 6/15/28	30,000	30,231
1.80%, 1/15/31	215,000	190,577
4.85%, 4/27/35	255,000	256,339
5.05%, 4/27/45	125,000	120,947
Laboratory Corp. of America Holdings
3.60%, 9/1/27	185,000	183,971
4.55%, 4/1/32	250,000	250,877
Las Vegas Sands Corp.
3.90%, 8/8/29	59,000	57,498
Lear Corp.
4.25%, 5/15/29	58,000	57,985
2.60%, 1/15/32	250,000	223,219
Leidos, Inc.
2.30%, 2/15/31	340,000	306,295
Lockheed Martin Corp.
5.00%, 8/15/35	250,000	256,945
4.70%, 5/15/46	200,000	183,919
5.20%, 2/15/64	550,000	521,189
Lowe's Cos., Inc.
4.00%, 10/15/28	130,000	130,044
3.65%, 4/5/29	86,000	84,787
4.50%, 4/15/30	50,000	50,692
1.70%, 10/15/30	100,000	88,848
3.75%, 4/1/32	685,000	658,688
5.00%, 4/15/40	116,000	113,762
2.80%, 9/15/41	110,000	79,932
3.00%, 10/15/50	369,000	239,248
3.50%, 4/1/51	310,000	220,630
5.75%, 7/1/53	394,000	395,953
5.85%, 4/1/63	250,000	251,804
LPL Holdings, Inc.
5.65%, 3/15/35	400,000	410,615
LYB International Finance BV
5.25%, 7/15/43	110,000	97,015
LYB International Finance III LLC
4.20%, 10/15/49	210,000	154,270
4.20%, 5/1/50	200,000	146,165
3.80%, 10/1/60	210,000	133,884

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
M&T Bank Corp.
6.08%, 3/13/32, (6.082% fixed rate until 3/13/31; Secured Overnight Financing Rate + 2.26% thereafter)(d)	$350,000	$372,611
Marathon Petroleum Corp.
5.15%, 3/1/30	250,000	257,825
5.70%, 3/1/35	250,000	259,897
4.75%, 9/15/44	46,000	40,023
4.50%, 4/1/48	30,000	24,453
Markel Group, Inc.
3.50%, 11/1/27	141,000	139,387
5.00%, 4/5/46	170,000	154,339
6.00%, 5/16/54	100,000	102,919
Marriott International, Inc.
4.63%, 6/15/30, Series FF	157,000	159,482
2.85%, 4/15/31, Series HH	221,000	205,158
3.50%, 10/15/32, Series GG	678,000	635,151
Marsh & McLennan Cos., Inc.
5.00%, 3/15/35	300,000	305,426
5.35%, 11/15/44	200,000	198,596
5.45%, 3/15/54	200,000	197,164
Martin Marietta Materials, Inc.
2.40%, 7/15/31	271,000	245,187
3.20%, 7/15/51	156,000	107,316
5.50%, 12/1/54	65,000	64,757
Marvell Technology, Inc.
2.95%, 4/15/31	278,000	258,122
Mastercard, Inc.
4.35%, 1/15/32	500,000	505,190
3.95%, 2/26/48	300,000	248,171
McCormick & Co., Inc.
3.40%, 8/15/27	60,000	59,420
1.85%, 2/15/31	245,000	216,780
McDonald's Corp.
2.13%, 3/1/30	163,000	150,779
4.95%, 8/14/33(b)	230,000	238,900
4.70%, 12/9/35	217,000	217,726
4.88%, 7/15/40	40,000	39,133
3.70%, 2/15/42	200,000	165,654
4.45%, 3/1/47	451,000	392,093
4.45%, 9/1/48	350,000	302,363
Medtronic, Inc.
4.63%, 3/15/45	250,000	231,867
Merck & Co., Inc.
4.55%, 9/15/32(b)	500,000	508,697
3.90%, 3/7/39	500,000	453,195
4.00%, 3/7/49	200,000	164,247
2.90%, 12/10/61	400,000	241,066
MetLife, Inc.
5.30%, 12/15/34(b)	250,000	261,225
10.75%, 8/1/39	152,000	202,782
5.25%, 1/15/54(b)	250,000	242,169
6.35%, 3/15/55, Series G, (6.35% fixed rate until 3/15/35; 5-year Constant Maturity Treasury Rate + 2.078% thereafter)(d)	415,000	438,790
Micron Technology, Inc.
5.33%, 2/6/29	87,000	89,774
5.30%, 1/15/31	550,000	570,629
3.37%, 11/1/41	200,000	154,632
MidAmerican Energy Co.
5.30%, 2/1/55	250,000	241,958
Molson Coors Beverage Co.
5.00%, 5/1/42	69,000	64,464
4.20%, 7/15/46	220,000	180,411
Mondelez International, Inc.
2.75%, 4/13/30	43,000	40,607
1.88%, 10/15/32(b)	325,000	279,787
2.63%, 9/4/50	100,000	60,883
Montefiore Obligated Group
4.29%, 9/1/50	75,000	53,477
Moody's Corp.
4.25%, 2/1/29	75,000	75,485
4.25%, 8/8/32	320,000	316,918
5.00%, 8/5/34	250,000	256,794
Morgan Stanley
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(d)	250,000	223,086
2.51%, 10/20/32, (2.511% fixed rate until 10/20/31; Secured Overnight Financing Rate + 1.20% thereafter)(d)	500,000	450,723
5.42%, 7/21/34, (5.424% fixed rate until 7/21/33; Secured Overnight Financing Rate + 1.88% thereafter)(d)	500,000	524,720
5.47%, 1/18/35, (5.466% fixed rate until 1/18/34; Secured Overnight Financing Rate + 1.73% thereafter)(d)	550,000	576,528
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(d)	750,000	805,019
5.59%, 1/18/36, (5.587% fixed rate until 1/18/35; Secured Overnight Financing Rate + 1.418% thereafter)(d)	750,000	792,383
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5-year Constant Maturity Treasury Rate + 2.43% thereafter)(d)	500,000	528,951
3.97%, 7/22/38(d)	250,000	227,635
5.94%, 2/7/39, (5.942% fixed rate until 2/7/34; 5-year Constant Maturity Treasury Rate + 1.80% thereafter)(d)	550,000	580,872
6.38%, 7/24/42	250,000	282,725
4.38%, 1/22/47	75,000	66,117
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(d)	200,000	204,496
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(b)(d)	200,000	129,798
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(d)	150,000	151,945

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Mosaic Co.
4.05%, 11/15/27	$133,000	$132,998
5.63%, 11/15/43	98,000	95,443
Motorola Solutions, Inc.
4.60%, 5/23/29	103,000	104,343
2.75%, 5/24/31	231,000	211,548
MPLX LP
2.65%, 8/15/30	110,000	101,937
4.95%, 9/1/32	221,000	222,939
5.50%, 6/1/34	565,000	580,574
4.50%, 4/15/38	650,000	596,628
4.70%, 4/15/48	402,000	338,050
4.95%, 3/14/52	150,000	128,159
5.95%, 4/1/55	150,000	147,075
Mylan, Inc.
4.55%, 4/15/28	41,000	40,991
5.20%, 4/15/48	300,000	244,830
MyMichigan Health
3.41%, 6/1/50, Series 2020	346,000	247,177
Nasdaq, Inc.
1.65%, 1/15/31	190,000	167,988
2.50%, 12/21/40	160,000	115,287
3.95%, 3/7/52	75,000	57,991
6.10%, 6/28/63	170,000	178,853
National Health Investors, Inc.
3.00%, 2/1/31	50,000	45,442
National Rural Utilities Cooperative Finance Corp.
5.80%, 1/15/33	500,000	538,865
Netflix, Inc.
5.40%, 8/15/54(b)	200,000	198,963
Nevada Power Co.
5.90%, 5/1/53, Series GG	250,000	255,587
Newmont Corp.
2.60%, 7/15/32(b)	586,000	534,495
5.45%, 6/9/44	75,000	75,630
NextEra Energy Capital Holdings, Inc.
3.50%, 4/1/29	227,000	222,665
2.75%, 11/1/29	60,000	57,125
2.44%, 1/15/32	310,000	276,489
5.05%, 2/28/33	260,000	267,492
3.00%, 1/15/52	370,000	239,581
6.75%, 6/15/54, (6.75% fixed rate until 6/15/34; 5-year Constant Maturity Treasury Rate + 2.457% thereafter)(b)(d)	350,000	375,241
NIKE, Inc.
3.38%, 3/27/50	146,000	106,653
NiSource, Inc.
3.60%, 5/1/30	585,000	569,287
5.25%, 2/15/43	175,000	169,942
4.80%, 2/15/44	81,000	73,831
5.65%, 2/1/45	52,000	51,978
4.38%, 5/15/47	131,000	111,089
6.38%, 3/31/55, (6.375% fixed rate until 3/31/35; 5-year Constant Maturity Treasury Rate + 2.527% thereafter)(b)(d)	274,000	283,335
NNN REIT, Inc.
3.50%, 10/15/27	115,000	113,924
2.50%, 4/15/30	200,000	186,304
3.50%, 4/15/51	150,000	106,742
Norfolk Southern Corp.
2.55%, 11/1/29	93,000	87,929
3.95%, 10/1/42	112,000	94,884
3.94%, 11/1/47	163,000	131,749
4.10%, 5/15/49	133,000	108,757
2.90%, 8/25/51	130,000	84,069
3.70%, 3/15/53	510,000	378,542
3.16%, 5/15/55	25,000	16,552
4.10%, 5/15/21	285,000	203,522
Northern States Power Co.
3.60%, 9/15/47	100,000	76,986
Northrop Grumman Corp.
5.15%, 5/1/40	185,000	186,292
4.03%, 10/15/47	518,000	424,955
5.25%, 5/1/50	205,000	198,209
5.20%, 6/1/54(b)	150,000	143,505
NOV, Inc.
3.95%, 12/1/42	180,000	143,152
NSTAR Electric Co.
4.55%, 6/1/52	150,000	129,752
Nucor Corp.
2.98%, 12/15/55	250,000	158,360
Oaktree Strategic Credit Fund
8.40%, 11/14/28	290,000	312,825
Occidental Petroleum Corp.
7.50%, 5/1/31	250,000	282,131
5.38%, 1/1/32	125,000	128,046
5.55%, 10/1/34(b)	265,000	270,429
6.60%, 3/15/46	400,000	417,515
6.05%, 10/1/54(b)	200,000	194,741
Oglethorpe Power Corp.
5.95%, 11/1/39	210,000	225,468
4.50%, 4/1/47	250,000	212,077
5.25%, 9/1/50	80,000	73,876
Omega Healthcare Investors, Inc.
3.63%, 10/1/29	127,000	122,629
Omnicom Group, Inc.
2.45%, 4/30/30	168,000	155,627
Oncor Electric Delivery Co. LLC
5.65%, 11/15/33	350,000	374,905
4.10%, 11/15/48	220,000	180,251
2.70%, 11/15/51	400,000	245,568
ONEOK, Inc.
3.40%, 9/1/29	269,000	260,319
3.25%, 6/1/30	152,000	144,750
6.05%, 9/1/33	150,000	160,312
5.05%, 11/1/34	403,000	401,479
5.40%, 10/15/35(b)	500,000	507,635
5.15%, 10/15/43	147,000	135,641
4.25%, 9/15/46	123,000	98,215
4.95%, 7/13/47	325,000	289,039
4.20%, 10/3/47	201,000	158,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
4.45%, 9/1/49	$100,000	$81,613
7.15%, 1/15/51	115,000	127,840
5.70%, 11/1/54	250,000	236,329
Oracle Corp.
2.80%, 4/1/27	137,000	134,310
2.88%, 3/25/31	355,000	322,185
5.25%, 2/3/32	250,000	252,665
4.90%, 2/6/33	250,000	245,667
4.70%, 9/27/34	500,000	475,072
3.90%, 5/15/35	325,000	287,934
5.20%, 9/26/35	1,000,000	980,752
3.85%, 7/15/36	250,000	215,616
3.80%, 11/15/37	240,000	200,072
6.50%, 4/15/38	528,000	554,009
3.60%, 4/1/40	314,000	242,441
5.38%, 7/15/40	570,000	532,566
4.13%, 5/15/45	515,000	389,591
4.00%, 11/15/47	280,000	204,449
3.60%, 4/1/50	233,000	154,265
3.95%, 3/25/51	285,000	198,597
5.55%, 2/6/53	500,000	438,847
4.38%, 5/15/55	183,000	134,123
6.00%, 8/3/55	850,000	791,883
3.85%, 4/1/60(b)	251,000	164,077
4.10%, 3/25/61	470,000	317,964
O'Reilly Automotive, Inc.
4.20%, 4/1/30	275,000	274,761
1.75%, 3/15/31	40,000	35,102
Oshkosh Corp.
4.60%, 5/15/28	46,000	46,411
Otis Worldwide Corp.
2.57%, 2/15/30	448,000	419,785
3.11%, 2/15/40	15,000	11,852
Ovintiv, Inc.
7.20%, 11/1/31	531,000	590,049
Owens Corning
7.00%, 12/1/36	182,000	209,452
4.30%, 7/15/47	74,000	61,024
4.40%, 1/30/48	175,000	145,886
Pacific Gas & Electric Co.
2.50%, 2/1/31	505,000	454,908
5.80%, 5/15/34	500,000	522,171
4.45%, 4/15/42	465,000	392,374
3.75%, 8/15/42	440,000	337,876
4.95%, 7/1/50	226,000	195,225
3.50%, 8/1/50	513,000	353,575
6.75%, 1/15/53	250,000	271,621
5.90%, 10/1/54	200,000	195,748
6.15%, 3/1/55	250,000	253,112
PacifiCorp
6.25%, 10/15/37	224,000	236,820
4.10%, 2/1/42	340,000	273,229
3.30%, 3/15/51	252,000	163,779
5.80%, 1/15/55	500,000	477,700
Packaging Corp. of America
3.00%, 12/15/29	132,000	126,574
4.05%, 12/15/49	26,000	20,989
Paramount Global
4.95%, 1/15/31	456,000	450,472
4.85%, 7/1/42	155,000	124,312
5.85%, 9/1/43	152,000	136,836
5.25%, 4/1/44	133,000	108,239
4.60%, 1/15/45	137,000	104,321
4.95%, 5/19/50	105,000	81,878
Parker-Hannifin Corp.
4.10%, 3/1/47	90,000	75,860
4.00%, 6/14/49	105,000	86,067
PartnerRe Finance B LLC
4.50%, 10/1/50, (4.50% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(d)	50,000	47,278
PayPal Holdings, Inc.
3.25%, 6/1/50(b)	238,000	165,912
5.25%, 6/1/62(b)	100,000	93,790
PECO Energy Co.
2.85%, 9/15/51	100,000	63,843
PepsiCo, Inc.
4.45%, 2/15/33	500,000	511,124
5.00%, 2/7/35	500,000	517,335
5.50%, 1/15/40	185,000	196,396
4.65%, 2/15/53	210,000	189,453
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/33(b)	750,000	765,073
5.11%, 5/19/43	100,000	97,587
5.30%, 5/19/53	500,000	484,831
Pfizer, Inc.
4.88%, 11/15/35	250,000	253,242
7.20%, 3/15/39	500,000	606,140
4.13%, 12/15/46	200,000	168,470
PG&E Recovery Funding LLC
5.26%, 1/15/38, Series A-2	1,050,000	1,089,292
5.54%, 7/15/47, Series A-3	1,020,000	1,044,693
PG&E Wildfire Recovery Funding LLC
5.21%, 12/1/47, Series A-4	497,000	490,353
4.67%, 12/1/51, Series A-5	645,000	583,949
5.10%, 6/1/52, Series A-5	775,000	740,503
Philip Morris International, Inc.
5.38%, 2/15/33	500,000	524,679
5.25%, 2/13/34	250,000	259,602
4.63%, 10/29/35	250,000	246,305
4.25%, 11/10/44	400,000	345,705
Phillips 66
4.88%, 11/15/44	53,000	47,220
4.90%, 10/1/46	100,000	87,703
3.30%, 3/15/52	465,000	309,372
Phillips 66 Co.
5.25%, 6/15/31	500,000	522,013
4.68%, 2/15/45	200,000	171,718
6.20%, 3/15/56, Series B, (6.20% fixed rate until 3/15/36; 5-year Constant Maturity Treasury Rate + 2.166% thereafter)(d)	250,000	250,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Pilgrim's Pride Corp.
6.88%, 5/15/34	$300,000	$333,490
Pinnacle West Capital Corp.
5.15%, 5/15/30	500,000	516,918
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29(b)	245,000	238,069
6.65%, 1/15/37	272,000	298,365
4.90%, 2/15/45	250,000	220,171
PNC Financial Services Group, Inc.
4.81%, 10/21/32, (4.812% fixed rate until 10/21/31; Secured Overnight Financing Rate + 1.259% thereafter)(d)	500,000	510,649
5.68%, 1/22/35, (5.676% fixed rate until 1/22/34; Secured Overnight Financing Rate + 1.902% thereafter)(d)	500,000	529,911
Progress Energy, Inc.
7.75%, 3/1/31	253,000	291,472
Progressive Corp.
3.70%, 3/15/52	250,000	192,752
Prologis LP
5.00%, 1/31/35	800,000	815,764
Providence St. Joseph Health Obligated Group
3.93%, 10/1/48, Series A	270,000	213,226
Prudential Financial, Inc.
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(b)(d)	93,000	91,963
4.35%, 2/25/50	290,000	245,507
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(d)	138,000	128,702
6.75%, 3/1/53, (6.75% fixed rate until 3/1/33; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(d)	350,000	373,166
Public Service Co. of Colorado
4.50%, 6/1/52, Series 39	100,000	85,366
5.25%, 4/1/53	300,000	283,932
Public Service Electric & Gas Co.
3.80%, 1/1/43	250,000	207,038
5.45%, 3/1/54	250,000	249,695
Public Service Enterprise Group, Inc.
5.45%, 4/1/34	500,000	521,695
Public Storage Operating Co.
5.10%, 8/1/33	250,000	260,983
Puget Energy, Inc.
5.73%, 3/15/35	250,000	258,161
Puget Sound Energy, Inc.
4.22%, 6/15/48	400,000	334,460
PulteGroup, Inc.
6.00%, 2/15/35	190,000	205,824
QUALCOMM, Inc.
4.80%, 5/20/45	100,000	93,395
3.25%, 5/20/50	400,000	282,175
Quanta Services, Inc.
3.05%, 10/1/41	160,000	120,228
Quest Diagnostics, Inc.
2.80%, 6/30/31	250,000	231,286
Raymond James Financial, Inc.
3.75%, 4/1/51	250,000	188,063
Realty Income Corp.
4.50%, 2/1/33	500,000	497,390
4.65%, 3/15/47	135,000	121,377
Regal Rexnord Corp.
6.40%, 4/15/33	211,000	227,727
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	215,000	192,050
Regions Financial Corp.
5.50%, 9/6/35, (5.502% fixed rate until 9/6/34; Secured Overnight Financing Rate + 2.06% thereafter)(b)(d)	300,000	310,336
Reinsurance Group of America, Inc.
6.00%, 9/15/33	323,000	345,972
Republic Services, Inc.
1.45%, 2/15/31	180,000	157,566
1.75%, 2/15/32	303,000	262,466
2.38%, 3/15/33	350,000	307,543
Revvity, Inc.
2.55%, 3/15/31	200,000	181,266
Roper Technologies, Inc.
1.40%, 9/15/27	50,000	47,780
2.00%, 6/30/30	185,000	167,366
5.10%, 9/15/35	250,000	254,082
Ross Stores, Inc.
1.88%, 4/15/31	210,000	185,071
Royalty Pharma PLC
2.20%, 9/2/30	290,000	263,123
3.30%, 9/2/40	96,000	75,374
3.55%, 9/2/50	295,000	208,004
RPM International, Inc.
3.75%, 3/15/27	124,000	123,413
4.55%, 3/1/29	45,000	45,637
2.95%, 1/15/32	205,000	187,091
RTX Corp.
7.20%, 8/15/27	166,000	174,714
4.13%, 11/16/28	139,000	139,519
1.90%, 9/1/31	285,000	251,015
2.38%, 3/15/32	320,000	286,090
5.15%, 2/27/33	250,000	260,782
5.40%, 5/1/35	269,000	285,026
4.45%, 11/16/38	182,000	173,297
4.50%, 6/1/42	299,000	273,308
4.15%, 5/15/45	129,000	109,448
3.75%, 11/1/46	20,000	15,778
4.35%, 4/15/47	252,000	217,482
4.05%, 5/4/47	130,000	107,100
4.63%, 11/16/48	90,000	80,016
2.82%, 9/1/51	60,000	38,361
3.03%, 3/15/52	295,000	196,336
6.40%, 3/15/54	150,000	168,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Ryder System, Inc.
6.60%, 12/1/33(b)	$100,000	$112,314
S&P Global, Inc.
3.25%, 12/1/49	240,000	172,805
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	60,000	60,365
4.50%, 5/15/30	212,000	213,392
Sabra Health Care LP
3.90%, 10/15/29	174,000	170,186
Salesforce, Inc.
2.70%, 7/15/41	300,000	221,153
2.90%, 7/15/51	165,000	107,265
San Diego Gas & Electric Co.
5.35%, 4/1/53	250,000	241,146
Santander Holdings USA, Inc.
6.34%, 5/31/35, (6.342% fixed rate until 5/31/34; Secured Overnight Financing Rate + 2.138% thereafter)(d)	190,000	204,273
Sekisui House U.S., Inc.
3.97%, 8/6/61	274,000	189,732
Sempra
3.40%, 2/1/28	156,000	153,713
3.80%, 2/1/38	400,000	346,663
6.00%, 10/15/39	203,000	214,226
Sherwin-Williams Co.
2.95%, 8/15/29	140,000	134,340
4.50%, 6/1/47	275,000	239,231
Simon Property Group LP
4.75%, 3/15/42	650,000	606,385
Skyworks Solutions, Inc.
3.00%, 6/1/31	160,000	145,554
Solventum Corp.
5.40%, 3/1/29	78,000	80,703
5.60%, 3/23/34	300,000	313,751
Sonoco Products Co.
2.85%, 2/1/32(b)	245,000	221,815
Southern California Edison Co.
6.65%, 4/1/29	258,000	272,242
2.75%, 2/1/32	500,000	445,395
4.88%, 3/1/49, Series B	563,000	484,155
5.75%, 4/15/54	250,000	239,778
Southern Co.
5.20%, 6/15/33	500,000	517,405
4.25%, 7/1/36	190,000	179,130
Southern Co. Gas Capital Corp.
5.75%, 9/15/33	448,000	477,312
4.40%, 5/30/47	174,000	147,911
Southern Power Co.
5.15%, 9/15/41	195,000	190,576
5.25%, 7/15/43	235,000	226,524
4.95%, 12/15/46, Series F	60,000	54,751
Southwest Gas Corp.
4.15%, 6/1/49	150,000	122,121
Southwestern Electric Power Co.
3.85%, 2/1/48, Series L	50,000	37,892
3.25%, 11/1/51	450,000	302,457
Southwestern Public Service Co.
5.30%, 5/15/35	500,000	514,255
4.50%, 8/15/41	90,000	81,662
3.70%, 8/15/47	250,000	190,371
Spectra Energy Partners LP
5.95%, 9/25/43	150,000	153,678
Sprint Capital Corp.
8.75%, 3/15/32	222,000	270,381
Stanley Black & Decker, Inc.
4.85%, 11/15/48	210,000	185,696
Starbucks Corp.
4.00%, 11/15/28	23,000	23,007
3.55%, 8/15/29	89,000	87,580
4.80%, 2/15/33(b)	428,000	436,223
4.30%, 6/15/45	100,000	85,622
4.45%, 8/15/49	247,000	208,945
Steel Dynamics, Inc.
3.45%, 4/15/30	133,000	128,731
3.25%, 1/15/31	100,000	95,345
5.25%, 5/15/35	300,000	308,368
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31	239,000	220,268
Stryker Corp.
4.85%, 2/10/30	250,000	257,374
4.63%, 3/15/46	168,000	152,624
Sutter Health
5.55%, 8/15/53(b)	95,000	96,759
Synchrony Financial
3.95%, 12/1/27	110,000	109,137
5.15%, 3/19/29	172,000	174,839
Synopsys, Inc.
5.00%, 4/1/32	250,000	256,527
5.15%, 4/1/35	500,000	511,317
5.70%, 4/1/55	250,000	251,361
Sysco Corp.
3.25%, 7/15/27	109,000	107,722
5.95%, 4/1/30	233,000	247,548
5.38%, 9/21/35	162,000	168,874
6.60%, 4/1/50	262,000	291,626
3.15%, 12/14/51	150,000	101,362
Tampa Electric Co.
4.10%, 6/15/42	537,000	461,034
Targa Resources Corp.
5.50%, 2/15/35	450,000	462,143
4.95%, 4/15/52	235,000	201,729
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 2/1/31	690,000	693,842
Target Corp.
7.00%, 1/15/38	250,000	295,171
4.80%, 1/15/53	150,000	135,744
TC PipeLines LP
3.90%, 5/25/27	147,000	146,512
TD SYNNEX Corp.
2.65%, 8/9/31	203,000	182,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Teledyne FLIR LLC
2.50%, 8/1/30	$135,000	$125,200
Teledyne Technologies, Inc.
2.75%, 4/1/31	62,000	57,522
Texas Instruments, Inc.
5.15%, 2/8/54(b)	300,000	289,059
5.05%, 5/18/63	150,000	138,107
Thermo Fisher Scientific, Inc.
5.09%, 8/10/33	500,000	522,015
2.80%, 10/15/41	300,000	224,054
Thomas Jefferson University
3.85%, 11/1/57	177,000	127,651
Time Warner Cable LLC
7.30%, 7/1/38	176,000	187,433
5.88%, 11/15/40	75,000	69,726
5.50%, 9/1/41	370,000	328,233
Timken Co.
4.50%, 12/15/28	206,000	207,432
T-Mobile USA, Inc.
3.88%, 4/15/30	783,000	771,716
2.25%, 11/15/31	500,000	444,437
5.05%, 7/15/33	400,000	410,765
5.15%, 4/15/34	500,000	515,051
5.30%, 5/15/35	150,000	155,196
4.95%, 11/15/35	105,000	105,559
4.38%, 4/15/40	125,000	113,935
3.00%, 2/15/41	436,000	329,147
4.50%, 4/15/50	180,000	151,863
3.30%, 2/15/51	298,000	203,799
3.40%, 10/15/52	263,000	180,935
6.00%, 6/15/54	500,000	519,375
5.70%, 1/15/56	350,000	348,887
5.80%, 9/15/62	282,000	284,510
Toll Brothers Finance Corp.
4.88%, 3/15/27	45,000	45,287
3.80%, 11/1/29	150,000	147,297
Toyota Motor Credit Corp.
4.80%, 1/5/34	500,000	512,663
Trane Technologies Financing Ltd.
3.80%, 3/21/29	166,000	164,936
4.50%, 3/21/49	172,000	150,676
Trane Technologies Holdco, Inc.
5.75%, 6/15/43	50,000	52,972
Transcontinental Gas Pipe Line Co. LLC
4.60%, 3/15/48	229,000	201,494
Travelers Cos., Inc.
3.75%, 5/15/46	250,000	199,806
4.00%, 5/30/47	250,000	206,381
Trimble, Inc.
4.90%, 6/15/28	175,000	177,757
Truist Financial Corp.
5.15%, 8/5/32, (5.153% fixed rate until 8/5/31; Secured Overnight Financing Rate + 1.571% thereafter)(d)	250,000	258,311
4.92%, 7/28/33, (4.916% fixed rate until 7/28/32; Secured Overnight Financing Rate + 2.24% thereafter)(d)	304,000	304,898
4.96%, 10/23/36, (4.964% fixed rate until 10/23/35; Secured Overnight Financing Rate + 1.395% thereafter)(d)	500,000	497,933
Tucson Electric Power Co.
5.20%, 9/15/34	250,000	257,884
Tyson Foods, Inc.
4.35%, 3/1/29	70,000	70,240
4.88%, 8/15/34	216,000	216,645
5.10%, 9/28/48	289,000	268,360
U.S. Bancorp
5.85%, 10/21/33, (5.85% fixed rate until 10/21/32; Secured Overnight Financing Rate + 2.09% thereafter)(d)	500,000	536,765
4.84%, 2/1/34, (4.839% fixed rate until 2/1/33; Secured Overnight Financing Rate + 1.60% thereafter)(d)	350,000	354,665
Uber Technologies, Inc.
4.80%, 9/15/34	500,000	503,116
UDR, Inc.
3.20%, 1/15/30	158,000	151,916
Union Electric Co.
5.20%, 4/1/34	250,000	259,243
Union Pacific Corp.
2.80%, 2/14/32	300,000	276,510
5.10%, 2/20/35(b)	250,000	259,904
3.35%, 8/15/46	100,000	74,387
3.25%, 2/5/50	250,000	177,012
2.95%, 3/10/52	125,000	81,922
3.84%, 3/20/60	200,000	148,413
4.10%, 9/15/67	107,000	82,003
3.80%, 4/6/71	160,000	113,211
United Airlines Pass-Through Trust
4.15%, 8/25/31, Series 2019-1, Class AA	29,820	29,294
United Parcel Service, Inc.
5.25%, 5/14/35	250,000	261,700
3.75%, 11/15/47	130,000	102,396
4.25%, 3/15/49	200,000	168,698
5.05%, 3/3/53(b)	135,000	126,190
5.50%, 5/22/54	250,000	248,515
UnitedHealth Group, Inc.
4.95%, 1/15/32	750,000	772,682
5.30%, 6/15/35	400,000	417,409
3.50%, 8/15/39	200,000	169,267
4.75%, 7/15/45	102,000	93,383
4.20%, 1/15/47	343,000	286,450
5.05%, 4/15/53	500,000	461,551
5.38%, 4/15/54	400,000	386,912
3.88%, 8/15/59	250,000	184,881
6.05%, 2/15/63	65,000	68,188
5.50%, 4/15/64	373,000	359,711
Universal Health Services, Inc.
2.65%, 1/15/32	310,000	273,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
University of Miami
4.06%, 4/1/52, Series 2022	$195,000	$160,415
Unum Group
5.75%, 8/15/42	122,000	122,581
4.50%, 12/15/49	225,000	184,266
Valero Energy Corp.
2.15%, 9/15/27	154,000	148,825
2.80%, 12/1/31	275,000	252,296
6.63%, 6/15/37	46,000	51,398
4.90%, 3/15/45	30,000	27,302
3.65%, 12/1/51	97,000	68,162
Valmont Industries, Inc.
5.00%, 10/1/44	205,000	193,800
Ventas Realty LP
4.00%, 3/1/28	65,000	64,864
2.50%, 9/1/31	170,000	153,340
5.63%, 7/1/34	300,000	314,807
Verisk Analytics, Inc.
5.25%, 3/15/35	250,000	256,252
5.50%, 6/15/45	90,000	89,359
Verizon Communications, Inc.
4.33%, 9/21/28	141,000	142,180
3.88%, 2/8/29	147,000	146,297
3.15%, 3/22/30	109,000	104,632
2.55%, 3/21/31	57,000	52,188
2.36%, 3/15/32	953,000	842,660
5.05%, 5/9/33	250,000	257,938
4.50%, 8/10/33	750,000	743,973
4.40%, 11/1/34	141,000	137,068
4.78%, 2/15/35	400,000	397,332
5.25%, 4/2/35	350,000	358,843
5.00%, 1/15/36	500,000	500,798
4.81%, 3/15/39	250,000	240,928
2.65%, 11/20/40	290,000	211,086
3.40%, 3/22/41	236,000	186,899
2.85%, 9/3/41	254,000	185,653
4.13%, 8/15/46	230,000	187,955
4.86%, 8/21/46	600,000	542,976
4.00%, 3/22/50	299,000	232,930
2.88%, 11/20/50	375,000	237,736
3.55%, 3/22/51	466,000	338,982
5.50%, 2/23/54(b)	200,000	195,806
2.99%, 10/30/56	1,013,000	619,266
3.70%, 3/22/61	383,000	266,545
Viatris, Inc.
3.85%, 6/22/40	71,000	54,386
4.00%, 6/22/50	290,000	194,373
VICI Properties LP
5.75%, 4/1/34	250,000	259,841
6.13%, 4/1/54(b)	250,000	250,627
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	500,000	541,909
5.70%, 8/15/53	450,000	453,009
Virginia Power Fuel Securitization LLC
4.88%, 5/1/31, Series A-2	785,000	804,505
VMware LLC
3.90%, 8/21/27(b)	162,000	161,801
2.20%, 8/15/31	361,000	321,829
Vontier Corp.
2.95%, 4/1/31	110,000	100,748
Voya Financial, Inc.
4.80%, 6/15/46	52,000	46,902
Vulcan Materials Co.
3.90%, 4/1/27	111,000	110,886
4.50%, 6/15/47	80,000	70,217
4.70%, 3/1/48	255,000	228,517
5.70%, 12/1/54	100,000	102,128
Wachovia Corp.
5.50%, 8/1/35	189,000	196,828
Walt Disney Co.
2.65%, 1/13/31	500,000	468,801
6.65%, 11/15/37	250,000	289,698
3.50%, 5/13/40	250,000	211,569
5.40%, 10/1/43	150,000	152,621
4.75%, 11/15/46	200,000	185,036
3.60%, 1/13/51	250,000	189,488
Waste Connections, Inc.
2.20%, 1/15/32	231,000	204,872
Waste Management, Inc.
1.50%, 3/15/31	500,000	437,800
4.95%, 3/15/35	250,000	256,387
2.95%, 6/1/41	150,000	115,881
WEC Energy Group, Inc.
1.38%, 10/15/27	85,000	81,128
Wells Fargo & Co.
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(d)	500,000	511,497
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(d)	250,000	262,152
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(d)	500,000	529,110
5.61%, 4/23/36, (5.605% fixed rate until 4/23/35; Secured Overnight Financing Rate + 1.74% thereafter)(d)	500,000	529,996
5.95%, 12/15/36	132,000	138,348
5.61%, 1/15/44	200,000	201,720
3.90%, 5/1/45	300,000	248,107
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(d)	502,000	471,373
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(d)	500,000	441,059
Welltower OP LLC
2.80%, 6/1/31	180,000	167,275
Western Midstream Operating LP
4.05%, 2/1/30	250,000	245,690
5.45%, 11/15/34	250,000	252,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
5.25%, 2/1/50	$220,000	$191,322
Westinghouse Air Brake Technologies Corp.
4.70%, 9/15/28	149,000	150,855
Westlake Corp.
2.88%, 8/15/41	300,000	206,460
WestRock MWV LLC
8.20%, 1/15/30	36,000	41,204
Weyerhaeuser Co.
6.95%, 10/1/27	75,000	78,953
7.38%, 3/15/32	327,000	373,610
3.38%, 3/9/33	76,000	69,786
Williams Cos., Inc.
4.90%, 3/15/29	100,000	102,157
2.60%, 3/15/31	130,000	118,900
5.15%, 3/15/34	650,000	664,263
6.30%, 4/15/40	300,000	327,791
5.75%, 6/24/44	143,000	144,793
5.10%, 9/15/45	206,000	191,738
5.80%, 11/15/54(b)	150,000	151,454
Willis North America, Inc.
4.65%, 6/15/27	183,000	184,326
5.90%, 3/5/54	250,000	254,076
Wisconsin Electric Power Co.
4.30%, 10/15/48	290,000	247,298
Wisconsin Power & Light Co.
3.00%, 7/1/29	110,000	106,235
WP Carey, Inc.
5.38%, 6/30/34	250,000	259,234
WR Berkley Corp.
4.75%, 8/1/44	108,000	99,962
4.00%, 5/12/50	185,000	144,943
WRKCo, Inc.
3.00%, 6/15/33(b)	85,000	76,136
WW Grainger, Inc.
4.60%, 6/15/45	150,000	137,674
Xcel Energy, Inc.
3.40%, 6/1/30	90,000	86,852
2.35%, 11/15/31	85,000	75,894
5.50%, 3/15/34	250,000	259,717
6.50%, 7/1/36	130,000	143,857
Xylem, Inc.
1.95%, 1/30/28	145,000	139,276
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	153,000	161,400
Zoetis, Inc.
3.00%, 9/12/27	173,000	170,385
3.95%, 9/12/47	15,000	12,249
4.45%, 8/20/48	80,000	69,927
3.00%, 5/15/50(b)	145,000	98,145
Total United States		326,020,308
TOTAL CORPORATE BONDS
(Cost: $374,824,500)		371,106,446
FOREIGN GOVERNMENT AGENCIES — 0.1%
Japan — 0.1%
Japan Bank for International Cooperation
1.88%, 4/15/31	940,000	850,645
(Cost: $921,386)	940,000	850,645
FOREIGN GOVERNMENT OBLIGATIONS — 2.8%
Canada — 0.0%
Province of Manitoba Canada
4.90%, 5/31/34	250,000	260,924
Chile — 0.2%
Chile Government International Bonds
2.45%, 1/31/31	300,000	274,787
4.95%, 1/5/36	530,000	537,540
3.10%, 5/7/41	367,000	285,913
4.00%, 1/31/52(b)	500,000	404,715
Total Chile		1,502,955
Hungary — 0.0%
Hungary Government International Bonds
7.63%, 3/29/41	173,000	204,525
Indonesia — 0.3%
Indonesia Government International Bonds
4.10%, 4/24/28	260,000	260,735
2.85%, 2/14/30	550,000	520,650
4.35%, 1/11/48	425,000	370,871
5.35%, 2/11/49(b)	200,000	202,047
4.20%, 10/15/50	220,000	183,127
5.45%, 9/20/52(b)	600,000	600,678
4.45%, 4/15/70	387,000	318,438
Total Indonesia		2,456,546
Israel — 0.1%
Israel Government International Bonds
5.75%, 3/12/54	550,000	536,448
Italy — 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	550,000	529,691
4.00%, 10/17/49	350,000	272,714
Total Italy		802,405
Mexico — 0.9%
Mexico Government International Bonds
2.66%, 5/24/31	1,163,000	1,039,448
4.75%, 4/27/32	520,000	509,355
5.38%, 3/22/33	750,000	748,445
6.35%, 2/9/35	350,000	369,352
6.00%, 5/7/36	550,000	562,710
6.88%, 5/13/37	1,000,000	1,078,667
6.05%, 1/11/40	102,000	102,231
4.28%, 8/14/41	425,000	344,735
4.75%, 3/8/44	504,000	419,951
5.55%, 1/21/45(b)	425,000	396,837
4.60%, 1/23/46	600,000	480,359
4.50%, 1/31/50(b)	393,000	302,751
4.40%, 2/12/52	530,000	392,979
6.40%, 5/7/54	415,000	405,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
3.77%, 5/24/61	$795,000	$498,553
Total Mexico		7,652,136
Panama — 0.3%
Panama Government International Bonds
8.88%, 9/30/27	280,000	300,515
3.30%, 1/19/33(b)	800,000	697,313
6.70%, 1/26/36(b)	235,000	250,009
4.50%, 4/16/50	300,000	229,219
4.30%, 4/29/53(b)	295,000	218,589
4.50%, 4/1/56(b)	525,000	391,450
3.87%, 7/23/60	300,000	198,067
4.50%, 1/19/63(b)	240,000	177,565
Total Panama		2,462,727
Peru — 0.3%
Peru Government International Bonds
8.75%, 11/21/33	436,000	552,845
3.00%, 1/15/34	436,000	381,644
6.55%, 3/14/37	205,000	229,371
3.30%, 3/11/41	550,000	430,525
5.63%, 11/18/50(b)	120,000	119,264
5.88%, 8/8/54	415,000	418,646
3.60%, 1/15/72(b)	313,000	202,597
3.23%, 7/28/21	160,000	90,582
Total Peru		2,425,474
Philippines — 0.3%
Philippine Government International Bonds
5.25%, 5/14/34	250,000	260,524
Philippines Government International Bonds
3.00%, 2/1/28	670,000	655,701
9.50%, 2/2/30	180,000	216,729
6.38%, 1/15/32	160,000	177,560
3.70%, 3/1/41	200,000	169,220
3.70%, 2/2/42	455,000	380,665
2.65%, 12/10/45	440,000	295,790
3.20%, 7/6/46	940,000	684,599
Total Philippines		2,840,788
Poland — 0.1%
Republic of Poland Government International Bonds
5.13%, 9/18/34	465,000	478,395
5.50%, 4/4/53	250,000	243,685
Total Poland		722,080
Uruguay — 0.2%
Uruguay Government International Bonds
4.38%, 1/23/31	355,000	360,575
7.63%, 3/21/36	260,000	316,879
4.13%, 11/20/45	159,000	141,241
5.10%, 6/18/50	415,000	397,915
4.98%, 4/20/55	475,000	439,537
Total Uruguay		1,656,147
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $24,704,594)		23,523,155
COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.5%
United States — 6.5%
BANK
2.00%, 11/15/53, Series 2020-BNK29, Class A4	509,000	450,109
2.04%, 2/15/54, Series 2021-BNK31, Class A4	500,000	446,131
3.18%, 2/15/55, Series 2022-BNK39, Class AS	245,000	224,841
5.72%, 6/15/57, Series 2024-BNK47, Class A5	400,000	429,321
3.25%, 7/15/60, Series 2017-BNK6, Class A4	903,327	891,736
2.76%, 9/15/62, Series 2019-BNK20, Class A2	1,295,135	1,228,018
2.55%, 4/15/63, Series 2020-BNK27, Class AS	850,000	749,824
BANK5
5.77%, 6/15/57, Series 2024-5YR7, Class A3	330,000	345,552
5.61%, 8/15/57, Series 2024-5YR9, Class A3	600,000	626,478
BBCMS Mortgage Trust
3.66%, 4/15/55, Series 2022-C15, Class A5*(d)	520,000	493,531
4.60%, 6/15/55, Series 2022-C16, Class A5*(d)	500,000	500,954
5.83%, 5/15/57, Series 2024-C26, Class A5	500,000	541,488
6.01%, 7/15/57, Series 2024-5C27, Class A3	400,000	421,709
5.63%, 9/15/57, Series 2024-5C29, Class AS	400,000	413,420
5.84%, 3/15/58, Series 2025-5C33, Class A4	210,000	222,193
5.59%, 7/15/58, Series 2025-C35, Class A5*(d)	500,000	533,510
Benchmark Mortgage Trust
2.48%, 2/15/53, Series 2020-B16, Class A4	400,000	375,420
4.51%, 5/15/53, Series 2018-B7, Class A4*(d)	625,000	627,846
1.98%, 8/15/54, Series 2021-B28, Class ASB	250,000	234,259
2.58%, 11/15/54, Series 2021-B30, Class A5	400,000	360,479
3.46%, 3/15/55, Series 2022-B33, Class A5	350,000	328,436
3.79%, 4/15/55, Series 2022-B34, Class A5*(d)	250,000	235,430
4.59%, 5/15/55, Series 2022-B35, Class AS*(d)	955,000	903,363
6.54%, 5/15/55, Series 2023-V2, Class AS*(d)	500,000	520,992

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
5.52%, 4/15/56, Series 2023-B38, Class A4	$354,000	$373,351
6.42%, 1/10/57, Series 2024-V5, Class AM*(d)	325,000	340,151
5.18%, 4/15/57, Series 2025-V14, Class A3	1,375,000	1,418,681
3.72%, 3/15/62, Series 2019-B10, Class A4	1,000,000	981,740
BMO Mortgage Trust
4.97%, 7/15/54, Series 2022-C2, Class A5*(d)	500,000	511,224
5.96%, 9/15/56, Series 2023-C6, Class A5*(d)	500,000	535,883
5.86%, 2/15/57, Series 2024-5C5, Class A3	240,000	251,854
5.60%, 3/15/57, Series 2024-C8, Class A5*(d)	500,000	531,029
5.69%, 2/15/58, Series 2025-C11, Class A5	500,000	533,760
CD Mortgage Trust
3.17%, 8/15/50, Series 2017-CD5, Class A3	524,441	516,169
Citigroup Commercial Mortgage Trust
3.20%, 9/15/50, Series 2017-P8, Class A3	500,000	491,718
3.30%, 11/10/52, Series 2019-GC43, Class AS	500,000	461,599
2.87%, 8/10/56, Series 2019-GC41, Class A5	250,000	236,896
CSAIL Commercial Mortgage Trust
4.22%, 8/15/51, Series 2018-CX12, Class A4*(d)	779,577	778,043
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.43%, 1/25/27, Series K063, Class A2*(d)	350,000	348,047
3.19%, 7/25/27, Series K067, Class A2	200,000	197,903
3.19%, 9/25/27, Series K069, Class A2*(d)	608,068	601,138
1.20%, 12/25/27, Series K741, Class AM	275,000	260,666
1.60%, 12/25/27, Series K741, Class A2	500,000	479,382
3.35%, 1/25/28, Series K073, Class A2	750,000	742,984
3.85%, 5/25/28, Series K077, Class AM*(d)	300,000	300,215
4.82%, 6/25/28, Series K505, Class A2	600,000	612,729
3.93%, 7/25/28, Series K080, Class A2*(d)	400,000	401,079
4.86%, 10/25/28, Series K511, Class A2	750,000	769,535
5.36%, 1/25/29, Series K517, Class A2*(d)	1,000,000	1,041,263
2.12%, 3/25/29, Series K749, Class A2*(d)	350,000	333,079
2.79%, 6/25/29, Series K095, Class A2	1,500,000	1,450,406
3.00%, 9/25/29, Series K750, Class A2	260,000	253,007
1.23%, 10/25/29, Series K107, Class A1	253,467	242,315
2.07%, 1/25/30, Series K106, Class A2	1,500,000	1,398,418
1.38%, 7/25/30, Series K116, Class A2	1,500,000	1,342,517
1.55%, 10/25/30, Series K121, Class A2	500,000	447,715
1.66%, 12/25/30, Series K124, Class A2	340,000	304,956
3.90%, 12/25/30, Series K158, Class A2*(d)	1,500,000	1,496,372
2.11%, 1/25/31, Series K127, Class A2	1,000,000	915,553
2.13%, 11/25/31, Series K136, Class A2	1,000,000	900,905
2.58%, 5/25/32, Series K145, Class A2	700,000	641,364
2.92%, 6/25/32, Series K146, Class A2	500,000	467,086
4.40%, 6/25/32, Series K761, Class A2*(d)	800,000	813,248
3.46%, 11/25/32, Series K154, Class A3*(d)	600,000	577,128
4.50%, 7/25/33, Series K159, Class A2*(d)	1,000,000	1,019,774
4.90%, 10/25/33, Series K-161, Class A2*(d)	300,000	313,527
5.15%, 12/25/33, Series K-162, Class A2*(d)	900,000	955,037
5.00%, 5/25/34, Series K-164, Class A2	400,000	420,633
4.49%, 9/25/34, Series K-165, Class A2	450,000	457,038
4.13%, 10/25/34, Series K-168, Class A1	192,794	193,312
4.58%, 10/25/34, Series K-166, Class A2*(d)	500,000	510,412
Federal National Mortgage Association-Aces
3.27%, 2/25/29, Series 2019-M5, Class A2	1,366,968	1,344,739
2.89%, 6/25/29, Series 2019-M12, Class A2*(d)	320,643	311,284
2.44%, 10/25/29, Series 2020-M1, Class A2	1,400,000	1,330,183
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	133,890
1.52%, 11/25/30, Series 2021-M1G, Class A2*(d)	500,000	443,722
1.29%, 1/25/31, Series 2021-M3G, Class A2*(d)	260,000	228,319
3.61%, 2/25/31, Series 2019-M4, Class A2	847,639	832,812
1.76%, 11/25/31, Series 2022-M3, Class A2*(d)	400,000	349,960
1.99%, 1/25/32, Series 2022-M10, Class A2*(d)	1,000,000	890,550
4.65%, 4/25/33, Series 2023-M1S, Class A2*(d)	100,000	101,753
2.94%, 7/25/39, Series 2016-M11, Class AL	117,128	109,686
GS Mortgage Securities Trust
3.99%, 3/10/51, Series 2018-GS9, Class A4*(d)	750,000	744,551
JP Morgan Chase Commercial Mortgage Securities Trust
3.65%, 12/15/49, Series 2016-JP4, Class A4*(d)	132,000	130,494
Morgan Stanley Capital I Trust
3.53%, 6/15/50, Series 2017-H1, Class A5	500,000	494,669
4.18%, 7/15/51, Series 2018-H3, Class A5	1,000,000	999,465
2.57%, 10/15/54, Series 2021-L7, Class A5	450,000	406,086
UBS Commercial Mortgage Trust
3.49%, 8/15/50, Series 2017-C2, Class A4	1,000,000	989,974

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust
3.42%, 9/15/50, Series 2017-C39, Class A5	$500,000	$489,526
3.75%, 3/15/51, Series 2018-C43, Class A3	325,152	322,016
3.58%, 6/15/52, Series 2019-C51, Class AS	750,000	705,160
3.04%, 10/15/52, Series 2019-C53, Class A4	150,000	143,490
2.34%, 4/15/54, Series 2021-C59, Class A4	400,000	363,394
4.00%, 4/15/55, Series 2022-C62, Class A4*(d)	100,000	97,268
5.45%, 7/15/57, Series 2024-5C1, Class A2	400,000	410,345
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $53,002,148)		53,649,217
MUNICIPAL BONDS — 0.2%
United States — 0.2%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90%, 12/1/40, Series A	469,275	529,765
Municipal Electric Authority of Georgia
6.64%, 4/1/57, Series A	248,000	273,388
New Jersey Turnpike Authority
7.41%, 1/1/40, Series F	500,000	603,779
Sales Tax Securitization Corp.
4.64%, 1/1/40, Series A	90,000	89,277
State of Illinois
6.63%, 2/1/35, Series 1	76,923	81,329
University of California
4.86%, 5/15/12, Series AD	56,000	47,728
TOTAL MUNICIPAL BONDS
(Cost: $1,675,049)		1,625,266
ASSET-BACKED SECURITIES — 4.7%
United States — 4.7%
American Express Credit Account Master Trust
5.23%, 4/15/29, Series 2024-1, Class A	1,000,000	1,018,575
4.28%, 4/15/30, Series 2025-2, Class A	100,000	101,166
4.80%, 5/15/30, Series 2023-2, Class A	900,000	922,292
5.24%, 4/15/31, Series 2024-2, Class A	540,000	564,437
4.51%, 4/15/32, Series 2025-3, Class A	1,200,000	1,229,346
American Express Credit Account Master Trust Series
4.51%, 7/15/32, Series 2025-5, Class A	200,000	205,348
AmeriCredit Automobile Receivables Trust
5.84%, 7/18/29, Series 2023-2, Class B	500,000	508,880
BA Credit Card Trust
4.98%, 11/15/28, Series 2023-A2, Class A2	600,000	606,205
4.31%, 5/15/30, Series 2025-A1, Class A	1,000,000	1,012,794
Bridgecrest Lending Auto Securitization Trust
5.83%, 5/15/30, Series 2024-3, Class D	500,000	509,384
Capital One Multi-Asset Execution Trust
1.39%, 7/15/30, Series 2021-A2, Class A2	1,000,000	940,390
Capital One Prime Auto Receivables Trust
4.76%, 8/15/28, Series 2023-1, Class A4	550,000	553,929
Carmax Auto Owner Trust
4.48%, 3/15/30, Series 2025-2, Class A3	250,000	252,352
CarMax Auto Owner Trust
4.95%, 8/15/30, Series 2025-1, Class A4	258,000	263,884
Chase Issuance Trust
4.62%, 1/16/29, Series 2024-A1, Class A	1,000,000	1,008,398
5.08%, 9/15/30, Series 2023-A2, Class A	300,000	310,478
4.63%, 1/15/31, Series 2024-A2, Class A	700,000	717,631
CNH Equipment Trust
4.36%, 8/15/30, Series 2025-A, Class A3	900,000	908,995
Ford Credit Auto Lease Trust
4.78%, 2/15/29, Series 2025-A, Class A4	300,000	303,884
Ford Credit Auto Owner Trust
4.07%, 7/15/29, Series 2024-C, Class A3	750,000	751,918
5.01%, 9/15/29, Series 2024-A, Class A4	500,000	510,605
4.11%, 7/15/30, Series 2024-C, Class A4	500,000	502,960
Ford Credit Floorplan Master Owner Trust A
4.06%, 11/15/30, Series 2018-4, Class A	900,000	902,328
GM Financial Automobile Leasing Trust
4.20%, 8/20/29, Series 2025-3, Class A4	1,200,000	1,206,557
GM Financial Consumer Automobile Receivables Trust
5.03%, 9/18/28, Series 2023-1, Class B	200,000	201,651
4.62%, 12/17/29, Series 2025-1, Class A3	1,000,000	1,009,094
Harley-Davidson Motorcycle Trust
5.29%, 12/15/31, Series 2024-A, Class A4	500,000	511,890
Honda Auto Receivables Owner Trust
4.57%, 3/21/29, Series 2024-3, Class A3	1,380,000	1,389,186
4.57%, 9/21/29, Series 2025-1, Class A3	282,000	284,966
5.21%, 7/18/30, Series 2024-2, Class A4	1,000,000	1,021,975
Hyundai Auto Receivables Trust
5.04%, 9/16/30, Series 2024-B, Class B	1,000,000	1,019,520
John Deere Owner Trust
5.39%, 8/15/30, Series 2023-C, Class A4	500,000	509,816
4.34%, 6/15/32, Series 2025-B, Class A4	250,000	253,108
Mercedes-Benz Auto Lease Trust
4.69%, 2/18/31, Series 2025-A, Class A4	1,000,000	1,016,918
Mercedes-Benz Auto Receivables Trust
4.78%, 12/17/29, Series 2025-1, Class A3	1,000,000	1,012,118
Nissan Auto Lease Trust
4.92%, 11/15/27, Series 2024-B, Class A3	300,000	302,919
Nissan Auto Receivables Owner Trust
4.34%, 3/15/29, Series 2024-B, Class A3	779,000	782,136
5.18%, 4/15/31, Series 2024-A, Class A4	500,000	511,441
Santander Drive Auto Receivables Trust
4.67%, 8/15/29, Series 2025-2, Class A3	2,000,000	2,009,949
4.38%, 1/15/30, Series 2025-3, Class A3	200,000	200,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

Investments in Long Securities	Principal Amount	Value
Synchrony Card Funding LLC
5.04%, 3/15/30, Series 2024-A1, Class A	$1,000,000	$1,013,928
4.93%, 7/15/30, Series 2024-A2, Class A	200,000	203,290
4.49%, 5/15/31, Series 2025-A2, Class A	500,000	506,595
Toyota Auto Receivables Owner Trust
5.49%, 3/15/29, Series 2023-D, Class A4	1,000,000	1,027,968
4.34%, 11/15/29, Series 2025-B, Class A3	1,000,000	1,008,419
4.83%, 11/15/29, Series 2024-C, Class A4	1,240,000	1,265,103
Verizon Master Trust
4.17%, 8/20/30, Series 2024-6, Class A1A	1,750,000	1,759,710
4.71%, 1/21/31, Series 2025-1, Class A	750,000	762,680
Volkswagen Auto Loan Enhanced Trust
5.57%, 4/22/30, Series 2023-2, Class A4	250,000	256,677
4.61%, 7/21/31, Series 2025-1, Class A4	500,000	509,183
WF Card Issuance Trust
4.94%, 2/15/29, Series 2024-A1, Class A	1,000,000	1,013,242
World Financial Network Credit Card Master Note Trust
4.62%, 5/15/31, Series 2024-B, Class A	750,000	757,559
World Omni Auto Receivables Trust
4.86%, 11/15/30, Series 2025-A, Class A4	400,000	408,040
World Omni Automobile Lease Securitization Trust
5.25%, 9/17/29, Series 2024-A, Class A4	400,000	404,635
TOTAL ASSET-BACKED SECURITIES
(Cost: $38,532,609)		38,747,365
REPURCHASE AGREEMENT — 1.2%
United States — 1.2%
Citigroup, Inc., tri-party repurchase agreement dated 11/28/25 (tri-party custodian: The Bank of New York Mellon Corp.), 4.08% due 12/1/25; Proceeds at maturity – $10,313,505 (fully collateralized by U.S. Treasury Note, 4.00% due 1/15/27; Market value including accrued interest – $10,516,263)
(Cost: $10,310,000)	10,310,000	10,310,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.8%
United States — 1.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.95%(f)	8,538,053	8,538,053
WisdomTree Treasury Money Market Digital Fund, 3.95%(f)(g)	6,600,000	6,600,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $15,138,053)		15,138,053
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS — 102.5%
(Cost: $858,154,337)		850,486,231
	Principal Amount
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS — (1.4)%
Government National Mortgage Association — (0.2)%
2.00%, 11/20/55(c)	(1,825,000)	(1,521,920)
Uniform Mortgage-Backed Securities — (1.2)%
2.00%, 12/1/40(c)	(325,000)	(300,613)
2.50%, 12/1/40(c)	(475,000)	(449,045)
3.00%, 12/1/40(c)	(175,000)	(168,463)
1.50%, 1/15/55(c)	(300,000)	(233,154)
1.50%, 12/1/55(c)	(200,000)	(155,429)
2.00%, 12/1/55(c)	(1,075,000)	(875,857)
2.50%, 12/1/55(c)	(1,075,000)	(915,571)
3.00%, 12/1/55(c)	(275,000)	(244,333)
4.00%, 12/1/55(c)	(400,000)	(381,165)
4.50%, 12/1/55(c)	(500,000)	(489,552)
2.00%, 1/1/56(c)	(2,300,000)	(1,874,638)
2.50%, 1/1/56(c)	(1,700,000)	(1,448,332)
3.00%, 1/1/56(c)	(975,000)	(866,385)
3.50%, 1/1/56(c)	(400,000)	(370,020)
4.00%, 1/1/56(c)	(575,000)	(547,745)
4.50%, 1/1/56(c)	(400,000)	(391,340)
6.50%, 1/1/56(c)	(50,000)	(51,828)
Total Uniform Mortgage-Backed Securities		(9,763,470)
TOTAL TBA SALE COMMITMENTS
(Proceeds: $11,261,780)		(11,285,390)
Other Liabilities less Assets — (1.1)%		(9,206,879)
NET ASSETS — 100.0%		$829,993,962

*	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2025.
(b)	Security, or portion thereof, was on loan at November 30, 2025. At November 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $44,011,545 and the total market value of the collateral held by the Fund was $48,017,183. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $32,879,130.
(c)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(d)	Rate shown reflects the accrual rate as of November 30, 2025 on securities with variable or step rates.
(e)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f)	Rate shown represents annualized 7-day yield as of November 30, 2025.
(g)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
November 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2025 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2025	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$8,400,000	$13,200,000	$15,000,000	$—	$—	$6,600,000	$50,295

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$–	$128,483,052	$–	$128,483,052
U.S. Government Obligations	–	207,053,032	–	207,053,032
Corporate Bonds	–	371,106,446	–	371,106,446
Foreign Government Agencies	–	850,645	–	850,645
Foreign Government Obligations	–	23,523,155	–	23,523,155
Commercial Mortgage-Backed Securities	–	53,649,217	–	53,649,217
Municipal Bonds	–	1,625,266	–	1,625,266
Asset-Backed Securities	–	38,747,365	–	38,747,365
Repurchase Agreement	–	10,310,000	–	10,310,000
Investment of Cash Collateral for Securities Loaned	–	15,138,053	–	15,138,053
Total Investments in Securities	$–	$850,486,231	$–	$850,486,231
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$–	$(11,285,390)	$–	$(11,285,390)
Total-Net	$–	$839,200,841	$–	$839,200,841

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — 8.9%
Federal Agricultural Mortgage Corp. — 0.3%
3.88%, 9/3/26	$200,000	$200,009
Federal Farm Credit Bank — 1.2%
2.20%, 2/23/27	200,000	196,247
4.50%, 6/7/28	147,000	150,378
4.25%, 12/15/28	4,000	4,082
4.97%, 3/27/29	200,000	200,832
4.13%, 8/1/29	250,000	254,820
4.60%, 7/16/31	100,000	100,566
Total Federal Farm Credit Bank		906,925
Federal Home Loan Bank — 1.6%
1.50%, 6/9/26(a)	100,000	98,664
3.00%, 9/11/26	25,000	24,861
0.92%, 2/26/27	20,000	19,337
3.25%, 6/9/28	340,000	337,938
3.25%, 11/16/28	185,000	183,986
4.08%, 8/6/29	100,000	100,037
2.00%, 12/14/29	30,000	28,237
4.75%, 2/4/30	15,000	15,118
4.13%, 6/14/30	100,000	102,047
4.75%, 3/14/31	125,000	130,772
4.93%, 7/24/31	100,000	100,425
5.17%, 6/16/32	100,000	100,487
Total Federal Home Loan Bank		1,241,909
Federal Home Loan Mortgage Corp. — 1.1%
4.50%, 7/13/28	200,000	199,678
6.75%, 9/15/29	220,000	244,798
4.04%, 12/17/29(b)	100,000	86,094
4.75%, 7/15/30	300,000	300,290
Total Federal Home Loan Mortgage Corp.		830,860
Federal National Mortgage Association — 3.5%
6.25%, 5/15/29	802,000	872,430
7.13%, 1/15/30	668,000	757,646
7.25%, 5/15/30	553,000	636,155
0.88%, 8/5/30	500,000	442,151
Total Federal National Mortgage Association		2,708,382
Tennessee Valley Authority — 1.2%
7.13%, 5/1/30	400,000	456,204
3.88%, 8/1/30	500,000	504,560
Total Tennessee Valley Authority		960,764
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $6,811,649)		6,848,849
U.S. GOVERNMENT OBLIGATIONS — 32.8%
U.S. Treasury Bills — 8.9%
3.96%, 12/2/25*	2,190,000	2,189,764
3.94%, 12/9/25*	1,500,000	1,498,702
3.96%, 12/16/25*	2,925,000	2,920,245
3.92%, 1/8/26*	235,000	234,058
Total U.S. Treasury Bills		6,842,769
U.S. Treasury Bonds — 0.1%
4.75%, 5/15/55	43,000	43,568
4.75%, 8/15/55	8,400	8,514
Total U.S. Treasury Bonds		52,082
U.S. Treasury Notes — 23.8%
0.38%, 1/31/26	20,000	19,883
0.75%, 4/30/26	306,000	302,229
0.75%, 5/31/26	940,000	926,139
0.63%, 7/31/26	300,700	294,668
4.13%, 10/31/26	300,000	301,201
4.25%, 12/31/26	494,600	497,826
4.13%, 1/31/27	1,241,800	1,249,149
4.13%, 2/28/27	300,600	302,526
3.88%, 3/31/27	279,000	280,057
3.75%, 4/30/27	280,400	281,101
0.50%, 5/31/27	915,000	874,736
3.88%, 5/31/27	280,500	281,809
2.75%, 7/31/27	137,500	135,765
3.88%, 7/31/27	282,100	283,626
3.75%, 8/15/27	283,100	284,140
3.38%, 9/15/27	281,100	280,408
3.88%, 10/15/27	92,000	92,598
3.50%, 10/31/27	1,000,000	999,805
3.38%, 11/30/27	2,325,100	2,319,878
4.00%, 12/15/27	92,500	93,418
3.63%, 3/31/28	279,600	280,507
3.75%, 4/15/28	279,000	280,646
3.50%, 4/30/28	281,400	281,499
3.75%, 5/15/28	407,200	409,761
3.88%, 6/15/28	279,600	282,298
4.00%, 6/30/28	279,000	282,575
3.88%, 7/15/28	280,400	283,116
4.13%, 7/31/28	278,900	283,410
1.13%, 8/31/28	305,200	286,459
4.38%, 8/31/28	277,800	284,181
3.50%, 10/15/28	314,800	314,886
3.75%, 12/31/28	500	504
3.25%, 6/30/29	284,100	281,425
3.63%, 8/31/29	281,400	282,213
3.88%, 9/30/29	274,200	277,403
3.88%, 11/30/29	275,400	278,670
4.13%, 11/30/29	272,600	278,361
4.38%, 12/31/29	270,500	278,837
3.50%, 1/31/30	280,800	280,131
4.25%, 1/31/30	272,400	279,582
4.00%, 2/28/30	275,600	280,272
3.63%, 3/31/30	275,600	276,181
4.00%, 3/31/30	271,000	275,626
3.50%, 4/30/30	277,700	276,832
3.88%, 4/30/30	273,000	276,370
3.75%, 5/31/30	275,200	277,114
4.00%, 5/31/30	393,200	400,081
3.88%, 6/30/30	274,100	277,441
3.88%, 7/31/30	274,600	277,968
3.63%, 9/30/30	47,100	47,159
3.63%, 10/31/30	55,600	55,663
Total U.S. Treasury Notes		18,328,133
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $25,163,798)		25,222,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
CORPORATE BONDS — 47.2%
Australia — 0.1%
BHP Billiton Finance USA Ltd.
4.75%, 2/28/28	$8,000	$8,137
5.10%, 9/8/28(c)	12,000	12,370
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	5,000	5,399
Rio Tinto Finance USA PLC
4.88%, 3/14/30	18,000	18,533
Westpac Banking Corp.
4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	8,000	7,884
Woodside Finance Ltd.
5.40%, 5/19/30	36,000	37,129
Total Australia		89,452
Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29	46,000	47,063
Bermuda — 0.0%
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	5,000	4,908
Brazil — 0.1%
Suzano Austria GmbH
2.50%, 9/15/28	27,000	25,524
Vale Overseas Ltd.
3.75%, 7/8/30	30,000	28,959
Total Brazil		54,483
Canada — 1.3%
Bank of Montreal
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(a)	72,000	71,657
4.35%, 9/22/31, (4.35% fixed rate until 9/22/30; Secured Overnight Financing Index + 1.08% thereafter)(a)	20,000	20,050
Bank of Nova Scotia
1.05%, 3/2/26	14,000	13,895
1.35%, 6/24/26(c)	5,000	4,929
2.70%, 8/3/26	10,000	9,919
1.30%, 9/15/26	10,000	9,797
5.35%, 12/7/26	10,000	10,138
1.95%, 2/2/27	5,000	4,892
5.25%, 6/12/28	5,000	5,158
5.13%, 2/14/31, (5.13% fixed rate until 2/14/30; Secured Overnight Financing Rate + 1.07% thereafter)(a)(c)	16,000	16,521
Brookfield Finance, Inc.
3.90%, 1/25/28	10,000	9,970
4.85%, 3/29/29	20,000	20,368
Canadian Imperial Bank of Commerce
5.62%, 7/17/26	15,000	15,150
5.93%, 10/2/26	5,000	5,082
5.26%, 4/8/29	17,000	17,645
4.63%, 9/11/30, (4.631% fixed rate until 9/11/29; Secured Overnight Financing Rate + 1.335% thereafter)(a)(c)	6,000	6,097
5.25%, 1/13/31, (5.245% fixed rate until 1/13/30; Secured Overnight Financing Rate + 1.105% thereafter)(a)	13,000	13,475
Canadian National Railway Co.
6.90%, 7/15/28	14,000	15,056
Canadian Natural Resources Ltd.
3.85%, 6/1/27	30,000	29,893
5.00%, 12/15/29	6,000	6,148
2.95%, 7/15/30	21,000	19,799
Canadian Pacific Railway Co.
4.00%, 6/1/28	60,000	60,079
2.88%, 11/15/29	7,000	6,685
2.05%, 3/5/30	8,000	7,352
4.80%, 3/30/30	54,000	55,466
Cenovus Energy, Inc.
4.25%, 4/15/27	5,000	5,022
CGI, Inc.
1.45%, 9/14/26	5,000	4,902
4.95%, 3/14/30(d)	6,000	6,106
Enbridge, Inc.
1.60%, 10/4/26	5,000	4,901
5.90%, 11/15/26	10,000	10,158
3.70%, 7/15/27	24,000	23,859
5.30%, 4/5/29	51,000	52,683
3.13%, 11/15/29	36,000	34,523
Fairfax Financial Holdings Ltd.
4.63%, 4/29/30(c)	27,000	27,148
Magna International, Inc.
5.05%, 3/14/29	5,000	5,141
Manulife Financial Corp.
2.48%, 5/19/27	5,000	4,896
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(a)	10,000	9,958
Nutrien Ltd.
4.90%, 3/27/28	9,000	9,166
4.20%, 4/1/29	6,000	6,002
2.95%, 5/13/30	32,000	30,337
Rogers Communications, Inc.
3.63%, 12/15/25	10,000	9,995
2.90%, 11/15/26	5,000	4,940
3.20%, 3/15/27	11,000	10,861
5.00%, 2/15/29	38,000	38,759
Royal Bank of Canada
4.52%, 10/18/28, (4.522% fixed rate until 10/18/27; Secured Overnight Financing Index + 0.86% thereafter)(a)	6,000	6,057
4.97%, 8/2/30, (4.969% fixed rate until 8/2/29; Secured Overnight Financing Rate + 1.10% thereafter)(a)	56,000	57,476
5.15%, 2/4/31, (5.153% fixed rate until 2/4/30; Secured Overnight Financing Rate + 1.03% thereafter)(a)	13,000	13,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
South Bow USA Infrastructure Holdings LLC
5.03%, 10/1/29	$7,000	$7,112
TELUS Corp.
2.80%, 2/16/27	7,000	6,888
3.70%, 9/15/27	5,000	4,964
Toronto-Dominion Bank
4.69%, 9/15/27	75,000	75,978
5.16%, 1/10/28	14,000	14,323
TransCanada PipeLines Ltd.
4.25%, 5/15/28	9,000	9,027
4.10%, 4/15/30	58,000	57,501
Total Canada		1,007,336
Chile — 0.0%
Enel Americas SA
4.00%, 10/25/26	7,000	6,986
China — 0.3%
Baidu, Inc.
1.72%, 4/9/26	200,000	198,318
Finland — 0.0%
Nokia OYJ
4.38%, 6/12/27	6,000	6,010
France — 0.0%
TotalEnergies Capital International SA
3.46%, 2/19/29	18,000	17,734
Germany — 0.6%
Deutsche Bank AG
4.10%, 1/13/26	182,000	181,929
4.95%, 8/4/31, (4.95% fixed rate until 8/4/30; Secured Overnight Financing Rate + 1.30% thereafter)(a)	179,000	181,622
Deutsche Telekom International Finance BV
8.75%, 6/15/30	71,000	83,486
Total Germany		447,037
Ireland — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.95%, 3/10/55, (6.95% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.72% thereafter)(a)	173,000	181,673
Japan — 0.7%
Honda Motor Co. Ltd.
2.53%, 3/10/27	10,000	9,820
Mitsubishi UFJ Financial Group, Inc.
3.74%, 3/7/29	67,000	66,460
Mizuho Financial Group, Inc.
3.66%, 2/28/27	200,000	199,294
ORIX Corp.
5.00%, 9/13/27	5,000	5,085
4.65%, 9/10/29(c)	10,000	10,180
Sumitomo Mitsui Financial Group, Inc.
3.54%, 1/17/28	125,000	124,039
2.14%, 9/23/30	32,000	28,998
Toyota Motor Corp.
2.76%, 7/2/29	70,000	67,207
Total Japan		511,083
Luxembourg — 0.0%
ArcelorMittal SA
6.55%, 11/29/27	9,000	9,370
4.25%, 7/16/29	12,000	12,045
Total Luxembourg		21,415
Macau — 0.2%
Sands China Ltd.
2.30%, 3/8/27	200,000	194,606
Netherlands — 0.2%
Ahold Finance USA LLC
6.88%, 5/1/29	4,000	4,354
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 6/1/27	88,000	88,354
4.30%, 6/18/29	14,000	14,026
3.40%, 5/1/30	50,000	48,233
Total Netherlands		154,967
Spain — 0.2%
Banco Santander SA
4.18%, 3/24/28, (4.175% fixed rate until 3/24/27; 1-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	101,000	100,954
Telefonica Europe BV
8.25%, 9/15/30	37,000	42,628
Total Spain		143,582
Switzerland — 0.2%
ABB Finance USA, Inc.
3.80%, 4/3/28	5,000	5,030
Tyco Electronics Group SA
3.70%, 2/15/26	11,000	10,992
3.13%, 8/15/27	10,000	9,896
UBS AG
1.25%, 8/7/26	135,000	132,696
Total Switzerland		158,614
United Kingdom — 1.9%
Astrazeneca Finance LLC
4.85%, 2/26/29	25,000	25,720
4.90%, 3/3/30	11,000	11,400
Barclays PLC
5.50%, 8/9/28, (5.501% fixed rate until 8/9/27; 1-year Constant Maturity Treasury Rate + 2.65% thereafter)(a)	247,000	252,148
2.65%, 6/24/31, (2.645% fixed rate until 6/24/30; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)	236,000	218,797
BAT Capital Corp.
3.56%, 8/15/27	88,000	87,199
3.46%, 9/6/29	107,000	104,191
4.91%, 4/2/30	15,000	15,362
GlaxoSmithKline Capital PLC
3.38%, 6/1/29	16,000	15,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
HSBC Holdings PLC
5.55%, 3/4/30, (5.546% fixed rate until 3/4/29; Secured Overnight Financing Rate + 1.46% thereafter)(a)	$200,000	$207,781
Marex Group PLC
6.40%, 11/4/29	4,000	4,136
National Grid PLC
5.60%, 6/12/28	90,000	93,081
NatWest Group PLC
1.64%, 6/14/27, (1.642% fixed rate until 6/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(a)	200,000	197,318
RELX Capital, Inc.
4.00%, 3/18/29	20,000	19,970
4.75%, 3/27/30	11,000	11,244
3.00%, 5/22/30	6,000	5,711
Santander U.K. Group Holdings PLC
2.47%, 1/11/28, (2.469% fixed rate until 1/11/27; Secured Overnight Financing Rate + 1.22% thereafter)(a)	141,000	138,283
Smith & Nephew PLC
5.15%, 3/20/27	44,000	44,508
Vodafone Group PLC
7.88%, 2/15/30	20,000	22,905
Total United Kingdom		1,475,454
United States — 41.1%
3M Co.
2.88%, 10/15/27	5,000	4,912
3.63%, 9/14/28	5,000	4,969
3.38%, 3/1/29	5,000	4,905
2.38%, 8/26/29	9,000	8,488
3.05%, 4/15/30	9,000	8,624
AbbVie, Inc.
4.80%, 3/15/27	2,000	2,022
4.80%, 3/15/29	28,000	28,747
3.20%, 11/21/29	78,000	75,709
Adobe, Inc.
4.80%, 4/4/29	7,000	7,202
AEP Texas, Inc.
5.45%, 5/15/29	53,000	55,135
2.10%, 7/1/30, Series I	28,000	25,556
AES Corp.
5.45%, 6/1/28(c)	24,000	24,548
Aflac, Inc.
2.88%, 10/15/26	5,000	4,955
3.60%, 4/1/30	7,000	6,894
AGCO Corp.
5.45%, 3/21/27	5,000	5,067
Agilent Technologies, Inc.
4.20%, 9/9/27	6,000	6,020
2.75%, 9/15/29	7,000	6,661
Air Lease Corp.
5.30%, 2/1/28	5,000	5,090
5.10%, 3/1/29	12,000	12,196
3.25%, 10/1/29	22,000	21,025
3.00%, 2/1/30	50,000	46,835
Air Products & Chemicals, Inc.
4.60%, 2/8/29(c)	6,000	6,122
2.05%, 5/15/30(c)	8,000	7,365
Alexandria Real Estate Equities, Inc.
4.30%, 1/15/26	5,000	5,000
3.80%, 4/15/26	5,000	4,991
3.95%, 1/15/27	52,000	51,856
2.75%, 12/15/29(c)	8,000	7,531
Allegion PLC
3.50%, 10/1/29	4,000	3,889
Allstate Corp.
0.75%, 12/15/25	5,000	4,994
3.28%, 12/15/26	12,000	11,928
Ally Financial, Inc.
4.75%, 6/9/27	82,000	82,499
2.20%, 11/2/28	21,000	19,745
6.99%, 6/13/29, (6.992% fixed rate until 6/13/28; Secured Overnight Financing Rate + 3.26% thereafter)(a)	15,000	15,804
5.54%, 1/17/31, (5.543% fixed rate until 1/17/30; Secured Overnight Financing Index + 1.73% thereafter)(a)	8,000	8,172
Altria Group, Inc.
6.20%, 11/1/28	6,000	6,351
4.80%, 2/14/29	98,000	99,714
3.40%, 5/6/30	7,000	6,755
Amcor Finance USA, Inc.
3.63%, 4/28/26	12,000	11,969
Amcor Flexibles North America, Inc.
5.10%, 3/17/30	9,000	9,245
2.63%, 6/19/30	25,000	23,231
Amcor Group Finance PLC
5.45%, 5/23/29	6,000	6,214
Ameren Corp.
5.70%, 12/1/26	9,000	9,138
1.95%, 3/15/27	11,000	10,711
1.75%, 3/15/28	88,000	83,534
Ameren Illinois Co.
3.80%, 5/15/28	5,000	4,991
American Airlines Pass-Through Trust
3.38%, 5/1/27, Series 2015-1, Class A	23,230	22,815
3.65%, 2/15/29, Series 2017-1, Class AA	2,956	2,900
3.35%, 10/15/29, Series 2017-2, Class AA	9,505	9,167
American Electric Power Co., Inc.
7.05%, 12/15/54, (7.05% fixed rate until 12/15/29; 5-year Constant Maturity Treasury Rate + 2.75% thereafter)(a)	3,000	3,152
American Express Co.
2.55%, 3/4/27	18,000	17,711
3.30%, 5/3/27	15,000	14,893
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(a)	33,000	34,544
5.09%, 1/30/31, (5.085% fixed rate until 1/30/30; Secured Overnight Financing Index + 1.02% thereafter)(a)	14,000	14,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
American Homes 4 Rent LP
4.90%, 2/15/29	$26,000	$26,508
American Honda Finance Corp.
1.30%, 9/9/26	5,000	4,901
2.30%, 9/9/26	5,000	4,935
2.35%, 1/8/27	5,000	4,910
4.90%, 3/12/27	6,000	6,064
4.70%, 1/12/28	28,000	28,387
3.50%, 2/15/28	5,000	4,951
2.00%, 3/24/28	5,000	4,779
5.13%, 7/7/28	5,000	5,134
American International Group, Inc.
4.85%, 5/7/30	7,000	7,180
American National Group, Inc.
5.00%, 6/15/27	6,000	6,043
5.75%, 10/1/29	5,000	5,182
American Tower Corp.
2.75%, 1/15/27	27,000	26,617
3.65%, 3/15/27	7,000	6,957
3.55%, 7/15/27	8,000	7,933
3.60%, 1/15/28	2,000	1,980
1.50%, 1/31/28	2,000	1,894
5.50%, 3/15/28(c)	2,000	2,059
5.25%, 7/15/28	23,000	23,636
5.80%, 11/15/28	2,000	2,089
5.20%, 2/15/29	2,000	2,059
3.95%, 3/15/29	2,000	1,985
3.80%, 8/15/29	25,000	24,632
2.90%, 1/15/30(c)	11,000	10,419
2.10%, 6/15/30	111,000	100,906
1.88%, 10/15/30	25,000	22,330
American Water Capital Corp.
2.95%, 9/1/27	12,000	11,812
3.45%, 6/1/29	7,000	6,875
2.80%, 5/1/30	26,000	24,704
Ameriprise Financial, Inc.
5.70%, 12/15/28	15,000	15,718
Amgen, Inc.
2.20%, 2/21/27	56,000	54,799
3.20%, 11/2/27	87,000	85,833
5.15%, 3/2/28	11,000	11,260
1.65%, 8/15/28	3,000	2,823
3.00%, 2/22/29	2,000	1,938
4.05%, 8/18/29	23,000	22,979
2.45%, 2/21/30	122,000	113,782
Amphenol Corp.
5.05%, 4/5/29	7,000	7,221
4.35%, 6/1/29(c)	19,000	19,228
2.80%, 2/15/30	3,000	2,854
Amrize Finance U.S. LLC
4.95%, 4/7/30(d)	37,000	37,991
Analog Devices, Inc.
3.45%, 6/15/27	5,000	4,967
4.50%, 6/15/30	10,000	10,180
Aon Corp.
3.75%, 5/2/29	7,000	6,917
2.80%, 5/15/30	11,000	10,379
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27	56,000	55,031
Aon North America, Inc.
5.13%, 3/1/27	69,000	69,855
5.15%, 3/1/29	10,000	10,313
Apollo Debt Solutions BDC
6.90%, 4/13/29	4,000	4,197
5.88%, 8/30/30(d)	24,000	24,343
Appalachian Power Co.
3.30%, 6/1/27, Series X	79,000	78,181
Applied Materials, Inc.
3.30%, 4/1/27	10,000	9,940
4.80%, 6/15/29	4,000	4,112
AppLovin Corp.
5.13%, 12/1/29	7,000	7,168
Aptiv Swiss Holdings Ltd.
4.35%, 3/15/29	20,000	20,143
Archer-Daniels-Midland Co.
2.50%, 8/11/26	10,000	9,905
3.25%, 3/27/30	6,000	5,804
Ares Capital Corp.
7.00%, 1/15/27	90,000	92,360
2.88%, 6/15/27	8,000	7,818
5.95%, 7/15/29	25,000	25,717
5.50%, 9/1/30	26,000	26,246
Ares Management Corp.
6.38%, 11/10/28	16,000	16,924
Ares Strategic Income Fund
6.35%, 8/15/29	5,000	5,158
5.60%, 2/15/30	20,000	20,119
5.80%, 9/9/30(d)	47,000	47,554
Arizona Public Service Co.
2.60%, 8/15/29	4,000	3,791
Arrow Electronics, Inc.
5.15%, 8/21/29	8,000	8,203
Arthur J Gallagher & Co.
4.60%, 12/15/27	11,000	11,110
4.85%, 12/15/29	8,000	8,183
Assurant, Inc.
3.70%, 2/22/30	4,000	3,899
AT&T, Inc.
4.35%, 3/1/29	67,000	67,412
4.30%, 2/15/30	50,000	50,295
4.70%, 8/15/30	109,000	111,153
Athene Holding Ltd.
4.13%, 1/12/28	14,000	13,968
Atlassian Corp.
5.25%, 5/15/29	4,000	4,107
Atmos Energy Corp.
3.00%, 6/15/27	5,000	4,945
Autodesk, Inc.
2.85%, 1/15/30	19,000	18,025
AutoNation, Inc.
1.95%, 8/1/28	4,000	3,766

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
AutoZone, Inc.
3.13%, 4/21/26	$15,000	$14,941
3.75%, 6/1/27	11,000	10,954
5.10%, 7/15/29	17,000	17,536
5.13%, 6/15/30	45,000	46,600
AvalonBay Communities, Inc.
3.30%, 6/1/29	10,000	9,755
Avangrid, Inc.
3.80%, 6/1/29	26,000	25,687
Avery Dennison Corp.
2.65%, 4/30/30	7,000	6,558
Avnet, Inc.
6.25%, 3/15/28	79,000	81,932
AXIS Specialty Finance LLC
4.90%, 1/15/40, (4.90% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.186% thereafter)(a)	8,000	7,726
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/26	10,000	9,955
2.55%, 10/13/26	5,000	4,913
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26	5,000	4,903
3.34%, 12/15/27	11,000	10,878
Baltimore Gas & Electric Co.
2.40%, 8/15/26	5,000	4,947
Bank of America Corp.
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	4,000	3,930
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(a)	45,000	44,658
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	129,000	127,485
4.98%, 1/24/29, (4.979% fixed rate until 1/24/28; Secured Overnight Financing Rate + 0.83% thereafter)(a)	106,000	108,038
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(a)	70,000	66,704
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month Secured Overnight Financing Rate + 1.472% thereafter)(a)	15,000	14,942
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month Secured Overnight Financing Rate + 1.452% thereafter)(a)	46,000	43,918
Bank of New York Mellon Corp.
3.00%, 10/30/28	4,000	3,894
3.30%, 8/23/29	22,000	21,417
Barings BDC, Inc.
7.00%, 2/15/29	5,000	5,177
Baxter International, Inc.
1.92%, 2/1/27	111,000	108,179
2.27%, 12/1/28	10,000	9,417
Becton Dickinson & Co.
4.69%, 2/13/28	6,000	6,080
5.08%, 6/7/29	101,000	103,971
2.82%, 5/20/30	5,000	4,720
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	16,000	15,748
Berry Global, Inc.
1.57%, 1/15/26	30,000	29,892
1.65%, 1/15/27	71,000	68,937
Best Buy Co., Inc.
4.45%, 10/1/28	25,000	25,274
BGC Group, Inc.
8.00%, 5/25/28	76,000	81,214
6.60%, 6/10/29	3,000	3,132
6.15%, 4/2/30	7,000	7,219
Biogen, Inc.
2.25%, 5/1/30	35,000	32,218
Bio-Rad Laboratories, Inc.
3.30%, 3/15/27	5,000	4,948
Black Hills Corp.
3.95%, 1/15/26	5,000	4,997
3.15%, 1/15/27	13,000	12,859
Blackstone Private Credit Fund
2.63%, 12/15/26	58,000	56,832
3.25%, 3/15/27	23,000	22,599
5.60%, 11/22/29	20,000	20,250
5.05%, 9/10/30	36,000	35,534
Blackstone Secured Lending Fund
5.88%, 11/15/27	64,000	65,350
2.85%, 9/30/28	24,000	22,694
Block Financial LLC
3.88%, 8/15/30	22,000	21,315
Blue Owl Capital Corp.
3.40%, 7/15/26	10,000	9,926
2.63%, 1/15/27	67,000	65,299
5.95%, 3/15/29(c)	17,000	17,229
Blue Owl Credit Income Corp.
3.13%, 9/23/26	89,000	87,881
4.70%, 2/8/27	5,000	4,978
7.95%, 6/13/28	12,000	12,721
6.60%, 9/15/29	8,000	8,229
5.80%, 3/15/30	24,000	23,977
Blue Owl Technology Finance Corp.
6.10%, 3/15/28(d)	51,000	51,173
6.75%, 4/4/29(c)	5,000	5,095
BNSF Funding Trust I
6.61%, 12/15/55, (6.613% fixed rate until 1/15/26; Secured Overnight Financing Rate + 2.35% thereafter)(a)	5,000	5,016
Boardwalk Pipelines LP
5.95%, 6/1/26	5,000	5,023
4.80%, 5/3/29	9,000	9,121
Boeing Co.
2.75%, 2/1/26	107,000	106,852
2.70%, 2/1/27	85,000	83,567
6.26%, 5/1/27	40,000	41,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
2.95%, 2/1/30	$185,000	$175,180
Booking Holdings, Inc.
3.55%, 3/15/28	5,000	4,961
BorgWarner, Inc.
2.65%, 7/1/27	16,000	15,667
4.95%, 8/15/29	4,000	4,096
Boston Properties LP
2.75%, 10/1/26	84,000	82,982
6.75%, 12/1/27	5,000	5,236
3.40%, 6/21/29	19,000	18,363
2.90%, 3/15/30	6,000	5,628
BP Capital Markets America, Inc.
3.12%, 5/4/26	10,000	10,000
3.02%, 1/16/27	10,000	9,907
3.54%, 4/6/27	5,000	4,984
3.59%, 4/14/27	5,000	4,979
3.94%, 9/21/28	10,000	10,010
4.23%, 11/6/28	5,000	5,042
4.70%, 4/10/29	21,000	21,440
4.87%, 11/25/29	4,000	4,117
3.63%, 4/6/30	8,000	7,876
BP Capital Markets PLC
3.28%, 9/19/27(c)	10,000	9,910
3.72%, 11/28/28	5,000	4,972
Brixmor Operating Partnership LP
4.13%, 6/15/26	14,000	13,995
3.90%, 3/15/27	79,000	78,773
4.13%, 5/15/29	8,000	7,959
Broadcom, Inc.
5.05%, 7/12/29	43,000	44,427
4.35%, 2/15/30	51,000	51,451
5.05%, 4/15/30	16,000	16,572
4.60%, 7/15/30	156,000	159,095
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	5,000	4,977
2.90%, 12/1/29	6,000	5,701
Brown & Brown, Inc.
4.50%, 3/15/29	18,000	18,081
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	3,000	2,989
4.10%, 1/7/28	9,000	9,026
4.20%, 9/17/29	9,000	9,014
4.55%, 8/4/30	27,000	27,330
Burlington Northern Santa Fe LLC
3.25%, 6/15/27	5,000	4,965
Cadence Design Systems, Inc.
4.30%, 9/10/29	9,000	9,054
Camden Property Trust
4.10%, 10/15/28(c)	5,000	5,023
3.15%, 7/1/29	3,000	2,903
2.80%, 5/15/30	6,000	5,675
Campbell's Company/The
5.20%, 3/19/27	9,000	9,123
5.20%, 3/21/29	9,000	9,268
2.38%, 4/24/30	26,000	23,986
Capital One Financial Corp.
3.65%, 5/11/27	68,000	67,642
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(a)(c)	117,000	114,517
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	19,000	19,955
5.46%, 7/26/30, (5.463% fixed rate until 7/26/29; Secured Overnight Financing Rate + 1.56% thereafter)(a)	73,000	75,797
4.49%, 9/11/31, (4.493% fixed rate until 9/11/30; Secured Overnight Financing Rate + 1.25% thereafter)(a)	92,000	91,983
Cardinal Health, Inc.
4.70%, 11/15/26	74,000	74,511
5.00%, 11/15/29	18,000	18,536
Carlisle Cos., Inc.
2.75%, 3/1/30(c)	21,000	19,842
Carrier Global Corp.
2.49%, 2/15/27	16,000	15,711
2.72%, 2/15/30	47,000	44,309
Caterpillar Financial Services Corp.
1.15%, 9/14/26	50,000	48,978
1.70%, 1/8/27	13,000	12,714
4.80%, 1/8/30	7,000	7,266
Caterpillar, Inc.
2.60%, 4/9/30	6,000	5,686
CBRE Services, Inc.
5.50%, 4/1/29	5,000	5,192
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	10,000	9,841
3.28%, 12/1/28	10,000	9,679
5.10%, 3/1/30	34,000	34,730
Cencora, Inc.
3.45%, 12/15/27	29,000	28,688
2.80%, 5/15/30	79,000	74,631
Centene Corp.
4.25%, 12/15/27	22,000	21,744
2.45%, 7/15/28	24,000	22,368
4.63%, 12/15/29	11,000	10,652
3.38%, 2/15/30	127,000	116,895
3.00%, 10/15/30	61,000	54,504
CenterPoint Energy Houston Electric LLC
2.40%, 9/1/26, Series Z	5,000	4,944
3.00%, 2/1/27, Series AA	5,000	4,954
5.20%, 10/1/28	40,000	41,324
4.80%, 3/15/30	22,000	22,597
CenterPoint Energy Resources Corp.
5.25%, 3/1/28	5,000	5,132
CenterPoint Energy, Inc.
5.40%, 6/1/29	28,000	29,060
7.00%, 2/15/55, Series A, (7.00% fixed rate until 2/15/30; 5-year Constant Maturity Treasury Rate + 3.254% thereafter)(a)	5,000	5,234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
Charles Schwab Corp.
0.90%, 3/11/26	$10,000	$9,914
1.15%, 5/13/26	9,000	8,887
5.88%, 8/24/26	10,000	10,120
3.20%, 3/2/27	5,000	4,956
3.30%, 4/1/27	5,000	4,962
3.20%, 1/25/28	5,000	4,932
2.00%, 3/20/28	10,000	9,606
4.00%, 2/1/29(c)	5,000	5,019
5.64%, 5/19/29, (5.643% fixed rate until 5/19/28; Secured Overnight Financing Rate + 2.21% thereafter)(a)	10,000	10,392
6.20%, 11/17/29, (6.196% fixed rate until 11/17/28; Secured Overnight Financing Rate + 1.878% thereafter)(a)	10,000	10,616
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 2/15/28	4,000	3,939
2.25%, 1/15/29	31,000	28,866
6.10%, 6/1/29	87,000	90,824
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	29,000	29,303
3.70%, 11/15/29	9,000	8,806
Cheniere Energy Partners LP
4.50%, 10/1/29	26,000	26,017
Cheniere Energy, Inc.
4.63%, 10/15/28	17,000	17,004
Chubb INA Holdings LLC
4.65%, 8/15/29	74,000	75,771
Cigna Group
4.50%, 2/25/26	15,000	15,005
1.25%, 3/15/26	8,000	7,935
3.05%, 10/15/27	4,000	3,937
5.00%, 5/15/29	37,000	38,050
2.40%, 3/15/30(c)	10,000	9,301
4.50%, 9/15/30	93,000	93,793
Cincinnati Financial Corp.
6.92%, 5/15/28	5,000	5,341
Cisco Systems, Inc.
4.85%, 2/26/29	59,000	60,678
4.75%, 2/24/30	39,000	40,154
Citigroup, Inc.
3.07%, 2/24/28, (3.07% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(a)	20,000	19,751
4.66%, 5/24/28, (4.658% fixed rate until 5/24/27; Secured Overnight Financing Rate + 1.887% thereafter)(a)	85,000	85,737
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(a)	20,000	19,866
4.13%, 7/25/28	32,000	32,031
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(a)	21,000	21,616
4.54%, 9/19/30, (4.542% fixed rate until 9/19/29; Secured Overnight Financing Rate + 1.338% thereafter)(a)	147,000	148,500
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(a)	88,000	82,513
5.59%, 11/19/34, (5.592% fixed rate until 11/19/29; 5-year Constant Maturity Treasury Rate + 1.28% thereafter)(a)	24,000	24,711
Citizens Financial Group, Inc.
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)(c)	7,000	7,296
2.50%, 2/6/30	86,000	79,657
5.25%, 3/5/31, (5.253% fixed rate until 3/5/30; Secured Overnight Financing Rate + 1.259% thereafter)(a)	12,000	12,309
Clorox Co.
4.40%, 5/1/29	11,000	11,127
CMS Energy Corp.
3.00%, 5/15/26	3,000	2,983
CNA Financial Corp.
3.45%, 8/15/27	10,000	9,892
3.90%, 5/1/29	4,000	3,965
CNH Industrial Capital LLC
4.55%, 4/10/28	6,000	6,052
5.10%, 4/20/29	14,000	14,363
4.50%, 10/16/30	33,000	33,105
CNH Industrial NV
3.85%, 11/15/27	7,000	6,983
CNO Financial Group, Inc.
5.25%, 5/30/29	4,000	4,077
Coca-Cola Co.
2.90%, 5/25/27	15,000	14,843
1.45%, 6/1/27	5,000	4,839
1.50%, 3/5/28	5,000	4,775
1.00%, 3/15/28(c)	10,000	9,432
2.13%, 9/6/29	5,000	4,716
Coca-Cola Consolidated, Inc.
5.25%, 6/1/29	18,000	18,666
Colgate-Palmolive Co.
4.60%, 3/1/28	8,000	8,151
4.20%, 5/1/30	72,000	72,938
Comcast Corp.
5.35%, 11/15/27	5,000	5,135
3.15%, 2/15/28	15,000	14,737
3.55%, 5/1/28	20,000	19,831
4.15%, 10/15/28	35,000	35,193
4.55%, 1/15/29	5,000	5,073
5.10%, 6/1/29	9,000	9,306
3.40%, 4/1/30(c)	9,000	8,730
Comerica, Inc.
4.00%, 2/1/29	17,000	16,840
5.98%, 1/30/30, (5.982% fixed rate until 1/30/29; Secured Overnight Financing Rate + 2.155% thereafter)(a)	9,000	9,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
CommonSpirit Health
3.35%, 10/1/29	$8,000	$7,760
Commonwealth Edison Co.
2.55%, 6/15/26	5,000	4,964
2.95%, 8/15/27, Series 122	15,000	14,794
3.70%, 8/15/28	5,000	4,984
2.20%, 3/1/30	12,000	11,141
Conagra Brands, Inc.
5.30%, 10/1/26	14,000	14,133
4.85%, 11/1/28	47,000	47,618
5.00%, 8/1/30	21,000	21,324
Concentrix Corp.
6.65%, 8/2/26	10,000	10,114
6.60%, 8/2/28(c)	6,000	6,195
ConocoPhillips Co.
6.95%, 4/15/29	6,000	6,557
4.70%, 1/15/30	10,000	10,230
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27, Series B	5,000	4,928
4.00%, 12/1/28, Series D	5,000	5,014
Constellation Brands, Inc.
3.50%, 5/9/27	29,000	28,773
4.35%, 5/9/27	13,000	13,056
3.60%, 2/15/28	29,000	28,723
3.15%, 8/1/29	82,000	79,116
2.88%, 5/1/30	12,000	11,308
Constellation Energy Generation LLC
5.60%, 3/1/28(c)	22,000	22,749
Consumers Energy Co.
4.65%, 3/1/28	36,000	36,576
4.90%, 2/15/29	9,000	9,254
Continental Resources, Inc.
4.38%, 1/15/28	14,000	13,964
COPT Defense Properties LP
2.00%, 1/15/29(c)	5,000	4,664
Corebridge Financial, Inc.
3.85%, 4/5/29	16,000	15,772
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	11,000	11,238
Costco Wholesale Corp.
1.38%, 6/20/27	10,000	9,671
Coterra Energy, Inc.
4.38%, 3/15/29	13,000	13,030
Crown Castle, Inc.
4.00%, 3/1/27	4,000	3,987
2.90%, 3/15/27	48,000	47,192
3.65%, 9/1/27	103,000	102,056
5.00%, 1/11/28	5,000	5,077
5.60%, 6/1/29	8,000	8,317
3.10%, 11/15/29	19,000	18,133
3.30%, 7/1/30	28,000	26,615
CSX Corp.
4.25%, 3/15/29	12,000	12,121
2.40%, 2/15/30(c)	38,000	35,718
CubeSmart LP
3.13%, 9/1/26	5,000	4,962
3.00%, 2/15/30	6,000	5,703
Cummins, Inc.
4.90%, 2/20/29	4,000	4,122
CVS Health Corp.
1.30%, 8/21/27	60,000	57,232
5.00%, 1/30/29	12,000	12,281
3.25%, 8/15/29	67,000	64,747
5.13%, 2/21/30	22,000	22,659
3.75%, 4/1/30	20,000	19,540
1.75%, 8/21/30	110,000	97,825
Darden Restaurants, Inc.
4.35%, 10/15/27	5,000	5,026
4.55%, 10/15/29	7,000	7,068
DCP Midstream Operating LP
5.13%, 5/15/29	8,000	8,199
Deere & Co.
3.10%, 4/15/30	50,000	48,322
Dell International LLC/EMC Corp.
4.90%, 10/1/26	81,000	81,447
4.75%, 4/1/28	81,000	82,125
5.30%, 10/1/29	34,000	35,126
4.35%, 2/1/30	16,000	16,016
5.00%, 4/1/30	10,000	10,262
Delta Air Lines Pass-Through Trust
2.00%, 6/10/28, Series 2020-1, Class AA	22,433	21,571
Delta Air Lines, Inc.
4.95%, 7/10/28	81,000	82,286
Devon Energy Corp.
4.50%, 1/15/30(c)	25,000	25,071
DH Europe Finance II SARL
2.60%, 11/15/29	7,000	6,643
Diamondback Energy, Inc.
3.25%, 12/1/26	10,000	9,920
5.20%, 4/18/27	12,000	12,170
5.15%, 1/30/30	46,000	47,371
Digital Realty Trust LP
4.45%, 7/15/28	79,000	79,661
3.60%, 7/1/29	14,000	13,739
Discover Financial Services
4.50%, 1/30/26	11,000	11,000
4.10%, 2/9/27	20,000	19,993
DOC DR LLC
4.30%, 3/15/27	9,000	9,011
3.95%, 1/15/28	69,000	68,651
Dollar General Corp.
5.20%, 7/5/28	18,000	18,451
3.50%, 4/3/30	31,000	29,991
Dollar Tree, Inc.
4.20%, 5/15/28(c)	91,000	90,958
Dominion Energy, Inc.
2.85%, 8/15/26, Series D	5,000	4,957
3.60%, 3/15/27, Series B	5,000	4,976
4.60%, 5/15/28	30,000	30,385
3.38%, 4/1/30, Series C	99,000	95,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
Dow Chemical Co.
7.38%, 11/1/29(c)	$77,000	$85,376
DR Horton, Inc.
1.30%, 10/15/26	5,000	4,885
DTE Electric Co.
4.85%, 12/1/26	5,000	5,055
1.90%, 4/1/28, Series A	43,000	41,162
2.25%, 3/1/30	11,000	10,241
DTE Energy Co.
4.95%, 7/1/27	33,000	33,419
4.88%, 6/1/28	33,000	33,603
3.40%, 6/15/29, Series C	16,000	15,572
5.20%, 4/1/30	28,000	28,978
Duke Energy Carolinas LLC
3.95%, 11/15/28	5,000	5,017
2.45%, 8/15/29	37,000	35,047
Duke Energy Corp.
4.85%, 1/5/27	43,000	43,373
4.30%, 3/15/28	43,000	43,229
Duke Energy Florida LLC
2.50%, 12/1/29	8,000	7,563
Duke Energy Florida Project Finance LLC
2.54%, 9/1/29, Series 2026	5,864	5,684
Duke Energy Ohio, Inc.
3.65%, 2/1/29(c)	53,000	52,586
Duke Energy Progress LLC
3.70%, 9/1/28	54,000	53,781
3.45%, 3/15/29	5,000	4,928
DuPont de Nemours, Inc.
4.73%, 11/15/28	13,000	13,176
DXC Technology Co.
1.80%, 9/15/26	10,000	9,806
2.38%, 9/15/28(c)	5,000	4,701
Eastman Chemical Co.
5.00%, 8/1/29	23,000	23,479
Eaton Corp.
4.35%, 5/18/28	5,000	5,061
Eaton Vance Corp.
3.50%, 4/6/27	5,000	4,972
eBay, Inc.
1.40%, 5/10/26	10,000	9,886
3.60%, 6/5/27	10,000	9,936
2.70%, 3/11/30	19,000	17,877
Ecolab, Inc.
1.65%, 2/1/27	19,000	18,530
Edison International
4.13%, 3/15/28	20,000	19,773
5.25%, 11/15/28	19,000	19,286
5.45%, 6/15/29	18,000	18,317
Edwards Lifesciences Corp.
4.30%, 6/15/28	8,000	8,035
EIDP, Inc.
2.30%, 7/15/30	77,000	71,456
Elevance Health, Inc.
3.65%, 12/1/27	4,000	3,973
2.88%, 9/15/29(c)	61,000	58,254
4.75%, 2/15/30	14,000	14,300
2.25%, 5/15/30	45,000	41,428
Eli Lilly & Co.
4.15%, 8/14/27	2,000	2,015
4.50%, 2/9/29	18,000	18,362
3.38%, 3/15/29	7,000	6,909
4.20%, 8/14/29	19,000	19,232
4.75%, 2/12/30	7,000	7,219
Emerson Electric Co.
1.80%, 10/15/27(c)	19,000	18,341
Enact Holdings, Inc.
6.25%, 5/28/29	5,000	5,248
Energy Transfer LP
4.40%, 3/15/27	4,000	4,008
4.20%, 4/15/27	24,000	24,005
4.00%, 10/1/27	82,000	81,845
5.55%, 2/15/28	90,000	92,658
5.25%, 7/1/29	12,000	12,389
4.15%, 9/15/29	47,000	46,773
5.20%, 4/1/30	7,000	7,246
5.95%, 5/15/54	4,000	3,861
Enstar Group Ltd.
4.95%, 6/1/29	84,000	85,099
Entergy Arkansas LLC
4.00%, 6/1/28	5,000	5,011
Entergy Corp.
2.95%, 9/1/26	95,000	94,191
7.13%, 12/1/54, (7.125% fixed rate until 12/1/29; 5-year Constant Maturity Treasury Rate + 2.67% thereafter)(a)	10,000	10,534
Entergy Louisiana LLC
2.40%, 10/1/26	5,000	4,937
3.12%, 9/1/27	5,000	4,936
3.25%, 4/1/28	5,000	4,935
Entergy Mississippi LLC
2.85%, 6/1/28	5,000	4,877
Enterprise Products Operating LLC
3.95%, 2/15/27	5,000	5,004
4.15%, 10/16/28	10,000	10,068
2.80%, 1/31/30	60,000	57,080
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(a)(c)	18,000	17,974
EOG Resources, Inc.
4.38%, 4/15/30	20,000	20,185
EPR Properties
4.75%, 12/15/26	58,000	58,144
3.75%, 8/15/29	8,000	7,750
EQT Corp.
5.70%, 4/1/28	7,000	7,232
5.00%, 1/15/29	11,000	11,163
7.00%, 2/1/30	21,000	22,843
7.50%, 6/1/30	36,000	39,748
Equifax, Inc.
5.10%, 6/1/28	9,000	9,183
4.80%, 9/15/29	30,000	30,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
Equinix, Inc.
2.00%, 5/15/28(c)	$17,000	$16,211
3.20%, 11/18/29	21,000	20,189
2.15%, 7/15/30	42,000	38,165
Equitable Holdings, Inc.
4.35%, 4/20/28	4,000	4,018
ERP Operating LP
3.25%, 8/1/27	5,000	4,946
3.50%, 3/1/28	5,000	4,952
4.15%, 12/1/28	5,000	5,027
2.50%, 2/15/30(c)	8,000	7,518
Essent Group Ltd.
6.25%, 7/1/29	4,000	4,188
Essential Utilities, Inc.
3.57%, 5/1/29	5,000	4,896
Essex Portfolio LP
3.38%, 4/15/26	10,000	9,966
4.00%, 3/1/29	22,000	21,888
Estee Lauder Cos., Inc.
2.38%, 12/1/29	90,000	84,386
Evergy Kansas Central, Inc.
3.10%, 4/1/27	5,000	4,947
4.70%, 3/13/28	81,000	81,979
Eversource Energy
5.00%, 1/1/27	82,000	82,725
2.90%, 3/1/27	38,000	37,398
4.60%, 7/1/27	24,000	24,147
5.45%, 3/1/28	15,000	15,369
Exelon Corp.
2.75%, 3/15/27	57,000	56,062
5.15%, 3/15/28	44,000	45,002
5.15%, 3/15/29	8,000	8,244
Expedia Group, Inc.
4.63%, 8/1/27	12,000	12,083
3.25%, 2/15/30	43,000	41,322
Extra Space Storage LP
3.88%, 12/15/27	17,000	16,942
5.70%, 4/1/28	50,000	51,693
4.00%, 6/15/29	8,000	7,955
F&G Annuities & Life, Inc.
7.40%, 1/13/28	7,000	7,345
6.50%, 6/4/29	4,000	4,174
Federal Realty OP LP
1.25%, 2/15/26	5,000	4,967
5.38%, 5/1/28	6,000	6,162
3.20%, 6/15/29	4,000	3,865
FedEx Corp.
3.10%, 8/5/29	8,000	7,709
3.10%, 8/5/29	25,000	24,092
4.25%, 5/15/30(c)	20,000	20,091
Fidelity National Financial, Inc.
4.50%, 8/15/28	83,000	83,458
Fidelity National Information Services, Inc.
1.15%, 3/1/26	12,000	11,911
1.65%, 3/1/28	6,000	5,676
3.75%, 5/21/29	4,000	3,924
Fifth Third Bancorp
1.71%, 11/1/27, (1.707% fixed rate until 11/1/26; Secured Overnight Financing Rate + 0.685% thereafter)(a)	19,000	18,570
6.34%, 7/27/29, (6.339% fixed rate until 7/27/28; Secured Overnight Financing Rate + 2.34% thereafter)(a)	86,000	90,637
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(a)	35,000	35,490
4.90%, 9/6/30, (4.895% fixed rate until 9/6/29; Secured Overnight Financing Rate + 1.486% thereafter)(a)	20,000	20,362
First Horizon Corp.
5.51%, 3/7/31, (5.514% fixed rate until 3/7/30; Secured Overnight Financing Rate + 1.766% thereafter)(a)	7,000	7,262
First-Citizens Bank & Trust Co.
6.13%, 3/9/28	45,000	46,682
FirstEnergy Corp.
3.90%, 7/15/27, Series B	102,000	101,504
FirstEnergy Transmission LLC
4.55%, 1/15/30	3,000	3,042
Fiserv, Inc.
5.15%, 3/15/27	108,000	109,036
4.20%, 10/1/28	82,000	81,707
3.50%, 7/1/29	40,000	38,731
4.75%, 3/15/30	11,000	11,076
Flex Ltd.
3.75%, 2/1/26	10,000	9,988
6.00%, 1/15/28	16,000	16,534
4.88%, 6/15/29	7,000	7,103
FMC Corp.
3.20%, 10/1/26	5,000	4,935
FNB Corp.
5.72%, 12/11/30, (5.722% fixed rate until 12/11/29; Secured Overnight Financing Index + 1.93% thereafter)(a)	17,000	17,382
Ford Motor Co.
4.35%, 12/8/26	176,000	175,548
6.63%, 10/1/28	134,000	142,143
Ford Motor Credit Co. LLC
5.73%, 9/5/30	209,000	212,782
Fortune Brands Innovations, Inc.
3.25%, 9/15/29	5,000	4,819
Fox Corp.
4.71%, 1/25/29	14,000	14,213
3.50%, 4/8/30	38,000	37,026
Freeport-McMoRan, Inc.
4.13%, 3/1/28	7,000	6,988
5.25%, 9/1/29	9,000	9,151
FS KKR Capital Corp.
6.88%, 8/15/29	4,000	4,072
6.13%, 1/15/30(c)	8,000	7,958
GATX Corp.
3.50%, 3/15/28	5,000	4,929

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
4.70%, 4/1/29	$9,000	$9,131
GE HealthCare Technologies, Inc.
4.80%, 8/14/29	19,000	19,447
General Dynamics Corp.
3.75%, 5/15/28	5,000	5,009
General Electric Co.
4.30%, 7/29/30	77,000	77,903
General Mills, Inc.
4.70%, 1/30/27	27,000	27,203
3.20%, 2/10/27	84,000	83,203
4.20%, 4/17/28	11,000	11,039
5.50%, 10/17/28	14,000	14,544
2.88%, 4/15/30	13,000	12,328
General Motors Co.
4.20%, 10/1/27	4,000	4,004
5.63%, 4/15/30	5,000	5,224
General Motors Financial Co., Inc.
5.40%, 5/8/27	19,000	19,317
5.00%, 7/15/27	23,000	23,291
3.85%, 1/5/28	39,000	38,719
5.55%, 7/15/29	41,000	42,534
4.90%, 10/6/29	61,000	62,051
5.35%, 1/7/30	36,000	37,191
3.60%, 6/21/30	253,000	243,677
Genpact Luxembourg Sarl/Genpact USA, Inc.
1.75%, 4/10/26	17,000	16,858
Genuine Parts Co.
6.50%, 11/1/28	25,000	26,468
4.95%, 8/15/29	12,000	12,191
Georgia Power Co.
2.65%, 9/15/29, Series B	40,000	38,101
Georgia-Pacific LLC
7.75%, 11/15/29	4,000	4,539
Gilead Sciences, Inc.
4.80%, 11/15/29	13,000	13,401
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/28	12,000	12,003
Global Payments, Inc.
2.15%, 1/15/27	26,000	25,401
3.20%, 8/15/29	14,000	13,331
2.90%, 5/15/30	54,000	50,070
Globe Life, Inc.
4.55%, 9/15/28	32,000	32,361
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	11,000	11,220
4.00%, 1/15/30	28,000	27,164
Goldman Sachs BDC, Inc.
2.88%, 1/15/26	5,000	4,989
6.38%, 3/11/27	8,000	8,180
Goldman Sachs Group, Inc.
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	276,000	271,076
5.21%, 1/28/31, (5.207% fixed rate until 1/28/30; Secured Overnight Financing Rate + 1.078% thereafter)(a)	56,000	58,045
Goldman Sachs Private Credit Corp.
6.25%, 5/6/30(d)	7,000	7,141
Golub Capital BDC, Inc.
2.05%, 2/15/27(c)	10,000	9,668
6.00%, 7/15/29	8,000	8,162
Golub Capital Private Credit Fund
5.80%, 9/12/29	4,000	4,048
5.88%, 5/1/30	26,000	26,371
GXO Logistics, Inc.
1.65%, 7/15/26	10,000	9,834
6.25%, 5/6/29	3,000	3,154
Halliburton Co.
2.92%, 3/1/30	22,000	20,905
Hartford Insurance Group, Inc.
2.80%, 8/19/29	4,000	3,822
Hasbro, Inc.
3.50%, 9/15/27	5,000	4,949
3.90%, 11/19/29	10,000	9,827
HCA, Inc.
5.38%, 9/1/26	11,000	11,032
4.50%, 2/15/27	4,000	4,009
3.13%, 3/15/27	64,000	63,203
4.13%, 6/15/29	34,000	33,947
5.25%, 3/1/30	77,000	79,783
3.50%, 9/1/30	68,000	65,555
Healthcare Realty Holdings LP
3.50%, 8/1/26	5,000	4,973
3.75%, 7/1/27	8,000	7,941
3.10%, 2/15/30	5,000	4,742
Healthpeak OP LLC
1.35%, 2/1/27	10,000	9,681
3.50%, 7/15/29	4,000	3,895
3.00%, 1/15/30	6,000	5,697
HEICO Corp.
5.25%, 8/1/28	4,000	4,124
Helmerich & Payne, Inc.
4.85%, 12/1/29(c)	4,000	4,020
Hercules Capital, Inc.
2.63%, 9/16/26	5,000	4,921
3.38%, 1/20/27	5,000	4,920
Hershey Co.
4.25%, 5/4/28	20,000	20,216
4.75%, 2/24/30	3,000	3,084
Hewlett Packard Enterprise Co.
1.75%, 4/1/26	10,000	9,919
4.40%, 9/25/27	45,000	45,232
5.25%, 7/1/28	51,000	52,435
4.55%, 10/15/29	13,000	13,103
4.40%, 10/15/30	31,000	30,927
HF Sinclair Corp.
5.00%, 2/1/28	20,000	20,032
Highwoods Realty LP
4.13%, 3/15/28	78,000	77,253

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
4.20%, 4/15/29	$4,000	$3,942
3.05%, 2/15/30	26,000	24,284
Home Depot, Inc.
2.95%, 6/15/29	17,000	16,474
2.70%, 4/15/30	10,000	9,481
Honeywell International, Inc.
1.10%, 3/1/27	35,000	33,838
4.70%, 2/1/30(c)	15,000	15,364
Hormel Foods Corp.
4.80%, 3/30/27	5,000	5,056
1.70%, 6/3/28	4,000	3,793
Host Hotels & Resorts LP
3.50%, 9/15/30, Series I	30,000	28,549
Howmet Aerospace, Inc.
5.90%, 2/1/27	39,000	39,949
3.00%, 1/15/29(c)	10,000	9,708
HP, Inc.
4.75%, 1/15/28	19,000	19,254
4.00%, 4/15/29	13,000	12,884
5.40%, 4/25/30	59,000	61,405
HPS Corporate Lending Fund
5.45%, 1/14/28	36,000	36,285
Hubbell, Inc.
3.50%, 2/15/28	53,000	52,548
Humana, Inc.
1.35%, 2/3/27	30,000	29,049
5.75%, 3/1/28	11,000	11,373
3.13%, 8/15/29(c)	95,000	91,272
4.88%, 4/1/30	6,000	6,091
Huntington Bancshares, Inc.
4.44%, 8/4/28, (4.443% fixed rate until 8/4/27; Secured Overnight Financing Rate + 1.97% thereafter)(a)(c)	66,000	66,349
5.27%, 1/15/31, (5.272% fixed rate until 1/15/30; Secured Overnight Financing Rate + 1.276% thereafter)(a)	48,000	49,585
Huntington Ingalls Industries, Inc.
2.04%, 8/16/28	8,000	7,566
Hyatt Hotels Corp.
4.38%, 9/15/28	25,000	25,105
5.25%, 6/30/29	6,000	6,177
5.75%, 4/23/30	21,000	21,983
IDEX Corp.
4.95%, 9/1/29	4,000	4,098
Indiana Michigan Power Co.
3.85%, 5/15/28	4,000	3,997
Ingersoll Rand, Inc.
5.40%, 8/14/28	5,000	5,176
5.18%, 6/15/29	27,000	28,000
Ingredion, Inc.
3.20%, 10/1/26(c)	14,000	13,903
Intel Corp.
3.75%, 3/25/27	2,000	1,991
3.75%, 8/5/27	10,000	9,938
4.88%, 2/10/28	35,000	35,546
1.60%, 8/12/28	15,000	14,056
2.45%, 11/15/29	34,000	31,777
3.90%, 3/25/30	111,000	109,143
Intercontinental Exchange, Inc.
4.35%, 6/15/29	41,000	41,484
International Business Machines Corp.
6.22%, 8/1/27	60,000	62,257
6.50%, 1/15/28	19,000	19,975
Interpublic Group of Cos., Inc.
4.75%, 3/30/30	7,000	7,078
Interstate Power & Light Co.
2.30%, 6/1/30	24,000	22,077
Intuit, Inc.
5.13%, 9/15/28	7,000	7,229
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	4,000	3,804
IQVIA, Inc.
6.25%, 2/1/29	42,000	44,296
Jabil, Inc.
4.25%, 5/15/27	19,000	19,023
5.45%, 2/1/29	7,000	7,202
Jackson Financial, Inc.
5.17%, 6/8/27	5,000	5,059
Jacobs Engineering Group, Inc.
6.35%, 8/18/28	4,000	4,223
JB Hunt Transport Services, Inc.
3.88%, 3/1/26	10,000	9,990
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. SARL
3.00%, 2/2/29	18,000	17,356
Jefferies Financial Group, Inc.
5.88%, 7/21/28	95,000	98,573
JM Smucker Co.
5.90%, 11/15/28	11,000	11,545
John Deere Capital Corp.
4.85%, 3/5/27	5,000	5,066
1.75%, 3/9/27	3,000	2,924
2.80%, 9/8/27	5,000	4,919
4.75%, 1/20/28	10,000	10,201
4.90%, 3/3/28	16,000	16,387
1.50%, 3/6/28	5,000	4,752
3.45%, 3/7/29	5,000	4,942
2.80%, 7/18/29	49,000	47,162
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 4/19/29	18,000	18,781
JPMorgan Chase & Co.
1.47%, 9/22/27, (1.47% fixed rate until 9/22/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	75,000	73,444
3.63%, 12/1/27	25,000	24,855
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	3,000	2,960
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	5,000	4,968

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	$3,000	$2,921
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	55,000	54,427
4.92%, 1/24/29, (4.915% fixed rate until 1/24/28; Secured Overnight Financing Rate + 0.80% thereafter)(a)	88,000	89,697
2.07%, 6/1/29, (2.069% fixed rate until 6/1/28; Secured Overnight Financing Rate + 1.015% thereafter)(a)	45,000	42,920
4.60%, 10/22/30, (4.603% fixed rate until 10/22/29; Secured Overnight Financing Rate + 1.04% thereafter)(a)	43,000	43,739
5.14%, 1/24/31, (5.14% fixed rate until 1/24/30; Secured Overnight Financing Rate + 1.01% thereafter)(a)	94,000	97,560
Juniper Networks, Inc.
1.20%, 12/10/25	5,000	4,996
Kellanova
3.40%, 11/15/27	9,000	8,915
4.30%, 5/15/28	16,000	16,121
Kenvue, Inc.
5.05%, 3/22/28	10,000	10,233
5.00%, 3/22/30	72,000	74,215
Keurig Dr. Pepper, Inc.
5.10%, 3/15/27	52,000	52,540
3.43%, 6/15/27	60,000	59,394
3.95%, 4/15/29	78,000	77,094
3.20%, 5/1/30	19,000	18,043
KeyCorp
2.55%, 10/1/29	70,000	66,063
5.12%, 4/4/31, (5.121% fixed rate until 4/4/30; Secured Overnight Financing Index + 1.227% thereafter)(a)(c)	6,000	6,172
Keysight Technologies, Inc.
4.60%, 4/6/27	23,000	23,102
3.00%, 10/30/29	18,000	17,219
Kilroy Realty LP
3.05%, 2/15/30	9,000	8,351
Kimberly-Clark Corp.
3.95%, 11/1/28	30,000	30,158
3.20%, 4/25/29	10,000	9,778
3.10%, 3/26/30	7,000	6,750
Kimco Realty OP LLC
1.90%, 3/1/28	5,000	4,774
Kinder Morgan, Inc.
5.10%, 8/1/29	41,000	42,253
5.15%, 6/1/30	75,000	77,781
KLA Corp.
4.10%, 3/15/29	83,000	83,347
Kraft Heinz Foods Co.
3.00%, 6/1/26	15,000	14,920
3.88%, 5/15/27	20,000	19,937
4.63%, 1/30/29	4,000	4,063
Kroger Co.
2.65%, 10/15/26	32,000	31,625
4.50%, 1/15/29	8,000	8,118
L3Harris Technologies, Inc.
5.40%, 1/15/27	45,000	45,680
4.40%, 6/15/28	82,000	82,638
5.05%, 6/1/29	12,000	12,360
Laboratory Corp. of America Holdings
3.60%, 9/1/27	10,000	9,944
2.95%, 12/1/29	6,000	5,719
4.35%, 4/1/30	24,000	24,081
Lam Research Corp.
4.00%, 3/15/29	84,000	84,157
Las Vegas Sands Corp.
3.50%, 8/18/26	10,000	9,930
5.90%, 6/1/27	13,000	13,249
5.63%, 6/15/28	100,000	102,343
3.90%, 8/8/29	18,000	17,542
6.00%, 8/15/29	9,000	9,436
Lazard Group LLC
4.38%, 3/11/29	9,000	9,032
Lear Corp.
4.25%, 5/15/29	11,000	10,997
Leggett & Platt, Inc.
4.40%, 3/15/29(c)	6,000	5,902
Leidos, Inc.
4.38%, 5/15/30	6,000	6,007
Lennar Corp.
4.75%, 11/29/27(c)	13,000	13,108
Lennox International, Inc.
5.50%, 9/15/28	30,000	31,089
Lincoln National Corp.
3.05%, 1/15/30(c)	5,000	4,773
Linde, Inc.
1.10%, 8/10/30	88,000	77,233
LKQ Corp.
5.75%, 6/15/28	6,000	6,208
Lockheed Martin Corp.
5.10%, 11/15/27	5,000	5,117
4.45%, 5/15/28	5,000	5,067
4.50%, 2/15/29	10,000	10,168
Lowe's Cos., Inc.
4.80%, 4/1/26	10,000	10,022
2.50%, 4/15/26	6,000	5,965
3.35%, 4/1/27	23,000	22,812
3.65%, 4/5/29	33,000	32,535
4.50%, 4/15/30	5,000	5,069
1.70%, 10/15/30	109,000	96,844
LPL Holdings, Inc.
5.70%, 5/20/27	16,000	16,308
6.75%, 11/17/28	5,000	5,339
5.20%, 3/15/30	7,000	7,178
5.15%, 6/15/30	35,000	35,801

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
M&T Bank Corp.
4.55%, 8/16/28, (4.553% fixed rate until 8/16/27; Secured Overnight Financing Index + 1.78% thereafter)(a)	$28,000	$28,135
4.83%, 1/16/29, (4.833% fixed rate until 1/16/28; Secured Overnight Financing Rate + 0.93% thereafter)(a)	11,000	11,158
7.41%, 10/30/29, (7.413% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.80% thereafter)(a)(c)	12,000	13,017
5.18%, 7/8/31, (5.179% fixed rate until 7/8/30; Secured Overnight Financing Rate + 1.40% thereafter)(a)	31,000	31,820
Main Street Capital Corp.
6.50%, 6/4/27	11,000	11,240
6.95%, 3/1/29(c)	13,000	13,529
Marathon Petroleum Corp.
5.13%, 12/15/26	21,000	21,175
3.80%, 4/1/28	12,000	11,924
5.15%, 3/1/30	13,000	13,407
Markel Group, Inc.
3.35%, 9/17/29	3,000	2,899
Marriott International, Inc.
5.00%, 10/15/27	19,000	19,344
4.00%, 4/15/28, Series X	21,000	21,007
4.90%, 4/15/29	19,000	19,451
4.88%, 5/15/29	79,000	80,777
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	23,000	23,273
Martin Marietta Materials, Inc.
3.50%, 12/15/27	11,000	10,898
Marvell Technology, Inc.
2.45%, 4/15/28	44,000	42,358
4.88%, 6/22/28(c)	74,000	75,309
5.75%, 2/15/29	8,000	8,363
Masco Corp.
1.50%, 2/15/28	13,000	12,270
MasTec, Inc.
5.90%, 6/15/29	4,000	4,187
Mastercard, Inc.
2.95%, 6/1/29	39,000	37,841
McCormick & Co., Inc.
3.40%, 8/15/27	69,000	68,333
McDonald's Corp.
4.80%, 8/14/28	40,000	40,866
5.00%, 5/17/29	43,000	44,355
2.63%, 9/1/29(c)	41,000	39,092
2.13%, 3/1/30	86,000	79,552
McKesson Corp.
4.90%, 7/15/28	5,000	5,121
4.65%, 5/30/30	6,000	6,124
Medtronic Global Holdings SCA
4.25%, 3/30/28	10,000	10,073
Merck & Co., Inc.
4.05%, 5/17/28	20,000	20,153
3.40%, 3/7/29	60,000	59,077
MetLife, Inc.
4.55%, 3/23/30	9,000	9,202
Microchip Technology, Inc.
5.05%, 3/15/29	7,000	7,151
5.05%, 2/15/30	49,000	50,159
Micron Technology, Inc.
4.66%, 2/15/30	10,000	10,130
Mid-America Apartments LP
3.60%, 6/1/27	5,000	4,977
4.20%, 6/15/28	5,000	5,023
3.95%, 3/15/29	5,000	4,984
MidAmerican Energy Co.
3.10%, 5/1/27	5,000	4,950
Mississippi Power Co.
3.95%, 3/30/28	5,000	4,994
Mohawk Industries, Inc.
5.85%, 9/18/28	4,000	4,173
Mondelez International, Inc.
2.63%, 3/17/27	10,000	9,825
4.75%, 2/20/29	42,000	42,977
2.75%, 4/13/30	17,000	16,054
Moody's Corp.
4.25%, 2/1/29	33,000	33,213
Morgan Stanley
0.99%, 12/10/26, (0.985% fixed rate until 12/10/25; Secured Overnight Financing Rate + 0.72% thereafter)(a)	70,000	69,931
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	52,000	51,439
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(a)	85,000	83,593
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	55,000	54,014
3.59%, 7/22/28(a)	70,000	69,374
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	47,000	46,705
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(a)	104,000	97,813
Morgan Stanley Direct Lending Fund
4.50%, 2/11/27	5,000	4,992
Mosaic Co.
5.38%, 11/15/28	7,000	7,235
Motorola Solutions, Inc.
5.00%, 4/15/29	5,000	5,130
4.60%, 5/23/29	11,000	11,143
4.85%, 8/15/30	30,000	30,644
MPLX LP
4.00%, 3/15/28	100,000	99,738
4.80%, 2/15/29	20,000	20,345
Mylan, Inc.
4.55%, 4/15/28	39,000	38,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
Nasdaq, Inc.
5.35%, 6/28/28	$84,000	$86,695
National Fuel Gas Co.
5.50%, 3/15/30	50,000	51,800
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/26	8,000	7,873
5.60%, 11/13/26	5,000	5,073
4.80%, 2/5/27	5,000	5,046
3.40%, 2/7/28	5,000	4,952
5.15%, 6/15/29	13,000	13,495
4.95%, 2/7/30	8,000	8,274
NetApp, Inc.
2.38%, 6/22/27	7,000	6,827
Netflix, Inc.
5.88%, 11/15/28	11,000	11,605
6.38%, 5/15/29	28,000	30,128
New Mountain Finance Corp.
6.88%, 2/1/29	5,000	5,102
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	8,000	7,811
4.63%, 7/15/27(c)	13,000	13,135
4.90%, 2/28/28	113,000	115,135
2.75%, 11/1/29	43,000	40,940
5.05%, 3/15/30	10,000	10,340
2.25%, 6/1/30	167,000	153,748
NIKE, Inc.
2.38%, 11/1/26	10,000	9,872
2.75%, 3/27/27	10,000	9,873
2.85%, 3/27/30(c)	6,000	5,737
NiSource, Inc.
5.25%, 3/30/28(c)	24,000	24,629
2.95%, 9/1/29	32,000	30,698
3.60%, 5/1/30	40,000	38,926
NMI Holdings, Inc.
6.00%, 8/15/29	17,000	17,665
NNN REIT, Inc.
3.60%, 12/15/26	5,000	4,974
4.30%, 10/15/28	6,000	6,037
Nordson Corp.
4.50%, 12/15/29	4,000	4,026
Norfolk Southern Corp.
2.90%, 6/15/26	5,000	4,972
3.80%, 8/1/28	8,000	7,974
2.55%, 11/1/29	6,000	5,673
5.05%, 8/1/30	24,000	24,946
Northern Trust Corp.
1.95%, 5/1/30	19,000	17,430
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(a)	5,000	4,924
Northrop Grumman Corp.
4.60%, 2/1/29	25,000	25,467
4.40%, 5/1/30	5,000	5,059
4.65%, 7/15/30	40,000	40,830
NOV, Inc.
3.60%, 12/1/29	9,000	8,789
NSTAR Electric Co.
3.25%, 5/15/29	2,000	1,944
3.95%, 4/1/30	15,000	14,877
Nucor Corp.
4.30%, 5/23/27	5,000	5,027
3.95%, 5/1/28	5,000	5,003
NVR, Inc.
3.00%, 5/15/30(c)	8,000	7,619
Oaktree Specialty Lending Corp.
7.10%, 2/15/29	5,000	5,150
Oaktree Strategic Credit Fund
6.50%, 7/23/29	5,000	5,152
Occidental Petroleum Corp.
8.50%, 7/15/27	23,000	24,110
5.20%, 8/1/29	15,000	15,380
6.63%, 9/1/30	76,000	81,884
Oklahoma Gas & Electric Co.
3.80%, 8/15/28	26,000	25,916
Omega Healthcare Investors, Inc.
4.75%, 1/15/28	10,000	10,088
3.63%, 10/1/29	7,000	6,759
5.20%, 7/1/30	23,000	23,456
Omnicom Group, Inc.
2.45%, 4/30/30	26,000	24,085
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 4/15/26	15,000	14,965
Oncor Electric Delivery Co. LLC
4.30%, 5/15/28	11,000	11,088
4.65%, 11/1/29	11,000	11,232
ONE Gas, Inc.
5.10%, 4/1/29	21,000	21,686
ONEOK, Inc.
4.85%, 7/15/26(c)	10,000	10,026
5.55%, 11/1/26	40,000	40,466
4.00%, 7/13/27	79,000	78,895
4.25%, 9/24/27	83,000	83,266
4.35%, 3/15/29	7,000	7,021
5.38%, 6/1/29	4,000	4,125
3.40%, 9/1/29	4,000	3,871
4.40%, 10/15/29	16,000	16,069
Oracle Corp.
2.30%, 3/25/28	61,000	58,183
4.50%, 5/6/28	88,000	88,227
4.20%, 9/27/29	46,000	45,361
2.95%, 4/1/30	25,000	23,273
3.25%, 5/15/30(c)	97,000	91,230
4.45%, 9/26/30(c)	80,000	78,855
O'Reilly Automotive, Inc.
5.75%, 11/20/26	18,000	18,278
3.90%, 6/1/29	8,000	7,932
4.20%, 4/1/30	78,000	77,932
Otis Worldwide Corp.
5.25%, 8/16/28	6,000	6,192

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
2.57%, 2/15/30	$46,000	$43,103
Ovintiv, Inc.
5.38%, 1/1/26	10,000	10,001
Owens Corning
5.50%, 6/15/27	5,000	5,103
3.95%, 8/15/29(c)	6,000	5,959
3.50%, 2/15/30	3,000	2,911
PACCAR Financial Corp.
5.20%, 11/9/26	5,000	5,063
4.60%, 1/31/29(c)	5,000	5,113
4.00%, 9/26/29	8,000	8,039
Pacific Gas & Electric Co.
3.30%, 3/15/27	5,000	4,941
5.45%, 6/15/27	85,000	86,318
5.00%, 6/4/28	70,000	71,125
3.75%, 7/1/28	73,000	72,016
4.55%, 7/1/30	53,000	52,874
PacifiCorp
5.10%, 2/15/29	5,000	5,100
3.50%, 6/15/29(c)	10,000	9,720
Packaging Corp. of America
3.00%, 12/15/29	6,000	5,753
Paramount Global
3.38%, 2/15/28	7,000	6,856
4.20%, 6/1/29	11,000	10,808
7.88%, 7/30/30	31,000	34,411
Parker-Hannifin Corp.
4.25%, 9/15/27	19,000	19,134
4.50%, 9/15/29	8,000	8,135
PartnerRe Finance B LLC
3.70%, 7/2/29	6,000	5,890
Patterson-UTI Energy, Inc.
5.15%, 11/15/29	22,000	22,107
Paychex, Inc.
5.10%, 4/15/30	34,000	34,965
PayPal Holdings, Inc.
3.90%, 6/1/27	15,000	15,013
2.85%, 10/1/29	11,000	10,542
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 2/16/29	6,000	6,124
PepsiCo, Inc.
2.38%, 10/6/26	20,000	19,767
2.63%, 3/19/27(c)	10,000	9,860
3.00%, 10/15/27	14,000	13,837
3.60%, 2/18/28	12,000	11,970
4.45%, 5/15/28(c)	12,000	12,204
2.63%, 7/29/29	12,000	11,482
1.63%, 5/1/30	7,000	6,354
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/28	76,000	76,950
Pfizer, Inc.
1.70%, 5/28/30	12,000	10,883
PG&E Energy Recovery Funding LLC
1.46%, 7/15/31, Series A-1	92,968	86,655
PG&E Wildfire Recovery Funding LLC
4.02%, 6/1/31, Series A-1	5,833	5,836
Philip Morris International, Inc.
4.88%, 2/15/28	10,000	10,192
4.88%, 2/13/29	7,000	7,165
4.63%, 11/1/29	43,000	43,800
5.13%, 2/15/30	12,000	12,443
4.38%, 4/30/30	77,000	77,594
Phillips 66
3.90%, 3/15/28	63,000	62,742
Phillips 66 Co.
3.15%, 12/15/29	6,000	5,767
Piedmont Operating Partnership LP
6.88%, 7/15/29	5,000	5,319
Pinnacle West Capital Corp.
5.15%, 5/15/30	83,000	85,808
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	93,000	93,279
3.55%, 12/15/29(c)	6,000	5,830
PNC Financial Services Group, Inc.
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(a)	40,000	41,481
5.49%, 5/14/30, (5.492% fixed rate until 5/14/29; Secured Overnight Financing Rate + 1.198% thereafter)(a)	86,000	89,700
Polaris, Inc.
6.95%, 3/15/29	4,000	4,255
PPG Industries, Inc.
2.80%, 8/15/29	6,000	5,728
PPL Capital Funding, Inc.
3.10%, 5/15/26(c)	10,000	9,957
Principal Financial Group, Inc.
3.70%, 5/15/29	6,000	5,907
Progressive Corp.
2.45%, 1/15/27	5,000	4,924
2.50%, 3/15/27	5,000	4,916
4.00%, 3/1/29	5,000	5,016
Prologis LP
2.13%, 4/15/27	33,000	32,241
2.88%, 11/15/29	3,000	2,873
2.25%, 4/15/30	8,000	7,429
Providence St. Joseph Health Obligated Group
2.53%, 10/1/29, Series 19A	6,000	5,666
Prudential Financial, Inc.
1.50%, 3/10/26	14,000	13,902
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(a)(c)	5,000	4,944
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.665% thereafter)(a)	14,000	14,178
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(a)	40,000	37,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
Public Service Co. of Colorado
3.70%, 6/15/28	$5,000	$4,989
Public Service Electric & Gas Co.
3.20%, 5/15/29	26,000	25,383
Public Service Enterprise Group, Inc.
5.85%, 11/15/27(c)	23,000	23,769
1.60%, 8/15/30	30,000	26,595
Public Storage Operating Co.
1.50%, 11/9/26	32,000	31,297
3.39%, 5/1/29	7,000	6,872
Puget Energy, Inc.
2.38%, 6/15/28	87,000	83,204
Qorvo, Inc.
4.38%, 10/15/29	4,000	3,948
QUALCOMM, Inc.
1.30%, 5/20/28	10,000	9,415
2.15%, 5/20/30	77,000	71,065
Quanta Services, Inc.
4.75%, 8/9/27	8,000	8,086
2.90%, 10/1/30	32,000	30,094
Quest Diagnostics, Inc.
3.45%, 6/1/26	5,000	4,986
4.60%, 12/15/27	8,000	8,102
4.63%, 12/15/29	7,000	7,131
2.95%, 6/30/30	34,000	32,255
Radian Group, Inc.
4.88%, 3/15/27	5,000	5,016
6.20%, 5/15/29	5,000	5,242
Realty Income Corp.
3.25%, 6/15/29	22,000	21,414
3.40%, 1/15/30(c)	6,000	5,843
Regal Rexnord Corp.
6.05%, 4/15/28	79,000	81,796
6.30%, 2/15/30	13,000	13,818
Regency Centers LP
3.60%, 2/1/27	5,000	4,973
2.95%, 9/15/29	5,000	4,797
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	29,000	25,904
Regions Financial Corp.
5.72%, 6/6/30, (5.722% fixed rate until 6/6/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	9,000	9,384
Reinsurance Group of America, Inc.
3.90%, 5/15/29	53,000	52,496
3.15%, 6/15/30	27,000	25,621
Republic Services, Inc.
5.00%, 11/15/29(c)	17,000	17,674
Revvity, Inc.
3.30%, 9/15/29	9,000	8,688
Rexford Industrial Realty LP
5.00%, 6/15/28	81,000	82,425
Rockwell Automation, Inc.
3.50%, 3/1/29	17,000	16,754
Roper Technologies, Inc.
3.80%, 12/15/26	19,000	18,962
2.95%, 9/15/29	12,000	11,480
2.00%, 6/30/30	65,000	58,804
Royal Caribbean Cruises Ltd.
3.70%, 3/15/28	9,000	8,883
Royalty Pharma PLC
5.15%, 9/2/29	12,000	12,339
2.20%, 9/2/30	32,000	29,034
RTX Corp.
3.50%, 3/15/27	56,000	55,676
3.13%, 5/4/27	33,000	32,613
7.20%, 8/15/27	78,000	82,095
4.13%, 11/16/28	41,000	41,153
7.50%, 9/15/29	9,000	10,062
Rush System for Health Obligated Group
3.92%, 11/15/29, Series 2020	4,000	3,976
Ryder System, Inc.
5.25%, 6/1/28	9,000	9,251
5.50%, 6/1/29	37,000	38,687
4.95%, 9/1/29(c)	8,000	8,200
4.90%, 12/1/29	7,000	7,162
5.00%, 3/15/30	5,000	5,141
S&P Global, Inc.
4.75%, 8/1/28	26,000	26,522
2.70%, 3/1/29	13,000	12,492
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	62,000	62,377
4.20%, 3/15/28	19,000	19,038
4.50%, 5/15/30	96,000	96,630
Salesforce, Inc.
3.70%, 4/11/28	10,000	9,998
1.50%, 7/15/28	14,000	13,239
Sanofi SA
3.63%, 6/19/28	10,000	9,970
Santander Holdings USA, Inc.
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(a)(c)	10,000	9,799
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(a)	9,000	9,385
5.47%, 3/20/29, (5.473% fixed rate until 3/20/28; Secured Overnight Financing Rate + 1.61% thereafter)(a)	79,000	80,680
6.17%, 1/9/30, (6.174% fixed rate until 1/9/29; Secured Overnight Financing Rate + 2.50% thereafter)(a)	6,000	6,269
5.35%, 9/6/30, (5.353% fixed rate until 9/6/29; Secured Overnight Financing Rate + 1.94% thereafter)(a)	24,000	24,577
5.74%, 3/20/31, (5.741% fixed rate until 3/20/30; Secured Overnight Financing Rate + 1.878% thereafter)(a)(c)	32,000	33,158
Schlumberger Holdings Corp.
4.50%, 5/15/28(d)	12,000	12,110
Sempra
3.40%, 2/1/28	77,000	75,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
3.70%, 4/1/29	$8,000	$7,889
4.13%, 4/1/52, (4.125% fixed rate until 4/1/27; 5-year Constant Maturity Treasury Rate + 2.868% thereafter)(a)	57,000	55,618
6.63%, 4/1/55, (6.625% fixed rate until 4/1/30; 5-year Constant Maturity Treasury Rate + 2.354% thereafter)(a)(c)	7,000	7,076
Sherwin-Williams Co.
4.55%, 3/1/28	88,000	88,953
2.95%, 8/15/29	11,000	10,555
2.30%, 5/15/30	7,000	6,470
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	53,000	52,627
Simon Property Group LP
3.25%, 11/30/26	31,000	30,813
3.38%, 12/1/27	5,000	4,951
Sixth Street Lending Partners
6.50%, 3/11/29	9,000	9,355
6.13%, 7/15/30(d)	36,000	37,017
Sixth Street Specialty Lending, Inc.
6.13%, 3/1/29(c)	4,000	4,110
Solventum Corp.
5.45%, 2/25/27	6,000	6,086
5.40%, 3/1/29	3,000	3,104
Sonoco Products Co.
4.60%, 9/1/29	6,000	6,057
Southern California Edison Co.
4.88%, 2/1/27	5,000	5,031
4.70%, 6/1/27, Series D	5,000	5,032
5.85%, 11/1/27	5,000	5,138
3.65%, 3/1/28, Series B	5,000	4,932
5.30%, 3/1/28	5,000	5,101
5.65%, 10/1/28	24,000	24,846
4.20%, 3/1/29, Series A	37,000	36,797
2.85%, 8/1/29	21,000	19,842
5.25%, 3/15/30	7,000	7,193
2.25%, 6/1/30	16,000	14,503
Southern California Gas Co.
2.95%, 4/15/27	16,000	15,782
Southern Co.
4.85%, 6/15/28	52,000	52,973
5.50%, 3/15/29	43,000	44,714
3.70%, 4/30/30, Series A	40,000	39,172
Southwest Airlines Co.
3.00%, 11/15/26	5,000	4,949
5.13%, 6/15/27(c)	32,000	32,362
2.63%, 2/10/30	31,000	28,739
Southwest Gas Corp.
5.45%, 3/23/28	78,000	80,190
3.70%, 4/1/28(c)	25,000	24,808
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	13,000	12,912
Spectra Energy Partners LP
3.38%, 10/15/26	64,000	63,650
Sprint Capital Corp.
6.88%, 11/15/28	58,000	62,508
Stanley Black & Decker, Inc.
4.25%, 11/15/28	16,000	16,027
Starbucks Corp.
4.85%, 2/8/27	19,000	19,172
2.00%, 3/12/27	5,000	4,876
4.50%, 5/15/28	81,000	81,867
3.55%, 8/15/29	13,000	12,792
2.25%, 3/12/30	40,000	36,985
State Street Corp.
4.73%, 2/28/30	16,000	16,417
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	8,000	7,563
Steel Dynamics, Inc.
5.00%, 12/15/26	10,000	10,008
3.45%, 4/15/30	6,000	5,808
Store Capital LLC
4.63%, 3/15/29	5,000	4,987
5.40%, 4/30/30(d)	76,000	77,635
Stryker Corp.
4.25%, 9/11/29	57,000	57,511
4.85%, 2/10/30	57,000	58,681
Sun Communities Operating LP
2.30%, 11/1/28	4,000	3,805
Sutter Health
3.70%, 8/15/28, Series 2018(c)	20,000	19,918
Synchrony Financial
5.94%, 8/2/30, (5.935% fixed rate until 8/2/29; Secured Overnight Financing Index + 2.13% thereafter)(a)	25,000	25,987
5.45%, 3/6/31, (5.45% fixed rate until 3/6/30; Secured Overnight Financing Rate + 1.68% thereafter)(a)	46,000	47,063
Synopsys, Inc.
4.85%, 4/1/30	56,000	57,252
Synovus Financial Corp.
6.17%, 11/1/30, (6.168% fixed rate until 11/1/29; Secured Overnight Financing Rate + 2.347% thereafter)(a)	8,000	8,315
Sysco Corp.
5.75%, 1/17/29	17,000	17,815
2.40%, 2/15/30(c)	12,000	11,182
5.95%, 4/1/30	72,000	76,496
Take-Two Interactive Software, Inc.
5.40%, 6/12/29	23,000	23,864
Tampa Electric Co.
4.90%, 3/1/29	18,000	18,459
Tanger Properties LP
3.88%, 7/15/27(c)	6,000	5,965
Tapestry, Inc.
5.10%, 3/11/30	8,000	8,223
Targa Resources Corp.
6.15%, 3/1/29	59,000	62,261
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 1/15/28	83,000	83,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
Target Corp.
1.95%, 1/15/27	$17,000	$16,661
2.35%, 2/15/30	10,000	9,372
TD SYNNEX Corp.
1.75%, 8/9/26	10,000	9,829
2.38%, 8/9/28	4,000	3,810
Teledyne Technologies, Inc.
1.60%, 4/1/26	14,000	13,877
2.25%, 4/1/28	3,000	2,878
Texas Instruments, Inc.
4.60%, 2/15/28	6,000	6,100
1.75%, 5/4/30(c)	7,000	6,374
Textron, Inc.
3.38%, 3/1/28	5,000	4,919
3.90%, 9/17/29	4,000	3,948
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	5,000	4,714
2.60%, 10/1/29	8,000	7,610
TJX Cos., Inc.
1.15%, 5/15/28	5,000	4,688
3.88%, 4/15/30	15,000	14,930
T-Mobile USA, Inc.
4.95%, 3/15/28	9,000	9,175
2.40%, 3/15/29	44,000	41,691
4.20%, 10/1/29	44,000	44,156
3.88%, 4/15/30	254,000	250,340
Toll Brothers Finance Corp.
4.88%, 3/15/27	22,000	22,140
3.80%, 11/1/29	3,000	2,946
Toyota Motor Credit Corp.
4.65%, 1/5/29	73,000	74,525
3.65%, 1/8/29	29,000	28,741
Trane Technologies Financing Ltd.
3.80%, 3/21/29	24,000	23,846
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/28	61,000	60,980
3.25%, 5/15/30(c)	6,000	5,750
Trimble, Inc.
4.90%, 6/15/28	4,000	4,063
Truist Financial Corp.
6.05%, 6/8/27, (6.047% fixed rate until 6/8/26; Secured Overnight Financing Rate + 2.05% thereafter)(a)	10,000	10,092
1.13%, 8/3/27	5,000	4,776
4.87%, 1/26/29, (4.873% fixed rate until 1/26/28; Secured Overnight Financing Rate + 1.435% thereafter)(a)	10,000	10,155
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(a)	10,000	9,473
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	15,000	16,243
5.44%, 1/24/30, (5.435% fixed rate until 1/24/29; Secured Overnight Financing Rate + 1.62% thereafter)(a)	10,000	10,385
5.07%, 5/20/31, (5.071% fixed rate until 5/20/30; Secured Overnight Financing Rate + 1.309% thereafter)(a)	11,000	11,331
TWDC Enterprises 18 Corp.
3.00%, 2/13/26	10,000	9,979
1.85%, 7/30/26(c)	10,000	9,870
2.95%, 6/15/27(c)	10,000	9,888
Tyson Foods, Inc.
4.00%, 3/1/26	27,000	26,998
4.35%, 3/1/29	14,000	14,048
5.40%, 3/15/29	34,000	35,184
U.S. Bancorp
3.10%, 4/27/26, Series W	2,000	1,993
2.38%, 7/22/26, Series V	3,000	2,973
3.15%, 4/27/27, Series X	2,000	1,981
6.79%, 10/26/27, (6.787% fixed rate until 10/26/26; Secured Overnight Financing Rate + 1.88% thereafter)(a)	2,000	2,047
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	10,000	9,789
3.90%, 4/26/28	5,000	5,009
4.55%, 7/22/28, (4.548% fixed rate until 7/22/27; Secured Overnight Financing Rate + 1.66% thereafter)(a)	3,000	3,025
4.65%, 2/1/29, (4.653% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.23% thereafter)(a)	15,000	15,189
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	21,000	21,861
3.00%, 7/30/29	16,000	15,435
5.38%, 1/23/30, (5.384% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.56% thereafter)(a)	10,000	10,374
5.10%, 7/23/30, (5.10% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.25% thereafter)(a)	6,000	6,194
Uber Technologies, Inc.
4.30%, 1/15/30	9,000	9,056
UDR, Inc.
4.40%, 1/26/29	5,000	5,041
3.20%, 1/15/30	13,000	12,499
Union Electric Co.
2.95%, 6/15/27	5,000	4,939
3.50%, 3/15/29	5,000	4,930
Union Pacific Corp.
3.70%, 3/1/29	56,000	55,596
2.40%, 2/5/30(c)	7,000	6,566
United Parcel Service, Inc.
3.05%, 11/15/27	20,000	19,750
UnitedHealth Group, Inc.
2.95%, 10/15/27(c)	63,000	62,038
4.80%, 1/15/30	36,000	36,987
5.30%, 2/15/30	32,000	33,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
Universal Health Services, Inc.
1.65%, 9/1/26	$10,000	$9,804
4.63%, 10/15/29	4,000	4,028
2.65%, 10/15/30	23,000	21,020
Utah Acquisition Sub, Inc.
3.95%, 6/15/26	16,000	15,950
Valero Energy Corp.
2.15%, 9/15/27	26,000	25,126
4.35%, 6/1/28	25,000	25,150
4.00%, 4/1/29	34,000	33,815
5.15%, 2/15/30	35,000	36,118
Ventas Realty LP
3.25%, 10/15/26	5,000	4,964
4.40%, 1/15/29	6,000	6,035
3.00%, 1/15/30	34,000	32,393
Veralto Corp.
5.50%, 9/18/26	10,000	10,094
5.35%, 9/18/28	5,000	5,165
Verisk Analytics, Inc.
4.13%, 3/15/29	4,000	4,004
4.50%, 8/15/30	24,000	24,215
Verizon Communications, Inc.
4.13%, 3/16/27	100,000	100,230
1.68%, 10/30/30	30,000	26,606
4.78%, 2/15/35	18,000	17,880
5.40%, 7/2/37(d)	67,000	68,571
Viatris, Inc.
2.70%, 6/22/30	25,000	22,792
VICI Properties LP
4.75%, 2/15/28	5,000	5,053
4.95%, 2/15/30	44,000	44,565
Virginia Electric & Power Co.
2.95%, 11/15/26, Series B	5,000	4,952
3.50%, 3/15/27, Series A	5,000	4,974
3.80%, 4/1/28, Series A	5,000	4,983
2.88%, 7/15/29, Series A	7,000	6,730
VMware LLC
1.40%, 8/15/26	16,000	15,718
3.90%, 8/21/27	21,000	20,974
1.80%, 8/15/28	7,000	6,609
4.70%, 5/15/30	23,000	23,397
Vontier Corp.
2.40%, 4/1/28	24,000	22,941
Vulcan Materials Co.
3.90%, 4/1/27	5,000	4,995
4.95%, 12/1/29	4,000	4,116
3.50%, 6/1/30	26,000	25,266
Walt Disney Co.
1.75%, 1/13/26	8,000	7,979
3.70%, 3/23/27	5,000	4,994
2.20%, 1/13/28	10,000	9,689
3.80%, 3/22/30	9,000	8,946
Waste Connections, Inc.
3.50%, 5/1/29(c)	4,000	3,946
2.60%, 2/1/30	93,000	87,901
Waste Management, Inc.
1.15%, 3/15/28	5,000	4,709
4.50%, 3/15/28	16,000	16,227
3.88%, 1/15/29	65,000	64,896
4.88%, 2/15/29	5,000	5,141
2.00%, 6/1/29	7,000	6,561
4.63%, 2/15/30	4,000	4,086
WEC Energy Group, Inc.
4.75%, 1/15/28	53,000	53,815
2.20%, 12/15/28	6,000	5,688
Wells Fargo & Co.
4.30%, 7/22/27	20,000	20,091
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	40,000	39,717
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	6,000	5,855
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(a)	6,000	6,067
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	63,000	65,322
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(a)	50,000	52,963
7.95%, 11/15/29, Series B	14,000	15,711
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	25,000	25,804
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	9,000	8,585
2.57%, 2/11/31, (2.572% fixed rate until 2/11/30; 3-month Secured Overnight Financing Rate + 1.262% thereafter)(a)	68,000	63,714
Welltower OP LLC
4.25%, 4/1/26	10,000	9,999
2.70%, 2/15/27	5,000	4,931
2.05%, 1/15/29	5,000	4,712
3.10%, 1/15/30	16,000	15,396
Western Alliance Bancorp
3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(a)	9,000	8,657
Western Midstream Operating LP
4.65%, 7/1/26	17,000	17,016
4.05%, 2/1/30	43,000	42,258
Westinghouse Air Brake Technologies Corp.
4.70%, 9/15/28	61,000	61,759
Weyerhaeuser Co.
4.75%, 5/15/26	2,000	2,007
4.00%, 11/15/29	7,000	6,944
4.00%, 4/15/30	30,000	29,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
Williams Cos., Inc.
4.80%, 11/15/29	$28,000	$28,582
4.63%, 6/30/30	56,000	56,652
Willis North America, Inc.
4.65%, 6/15/27	85,000	85,616
4.50%, 9/15/28	8,000	8,066
2.95%, 9/15/29	3,000	2,858
Wisconsin Electric Power Co.
5.00%, 5/15/29	16,000	16,494
Wisconsin Power & Light Co.
3.00%, 7/1/29(c)	10,000	9,658
Workday, Inc.
3.50%, 4/1/27	12,000	11,921
3.70%, 4/1/29	6,000	5,926
WP Carey, Inc.
3.85%, 7/15/29	4,000	3,952
WRKCo, Inc.
3.38%, 9/15/27	44,000	44,000
4.90%, 3/15/29	7,000	7,150
Xcel Energy, Inc.
1.75%, 3/15/27	26,000	25,236
4.75%, 3/21/28	81,000	82,203
2.60%, 12/1/29	4,000	3,756
Xylem, Inc.
1.95%, 1/30/28	80,000	76,842
Zimmer Biomet Holdings, Inc.
4.70%, 2/19/27	83,000	83,595
5.05%, 2/19/30	8,000	8,256
Zoetis, Inc.
3.90%, 8/20/28	5,000	5,003
2.00%, 5/15/30	41,000	37,623
Total United States		31,651,233
TOTAL CORPORATE BONDS
(Cost: $36,030,285)		36,371,954
FOREIGN GOVERNMENT AGENCIES — 0.0%
Canada — 0.0%
Province of New Brunswick
3.63%, 2/24/28
(Cost: $4,863)	5,000	4,989
FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
Chile — 0.3%
Chile Government International Bonds
3.13%, 1/21/26	200,000	199,354
Indonesia — 0.3%
Indonesia Government International Bonds
4.10%, 4/24/28	210,000	210,594
Israel — 0.2%
Israel Government International Bonds
2.88%, 3/16/26	200,000	199,246
Mexico — 0.3%
Mexico Government International Bonds
4.50%, 4/22/29	228,000	229,197
Panama — 0.1%
Panama Government International Bonds
8.88%, 9/30/27	58,000	62,249
Philippines — 0.3%
Philippine Government International Bonds
2.46%, 5/5/30	285,000	265,820
Poland — 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	15,000	14,962
5.50%, 11/16/27	10,000	10,313
4.63%, 3/18/29	31,000	31,696
Total Poland		56,971
Uruguay — 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	16,507	16,575
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,238,465)		1,240,006
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.3%
United States — 10.3%
BANK
3.73%, 11/15/50, Series 2017-BNK8, Class AS	180,000	172,988
4.26%, 5/15/61, Series 2018-BN12, Class A4^(a)	150,000	150,055
BANK5
5.42%, 12/15/57, Series 2024-5YR12, Class A2	300,000	310,990
Barclays Commercial Mortgage Trust
3.58%, 5/15/52, Series 2019-C3, Class A4	300,000	292,782
BBCMS Mortgage Trust
4.31%, 12/15/51, Series 2018-C2, Class A5	200,000	199,917
5.95%, 3/15/57, Series 2024-5C25, Class A3	200,000	209,809
5.21%, 9/15/57, Series 2024-5C29, Class A3	200,000	206,177
5.52%, 8/15/58, Series 2025-5C36, Class A3	300,000	314,730
Benchmark Mortgage Trust
3.75%, 3/15/52, Series 2019-B9, Class A4	181,796	179,382
5.93%, 3/15/57, Series 2024-V6, Class A3	142,000	148,796
5.66%, 4/15/57, Series 2025-V14, Class A4	300,000	315,247
6.06%, 8/15/57, Series 2024-V9, Class AS^(a)	250,000	261,484
5.28%, 9/15/57, Series 2024-V10, Class A3	100,000	103,282
5.82%, 2/15/58, Series 2025-V13, Class A4^(a)	300,000	316,605
BMO Mortgage Trust
6.53%, 8/15/56, Series 2023-5C1, Class A3^(a)	300,000	314,851

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

Investments	Principal Amount	Value
Citigroup Commercial Mortgage Trust
3.70%, 10/10/49, Series 2016-P5, Class B^(a)	$110,000	$102,041
COMM Mortgage Trust
4.73%, 2/10/49, Series 2016-CR28, Class B^(a)	100,000	97,454
CSAIL Commercial Mortgage Trust
3.96%, 4/15/50, Series 2015-C1, Class B^(a)	150,000	144,286
3.33%, 6/15/52, Series 2019-C16, Class A3	192,000	185,866
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.30%, 10/25/26, Series K060, Class A2	250,000	248,357
1.47%, 9/25/27, Series K740, Class A2	250,000	240,093
3.29%, 11/25/27, Series K071, Class A2	250,000	247,469
3.85%, 5/25/28, Series K077, Class A2^(a)	200,000	200,153
3.93%, 6/25/28, Series K079, Class A2	300,000	300,758
4.74%, 8/25/28, Series K508, Class A2^(a)	250,000	255,224
4.05%, 9/25/28, Series K083, Class A2^(a)	300,000	301,869
4.80%, 9/25/28, Series K507, Class A2^(a)	250,000	255,685
4.86%, 10/25/28, Series K511, Class A2	250,000	256,512
3.77%, 12/25/28, Series K087, Class A2	291,849	291,592
3.30%, 4/25/29, Series K092, Class A2	140,000	137,776
4.28%, 8/25/30, Series K752, Class AM	300,000	303,269
GS Mortgage Securities Trust
2.85%, 10/10/49, Series 2016-GS3, Class A4	100,000	99,053
4.14%, 3/10/51, Series 2018-GS9, Class AS^(a)	237,000	229,855
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 11/15/49, Series 2016-C31, Class A5	150,000	148,076
Morgan Stanley Capital I Trust
4.46%, 12/15/50, Series 2017-HR2, Class C^(a)	160,000	153,061
UBS Commercial Mortgage Trust
3.46%, 6/15/50, Series 2017-C1, Class A4	200,000	197,779
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $7,838,103)		7,893,323
ASSET-BACKED SECURITIES — 1.1%
United States — 1.1%
American Express Credit Account Master Trust
5.23%, 4/15/29, Series 2024-1, Class A	225,000	229,179
Exeter Automobile Receivables Trust
4.38%, 6/15/28, Series 2025-5A, Class A2	150,000	150,034
5.57%, 9/15/28, Series 2024-3A, Class B	50,000	50,204
5.70%, 7/16/29, Series 2024-3A, Class C	50,000	50,633
First Investors Auto Owner Trust
4.31%, 12/15/28, Series 2025-1A, Class A2(d)	150,000	150,086
John Deere Owner Trust
4.42%, 2/17/32, Series 2025-A, Class A4	100,000	101,419
Synchrony Card Funding LLC
5.54%, 7/15/29, Series 2023-A1, Class A	120,000	121,098
TOTAL ASSET-BACKED SECURITIES
(Cost: $845,076)		852,653
	Shares
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.86%(e)
(Cost: $33,488)	33,488	33,488
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.6%
United States — 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.95%(e)
(Cost: $456,870)	456,870	456,870
TOTAL INVESTMENTS IN SECURITIES — 102.5% (Cost: $78,422,597)		78,925,116
Other Liabilities less Assets — (2.5)%		(1,952,777)
NET ASSETS — 100.0%		$76,972,339

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Rate shown reflects the accrual rate as of November 30, 2025 on securities with variable or step rates.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2025.
(c)	Security, or portion thereof, was on loan at November 30, 2025. At November 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,501,305 and the total market value of the collateral held by the Fund was $1,543,772. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,086,902.
(d)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)	Rate shown represents annualized 7-day yield as of November 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
November 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Term Bond	5	3/20/26	$(604,688)	$(5,480)
Long Exposure
2 Year U.S. Treasury Note	7	3/31/26	$1,462,016	$763
5 Year U.S. Treasury Note	57	3/31/26	6,256,641	10,797
10 Year U.S. Treasury Note	2	3/20/26	226,687	1,027
U.S. Treasury Long Bond	5	3/20/26	587,187	4,599
Ultra 10 Year U.S. Treasury Note	1	3/20/26	116,203	779
			$8,648,734	$17,965
Total - Net			$8,044,046	$12,485

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$–	$6,848,849	$–	$6,848,849
U.S. Government Obligations	–	25,222,984	–	25,222,984
Corporate Bonds	–	36,371,954	–	36,371,954
Foreign Government Agencies	–	4,989	–	4,989
Foreign Government Obligations	–	1,240,006	–	1,240,006
Commercial Mortgage-Backed Securities	–	7,893,323	–	7,893,323
Asset-Backed Securities	–	852,653	–	852,653
Mutual Fund	–	33,488	–	33,488
Investment of Cash Collateral for Securities Loaned	–	456,870	–	456,870
Total Investments in Securities	$–	$78,925,116	$–	$78,925,116
Financial Derivative Instruments
Futures Contracts[1]	$17,965	$–	$–	$17,965
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(5,480)	$–	$–	$(5,480)
Total - Net	$12,485	$78,925,116	$–	$78,937,601

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)
November 30, 2025

Investments	Shares	Value
COMMON STOCKS — 85.0%
Brazil — 0.1%
Broadline Retail — 0.1%
MercadoLibre, Inc.*	130	$269,332
Netherlands — 0.0%
Semiconductors & Semiconductor Equipment — 0.0%
NXP Semiconductors NV	729	142,111
South Korea — 0.1%
Broadline Retail — 0.1%
Coupang, Inc.*	11,990	337,639
Switzerland — 0.1%
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity PLC	1,066	241,076
United Kingdom — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Flutter Entertainment PLC*	447	93,338
United States — 84.7%
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.*	561	303,019
Boeing Co.*	3,841	725,949
General Dynamics Corp.	1,547	528,502
General Electric Co.	6,830	2,038,413
HEICO Corp.	942	298,529
Howmet Aerospace, Inc.	2,653	542,777
L3Harris Technologies, Inc.	991	276,182
Lockheed Martin Corp.	1,635	748,601
Northrop Grumman Corp.	891	509,875
RTX Corp.	9,240	1,616,168
TransDigm Group, Inc.	347	471,979
Total Aerospace & Defense		8,059,994
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	1,196	175,692
FedEx Corp.	1,636	451,012
United Parcel Service, Inc., Class B	6,388	611,907
Total Air Freight & Logistics		1,238,611
Automobiles — 2.1%
Ford Motor Co.	25,540	339,171
General Motors Co.	8,553	628,816
Tesla, Inc.*	19,846	8,537,154
Total Automobiles		9,505,141
Banks — 2.9%
Bank of America Corp.	49,568	2,659,323
Citigroup, Inc.	11,151	1,155,244
Citizens Financial Group, Inc.	2,333	126,215
Fifth Third Bancorp	3,525	153,197
First Citizens BancShares, Inc., Class A	141	264,782
Huntington Bancshares, Inc.	5,473	89,210
JPMorgan Chase & Co.	17,332	5,426,303
KeyCorp	8,890	163,398
M&T Bank Corp.	736	140,002
PNC Financial Services Group, Inc.	1,988	379,151
Regions Financial Corp.	3,243	82,534
Truist Financial Corp.	8,554	397,761
U.S. Bancorp	9,075	445,129
Wells Fargo & Co.	22,949	1,970,172
Total Banks		13,452,421
Beverages — 0.9%
Brown-Forman Corp., Class B	1,777	51,497
Coca-Cola Co.	28,221	2,063,520
Constellation Brands, Inc., Class A	196	26,731
Keurig Dr. Pepper, Inc.	26	725
Monster Beverage Corp.*	7,699	577,348
PepsiCo, Inc.	9,970	1,482,938
Total Beverages		4,202,759
Biotechnology — 1.4%
AbbVie, Inc.	10,750	2,447,775
Alnylam Pharmaceuticals, Inc.*	773	348,801
Amgen, Inc.	2,740	946,560
Biogen, Inc.*	1,964	357,625
Gilead Sciences, Inc.	7,628	959,907
Moderna, Inc.*(a)	122	3,170
Natera, Inc.*	312	74,509
Regeneron Pharmaceuticals, Inc.	800	624,152
United Therapeutics Corp.*	126	61,236
Vertex Pharmaceuticals, Inc.*	1,358	588,842
Total Biotechnology		6,412,577
Broadline Retail — 3.3%
Amazon.com, Inc.*	64,781	15,108,225
eBay, Inc.	2,960	245,058
Total Broadline Retail		15,353,283
Building Products — 0.2%
Builders FirstSource, Inc.*	864	96,967
Carlisle Cos., Inc.(a)	156	49,619
Carrier Global Corp.	1,949	106,961
Johnson Controls International PLC	1,755	204,124
Lennox International, Inc.	296	147,666
Masco Corp.	2,260	146,606
Owens Corning	1,029	116,524
Trane Technologies PLC	578	243,615
Total Building Products		1,112,082
Capital Markets — 2.9%
Ameriprise Financial, Inc.	737	335,880
Ares Management Corp., Class A	856	134,264
Bank of New York Mellon Corp.	4,777	535,502
Blackrock, Inc.	866	906,962
Blackstone, Inc.	7,069	1,035,043
Carlyle Group, Inc.	2,410	131,417
Charles Schwab Corp.	10,759	997,682
CME Group, Inc.	2,222	625,404
Coinbase Global, Inc., Class A*	1,445	394,225
FactSet Research Systems, Inc.	541	150,003
Goldman Sachs Group, Inc.	2,012	1,661,993
Interactive Brokers Group, Inc., Class A	964	62,679
Intercontinental Exchange, Inc.	3,067	482,439

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)
November 30, 2025

Investments	Shares	Value
Jefferies Financial Group, Inc.	495	$28,492
KKR & Co., Inc.	5,566	680,777
LPL Financial Holdings, Inc.	507	180,512
Moody's Corp.	1,363	668,933
Morgan Stanley	10,077	1,709,664
MSCI, Inc.	626	352,889
Nasdaq, Inc.	4,028	366,226
Northern Trust Corp.	937	123,066
Raymond James Financial, Inc.	1,072	167,811
Robinhood Markets, Inc., Class A*	1,720	221,003
S&P Global, Inc.	1,875	935,306
State Street Corp.	1,736	206,619
T Rowe Price Group, Inc.	1,856	190,017
Total Capital Markets		13,284,808
Chemicals — 0.7%
Air Products & Chemicals, Inc.	1,246	325,268
CF Industries Holdings, Inc.	934	73,506
Corteva, Inc.	4,178	281,890
Dow, Inc.	9,275	221,209
DuPont de Nemours, Inc.	3,698	147,069
Ecolab, Inc.	1,953	537,387
International Flavors & Fragrances, Inc.	172	11,950
Linde PLC	1,415	580,603
LyondellBasell Industries NV, Class A	378	18,518
PPG Industries, Inc.	2,617	261,805
RPM International, Inc.	823	88,267
Sherwin-Williams Co.	1,726	593,209
Solstice Advanced Materials, Inc.*	2,494	118,914
Westlake Corp.	737	49,239
Total Chemicals		3,308,834
Commercial Services & Supplies — 0.5%
Cintas Corp.	2,191	407,570
Copart, Inc.*	7,117	277,421
Republic Services, Inc.	1,152	250,053
Rollins, Inc.	4,009	246,473
Veralto Corp.	2,260	228,757
Waste Connections, Inc.	982	173,372
Waste Management, Inc.	2,551	555,787
Total Commercial Services & Supplies		2,139,433
Communications Equipment — 0.7%
Arista Networks, Inc.*	8,123	1,061,514
Cisco Systems, Inc.	25,707	1,977,896
Motorola Solutions, Inc.	838	309,792
Ubiquiti, Inc.	145	84,548
Total Communications Equipment		3,433,750
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	293	286,244
Quanta Services, Inc.	1,298	603,414
Total Construction & Engineering		889,658
Construction Materials — 0.2%
CRH PLC	1,914	229,604
Martin Marietta Materials, Inc.	424	264,254
Vulcan Materials Co.	735	218,471
Total Construction Materials		712,329
Consumer Finance — 0.6%
American Express Co.	4,663	1,703,254
Capital One Financial Corp.	3,856	844,734
SoFi Technologies, Inc.*(a)	7,366	218,918
Synchrony Financial	2,282	176,535
Total Consumer Finance		2,943,441
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	3,162	2,888,772
Dollar General Corp.	1,216	133,140
Kroger Co.	3,314	222,966
Sysco Corp.	3,555	270,891
Target Corp.	3,669	332,485
U.S. Foods Holding Corp.*	793	62,385
Walmart, Inc.	51,403	5,680,545
Total Consumer Staples Distribution & Retail		9,591,184
Containers & Packaging — 0.1%
Avery Dennison Corp.	291	50,160
Ball Corp.	956	47,351
International Paper Co.	2,274	89,777
Packaging Corp. of America	444	90,607
Smurfit WestRock PLC	1,446	51,608
Total Containers & Packaging		329,503
Distributors — 0.0%
Genuine Parts Co.	1,058	137,963
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	43,321	1,127,212
Verizon Communications, Inc.	26,423	1,086,250
Total Diversified Telecommunication Services		2,213,462
Electric Utilities — 1.2%
Alliant Energy Corp.	1,431	99,412
American Electric Power Co., Inc.	3,319	410,793
Constellation Energy Corp.	2,181	794,669
Duke Energy Corp.	5,094	631,350
Edison International	2,728	160,652
Entergy Corp.	2,553	248,969
Eversource Energy	2,171	145,848
Exelon Corp.	5,771	271,930
FirstEnergy Corp.	2,764	131,898
NextEra Energy, Inc.	13,470	1,162,326
NRG Energy, Inc.	380	64,406
PG&E Corp.	14,192	228,775
PPL Corp.	4,126	152,249
Southern Co.	6,615	602,759
Xcel Energy, Inc.	2,994	245,837
Total Electric Utilities		5,351,873
Electrical Equipment — 0.7%
AMETEK, Inc.	1,669	330,278
Eaton Corp. PLC	1,063	367,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)
November 30, 2025

Investments	Shares	Value
Emerson Electric Co.	3,729	$497,374
GE Vernova, Inc.	1,640	983,623
Hubbell, Inc.	248	106,995
Rockwell Automation, Inc.	811	321,042
Vertiv Holdings Co., Class A	2,423	435,486
Total Electrical Equipment		3,042,479
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	7,004	986,864
CDW Corp.	1,108	159,796
Corning, Inc.	5,633	474,298
Keysight Technologies, Inc.*	1,478	292,570
Ralliant Corp.	147	7,257
Teledyne Technologies, Inc.*	305	152,354
Trimble, Inc.*	677	55,121
Zebra Technologies Corp., Class A*	295	74,561
Total Electronic Equipment, Instruments & Components		2,202,821
Energy Equipment & Services — 0.1%
Baker Hughes Co.	6,197	311,090
Halliburton Co.	4,964	130,156
SLB Ltd.	4,251	154,056
Total Energy Equipment & Services		595,302
Entertainment — 1.2%
Electronic Arts, Inc.	1,580	319,207
Liberty Media Corp.-Liberty Formula One, Class C*	743	71,313
Live Nation Entertainment, Inc.*(a)	1,611	211,766
Netflix, Inc.*	27,841	2,995,135
ROBLOX Corp., Class A*	3,610	343,058
Take-Two Interactive Software, Inc.*	949	233,520
Walt Disney Co.	11,550	1,206,629
Warner Bros Discovery, Inc.*	14,396	345,504
Total Entertainment		5,726,132
Financial Services — 3.7%
Affirm Holdings, Inc.*	742	52,645
Apollo Global Management, Inc.	5,310	700,123
Berkshire Hathaway, Inc., Class B*	13,601	6,988,330
Block, Inc.*(a)	4,645	310,286
Corebridge Financial, Inc.	4,213	126,474
Corpay, Inc.*	702	207,651
Fidelity National Information Services, Inc.	323	21,244
Fiserv, Inc.*	2,729	167,752
Global Payments, Inc.	2,442	185,006
Mastercard, Inc., Class A	6,239	3,434,757
PayPal Holdings, Inc.	8,301	520,390
Toast, Inc., Class A*	1,570	53,678
Visa, Inc., Class A	13,053	4,365,445
Total Financial Services		17,133,781
Food Products — 0.4%
Archer-Daniels-Midland Co.	3,742	227,289
General Mills, Inc.	7,722	365,637
Hershey Co.	1,313	246,949
Hormel Foods Corp.	340	7,891
Kellanova	2,967	248,160
Kraft Heinz Co.	3,547	90,484
McCormick & Co., Inc., Non-Voting Shares	559	37,721
Mondelez International, Inc., Class A	9,680	557,278
Tyson Foods, Inc., Class A	2,137	124,053
Total Food Products		1,905,462
Gas Utilities — 0.0%
Atmos Energy Corp.	759	133,865
Ground Transportation — 0.7%
CSX Corp.	13,899	491,469
JB Hunt Transport Services, Inc.	1,214	211,187
Norfolk Southern Corp.	1,401	409,218
Old Dominion Freight Line, Inc.	262	35,446
Uber Technologies, Inc.*	12,742	1,115,435
Union Pacific Corp.	3,608	836,443
XPO, Inc.*	304	43,186
Total Ground Transportation		3,142,384
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	10,684	1,377,168
Align Technology, Inc.*	972	143,069
Baxter International, Inc.	6,120	114,689
Becton Dickinson & Co.	1,955	379,309
Boston Scientific Corp.*	9,773	992,741
Cooper Cos., Inc.*	1,957	152,509
Dexcom, Inc.*	431	27,356
Edwards Lifesciences Corp.*	4,629	401,195
GE HealthCare Technologies, Inc.	3,258	260,607
Hologic, Inc.*	1,698	127,299
IDEXX Laboratories, Inc.*	489	368,158
Insulet Corp.*	499	163,268
Intuitive Surgical, Inc.*	2,125	1,218,645
Medtronic PLC	4,358	459,028
ResMed, Inc.	961	245,853
STERIS PLC	155	41,273
Stryker Corp.	2,908	1,079,392
Zimmer Biomet Holdings, Inc.	1,721	167,832
Total Health Care Equipment & Supplies		7,719,391
Health Care Providers & Services — 1.4%
Cardinal Health, Inc.	1,506	319,663
Cencora, Inc.	1,433	528,677
Centene Corp.*	3,061	120,420
Cigna Group	1,799	498,827
CVS Health Corp.	7,681	617,245
Elevance Health, Inc.	1,577	533,436
HCA Healthcare, Inc.	1,681	854,435
Humana, Inc.	692	170,073
Labcorp Holdings, Inc.	432	116,113
McKesson Corp.	855	753,358
Molina Healthcare, Inc.*	370	54,856
Quest Diagnostics, Inc.	673	127,318
UnitedHealth Group, Inc.	5,720	1,886,284
Total Health Care Providers & Services		6,580,705
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	1,459	78,305
Ventas, Inc.	2,024	163,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)
November 30, 2025

Investments	Shares	Value
Welltower, Inc.	3,741	$778,951
Total Health Care REITs		1,020,451
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A*	1,087	261,195
Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc., Class A*	4,296	502,589
Booking Holdings, Inc.	223	1,095,976
Carnival Corp.*	3,514	90,591
Chipotle Mexican Grill, Inc.*	10,881	375,612
Darden Restaurants, Inc.	311	55,849
Domino's Pizza, Inc.	214	89,801
DoorDash, Inc., Class A*	2,336	463,392
DraftKings, Inc., Class A*(a)	3,477	115,297
Expedia Group, Inc.	885	226,286
Hilton Worldwide Holdings, Inc.	1,811	516,189
Las Vegas Sands Corp.	4,803	327,373
Marriott International, Inc., Class A	2,141	652,556
McDonald's Corp.	4,623	1,441,544
Royal Caribbean Cruises Ltd.	361	96,116
Starbucks Corp.	6,083	529,890
Yum! Brands, Inc.	2,025	310,250
Total Hotels, Restaurants & Leisure		6,889,311
Household Durables — 0.2%
DR Horton, Inc.	2,128	338,373
Garmin Ltd.	510	99,613
Lennar Corp., Class A	2,748	360,812
NVR, Inc.*	19	142,639
PulteGroup, Inc.	932	118,541
Total Household Durables		1,059,978
Household Products — 0.6%
Church & Dwight Co., Inc.	599	51,011
Clorox Co.	1,295	139,782
Colgate-Palmolive Co.	1,579	126,936
Kimberly-Clark Corp.	1,520	165,862
Procter & Gamble Co.	15,904	2,356,337
Total Household Products		2,839,928
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	2,173	388,663
Industrial Conglomerates — 0.3%
3M Co.	3,454	594,261
Honeywell International, Inc.	3,564	684,965
Total Industrial Conglomerates		1,279,226
Industrial REITs — 0.2%
Prologis, Inc.	6,207	797,786
Insurance — 1.3%
Aflac, Inc.	3,341	368,546
Allstate Corp.	1,603	341,407
American International Group, Inc.	3,628	276,308
Aon PLC, Class A	770	272,518
Arch Capital Group Ltd.*	889	83,495
Arthur J Gallagher & Co.	1,491	369,201
Brown & Brown, Inc.	463	37,239
Chubb Ltd.	937	277,521
Cincinnati Financial Corp.	911	152,675
Erie Indemnity Co., Class A	454	134,152
Everest Group Ltd.	23	7,229
Fidelity National Financial, Inc.	2,373	141,027
Hartford Insurance Group, Inc.	1,634	223,907
Loews Corp.	385	41,530
Markel Group, Inc.*	89	185,159
Marsh & McLennan Cos., Inc.	3,642	668,125
MetLife, Inc.	5,352	409,749
Principal Financial Group, Inc.	1,701	144,279
Progressive Corp.	3,629	830,279
Prudential Financial, Inc.	3,015	326,374
Travelers Cos., Inc.	1,315	385,111
Willis Towers Watson PLC	158	50,718
WR Berkley Corp.	1,422	110,475
Total Insurance		5,837,024
Interactive Media & Services — 7.7%
Alphabet, Inc., Class A	78,415	25,106,914
Meta Platforms, Inc., Class A	16,333	10,582,967
Pinterest, Inc., Class A*	4,098	107,040
Snap, Inc., Class A*	11,907	91,446
Total Interactive Media & Services		35,888,367
IT Services — 0.8%
Accenture PLC, Class A	604	151,000
Cloudflare, Inc., Class A*	2,088	418,039
Cognizant Technology Solutions Corp., Class A	759	58,982
GoDaddy, Inc., Class A*	1,544	197,416
International Business Machines Corp.	6,021	1,857,960
MongoDB, Inc.*	471	156,546
Snowflake, Inc.*	2,229	560,014
Twilio, Inc., Class A*	1,231	159,648
VeriSign, Inc.	614	154,722
Total IT Services		3,714,327
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	1,731	265,709
Danaher Corp.	4,293	973,567
Illumina, Inc.*	1,397	183,636
IQVIA Holdings, Inc.*	1,349	310,283
Mettler-Toledo International, Inc.*	170	251,042
Thermo Fisher Scientific, Inc.	2,505	1,480,029
Waters Corp.*	345	139,180
West Pharmaceutical Services, Inc.	649	179,935
Total Life Sciences Tools & Services		3,783,381
Machinery — 1.3%
Caterpillar, Inc.	3,081	1,773,917
Cummins, Inc.	832	414,319
Deere & Co.	1,610	747,829
Dover Corp.	763	141,369
Fortive Corp.	2,375	127,015
IDEX Corp.	122	21,219
Illinois Tool Works, Inc.	2,071	516,259
Ingersoll Rand, Inc.	2,938	236,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)
November 30, 2025

Investments	Shares	Value
Otis Worldwide Corp.	2,411	$214,217
PACCAR, Inc.	3,856	406,499
Parker-Hannifin Corp.	907	781,562
Pentair PLC	269	28,310
Snap-on, Inc.	302	102,695
Westinghouse Air Brake Technologies Corp.	720	150,156
Xylem, Inc.	1,915	269,383
Total Machinery		5,930,788
Media — 0.3%
Charter Communications, Inc., Class A*(a)	496	99,260
Comcast Corp., Class A	26,482	706,805
Fox Corp., Class A	2,978	195,059
News Corp., Class A	4,655	119,540
Omnicom Group, Inc.	2,362	169,166
Trade Desk, Inc., Class A*	2,657	105,111
Total Media		1,394,941
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	7,262	312,121
Newmont Corp.	6,798	616,783
Nucor Corp.	2,236	356,620
Reliance, Inc.	498	139,101
Steel Dynamics, Inc.	1,098	184,277
Total Metals & Mining		1,608,902
Multi-Utilities — 0.5%
Ameren Corp.	1,994	212,062
CenterPoint Energy, Inc.	3,742	149,605
CMS Energy Corp.	2,451	184,903
Consolidated Edison, Inc.	1,864	187,071
Dominion Energy, Inc.	5,535	347,432
DTE Energy Co.	1,300	178,139
NiSource, Inc.	460	20,300
Public Service Enterprise Group, Inc.	3,844	321,051
Sempra	4,506	426,808
WEC Energy Group, Inc.	2,711	303,822
Total Multi-Utilities		2,331,193
Oil, Gas & Consumable Fuels — 2.2%
Cheniere Energy, Inc.	311	64,831
Chevron Corp.	13,775	2,081,816
ConocoPhillips	8,891	788,543
Coterra Energy, Inc.	3,502	93,994
Devon Energy Corp.	3,727	138,123
Diamondback Energy, Inc.	1,582	241,397
EOG Resources, Inc.	3,255	351,052
EQT Corp.	1,933	117,642
Expand Energy Corp.	952	116,077
Exxon Mobil Corp.	28,979	3,359,246
Kinder Morgan, Inc.	10,079	275,358
Marathon Petroleum Corp.	2,866	555,230
Occidental Petroleum Corp.	3,981	167,202
ONEOK, Inc.	1,392	101,365
Phillips 66	3,244	444,298
Targa Resources Corp.	1,292	226,501
Texas Pacific Land Corp.	166	143,472
Valero Energy Corp.	2,304	407,255
Williams Cos., Inc.	6,036	367,774
Total Oil, Gas & Consumable Fuels		10,041,176
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	3,809	244,157
Southwest Airlines Co.(a)	3,173	110,452
United Airlines Holdings, Inc.*	2,036	207,591
Total Passenger Airlines		562,200
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	2,340	220,124
Kenvue, Inc.	5,983	103,805
Total Personal Care Products		323,929
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	9,095	447,474
Eli Lilly & Co.	6,086	6,545,310
Johnson & Johnson	15,366	3,179,533
Merck & Co., Inc.	17,064	1,788,819
Pfizer, Inc.	38,813	999,047
Zoetis, Inc.	2,630	337,113
Total Pharmaceuticals		13,297,296
Professional Services — 0.4%
Amentum Holdings, Inc.*	878	25,137
Automatic Data Processing, Inc.	3,064	782,239
Booz Allen Hamilton Holding Corp.	772	64,431
Broadridge Financial Solutions, Inc.	855	195,017
Equifax, Inc.	750	159,277
Jacobs Solutions, Inc.	599	80,751
Leidos Holdings, Inc.	848	162,053
Paychex, Inc.	571	63,775
SS&C Technologies Holdings, Inc.	1,247	107,167
TransUnion	1,331	113,202
Verisk Analytics, Inc.	151	33,986
Total Professional Services		1,787,035
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	2,078	336,283
CoStar Group, Inc.*	2,469	169,867
Zillow Group, Inc., Class C*	882	65,603
Total Real Estate Management & Development		571,753
Residential REITs — 0.1%
AvalonBay Communities, Inc.	1,062	193,220
Equity Residential	2,345	144,804
Essex Property Trust, Inc.	499	131,547
Invitation Homes, Inc.	1,350	38,070
Mid-America Apartment Communities, Inc.	315	42,805
Total Residential REITs		550,446
Retail REITs — 0.2%
Kimco Realty Corp.	5,484	113,300
Realty Income Corp.	5,112	294,502
Simon Property Group, Inc.	2,029	378,043
Total Retail REITs		785,845
Semiconductors & Semiconductor Equipment — 11.5%
Advanced Micro Devices, Inc.*	10,750	2,338,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)
November 30, 2025

Investments	Shares	Value
Analog Devices, Inc.	2,998	$795,489
Applied Materials, Inc.	5,165	1,302,871
Broadcom, Inc.	28,706	11,567,370
First Solar, Inc.*	371	101,253
Intel Corp.*	27,344	1,109,073
KLA Corp.	862	1,013,255
Lam Research Corp.	8,449	1,318,044
Marvell Technology, Inc.	5,587	499,478
Microchip Technology, Inc.	6,189	331,607
Micron Technology, Inc.	6,752	1,596,713
Monolithic Power Systems, Inc.	328	304,440
NVIDIA Corp.	159,505	28,232,385
ON Semiconductor Corp.*	3,340	167,802
Qnity Electronics, Inc.	2,639	213,996
Qualcomm, Inc.	7,115	1,195,960
Teradyne, Inc.	1,674	304,484
Texas Instruments, Inc.	5,096	857,504
Total Semiconductors & Semiconductor Equipment		53,250,171
Software — 9.1%
Adobe, Inc.*	3,255	1,042,023
AppLovin Corp., Class A*	2,409	1,444,147
Atlassian Corp., Class A*	1,242	185,704
Autodesk, Inc.*	1,427	432,866
Cadence Design Systems, Inc.*	1,862	580,646
Crowdstrike Holdings, Inc., Class A*	1,596	812,619
Datadog, Inc., Class A*	2,502	400,345
Docusign, Inc.*	726	50,348
Dynatrace, Inc.*	4,077	181,671
Fair Isaac Corp.*	165	297,962
Fortinet, Inc.*	5,195	421,470
Gen Digital, Inc.	4,829	127,341
Guidewire Software, Inc.*	334	72,137
HubSpot, Inc.*	451	165,661
Intuit, Inc.	1,846	1,170,512
Manhattan Associates, Inc.*	581	102,517
Microsoft Corp.	46,671	22,962,599
Nutanix, Inc., Class A*	1,215	58,077
Oracle Corp.	17,639	3,562,196
Palantir Technologies, Inc., Class A*	15,263	2,571,052
Palo Alto Networks, Inc.*	4,483	852,353
PTC, Inc.*	1,069	187,535
Roper Technologies, Inc.	769	343,143
Salesforce, Inc.	6,498	1,498,049
ServiceNow, Inc.*	1,300	1,056,133
Strategy, Inc.*(a)	466	82,566
Synopsys, Inc.*	1,185	495,342
Tyler Technologies, Inc.*	306	143,704
Workday, Inc., Class A*	1,909	411,619
Zoom Communications, Inc., Class A*	3,207	272,467
Zscaler, Inc.*	1,113	279,920
Total Software		42,264,724
Specialized REITs — 0.5%
American Tower Corp.	1,819	329,730
Crown Castle, Inc.	2,862	261,243
Digital Realty Trust, Inc.	2,069	331,288
Equinix, Inc.	402	302,831
Extra Space Storage, Inc.	2,389	318,143
Iron Mountain, Inc.	2,551	220,279
Public Storage	1,331	365,413
SBA Communications Corp.	102	19,815
VICI Properties, Inc.	4,580	131,996
Weyerhaeuser Co.	5,975	132,705
Total Specialized REITs		2,413,443
Specialty Retail — 1.3%
AutoZone, Inc.*	91	359,844
Best Buy Co., Inc.	593	47,013
Burlington Stores, Inc.*	181	45,654
Carvana Co.*	334	125,083
Home Depot, Inc.	5,905	2,107,613
Lowe's Cos., Inc.	3,708	899,116
O'Reilly Automotive, Inc.*	4,913	499,652
Ross Stores, Inc.	2,029	357,834
TJX Cos., Inc.	6,693	1,016,800
Tractor Supply Co.	3,239	177,432
Ulta Beauty, Inc.*	267	143,868
Williams-Sonoma, Inc.(a)	726	130,687
Total Specialty Retail		5,910,596
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	94,215	26,271,853
Dell Technologies, Inc., Class C	4,872	649,681
Hewlett Packard Enterprise Co.	8,044	175,922
HP, Inc.	6,844	167,131
NetApp, Inc.	1,410	157,300
Pure Storage, Inc., Class A*	847	75,349
Sandisk Corp.*	864	192,914
Seagate Technology Holdings PLC	554	153,286
Super Micro Computer, Inc.*	3,458	117,053
Western Digital Corp.	2,315	378,109
Total Technology Hardware, Storage & Peripherals		28,338,598
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.*	64	5,634
Lululemon Athletica, Inc.*	144	26,522
NIKE, Inc., Class B	8,979	580,313
Total Textiles, Apparel & Luxury Goods		612,469
Tobacco — 0.4%
Altria Group, Inc.	10,593	625,093
Philip Morris International, Inc.	9,294	1,463,619
Total Tobacco		2,088,712
Trading Companies & Distributors — 0.2%
Fastenal Co.	6,396	258,399
Ferguson Enterprises, Inc.	687	172,897
United Rentals, Inc.	367	299,171
Watsco, Inc.(a)	94	32,562
WW Grainger, Inc.	183	173,599
Total Trading Companies & Distributors		936,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)
November 30, 2025

Investments	Shares	Value
Water Utilities — 0.0%
American Water Works Co., Inc.	1,584	$206,031
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	7,641	1,597,045
Total United States		392,418,986
TOTAL COMMON STOCKS (COST: $351,376,619)		393,502,482
MUTUAL FUND — 3.7%
United States — 3.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.86%(b)
(Cost: $17,114,648)	17,114,648	17,114,648
TOTAL INVESTMENTS IN SECURITIES — 88.7% (Cost: $368,491,267)		410,617,130
Other Assets less Liabilities — 11.3%		52,483,338
NET ASSETS — 100.0%		$463,100,468

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at November 30, 2025. At November 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,213,868 and the total market value of the collateral held by the Fund was $1,223,022, which was entirely composed of non-cash U.S. Government securities.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2025.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	960	2/25/26	$408,470,400	$14,070,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)
November 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$393,502,482	$–	$–	$393,502,482
Mutual Fund	–	17,114,648	–	17,114,648
Total Investments in Securities	$393,502,482	$17,114,648	$–	$410,617,130
Financial Derivative Instruments
Futures Contracts[1]	$14,070,060	$–	$–	$14,070,060
Total - Net	$407,572,542	$17,114,648	$–	$424,687,190

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)
November 30, 2025

Investments	Shares	Value
COMMON STOCKS — 86.4%
Australia — 17.4%
Anglogold Ashanti PLC	135,041	$11,570,313
Evolution Mining Ltd.	538,721	4,197,124
Genesis Minerals Ltd.*	59,908	261,656
Northern Star Resources Ltd.	327,209	5,828,093
OceanaGold Corp.	63,102	1,628,190
Perseus Mining Ltd.	381,163	1,412,312
Ramelius Resources Ltd.	250,135	600,381
Regis Resources Ltd.	230,002	1,113,165
St. Barbara Ltd.*	187,655	70,146
Vault Minerals Ltd.*	135,702	444,968
West African Resources Ltd.*	129,164	238,023
Westgold Resources Ltd.	126,522	506,136
Total Australia		27,870,507
Brazil — 3.4%
Wheaton Precious Metals Corp.	49,665	5,465,633
Burkina Faso — 1.4%
IAMGOLD Corp.*	137,567	2,137,791
Canada — 37.6%
Agnico Eagle Mines Ltd.	66,043	11,519,880
Alamos Gold, Inc., Class A	114,604	4,299,224
B2Gold Corp.	304,503	1,406,804
Barrick Mining Corp.	293,402	12,129,239
Centerra Gold, Inc.	59,398	789,104
DPM Metals, Inc.	54,976	1,538,011
Equinox Gold Corp.*	80,093	1,111,691
Franco-Nevada Corp.	25,460	5,335,633
GoGold Resources, Inc.*	73,052	136,771
Integra Resources Corp.*	3,176	11,095
K92 Mining, Inc.*	63,955	967,548
Kinross Gold Corp.	273,514	7,688,479
Lundin Gold, Inc.	23,311	1,969,324
New Gold, Inc.*	196,753	1,642,888
OR Royalties, Inc.	45,135	1,575,211
Pan American Silver Corp.	104,934	4,792,336
SSR Mining, Inc.*	61,009	1,420,290
Torex Gold Resources, Inc.	24,894	1,171,976
Wesdome Gold Mines Ltd.*	40,254	649,701
Total Canada		60,155,205
China — 2.4%
Shandong Gold Mining Co. Ltd., Class A	88,300	455,431
Zhaojin Mining Industry Co. Ltd., Class H	389,500	1,453,821
Zijin Mining Group Co. Ltd., Class A	485,400	1,962,488
Total China		3,871,740
Ivory Coast — 1.5%
Endeavour Mining PLC	53,022	2,440,674
Kazakhstan — 0.0%
Solidcore Resources PLC*	4,821	28,492
Mexico — 1.2%
Fresnillo PLC	53,722	1,874,925
Peru — 1.0%
Cia de Minas Buenaventura SAA, ADR	66,135	1,638,825
Russia — 0.0%
Petropavlovsk PLC*^	40,769	0
South Africa — 6.6%
Gold Fields Ltd., ADR	173,294	7,432,580
Harmony Gold Mining Co. Ltd., ADR	154,614	3,039,711
Total South Africa		10,472,291
Turkey — 1.0%
Eldorado Gold Corp.*	52,750	1,651,603
United States — 12.9%
Coeur Mining, Inc.*	75,120	1,297,322
Newmont Corp.	121,004	10,978,693
Newmont Corp., CDI	48,431	4,429,397
Royal Gold, Inc.	18,773	3,826,688
Total United States		20,532,100
TOTAL COMMON STOCKS
(Cost: $117,653,586)		138,139,786
	Shares
MUTUAL FUND — 4.3%
United States — 4.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.86%(a)
(Cost: $6,934,361)	6,934,361	6,934,361
TOTAL INVESTMENTS IN SECURITIES — 90.7% (Cost: $124,587,947)		145,074,147
Other Assets less Liabilities — 9.3%		14,873,723
NET ASSETS — 100.0%		$159,947,870

*	Non-income producing security.
^

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)	Rate shown represents annualized 7-day yield as of November 30, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

November 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	335	2/25/26	$142,539,150	$4,669,599

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	138,139,786	–	–		138,139,786
Mutual Fund	–	6,934,361	–		6,934,361
Total Investments in Securities	$138,139,786	$6,934,361	$0		$145,074,147
Financial Derivative Instruments
Futures Contracts[1]	$4,669,599	$–	$–		$4,669,599
Total - Net	$142,809,385	$6,934,361	$0		$149,743,746

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)
November 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 77.6%
U.S. Treasury Bill — 77.6%
4.10%, 2/5/26*
(Cost: $125,074,106)	$126,000,000	$125,134,916
	Shares
EXCHANGE-TRADED FUNDS — 9.2%
United States — 9.2%
WisdomTree Bitcoin Fund^(a)	82,743	7,937,536
WisdomTree Floating Rate Treasury Fund(a)	138,185	6,947,942
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $13,679,050)		14,885,478
MUTUAL FUND — 4.9%
United States — 4.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.86%(b)
(Cost: $7,919,371)	7,919,371	7,919,371
TOTAL INVESTMENTS IN SECURITIES — 91.7% (Cost: $146,672,527)		147,939,765
Other Assets less Liabilities — 8.3%		13,419,505
NET ASSETS — 100.0%		$161,359,270

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Non-income producing security.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2025.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2025 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2025		Dividend Income	Securities Lending Income
WisdomTree Bitcoin Fund	$9,207,196	$827,005	$569,020	$(4,917)	$(1,522,728)	$7,937,536		$—	$—
WisdomTree Floating Rate Treasury Fund	6,423,994	525,760	—	—	(1,812)	6,947,942		69,311	—
WisdomTree Treasury Money Market Digital Fund	—	14,800,000	14,800,000	—	—	–	^	—	1,272
Total	$15,631,190	$16,152,765	$15,369,020	$(4,917)	$(1,524,540)	$14,885,478		$69,311	$1,272

^	As of November 30, 2025, the Fund did not hold a position in this affiliate.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

November 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	104	12/15/25	$(7,417,254)	$(545,756)
Aluminum	13	12/14/26	(942,854)	(75,757)
Copper	96	12/15/25	(26,933,808)	(2,900,816)
Copper	58	1/19/26	(16,252,325)	(693,169)
Nickel	30	12/15/25	(2,640,699)	286,303
Nickel	1	12/14/26	(92,073)	3,176
Tin	26	1/19/26	(5,100,420)	(649,839)
Tin	1	3/16/26	(195,945)	(14,299)
Zinc	126	12/15/25	(9,982,539)	(696,915)
Zinc	3	1/19/26	(231,882)	(1,723)
			$(69,789,799)	$(5,288,795)
Long Exposure
Aluminum	104	12/15/25	$7,417,254	$262,873
Aluminum	159	12/14/26	11,531,833	1,140,191
Brent Crude	138	6/30/26	8,504,940	(448,574)
Cattle Feeder	5	1/29/26	809,938	(87,581)
Cocoa	60	5/13/26	3,306,600	(374,010)
Coffee “C”	53	7/21/26	6,947,306	(149,904)
Copper	96	12/15/25	26,933,808	5,391,574
Copper	58	1/19/26	16,252,325	653,297
Copper	56	12/14/26	15,433,600	504,462
Corn	156	7/14/26	3,597,750	31,351
Gasoline RBOB	75	4/30/26	6,405,840	(37,944)
Gold 100 Ounce	56	4/28/26	23,994,880	1,186,624
HRW Wheat	41	7/14/26	1,129,550	(7,676)
Lean Hogs	54	4/15/26	1,833,840	32,206
Live Cattle	46	4/30/26	4,039,720	(3,386)
Low Sulphur Gasoil	86	1/12/26	5,759,850	(294,765)
Natural Gas	52	11/25/26	2,469,480	(3,172)
Nickel	30	12/15/25	2,640,699	(457,050)
Nickel	28	12/14/26	2,578,052	(95,088)
NY Harbor ULSD	62	11/30/26	5,565,269	(198,864)
Platinum	75	1/28/26	6,318,750	1,025,758
Silver	33	5/27/26	9,501,855	1,396,444
Soybeans	250	7/14/26	11,796,382	545,613
Sugar No. 11	146	2/27/26	2,487,139	(159,099)
Tin	26	1/19/26	5,100,420	891,311
Tin	25	3/16/26	4,898,625	622,659
Wheat	91	7/14/26	2,525,250	(30,535)
WTI Crude Oil	136	12/21/26	7,894,800	(355,781)
Zinc	126	12/15/25	9,982,539	1,197,067
Zinc	68	1/19/26	5,255,992	78,804
			$222,914,286	$12,256,805
Total - Net			$153,124,487	$6,968,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

November 30, 2025

ABBREVIATIONS:
RBOB	Reformulated Blendstock for Oxygenate Blending
HRW	Hard Red Winter
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$125,134,916	$–	$125,134,916
Exchange-Traded Funds	14,885,478	–	–	14,885,478
Mutual Fund	–	7,919,371	–	7,919,371
Total Investments in Securities	$14,885,478	$133,054,287	$–	$147,939,765
Financial Derivative Instruments
Futures Contracts[1]	$15,249,713	$–	$–	$15,249,713
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(8,281,703)	$–	$–	$(8,281,703)
Total - Net	$21,853,488	$133,054,287	$–	$154,907,775

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Equity Premium Income Fund (WTPI)

November 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 96.0%
U.S. Treasury Bills — 96.0%
4.24%, 12/4/25*	$157,500,000	$157,448,945
4.09%, 2/5/26* ^	162,500,000	161,384,316
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $318,751,515)		318,833,261
	Shares
EXCHANGE-TRADED FUND — 4.4%
United States — 4.4%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $14,596,180)	290,037	14,583,060
MUTUAL FUND — 0.9%
United States — 0.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.86%(b) (Cost: $2,909,340)	2,909,340	2,909,340
TOTAL INVESTMENTS IN SECURITIES — 101.3% (Cost: $336,257,035)		336,325,661
Other Liabilities less Assets — (1.3)%		(4,340,509)
NET ASSETS — 100.0%		$331,985,152

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	All or a portion of this security is held by the broker as collateral for written option contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $66,539,995 as of November 30, 2025.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2025.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2025 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2025	Dividend Income
WisdomTree Floating Rate Treasury Fund	$12,901,849	$1,683,221	$—	$—	$(2,010)	$14,583,060	$133,819

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Put Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Value
S&P 500 Index *	(249)	$(169,444,500)	$6,805	12/19/2025	$(3,956,368)	$2,233,288	$(1,723,080)
S&P 500 Index *	(248)	(171,740,000)	6,925	1/2/2026	(3,339,248)	(60,832)	(3,400,080)
					$(7,295,616)	$2,172,456	$(5,123,160)

*	Non-income producing security.
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Equity Premium Income Fund (WTPI)
November 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$318,833,261	$–	$318,833,261
Exchange-Traded Fund	14,583,060	–	–	14,583,060
Mutual Fund	–	2,909,340	–	2,909,340
Total Investments in Securities	$14,583,060	$321,742,601	$–	$336,325,661
Liabilities:
Financial Derivative Instruments
Written Options[1]	$–	$(5,123,160)	$–	$(5,123,160)
Total - Net	$14,583,060	$316,619,441	$–	$331,202,501

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Inflation Plus Fund (WTIP) (consolidated)

November 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 83.2%
U.S. Treasury Inflation Indexed Notes — 83.2%
0.63%, 1/15/26	$96,000	$130,944
0.13%, 4/15/26	86,000	105,873
0.13%, 7/15/26	98,000	132,097
0.13%, 10/15/26	128,000	150,892
0.38%, 1/15/27	90,000	119,669
0.13%, 4/15/27	132,000	149,220
0.38%, 7/15/27	102,000	134,026
1.63%, 10/15/27	140,000	155,080
0.50%, 1/15/28	104,000	134,833
1.25%, 4/15/28	140,000	151,460
0.75%, 7/15/28	92,000	118,026
2.38%, 10/15/28	146,000	160,258
0.88%, 1/15/29	80,000	101,750
2.13%, 4/15/29	150,000	161,753
0.25%, 7/15/29	96,000	117,991
1.63%, 10/15/29	160,000	167,774
0.13%, 1/15/30	110,000	132,425
1.63%, 4/15/30	168,000	173,511
0.13%, 7/15/30	120,000	144,464
1.13%, 10/15/30	90,000	89,716
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,724,313)		2,731,762
	Shares
MUTUAL FUND — 13.8%
United States — 13.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.86%(a)
(Cost: $454,718)	454,718	454,718
TOTAL INVESTMENTS IN SECURITIES — 97.0% (Cost: $3,179,031)		3,186,480
Other Assets less Liabilities — 3.0%		97,903
NET ASSETS — 100.0%		$3,284,383

(a)	Rate shown represents annualized 7-day yield as of November 30, 2025.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2025 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2025		Dividend Income
WisdomTree Bitcoin Fund	$70,497	$5,466	$79,655	$3,264	$428	$ –	^	$—

^	As of November 30, 2025, the Fund did not hold a position in this affiliate.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Inflation Plus Fund (WTIP) (consolidated)

November 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	1	3/16/26	$(71,852)	$(6,066)
Brent Crude	3	12/30/25	(187,140)	1,532
Corn	8	7/14/26	(184,500)	(3,979)
Gasoline RBOB	2	4/30/26	(170,822)	1,089
HRW Wheat	6	7/14/26	(165,300)	(1,147)
Lead	3	12/15/25	(146,124)	2,998
Natural Gas	4	11/25/26	(189,960)	(474)
Nickel	2	12/15/25	(176,047)	794
Sugar No. 11	10	2/27/26	(170,352)	4,837
Wheat	6	7/14/26	(166,500)	(247)
WTI Crude Oil	3	12/19/25	(175,650)	2,020
			$(1,804,247)	$1,357
Long Exposure
Aluminum	2	12/15/25	$142,639	$1,702
Aluminum	1	3/16/26	71,852	6,199
Copper	2	3/27/26	263,600	10,893
E-Mini Gold	1	1/28/26	212,745	11,429
E-Mini Silver	2	2/25/26	285,815	36,714
NY Harbor ULSD	2	11/30/26	179,525	(3,233)
Tin	1	12/15/25	196,220	8,821
Zinc	2	12/15/25	158,453	5,156
			$1,510,849	$77,681
Total - Net			$(293,398)	$79,038

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$2,731,762	$–	$2,731,762
Mutual Fund	–	454,718	–	454,718
Total Investments in Securities	$–	$3,186,480	$–	$3,186,480
Financial Derivative Instruments
Futures Contracts[1]	$94,184	$–	$–	$94,184
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(15,146)	$–	$–	$(15,146)
Total - Net	$79,038	$3,186,480	$–	$3,265,518

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)
November 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 84.9%
U.S. Treasury Bill — 84.9%
4.08%, 2/5/26*
(Cost: $158,830,000)	$160,000,000	$158,901,482
	Shares
EXCHANGE-TRADED FUNDS — 4.4%
United States — 4.4%
WisdomTree Floating Rate Treasury Fund(a)(b) (Cost: $8,205,959)	163,393	8,215,400
MUTUAL FUND — 4.9%
United States — 4.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.86%(c) (Cost: $9,211,824)	9,211,824	9,211,824
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.4%
United States — 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.95%(c) (Cost: $822,900)	822,900	822,900
TOTAL INVESTMENTS IN SECURITIES — 94.6% (Cost: $177,070,683)		177,151,606
Other Assets less Liabilities — 5.4%		10,070,096
NET ASSETS — 100.0%		$187,221,702

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(b)	Security, or portion thereof, was on loan at November 30, 2025. At November 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $804,480 and the total market value of the collateral held by the Fund was $822,900.
(c)	Rate shown represents annualized 7-day yield as of November 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

November 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2025 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2025		Dividend Income	Securities Lending Income
WisdomTree Bitcoin Fund	$4,594,027	$210,951	$4,752,745	$533,493	$(585,726)	$ –	^	$—	$—
WisdomTree Floating Rate Treasury Fund	7,341,183	877,331	—	—	(3,114)	8,215,400		79,017	—
WisdomTree Treasury Money Market Digital Fund	—	17,300,000	17,300,000	—	—	–	^	—	1,487
Total	$11,935,210	$18,388,282	$22,052,745	$533,493	$(588,840)	$8,215,400		$79,017	$1,487
^	As of November 30, 2025, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Brent Crude	59	12/30/25	$(3,680,420)	$50,742
Corn	171	3/13/26	(3,828,262)	13,183
Gasoline RBOB	48	12/31/25	(3,672,144)	82,677
HRW Wheat	141	3/13/26	(3,718,875)	179,506
Lead	76	12/15/25	(3,701,808)	108,999
Natural Gas	84	12/29/25	(4,074,000)	(323,854)
Nickel	42	12/15/25	(3,696,979)	62,928
Sugar No. 11	239	2/27/26	(4,071,413)	244,891
Wheat	137	3/13/26	(3,688,725)	197,696
WTI Crude Oil	63	12/19/25	(3,688,650)	54,790
			$(37,821,276)	$671,558
Long Exposure
10 Year U.S. Treasury Note	115	3/20/26	$13,034,531	$105,835
Aluminum	53	12/15/25	3,779,947	11,123
Copper	14	12/15/25	3,927,847	188,022
Dollar Index	186	12/15/25	18,489,888	(119,732)
E-Mini Russell 2000 Index	120	12/19/25	15,030,600	587,998
Euro Stoxx 50 Index	228	12/19/25	15,013,718 *	727,238
Gold 100 Ounce	9	1/28/26	3,813,750	204,668
Live Cattle	42	2/27/26	3,659,880	(5,421)
Nikkei 225 Index	44	12/11/25	14,168,536 *	2,163,689
NY Harbor ULSD	38	12/31/25	3,675,748	(142,059)
S&P 500 E-Mini Index	21	12/19/25	7,202,475	353,478
S&P/TSX 60 Index	59	12/18/25	15,590,000 *	924,975
Silver	16	1/28/26	4,536,880	677,999
Tin	21	12/15/25	4,120,620	377,714
U.S. Treasury Long Bond	111	3/20/26	13,035,562	93,435
Zinc	49	12/15/25	3,882,098	108,024
			$142,962,080	$6,256,986
Total - Net			$105,140,804	$6,928,544

*	Notional value has been converted to USD using the relevant foreign exchange rate as of November 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

November 30, 2025

ABBREVIATIONS:
RBOB	Reformulated Blendstock for Oxygenate Blending
HRW	Hard Red Winter
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$158,901,482	$–	$158,901,482
Exchange-Traded Fund	8,215,400	–	–	8,215,400
Mutual Fund	–	9,211,824	–	9,211,824
Investment of Cash Collateral for Securities Loaned	–	822,900	–	822,900
Total Investments in Securities	$8,215,400	$168,936,206	$–	$177,151,606
Financial Derivative Instruments
Futures Contracts[1]	$7,519,610	$–	$–	$7,519,610
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(591,066)	$–	$–	$(591,066)
Total - Net	$15,143,944	$168,936,206	$–	$184,080,150

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Private Credit and Alternative Income Fund (HYIN)
November 30, 2025

Investments	Shares	Value
COMMON STOCKS — 66.6%
United States — 66.6%
Capital Markets — 17.5%
Ares Capital Corp.(a)	80,369	$1,657,209
Blue Owl Capital Corp.(a)	123,635	1,628,273
Blue Owl Technology Finance Corp.	118,396	1,645,704
FS KKR Capital Corp.	109,284	1,759,472
Golub Capital BDC, Inc.	120,093	1,692,110
Main Street Capital Corp.	26,161	1,518,385
Total Capital Markets		9,901,153
Mortgage Real Estate Investment Trusts (REITs) — 49.1%
Adamas Trust, Inc.	232,314	1,770,233
AGNC Investment Corp.	172,973	1,814,487
Angel Oak Mortgage REIT, Inc.	175,142	1,541,250
Annaly Capital Management, Inc.	80,507	1,835,560
Apollo Commercial Real Estate Finance, Inc.	160,400	1,624,852
Arbor Realty Trust, Inc.(a)	143,377	1,277,489
ARMOUR Residential REIT, Inc.	119,768	2,098,335
Blackstone Mortgage Trust, Inc., Class A(a)	88,328	1,719,746
Chimera Investment Corp.	122,890	1,571,763
Ellington Financial, Inc.	129,432	1,773,218
Franklin BSP Realty Trust, Inc.	151,122	1,574,691
Ladder Capital Corp.	149,193	1,648,583
MFA Financial, Inc.	175,146	1,684,905
Ready Capital Corp.(a)	398,721	1,008,764
Redwood Trust, Inc.	286,346	1,577,766
Rithm Capital Corp.	142,133	1,633,108
Starwood Property Trust, Inc.	83,983	1,540,248
Total Mortgage Real Estate Investment Trusts (REITs)		27,694,998
TOTAL COMMON STOCKS (COST: $39,768,510)		37,596,151
CLOSED-END FUNDS — 33.3%
United States — 33.3%
BlackRock Corporate High Yield Fund, Inc.	175,959	1,668,091
BlackRock Debt Strategies Fund, Inc.	158,888	1,636,546
Blackstone Secured Lending Fund(a)	61,678	1,701,696
Eagle Point Credit Co., Inc.(a)	254,136	1,593,433
FS Credit Opportunities Corp.	227,727	1,414,185
Guggenheim Strategic Opportunities Fund	112,364	1,396,684
Invesco Senior Income Trust	484,560	1,623,276
Nuveen Credit Strategies Income Fund	314,229	1,599,426
Nuveen Floating Rate Income Fund	204,729	1,625,548
Oxford Lane Capital Corp.(a)	97,032	1,454,510
PIMCO Corporate & Income Opportunity Fund	116,730	1,552,509
PIMCO Dynamic Income Fund	84,957	1,535,173
TOTAL CLOSED-END FUNDS (COST: $21,559,172)		18,801,077
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.86%(b)
(Cost: $3,338)	3,338	3,338
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 9.9%
United States — 9.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.95%(b)
(Cost: $5,610,036)	5,610,036	5,610,036
TOTAL INVESTMENTS IN SECURITIES — 109.8% (Cost: $66,941,056)		62,010,602
Other Liabilities less Assets — (9.8)%		(5,523,045)
NET ASSETS — 100.0%		$56,487,557

(a)	Security, or portion thereof, was on loan at November 30, 2025. At November 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,399,735 and the total market value of the collateral held by the Fund was $9,638,410. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,028,374.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Private Credit and Alternative Income Fund (HYIN)

November 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$37,596,151	$–	$–	$37,596,151
Closed-End Funds	18,801,077	–	–	18,801,077
Mutual Fund	–	3,338	–	3,338
Investment of Cash Collateral for Securities Loaned	–	5,610,036	–	5,610,036
Total Investments in Securities	$56,397,228	$5,613,374	$–	$62,010,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Target Range Fund (GTR)

November 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 79.1%
U.S. Treasury Bill — 79.1%
4.09%, 2/5/26*
(Cost: $49,136,957)	$49,500,000	$49,160,146
MUTUAL FUND — 1.0%
United States — 1.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.86%(a)
(Cost: $633,341)	633,341	633,341
PURCHASED OPTIONS (EXCHANGE-TRADED) — 20.3%

Call Options	Number of Contracts	Notional Amount(b)	Strike Price	Expiration Date	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Value
iShares MSCI EAFE ETF^	1,467	$11,149,200	$76	1/16/26	$2,246,650	$573,657	$2,820,307
iShares MSCI Emerging Markets ETF^	1,331	5,590,200	42	1/16/26	1,086,268	560,845	1,647,112
iShares Russell 2000 ETF^	500	9,350,000	187	1/16/26	2,385,540	726,710	3,112,250
SPDR S&P 500 ETF Trust^	473	27,434,000	580	1/16/26	5,238,712	(207,174)	5,031,538
TOTAL PURCHASED OPTIONS (EXCHANGE-TRADED)
(Cost: $10,957,170)							12,611,207
TOTAL INVESTMENTS IN SECURITIES — 100.4% (Cost: $60,727,468)							62,404,694
Other Liabilities less Assets — (0.4)%							(268,285)
NET ASSETS — 100.0%							$62,136,409

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Non-income producing security.
(a)	Rate shown represents annualized 7-day yield as of November 30, 2025.
(b)	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Call Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation	Value
iShares Russell 2000 ETF*	(500)	$(12,750,000)	$255	1/16/2026	$(452,039)	$217,038	$(235,000)
SPDR S&P 500 ETF Trust*	(473)	(37,130,500)	785	1/16/2026	(9,384)	6,310	(3,075)
					$(461,423)	$223,348	$(238,075)

*	Non-income producing security.
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Target Range Fund (GTR)
November 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2025 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2025		Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$5,900,000	$5,900,000	$—	$—	$–	^	$—	$507
^	As of November 30, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$49,160,146	$–	$49,160,146
Mutual Fund	–	633,341	–	633,341
Purchased Options	–	12,611,207	–	12,611,207
Total Investments in Securities	$–	$62,404,694	$–	$62,404,694
Liabilities:
Financial Derivative Instruments
Written Options[1]	$–	$(238,075)	$–	$(238,075)
Total - Net	$–	$62,166,619	$–	$62,166,619

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Notes to Financial Statements (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”), or exchange-traded notes (“ETNs” or “ETN”) or closed-end funds (“CEFs” or “CEF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (“WTAM”), the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Notes to Financial Statements (unaudited)

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a  security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund's investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Notes to Financial Statements (unaudited) (concluded)

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended November 30, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.